UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07332 and 811-08162

Name of Fund: BlackRock Funds III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Treasury

BlackRock CoreAlpha Bond Fund

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2020 Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2020 Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

iShares MSCI Total International Index Fund

iShares Russell 1000 Large-Cap Index Fund

iShares S&P 500 Index Fund

iShares U.S. Aggregate Bond Index Fund

Master Investment Portfolio

Active Stock Master Portfolio

CoreAlpha Bond Master Portfolio

International Tilts Master Portfolio

Large Cap Index Master Portfolio

LifePath® Dynamic Retirement Master Portfolio

LifePath® Dynamic 2020 Master Portfolio

LifePath® Dynamic 2025 Master Portfolio

LifePath® Dynamic 2030 Master Portfolio

LifePath® Dynamic 2035 Master Portfolio

LifePath® Dynamic 2040 Master Portfolio

LifePath® Dynamic 2045 Master Portfolio

LifePath® Dynamic 2050 Master Portfolio

LifePath® Dynamic 2055 Master Portfolio

LifePath® Dynamic 2060 Master Portfolio

LifePath® Index Retirement Master Portfolio

LifePath® Index 2020 Master Portfolio

LifePath® Index 2025 Master Portfolio

LifePath® Index 2030 Master Portfolio

LifePath® Index 2035 Master Portfolio

LifePath® Index 2040 Master Portfolio

LifePath® Index 2045 Master Portfolio

LifePath® Index 2050 Master Portfolio

LifePath® Index 2055 Master Portfolio

LifePath® Index 2060 Master Portfolio

Money Market Master Portfolio

S&P 500 Index Master Portfolio

Total International ex U.S. Index Master Portfolio

Treasury Money Market Master Portfolio

U.S. Total Bond Index Master Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2017

Date of reporting period: 12/31/2017

Item 1 – Report to Stockholders

DECEMBER 31, 2017

ANNUAL REPORT

BlackRock Funds III

➢	BlackRock Cash Funds: Institutional
➢	BlackRock Cash Funds: Treasury

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended December 31, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. The equity market advanced, month after month, despite geopolitical uncertainty and relatively high valuations, while bond returns were constrained by higher interest rates.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, longer-term U.S. Treasuries posted modest returns, as rising energy prices, modest wage increases, and steady job growth led to expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries throughout the world experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing short-term interest rates three times and setting expectations for additional interest rate increases. The Fed also began reducing the vast balance sheet reserves that had accumulated in the wake of the financial crisis. In October 2017, the Fed reduced its $4.5 trillion balance sheet by only $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) both continued to expand their balance sheets despite nascent signs of sustained economic growth. The Eurozone and Japan are both approaching the limits of central banks’ ownership share of national debt, which is a structural pressure point that limits their capacity to deliver additional monetary stimulus. In October 2017, the ECB announced plans to cut the amount of its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus until the inflation rate rises to its target of 2%.

Emerging market growth also stabilized, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

While escalating tensions between the United States and North Korea and our nation’s divided politics are concerning, benign credit conditions, modest inflation, solid corporate earnings, and the positive outlook for growth in the world’s largest economies have kept markets relatively tranquil.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018.

Further fueling optimism, Congress passed a sweeping tax reform bill in December 2017. The U.S. tax overhaul is likely to accentuate the reflationary themes already in place, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	11.42%	21.83%
U.S. small cap equities (Russell 2000® Index)	9.20	14.65
International equities (MSCI Europe, Australasia, Far East Index)	9.86	25.03
Emerging market equities (MSCI Emerging Markets Index)	15.92	37.28
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.55	0.86
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(0.01)	2.07
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.24	3.54
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.64	4.95
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.46	7.50
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Money Market Overview  For the 12-Month Period Ended December 31, 2017

Notable conditions during 2017 included the continued gradual removal of monetary accommodation by the Federal Open Market Committee (“FOMC”), the nomination of a new chairman of the FOMC, pronounced demand for U.S. dollar funding heading into year end, a series of short-term spending agreements to keep the government open, and the passage of U.S. tax reform. In December, the FOMC delivered on what was basically a foregone conclusion with a 0.25% increase in the federal funds target range to 1.25% — 1.50%. This was the fifth rate rise since “lifting off” of zero. It was also the first time that the FOMC delivered on the number of hikes penciled in at the beginning of the year (despite continued skepticism from market participants).

The impacts of a series of devastating storms during the third quarter of 2017 were generally viewed to be temporary. The FOMC upgraded its forecasts for growth and employment, while leaving its outlook for inflation — which is not expected to hit its 2% target until 2019 — unchanged. Despite the stronger prognosis for economic growth, the so-called ‘dot plot’ continued to reflect three interest rate hikes in 2018 (while the longer run forecast for the Federal Funds rate was unchanged at 2.8%). (The dot plot represents the Fed’s ongoing efforts to become more transparent with respect to its policies.) Summing this up, the underlying tone of the meeting was generally regarded as dovish. As of year end, the market-implied odds of a rate hike upcoming in March stood close to 70%, while futures contracts for federal funds were priced for about two hikes during 2018. As anticipated, the FOMC announced the commencement of its balance sheet normalization program in October at its September 20, 2017 meeting. A total of $10 billion of Treasury and agency mortgage-backed securities were initially allowed to mature each month, with the aggregate sum rising by a like amount each quarter until a “roll off” rate of $50 billion per month is achieved.

Credit spreads, as reflected in the differential between the three-month London Inter-Bank Offered Rate and overnight index swaps, widened heading into year end as fund managers generally maintained a defensive posture while certain banks appeared to limit the availability of U.S. dollar funding given balance sheet management concerns. The U.S. debt ceiling was a focus during the summer months. Volatility was manifested via an earlier-than-usual back up in yields on Treasury bills deemed most at risk of a potential delay in payment if the borrowing capacity was not addressed in a timely fashion. A respite was achieved in September when a bipartisan agreement to temporarily extend the debt limit along with a continuing resolution to keep the Federal government open until December 8, 2017 was attached to funding for hurricane relief.

Two ‘stopgap’ spending measures were put in place during the fourth quarter of 2017 to ensure that the government remained open. Extraordinary measures allowed the Treasury to continue borrowing during the latter part of the year. Jerome Powell was nominated as Chairman of the FOMC to replace Janet Yellen, who is expected to step down upon his confirmation. Vice-chairman Bill Dudley’s resignation in early 2018 will add to the number of vacancies on the FOMC (including various unfilled seats on the Federal Reserve’s Board of Governors). Finally, tax reform legislation was enacted and became effective January 1, 2018.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Information as of December 31, 2017

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Institutional’s (the “Fund”) investment objective is to seek a high level of income consistent with liquidity and the preservation of capital.

	7-Day SEC Yield	7-Day Yield
SL Agency	1.53%	1.53%

BlackRock Cash Funds: Treasury

BlackRock Cash Funds: Treasury’s (the “Fund”) investment objective is to seek current income consistent with liquidity and stability of principal.

	7-Day SEC Yield	7-Day Yield
Institutional	1.18%	1.18%
SL Agency	1.21	1.21

The 7-Day SEC Yields may differ from the 7-Day Yields shown due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses; and (b) operating expenses, including administration fees, service and distribution fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on July 1, 2017 and held through December 31, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical (b)
	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During the Period (a)	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During the Period (a)	Annualized Expense Ratio
BlackRock Cash Funds: Institutional
SL Agency	$1,000.00	$1,006.60	$0.46	$1,000.00	$1,024.75	$0.46	0.09%
BlackRock Cash Funds: Treasury
Institutional	$1,000.00	$1,004.90	$0.61	$1,000.00	$1,024.60	$0.61	0.12%
SL Agency	1,000.00	1,005.10	0.45	1,000.00	1,024.75	0.46	0.09

(a)	For each class of a Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because each Fund invests all of its assets in its corresponding Master Portfolio, the expense examples reflect the net expenses of both the Fund and the Master Portfolio in which it invests.
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

FUND INFORMATION	5

Statements of Assets and Liabilities

December 31, 2017

	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Treasury

ASSETS
Investments at value — from the applicable Master Portfolio(a)(b)	$56,134,571,402	$4,677,261,802

LIABILITIES
Payables:
Income dividends	67,853,549	4,788,036
Administration fees	943,043	106,217
Other accrued expenses	12,343	11,704

Total liabilities	68,808,935	4,905,957

NET ASSETS	$56,065,762,467	$4,672,355,845

NET ASSETS CONSIST OF:
Paid-in capital	$56,063,402,194	$4,672,048,957
Undistributed net investment income	746,927	171,156
Accumulated net realized gain allocated from the applicable Master Portfolio	550,155	135,732
Net unrealized appreciation (depreciation) allocated from the applicable Master Portfolio	1,063,191	—

NET ASSETS	$56,065,762,467	$4,672,355,845

Institutional:
Net assets	$—	$467,588,740

Shares outstanding(c)	—	467,558,052

Net asset value	$—	$1.00

SL Agency:
Net assets	$56,065,762,467	$4,204,767,105

Shares outstanding(c)	56,059,616,714	4,204,490,907

Net asset value	$1.0001	$1.00

(a) Investments at cost — allocated from the applicable Master Portfolio	$56,133,508,211	$4,677,261,802

(b) Money Market Master Portfolio, and Treasury Money Market Master Portfolio (each, a “Master Portfolio”), respectively.
(c) Unlimited number of shares authorized, no par value.

See notes to financial statements.

6	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

Year Ended December 31, 2017

	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Treasury

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Interest — unaffiliated	$667,575,729	$38,432,561
Expenses	(51,274,000)	(4,131,361)
Fees waived	15,805,913	1,278,501

Total investment income	632,107,642	35,579,701

FUND EXPENSES
Administration — class specific	10,129,182	901,746
Service and distribution — class specific	1,418	—
Professional	11,795	11,098
Miscellaneous	11,430	4,275

Total expenses	10,153,825	917,119
Less fees waived and/or reimbursed by the Administrator	(11,795)	(11,098)

Total expenses after fees waived and/or reimbursed	10,142,030	906,021

Net investment income	621,965,612	34,673,680

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIOS
Net realized gain from investments	550,155	135,732
Net change in unrealized appreciation (depreciation) on Investments	(9,040,964)	—

Net realized and unrealized gain (loss)	(8,490,809)	135,732

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$613,474,803	$34,809,412

See notes to financial statements.

FINANCIAL STATEMENTS	7

Statements of Changes in Net Assets

	BlackRock Cash Funds: Institutional		BlackRock Cash Funds: Treasury
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$621,965,612	$233,714,607	$34,673,680	$9,105,284
Net realized gain	550,155	3,815,059	135,732	444,137
Net change in unrealized appreciation (depreciation)	(9,040,964)	10,104,155	—	—

Net increase in net assets resulting from operations	613,474,803	247,633,821	34,809,412	9,549,421

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Aon Captives	(12,311)	(32,990)	—	—
Institutional	—	(5,693,492)	(2,675,939)	(69,601)
Select	—	(16)	—	—
SL Agency	(621,206,374)	(227,988,109)	(31,826,585)	(9,035,683)
From net realized gain:
Aon Captives	(21)	(629)	—	—
Institutional	—	(25,496)	(12,543)	(5,210)
SL Agency	(746,906)	(4,280,941)	(161,503)	(280,502)

Decrease in net assets resulting from distributions to shareholders	(621,965,612)	(238,021,673)	(34,676,570)	(9,390,996)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	14,879,665,794	(1,323,776,641)	1,021,389,371	1,496,101,672

NET ASSETS
Total increase (decrease) in net assets	14,871,174,985	(1,314,164,493)	1,021,522,213	1,496,260,097
Beginning of year	41,194,587,482	42,508,751,975	3,650,833,632	2,154,573,535

End of year	$56,065,762,467	$41,194,587,482	$4,672,355,845	$3,650,833,632

Undistributed net investment income, end of year	$746,927	$—	$171,156	$—

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

8	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Cash Funds: Institutional
	SL Agency
	Year Ended December 31,
	2017		2016	2015		2014	2013
Net asset value, beginning of year	$1.0002		$1.00	$1.00		$1.00	$1.00

Net investment income	0.0121		0.0058	0.0019		0.0013	0.0018
Net realized and unrealized gain (loss)	(0.0001)		0.0003	0.0000	(a)	0.0001	0.0000	(a)

Net increase from investment operations	0.0120		0.0061	0.0019		0.0014	0.0018

Distributions:(b)
From net investment income	(0.0121)		(0.0058)	(0.0019)		(0.0013)	(0.0018)
From net realized gain	(0.0000	)(c)	(0.0001)	(0.0000	)(c)	(0.0001)	(0.0000	)(c)

Total distributions	(0.0121)		(0.0059)	(0.0019)		(0.0014)	(0.0018)

Net asset value, end of year	$1.0001		$1.0002	$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	1.21%		0.61%	0.19%		0.14%	0.18%

Ratios to Average Net Assets(e)(f)
Total expenses	0.09%		0.09%	0.09%		0.09%	0.09%

Total expenses after fees waived and/or reimbursed	0.09%		0.09%	0.09%		0.09%	0.09%

Net investment income	1.23%		0.58%	0.19%		0.14%	0.17%

Supplemental Data
Net assets, end of year (000)	$56,065,762		$41,189,027	$40,443,595		$37,748,773	$37,867,084

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	9

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Cash Funds: Treasury
	Capital
	Period 01/01/14 to 11/10/14(a)		Year Ended 12/31/13
Net asset value, beginning of period	$1.00		$1.00

Net investment income	—		0.0001
Net realized gain	0.0000	(b)	0.0000	(b)

Net increase from investment operations	0.0000		0.0001

Distributions:(c)
From net investment income	—		(0.0001)
From net realized gain	(0.0000	)(d)	(0.0000	)(d)

Total distributions	(0.0000)		(0.0001)

Net asset value, end of period	$1.00		$1.00

Total Return(e)
Based on net asset value	0.00	%(f)	0.01%

Ratios to Average Net Assets(g)
Total expenses	0.13	%(h)(i)	0.14	%(j)

Total expenses after fees waived and/or reimbursed	0.06	%(h)(i)	0.12	%(j)

Net investment income	0.00	%(h)(i)	0.00	%(j)

Supplemental Data
Net assets, end of period (000)	$—	(a)	$715

(a)	There were no Capital Shares outstanding from November 11, 2014 through December 31, 2014 and during the years ended December 31, 2015, December 31, 2016 and December 31, 2017.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See notes to financial statements.

10	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Cash Funds: Treasury (continued)
	Institutional
	Year Ended 12/31/17		Period 06/06/16(a) to 12/31/16		Period 01/01/15 to 12/31/15(b)		Year Ended December 31,
							2014		2013
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0079		0.0015		0.0000	(c)	—		0.0001
Net realized gain	0.0000	(c)	0.0001		0.0000	(c)	0.0000	(c)	0.0000	(c)

Net increase from investment operations	0.0079		0.0016		0.0000		0.0000		0.0001

Distributions:(d)
From net investment income	(0.0079)		(0.0015)		(0.0000	)(e)	—		(0.0001)
From net realized gain	(0.0000	)(e)	(0.0001)		(0.0000	)(e)	(0.0000	)(e)	(0.0000	)(e)

Total distributions	(0.0079)		(0.0016)		(0.0000)		(0.0000)		(0.0001)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(f)
Based on net asset value	0.79%		0.16	%(g)	0.00%		0.00%		0.01%

Ratios to Average Net Assets(h)
Total expenses	0.12	%(j)	0.12	%(i)(j)	0.12	%(j)	0.17	%(k)	0.12	%(j)

Total expenses after fees waived and/or reimbursed	0.12	%(j)	0.12	%(i)(j)	0.11	%(j)	0.06	%(k)	0.10	%(j)

Net investment income	0.93	%(j)	0.29	%(i)(j)	0.01	%(j)	0.00	%(k)	0.01	%(j)

Supplemental Data
Net assets, end of year (000)	$467,589		$80,257		$—	(b)	$4		$4

(a)	Recommencement of operations.
(b)	There were no Institutional Shares outstanding as of the year ended December 31, 2015.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Amount is greater than $(0.00005) per share.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Aggregate total return.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(i)	Annualized.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.
(k)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Cash Funds: Treasury (continued)
	Select
	Period 01/01/14 to 12/22/14(a)		Year Ended 12/31/13
Net asset value, beginning of period	$1.00		$1.00

Net investment income	—		0.0001
Net realized gain	0.0000	(b)	0.0000	(b)

Net increase from investment operations	0.0000		0.0001

Distributions:(c)
From net investment income	—		(0.0001)
From net realized gain	(0.0000	)(d)	(0.0000	)(d)

Total distributions	(0.0000)		(0.0001)

Net asset value, end of period	$1.00		$1.00

Total Return(e)
Based on net asset value	0.00	%(f)	0.01%

Ratios to Average Net Assets(g)
Total expenses	0.21	%(h)(i)	0.21	%(i)

Total expenses after fees waived and/or reimbursed	0.06	%(h)(i)	0.09	%(i)

Net investment income	0.00	%(h)(i)	0.00	%(i)

Supplemental Data
Net assets, end of period (000)	$—	(a)	$10,398

(a)	There were no Select Shares outstanding from December 22, 2014 through December 31, 2014 and during the years ended December 31, 2015, December 31, 2016 and December 31, 2017.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.

See notes to financial statements.

12	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Cash Funds: Treasury (continued)
	SL Agency
	Year Ended December 31,
	2017		2016		2015		2014		2013
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0082		0.0029		0.0003		—		0.0002
Net realized gain	0.0000	(a)	0.0001		0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0082		0.0030		0.0003		0.0000		0.0002

Distributions:(b)
From net investment income	(0.0082)		(0.0029)		(0.0003)		—		(0.0002)
From net realized gain	(0.0000	)(c)	(0.0001)		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0082)		(0.0030)		(0.0003)		(0.0000)		(0.0002)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.82%		0.30%		0.03%		0.00%		0.02%

Ratios to Average Net Assets(e)
Total expenses	0.09	%(f)	0.09	%(f)	0.09	%(f)	0.08	%(g)	0.08	%(g)

Total expenses after fees waived and/or reimbursed	0.09	%(f)	0.09	%(f)	0.09	%(f)	0.06	%(g)	0.07	%(g)

Net investment income	0.85	%(f)	0.29	%(f)	0.03	%(f)	0.00	%(g)	0.01	%(g)

Supplemental Data
Net assets, end of year (000)	$4,204,767		$3,570,576		$2,154,574		$2,385,787		$1,548,187

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Cash Funds: Treasury (continued)
	Trust
	Period 01/01/14 to 11/10/14(a)		Year Ended 12/31/13
Net asset value, beginning of period	$1.00		$1.00

Net investment income	—		0.0001
Net realized gain	0.0000	(b)	0.0000	(b)

Net increase from investment operations	0.0000		0.0001

Distributions:(c)
From net investment income	—		(0.0001)
From net realized gain	(0.0000	)(d)	(0.0000	)(d)

Total distributions	(0.0000)		(0.0001)

Net asset value, end of period	$1.00		$1.00

Total Return(e)
Based on net asset value	0.00	%(f)	0.01%

Ratios to Average Net Assets(g)
Total expenses	0.44	%(h)(i)	0.44	%(i)

Total expenses after fees waived and/or reimbursed	0.06	%(h)(i)	0.09	%(i)

Net investment income	0.00	%(h)(i)	0.00	%(i)

Supplemental Data
Net assets, end of period (000)	$—	(a)	$25,914

(a)	There were no Trust Shares outstanding from November 11, 2014 through December 31, 2014 and during the years ended December 31, 2015, December 31, 2016 and December 31, 2017.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.

See notes to financial statements.

14	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following series of the Trust are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Cash Funds: Institutional . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	Institutional	Diversified
BlackRock Cash Funds: Treasury . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . .	Treasury	Diversified

Each Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”). MIP is an affiliate of the Trust. Each Master Portfolio has the same investment objective and strategies as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Funds is directly affected by the performance of the Master Portfolios. At December 31, 2017, the percentage of each Master Portfolio owned by the corresponding Fund was 100% for Institutional and 50% for Treasury. As such, the financial statements of the Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Effective April 28, 2017, Institutional only offers SL Agency Shares which are only available for certain eligible investors. Treasury offers multiple classes of shares. Institutional, Select, SL Agency, Capital, Premium and Trust Shares are sold without a sales charge and only to certain eligible investors. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, and differ principally with respect to administration fees. The Board of Trustees of the Trust and Board of Directors of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Treasury operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

With respect to Institutional, the Board is permitted to impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions from Institutional for up to 10 business days during a 90 day period, in the event that Institutional’s weekly liquid assets fall below certain thresholds.

The Funds, together with certain other registered investment companies are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from a Master Portfolio are accounted for on a trade date basis. The Funds record their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that Institutional’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by Institutional for the benefit of Institutional’s remaining shareholders.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Master Portfolios.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements  (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ policy is to value its financial instruments at fair value. Each Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL is entitled to receive for these administration services an annual fee based on the average daily net assets of each Fund as follows:

	Institutional		Treasury
Aon Captives	0.05	%(a)	N/A
Capital	0.07	(a)	0.07	%(b)
Institutional	0.05	(a)	0.05
Premium	0.10	(a)	0.10	(b)
Select	0.15	(a)	0.15	(b)
SL Agency	0.02		0.02
Trust	0.38	(a)	0.38	(b)

(a)	Shares were terminated as of April 28, 2017.
(b)	With no shares outstanding as of December 31, 2017.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the year ended December 31, 2017, the following table shows the class specific administration fees borne directly by each class of each Fund:

	Institutional		Treasury
Aon Captives	$709	(a)	N/A
Capital	—	(a)	—	(b)
Institutional	—	(a)	$144,829
Premium	—	(a)	—	(b)
Select	—	(a)	—	(b)
SL Agency	10,128,473		756,917
Trust	—	(a)	—	(b)

	$10,129,182		$901,746

(a)	Shares were terminated as of April 28, 2017.
(b)	With no shares outstanding as of December 31, 2017.

As of December 31, 2017, the only investors for the SL Agency Shares of Institutional are investment companies for which (i) BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), or an affiliate provides investment advisory or administration services, or (ii) BTC acts as securities lending agent and which have directed BTC on their behalf to invest securities lending cash collateral in SL Agency Shares of Institutional. Affiliated shareholders in the SL Agency Shares of the Funds represent a significant portion of the outstanding shares and net assets of Institutional and Treasury.

Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Prior to April 28, 2017, pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, Institutional paid BRIL ongoing service and distribution fees with respect to Aon Captives Shares. The fees were accrued daily and paid monthly at an annual rate of 0.10% based upon the average daily net assets of the Aon Captives Shares. Shareholders of Capital, Institutional, Premium, Select, SL Agency and Trust Shares of the Funds do not pay any fees for distribution services. The fees paid to BRIL by Institutional are shown as Service and distribution – class specific in the Statements of Operations.

Expense Waivers and Reimbursements: BAL contractually agreed to waive a portion of its administration fees equal to the annual rate of 0.02% of Select Shares average daily net assets through April 30, 2018.

The fees and expenses of the Funds’ Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. BAL has

16	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

contractually agreed to reimburse the Funds or provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses through April 30, 2018. For the year ended December 31, 2017, the amounts waived and/or reimbursed were as follows:

Institutional	$11,795
Treasury	$11,098

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain Trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The tax character of distributions paid was as follows:

		Institutional	Treasury
Ordinary income	12/31/2017	$621,965,612	$34,673,680
	12/31/2016	$237,268,876	$9,380,284
Long-term capital gains	12/31/2017	—	2,890
	12/31/2016	752,797	10,712

	12/31/2017	$621,965,612	$34,676,570

	12/31/2016	$238,021,673	$9,390,996

As of December 31, 2017, the tax components of accumulated net earnings (losses) were as follows:

	Institutional	Treasury
Undistributed ordinary income	$1,297,082	$306,888
Net unrealized gains	1,063,191	—

	$2,360,273	$306,888

6.	CAPITAL SHARE TRANSACTIONS

Effective October 11, 2016, the number of shares sold, reinvested and redeemed for Institutional were transacted at each class’ floating NAV per share calculated to four decimal places.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements  (continued)

Transactions in capital shares for each class of Institutional were as follows:

	Year Ended 12/31/17		Year Ended 12/31/16
	Shares	Amount	Shares	Amount
Institutional
Aon Captives(a)
Shares sold	12,458	$12,463	28,765	$28,767
Shares issued in reinvestment of distributions	18	18	776	776
Shares redeemed	(5,571,283)	(5,573,511)	(3,028,971)	(3,028,995)

Net decrease	(5,558,807)	$(5,561,030)	(2,999,430)	$(2,999,452)

Institutional(a)
Shares sold	—	$—	13,560,264,025	$13,560,264,025
Shares issued in reinvestment of distributions	—	—	2,861,501	2,861,519
Shares redeemed	—	—	(15,619,723,805)	(15,619,741,123)

Net decrease	—	$—	(2,056,598,279)	$(2,056,615,579)

Select(a)
Shares sold	1	$1	—	$—
Shares issued in reinvestment of distributions	—	—	24	24
Shares redeemed	(763)	(763)	(4,654)	(4,654)

Net decrease	(762)	$(762)	(4,630)	$(4,630)

SL Agency
Shares sold	167,203,121,338	$167,256,155,756	145,231,634,893	$110,741,111,944
Shares issued in reinvestment of distributions	—	—	283,323	283,328
Shares redeemed	(152,323,271,270)	(152,370,928,170)	(144,495,833,489)	(110,005,552,252)

Net increase	14,879,850,068	$14,885,227,586	736,084,727	$735,843,020

Total Net Increase (Decrease)	14,874,290,499	$14,879,665,794	(1,323,517,612)	$(1,323,776,641)

(a)	Shares were terminated as of April 28, 2017.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for Treasury.

Transactions in capital shares for each class of Treasury were as follows:

	Year Ended 12/31
Treasury	2017	2016
Institutional
Shares sold	1,883,787,849	651,076,039
Shares issued in reinvestment of distributions	2,667,069	36,879
Shares redeemed	(1,499,150,423)	(570,859,361)

Net increase	387,304,495	80,253,557

SL Agency
Shares sold	89,653,903,850	79,242,890,065
Shares issued in reinvestment of distributions	595,302	248,776
Shares redeemed	(89,020,414,276)	(77,827,290,726)

Net increase	634,084,876	1,415,848,115

Total Net Increase (Decrease)	1,021,389,371	1,496,101,672

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

BlackRock Funds III and the Shareholders of BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Treasury

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Treasury (two of the funds constituting BlackRock Funds III, hereafter collectively referred to as the “Funds”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the administrator. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 14, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information  (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by Institutional and Treasury for the taxable year ended December 31, 2017:

Interest Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents (a)
Months Paid
January — December 2017
Institutional	74.77%
Treasury	100.00
Federal Obligation Interest (b)
Institutional	0.04%
Treasury	50.35

(a)	Represents the portion of the taxable ordinary dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.
(b)	The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any of the dividends you received is exempt from state income taxes.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	19

Master Portfolio Information  as of December 31, 2017

Money Market Master Portfolio

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
Certificates of Deposit	39%
Commercial Paper	28
Time Deposits	17
Repurchase Agreements	12
Municipal Bonds	2
U.S. Treasury Obligations	2
Other Assets Less Liabilities	—	(a)

(a)	Represents less than 1%.

Treasury Money Market Master Portfolio

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
U.S. Treasury Obligations	49%
Repurchase Agreements	45
Other Assets Less Liabilities	6

20	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit — 38.6%

Domestic — 1.6%
Wells Fargo Bank NA(a):
(1 mo. LIBOR US + 0.28%), 1.72%, 05/14/18	$250,000	$250,135,510
1.60%, 07/27/18	200,000	199,719,948
(1 mo. LIBOR US + 0.22%), 1.68%, 10/15/18	178,300	178,300,350
(1 mo. LIBOR US + 0.25%), 1.74%, 11/19/18	297,700	297,787,717

		925,943,525

Euro — 3.8%
ABN Amro Bank NV:
1.49%, 01/05/18	250,000	249,922,248
1.65%, 06/08/18	403,000	399,925,267
Cooperatieve Rabobank UA, London, 1.77%, 09/25/18(b)	200,000	200,027,446
Credit Industriel et Commercial, London:
1.56%, 04/13/18	250,000	249,918,875
1.60%, 05/18/18	260,000	259,846,038
KBC Bank NV:
1.48%, 01/10/18	200,000	199,987,642
0.01%, 03/19/18	200,000	199,251,810
1.78%, 03/19/18	200,000	200,000,000
Sumitomo Trust & Banking Co. Ltd., London, 1.50%, 01/25/18	150,000	149,987,633

		2,108,866,959

Yankee(c) — 33.2%
Bank of Montreal, Chicago:
(1 mo. LIBOR US + 0.54%), 1.97%, 01/11/18(a)	150,000	150,030,855
(1 mo. LIBOR US + 0.35%), 1.76%, 03/08/18(a)	135,000	135,079,376
(1 mo. LIBOR US + 0.20%), 1.69%, 07/17/18(a)	250,000	249,963,937
1.60%, 07/24/18	80,000	79,885,924
(1 mo. LIBOR US + 0.24%), 1.73%, 08/17/18(a)	249,000	249,017,301
(1 mo. LIBOR US + 0.24%), 1.73%, 10/17/18(a)	141,500	141,491,915
(1 mo. LIBOR US + 0.24%), 1.79%, 10/25/18(a)	178,150	178,136,623
Bank of Nova Scotia, Houston(a):
(1 mo. LIBOR US + 0.20%), 1.69%, 07/17/18	250,000	249,959,793
(1 mo. LIBOR US + 0.24%), 1.73%, 10/17/18	242,000	242,005,653
(1 mo. LIBOR US + 0.25%), 1.63%, 11/05/18	195,000	195,018,069
(1 mo. LIBOR US + 0.25%), 1.64%, 11/06/18	198,000	198,018,450
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.55%, 04/13/18	249,000	248,882,714
BNP Paribas SA, New York, (1 mo. LIBOR US + 0.21%), 1.57%, 06/01/18(a)	175,000	175,025,156
Canadian Imperial Bank of Commerce, New York(a):
(1 mo. LIBOR US + 0.49%), 1.86%, 02/02/18	150,000	150,074,039
(1 mo. LIBOR US + 0.21%), 1.70%, 07/16/18	251,500	251,497,078
(1 mo. LIBOR US + 0.24%), 1.73%, 08/17/18	231,000	230,999,845
(1 mo. LIBOR US + 0.24%), 1.73%, 10/18/18	285,250	285,226,738
(1 mo. LIBOR US + 0.24%), 1.77%, 10/22/18	96,400	96,393,621
(1 mo. LIBOR US + 0.26%), 1.72%, 11/13/18	458,500	458,525,428
Credit Suisse AG, New York:
1.50%, 01/04/18	248,600	248,597,623
(1 mo. LIBOR US + 0.20%), 1.63%, 05/01/18(a)	300,000	300,027,591
(1 mo. LIBOR US + 0.20%), 1.63%, 05/11/18(a)	217,000	217,020,339
Dexia Credit Local SA, New York(a):
(1 mo. LIBOR US + 0.35%), 1.73%, 01/05/18	4,000	4,000,263
(1 mo. LIBOR US + 0.32%), 1.76%, 01/12/18	448,500	448,562,871
Landesbank Hessen-Thueringen Girozentrale, New York, 1.50%, 01/02/18	785,000	785,003,705
Mitsubishi UFJ Trust & Banking Corp., New York(a):
(1 mo. LIBOR US + 0.20%), 1.60%, 02/07/18	200,000	200,045,330
(1 mo. LIBOR US + 0.20%), 1.66%, 02/13/18	64,000	64,016,712
(1 mo. LIBOR US + 0.20%), 1.61%, 05/08/18	100,000	100,004,989
(1 mo. LIBOR US + 0.22%), 1.73%, 05/21/18	300,000	300,040,227

Security	Par (000)	Value

Yankee(c) (continued)
Mitsubishi UFJ Trust & Banking Corp., New York(a) (continued):
(1 mo. LIBOR US + 0.22%), 1.77%, 05/25/18	$100,000	$100,013,385
(1 mo. LIBOR US + 0.22%), 1.57%, 05/31/18	284,000	284,029,235
(1 mo. LIBOR US + 0.22%), 1.60%, 06/05/18	184,000	184,009,474
Mizuho Bank Ltd., New York(a):
(1 mo. LIBOR US + 0.20%), 1.64%, 02/12/18	286,000	286,072,161
(1 mo. LIBOR US + 0.20%), 1.67%, 02/14/18	58,700	58,715,819
(1 mo. LIBOR US + 0.21%), 1.60%, 04/06/18	295,000	295,082,745
(1 mo. LIBOR US + 0.21%), 1.64%, 04/09/18	100,000	100,025,872
(1 mo. LIBOR US + 0.22%), 1.63%, 05/08/18	206,000	206,027,324
(1 mo. LIBOR US + 0.23%), 1.72%, 06/18/18	75,000	75,005,987
(1 mo. LIBOR US + 0.23%), 1.60%, 07/02/18	250,000	249,985,615
(1 mo. LIBOR US + 0.23%), 1.72%, 07/16/18	400,000	399,911,832
(1 mo. LIBOR US + 0.23%), 1.72%, 07/18/18	334,500	334,416,228
Natixis SA, New York, (1 mo. LIBOR US + 0.20%), 1.56%, 05/01/18(a)	546,000	546,082,173
Norinchukin Bank, New York:
1.40%, 01/05/18	280,000	279,992,653
(1 mo. LIBOR US + 0.18%), 1.61%, 01/11/18(a)	121,000	121,009,179
(1 mo. LIBOR US + 0.20%), 1.55%, 05/31/18(a)	469,400	469,428,061
Oversea Chinese Banking, Corp. Ltd., New York:
1.51%, 04/18/18	100,000	99,946,778
(1 mo. LIBOR US + 0.22%), 1.71%, 07/18/18(a)	209,000	208,997,557
Royal Bank of Canada, New York(a):
(1 mo. LIBOR US + 0.35%), 1.75%, 03/07/18	100,000	100,058,198
(1 mo. LIBOR US + 0.20%), 1.69%, 07/16/18	260,000	259,972,687
(1 mo. LIBOR US + 0.25%), 1.64%, 11/06/18	292,000	291,979,513
Standard Chartered Bank, New York(a):
(1 mo. LIBOR US + 0.20%), 1.57%, 01/02/18	247,000	247,005,130
(1 mo. LIBOR US + 0.20%), 1.56%, 05/01/18	242,200	242,238,926
(1 mo. LIBOR US + 0.21%), 1.58%, 05/04/18	250,000	250,046,322
(1 mo. LIBOR US + 0.22%), 1.73%, 05/21/18	400,000	400,090,040
Sumitomo Mitsui Banking Corp., New York:
(1 mo. LIBOR US + 0.20%), 1.73%, 01/22/18(a)	500,000	500,079,810
(1 mo. LIBOR US + 0.20%), 1.77%, 01/29/18(a)	150,000	150,029,274
(1 mo. LIBOR US + 0.20%), 1.58%, 02/05/18(a)	181,250	181,287,582
(1 mo. LIBOR US + 0.21%), 1.76%, 04/26/18(a)	278,650	278,699,987
(1 mo. LIBOR US + 0.21%), 1.61%, 05/07/18(a)	200,000	200,031,476
(1 mo. LIBOR US + 0.22%), 1.71%, 06/18/18(a)	203,500	203,502,776
(1 mo. LIBOR US + 0.22%), 1.75%, 06/22/18(a)	325,000	324,990,406
1.85%, 07/27/18(b)	397,000	397,000,000
Sumitomo Trust & Banking Co. Ltd., New York:
1.40%, 01/05/18	510,000	510,000,000
(1 mo. LIBOR US + 0.20%), 1.70%, 01/19/18(a)	500,000	500,071,555
(1 mo. LIBOR US + 0.20%), 1.58%, 02/05/18(a)	250,000	250,051,837
(1 mo. LIBOR US + 0.20%), 1.64%, 02/12/18(a)	300,000	300,071,949
(1 mo. LIBOR US + 0.21%), 1.70%, 05/18/18(a)	250,000	250,043,487
(1 mo. LIBOR US + 0.22%), 1.58%, 06/01/18(a)	227,000	227,039,400
(1 mo. LIBOR US + 0.22%), 1.77%, 06/27/18(a)	182,500	182,483,586
Toronto-Dominion Bank, New York, 1.70%, 03/20/18	100,000	99,994,365
UBS AG, Stamford(a):
(3 mo. LIBOR US + 0.30%), 1.75%, 02/23/18	250,000	250,104,927
(1 mo. LIBOR US + 0.50%), 1.87%, 04/02/18	410,000	410,430,951
(1 mo. LIBOR US + 0.27%), 1.63%, 06/01/18	552,250	552,510,541
Westpac Banking Corp., New York, (1 mo. LIBOR US + 0.52%), 1.95%, 01/09/18(a)	138,200	138,223,335

		18,629,342,303

Total Certificates of Deposit — 38.6% (Cost — $21,662,907,561)		21,664,152,787

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (continued) December 31, 2017	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Paper — 28.1%
Antalis SA(d):
1.50%, 01/03/18	$60,770	$60,757,424
1.50%, 01/05/18	77,930	77,907,270
ASB Finance Ltd., London(a):
(1 mo. LIBOR US + 0.15%), 1.70%, 03/23/18(e)	45,000	45,009,310
(1 mo. LIBOR US + 0.23%), 1.67%, 09/12/18	161,500	161,503,876
Bank of Nova Scotia :
(1 mo. LIBOR US + 0.24%), 1.74%, 10/19/18(a)	105,000	105,002,472
(1 mo. LIBOR US + 0.25%), 1.62%, 11/02/18(a)	95,000	95,009,361
1.86%, 03/20/18(d)	144,000	143,449,848
1.66%, 07/06/18(d)	432,000	427,767,912
Barclays Bank PLC, New York(d):
1.43%, 01/02/18	980,000	979,843,200
1.48%, 01/17/18(e)	145,000	144,885,821
1.54%, 02/01/18(e)	75,000	74,891,271
Bedford Row Funding Corp.(a):
1.65%, 06/11/18	60,000	60,004,270
1.69%, 06/14/18	175,000	175,009,600
1.73%, 06/21/18	100,000	99,998,025
1.75%, 06/22/18	35,000	34,998,980
Bennington Sark Cap Co.(d):
1.50%, 01/02/18	108,000	107,982,180
1.50%, 01/04/18	505,000	504,874,169
1.70%, 01/16/18	150,000	149,883,600
Berkshire Hathaway Energy Co., 1.82%, 01/12/18(d)	43,000	42,971,322
BNZ International Funding Ltd., (3 mo. LIBOR US + 0.15%), 1.82%, 06/26/18(a)	100,000	100,017,501
Canadian Imperial Bank of Commerce, New York:
(1 mo. LIBOR US + 0.53%), 2.03%, 01/19/18(a)	100,000	100,034,121
1.71%, 03/19/18(d)	340,000	338,826,623
1.73%, 10/16/18(b)	230,000	229,968,453
Carnival Corp.(d):
2.05%, 01/02/18	27,200	27,194,956
2.05%, 01/03/18	41,000	40,990,479
Collateralized Commercial Paper II Co., (1 mo. LIBOR US + 0.30%), 1.79%, 01/18/18(a)	300,000	300,059,529
Commonwealth Bank of Australia, (1 mo. LIBOR US + 0.52%), 1.95%, 01/09/18(a)	200,000	200,033,770
Crown Point Capital Co. LLC, (1 mo. LIBOR US + 0.20%), 1.63%, 04/10/18(a)	100,000	99,884,466
DBS Bank Ltd., 1.50%, 01/02/18(d)	500,000	499,915,220
DNB NOR Bank ASA, New York, 1.42%, 01/04/18(d)	828,000	827,807,217
Duke Energy Corp.(d):
2.00%, 01/02/18	30,000	29,994,437
1.75%, 01/03/18	95,500	95,477,823
Entergy Corp.(d):
1.90%, 01/02/18	51,800	51,789,030
1.90%, 01/25/18	32,520	32,472,391
Enterprise Products Operating LLC, 1.75%, 01/03/18(d)	113,000	112,973,759
Federation Des Caisses, 1.62%, 07/16/18(d)	100,000	99,030,981
General Electric Co., 1.42%, 01/02/18(d)	100,000	99,984,400
HSBC Bank PLC(a):
(3 mo. LIBOR US + 0.30%), 1.70%, 02/09/18	48,150	48,163,770
(1 mo. LIBOR US + 0.33%), 1.83%, 03/20/18(e)	195,000	195,120,311
(1 mo. LIBOR US + 0.28%), 1.72%, 04/12/18	100,000	100,053,906
(1 mo. LIBOR US + 0.28%), 1.74%, 04/13/18	100,000	100,054,695
Hyundai Capital America(d):
1.80%, 01/03/18	147,500	147,465,748
1.70%, 01/04/18	30,000	29,991,620
ING US Funding LLC, (1 mo. LIBOR US + 0.19%), 1.65%, 07/13/18(a)	82,050	82,031,089

Security	Par (000)	Value
Commercial Paper (continued)
JP Morgan Securities LLC:
1.85%, 03/15/18(b)	$463,000	$463,345,079
(1 mo. LIBOR US + 0.23%), 1.60%, 07/03/18(a)(e)	250,000	250,022,387
(1 mo. LIBOR US + 0.26%), 1.76%, 11/15/18(a)	173,750	173,774,455
Kroger Co., 1.65%, 01/02/18(d)	141,600	141,573,742
Landesbank Baden-Wurttemberg, New York, 1.47%, 01/02/18(d)	1,200,000	1,199,801,604
Macquarie Bank Ltd.(d):
1.91%, 03/20/18	120,000	119,509,680
1.91%, 03/28/18	138,000	137,370,207
National Bank of Canada, New York, 1.52%, 04/13/18(d)	368,500	366,791,081
NRW.Bank, 1.54%, 01/05/18(d)	800,000	799,765,888
Old Line Funding LLC, (1 mo. LIBOR US + 0.23%), 1.74%, 06/21/18(a)	146,000	146,020,294
Ridgefield Funding Co. LLC:
1.48%, 01/02/18(d)	279,534	279,488,623
1.55%, 01/04/18(d)	200,000	199,950,866
1.51%, 02/01/18(d)	50,247	50,169,315
1.51%, 02/05/18(d)	280,000	279,514,402
1.51%, 02/06/18(d)	108,156	107,963,257
1.51%, 02/07/18(d)	205,000	204,624,850
(1 mo. LIBOR US + 0.20%), 1.69%, 04/18/18(a)	200,000	200,043,172
(1 mo. LIBOR US + 0.20%), 1.70%, 04/20/18(a)	75,000	75,015,089
(1 mo. LIBOR US + 0.21%), 1.70%, 06/18/18(a)	200,106	200,068,510
Standard Chartered Bank, New York, 1.50%, 02/07/18(d)	285,600	285,111,307
Thunder Bay Funding LLC, (1 mo. LIBOR US + 0.23%), 1.73%, 06/20/18(a)	146,000	146,049,511
Toronto-Dominion Bank:
(1 mo. LIBOR US + 0.23%), 1.78%, 09/25/18(a)	200,000	199,987,958
1.34%, 01/02/18(d)	372,000	371,940,644
Toyota Finance Australia Ltd., (1 mo. LIBOR US + 0.25%), 1.69%, 04/06/18(a)	90,000	90,041,528
Toyota Motor Credit Corp.(a):
1.70%, 03/13/18	73,000	73,023,494
1.75%, 05/22/18	133,000	133,055,085
1.63%, 07/06/18	200,000	200,018,136
Toyota Motor Finance Netherlands BV, (1 mo. LIBOR US + 0.25%), 1.75%, 04/13/18(a)	131,000	131,064,033
UBS AG(a):
(3 mo. LIBOR US + 0.26%), 1.61%, 07/10/18	310,000	310,202,018
(1 mo. LIBOR US + 0.31%), 1.88%, 08/29/18	250,000	250,058,560
(1 mo. LIBOR US + 0.30%), 1.73%, 10/10/18	248,000	248,021,819
Vodafone Group PLC, 1.92%, 01/05/18(d)	42,070	42,056,257
Westpac Banking Corp., New York(a):
(1 mo. LIBOR US + 0.52%), 1.93%, 01/08/18	135,000	135,019,861
(1 mo. LIBOR US + 0.47%), 1.83%, 02/01/18	259,000	259,120,194

Total Commercial Paper — 28.1% (Cost — $15,751,171,351)		15,750,669,112

Municipal Bonds — 2.4%(f)
Deutsche Bank Spears/Lifers Trust, RB, VRDN, 1.79%, 01/08/18	270,000	270,000,000
Idaho Housing & Finance Association, 1.70%, 01/08/18	47,680	47,680,000
Jets Stadium Development LLC:
1.58%, 01/08/18	38,300	38,300,000
1.58%, 01/08/18	29,900	29,900,000
VRDN, Series A-4B, 1.58%, 01/08/18	2,500	2,500,000
Jets Stadium Finance Secured, 1.58%, 01/08/18(e)	122,695	122,695,000
Maine State Housing Authority, Refunding RB, VRDN, 1.80%, 01/08/18	43,000	43,000,000

22	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds(f) (continued)
Michigan Finance Authority, Refunding RB, VRDN, 1.55%, 01/08/18	$83,910	$83,910,000
New York State Housing Finance Agency, RB, VRDN, 1.95%, 01/08/18	79,000	79,000,000
RBC Municipal Products Inc. Trust, Refunding RB, VRDN, 1.57%, 01/08/18(e)	34,000	34,000,000
Rib Floater Trust Various States, RB(e):
Series 19-W, 1.92%, 02/05/18	171,660	171,660,000
VRDN, 1.92%, 02/05/18	404,715	404,715,000
Wheaton College Illinois, RB, Series A, Taxable Multi-Modal Revenue Bonds, 1.60%, 01/08/18	6,750	6,750,000

Total Municipal Bonds — 2.4% (Cost — $1,334,110,000)		1,334,110,000

Time Deposits — 16.6%
ABN Amro Bank NV, 1.44%, 01/03/18	600,000	600,000,000
Australia & New Zealand Banking International Group Ltd., 1.33%, 01/02/18	1,000,000	1,000,000,000
Bank of Nova Scotia, 1.32%, 01/02/18	753,000	753,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
1.30%, 01/02/18	198,000	198,000,000
1.33%, 01/02/18	266,000	266,000,000
Canadian Imperial Bank of Commerce, New York, 1.33%, 01/02/18	200,000	200,000,000
Credit Agricole CIB, New York:
1.33%, 01/02/18	877,000	877,000,000
1.48%, 01/03/18	1,100,000	1,100,000,000

Security	Par (000)	Value
Time Deposits (continued)
DNB NOR Bank ASA, New York, 1.31%, 01/02/18	$150,000	$150,000,000
ING Bank NV, 1.42%, 01/02/18	249,000	249,000,000
Nordea Bank Finland PLC, 1.30%, 01/02/18	1,250,000	1,250,000,000
Royal Bank of Canada, New York:
1.35%, 01/02/18	765,000	765,000,000
1.44%, 01/03/18	600,000	600,000,000
Skandinaviska Enskilda Banken AB, New York, 1.30%, 01/02/18	333,000	333,000,000
Swedbank AB, New York, 1.31%, 01/02/18	1,000,000	1,000,000,000

Total Time Deposits — 16.6% (Cost — $9,341,000,000)		9,341,000,000

U.S. Treasury Obligations — 2.1%
U.S. Treasury Bills, 1.49%, 03/29/18(d)	1,170,000	1,166,170,848

Total U.S. Treasury Obligations — 2.1% (Cost — $1,165,850,644)		1,166,170,848

Total Repurchase Agreements — 12.1%		6,817,500,000

Total Investments — 99.9% (Cost — $56,072,539,556)*		56,073,602,747
Other Assets Less Liabilities — 0.1%		60,968,655

Net Assets — 100.0%		$56,134,571,402

*	Cost for federal income tax purposes.
(a)	Floating rate security. Rate shown is the rate in effect as of period end.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	Issuer is a U.S. branch of foreign domiciled bank.
(d)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
BNP Paribas Securities Corp.	1.52%		12/29/17	01/02/18	$245,000	$245,000	$245,041,378	U.S. Treasury Obligations, U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 0.10% to 8.20%, due 1/15/19 to 5/15/68	$261,529,057	$256,320,756
	2.05	%(a)	12/29/17	04/03/18	100,000	100,000	100,540,972	Corporate Debt Obligations, 0.00% to 12.50%, due 4/15/18 to 4/01/47	147,536,132	118,005,806

Total BNP Paribas Securities Corp.						$345,000				$374,326,562

Citigroup Global Markets, Inc.	1.38	%(b)	12/29/17	01/02/18	50,000	50,000	50,007,667	U.S. Treasury Obligations, 0.00% to 2.75%, due 1/11/18 to 11/15/47	51,510,344	51,000,011
	1.47%		12/29/17	01/02/18	100,000	100,000	100,016,333	U.S. Treasury Obligations and Corporate Debt Obligations, 0.00% to 3.00%, due 1/08/18 to 11/15/45	102,393,763	103,357,087

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (continued) December 31, 2017	Money Market Master Portfolio

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Citigroup Global Markets, Inc.	2.19	%(a)	12/29/17	04/03/18	$220,000	$220,000	$221,271,417	Corporate Debt Obligations, 0.00% to 6.50%, due 2/16/21 to 10/28/64	$773,618,765	$235,400,000

Total Citigroup Global Markets, Inc.						$370,000				$389,757,098

Credit Agricole Corp.	1.38	%(b)	12/29/17	01/02/18	50,000	50,000	50,007,667	U.S. Treasury Obligations, 1.75% to 7.63%, due 12/31/21 to 2/15/29	50,958,256	51,000,001

Credit Suisse Securities (USA) LLC	1.67%		12/29/17	01/02/18	110,500	110,500	110,520,504	Corporate Debt Obligations, 0.00% to 4.47%, due 7/15/34 to 11/25/47	290,879,537	132,600,002
	2.01	%(a)	12/29/17	02/02/18	181,000	181,000	181,353,704	U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 0.00% to 11.87%, due 11/25/23 to 12/25/56	1,978,342,312	217,201,762
	2.01	%(a)	12/29/17	02/02/18	100,000	100,000	100,195,417	Corporate Debt Obligations, 2.19% to 8.63%, due 4/01/18 to 12/31/49	113,531,401	115,909,381

Total Credit Suisse Securities (USA) LLC						$391,500				$465,711,145

Federal Reserve Bank of New York	1.25%		12/29/17	01/02/18	1,000,000	1,000,000	1,000,138,889	U.S. Treasury Obligation, 3.63%, due 2/15/21	942,174,700	1,000,138,926

HSBC Securities (USA), Inc.	1.67	%(a)	12/29/17	01/29/18	200,000	200,000	200,287,611	Corporate Debt Obligations, 1.81% to 9.30%, due 1/09/18 to 3/01/30	199,397,000	206,003,981
	1.54%		12/29/17	01/02/18	810,000	810,000	810,138,600	Corporate Debt Obligations, 2.5% to 9.50%, due 1/22/18 to 10/01/37	825,763,366	838,318,074
	1.54%		12/29/17	01/02/18	105,000	105,000	105,017,967	Corporate Debt Obligations, 1.55% to 8.13%, due 2/08/18 to 10/15/37	107,844,000	110,250,151
	1.62%		12/29/17	01/02/18	395,000	395,000	395,071,100	Corporate Debt Obligations, 1.63% to 8.63%, due 1/18/19 to 7/15/37	397,779,354	414,746,681
	1.92	%(a)	12/29/17	01/29/18	150,000	150,000	150,248,000	Corporate Debt Obligations, 1.55% to 8.75%, due 2/08/18 to 6/01/36	151,596,000	157,481,226

Total HSBC Securities (USA), Inc.						$1,660,000				$1,726,800,113

J.P. Morgan Securities LLC	1.52%		12/29/17	01/02/18	285,000	285,000	285,048,133	Corporate Debt Obligations, 0.00% to 7.81%, due 7/05/19 to 10/25/57	4,171,534,367	355,902,353
	1.54%		12/29/17	01/02/18	65,000	65,000	65,011,122	U.S. Government Sponsored Agency Obligation and Corporate Debt Obligations, 0.00% to 8.50%, due 8/15/21 to 7/25/57	780,010,583	80,335,345
	1.60%		12/29/17	01/02/18	90,000	90,000	90,016,000	Corporate Debt Obligations, 3.97% to 8.92%, due 11/15/20 to 4/25/57	111,336,591	103,500,045
	1.77%		12/29/17	01/02/18	90,000	90,000	90,017,700	Corporate Debt Obligations, 0.15% to 4.04%, due 8/15/27 to 9/15/60	4,059,822,574	96,300,020
	1.72%		11/13/17	02/12/18	134,000	134,000	134,582,602	Corporate Debt Obligations, 1.72% to 9.05%, due 6/02/25 to 11/07/37	468,288,000	154,102,136

24	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Money Market Master Portfolio

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
J.P. Morgan Securities LLC	1.99	%(a)	12/29/17	03/30/18	$175,000	$175,000	$175,880,299	Corporate Debt Obligations, 0.00% to 8.51%, due 10/15/25 to 10/25/57	$537,246,381	$209,600,749
	2.07	%(a)	12/29/17	03/30/18	345,000	345,000	346,805,213	Corporate Debt Obligations, 1.07% to 8.14%, due 6/25/21 to 9/25/46	2,682,047,924	431,041,370
	2.19	%(a)	12/29/17	03/30/18	205,000	205,000	206,134,846	Corporate Debt Obligations, 0.31% to 7.90%, due 9/25/28 to 11/25/57	561,275,464	245,879,343

Total J.P. Morgan Securities LLC						$1,389,000				$1,676,661,361

Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.52%		12/29/17	01/02/18	115,000	115,000	115,019,422	U.S. Government Sponsored Agency Obligations , 3.50% to 4.00%, due 3/01/47 to 1/01/48	117,718,915	118,450,001
	2.12	%(a)	12/29/17	03/04/18	180,000	180,000	180,689,000	Corporate Debt Obligations, 0.00% to 9.48%, due 11/15/26 to 10/29/57	6,922,323,965	215,441,968

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$295,000				$333,891,969

Mizuho Security USA, Inc.	1.57%		12/29/17	01/02/18	45,000	45,000	45,007,850	U.S. Government Sponsored Agency Obligations, 4.00% to 5.50%, due 1/15/47 to 1/01/48	43,308,657	46,118,652
	1.82%		12/29/17	01/02/18	30,000	30,000	30,006,067	U.S. Government Sponsored Agency Obligation, 1.02%, due 7/27/21	30,909,000	30,600,116
	2.32	%(a)	12/29/17	02/02/18	44,000	44,000	44,099,244	U.S. Government Sponsored Agency Obligations, 4.50% to 5.00%, due 8/20/47 to 11/20/47	42,049,796	44,880,001

Total Mizuho Security USA, Inc.						$119,000				$121,598,769

RBC Capital Markets LLC	1.50%		12/29/17	01/02/18	280,000	280,000	280,046,667	U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 1.15% to 7.13%, due 3/21/18 to 1/01/48	905,427,694	294,536,566

Scotia Capital (USA), Inc.	1.62%		12/29/17	01/02/18	160,000	160,000	160,028,800	Corporate Debt Obligations, 1.70% to 4.40%, due 4/01/18 to 3/15/22	167,133,940	168,000,000

TD Securities (USA) LLC	1.67	%(a)	12/29/17	02/02/18	50,000	50,000	50,081,181	Corporate Debt Obligations, 3.70% to 5.00%, due 6/09/42 to 11/15/45	47,671,000	52,500,306
	1.54%		12/29/17	01/02/18	75,000	75,000	75,012,833	Corporate Debt Obligations, 3.50% to 5.38%, due 3/01/41 to 4/15/47	72,801,000	78,750,004

Total TD Securities (USA) LLC						$125,000				$131,250,310

Wells Fargo Securities LLC	1.62%		12/29/17	01/02/18	77,000	77,000	77,013,860	Corporate Debt Obligations, 1.85% to 8.75%, due 5/20/19 to 12/15/47	80,529,918	82,495,179

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (continued) December 31, 2017	Money Market Master Portfolio

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Wells Fargo Securities LLC	1.57%	12/29/17	01/02/18	$556,000	$556,000	$556,096,991	Corporate Debt Obligations, 0.00% to 5.71%, due 8/15/19 to 10/25/56	$593,166,613	$594,920,000

Total Wells Fargo Securities LLC					$633,000				$677,415,179

					$6,817,500				$7,411,087,999

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$56,073,602,747	$—	$56,073,602,747

(a)	See above Schedule of Investments for values in each security type.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

26	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations — 48.7%

U.S. Treasury Obligations
U.S. Treasury Bills(a):
1.22%, 01/18/18	$371,095	$370,884,833
1.15%, 02/08/18	149,850	149,672,053
1.14%, 02/15/18	183,460	183,204,303
1.31%, 03/08/18	250,000	249,408,751
1.22%, 03/22/18	121,400	121,052,859
1.22%, 03/29/18	388,125	387,005,040
1.21%, 04/05/18	113,810	113,456,728
1.24%, 04/12/18	252,000	251,137,460
1.29%, 05/03/18	100,000	99,573,000
1.47%, 05/31/18	69,180	68,766,361
1.48%, 06/07/18	284,765	282,965,232
1.49%, 06/14/18	18,970	18,844,260
1.52%, 06/21/18	6,160	6,116,549
1.57%, 06/28/18	678,940	673,796,013
1.22%, 07/19/18	35,720	35,485,032
U.S. Treasury Notes:
0.75% - 2.63%, 01/31/18,	146,250	146,230,751
(3 mo.Treasury money market yield + 0.27%), 1.72%, 01/31/18(b)	158,320	158,324,844
3.50%, 02/15/18	50,355	50,509,175
0.75%, 02/28/18	27,365	27,358,077
1.00%, 03/15/18	52,700	52,707,848
2.88%, 03/31/18	50,000	50,214,903
(3 mo.Treasury money market yield + 0.19%), 1.64%, 04/30/18(b)	259,030	259,057,738
1.38%, 07/31/18	82,260	82,241,274

Security	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Notes (continued):
(3 mo.Treasury money market yield + 0.17%), 1.62%, 07/31/18(b)	$52,020	$52,018,877
1.38%, 09/30/18	59,920	59,814,118
0.88%, 10/15/18	14,995	14,899,420
(3 mo.Treasury money market yield + 0.17%), 1.62%, 10/31/18(b)	143,455	143,451,499
1.38%, 11/30/18	11,500	11,461,375
(3 mo.Treasury money market yield + 0.14%), 1.59%, 01/31/19(b)	56,535	56,562,878
(3 mo.Treasury money market yield + 0.07%), 1.52%, 04/30/19(b)	117,720	117,714,581
1.41%, 10/31/19(b)	261,785	261,836,873

Total U.S. Treasury Obligations — 48.7% (Cost — $4,555,772,705)		4,555,772,705

Total Repurchase Agreements — 45.1%		4,214,230,000

Total Investments — 93.8% (Cost — $8,770,002,705*)		8,770,002,705
Other Assets Less Liabilities — 6.2%		578,331,118

Net Assets — 100.0%		$9,348,333,823

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Floating rate security. Rate shown is the rate in effect as of period end.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Nova Scotia	1.35%		12/29/17	01/02/18	$3,000	$3,000	$3,000,450	U.S. Treasury Obligation, 3.63%, due 4/15/28	$1,525,400	$3,060,614
BNP Paribas Securities Corp.	1.38		12/29/17	01/02/18	5,000	5,000	5,000,767	U.S. Treasury Obligations, 0.00% to 8.75%, due 1/04/18 to 5/15/43	5,026,463	5,100,083
Citigroup Global Markets, Inc.	1.38	(a)	12/29/17	01/02/18	225,000	225,000	225,034,500	U.S. Treasury Obligations, 0.00% to 2.75%, due 1/11/18 to 11/15/47	231,796,556	229,500,051
Credit Agricole Corp.	1.38	(a)	12/29/17	01/02/18	300,000	300,000	300,046,000	U.S. Treasury Obligations, 1.75% to 7.63%, due 12/31/21 to 2/15/29	305,749,544	306,000,013
Federal Reserve Bank of New York	1.25		12/29/17	01/02/18	2,495,000	2,495,000	2,495,346,528	U.S. Treasury Obligations, 1.38% to 3.63%, due 2/15/21 to 4/30/23	2,459,236,400	2,495,346,630
HSBC Securities (USA), Inc.	1.35		12/26/17	01/02/18	45,500	45,500	45,511,944	U.S. Treasury Obligations, 1.00% to 7.50%, due 10/15/19 to 5/15/44	44,710,100	46,412,759
	1.37		12/29/17	01/02/18	200,000	200,000	200,030,444	U.S. Treasury Obligations, 1.00% to 5.25%, due 5/31/18 to 2/15/43	191,841,200	204,001,246
	1.34		12/27/17	01/03/18	88,500	88,500	88,523,059	U.S. Treasury Obligations, 0.88% to 4.75%, due 1/15/18 to 2/15/45	90,463,600	90,273,105

Total HSBC Securities (USA), Inc.						$334,000				$340,687,110

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (continued) December 31, 2017	Treasury Money Market Master Portfolio

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.40%		12/29/17	01/02/18	$1,000	$1,000	$1,000,156	U.S. Treasury Obligation, 3.00%, due 5/15/45	$970,700	$1,020,047
Mitsubishi UFJ Securities USA, Inc.	1.29		12/29/17	01/02/18	100,000	100,000	100,014,333	U.S. Treasury Obligations, 0.00% to 3.88%, due 11/30/23 to 5/15/46	98,519,500	102,000,008
Natixis SA	1.33		12/29/17	01/02/18	100,000	100,000	100,014,778	U.S. Treasury Obligations, 0.00% to 5.50%, due 1/18/18 to 11/15/46	98,349,600	102,000,043
RBC Capital Markets LLC	1.35		12/29/17	01/02/18	1,000	1,000	1,000,150	U.S. Treasury Obligations, 1.13% to 2.00%, due 6/15/18 to 8/31/21	1,052,600	1,020,028
SG Americas Securities LLC	1.10	(b)	10/06/17	01/05/18	100,230	100,230	100,499,507	U.S. Treasury Obligations, 1.13% to 8.75%, due 1/31/19 to 5/15/24	102,496,700	102,234,660
TD Securities (USA) LLC	1.39		12/29/17	01/02/18	550,000	550,000	550,084,944	U.S. Treasury Obligations, 0.63% to 2.75%, due 2/28/18 to 5/15/27	558,468,800	561,000,045

						$4,214,230				$4,248,969,332

(a)	Traded in a joint account.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$8,770,002,705	$—	$8,770,002,705

(a)	See above Schedule of Investments for values in each security type.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

28	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

December 31, 2017

	Money Market Master Portfolio	Treasury Money Market Master Portfolio

ASSETS
Investments at value — unaffiliated(a)	$49,256,102,747	$4,555,772,705
Repurchase agreements at value — unaffiliated(b)	6,817,500,000	4,214,230,000
Cash	27,602,029	573,079,861
Receivables:
Contributions from investors	—	4
Interest — unaffiliated	36,794,075	5,856,790

Total assets	56,137,998,851	9,348,939,360

LIABILITIES
Payables:
Investment advisory fees	3,218,592	565,641
Trustees’ fees	108,462	17,083
Professional fees	100,395	22,813

Total liabilities	3,427,449	605,537

NET ASSETS	$56,134,571,402	$9,348,333,823

NET ASSETS CONSIST OF
Investors’ capital	$56,133,508,211	$9,348,333,823
Net unrealized appreciation (depreciation)	1,063,191	—

NET ASSETS	$56,134,571,402	$9,348,333,823

(a) Investments at cost — unaffiliated	$49,255,039,556	$4,555,772,705
(b) Repurchase agreements at cost — unaffiliated	$6,817,500,000	$4,214,230,000

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Operations

Year Ended December 31, 2017

	Money Market Master Portfolio	Treasury Money Market Master Portfolio

INVESTMENT INCOME
Interest — Unaffiliated	$667,575,729	$68,777,232

EXPENSES
Investment advisory	50,668,697	7,296,697
Independent Trustees	422,365	67,263
Professional	182,939	33,457

Total expenses	51,274,001	7,397,417
Fees waived and/or reimbursed by the Manager	(15,805,913)	(2,289,729)

Total expenses after fees waived and/or reimbursed	35,468,088	5,107,688

Net investment income	632,107,641	63,669,544

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments — Unaffiliated	550,156	263,414
Net change in unrealized appreciation (depreciation) on investments — Unaffiliated	(9,040,964)	—

Net realized and unrealized gain (loss)	(8,490,808)	263,414

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$623,616,833	$63,932,958

See notes to financial statements.

30	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	Money Market Master Portfolio		Treasury Money Market Master Portfolio
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$632,107,641	$243,514,132	$63,669,544	$16,164,773
Net realized gain	550,156	3,820,611	263,414	727,811
Net change in unrealized appreciation (depreciation)	(9,040,964)	10,104,155	—	—

Net increase in net assets resulting from operations	623,616,833	257,438,898	63,932,958	16,892,584

CAPITAL TRANSACTIONS
Proceeds from contributions	167,256,168,219	158,911,217,460	98,418,388,272	83,703,130,631
Value of withdrawals	(152,969,137,641)	(161,233,886,359)	(95,201,052,783)	(81,103,139,118)

Net increase (decrease) in net assets derived from capital share transactions	14,287,030,578	(2,322,668,899)	3,217,335,489	2,599,991,513

NET ASSETS
Total increase (decrease) in net assets	14,910,647,411	(2,065,230,001)	3,281,268,447	2,616,884,097
Beginning of year	41,223,923,991	43,289,153,992	6,067,065,376	3,450,181,279

End of year	$56,134,571,402	$41,223,923,991	$9,348,333,823	$6,067,065,376

See notes to financial statements.

FINANCIAL STATEMENTS	31

Financial Highlights

	Money Market Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	1.23%	0.63%	0.21%	0.16%	0.20%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	1.25%	0.60%	0.21%	0.16%	0.19%

Supplemental Data
Net assets, end of year (000)	$56,134,571	$41,223,924	$43,289,154	$40,846,687	$41,524,435

	Treasury Money Market Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	0.84%	0.32%	0.03%	0.00%	0.02%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%	0.07%	0.07%	0.06%	0.06%

Net investment income	0.87%	0.31%	0.04%	0.00%	0.02%

Supplemental Data
Net assets, end of year (000)	$9,348,334	$6,067,065	$3,450,181	$3,857,554	$2,738,199

See notes to financial statements.

32	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”), are each a series of MIP. The Master Portfolios are classified as diversified. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to two series of MIP.

Treasury Money Market Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Master Portfolio is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Master Portfolio’s weekly liquid assets.

BlackRock Cash Funds: Institutional, the sole feeder fund into Money Market Master Portfolio, prices and transacting its shares at a NAV per share calculated to four decimal places, reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV).

With respect to Money Market Master Portfolio, the Board is permitted to impose a liquidity fee of up to 2% of the value of shares redeemed or temporarily restrict redemptions from Money Market Master Portfolio for up to 10 business days during a 90 day period, in the event that Money Market Master Portfolio’s weekly liquid assets fall below certain thresholds.

The Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Liquidity Fees: Any liquidity fees remitted to Money Market Master Portfolio in the event that Money Market Master Portfolio’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by Money Market Master Portfolio for the benefit of Money Market Master Portfolio’s remaining interestholders.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Master Portfolios.

Indemnifications: In the normal course of business, a Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies (Money Market Master Portfolio): The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of 5:00 p.m. (Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Investment Valuation Policies (Treasury Money Market Master Portfolio): U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain the NAV per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•	Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements  (continued)

•	Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Master Portfolio and its counterparties. Typically, a Master Portfolio and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a fund, respectively. A Master Portfolio, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, a Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a Master Portfolio under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Master Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Master Portfolio receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Master Portfolio would recognize a liability with respect to such excess collateral. The liability reflects a Master Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: MIP, on behalf of each Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolios’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio.

For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of each Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolios.

BAL is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BAL is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolios.

Expense Waivers and Reimbursements: The Manager contractually agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.03% of the average daily value of each Master Portfolio’s net assets through April 30, 2018. These amounts are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager. The Manager has also voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees to enable the

34	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

feeders that invest in the Master Portfolios to maintain minimum levels of daily net investment income if applicable. The Manager may discontinue the voluntary waiver at any time. For the year ended December 31, 2017, the amounts waived were as follows:

Money Market Master Portfolio	$15,200,609
Treasury Money Market Master Portfolio	2,189,009

The fees and expenses of MIP’s Trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolios’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. BAL has contractually agreed to reimburse the Master Portfolios or provide an offsetting credit against the administration fees paid by the Master Portfolios in an amount equal to these independent expenses through April 30, 2018. For the year ended December 31, 2017, the amounts waived were as follows:

Money Market Master Portfolio	$605,304
Treasury Money Market Master Portfolio	100,720

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, each Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Master Portfolio’s investment policies and restrictions. Each Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1⁄3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the Master Portfolios did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or Trustees of MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions: The Master Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Sales
Money Market Master Portfolio	$202,124,635

6.	INCOME TAX INFORMATION

Treasury Money Market Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. Treasury Money Market Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Treasury Money Market Master Portfolio as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

Money Market Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements  (continued)

7.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Master Portfolio’s ability to buy or sell bonds. As a result, a Master Portfolio may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If Master Portfolio needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Master Portfolios invest in securities or other instruments and may enter into certain transactions, and such activities subject each Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations.

Counterparty Credit Risk: The Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

36	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

Master Investment Portfolio and the Investors of Money Market Master Portfolio and Treasury Money Market Master Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Money Market Master Portfolio and Treasury Money Market Master Portfolio (two of the funds constituting Master Investment Portfolio, hereafter collectively referred to as the “Master Portfolios”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Master Portfolios as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on the Master Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Master Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 14, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	37

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Rodney D. Johnson 1941	Chair of the Board and Trustee (Since 2009)	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 144 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 144 Portfolios	None
Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 144 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 144 Portfolios	None
Cynthia A. Montgomery 1952	Trustee (Since 2007)	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 144 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee (Since 2009)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 144 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee (Since 2009)	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 144 Portfolios	None
Mark Stalnecker 1951	Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 144 Portfolios	None

38	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 144 Portfolios	None
Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 144 Portfolios	None
Frederick W. Winter 1945	Trustee (Since 2009)	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 144 Portfolios	None

Interested Trustees (d)
Barbara G. Novick 1960	Trustee (Since 2015)	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 218 Portfolios	None
John M. Perlowski 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	127 RICs consisting of 316 Portfolios	None
(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

(b) Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c) In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. (“BlackRock”) in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or is affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

(d) Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock and its affiliates. Ms. Novick and Mr. Perlowski are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Ms. Novick is a board member of the BlackRock Closed-End Complex and Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

TRUSTEE AND OFFICER INFORMATION	39

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer (Since 2009)	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer (Since 2009)	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer (Since 2015)	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
(b) Officers of the Trust/MIP serve at the pleasure of the Board.

Further information about the Trust’s/MIP’s Trustees and Officers is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 626-1960.

Investment Adviser	Transfer Agent
BlackRock Fund Advisors	State Street Bank and Trust Company
San Francisco, CA 94105	North Quincy, MA 20171

Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors LLC	PricewaterhouseCoopers LLP
Wilmington, DE 19809	Philadelphia, PA 19103

Custodian and Accounting Agent	Distributor
State Street Bank and Trust Company	BlackRock Investments, LLC
Boston, MA 02111	New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Trust/MIP
400 Howard Street
San Fransisco, CA 94105

40	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (888) 204-3956.

Availability of Quarterly Schedule of Investments

The Funds/Master Portfolios file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. Each Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master Portfolios voted proxies relating to securities held in the Funds’/Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com, or by calling (800) 626-1960; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	41

Additional Information  (continued)

Important Fund Information

The following applies to BlackRock Cash Funds: Institutional and its corresponding Master Portfolio: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

The following applies to BlackRock Cash Funds: Treasury and its corresponding Master Portfolio: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

42	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations

GO	General Obligation Bonds
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

GLOSSARY OF TERMS USED IN THIS REPORT	43

MMF3-12/17-AR

DECEMBER 31, 2017

ANNUAL REPORT

BlackRock Funds III

➢	BlackRock CoreAlpha Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended December 31, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. The equity market advanced, month after month, despite geopolitical uncertainty and relatively high valuations, while bond returns were constrained by higher interest rates.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, longer-term U.S. Treasuries posted modest returns, as rising energy prices, modest wage increases, and steady job growth led to expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries throughout the world experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing short-term interest rates three times and setting expectations for additional interest rate increases. The Fed also began reducing the vast balance sheet reserves that had accumulated in the wake of the financial crisis. In October 2017, the Fed reduced its $4.5 trillion balance sheet by only $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) both continued to expand their balance sheets despite nascent signs of sustained economic growth. The Eurozone and Japan are both approaching the limits of central banks’ ownership share of national debt, which is a structural pressure point that limits their capacity to deliver additional monetary stimulus. In October 2017, the ECB announced plans to cut the amount of its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus until the inflation rate rises to its target of 2%.

Emerging market growth also stabilized, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

While escalating tensions between the United States and North Korea and our nation’s divided politics are concerning, benign credit conditions, modest inflation, solid corporate earnings, and the positive outlook for growth in the world’s largest economies have kept markets relatively tranquil.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018.

Further fueling optimism, Congress passed a sweeping tax reform bill in December 2017. The U.S. tax overhaul is likely to accentuate the reflationary themes already in place, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	11.42%	21.83%
U.S. small cap equities (Russell 2000® Index)	9.20	14.65
International equities (MSCI Europe, Australasia, Far East Index)	9.86	25.03
Emerging market equities (MSCI Emerging Markets Index)	15.92	37.28
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.55	0.86
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(0.01)	2.07
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.24	3.54
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.64	4.95
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.46	7.50
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Information as of December 31, 2017	BlackRock CoreAlpha Bond Fund

Investment Objective

BlackRock CoreAlpha Bond Fund’s (the “Fund”) investment objective is to seek to provide a combination of income and capital growth.

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended December 31, 2017, all of the Fund’s share classes outperformed the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) with the exception of its Investor C Shares, which underperformed.

The Fund invests all of its assets in the CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

What factors influenced performance?

During the period, security selection within investment grade corporate bonds contributed to performance based on an overweight in consumer cyclicals, particularly within the automotive and consumer service sub-sectors. Asset allocation also was positive as the Master Portfolio had exposure to below-investment grade, high yield corporates and other credit-oriented assets, which benefited from continued spread tightening for much of the 12-month period. Global rate strategies were additive as well, as the Master Portfolio’s model was bearish regarding Canadian rates based on above-trend growth and a tightening labor market in that economy.

The largest detractor from returns came from the Master Portfolio’s positioning with respect to mortgage-backed securities (“MBS”), based on selection within 30-year pools and an overall up-in-coupon bias. Both positions came under pressure as the yield curve flattened.

The Master Portfolio held derivatives in the form of futures contracts as part of its investment strategy. The use of futures had a negative impact on performance.

The Master Portfolio held cash that was committed for pending transactions. The cash balance did not have any material impact on performance.

Describe recent portfolio activity.

Over the past 12 months, the Master Portfolio retained its overweight to industrials. In addition, an overweight to consumer cyclicals was increased, while an overweight to non-cyclicals was decreased. Within energy, the Master Portfolio moved from a slight overweight in integrated energy to an underweight, but remained overweight within midstream and refining issues. The Master Portfolio also shifted from an underweight position to an overweight within basic materials, including an overweight to metals.

Describe portfolio positioning at period end.

At period end, the Master Portfolio remained underweight in U.S. Treasury securities. Within spread sectors, the Master Portfolio was overweight in investment grade corporate credit, agency MBS and asset-backed securities. The Master Portfolio also held a non-benchmark allocation to high yield debt. Within investment grade corporates, the portfolio was underweight in transportation and finance, and overweight in consumer sectors, banking names and select issues within communications. In terms of global rate positioning, the Master Portfolio remained short in Canadian rates and also added a short position in European rates as economic data in Europe remained robust.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Information as of December 31, 2017 (continued)	BlackRock CoreAlpha Bond Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)	The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests, under normal circumstances, at least 80% of its assets in bonds, including obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. issuers; municipal securities; asset-backed securities; and U.S.-registered dollar-denominated debt obligations of foreign issuers. The Master Portfolio may invest in bonds of any maturity or duration.
(c)	A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Performance Summary for the Period Ended December 31, 2017

				Average Annual Total Returns (d)
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.43%	2.41%	1.68%	4.19%	N/A	2.16%	N/A	4.53%	N/A
Investor A	2.01	1.99	1.51	3.83	(0.33)%	1.81	0.98%	4.19	3.76%
Investor C	1.35	1.33	1.22	3.05	2.05	1.09	1.09	3.42	3.42
Class K	2.49	2.47	1.71	4.14	N/A	2.24	N/A	4.59	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	N/A	N/A	1.24	3.54	N/A	2.10	N/A	4.01	N/A

(d)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During the Period (a)	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,016.80	$1.73	$1,000.00	$1,023.49	$1.73	0.34%
Investor A	1,000.00	1,015.10	3.50	1,000.00	1,021.73	3.52	0.69
Investor C	1,000.00	1,012.20	7.30	1,000.00	1,017.95	7.32	1.44
Class K	1,000.00	1,017.10	1.47	1,000.00	1,023.74	1.48	0.29

(a)	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses are calculated.

FUND INFORMATION	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Prior to February 28, 2011 for Institutional Shares, April 30, 2012 for Investor A and Investor C Shares and March 28, 2016 for Class K Shares, the performance of the classes is based on the returns of the Master Portfolio adjusted to reflect the estimated annual fund fees and operating expenses of each respective share class of the Fund.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable dates Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), the Fund’s administrator, has contractually agreed to waive a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on July 1, 2017 and held through December 31, 2017) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities

December 31, 2017

BlackRock CoreAlpha Bond Fund

ASSETS
Investments at value — Master Portfolio (cost — $500,240,279)	$497,662,657
Capital shares sold receivable	76,773

Total assets	497,739,430

LIABILITIES
Payables:
Income dividends	71,796
Capital shares redeemed	62,651
Administration fees	39,730
Contributions to the Master Portfolio	14,122
Other accrued expenses	12,006
Service and distribution fees	305

Total liabilities	200,610

NET ASSETS	$497,538,820

NET ASSETS CONSIST OF
Paid-in capital	$498,556,593
Undistributed net investment income	787,235
Accumulated net realized gain allocated from the Master Portfolio	772,614
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	(2,577,622)

NET ASSETS	$497,538,820

NET ASSET VALUE
Institutional — Based on net assets of $496,617,986 and 47,990,477 shares outstanding, unlimited shares authorized, no par value	$10.35

Investor A — Based on net assets of $485,461 and 46,908 shares outstanding, unlimited shares authorized, no par value	$10.35

Investor C — Based on net assets of $238,337 and 23,012 shares outstanding, unlimited shares authorized, no par value	$10.36

Class K — Based on net assets of $197,036 and 19,029 shares outstanding, unlimited shares authorized, no par value	$10.35

See notes to financial statements.

FINANCIAL STATEMENTS	7

Statement of Operations

Year Ended December 31, 2017

BlackRock CoreAlpha Bond Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Interest	$9,775,516
Dividends — affiliated	723,426
Securities lending income — affiliated — net	52,473
Expenses	(983,055)
Fees waived	68,534

Total investment income	9,636,894

FUND EXPENSES
Administration	380,445
Service and distribution — class specific	5,793
Professional	11,009
Miscellaneous	4,275

Total expenses	401,522
Less fees waived and/or reimbursed by the Manager	(11,009)

Total expenses after fees waived and/or reimbursed	390,513

Net investment income	9,246,381

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATION FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	577,210
Investments — affiliated	(12,111)
Futures contracts	4,206,277
Forward foreign currency exchange contracts	(397,903)
Foreign currency transactions	151,705
Swaps	(597,530)

3,927,648

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,584,861
Investments — affiliated	17,889
Futures contracts	129,424
Forward foreign currency exchange contracts	15,313
Foreign currency translations	2,794
Swaps	163,395

1,913,676

Net realized and unrealized gain	5,841,324

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,087,705

See notes to financial statements.

8	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock CoreAlpha Bond Fund
	Year Ended December 31,
	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,246,381	$7,071,673
Net realized gain (loss)	3,927,648	(437,304)
Net change in unrealized appreciation (depreciation)	1,913,676	(1,138,400)

Net increase in net assets resulting from operations	15,087,705	5,495,969

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(9,228,774)	(6,177,808)
Investor A	(26,480)	(76,384)
Investor C	(4,049)	(3,574)
Class K	(4,884)	(2,860)
From net realized gain:
Institutional	—	(3,827,749)
Investor A	—	(19,075)
Investor C	—	(4,200)
Class K	—	(2,276)
From return of capital:
Institutional	(1,542,649)	(424,377)
Investor A	(4,426)	(2,115)
Investor C	(677)	(466)
Class K	(816)	(252)

Decrease in net assets resulting from distributions to shareholders	(10,812,755)	(10,541,136)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	145,778,113	113,529,581

NET ASSETS
Total increase in net assets	150,053,063	108,484,414
Beginning of year	347,485,757	239,001,343

End of year	$497,538,820	$347,485,757

Undistributed net investment income, end of year	$787,235	$805,041

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock CoreAlpha Bond Fund
	Institutional
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$10.22	$10.32	$10.57	$10.19	$10.72

Net investment income(a)	0.25	0.24	0.26	0.26	0.22
Net realized and unrealized gain (loss)	0.17	0.01	(0.20)	0.39	(0.48)

Net increase (decrease) from investment operations	0.42	0.25	0.06	0.65	(0.26)

Distributions:(b)
From net investment income	(0.25)	(0.22)	(0.25)	(0.26)	(0.25)
From net realized gain	—	(0.12)	(0.06)	(0.01)	(0.00	)(c)
From return of capital	(0.04)	(0.01)	—	—	(0.02)

Total distributions	(0.29)	(0.35)	(0.31)	(0.27)	(0.27)

Net asset value, end of year	$10.35	$10.22	$10.32	$10.57	$10.19

Total Return(d)
Based on net asset value	4.19%	2.37%	0.48%	6.45%	(2.44)%

Ratios to Average Net Assets(e)
Total expenses(f)	0.35%	0.35%	0.35%	0.35%	0.36%

Total expenses after fees waived and/or reimbursed(f)	0.34%	0.35%	0.35%	0.34%	0.34%

Net investment income(f)	2.44%	2.24%	2.48%	2.53%	2.16%

Supplemental Data
Net assets, end of year (000)	$496,618	$345,259	$236,267	$183,880	$99,630

Portfolio turnover rate of the Master Portfolio(g)	515%	677%	612%	686%	986%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(f)	Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.01%	0.01%	0.01%	0.01%
Investments in underlying funds	0.02	—	—	—	—

(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Portfolio turnover rate (excluding MDRs)	322%	459%	540%	470%	736%

See notes to financial statements.

10	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock CoreAlpha Bond Fund (continued)
	Investor A
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$10.22	$10.32	$10.58	$10.19	$10.72

Net investment income(a)	0.20	0.20	0.22	0.23	0.18
Net realized and unrealized gain (loss)	0.19	0.01	(0.21)	0.39	(0.48)

Net increase (decrease) from investment operations	0.39	0.21	0.01	0.62	(0.30)

Distributions:(b)
From net investment income	(0.22)	(0.18)	(0.21)	(0.22)	(0.21)
From net realized gain	—	(0.12)	(0.06)	(0.01)	(0.00	)(c)
From return of capital	(0.04)	(0.01)	—	—	(0.02)

Total distributions	(0.26)	(0.31)	(0.27)	(0.23)	(0.23)

Net asset value, end of year	$10.35	$10.22	$10.32	$10.58	$10.19

Total Return(d)
Based on net asset value	3.83%	2.01%	0.04%	6.18%	(2.78)%

Ratios to Average Net Assets(e)
Total expenses(f)	0.69%	0.70%	0.70%	0.71%	0.71%

Total expenses after fees waived and/or reimbursed(f)	0.69%	0.69%	0.70%	0.69%	0.69%

Net investment income(f)	1.99%	1.92%	2.13%	2.19%	1.78%

Supplemental Data
Net assets, end of year (000)	$485	$1,695	$2,463	$1,776	$166

Portfolio turnover rate of the Master Portfolio(g)	515%	677%	612%	686%	986%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(f)	Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.01%	0.01%	0.01%	0.01%
Investments in underlying funds	0.02	—	—	—	—

(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Portfolio turnover rate (excluding MDRs)	322%	459%	540%	470%	736%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock CoreAlpha Bond Fund (continued)
	Investor C
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$10.23	$10.32	$10.57	$10.18	$10.71

Net investment income(a)	0.13	0.12	0.15	0.15	0.11
Net realized and unrealized gain (loss)	0.18	0.02	(0.21)	0.40	(0.48)

Net increase (decrease) from investment operations	0.31	0.14	(0.06)	0.55	(0.37)

Distributions:(b)
From net investment income	(0.15)	(0.10)	(0.13)	(0.15)	(0.14)
From net realized gain	—	(0.12)	(0.06)	(0.01)	(0.00	)(c)
From return of capital	(0.03)	(0.01)	—	—	(0.02)

Total distributions	(0.18)	(0.23)	(0.19)	(0.16)	(0.16)

Net asset value, end of year	$10.36	$10.23	$10.32	$10.57	$10.18

Total Return(d)
Based on net asset value	3.05%	1.35%	(0.61)%	5.40%	(3.51)%

Ratios to Average Net Assets(e)
Total expenses(f)	1.44%	1.45%	1.46%	1.45%	1.46%

Total expenses after fees waived amd/or reimbursed(f)	1.44%	1.45%	1.45%	1.44%	1.44%

Net investment income(f)	1.30%	1.14%	1.39%	1.44%	1.04%

Supplemental Data
Net assets, end of year (000)	$238	$337	$272	$253	$288

Portfolio turnover rate of the Master Portfolio(g)	515%	677%	612%	686%	986%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(f)	Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.01%	0.01%	0.01%	0.01%
Investments in underlying funds	0.02	—	—	—	—

(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Portfolio turnover rate (excluding MDRs)	322%	459%	540%	470%	736%

See notes to financial statements.

12	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock CoreAlpha Bond Fund (continued)
	Class K
	Year Ended 12/31/17	Period from 03/28/16(a) to 12/31/16
Net asset value, beginning of period	$10.23	$10.51

Net investment income(b)	0.26	0.18
Net realized and unrealized gain (loss)	0.16	(0.17)

Net increase from investment operations	0.42	0.01

Distributions:(c)
From net investment income	(0.26)	(0.16)
From net realized gain	—	(0.12)
From return of capital	(0.04)	(0.01)

Total distributions	(0.30)	(0.29)

Net asset value, end of period	$10.35	$10.23

Total Return(d)
Based on net asset value	4.14%	0.00	%(e)

Ratios to Average Net Assets(f)
Total expenses(g)	0.30%	0.30	%(h)

Total expenses after fees waived and/ or reimbursed(g)	0.30%	0.30	%(h)

Net investment income(g)	2.48%	2.25	%(h)

Supplemental Data
Net assets, end of period (000)	$197	$195

Portfolio turnover rate of the Master Portfolio(i)	515%	677%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31, 2017	Period 03/28/16(a) to 12/31/16
Allocated fees waived	0.02%	0.01%
Investments in underlying funds	0.02	—

(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31, 2017	Period 03/28/16(a) to 12/31/16
Portfolio turnover rate (excluding MDRs)	322%	459%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Notes to Financial Statements	BlackRock CoreAlpha Bond Fund

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock CoreAlpha Bond Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified. The Fund seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Fund which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2017, the percentage of the Master Portfolio owned by the Fund was 63.8%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes	None
Class K Shares	No	No	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

14	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	BlackRock CoreAlpha Bond Fund

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the relevant share class of the Fund as follows:

Institutional	Investor A	Investor C	Class K
0.10%	0.20%	0.20%	0.05%

For the year ended December 31, 2017, the following table shows the class specific administration fee borne directly by each share class of the Fund:

Institutional	Investor A	Class C	Class K	Total
$377,307	$2,496	$544	$98	$380,445

The Fund does not pay an investment advisory fee or investment management fee.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BAL. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fees	Distribution Fees
Investor A ...	0.25%	—%
Investor C	0.25	0.75

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended December 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Total
$3,081	$2,712	$5,793

Other Fees: For the year ended December 31, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares which totaled $192.

For the year ended December 31, 2017, affiliates received CDSCs of $79 for Investor C Shares.

Expense Waivers and Reimbursements: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through April 30, 2018. For the year ended December 31, 2017, the amount waived and/or reimbursed was $11,009.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (continued)	BlackRock CoreAlpha Bond Fund

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The tax character of distributions paid was as follows:

	12/31/17	12/31/16
Ordinary income	$9,264,187	$9,336,024
Long-term capital gains	—	777,902
Return of capital	1,548,568	427,210

	$10,812,755	$10,541,136

As of period end, the tax components of accumulated net earnings (losses) were as follows:

Capital loss carryforwards	$(598,577)
Net unrealized losses(a)	(361,271)
Qualified late-year losses(b)	(57,925)

$(1,017,773)

(a)	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the timing and recognition of partnership income.
(b)	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of December 31, 2017, the Fund had a capital loss carryforward of $598,577, with no expiration date, available to offset future realized capital gains.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 12/31/17		Year Ended 12/31/16
	Shares	Amount	Shares	Amount
Institutional
Shares sold	21,098,758	$218,383,843	23,256,688	$244,883,722
Shares issued to shareholders in reinvestment of distributions	996,456	10,298,835	913,476	9,552,636
Shares redeemed	(7,877,535)	(81,568,430)	(13,297,158)	(140,386,507)

Net increase	14,217,679	$147,114,248	10,873,006	$114,049,851

Investor A
Shares sold	24,882	$257,800	1,009,307	$10,637,077
Shares issued to shareholders in reinvestment of distributions	2,990	30,861	9,284	97,593
Shares redeemed	(146,785)	(1,522,541)	(1,091,333)	(11,526,113)

Net decrease	(118,913)	$(1,233,880)	(72,742)	$(791,443)

Investor C
Shares sold	—	$—	14,356	$150,740
Shares issued to shareholders in reinvestment of distributions	422	4,369	747	7,798
Shares redeemed	(10,377)	(106,624)	(8,457)	(87,365)

Net increase (decrease)	(9,955)	$(102,255)	6,646	$71,173

Class K(a)
Shares sold	—	$—	19,029	$200,000

Net increase	—	$—	19,029	$200,000

Total Net Increase	14,088,811	$145,778,113	10,825,939	$113,529,581

(a)	Commenced operations on March 29, 2016.

At period end, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund, were as follows:

Investor C	1,924
Class K	19,029

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm	BlackRock CoreAlpha Bond Fund

To the Board of Trustees of

BlackRock Funds III and the Shareholders of BlackRock CoreAlpha Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BlackRock CoreAlpha Bond Fund (one of the funds constituting BlackRock Funds III, referred to hereafter as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the administrator of the Master Portfolio. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information (unaudited)

For the fiscal year ended December 31, 2017, the following information is provided with respect to the ordinary income distributions paid by the Fund:

Interest-Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents(a)	100.00%

(a)	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM / IMPORTANT TAX INFORMATION	17

Master Portfolio Information as of December 31, 2017	CoreAlpha Bond Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments (a)
Corporate Bonds	39%
U.S. Government Sponsored Agency Securities	31
Asset-Backed Securities	14
Short-Term Securities	9
Non-Agency Mortgage-Backed Securities	5
Investment Companies	3
Foreign Agency Obligations	1
TBA Sale Commitments	(2)

CREDIT QUALITY ALLOCATION (b)

Credit Rating	Percent of Total Investments (a)
AAA/Aaa	10%
AA/Aa	39
A	14
BBB/Baa	28
BB/Ba	1
Not Rated(c)	8

(a)	Excludes short-term securities.
(b)	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)	The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

18	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 15.2%
Access Group, Inc., Series 2004-A, Class A2, (3 mo. LIBOR US + 0.26%), 1.63%, 04/25/29(a)	$1	$669
AmeriCredit Automobile Receivables Trust:
Series 2013-3, Class D, 3.00%, 07/08/19	2,613	2,616,064
Series 2014-4, Class D, 3.07%, 11/09/20	800	808,179
Series 2015-3, Class D, 3.34%, 08/08/21	250	253,468
Series 2016-1, Class D, 3.59%, 02/08/22	420	426,821
Series 2017-3, Class C, 2.69%, 06/19/23	1,960	1,955,614
AVANT Loans Funding Trust(b):
Series 2016-C, Class B, 4.92%, 11/16/20	854	861,874
Series 2017-B, Class A, 2.29%, 06/15/20	2,535	2,533,945
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 09/16/24	1,190	1,174,877
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15%, 07/15/21	2,940	2,943,045
CLUB Credit Trust, Series 2017-P2, Class A, 2.61%, 01/15/24(b)	3,000	3,000,060
College Loan Corp. Trust I, Series 2004-1, Class A4, (3 mo. LIBOR US + 0.19%), 1.56%, 04/25/24(a)	751	751,110
Conn Funding II LP, Series 2017-B, Class A, 2.73%, 07/15/20(b)(c)	2,375	2,374,185
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2, Class A, 2.55%, 01/16/24(b)(c)	3,500	3,499,917
Credit Suisse Mortgage Capital Certificates, Series 2006-CF3, Class A1, (1 mo. LIBOR US + 0.54%), 1.60%, 10/25/36(a)(b)	116	115,512
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	1,160	1,153,137
Drive Auto Receivables Trust:
Series 2015-DA, Class C, 3.38%, 11/15/21(b)	686	690,629
Series 2016-AA, Class C, 3.91%, 05/17/21(b)	650	654,880
Series 2016-BA, Class B, 2.56%, 06/15/20(b)	1,827	1,828,475
Series 2016-BA, Class C, 2.61%, 08/16/21(b)	2,300	2,302,809
Series 2016-BA, Class C, 3.19%, 07/15/22(b)	2,200	2,216,726
Series 2016-BA, Class D, 4.53%, 08/15/23(b)	900	925,272
Series 2016-CA, Class B, 2.37%, 11/16/20(b)	2,050	2,052,765
Series 2016-CA, Class C, 3.02%, 11/15/21(b)	3,300	3,324,926
Series 2017-1, Class B, 2.36%, 03/15/21	2,390	2,392,150
Series 2017-1, Class C, 2.84%, 04/15/22	2,670	2,681,812
Series 2017-2, Class B, 2.25%, 06/15/21	910	910,385
Series 2017-2, Class C, 2.75%, 09/15/23	2,540	2,543,595
Series 2017-3, Class B, 2.30%, 05/17/21	2,040	2,035,312
Series 2017-3, Class C, 2.80%, 07/15/22	1,940	1,940,981
Series 2017-3, Class D, 3.53%, 12/15/23(b)	2,450	2,457,317
Series 2017-AA, Class B, 2.51%, 01/15/21(b)	2,100	2,105,848
Series 2017-AA, Class C, 2.98%, 01/18/22(b)	2,380	2,395,967
Exeter Automobile Receivables Trust(b):
Series 2015-1A, Class C, 4.10%, 12/15/20	710	718,801
Series 2017-2A, Class A, 2.11%, 06/15/21	1,018	1,017,743
First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A4, (1 mo. LIBOR US + 0.32%), 1.65%, 11/25/35(a)	41	40,775
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 1.83%, 08/25/19(b)	1,000	998,605
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, (3 mo. LIBOR US + 0.31%), 1.64%, 09/27/35(a)	381	380,517
Marlette Funding Trust, Series 2017-3A, Class A, 2.36%, 12/15/24(b)	2,695	2,693,742
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, (1 mo. LIBOR US + 0.95%), 2.50%, 04/25/35(a)	86	86,439

Security	Par (000)	Value
National Collegiate Student Loan Trust(a):
Series 2006-1, Class A4, (1 mo. LIBOR US + 0.25%), 1.80%, 03/27/28	$1,033	$1,024,534
Series 2006-2, Class A3, (1 mo. LIBOR US + 0.21%), 1.76%, 11/25/27	2,045	2,031,783
Series 2006-3, Class A4, (1 mo. LIBOR US + 0.27%), 1.82%, 03/26/29	2,654	2,606,132
Series 2007-1, Class A3, (1 mo. LIBOR US + 0.24%), 1.79%, 07/25/30	3,156	3,075,109
Series 2007-2, Class A2, (1 mo. LIBOR US + 0.13%), 1.68%, 06/26/28	618	617,025
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, 01/15/21(b)	424	424,029
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.10%, 03/20/28(b)	2,800	2,836,171
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2, (1 mo. LIBOR US + 0.95%), 2.50%, 02/25/35(a)	89	89,255
RAMP Trust, Series 2006-NC2, Class A2, (1 mo. LIBOR US + 0.19%), 1.74%, 02/25/36(a)	232	232,204
Santander Drive Auto Receivables Trust:
Series 2013-3, Class D, 2.42%, 04/15/19	2,162	2,162,429
Series 2014-1, Class C, 2.36%, 04/15/20	89	89,027
Series 2014-2, Class C, 2.33%, 11/15/19	1,071	1,072,269
Series 2014-3, Class D, 2.65%, 08/17/20	2,400	2,407,442
Series 2014-4, Class C, 2.60%, 11/16/20	252	252,072
Series 2014-5, Class C, 2.46%, 06/15/20	1,854	1,857,539
Series 2015-1, Class C, 2.57%, 04/15/21	637	638,933
Series 2015-1, Class D, 3.24%, 04/15/21	1,000	1,010,445
Series 2015-2, Class C, 2.44%, 04/15/21	700	701,472
Series 2015-3, Class C, 2.74%, 01/15/21	1,230	1,235,812
Series 2015-3, Class D, 3.49%, 05/17/21	680	689,951
Series 2015-4, Class C, 2.97%, 03/15/21	580	584,005
Series 2016-1, Class C, 3.09%, 04/15/22	3,080	3,111,432
Series 2016-2, Class C, 2.66%, 11/15/21	1,965	1,971,265
Series 2016-3, Class C, 2.46%, 03/15/22	2,100	2,100,275
Series 2017-1, Class B, 2.10%, 06/15/21	2,100	2,094,116
Series 2017-2, Class B, 2.21%, 10/15/21	3,080	3,078,286
Series 2017-2, Class C, 2.79%, 08/15/22	2,190	2,196,944
SLC Private Student Loan Trust, Series 2006-A, Class A5, (3 mo. LIBOR US + 0.17%), 1.53%, 07/15/36(a)	313	313,277
SLM Private Credit Student Loan Trust (a):
Series 2003-B, Class A2, (3 mo. LIBOR US + 0.40%), 1.99%, 03/15/22	10	9,848
Series 2003-C, Class A2, (3 mo. LIBOR US + 0.39%), 1.98%, 09/15/20	34	33,921
Series 2006-A, Class A4, (3 mo. LIBOR US + 0.19%), 1.78%, 12/15/23	162	161,532
SLM Private Education Loan Trust(b):
Series 2010-A, Class 1A, 4.20%, 05/16/44(a)	442	449,687
Series 2011-B, Class A2, 3.74%, 02/15/29	1,375	1,393,094
SoFi Consumer Loan Program LLC, Class A(b):
Series 2016-1, 3.26%, 08/25/25	770	777,040
Series 2016-3, 3.05%, 12/26/25	1,171	1,176,706
Series 2017-1, 3.28%, 01/26/26	612	617,630
Series 2017-3, 2.77%, 05/25/26	1,661	1,661,657
Sofi Consumer Loan Program LLC, Series 2017-6(b):
Class A1, 2.20%, 11/25/26	945	943,175
Class A2, 2.82%, 11/25/26	1,050	1,049,191
SoFi Consumer Loan Program Trust, Series 2015-1, Class A, 3.28%, 09/15/23(b)	1,097	1,104,483
SoFi Professional Loan Program LLC, Series 2015-B, Class A2, 2.51%, 09/27/32(b)	129	127,769

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (continued) December 31, 2017	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3, (1 mo. LIBOR US + 0.26%), 1.81%, 12/25/35(a)	$141	$140,513
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1, 2.53%, 11/16/48(b)	2,575	2,552,399
Terwin Mortgage Trust, Series 2006-5, Class 2A2, (1 mo. LIBOR + 0.21%), 1.54%, 06/25/37(a)(b)	132	131,049
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A1, (1 mo. LIBOR US + 0.85%), 2.33%, 12/15/20(a)(b)	1,940	1,947,488

Total Asset-Backed Securities — 15.2% (Cost — $118,612,647)		118,645,363

Corporate Bonds — 44.0%

Aerospace & Defense — 0.9%
General Dynamics Corp., 2.63%, 11/15/27	1,000	968,190
Harris Corp., 2.00%, 04/27/18	395	394,587
L-3 Communications Corp., 4.75%, 07/15/20	720	757,464
L3 Technologies, Inc., 4.95%, 02/15/21	1,618	1,713,617
Northrop Grumman Corp.:
2.93%, 01/15/25	1,100	1,093,464
3.25%, 01/15/28	735	736,074
Rockwell Collins, Inc., 2.80%, 03/15/22	1,175	1,176,655

		6,840,051
Auto Components — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 03/15/19	465	465,093
6.00%, 08/01/20	525	539,923
Lear Corp.:
5.38%, 03/15/24	1,115	1,179,388
5.25%, 01/15/25	900	960,882
3.80%, 09/15/27	2,500	2,502,149
ZF North America Capital, Inc., 4.50%, 04/29/22(b)	191	200,550

		5,847,985
Automobiles — 0.2%
General Motors Co.:
5.00%, 04/01/35	500	529,867
5.20%, 04/01/45	500	528,320
6.75%, 04/01/46	190	239,223

		1,297,410
Banks — 3.9%
Australia & New Zealand Banking Group Ltd., 2.05%, 09/23/19	1,900	1,893,264
Bank of Montreal, 2.10%, 12/12/19	765	762,880
BNP Paribas SA, 2.40%, 12/12/18	600	601,693
Capital One Financial Corp.:
2.40%, 10/30/20	1,090	1,083,310
3.30%, 10/30/24	1,600	1,591,603
Capital One NA/Mclean VA, 2.65%, 08/08/22	1,300	1,286,389
Citibank NA, 2.10%, 06/12/20	1,150	1,142,479
Citizens Bank Providence, 2.25%, 03/02/20	450	447,857
Cooperatieve Rabobank UA, 2.25%, 01/14/19	1,160	1,161,247
Discover Bank, 4.20%, 08/08/23	600	630,073
Discover Bank Delaware, 2.00%, 02/21/18	870	870,060
HSBC Bank USA NA, 5.88%, 11/01/34	590	760,951
HSBC Holdings PLC:
3.40%, 03/08/21	1,525	1,558,698
3.60%, 05/25/23	900	925,972
3.90%, 05/25/26	1,500	1,555,709
4.38%, 11/23/26	210	219,244
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(d)	1,000	1,042,140
6.50%, 09/15/37	400	526,032

Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC (continued) :
5.25%, 03/14/44	$350	$410,421
Huntington National Bank, 2.38%, 03/10/20	600	599,086
ING Groep NV, 3.15%, 03/29/22	415	419,963
National Bank of Canada, 2.15%, 06/12/20	1,000	994,319
Santander Holdings USA, Inc., 3.40%, 01/18/23(b)	355	353,617
Sumitomo Mitsui Banking Corp.:
1.76%, 10/19/18	420	419,399
1.97%, 01/11/19	920	917,759
Svenska Handelsbanken AB, 2.45%, 03/30/21	800	798,891
Wells Fargo & Co., 2.13%, 04/22/19	1,370	1,369,784
Wells Fargo Bank NA:
1.75%, 05/24/19	2,200	2,187,775
2.15%, 12/06/19	1,000	998,457
Westpac Banking Corp.:
1.60%, 08/19/19	1,700	1,682,340
2.15%, 03/06/20	1,300	1,294,210

		30,505,622
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21	530	532,659
3.30%, 02/01/23	700	716,305
Constellation Brands, Inc., 3.70%, 12/06/26	1,400	1,439,526
Molson Coors Brewing Co.:
1.45%, 07/15/19	175	172,814
2.25%, 03/15/20	405	402,958
PepsiCo, Inc., 4.45%, 04/14/46	1,000	1,136,340

		4,400,602
Biotechnology — 0.7%
Amgen, Inc., 2.65%, 05/11/22	820	817,793
Baxalta, Inc., 2.88%, 06/23/20	775	780,006
Biogen, Inc., 2.90%, 09/15/20	265	268,610
Celgene Corp., 2.25%, 08/15/21	1,700	1,674,761
Gilead Sciences, Inc.:
2.05%, 04/01/19	1,480	1,479,969
2.55%, 09/01/20	290	292,577

		5,313,716
Capital Markets — 3.5%
Charles Schwab Corp., 3.20%, 03/02/27	1,000	1,009,118
CME Group, Inc., 3.00%, 03/15/25	1,200	1,213,653
Goldman Sachs Group, Inc.:
2.63%, 01/31/19	320	321,382
7.50%, 02/15/19	360	380,461
2.00%, 04/25/19	155	154,533
2.55%, 10/23/19	460	460,865
2.30%, 12/13/19	1,055	1,054,323
6.00%, 06/15/20	1,040	1,124,464
2.35%, 11/15/21	490	482,571
3.27%, 09/29/25(d)	1,000	995,971
3.75%, 02/25/26	1,900	1,949,572
3.50%, 11/16/26	365	367,137
3.85%, 01/26/27	1,090	1,119,056
6.75%, 10/01/37	500	669,322
4.02% 10/31/38(d)	500	514,196
6.25% 02/01/41	590	795,083
Jefferies Group LLC, 4.85%, 01/15/27	2,100	2,232,588
Legg Mason, Inc.:
2.70%, 07/15/19	1,285	1,288,682
4.75%, 03/15/26	75	80,360
Morgan Stanley:
2.20%, 12/07/18	450	450,515
2.50%, 01/24/19	1,140	1,142,904

20	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Capital Markets (continued)
Morgan Stanley (continued):
5.63%, 09/23/19	$2,940	$3,098,215
2.63%, 11/17/21	1,195	1,189,555
2.75%, 05/19/22	700	697,431
3.13%, 07/27/26	1,000	986,330
3.63%, 01/20/27	300	307,036
6.38%, 07/24/42	460	639,560
4.30%, 01/27/45	1,400	1,510,009
TD Ameritrade Holding Corp., 3.30%, 04/01/27	1,400	1,412,724

		27,647,616
Chemicals — 0.7%
LyondellBasell Industries NV, 5.00%, 04/15/19	868	891,199
Monsanto Co.:
2.13%, 07/15/19	275	274,031
2.75%, 07/15/21	360	361,611
3.95%, 04/15/45	680	665,378
RPM International, Inc., 6.13%, 10/15/19	743	791,097
Sherwin-Williams Co.:
2.25%, 05/15/20	290	289,029
3.13%, 06/01/24	265	266,461
Westlake Chemical Corp., 3.60%, 08/15/26	1,700	1,709,817

		5,248,623
Communications Equipment — 0.0%
Juniper Networks, Inc., 4.50%, 03/15/24	225	234,130

Consumer Discretionary — 0.0%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	315	314,767

Consumer Finance — 1.6%
American Express Co., 2.50%, 08/01/22	1,000	987,930
Autodesk, Inc., 3.50%, 06/15/27	1,120	1,098,637
Capital One Bank USA NA, 2.15%, 11/21/18	730	730,019
Capital One Financial Corp., 2.50%, 05/12/20	550	549,311
Capital One NA, 2.35%, 01/31/20	1,500	1,495,484
CDK Global, Inc., 4.88%, 06/01/27(b)	185	187,312
MasterCard, Inc.:
3.38%, 04/01/24	900	934,625
2.95%, 11/21/26	1,335	1,334,840
S&P Global, Inc., 2.95%, 01/22/27	285	279,251
Synchrony Financial, 3.00%, 08/15/19	1,540	1,550,709
Visa, Inc.:
2.75%, 09/15/27	795	784,394
4.15%, 12/14/35	1,000	1,110,260
4.30%, 12/14/45	1,485	1,689,826

		12,732,598
Containers & Packaging — 0.0%
Ball Corp., 4.38%, 12/15/20	195	201,825

Diversified Financial Services — 5.8%
Banco Santander SA, 3.50%, 04/11/22	1,000	1,019,648
Bank of America Corp.:
6.88%, 04/25/18	1,060	1,076,194
5.49%, 03/15/19	600	621,188
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(d)	2,000	2,002,941
3.00%, 12/20/23(b)(e)	553	554,420
Citigroup, Inc.:
1.80%, 02/05/18	1,710	1,709,821
2.50%, 09/26/18	900	902,580
2.05%, 06/07/19	200	199,420
2.50%, 07/29/19	1,620	1,624,972
4.50%, 01/14/22	1,000	1,063,762
2.75%, 04/25/22	1,400	1,397,167

Security	Par (000)	Value
Diversified Financial Services (continued)
Credit Suisse Group Funding Guernsey Ltd.:
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(d)	$1,300	$1,318,914
3.45%, 04/16/21	1,030	1,054,051
3.80%, 09/15/22	670	691,131
3.80%, 06/09/23	2,000	2,062,589
Deutsche Bank AG, 3.30%, 11/16/22	1,700	1,691,335
Ford Motor Credit Co. LLC:
2.02%, 05/03/19	1,650	1,642,519
1.90%, 08/12/19	615	610,371
2.43%, 06/12/20	1,010	1,004,015
General Motors Financial Co., Inc.:
2.40%, 05/09/19	1,700	1,700,412
2.65%, 04/13/20	1,000	1,000,211
4.20%, 03/01/21	1,200	1,247,946
3.45%, 04/10/22	1,780	1,803,730
3.70%, 05/09/23	400	407,969
4.30%, 07/13/25	280	291,785
5.25%, 03/01/26	580	637,774
HSBC Holdings PLC, 3.03%, 11/22/23(e)	1,635	1,638,291
Intercontinental Exchange, Inc., 2.50%, 10/15/18	900	903,511
JPMorgan Chase & Co.:
4.25%, 10/15/20	1,770	1,855,879
2.55%, 03/01/21	1,100	1,100,582
3.25%, 09/23/22	780	798,604
3.20%, 01/25/23	580	591,601
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(d)	1,000	1,007,797
2.95%, 10/01/26	1,700	1,669,809
3.63%, 12/01/27	700	707,543
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(d)	600	621,750
4.85%, 02/01/44	300	354,387
4.95%, 06/01/45	340	395,167
Mitsubishi UFJ Financial Group, Inc., 3.00%, 02/22/22	335	337,128
Nasdaq, Inc., 3.85%, 06/30/26	232	238,218
ORIX Corp., 2.90%, 07/18/22	325	323,863
Royal Bank of Scotland Group PLC, (3 mo. LIBOR US + 1.48%), 3.50%, 05/15/23(d)	2,000	2,004,361
S&P Global, Inc., 4.40%, 02/15/26	1,000	1,083,507

		44,968,863
Diversified Telecommunication Services — 2.4%
AT&T, Inc.:
2.38%, 11/27/18	1,645	1,650,042
3.20%, 03/01/22	810	818,741
2.85%, 02/14/23	630	632,498
3.40%, 08/14/24	1,000	1,005,134
4.25%, 03/01/27	1,400	1,427,183
4.10%, 02/15/28(b)	354	355,171
5.15%, 03/15/42	1,120	1,162,077
4.50%, 03/09/48	364	341,061
4.60%, 02/15/21	1,000	1,052,467
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,270	1,310,243
Verizon Communications, Inc.:
2.95%, 03/15/22	1,376	1,384,381
3.00%, 11/01/21	2,000	2,022,364
3.13%, 03/16/22	1,400	1,419,468
3.50%, 11/01/24	1,700	1,730,476
3.38%, 02/15/25(b)	1,000	1,003,777
4.50%, 08/10/33	1,500	1,573,245

		18,888,328

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (continued) December 31, 2017	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric Utilities — 1.4%
American Electric Power Co., Inc., 3.20%, 11/13/27	$1,300	$1,290,761
Duke Energy Corp.:
5.05%, 09/15/19	400	417,993
2.65%, 09/01/26	1,000	958,167
Eversource Energy, Series L, 2.90%, 10/01/24	1,360	1,349,653
IPALCO Enterprises, Inc., 3.70%, 09/01/24(b)	275	274,750
NextEra Energy Capital Holdings, Inc.:
1.65%, 09/01/18	505	503,540
2.70%, 09/15/19	1,040	1,046,364
3.55%, 05/01/27	645	657,025
Pacific Gas & Electric Co., 3.25%, 09/15/21	430	438,111
PacifiCorp, 5.50%, 01/15/19	400	413,708
Progress Energy, Inc.:
4.88%, 12/01/19	920	962,305
4.40%, 01/15/21	1,110	1,163,554
Southern Co., 3.25%, 07/01/26	1,000	980,723
Tampa Electric Co., 2.60%, 09/15/22	600	592,484

		11,049,138
Electrical Equipment — 0.2%
Amphenol Corp., 2.55%, 01/30/19	600	602,043
Roper Industries, Inc., 2.05%, 10/01/18	1,040	1,039,890

		1,641,933
Electronic Equipment, Instruments & Components — 0.2%
Arrow Electronics, Inc., 3.25%, 09/08/24	395	387,054
Flextronics International Ltd., 5.00%, 02/15/23	375	401,459
Fortive Corp., 1.80%, 06/15/19	405	402,077
Tyco Electronics Group SA, 3.13%, 08/15/27	210	209,568

		1,400,158
Food & Staples Retailing — 0.2%
Lamb Weston Holdings, Inc., 4.88%, 11/01/26(b)	150	156,750
McCormick & Co., Inc., 2.70%, 08/15/22	700	699,469
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	720	724,371

		1,580,590
Food Products — 0.4%
Kellogg Co., 2.65%, 12/01/23	1,100	1,092,743
Kraft Heinz Foods Co., 3.00%, 06/01/26	1,300	1,250,964
Pilgrim’s Pride Corp., 5.75%, 03/15/25(b)	860	889,025

		3,232,732
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories:
2.00%, 09/15/18	575	574,875
2.35%, 11/22/19	1,070	1,071,164
3.40%, 11/30/23	1,300	1,322,493
Baxter International, Inc., 2.60%, 08/15/26	2,310	2,202,561
Becton Dickinson & Co.:
2.68%, 12/15/19	292	293,055
2.40%, 06/05/20	480	477,397
2.89%, 06/06/22	470	467,060
3.36%, 06/06/24	2,223	2,229,210
3.70%, 06/06/27	1,000	1,007,710
Boston Scientific Corp.:
2.65%, 10/01/18	600	602,368
2.85%, 05/15/20	225	226,784
3.85%, 05/15/25	1,300	1,336,500
Covidien International Finance SA, 4.20%, 06/15/20	1,485	1,552,100
Stryker Corp., 2.63%, 03/15/21	245	245,578
Thermo Fisher Scientific, Inc., 2.15%, 12/14/18	340	340,467
Zimmer Biomet Holdings, Inc., 2.00%, 04/01/18	530	530,192
Zimmer Holdings, Inc., 2.70%, 04/01/20	1,340	1,340,651

		15,820,165

Security	Par (000)	Value
Health Care Providers & Services — 0.8%
Anthem, Inc., 3.35%, 12/01/24	$1,210	$1,227,573
HCA, Inc., 3.75%, 03/15/19	935	943,181
Humana, Inc., 2.90%, 12/15/22	760	758,741
Omega Healthcare Investors, Inc., 4.95%, 04/01/24	1,100	1,149,156
Quest Diagnostics, Inc., 2.50%, 03/30/20	705	704,967
UnitedHealth Group, Inc.:
3.10%, 03/15/26	400	402,956
4.75%, 07/15/45	800	944,963

		6,131,537
Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp.:
3.50%, 03/01/27	1,100	1,131,268
6.30%, 10/15/37	310	416,347
4.88%, 12/09/45	550	637,147
Wyndham Worldwide Corp., 4.15%, 04/01/24	1,000	1,004,677

		3,189,439
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Group, Inc., 5.15%, 12/01/20	360	383,339
PSEG Power LLC:
2.45%, 11/15/18	140	140,354
4.15%, 09/15/21	350	365,009

		888,702
Insurance — 1.1%
Aflac, Inc., 3.63%, 11/15/24	1,000	1,045,999
Allstate Corp., 4.20%, 12/15/46	110	120,019
American Financial Group, Inc., 3.50%, 08/15/26	550	545,084
American International Group, Inc., 3.30%, 03/01/21	320	326,216
Berkshire Hathaway, Inc., 3.13%, 03/15/26	2,355	2,381,640
Chubb INA Holdings, Inc., 3.35%, 05/15/24	660	679,802
Fidelity National Financial, Inc., 5.50%, 09/01/22	385	424,739
Markel Corp., 5.35%, 06/01/21	400	430,973
Marsh & McLennan Cos., Inc.:
2.35%, 09/10/19	880	882,447
3.30%, 03/14/23	175	179,351
Willis Group Holdings PLC, 5.75%, 03/15/21	350	380,857
Willis North America, Inc., 3.60%, 05/15/24	900	914,943

		8,312,070
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc., 2.80%, 08/22/24(b)	440	438,663
Expedia, Inc., 3.80%, 02/15/28	200	193,261

		631,924
Internet Software & Services — 1.2%
Baidu, Inc., 3.25%, 08/06/18	2,060	2,069,095
eBay, Inc.:
2.20%, 08/01/19	1,600	1,596,000
2.75%, 01/30/23	1,000	990,257
Equinix, Inc.:
5.38%, 01/01/22	555	577,200
5.75%, 01/01/25	430	456,337
Expedia, Inc., 5.00%, 02/15/26	1,525	1,630,260
Priceline Group, Inc., 3.60%, 06/01/26	1,745	1,752,474
VeriSign, Inc., 4.63%, 05/01/23	415	425,894

		9,497,517
IT Services — 1.6%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19	1,795	1,800,232
2.80%, 06/06/23	200	199,431
3.60%, 11/28/24	1,445	1,498,989
3.40%, 12/06/27	2,460	2,459,379
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26	720	714,108

22	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
IT Services (continued)
CBOE Holdings, Inc., 3.65%, 01/12/27	$300	$308,992
DXC Technology Co.:
2.88%, 03/27/20	50	50,243
4.25%, 04/15/24	1,020	1,062,474
4.75%, 04/15/27	2,000	2,126,824
Fidelity National Information Services, Inc., 3.63%, 10/15/20	714	733,616
Xerox Corp., 3.63%, 03/15/23	1,300	1,268,173

		12,222,461
Machinery — 0.0%
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 01/15/19	140	140,717

Media — 1.2%
21st Century Fox America, Inc.:
6.40%, 12/15/35	200	265,791
6.15%, 02/15/41	175	232,319
Altice Financing SA, 6.63%, 02/15/23(b)	480	502,608
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20	395	402,363
4.91%, 07/23/25	1,350	1,435,300
3.75%, 02/15/28	1,700	1,628,954
6.48%, 10/23/45	600	699,558
DISH DBS Corp.:
7.88%, 09/01/19	780	834,600
6.75%, 06/01/21	360	378,000
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 02/15/22	260	266,500
Time Warner Cable, Inc., 5.00%, 02/01/20	680	709,653
Time Warner, Inc.:
2.10%, 06/01/19	1,220	1,217,639
3.60%, 07/15/25	375	375,839
2.95%, 07/15/26	725	685,715

		9,634,839
Metals & Mining — 0.4%
Southern Copper Corp., 5.88%, 04/23/45	500	603,918
Vale Overseas Ltd.:
4.38%, 01/11/22	148	153,032
6.25%, 08/10/26	1,800	2,085,300

		2,842,250
Multi-Utilities — 0.3%
Dominion Energy, Inc., 2.58%, 07/01/20	170	170,071
Dominion Resources, Inc.:
6.40%, 06/15/18	330	336,809
4.45%, 03/15/21	630	665,234
National Fuel Gas Co., 3.95%, 09/15/27	1,500	1,494,033

		2,666,147
Office Supplies & Equipment — 0.8%
VMware, Inc.:
2.30%, 08/21/20	390	387,789
2.95%, 08/21/22	3,550	3,540,079
3.90%, 08/21/27	2,200	2,220,860

		6,148,728
Oil, Gas & Consumable Fuels — 2.8%
Andeavor, 3.80%, 04/01/28	1,500	1,503,586
BP Capital Markets PLC:
2.24%, 05/10/19	900	901,286
2.11%, 09/16/21	1,040	1,026,852
Buckeye Partners LP:
2.65%, 11/15/18	1,460	1,464,221
4.15%, 07/01/23	234	240,375
4.35%, 10/15/24	580	591,855

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd., 2.95%, 01/15/23	$365	$363,366
Enable Midstream Partners LP:
3.90%, 05/15/24	500	503,031
4.40%, 03/15/27	100	101,687
Energy Transfer LP, 9.70%, 03/15/19	262	283,560
Energy Transfer Partners LP, 9.00%, 04/15/19	123	132,718
Kinder Morgan, Inc., 3.05%, 12/01/19	265	267,321
Marathon Petroleum Corp., 2.70%, 12/14/18	1,600	1,605,747
MPLX LP, 4.88%, 06/01/25	2,000	2,143,440
ONEOK Partners LP, 6.13%, 02/01/41	800	933,677
Petroleos Mexicanos:
5.50%, 02/04/19	700	723,415
4.88%, 01/24/22	400	416,900
4.63%, 09/21/23	635	653,256
6.38%, 01/23/45	660	663,531
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24	900	1,000,333
5.88%, 06/30/26	500	561,734
Statoil ASA, 2.75%, 11/10/21	1,680	1,702,642
Valero Energy Corp., 3.40%, 09/15/26	1,125	1,129,574
Williams Partners LP:
4.30%, 03/04/24	1,900	1,989,972
3.90%, 01/15/25	450	458,630
4.00%, 09/15/25	125	127,902

		21,490,611
Paper & Forest Products — 0.2%
Masco Corp., 3.50%, 11/15/27	1,225	1,207,639

Pharmaceuticals — 1.7%
Abbott Laboratories, 3.75%, 11/30/26	2,000	2,053,732
AbbVie, Inc., 2.50%, 05/14/20	490	491,510
Actavis Funding SCS, 2.35%, 03/12/18	320	320,254
Johnson & Johnson:
2.95%, 03/03/27	2,530	2,563,646
3.40%, 01/15/38	1,275	1,305,935
Novartis Capital Corp., 3.10%, 05/17/27	1,500	1,529,345
Pfizer, Inc.:
3.00%, 12/15/26	1,000	1,006,026
7.20%, 03/15/39	500	766,769
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	2,500	2,477,366
Zoetis, Inc., 3.45%, 11/13/20	355	363,383

		12,877,966
Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc., 2.75%, 01/15/20	1,190	1,195,013
American Tower Corp.:
3.40%, 02/15/19	538	544,096
2.80%, 06/01/20	1,190	1,197,414
5.05%, 09/01/20	400	424,114
3.45%, 09/15/21	740	756,344
4.70%, 03/15/22	1,000	1,070,476
3.50%, 01/31/23	1,400	1,431,501
3.38%, 10/15/26	600	589,490
Corrections Corp. of America:
4.13%, 04/01/20	760	771,400
4.63%, 05/01/23	735	751,538
Crown Castle International Corp., 2.25%, 09/01/21	275	270,361
Senior Housing Properties Trust, 3.25%, 05/01/19	1,600	1,608,550
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 09/17/19(b)	655	658,536

		11,268,833

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (continued) December 31, 2017	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc., 3.30%, 04/01/27	$685	$696,713
Broadcom Corp./Broadcom Cayman Finance Ltd.(b):
2.38%, 01/15/20	1,700	1,688,503
3.00%, 01/15/22	1,700	1,685,601
3.63%, 01/15/24	700	696,069
3.13%, 01/15/25	1,040	994,203
3.88%, 01/15/27	500	492,023
Intel Corp., 2.88%, 05/11/24	1,700	1,715,593
KLA-Tencor Corp., 3.38%, 11/01/19	280	284,616
Maxim Integrated Products, Inc., 3.45%, 06/15/27	1,160	1,165,538
NVIDIA Corp., 3.20%, 09/16/26	1,265	1,268,816
Xilinx, Inc., 2.95%, 06/01/24	345	342,846

		11,030,521
Software — 0.3%
Activision Blizzard, Inc., 2.30%, 09/15/21	200	197,375
Citrix Systems, Inc., 4.50%, 12/01/27	800	811,919
Electronic Arts, Inc., 4.80%, 03/01/26	602	660,233
Microsoft Corp., 2.88%, 02/06/24	730	740,568

		2,410,095
Specialty Retail — 0.2%
Home Depot, Inc., 5.40%, 09/15/40	200	254,725
L Brands, Inc., 8.50%, 06/15/19	1,190	1,292,638

		1,547,363
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.:
3.00%, 02/09/24	290	293,681
3.00%, 06/20/27	925	920,942
Dell International LLC/EMC Corp., 3.48%, 06/01/19(b)	300	303,758
Hewlett Packard Enterprise Co.:
2.10%, 10/04/19(b)	455	451,886
3.60%, 10/15/20	1,000	1,020,999
HP, Inc., 2.75%, 01/14/19	1,300	1,305,250
Seagate HDD Cayman, 4.25%, 03/01/22(b)	960	971,709

		5,268,225
Tobacco — 1.1%
Altria Group, Inc.:
5.38%, 01/31/44	535	650,811
3.88%, 09/16/46	350	347,309
BAT Capital Corp.(b):
2.30%, 08/14/20	1,205	1,198,372
2.76%, 08/15/22	1,070	1,064,173
3.22%, 08/15/24	1,000	999,960
Philip Morris International, Inc.:
2.00%, 02/21/20	600	596,265
6.38%, 05/16/38	760	1,028,479
Reynolds American, Inc.:
2.30%, 06/12/18	2,020	2,022,369
3.25%, 06/12/20	127	129,044
4.00%, 06/12/22	305	318,673
5.85%, 08/15/45	300	374,631

		8,730,086
Wireless Telecommunication Services — 0.8%
American Tower Corp.:
2.25%, 01/15/22	960	935,004
3.00%, 06/15/23	1,000	997,381
3.60%, 01/15/28	500	497,060
Crown Castle International Corp.:
4.88%, 04/15/22	830	890,062
5.25%, 01/15/23	400	437,978
3.20%, 09/01/24	1,500	1,484,447

Security	Par (000)/ Shares	Value
Wireless Telecommunication Services (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(b)	$619	$622,617

		5,864,549

Total Corporate Bonds — 44.0% (Cost — $339,266,038)		343,169,071

Foreign Agency Obligations — 0.8%
Colombia Government International Bond:
4.00%, 02/26/24	740	767,380
4.50%, 01/28/26	730	778,545
5.63%, 02/26/44	500	572,500
Indonesia Government International Bond, 3.50%, 01/11/28	1,600	1,594,515
Mexico Government International Bond:
3.50%, 01/21/21	865	894,410
4.15%, 03/28/27	325	337,025
6.75%, 09/27/34	720	936,000
Uruguay Government International Bond, 5.10%, 06/18/50	500	555,000

Total Foreign Agency Obligations — 0.8% (Cost — $6,251,721)		6,435,375

Investment Companies — 3.3%
iShares iBoxx USD High Yield Corporate Bond ETF(j)	300,000	26,178,000

Total Investment Companies — 3.3% (Cost — $ 26,145,906)		26,178,000

Non-Agency Mortgage-Backed Securities — 6.0%

Collateralized Mortgage Obligations — 4.1%
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 02/25/21	$14	14,477
Citigroup Mortgage Loan Trust, Series 2014-A, Class A, 4.00%, 01/25/35(b)(e)	144	150,090
Fannie Mae Connecticut Avenue Securities:
Series 2013-C01, Class M1, (1 mo. LIBOR US + 2.00%), 3.55%, 10/25/23(a)	718	722,966
Series 2014-C01, Class M1, (1 mo. LIBOR US + 1.60%), 3.15%, 01/25/24(a)	323	325,456
Series 2014-C02, Class 1M1, (1 mo. LIBOR US + 0.95%), 2.50%, 05/25/24(a)	734	736,166
Series 2016-C02, Class 1M1, (1 mo. LIBOR US + 2.15%), 3.70%, 09/25/28(a)	877	885,790
Series 2016-C07, Class 2M1, (1 mo. LIBOR US + 1.30%), 2.85%, 05/25/29(a)	1,396	1,404,270
Series 2017-C02, Class 1M1, (1 mo. LIBOR US + 1.15%), 2.70%, 09/25/29(a)	2,011	2,029,064
Series 2017-C04, Class 2M1, (1 mo. LIBOR US + 0.85%), 2.40%, 11/25/29(a)	2,283	2,296,099
Series 2017-C06, Class 1M1, 2.30%, 02/25/30(e)	862	865,334
Series 2017-C06, Class 2M1, 2.30%, 02/25/30(e)	427	427,818
Series 2017-C07, Class 2M1, 1.94%, 05/25/30(e)	2,910	2,919,087
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA1, Class M2, (1 mo. LIBOR US + 2.90%), 4.45%, 07/25/28(a)	460	474,034
Series 2017-HQA2, Class M1, (1 mo. LIBOR US + 0.80%), 2.35%, 12/25/29(a)	1,927	1,933,160
Series 2017-HQA3, Class M1, 2.10%, 04/25/30(e)	1,760	1,760,153
Series 2013-DN1, Class M1, (1 mo. LIBOR US + 3.40%), 4.95%, 07/25/23(a)	615	619,866

24	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued):
Series 2013-DN2, Class M1, (1 mo. LIBOR US + 1.45%), 3.00%, 11/25/23(a)	$200	$200,510
Series 2014-DN2, Class M2, (1 mo. LIBOR US + 1.65%), 3.20%, 04/25/24(a)	1,609	1,633,880
Series 2014-HQ1, Class M2, (1 mo. LIBOR US + 2.50%), 4.05%, 08/25/24(a)	659	665,250
Series 2014-HQ3, Class M2, (1 mo. LIBOR US + 2.65%), 4.20%, 10/25/24(a)	96	96,646
Series 2015-DN1, Class M3, (1 mo. LIBOR US + 4.15%), 5.70%, 01/25/25(a)	2,298	2,486,241
Series 2015-HQ1, Class M3, (1 mo. LIBOR US + 3.80%), 5.35%, 03/25/25(a)	860	934,819
Series 2015-HQA1, Class M2, (1 mo. LIBOR US + 2.65%), 4.20%, 03/25/28(a)	2,226	2,269,960
Series 2016-HQA1, Class M1, (1 mo. LIBOR US + 1.75%), 3.30%, 09/25/28(a)	295	295,275
Series 2016-HQA3, Class M1, (1 mo. LIBOR US + 0.80%), 2.35%, 03/25/29(a)	869	870,054
Series 2017-DNA1, Class M1, (1 mo. LIBOR US + 1.20%), 2.75%, 07/25/29(a)	2,894	2,926,785
Series 2017-DNA3, Class M1, 2.30%, 03/25/30(e)	1,644	1,650,706
Nomura Resecuritization Trust, Series 2014-1R, Class 5A1, (1 mo. LIBOR US + 0.15%), 1.48%, 10/26/36(a)(b)	177	175,705
RALI Trust, Series 2004-QS9, Class A1, 5.00%, 06/25/19	14	13,882

		31,783,543
Commercial Mortgage-Backed Securities — 1.9%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class B, 4.37%, 09/15/48(e)	360	377,516
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.62%, 02/10/49	550	569,496
Commercial Mortgage Trust:
Series 2013-CR11, Class B, 5.16%, 08/10/50(e)	380	410,658
Series 2013-LC6, Class AM, 3.28%, 01/10/46	400	404,179
Series 2014-CR17, Class A5, 3.98%, 05/10/47	670	708,321
DBJPM Mortgage Trust, Series 2016-C1, Class B, 4.20%, 05/10/49(e)	330	336,566
GS Mortgage Securities Corp. II, Series 2015-GC30, Class B, 4.01%, 05/10/50(e)	300	302,392
GS Mortgage Securities Trust:
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45	280	290,474
Series 2013-GC13, Class A5, 4.06%, 07/10/46(e)	170	181,793
Series 2013-GC16, Class A3, 4.24%, 11/10/46	480	514,501
Series 2014-GC20, Class A5, 4.00%, 04/10/47	730	772,156
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class A4, 4.13%, 08/15/46(e)	430	458,122
Series 2013-C14, Class AS, 4.41%, 08/15/46(e)	240	254,631
Series 2013-C17, Class A4, 4.20%, 01/15/47	750	803,196
Series 2014-C19, Class A4, 4.00%, 04/15/47	1,320	1,396,418
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 08/15/46	279	292,259
Series 2012-CBX, Class AS, 4.27%, 06/15/45	350	366,323
Morgan Stanley Bank of America Merrill Lynch Trust, Class A4:
Series 2013-C10, 4.08%, 07/15/46(e)	470	499,694
Series 2013-C13, 4.04%, 11/15/46	460	487,437
Series 2015-C20, 3.25%, 02/15/48	1,040	1,054,341
Morgan Stanley Capital I Trust, Class A4:
Series 2012-C4, 3.24%, 03/15/45	680	693,575
Series 2015-MS1, 3.78%, 05/15/48(e)	550	578,428

	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	$505	$506,870
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class AS, 3.81%, 12/15/47	510	523,590
WF-RBS Commercial Mortgage Trust:
Series 2012-C08, Class AS, 3.66%, 08/15/45	640	656,088
Series 2012-C10, Class AS, 3.24%, 12/15/45	460	460,798
Series 2013-C18, Class A5, 4.16%, 12/15/46 (e)	570	609,303
Series 2014-C23, Class A4, 3.65%, 10/15/57	330	343,420

		14,852,545

Total Non-Agency Mortgage-Backed Securities — 6.0% (Cost — $46,668,977)		46,636,088

U.S. Government Sponsored Agency Securities — 34.0%

Agency Obligations — 0.1%
Federal Home Loan Bank, 5.00%, 09/28/29	500	603,901

Collateralized Mortgage Obligations — 1.5%
Fannie Mae Connecticut Avenue Securities:
Series 2017-C01, Class 1M1, (1 mo. LIBOR US + 1.30%), 2.85%, 07/25/29(a)	1,661	1,677,698
Series 2016-C05, Class 2M1, (1 mo. LIBOR US + 1.35%), 2.90%, 01/25/29(a)	1,598	1,608,119
Series 2016-C04, Class 1M1, (1 mo. LIBOR US + 1.45%), 3.00%, 01/25/29(a)	3,152	3,183,053
Series 2016-C03, Class 2M1, (1 mo. LIBOR US + 2.20%), 3.75%, 10/25/28(a)	1,898	1,915,612
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 3.75%, 01/25/30(a)	1,103	1,134,812
Series 2017-C07, Class 2M2A, 3.79%, 05/25/30(e)	1,225	1,264,186
Series 2014-C03, Class 2M2, (1 mo. LIBOR US + 2.90%), 4.45%, 07/25/24(a)	476	504,038
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 6.00%, 01/25/29(a)	490	545,971

		11,833,489
Commercial Mortgage-Backed Securities — 0.7%
Freddie Mac:
Series K057, 2.57%, 07/25/26	1,350	1,327,813
Series K031, 3.30%, 04/25/23(e)	281	292,113
Freddie Mac Multifamily Structured Pass-Through Certificates, Class A2:
Series K056, 2.53%, 05/25/26	1,330	1,303,347
Series K025, 2.68%, 10/25/22	900	910,654
Series K062, 3.41%, 12/25/26	1,640	1,712,768

		5,546,695
Mortgage-Backed Securities — 31.7%
Fannie Mae Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.53%), 1.86%, 4/01/43(a)	80	82,315
(12 mo. LIBOR US + 1.53%), 1.93%, 5/01/43(a)	128	131,880
(12 mo. LIBOR US + 1.54%), 2.05%, 6/01/43(a)	207	208,553
2.50%, 09/01/28 - 04/01/45	604	586,594
(12 mo. LIBOR US + 1.77%), 2.74%, 1/01/42(a)	107	112,444
3.00%, 08/01/27 - 01/01/48(f)	9,800	9,852,206
(12 mo. LIBOR US + 1.82%), 3.29%, 9/01/41(a)	95	99,528
(12 mo. LIBOR US + 1.81%), 3.44%, 2/01/42(a)	8	8,730
(12 mo. LIBOR US + 1.72%), 3.47%, 4/01/40(a)	24	25,070
3.50%, 11/01/31 - 01/01/48(f)	22,219	22,859,310
(12 mo. LIBOR US + 1.76%), 3.51%, 8/01/41(a)	123	128,653
4.00%, 08/01/25 - 12/01/47(f)(g)	27,642	28,977,392
4.50%, 07/01/25 - 01/01/48(f)	18,862	20,126,830
5.00%, 09/01/18 - 01/01/48(f)	21,851	23,507,795
5.50%, 09/01/19 - 08/01/37	1,554	1,715,172
6.00%, 11/01/22 - 08/01/38	954	1,076,016

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (continued) December 31, 2017	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)/ Shares	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities:
6.50%, 12/01/30 - 12/01/32	$1,201	$1,358,954
(12 mo. LIBOR US + 1.50%), 1.74%, 6/01/43(a)	42	43,601
Freddie Mac Gold Pool, 4.50%, 11/01/47	1,357	1,446,313
(12 mo. LIBOR US + 1.65%), 2.46%, 5/01/43(a)	158	158,776
(12 mo. LIBOR US + 1.60%), 2.51%, 8/01/43(a)	69	69,410
3.00%, 05/01/27 - 01/01/48(f)	2,666	2,701,640
(12 mo. LIBOR US + 1.89%), 3.23%, 7/01/41(a)	87	90,885
(12 mo. LIBOR US + 1.75%), 3.46%, 2/01/40(a)	143	149,742
3.50%, 03/01/32 - 01/01/48(f)	19,481	20,031,352
(12 mo. LIBOR US + 1.75%), 3.50%, 4/01/38(a)	239	250,602
(12 mo. LIBOR US + 1.79%), 3.54%, 8/01/41(a)	90	93,626
(12 mo. LIBOR US + 1.90%), 3.56%, 1/01/42(a)	4	4,300
4.00%, 03/01/26 - 01/01/48(f)	17,592	18,409,040
4.50%, 08/01/20 - 01/01/48(f)(g)	16,215	17,282,992
5.00%, 10/01/20 - 01/01/48(f)	3,354	3,593,572
5.50%, 05/01/34 - 01/01/48(f)	861	952,732
6.00%, 09/01/36 - 01/01/38	369	415,438
6.50%, 05/01/21 - 07/01/32(h)	487	563,934
Ginnie Mae Mortgage-Backed Securities:
2.50%, 1/01/48(f)	75	73,113
3.00%, 12/20/46 - 01/01/48(f)	5,171	5,216,067
3.50%, 01/15/41 - 01/01/48(f)	21,870	22,635,372
4.00%, 09/15/40 - 01/01/48(f)	11,070	11,570,229
4.50%, 03/15/39 - 01/01/48(f)	17,037	17,953,412
5.00%, 10/20/39 - 01/01/48(f)	3,324	3,596,593
5.50%, 06/15/34 - 07/20/40	1,092	1,198,413
6.00%, 09/20/38 - 10/20/38	309	345,495
3.50%, 10/20/47(g)	256	265,681
4.00%, 09/20/47 - 11/20/47	4,562	4,775,623
4.50%, 10/20/47 - 11/20/47	2,135	2,263,137

		247,008,532

Total U.S. Government Sponsored Agency Securities — 34.0% (Cost — $265,392,339)		264,992,617

Total Long-Term Investments — 103.3% (Cost — $802,337,628)		806,056,514

Short-Term Securities — 10.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.53%(h)(i)(j)	79,196,030	79,203,950
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.21%(i)(j)	100,000	100,000

Total Short-Term Securities — 10.2% (Cost — $79,307,768)		79,303,950

Total Investments Before TBA Sale Commitments — 113.5% (Cost — $881,645,396)		885,360,464

TBA Sale Commitments — (2.3%)(f)

Mortgage-Backed Securities
Fannie Mae Mortgage-Backed Securities:
3.00%, 01/23/33	$3,997	(4,071,596)
3.50%, 01/23/33	1,875	(1,935,059)
2.50%, 01/18/48	375	(361,816)
4.00%, 01/18/48	5,338	(5,582,425)
4.50%, 01/18/48	1,115	(1,186,255)
5.50%, 01/18/48	125	(136,641)
Freddie Mac Mortgage-Backed Securities:
3.00%, 01/23/33	199	(202,669)
3.50%, 01/23/33	1,200	(1,239,938)
4.50%, 01/18/48	1,268	(1,348,241)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities:
2.50%, 01/24/48	$200	$(194,969)
3.50%, 01/24/48	256	(264,760)
4.50%, 01/24/48	500	(525,937)
5.50%, 01/24/48	675	(726,891)

Total TBA Sale Commitments — (2.3)% (Proceeds — $17,786,465)		(17,777,197)

Total Investments, Net of TBA Sale Commitments — 111.2% (Cost — $863,858,931)		867,583,267
Liabilities in Excess of Other Assets — (11.2)%		(87,323,773)

Net Assets — 100.0%		$780,259,494

(a)	Floating rate security. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(f)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	$2,943,316	$8,467
Barclays Bank PLC	1,132,465	(1,770)
BNP Paribas S.A.	23,099,331	(47,622)
Citigroup Global Markets, Inc.	5,753,703	(22,646)
Credit Suisse Securities (USA) LLC	7,855,185	(9,103)
Goldman Sachs & Co.	14,276,193	(4,947)
JPMorgan Securities LLC	14,272,371	(48,071)
Jefferies & Co.	898,652	(239)
Mizuho Securities USA Inc.	4,495,930	(4,352)
Morgan Stanley & Co. LLC	(1,768,845)	(3,625)
Nomura Securities International, Inc.	18,237,349	(45,330)
RBC Capital Markets LLC	2,769,638	5,440
Wells Fargo securities LLC	127,500	(1,113)

(g)	When-issued security.
(h)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(i)	Annualized 7-day yield as of period end.

26	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	CoreAlpha Bond Master Portfolio

(j)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/2016	Shares Purchased		Shares Sold	Shares Held at 12/31/2017	Value at 12/31/2017	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,917,163	43,278,867	(b)	—	79,196,030	$79,203,950	$330,495	(c)	$(18,987)	$(4,111)
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		—	100,000	100,000	694		—	—
iShares 0-5 Year TIPS Bond ETF(d)	1	—		(1)	—	—	1		1	(2)
iShares 1-3 Year Treasury Bond ETF(d)	1	—		(1)	—	—	1		—	—
iShares 10-20 Year Treasury Bond ETF(d)	1	—		(1)	—	—	2		1	2
iShares 3-7 Year Treasury Bond ETF(d)	1	—		(1)	—	—	2		—	—
iShares 7-10 Year Treasury Bond ETF(d)	1	—		(1)	—	—	2		—	1
iShares Agency Bond ETF(d)	1	—		(1)	—	—	2		—	1
iShares Core U.S. Treasury Bond ETF(d)	1	—		(1)	—	—	—		—	—
iShares Short Treasury Bond ETF(d)	1	—		(1)	—	—	1		—	—
iShares TIPS Bond ETF(d)	1	—		(1)	—	—	2		2	(1)
iShares iBoxx USD High Yield Corporate Bond ETF	—	300,000		—	300,000	26,178,000	1,010,728		—	32,094

						$105,481,950	$1,341,930		$(18,983)	$27,984

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	No longer held by the Master Portfolio as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bonds	147	03/15/18	$14,814	$(102,784)
10-Year U.S Treasury Note	219	03/20/18	27,166	(43,286)
5-Year U.S. Treasury Note	1,273	03/29/18	147,877	(31,343)
Euro Bund	77	03/08/18	14,937	(123,273)
Ultra Long U.S. Treasury Bond	394	03/20/18	66,057	200,476

				(100,210)

Short Contracts
10-Year Canadian Bond	136	03/20/18	14,582	215,174
10-Year U.S. Ultra Long Treasury Note	19	03/20/18	2,538	244
2-Year U.S. Treasury Note	547	03/29/18	117,118	56,487
Long Gilt Future	56	03/27/18	9,463	(35,971)
Long U.S. Treasury Bond	15	03/20/18	2,295	(863)

				235,071

				$134,861

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	118,758	EUR	100,000	Royal Bank of Scotland PLC	03/13/18	$(1,814)

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (continued) December 31, 2017	CoreAlpha Bond Master Portfolio

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Master Portfolio	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Dow Jones Markit CDX North America High Yield Index, Series 29, Version 1	5.00%	Quarterly	12/20/22	B+	USD	5,200	$430,794	$379,327	$51,467
Markit iTraxx XO, Series 28, Version 1	5.00	Quarterly	12/20/22	BB-	EUR	5,195	759,736	715,840	43,896

							$1,190,530	$1,095,167	$95,363

(a)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Inflation Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
Change in Return of the Consumer Price Index for All Urban Consumers	At termination	2.033%	At termination	12/12/17	12/19/22	USD	15,180	$51,709	$548	$51,161

Centrally Cleared Interest Rate Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR	Quarterly	2.10%	Semi-annual	03/08/18	03/08/20	USD	98,380	$(59,334)	$1,697	$(61,031)
(0.14)%	Annual	6-Month EURIBOR	Semi-annual	03/08/18	03/08/20	EUR	110,950	104,122	(7,554)	111,676
6-Month GBP LIBOR	Semi-annual	0.92	Semi-annual	03/08/18	03/08/20	GBP	48,590	118,688	37,276	81,412
3-Month LIBOR	Quarterly	2.07	Semi-annual	03/08/18	03/08/20	USD	11,560	(13,169)	199	(13,368)
(0.15)	Annual	6-Month EURIBOR	Semi-annual	03/08/18	03/08/20	EUR	12,630	15,506	257	15,249
0.88	Semi-annual	6-Month LIBOR	Semi-annual	03/08/18	03/08/20	GBP	26,035	(30,805)	603	(31,408)
2.26	Semi-annual	3-Month LIBOR	Quarterly	03/08/18	03/08/23	USD	82,660	44,447	1,686	42,761
6-Month EURIBOR	Semi-annual	0.26	Annual	03/08/18	03/08/23	EUR	79,850	(481,994)	27,907	(509,901)
6-Month GBP LIBOR	Semi-annual	1.16	Semi-annual	03/08/18	03/08/23	GBP	480	3,148	1,186	1,962
2.21	Semi-annual	3-Month LIBOR	Quarterly	03/08/18	03/08/23	USD	4,780	12,514	97	12,417
2.21	Semi-annual	3-Month LIBOR	Quarterly	03/08/18	03/08/23	USD	4,780	12,627	97	12,530
6-Month EURIBOR	Semi-annual	0.24	Annual	03/08/18	03/08/23	EUR	3,820	(28,216)	92	(28,308)
6-Month EURIBOR	Semi-annual	0.24	Annual	03/08/18	03/08/23	EUR	5,090	(36,986)	122	(37,108)
0.11	Semi-annual	6-Month LIBOR	Semi-annual	03/08/18	03/08/23	JPY	3,221,250	29,018	580	28,438
0.11	Semi-annual	6-Month LIBOR	Semi-annual	03/08/18	03/08/23	JPY	1,722,250	19,328	310	19,018
6-Month LIBOR	Semi-annual	1.11	Semi-annual	03/08/18	03/08/23	GBP	25,064	72,546	687	71,859
6-Month EURIBOR	Semi-annual	0.36	Annual	03/08/18	03/08/23	EUR	13,123	(5,984)	4,223	(10,207)
7.23	Monthly	MXN 28D TIIE	Monthly	03/21/18	03/15/23	MXN	44,160	57,237	42	57,195
7.41	Monthly	MXN 28D TIIE	Monthly	03/21/18	03/15/23	MXN	39,200	36,561	37	36,524
6-Month WIBOR	Semi-annual	2.33	Annual	03/21/18	03/21/23	PLN	8,550	(26,927)	44	(26,971)
6-Month EURIBOR	Semi-annual	0.26	Annual	03/21/18	03/21/23	EUR	12,680	(82,959)	(24,873)	(58,086)
6-Month GBP LIBOR	Semi-annual	0.94	Semi-annual	03/21/18	03/21/23	GBP	2,750	(22,772)	47	(22,819)
3-Month BA	Semi-annual	2.19	Semi-annual	03/21/18	03/21/23	CAD	8,690	(32,468)	146	(32,614)
1.68	Quarterly	3-Month HIBOR	Quarterly	03/21/18	03/21/23	HKD	13,050	37,397	30	37,367
1.68	Quarterly	3-Month HIBOR	Quarterly	03/21/18	03/21/23	HKD	27,710	78,568	65	78,503
6-Month GBP LIBOR	Semi-annual	1.17	Semi-annual	03/21/18	03/21/23	GBP	1,310	8,651	36	8,615
6-Month EURIBOR	Semi-annual	0.33	Annual	03/21/18	03/21/23	EUR	2,460	(6,132)	59	(6,191)
2.11	Semi-annual	3-Month LIBOR	Quarterly	03/21/18	03/21/23	USD	3,140	24,477	64	24,413
2.62	Semi-annual	6-Month WIBOR	Annual	03/21/18	03/21/23	PLN	6,550	4,946	33	4,913
2.55	Semi-annual	6-Month WIBOR	Annual	03/21/18	03/21/23	PLN	9,740	(2,397)	55	(2,452)
0.59	Annual	3-Month STIBOR	Quarterly	03/21/18	03/21/23	SEK	10,800	(300)	27	(327)
6-Month EURIBOR	Semi-annual	0.29	Annual	03/21/18	03/21/23	EUR	1,230	(6,202)	29	(6,231)
6-Month WIBOR	Semi-annual	2.65	Annual	03/21/18	03/21/23	PLN	9,000	10,520	50	10,470
0.50	Annual	3-Month STIBOR	Quarterly	03/21/18	03/21/23	SEK	22,220	10,803	54	10,749
2.18	Semi-annual	3-Month LIBOR	Quarterly	03/21/18	03/21/23	USD	2,400	10,997	49	10,948
0.46	Annual	3-Month STIBOR	Quarterly	03/21/18	03/21/23	SEK	11,160	8,463	27	8,436

28	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-Month EURIBOR	Semi-annual	0.27%	Annual	03/21/18	03/21/23	EUR	1,610	$(9,857)	$39	$(9,896)
6-Month EURIBOR	Semi-annual	0.29	Annual	03/21/18	03/21/23	EUR	1,660	(8,670)	40	(8,710)
6-Month WIBOR	Semi-annual	2.65	Annual	03/21/18	03/21/23	PLN	7,400	8,551	43	8,508
3-Month BA	Quarterly	8.04	Quarterly	03/21/18	03/21/23	ZAR	19,035	42,527	29	42,498
2.27%	Semi-annual	3-Month LIBOR	Quarterly	03/21/18	03/21/23	USD	5,250	1,112	107	1,005
3-Month BA	Quarterly	8.02	Quarterly	03/21/18	03/21/23	ZAR	19,035	41,579	29	41,550
2.24	Semi-annual	3-Month LIBOR	Quarterly	03/21/18	03/21/23	USD	3,240	4,820	66	4,754
6-Month EURIBOR	Semi-annual	0.26	Annual	03/21/18	03/21/23	EUR	2,690	(17,760)	65	(17,825)
6-Month LIBOR	Semi-annual	1.19	Semi-annual	03/21/18	03/21/23	GBP	1,250	10,276	34	10,242
0.45	Annual	3-Month STIBOR	Quarterly	03/21/18	03/21/23	SEK	14,570	11,489	35	11,454
3-Month BA	Quarterly	8.19	Quarterly	03/21/18	03/21/23	ZAR	37,680	103,571	56	103,515
6-Month LIBOR	Semi-annual	1.12	Semi-annual	03/21/18	03/21/23	GBP	1,190	3,656	32	3,624
2.30	Semi-annual	3-Month LIBOR	Quarterly	03/21/18	03/21/23	USD	1,910	(1,897)	39	(1,936)
6-Month JPY LIBOR	Semi-annual	0.11	Semi-annual	03/22/18	03/22/23	JPY	267,000	(3,041)	44	(3,085)
3-Month LIBOR	Quarterly	2.42	Semi-annual	03/08/18	03/08/28	USD	37,400	19,713	864	18,849
6-Month EURIBOR	Semi-annual	0.86	Annual	03/08/18	03/08/28	EUR	40,600	(327,601)	38,199	(365,800)
1.40	Semi-annual	6-Month GBP LIBOR	Semi-annual	03/08/18	03/08/28	GBP	26,560	(342,796)	(120,196)	(222,600)
2.38	Semi-annual	3-Month LIBOR	Quarterly	03/08/18	03/08/28	USD	7,415	24,395	171	24,224
6-Month EURIBOR	Semi-annual	0.84	Annual	03/08/18	03/08/28	EUR	5,860	(60,008)	160	(60,168)
1.34	Semi-annual	6-Month LIBOR	Semi-annual	03/08/18	03/08/28	GBP	1,880	(11,341)	58	(11,399)
3-Month LIBOR	Quarterly	2.36	Semi-annual	03/08/18	03/08/28	USD	2,530	(11,505)	58	(11,563)
0.83	Annual	6-Month EURIBOR	Semi-annual	03/08/18	03/08/28	EUR	1,970	21,561	54	21,507
6-Month EURIBOR	Semi-annual	0.83	Annual	03/08/18	03/08/28	EUR	8,200	(88,302)	223	(88,525)
2.39	Semi-annual	3-Month LIBOR	Quarterly	03/08/18	03/08/28	USD	7,920	21,433	183	21,250
6-Month LIBOR	Semi-annual	0.31	Semi-annual	03/08/18	03/08/28	JPY	759,000	(24,109)	155	(24,264)
6-Month LIBOR	Semi-annual	0.30	Semi-annual	03/08/18	03/08/28	JPY	597,000	22,110	122	21,988
6-Month LIBOR	Semi-annual	0.31	Semi-annual	03/08/18	03/08/28	JPY	869,000	(25,313)	177	(25,490)
0.85	Annual	6-Month EURIBOR	Semi-annual	03/08/18	03/08/28	EUR	6,865	57,166	187	56,979
1.33	Semi-annual	6-Month LIBOR	Semi-annual	03/08/18	03/08/28	GBP	7,380	(36,933)	229	(37,162)
0.84	Annual	6-Month EURIBOR	Semi-annual	03/08/18	03/08/28	EUR	3,433	34,143	93	34,050
0.83	Annual	6-Month EURIBOR	Semi-annual	03/08/18	03/08/28	EUR	6,472	69,318	176	69,142
0.83	Annual	6-Month EURIBOR	Semi-annual	03/08/18	03/08/28	EUR	6,495	72,230	177	72,053
2.41	Semi-annual	3-Month LIBOR	Quarterly	03/08/18	03/08/28	USD	7,920	6,140	183	5,957
0.93	Annual	6-Month EURIBOR	Semi-annual	03/08/18	03/08/28	EUR	6,489	(4,382)	178	(4,560)
0.91	Annual	6-Month EURIBOR	Semi-annual	03/08/18	03/08/28	EUR	6,512	8,979	673	8,306
0.91	Annual	6-Month EURIBOR	Semi-annual	03/08/18	03/08/28	EUR	6,512	8,978	180	8,798
0.91	Annual	6-Month EURIBOR	Semi-annual	03/08/18	03/08/28	EUR	3,257	4,490	90	4,400
0.91	Annual	6-Month EURIBOR	Semi-annual	03/08/18	03/08/28	EUR	6,763	6,943	(2,565)	9,508
0.91	Annual	6-Month EURIBOR	Semi-annual	03/08/18	03/08/28	EUR	6,613	6,789	(2,508)	9,297
2.57	Semi-annual	3-Month LIBOR	Quarterly	03/08/18	03/08/48	USD	6,210	(27,652)	205	(27,857)
1.48	Annual	6-Month EURIBOR	Semi-annual	03/08/18	03/08/48	EUR	26,160	231,377	(208,965)	440,342
6-Month GBP LIBOR	Semi-annual	1.56	Semi-annual	03/08/18	03/08/48	GBP	6,110	263,773	56,558	207,215
3-Month LIBOR	Quarterly	2.52	Semi-annual	03/08/18	03/08/48	USD	3,105	(18,533)	102	(18,635)
6-Month LIBOR	Semi-annual	1.51	Semi-annual	03/08/18	03/08/48	GBP	700	17,614	31	17,583
1.44	Annual	6-Month EURIBOR	Semi-annual	03/08/18	03/08/48	EUR	3,220	75,610	125	75,485
3-Month LIBOR	Quarterly	2.53	Semi-annual	03/08/18	03/08/48	USD	3,290	(10,975)	109	(11,084)
6-Month LIBOR	Semi-annual	0.94	Semi-annual	03/08/18	03/08/48	JPY	572,000	(52,838)	166	(53,004)
6-Month EURIBOR	Semi-annual	1.47	Annual	03/08/18	03/08/48	EUR	3,175	(44,563)	123	(44,686)
6-Month EURIBOR	Semi-annual	1.43	Annual	03/08/18	03/08/48	EUR	1,588	(38,474)	62	(38,536)
6-Month EURIBOR	Semi-annual	1.42	Annual	03/08/18	03/08/48	EUR	2,656	(76,801)	103	(76,904)
6-Month EURIBOR	Semi-annual	1.42	Annual	03/08/18	03/08/48	EUR	2,666	(75,059)	104	(75,163)
3-Month LIBOR	Quarterly	2.55	Semi-annual	03/08/18	03/08/48	USD	3,290	1,296	109	1,187
6-Month EURIBOR	Semi-annual	1.53	Annual	03/08/18	03/08/48	EUR	2,531	10,458	99	10,359
6-Month EURIBOR	Semi-annual	1.50	Annual	03/08/18	03/08/48	EUR	2,540	(10,200)	184	(10,384)
6-Month EURIBOR	Semi-annual	1.50	Annual	03/08/18	03/08/48	EUR	2,539	(10,199)	100	(10,299)
6-Month EURIBOR	Semi-annual	1.50	Annual	03/08/18	03/08/48	EUR	1,270	(5,101)	50	(5,151)
6-Month EURIBOR	Semi-annual	1.50	Annual	03/08/18	03/08/48	EUR	2,596	(7,293)	3,685	(10,978)

								$(255,187)	$(183,585)	$(71,602)

(a)	Forward swap.

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (continued) December 31, 2017	CoreAlpha Bond Master Portfolio

OTC Interest Rate Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Counterparty	Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.81%	Semi-annual	6-Month SIBOR	Semi-annual	Deutsche Bank AG	03/21/18	03/21/23	SGD	2,280	$6,990	$—	$6,990
1.81	Semi-annual	6-Month SIBOR	Semi-annual	Deutsche Bank AG	03/21/18	03/21/23	SGD	1,890	5,794	—	5,794
1.79	Semi-annual	6-Month SIBOR	Semi-annual	Bank of America N.A	03/21/18	03/21/23	SGD	4,840	17,764	—	17,764
1.72	Semi-annual	6-Month SIBOR	Semi-annual	Bank of America N.A	03/21/18	03/21/23	SGD	4,820	29,693	—	29,693
3-Month KRW CDC	Quarterly	1.82%	Quarterly	Deutsche Bank AG	03/21/18	03/21/23	KRW	1,251,135	(18,508)	—	(18,508)
2.03	Semi-annual	6-Month SIBOR	Semi-annual	Citibank NA	03/21/18	03/21/23	SGD	2,030	(10,061)	—	(10,061)

									$31,672	$—	$31,672

(a)	Forward swap.

Balances reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Derivatives

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$1,278,791	$(366,661)	$2,197,608	$(2,122,686)
OTC Derivatives	—	—	60,241	(28,569)

(a)	Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Net unrealized appreciation(a)	$—	$—	$—	$—	$472,381	$—	$472,381
Swaps — centrally cleared Net unrealized appreciation(a)	—	95,363	—	—	2,051,084	51,161	2,197,608
Swaps — OTC Net unrealized appreciation;	—	—	—	—	60,241	—	60,241

	$—	$95,363	$—	$—	$2,583,706	$51,161	$2,730,230

Liabilities — Derivative Financial Instruments
Futures contracts Net unrealized depreciation(a)	$—	$—	$—	$—	$337,520	$—	$337,520
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	1,814	—	—	1,814
Swaps — centrally cleared Net unrealized depreciation(a)	—	—	—	—	2,122,686	—	2,122,686
Swaps — OTC Net unrealized depreciation;	—	—	—	—	28,569	—	28,569

	$—	$—	$—	$1,814	$2,488,775	$—	$2,490,589

(a)	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

30	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	CoreAlpha Bond Master Portfolio

For the year ended December 31, 2017, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$7,007,840	$—	$7,007,840
Forward foreign currency exchange contracts	—	—	—	(623,672)	—	—	(623,672)
Options purchased	—	—	—	—	(26,316)	—	(26,316)
Swaps	—	218,766	—	—	(759,846)	(587,464)	(1,128,544)

	$—	$218,766	$—	$(623,672)	$6,221,678	$(587,464)	$5,229,308

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$654,088	$—	$654,088
Forward foreign currency exchange contracts	—	—	—	30,043	—	—	30,043
Swaps	—	156,712	—	—	5,958	51,161	213,831

	$—	$156,712	$—	$30,043	$660,046	$51,161	$897,962

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$209,728,031
Average notional value of contracts — short	$119,392,561
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$14,945,392
Average amounts sold — in USD	$14,915,742
Options:
Average market value of option contracts purchased	$14,250	(a)
Credit default swaps:
Average notional amount — buy protection	$4,271,705
Average notional amount — sell protection	$12,096,958
Interest rate swaps:
Average notional amount — pays fixed rate	$439,668,397
Average notional amount — receives fixed rate	$452,156,332
Inflation swaps:
Average notional amount — pays	$32,050,000
Average notional amount — receives	$3,022,500

(a)	Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$427,025	$58,016
Forward foreign currency exchange contracts	—	1,814
Swaps — OTC	60,241	28,569
Swaps — Centrally cleared	—	155,364

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$487,266	$243,763
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(427,025)	(213,380)

Total derivative assets and liabilities subject to an MNA	$60,241	$30,383

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (continued) December 31, 2017	CoreAlpha Bond Master Portfolio

The following table presents the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under a Master Netting Agreement (“MNA”) and net of the related collateral received (and pledged) by the Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$47,457	$—	$—	$—	$47,457
Deutsche Bank AG	12,784	(12,784)	—	—	—

	$60,241	$(12,784)	$—	$—	$47,457

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Citibank N.A.	$10,061	$—	$—	$—	$10,061
Deutsche Bank AG	18,508	(12,784)	—	—	5,724
Royal Bank of Scotland PLC	1,814	–	—	—	1,814

	$30,383	$(12,784)	$—	$—	$17,599

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$112,771,261	$5,874,102	$118,645,363
Corporate Bonds	—	343,169,071	—	343,169,071
Foreign Agency Obligations	—	6,435,375	—	6,435,375
Investment Companies	26,178,000	—	—	26,178,000
Non-Agency Mortgage-Backed Securities	—	46,636,088	—	46,636,088
U.S. Government Sponsored Agency Securities	—	264,992,617	—	264,992,617
Short-Term Securities	79,303,950	—	—	79,303,950
Liabilities:
Investments:
TBA Sale Commitments	—	(17,777,197)	—	(17,777,197)

	$105,481,950	$756,227,215	$5,874,102	$867,583,267

Derivative Financial Instruments (a)
Assets:
Credit contracts	$—	$95,363	$—	$95,363
Interest rate contracts	472,381	2,111,324	—	2,583,705
Other contracts	—	51,161	—	51,161
Liabilities:
Foreign currency exchange contracts	—	(1,814)	—	(1,814)
Interest rate contracts	(337,520)	(2,151,260)	—	(2,488,780)

	$134,861	$104,774	$—	$239,635

(a)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

32	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities

December 31, 2017

CoreAlpha Bond Master Portfolio

ASSETS
Investments at value — unaffiliated (cost — $776,191,722)	$779,878,514
Investments at value — affiliated (cost — $105,453,674)	105,481,950
Cash	56,113
Cash pledged:
Futures contracts	3,369,000
Centrally cleared swaps	2,560,000
Foreign currency at value (cost — $1,316,400)	1,314,626
Receivables:
Investments sold	24,032
Contributions from investors	14,122
Interest — unaffiliated	4,003,419
Dividends — unaffiliated	83,306
Dividends — affiliated	92
Due from Broker	63,000
Variation margin on futures contracts	427,025
TBA sale commitments	17,786,465
Securities lending income — affiliated	4,896
Principal paydowns	6,824
Unrealized appreciation on OTC derivatives	60,241

Total assets	915,133,625

LIABILITIES
Payables:
Investments purchased	116,662,824
Investment advisory fees	145,255
Trustees’ fees	4,749
Variation margin on futures contracts	58,016
Variation margin on centrally cleared swaps	155,364
Other accrued expenses	40,343
TBA sale commitments at value (proceeds — $17,786,465)	17,777,197
Unrealized depreciation on forward foreign currency exchange contracts	1,814
Unrealized depreciation on OTC derivatives	28,569

Total liabilities	134,874,131

NET ASSETS	$780,259,494

NET ASSETS CONSIST OF
Investors’ capital	$776,297,291
Net unrealized appreciation (depreciation)	3,962,203

NET ASSETS	$780,259,494

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statement of Operations

Year Ended December 31, 2017

CoreAlpha Bond Master Portfolio

INVESTMENT INCOME
Interest — unaffiliated	$17,466,437
Dividends — affiliated	1,251,504
Securities lending income — affiliated — net	90,426

Total investment income	18,808,367

EXPENSES
Investment advisory	1,681,303
Trustees	19,267
Professional	40,205

Total expenses	1,740,775
Less fees waived and/or reimbursed by the Manager	(120,263)

Total expenses after fees waived and/or reimbursed	1,620,512

Net investment income	17,187,855

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,076,799
Investments — affiliated	(18,983)
Futures contracts	7,007,840
Forward foreign currency exchange contracts	(623,672)
Foreign currency transactions	165,286
Swaps	(1,128,544)

6,478,726

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	3,449,654
Investments — affiliated	27,984
Futures contracts	654,088
Forward foreign currency exchange contracts	30,043
Foreign currency translations	(4,734)
Swaps	213,831

4,370,866

Net realized and unrealized gain	10,849,592

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,037,447

See notes to financial statements.

34	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	CoreAlpha Bond Master Portfolio
	Year Ended December 31,
	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,187,855	$18,891,966
Net realized gain	6,478,726	1,630,179
Net change in unrealized appreciation	4,370,866	1,738,778

Net increase in net assets resulting from operations	28,037,447	22,260,923

CAPITAL TRANSACTIONS
Proceeds from contributions	237,253,300	333,288,915
Value of withdrawals	(157,212,194)	(499,366,336)

Net increase (decrease) in net assets derived from capital transactions	80,041,106	(166,077,421)

NET ASSETS
Total increase (decrease) in net assets	108,078,553	(143,816,498)
Beginning of year	672,180,941	815,997,439

End of year	$780,259,494	$672,180,941

See notes to financial statements.

Financial Highlights

	CoreAlpha Bond Master Portfolio
	Year Ended December 31,
	2017		2016	2015	2014	2013
Total return	4.28%		2.46%	0.60%	6.64%	(2.39)%

Ratios to Average Net Assets
Total expenses	0.26	%(a)	0.26%	0.25%	0.25%	0.25%

Total expenses after fees waived and/or reimbursed	0.24	%(a)	0.25%	0.24%	0.24%	0.24%

Net investment income	2.54	%(a)	2.33%	2.53%	2.52%	2.23%

Supplemental Data
Net assets, end of year (000)	$780,259		$672,181	$815,997	$2,887,381	$3,373,147

Portfolio turnover rate(b),(c)	515%		677%	612%	686%	986%

(a)	Excludes 0.02% of expenses incurred indirectly as a result of investments in underlying funds.
(b)	Portfolio turnover rates include TBA transactions, if any.
(c)	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Portfolio turnover rate (excluding MDRs)	322%	459%	540%	470%	736%

See notes to financial statements.

FINANCIAL STATEMENTS	35

Notes to Financial Statements	CoreAlpha Bond Master Portfolio

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. CoreAlpha Bond Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., dollar rolls, to-be-announced (“TBA”) sale commitments, futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Master Portfolio.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time)(or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an

36	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets.

•	Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•	Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•	Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	TBA commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Master Portfolio pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)   recapitalizations and other transactions across the capital structure; and

(iii)  market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii)   quoted prices for similar investments or assets in active markets; and

(iii)  other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)   changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)  relevant news and other public sources; and

(iv)  known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Master Portfolio may subsequently have to reinvest the proceeds at lower interest rates. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”), there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not

38	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Master Portfolio’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Master Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, TBA commitments may be entered into by the Master Portfolio under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Master Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Typically, the Master Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to the Master Portfolio is not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as corporate bonds in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Master Portfolio purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Master Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Master Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

40	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

•	Swaptions — Master Portfolio purchases and writes options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Master Portfolio’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

•	Foreign currency options — Master Portfolio purchases and writes foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

In purchasing and writing options, the Master Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Master Portfolio purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Master Portfolio’s counterparty on the swap agreement becomes the CCP. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

•	Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which the Master Portfolio is not otherwise exposed (credit risk).

The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Master Portfolio receives payment from or makes a payment to the counterparty.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•	Forward swaps — The Master Portfolio enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

•	Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio. Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate of the average daily value of the Master Portfolio’s net assets.

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.25%
$1 Billion — $3 Billion	0.24
$3 Billion — $5 Billion	0.23
$5 Billion — $10 Billion	0.22
Greater than $10 Billion	0.21

With respect to the Master Portfolio, the Manager entered into sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock Fund Advisors (“BFA”), affiliates of the Manager. The Manager pays BIL and BFA, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Expense Waivers and Reimbursements: The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through April 30, 2018. For the year ended December 31, 2017, the amount waived and/or reimbursed was $59,472.

42	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waivers”). This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2017, the amount waived and/or reimbursed was $13,754.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the year ended December 31, 2017, the amount waived was $47,037.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a in money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment expenses the Master Portfolio bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, BTC may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, the Master Portfolio retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated – net in the Statement of Operations. For the year ended December 31, 2017 the Master Portfolio paid BTC $22,606 in total for securities lending agent services and collateral investment fees.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the Master Portfolio’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

7.	PURCHASES AND SALES

For the year ended December 31, 2017, purchases and sales of investments including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$3,924,926,344	$3,765,502,453
U.S. Government Securities	46,461,235	46,501,849

For the year ended December 31, 2017, purchases and sales related to mortgage dollar rolls were $1,424,751,702 and $1,427,997,288, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of December 31, 2017, gross unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:

Tax cost	$881,649,881

Gross unrealized appreciation	$9,231,582
Gross unrealized depreciation	(5,292,753)

Net unrealized appreciation	$3,938,829

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2017, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations.

The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Master Portfolio.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

44	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

Concentration Risk: The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedule of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	45

Report of Independent Registered Public Accounting Firm	CoreAlpha Bond Master Portfolio

To the Board of Trustees of

Master Investment Portfolio and the Investors of CoreAlpha Bond Master Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CoreAlpha Bond Master Portfolio (one of the series constituting Master Investment Portfolio, referred to hereafter as the “Master Portfolio”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Master Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

46	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Rodney D. Johnson 1941	Chair of the Board and Trustee (Since 2009)	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 144 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 144 Portfolios	None
Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 144 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 144 Portfolios	None
Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 144 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee (Since 2009)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 144 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee (Since 2009)	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 144 Portfolios	None
Mark Stalnecker 1951	Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 144 Portfolios	None
Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 144 Portfolios	None

TRUSTEE AND OFFICER INFORMATION	47

Trustee and Officer Information  (continued)

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 144 Portfolios	None
Frederick W. Winter 1945	Trustee (Since 2009)	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 144 Portfolios	None

Interested Trustees (d)
Barbara G. Novick 1960	Trustee (Since 2015)	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock's Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 218 Portfolios	None
John M. Perlowski 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	127 RICs consisting of 316 Portfolios	None

(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

(b) Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c) In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. ("BlackRock") in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or is affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

(d) Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock and its affiliates. Ms. Novick and Mr. Perlowski are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Ms. Novick is a board member of the BlackRock Closed-End Complex and Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

48	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years
Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer (Since 2015)	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055. (b) Officers of the Trust/MIP serve at the pleasure of the Board.

Effective February 22, 2018, Barbara G. Novick resigned, and Robert Fairbairn was appointed, as an Interested Trustee of the Trust/MIP.

Further information about the Trust’s/MIP’s Trustees and Officers is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Adviser and Administrator	Transfer Agent
BlackRock Advisors, LLC	BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809	Wilmington, DE 19809

Sub-Advisers	Distributor
BlackRock Fund Advisors	BlackRock Investments, LLC
San Francisco, CA 94105	New York, NY 10022

BlackRock International Limited	Independent Registered Public Accounting Firm
Edinburgh, EH3 8BL	PricewaterhouseCoopers LLP
United Kingdom	Philadelphia, PA 19103

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02111	New York, NY 10019

Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105

TRUSTEE AND OFFICER INFORMATION	49

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

50	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Glossary of Terms Used in this Report

Portfolio Abbreviations

ABS	Asset-Backed Security
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
S&P	S&P Global Ratings
USD	U.S. Dollar

ADDITIONAL INFORMATION	51

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

CAB-12/17-AR

DECEMBER 31, 2017

ANNUAL REPORT

BlackRock Funds III

➢	BlackRock LifePath® Dynamic Retirement Fund
➢	BlackRock LifePath® Dynamic 2020 Fund
➢	BlackRock LifePath® Dynamic 2030 Fund
➢	BlackRock LifePath® Dynamic 2040 Fund
➢	BlackRock LifePath® Dynamic 2050 Fund
➢	BlackRock LifePath® Dynamic 2060 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended December 31, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. The equity market advanced, month after month, despite geopolitical uncertainty and relatively high valuations, while bond returns were constrained by higher interest rates.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, longer-term U.S. Treasuries posted modest returns, as rising energy prices, modest wage increases, and steady job growth led to expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries throughout the world experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing short-term interest rates three times and setting expectations for additional interest rate increases. The Fed also began reducing the vast balance sheet reserves that had accumulated in the wake of the financial crisis. In October 2017, the Fed reduced its $4.5 trillion balance sheet by only $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) both continued to expand their balance sheets despite nascent signs of sustained economic growth. The Eurozone and Japan are both approaching the limits of central banks’ ownership share of national debt, which is a structural pressure point that limits their capacity to deliver additional monetary stimulus. In October 2017, the ECB announced plans to cut the amount of its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus until the inflation rate rises to its target of 2%.

Emerging market growth also stabilized, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

While escalating tensions between the United States and North Korea and our nation’s divided politics are concerning, benign credit conditions, modest inflation, solid corporate earnings, and the positive outlook for growth in the world’s largest economies have kept markets relatively tranquil.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018.

Further fueling optimism, Congress passed a sweeping tax reform bill in December 2017. The U.S. tax overhaul is likely to accentuate the reflationary themes already in place, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	11.42%	21.83%
U.S. small cap equities (Russell 2000® Index)	9.20	14.65
International equities (MSCI Europe, Australasia, Far East Index)	9.86	25.03
Emerging market equities (MSCI Emerging Markets Index)	15.92	37.28
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.55	0.86
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(0.01)	2.07
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.24	3.54
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.64	4.95
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.46	7.50
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of December 31, 2017	BlackRock LifePath Dynamic Funds

Portfolio Management Commentary

How did each Portfolio perform?

Each of the LifePath Dynamic Funds with target dates of 2020, 2030, 2040, 2050 and 2060 and the LifePath Dynamic Retirement Fund (together, the “LifePath Dynamic Funds” or the “Funds”) invests in its respective LifePath Dynamic Master Portfolio.

For the 12-month period ended December 31, 2017, each of the LifePath Dynamic Funds outperformed its custom benchmark. The returns for the LifePath Dynamic Funds include Fund expenses. The custom benchmarks have no expenses associated with performance.

What factors influenced performance?

At an investment strategy level, tactical asset allocation was the largest contributor to active returns, followed by International Tilts Master Portfolio (an international developed markets equity strategy), BlackRock Commodity Strategies Fund, Active Stock Master Portfolio (a U.S. equity strategy), and BlackRock Tactical Opportunities Fund (a global macro strategy). The remaining underlying actively managed strategies also contributed, though their contribution was more muted. In terms of tactical asset allocation, the largest contributor was an overweight to the euro in the second quarter. Additional contributors included a relative value overweight to Japanese equities—paired against a combination of United States, South Korean and Taiwanese equities—in the second half of the year and an underweight to U.S. five-year bonds.

The largest detractor over the period was an overweight to French and German equities paired against an underweight to U.S. equities, a position held throughout much of the year. An underweight to the Canadian dollar also detracted.

Describe recent portfolio activity.

Each LifePath Dynamic Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Dynamic Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. The Funds entered the period with a preference for European risk, with an overweight to both Eurozone equities and currency risk. As the period advanced, the Funds increased their overweight to the euro and introduced new macro themes, which were expressed with overweight Japanese equities versus underweight U.S. equities positions. Near the middle of the period, the Funds closed out of their overweight euro positioning, locking in profits in the process. In the third quarter, the investment adviser introduced risk to a new macro theme focused on global reflationary pressures and steadily increased risk to this theme throughout the second half of the year. The theme is expressed with an underweight to far-dated U.S. interest rates, and as of the end of the period it was the largest source of active tactical asset allocation risk in the Funds.

Describe portfolio positioning at period end.

At period end, each of the LifePath Dynamic Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Dynamic Fund will change over time according to a “glide path” as each LifePath Dynamic Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath Dynamic Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Dynamic Fund, which may be a primary source of income after retirement. As each LifePath Dynamic Fund approaches its target date, its asset allocation will shift so that it invests a greater percentage of its assets in fixed-income funds. The asset allocation targets are established by the portfolio managers. The investment committee, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Dynamic Fund, and determine whether any changes are required to enable each LifePath Dynamic Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the ”Manager”) may adjust the allocation to equity and fixed-income in each LifePath Dynamic Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of each LifePath Dynamic Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect a LifePath Dynamic Fund or achieve its investment objective.

4	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2017	BlackRock LifePath Dynamic Retirement Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic Retirement Fund (“LifePath Dynamic Retirement Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic Retirement Fund will be broadly diversified across global asset classes.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
(b)	The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Cohen & Steers Realty Majors Index	Bloomberg Commodity Index (c)	FTSE EPRA/ NAREIT Developed Index	MSCI ACWI ex USA IMI Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
1/01/07 to 12/31/07	52.6%	9.6%	2.8%	N/A	N/A	2.7%	7.7%	N/A	N/A	3.6%	19.2%	1.8%
1/01/08 to 12/31/08	53.0	9.0	1.3	N/A	1.3%	11.4	N/A	N/A	N/A	4.1	18.0	1.9
1/01/09 to 12/31/09	52.9	9.1	N/A	N/A	1.6	10.8	N/A	N/A	N/A	4.7	18.7	2.2
1/01/10 to 12/31/10	52.9	9.1	N/A	N/A	1.1	10.8	N/A	N/A	N/A	5.0	18.9	2.2
1/01/11 to 12/31/11	52.9	9.1	N/A	N/A	0.8	11.3	N/A	8.6%	1.7%	2.8	11.6	1.2
1/01/12 to 12/31/12	52.9	9.1	N/A	1.0%	0.3	11.3	N/A	21.2	4.2	N/A	N/A	N/A
1/01/13 to 12/31/13	52.9	9.1	N/A	3.7	0.1	10.1	N/A	19.7	4.4	N/A	N/A	N/A
1/01/14 to 12/31/14	52.6	9.0	N/A	3.8	0.2	10.2	N/A	19.9	4.3	N/A	N/A	N/A
1/01/15 to 12/31/15	51.2	8.8	N/A	3.8	0.5	11.0	N/A	21.0	3.8	N/A	N/A	N/A
1/01/16 to 12/31/16	51.2	8.8	N/A	3.7	0.5	11.3	N/A	20.9	3.7	N/A	N/A	N/A
1/01/17 to 12/31/17	51.2	8.8	N/A	3.7	0.5	11.2	N/A	20.3	4.2	N/A	N/A	N/A

(c)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 16 for descriptions of the indexes.

FUND SUMMARY	5

Fund Summary as of December 31, 2017 (continued)	BlackRock LifePath Dynamic Retirement Fund

Performance Summary for the Period Ended December 31, 2017

		Average Annual Total Returns (a)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	5.78%	11.68%	N/A	5.33%	N/A	4.86%	N/A
Investor A	5.67	11.40	5.55%	5.07	3.94%	4.61	4.05%
Investor C	5.27	10.47	9.47	4.26	4.26	3.77	3.77
Class K	5.92	11.87	N/A	5.63	N/A	5.16	N/A
Class R	5.59	11.11	N/A	4.81	N/A	4.32	N/A
LifePath Dynamic Retirement Fund Custom Benchmark	5.08	10.01	N/A	5.31	N/A	4.97	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	1.24	3.54	N/A	2.10	N/A	4.01	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	2.14	3.01	N/A	0.13	N/A	3.53	N/A
Bloomberg Commodity Index	7.35	1.70	N/A	(8.45)	N/A	(6.83)	N/A
FTSE EPRA/NAREIT Developed Index	5.27	10.36	N/A	6.32	N/A	3.28	N/A
MSCI ACWI ex USA IMI Index	11.82	27.81	N/A	7.22	N/A	2.20	N/A
Russell 1000® Index	11.36	21.69	N/A	15.71	N/A	8.59	N/A
Russell 2000® Index	9.20	14.65	N/A	14.12	N/A	8.71	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2017	BlackRock LifePath Dynamic 2020 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2020 Fund (“LifePath Dynamic 2020 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
(b)	The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2020 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Cohen & Steers Realty Majors Index	Bloomberg Commodity Index (c)	FTSE EPRA/ NAREIT Developed Index	MSCI ACWI ex USA IMI Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
1/01/07 to 12/31/07	29.7%	5.0%	4.5%	N/A	N/A	17.2%	N/A	N/A	N/A	5.4%	35.4%	2.8%
1/01/08 to 12/31/08	31.6	5.1	2.2	N/A	2.2%	18.4	N/A	N/A	N/A	5.8	32.0	2.7
1/01/09 to 12/31/09	33.8	5.5	N/A	N/A	4.8	16.9	N/A	N/A	N/A	5.8	30.4	2.8
1/01/10 to 12/31/10	35.2	5.7	N/A	N/A	4.0	16.5	N/A	N/A	N/A	5.8	30.2	2.6
1/01/11 to 12/31/11	36.9	6.0	N/A	N/A	3.6	16.6	N/A	13.1%	1.5%	3.3	17.6	1.4
1/01/12 to 12/31/12	39.0	6.3	N/A	1.0%	3.2	15.9	N/A	31.0	3.6	N/A	N/A	N/A
1/01/13 to 12/31/13	40.8	6.6	N/A	3.8	2.8	14.5	N/A	27.8	3.7	N/A	N/A	N/A
1/01/14 to 12/31/14	42.0	6.8	N/A	3.8	2.6	14.4	N/A	26.7	3.7	N/A	N/A	N/A
1/01/15 to 12/31/15	40.4	6.7	N/A	3.8	2.9	15.3	N/A	27.5	3.4	N/A	N/A	N/A
1/01/16 to 12/31/16	42.1	7.0	N/A	3.7	2.7	14.9	N/A	26.2	3.3	N/A	N/A	N/A
1/01/17 to 12/31/17	45.5	8.8	N/A	3.7	1.6	14.0	N/A	23.8	3.9	N/A	N/A	N/A

(c)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 16 for descriptions of the indexes.

FUND SUMMARY	7

Fund Summary as of December 31, 2017 (continued)	BlackRock LifePath Dynamic 2020 Fund

Performance Summary for the Period Ended December 31, 2017

		Average Annual Total Returns (a)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	6.58%	13.31%	N/A	6.39%	N/A	4.53%	N/A
Investor A	6.43	13.05	7.11%	6.13	4.99%	4.28	3.71%
Investor C	6.03	12.16	11.16	4.88	4.88	3.42	3.42
Class K	6.65	13.53	N/A	6.70	N/A	4.83	N/A
Class R	6.35	12.88	N/A	5.90	N/A	3.97	N/A
LifePath Dynamic 2020 Fund Custom Benchmark	5.81	11.60	N/A	6.44	N/A	4.79	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	1.24	3.54	N/A	2.10	N/A	4.01	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	2.14	3.01	N/A	0.13	N/A	3.53	N/A
Bloomberg Commodity Index	7.35	1.70	N/A	(8.45)	N/A	(6.83)	N/A
FTSE EPRA/NAREIT Developed Index	5.27	10.36	N/A	6.32	N/A	3.28	N/A
MSCI ACWI ex USA IMI Index	11.82	27.81	N/A	7.22	N/A	2.20	N/A
Russell 1000® Index	11.36	21.69	N/A	15.71	N/A	8.59	N/A
Russell 2000® Index	9.20	14.65	N/A	14.12	N/A	8.71	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2017	BlackRock LifePath Dynamic 2030 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2030 Fund (“LifePath Dynamic 2030 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
(b)	The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Cohen & Steers Realty Majors Index	Bloomberg Commodity Index (c)	FTSE EPRA/ NAREIT Developed Index	MSCI ACWI ex USA IMI Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
1/01/07 to 12/31/07	17.4%	2.6%	5.4%	N/A	N/A	20.9%	N/A	N/A	N/A	6.4%	44.1%	3.2%
1/01/08 to 12/31/08	19.0	2.8	5.5	N/A	N/A	22.4	N/A	N/A	N/A	6.9	40.2	3.2
1/01/09 to 12/31/09	21.0	3.1	N/A	N/A	7.0%	21.0	N/A	N/A	N/A	6.6	38.2	3.1
1/01/10 to 12/31/10	22.0	3.2	N/A	N/A	6.3	20.7	N/A	N/A	N/A	6.4	38.6	2.8
1/01/11 to 12/31/11	23.5	3.4	N/A	N/A	6.0	20.9	N/A	17.0%	1.3%	3.7	22.6	1.6
1/01/12 to 12/31/12	25.8	3.8	N/A	1.0%	6.0	20.2	N/A	40.2	3.0	N/A	N/A	N/A
1/01/13 to 12/31/13	27.6	4.0	N/A	3.9	5.7	19.3	N/A	36.6	2.9	N/A	N/A	N/A
1/01/14 to 12/31/14	27.5	4.0	N/A	3.9	6.1	19.8	N/A	35.8	2.9	N/A	N/A	N/A
1/01/15 to 12/31/15	21.8	3.4	N/A	3.9	7.7	22.2	N/A	38.5	2.5	N/A	N/A	N/A
1/01/16 to 12/31/16	6.9	3.6	N/A	3.9	7.6	21.9	N/A	37.1	2.5	N/A	N/A	N/A
1/01/17 to 12/31/17	25.9	4.0	N/A	3.9	7.4	21.4	N/A	35.1	2.4	N/A	N/A	N/A

(c)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 16 for descriptions of the indexes.

FUND SUMMARY	9

Fund Summary as of December 31, 2017 (continued)	BlackRock LifePath Dynamic 2030 Fund

Performance Summary for the Period Ended December 31, 2017

		Average Annual Total Returns (a)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	8.65%	17.67%	N/A	8.15%	N/A	4.90%	N/A
Investor A	8.54	17.43	11.27%	7.89	6.73%	4.64	4.08%
Investor C	8.06	16.48	15.48	7.06	7.06	3.77	3.77
Class K	8.77	17.96	N/A	8.47	N/A	5.21	N/A
Class R	8.37	17.16	N/A	7.64	N/A	4.30	N/A
LifePath Dynamic 2030 Fund Custom Benchmark	7.82	15.62	N/A	8.17	N/A	5.25	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	1.24	3.54	N/A	2.10	N/A	4.01	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	2.14	3.01	N/A	0.13	N/A	3.53	N/A
Bloomberg Commodity Index	7.35	1.70	N/A	(8.45)	N/A	(6.83)	N/A
FTSE EPRA/NAREIT Developed Index	5.27	10.36	N/A	6.32	N/A	3.28	N/A
MSCI ACWI ex USA IMI Index	11.82	27.81	N/A	7.22	N/A	2.20	N/A
Russell 1000® Index	11.36	21.69	N/A	15.71	N/A	8.59	N/A
Russell 2000® Index	9.20	14.65	N/A	14.12	N/A	8.71	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

10	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2017	BlackRock LifePath Dynamic 2040 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2040 Fund (“LifePath Dynamic 2040 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
(b)	The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Cohen & Steers Realty Majors Index	Bloomberg Commodity Index (c)	FTSE EPRA/ NAREIT Developed Index	MSCI ACWI ex USA IMI Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
1/01/07 to 12/31/07	7.7%	N/A	5.9%	N/A	N/A	N/A	23.5%	N/A	N/A	7.2%	51.9%	3.7%
1/01/08 to 12/31/08	9.1	0.5%	3.2	N/A	3.2%	25.8%	N/A	N/A	N/A	7.7	46.9	3.6
1/01/09 to 12/31/09	10.4	1.1	N/A	N/A	8.8	24.5	N/A	N/A	N/A	7.2	44.6	3.4
1/01/10 to 12/31/10	11.2	1.1	N/A	N/A	8.1	24.2	N/A	N/A	N/A	6.9	45.5	3.0
1/01/11 to 12/31/11	12.7	1.3	N/A	N/A	7.9	24.5	N/A	20.1%	1.2%	4.0	26.6	1.7
1/01/12 to 12/31/12	15.3	1.6	N/A	1.0%	8.2	23.7	N/A	47.7	2.5	N/A	N/A	N/A
1/01/13 to 12/31/13	17.3	1.7	N/A	3.9	8.1	23.1	N/A	43.6	2.3	N/A	N/A	N/A
1/01/14 to 12/31/14	16.1	1.6	N/A	3.9	9.0	24.2	N/A	42.9	2.3	N/A	N/A	N/A
1/01/15 to 12/31/15	5.7	0.7	N/A	4.1	12.1	28.1	N/A	47.3	2.0	N/A	N/A	N/A
1/01/16 to 12/31/16	6.9	0.9	N/A	4.1	12.1	28.0	N/A	37.1	2.5	N/A	N/A	N/A
1/01/17 to 12/31/17	9.2	1.2	N/A	4.1	12.3	27.6	N/A	44.5	1.2	N/A	N/A	N/A

(c)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 16 for descriptions of the indexes.

FUND SUMMARY	11

Fund Summary as of December 31, 2017 (continued)	BlackRock LifePath Dynamic 2040 Fund

Performance Summary for the Period Ended December 31, 2017

		Average Annual Total Returns (a)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	10.35%	21.44%	N/A	9.58%	N/A	5.14%	N/A
Investor A	10.23	21.17	14.81%	9.32	8.15%	4.88	4.32%
Investor C	9.82	20.21	19.21	8.49	8.49	3.98	3.98
Class K	10.47	21.66	N/A	9.90	N/A	5.45	N/A
Class R	10.13	20.86	N/A	9.06	N/A	4.52	N/A
LifePath Dynamic 2040 Fund Custom Benchmark	9.53	19.13	N/A	9.58	N/A	5.55	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	1.24	3.54	N/A	2.10	N/A	4.01	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	2.14	3.01	N/A	0.13	N/A	3.53	N/A
Bloomberg Commodity Index	7.35	1.70	N/A	(8.45)	N/A	(6.83)	N/A
FTSE EPRA/NAREIT Developed Index	5.27	10.36	N/A	6.32	N/A	3.28	N/A
MSCI ACWI ex USA IMI Index	11.82	27.81	N/A	7.22	N/A	2.20	N/A
Russell 1000® Index	11.36	21.69	N/A	15.71	N/A	8.59	N/A
Russell 2000® Index	9.20	14.65	N/A	14.12	N/A	8.71	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

12	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2017	BlackRock LifePath Dynamic 2050 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2050 Fund (“LifePath Dynamic 2050 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
(b)	The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.
(c)	Commencement of operations.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Commodity Index (d)	FTSE EPRA/ NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
1/01/08 to 12/31/08	1.0%	N/A	3.6%	30.4%	N/A	N/A	10.5%	49.7%	4.8%
1/01/09 to 12/31/09	1.0	N/A	9.1	28.3	N/A	N/A	9.5	47.5	4.6
1/01/10 to 12/31/10	1.1	N/A	9.8	27.4	N/A	N/A	7.6	50.7	3.4
1/01/11 to 12/31/11	2.7	N/A	9.7	27.6	22.8%	1.1%	4.4	29.9	1.8
1/01/12 to 12/31/12	5.9	1.0%	10.2	26.8	54.0	2.1	N/A	N/A	N/A
1/01/13 to 12/31/13	8.2	4.0	10.1	26.3	49.6	1.8	N/A	N/A	N/A
1/01/14 to 12/31/14	8.2	3.9	11.0	27.3	47.8	1.8	N/A	N/A	N/A
1/01/15 to 12/31/15	1.0	4.2	13.7	29.9	49.2	2.0	N/A	N/A	N/A
1/01/16 to 12/31/16	1.0	4.4	14.1	30.3	48.3	1.8	N/A	N/A	N/A
1/01/17 to 12/31/17	1.0	4.3	15.3	30.9	47.5	1.0	N/A	N/A	N/A

(d)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 16 for descriptions of the indexes.

FUND SUMMARY	13

Fund Summary as of December 31, 2017 (continued)	BlackRock LifePath Dynamic 2050 Fund

Performance Summary for the Period Ended December 31, 2017

		Average Annual Total Returns (a)
		1 Year		5 Years		Since Inception (b)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	11.12%	22.85%	N/A	10.43%	N/A	6.62%	N/A
Investor A	10.90	22.48	16.05%	10.16	8.97%	6.35	5.75%
Investor C	10.49	21.53	20.53	9.31	9.31	5.43	5.43
Class K	11.20	23.07	N/A	10.75	N/A	6.96	N/A
Class R	10.81	22.24	N/A	9.90	N/A	5.98	N/A
LifePath Dynamic 2050 Fund Custom Benchmark	10.28	20.57	N/A	10.48	N/A	7.26	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	1.24	3.54	N/A	2.10	N/A	4.10	N/A
Bloomberg Commodity Index	7.35	1.70	N/A	(8.45)	N/A	(9.49)	N/A
FTSE EPRA/NAREIT Developed Index	5.27	10.36	N/A	6.32	N/A	5.11	N/A
MSCI ACWI ex USA IMI Index	11.82	27.81	N/A	7.22	N/A	3.49	N/A
Russell 1000® Index	11.36	21.69	N/A	15.71	N/A	10.43	N/A
Russell 2000® Index	9.20	14.65	N/A	14.12	N/A	10.32	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related sales charges and fees.
(b)	The LifePath Dynamic Fund commenced operations on June 30, 2008.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

14	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2017	BlackRock LifePath Dynamic 2060 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2060 Fund (“LifePath Dynamic 2060 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2060 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any, Institutional Shares do not have a sales charge.
(b)	The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.
(c)	Commencement of operations.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Commodity Index	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
5/31/17 to 12/31/17	1.00%	4.34%	15.26%	30.94%	47.50%	0.95%

See “About Fund Performance” on page 16 for descriptions of the indexes.

Performance Summary for the Period Ended December 31, 2017

		Total Returns (d)
		Since Inception (e)
	6-Month Total Returns	w/o sales charge	w/sales charge
Institutional	10.83%	11.71%	N/A
Investor A	10.71	11.56	5.74%
Investor C	10.28	11.07	10.07
Class K	10.93	11.82	N/A
Class R	10.57	11.40	N/A
LifePath Dynamic 2060 Fund Custom Benchmark	10.27	10.91	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	1.24	1.14	N/A
Bloomberg Commodity Index	7.35	7.14	N/A
FTSE EPRA/NAREIT Developed Index	5.27	6.05	N/A
MSCI ACWI ex USA IMI Index	11.82	12.19	N/A
Russell 1000® Index	11.36	12.14	N/A
Russell 2000® Index	9.20	12.97	N/A

(d)	Assuming maximum sales charges, if any. Aggregate total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related sales charges and fees.
(e)	The LifePath Dynamic Fund commenced operations on May 31, 2017.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	15

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to May 30, 2008 for LifePath Dynamic Retirement, LifePath Dynamic 2020, LifePath Dynamic 2030 and LifePath Dynamic 2040 Funds, Class K Shares’ performance results are those of Institutional Shares restated to reflect Class K Shares’ fees.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. Prior to May 3, 2010, Investor C Shares’ performance results are those of Institutional Shares restated to reflect Investor C Shares’ fees.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans. Prior to May 3, 2010, Class R Shares’ performance results are those of Institutional Shares restated to reflect Class R Shares’ fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath Dynamic Fund distributions or the redemption of LifePath Dynamic Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of administration, service and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath Dynamic Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of each LifePath Dynamic Fund’s expenses. Without such waiver and/or reimbursement, each LifePath Dynamic Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Dynamic Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Dynamic Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Dynamic Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Dynamic Funds’ changing asset allocations over time. As of December 31, 2017, the following indexes are used to calculate the LifePath Dynamic Funds’ custom benchmarks: Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), Bloomberg Commodity Index, FTSE EPRA/NAREIT Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, as applicable.

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) is an unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury. The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000® Index represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is an unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

16	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Expenses

Shareholders of each LifePath Dynamic Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on July 1, 2017 and held through December 31, 2017) are intended to assist shareholders both in calculating expenses based on an investment in a LifePath Dynamic Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Dynamic Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each LifePath Dynamic Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath Dynamic Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical (b)
	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During the Period (a)	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During the Period (a)	Annualized Expense Ratio
LifePath Dynamic Retirement Fund
Institutional	$1,000.00	$1,057.80	$2.90	$1,000.00	$1,022.38	$2.85	0.56%
Investor A	1,000.00	1,056.70	4.20	1,000.00	1,021.12	4.13	0.81
Investor C	1,000.00	1,052.70	8.33	1,000.00	1,017.09	8.19	1.61
Class K	1,000.00	1,059.20	1.87	1,000.00	1,023.39	1.84	0.36
Class R	1,000.00	1,055.90	5.23	1,000.00	1,020.11	5.14	1.01
LifePath Dynamic 2020 Fund
Institutional	$1,000.00	$1,065.80	$2.97	$1,000.00	$1,022.33	$2.91	0.57%
Investor A	1,000.00	1,064.30	4.27	1,000.00	1,021.07	4.18	0.82
Investor C	1,000.00	1,060.30	8.41	1,000.00	1,017.04	8.24	1.62
Class K	1,000.00	1,066.50	1.93	1,000.00	1,023.34	1.89	0.37
Class R	1,000.00	1,063.50	5.31	1,000.00	1,020.06	5.19	1.02
LifePath Dynamic 2030 Fund
Institutional	$1,000.00	$1,086.50	$3.00	$1,000.00	$1,022.33	$2.91	0.57%
Investor A	1,000.00	1,085.40	4.31	1,000.00	1,021.07	4.18	0.82
Investor C	1,000.00	1,080.60	8.50	1,000.00	1,017.04	8.24	1.62
Class K	1,000.00	1,087.70	1.95	1,000.00	1,023.34	1.89	0.37
Class R	1,000.00	1,083.70	5.36	1,000.00	1,020.06	5.19	1.02
LifePath Dynamic 2040 Fund
Institutional	$1,000.00	$1,103.50	$2.97	$1,000.00	$1,022.38	$2.85	0.56%
Investor A	1,000.00	1,102.30	4.29	1,000.00	1,021.12	4.13	0.81
Investor C	1,000.00	1,098.20	8.51	1,000.00	1,017.09	8.19	1.61
Class K	1,000.00	1,104.70	1.91	1,000.00	1,023.39	1.84	0.36
Class R	1,000.00	1,101.30	5.35	1,000.00	1,020.11	5.14	1.01
LifePath Dynamic 2050 Fund
Institutional	$1,000.00	$1,111.20	$2.93	$1,000.00	$1,022.43	$2.80	0.55%
Investor A	1,000.00	1,109.00	4.25	1,000.00	1,021.17	4.08	0.80
Investor C	1,000.00	1,104.90	8.49	1,000.00	1,017.14	8.13	1.60
Class K	1,000.00	1,112.00	1.86	1,000.00	1,023.44	1.79	0.35
Class R	1,000.00	1,108.10	5.31	1,000.00	1,020.16	5.09	1.00
LifePath Dynamic 2060 Fund
Institutional	$1,000.00	$1,108.30	$2.98	$1,000.00	$1,022.38	$2.85	0.56%
Investor A	1,000.00	1,107.10	4.25	1,000.00	1,021.17	4.08	0.80
Investor C	1,000.00	1,102.80	8.48	1,000.00	1,017.14	8.13	1.60
Class K	1,000.00	1,109.30	1.86	1,000.00	1,023.44	1.79	0.35
Class R	1,000.00	1,105.70	5.36	1,000.00	1,020.11	5.14	1.01

(a)	For each class of the LifePath Dynamic Funds, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because each LifePath Dynamic Fund invests all of its assets in a LifePath Dynamic Master Portfolio, the expense examples reflect the net expenses of both the LifePath Dynamic Fund and the LifePath Dynamic Master Portfolio in which it invests.
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

DISCLOSURE OF EXPENSES	17

Derivative Financial Instruments

The LifePath Dynamic Master Portfolios may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The LifePath Dynamic Master Portfolios’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a LifePath Dynamic Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The LifePath Dynamic Master Portfolios’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

18	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

December 31, 2017

	BlackRock LifePath Dynamic Retirement Fund	BlackRock LifePath Dynamic 2020 Fund	BlackRock LifePath Dynamic 2030 Fund	BlackRock LifePath Dynamic 2040 Fund

ASSETS
Investments at value — from the applicable LifePath Dynamic Master Portfolio(a)	$138,412,467	$369,894,003	$396,894,196	$318,858,117
Receivables:
Capital shares sold receivable	594,668	741,329	1,033,768	731,662
Withdrawals from the LifePath Dynamic Master Portfolio	—	—	—	334,904

Total assets	139,007,135	370,635,332	397,927,964	319,924,683

LIABILITIES
Payables:
Capital shares redeemed	436,376	587,458	851,216	1,066,566
Contributions to the LifePath Dynamic Master Portfolio	158,292	153,871	182,552	—
Capital gains distributions	155,922	406,567	700,484	433,195
Administration fees	37,092	102,995	110,005	85,652
Service and distribution fees	18,562	53,185	60,307	46,697
Professional fees	12,029	12,022	12,015	12,010
Income dividends	4,106	25,924	55,455	45,338

Total liabilities	822,379	1,342,022	1,972,034	1,689,458

NET ASSETS	$138,184,756	$369,293,310	$395,955,930	$318,235,225

NET ASSETS CONSIST OF
Paid-in capital	$107,828,742	$277,188,253	$353,358,381	$239,014,375
Distributions in excess of net investment income	(1,302,167)	(2,419,785)	(2,754,774)	(2,976,307)
Accumulated net realized loss allocated from the LifePath Dynamic Master Portfolio	(20,025,340)	(30,571,366)	(23,339,317)	(26,954,003)
Net unrealized appreciation (depreciation) allocated from the LifePath Dynamic Master Portfolio	51,683,521	125,096,208	68,691,640	109,151,160

NET ASSETS	$138,184,756	$369,293,310	$395,955,930	$318,235,225

Institutional:
Net assets	$38,119,103	$100,247,975	$90,086,309	$67,358,217

Shares outstanding(b)	3,465,404	6,263,544	6,315,634	3,733,645

Net asset value	$11.00	$16.00	$14.26	$18.04

Investor A:
Net assets	$81,900,208	$231,973,480	$265,931,636	$204,320,774

Shares outstanding(b)	8,428,889	15,722,878	19,381,468	12,362,573

Net asset value	$9.72	$14.75	$13.72	$16.53

Investor C:
Net assets	$1,033,538	$3,443,175	$3,888,348	$3,016,624

Shares outstanding(b)	95,123	218,025	277,576	169,797

Net asset value	$10.87	$15.79	$14.01	$17.77

Class K:
Net assets	$15,964,943	$30,864,877	$33,880,788	$40,407,400

Shares outstanding(b)	1,456,689	1,935,962	2,379,417	2,228,778

Net asset value	$10.96	$15.94	$14.24	$18.13

Class R:
Net assets	$1,166,964	$2,763,803	$2,168,849	$3,132,210

Shares outstanding(b)	106,979	173,634	153,563	175,060

Net asset value	$10.91	$15.92	$14.12	$17.89

(a) Investments at cost — affiliated	$86,728,946	$244,797,795	$328,202,556	$209,706,957

(b)	Unlimited number of shares authorized, no par value

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Assets and Liabilities  (continued)

December 31, 2017

	BlackRock LifePath Dynamic 2050 Fund	BlackRock LifePath Dynamic 2060 Fund

ASSETS
Investments at value — from the applicable LifePath Dynamic Master Portfolio(a)	$121,741,049	$2,251,676
Receivables:
Capital shares sold receivable	193,775	—
From the Manager	—	1,158
Withdrawals from the LifePath Dynamic Master Portfolio	362,717	—

Total assets	122,297,541	2,252,834

LIABILITIES
Payables:
Capital shares redeemed	556,492	—
Capital gains distributions	90,338	—
Administration fees	31,883	—
Service and distribution fees	19,146	38
Professional fees	12,010	9,921
Income dividends	18,557	20,862

Total liabilities	728,426	30,821

NET ASSETS	$121,569,115	$2,222,013

NET ASSETS CONSIST OF
Paid-in capital	$96,467,165	$2,016,639
Distributions in excess of net investment income	(876,175)	(5,644)
Accumulated net realized gain (loss) allocated from the LifePath Dynamic Master Portfolio	(3,647,092)	20,410
Net unrealized appreciation (depreciation) allocated from the LifePath Dynamic Master Portfolio	29,625,217	190,608

NET ASSETS	$121,569,115	$2,222,013

Institutional:
Net assets	$18,804,399	$27,260

Shares outstanding(b)	873,083	2,473

Net asset value	$21.54	$11.02

Investor A:
Net assets	$82,948,527	$28,425

Shares outstanding(b)	3,863,043	2,579

Net asset value	$21.47	$11.02

Investor C:
Net assets	$1,210,695	$27,699

Shares outstanding(b)	56,950	2,514

Net asset value	$21.26	$11.02

Class K:
Net assets	$17,057,015	$2,116,477

Shares outstanding(b)	790,120	192,010

Net asset value	$21.59	$11.02

Class R:
Net assets	$1,548,479	$22,152

Shares outstanding(b)	72,292	2,010

Net asset value	$21.42	$11.02

(a) Investments at cost — affiliated	$92,115,832	$2,061,068

(b)	Unlimited number of shares authorized, no par value

See notes to financial statements.

20	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

Year Ended December 31, 2017

	BlackRock LifePath Dynamic Retirement Fund	BlackRock LifePath Dynamic 2020 Fund	BlackRock LifePath Dynamic 2030 Fund	BlackRock LifePath Dynamic 2040 Fund

INVESTMENT INCOME
Net investment income allocated from the applicable LifePath Dynamic Master Portfolio:
Dividends — affiliated	$1,390,559	$4,199,552	$5,444,266	$5,096,866
Dividends — unaffiliated	21,313	236,171	1,098,702	1,471,287
Interest — affiliated	1,811,161	4,402,589	2,611,305	634,961
Securities lending income — affiliated — net	3,417	7,081	15,822	15,311
Other income — affiliated	230	2,501	7,292	9,074
Foreign taxes withheld	(1,422)	(14,614)	(60,764)	(80,778)
Expenses	(843,814)	(2,264,247)	(2,405,139)	(1,955,515)
Fees waived	538,145	1,458,774	1,605,447	1,338,361

Total investment income	2,919,589	8,027,807	8,316,931	6,529,567

FUND EXPENSES
Administration — class specific	469,753	1,309,104	1,363,713	1,073,475
Service and distribution — class specific	219,381	657,173	716,342	544,925
Professional	12,267	12,256	12,236	12,225
Miscellaneous	399	3,429	1,140	96

Total expenses	701,800	1,981,962	2,093,431	1,630,721
Less fees waived and/or reimbursed by the Administrator	(12,267)	(12,256)	(12,236)	(12,225)

Total expenses after fees waived and/or reimbursed	689,533	1,969,706	2,081,195	1,618,496

Net investment income	2,230,056	6,058,101	6,235,736	4,911,071

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE LIFEPATH DYNAMIC MASTER PORTFOLIO
Net realized gain from investments, futures contracts, foreign currency exchange contracts, foreign currency transactions, capital gain distributions from investment companies — affiliated and swaps	7,230,391	21,630,651	32,912,099	28,331,685
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations	6,092,532	21,051,094	26,868,994	30,157,278

Net realized and unrealized gain	13,322,923	42,681,745	59,781,093	58,488,963

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,552,979	$48,739,846	$66,016,829	$63,400,034

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Operations  (continued)

Year Ended December 31, 2017

	BlackRock LifePath Dynamic 2050 Fund	BlackRock LifePath Dynamic 2060 Fund

INVESTMENT INCOME
Net investment income allocated from the applicable LifePath Dynamic Master Portfolio:
Dividends — affiliated	$1,795,355	$8,344
Dividends — unaffiliated	647,152	21,412
Interest — affiliated	87,240	1,065
Securities lending income — affiliated — net	8,437	—
Other income — affiliated	3,310	—
Foreign taxes withheld	(33,922)	(402)
Expenses	(685,710)	(25,699)
Fees waived	478,683	23,246

Total investment income	2,300,545	27,966

FUND EXPENSES
Administration — class specific	368,189	1,958
Service and distribution — class specific	207,166	240
Professional	12,256	9,921
Miscellaneous	57	—

Total expenses	587,668	12,119
Less fees waived and/or reimbursed by the Administrator	(12,256)	(9,921)

Total expenses after fees waived and/or reimbursed	575,412	2,198

Net investment income	1,725,133	25,768

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE LIFEPATH DYNAMIC MASTER PORTFOLIO
Net realized gain from investments, futures contracts, foreign currency exchange contracts, foreign currency transactions, capital gain distributions from investment companies — affiliated and swaps	9,683,073	20,410
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations	11,865,547	190,608

Net realized and unrealized gain	21,548,620	211,018

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,273,753	$236,786

See notes to financial statements.

22	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock LifePath Dynamic Retirement Fund		BlackRock LifePath Dynamic 2020 Fund
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,230,056	$3,129,612	$6,058,101	$8,323,430
Net realized gain (loss)	7,230,391	(9,829,034)	21,630,651	(15,747,752)
Net change in unrealized appreciation (depreciation)	6,092,532	17,151,505	21,051,094	38,178,563

Net increase in net assets resulting from operations	15,552,979	10,452,083	48,739,846	30,754,241

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(545,444)	(1,244,964)	(1,460,195)	(3,119,501)
Investor A	(1,021,890)	(1,315,159)	(3,103,477)	(4,074,161)
Investor C	(3,942)	(6,913)	(14,058)	(16,967)
Class K	(217,469)	(186,952)	(498,684)	(493,189)
Class R	(10,003)	(8,709)	(29,695)	(45,303)
From net realized gain:
Institutional	(3,035,681)	(23,344)	(3,717,719)	—
Investor A	(6,956,915)	(22,894)	(9,285,544)	—
Investor C	(81,496)	(320)	(129,350)	—
Class K	(1,162,691)	(2,763)	(1,145,701)	—
Class R	(86,785)	(191)	(102,817)	—
In excess of net investment income:
Institutional	—	—	—	(19,859)
Investor A	—	—	—	(25,968)
Investor C	—	—	—	(240)
Class K	—	—	—	(2,399)
Class R	—	—	—	(374)

Decrease in net assets resulting from distributions to shareholders	(13,122,316)	(2,812,209)	(19,487,240)	(7,797,961)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(19,908,554)	(106,024,140)	(99,241,118)	(164,214,144)

NET ASSETS
Total decrease in net assets	(17,477,891)	(98,384,266)	(69,988,512)	(141,257,864)
Beginning of year	155,662,647	254,046,913	439,281,822	580,539,686

End of year	$138,184,756	$155,662,647	$369,293,310	$439,281,822

Distributions in excess of net investment income, end of year	$(1,302,167)	$(1,733,475)	$(2,419,785)	$(3,371,777)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath Dynamic 2030 Fund		BlackRock LifePath Dynamic 2040 Fund
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,235,736	$8,208,809	$4,911,071	$6,656,555
Net realized gain	32,912,099	14,836,373	28,331,685	735,282
Net change in unrealized appreciation (depreciation)	26,868,994	10,422,029	30,157,278	21,924,328

Net increase in net assets resulting from operations	66,016,829	33,467,211	63,400,034	29,316,165

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(1,576,977)	(3,228,476)	(1,447,604)	(2,869,667)
Investor A	(3,999,453)	(4,709,281)	(3,754,964)	(3,766,613)
Investor C	(25,751)	(26,935)	(27,230)	(21,994)
Class K	(619,686)	(551,553)	(805,663)	(645,213)
Class R	(29,615)	(47,884)	(44,231)	(32,040)
From net realized gain:
Institutional	(10,082,468)	(1,127,441)	(8,828,561)	(573,398)
Investor A	(30,265,279)	(2,240,993)	(26,658,528)	(751,398)
Investor C	(422,511)	(25,964)	(371,974)	(7,624)
Class K	(3,694,290)	(233,586)	(4,645,966)	(92,086)
Class R	(261,275)	(22,454)	(351,850)	(7,158)

Decrease in net assets resulting from distributions to shareholders	(50,977,305)	(12,214,567)	(46,936,571)	(8,767,191)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(67,041,646)	(116,886,320)	(59,370,881)	(85,162,130)

NET ASSETS
Total decrease in net assets	(52,002,122)	(95,633,676)	(42,907,418)	(64,613,156)
Beginning of year	447,958,052	543,591,728	361,142,643	425,755,799

End of year	$395,955,930	$447,958,052	$318,235,225	$361,142,643

Distributions in excess of net investment income, end of year	$(2,754,774)	$(2,739,028)	$(2,976,307)	$(1,807,686)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

24	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath Dynamic 2050 Fund		BlackRock LifePath Dynamic 2060 Fund
	Year Ended December 31,		Period 05/31/17(a) to 12/31/17
	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,725,133	$1,928,656	$25,768
Net realized gain (loss)	9,683,073	(6,172,123)	20,410
Net change in unrealized appreciation (depreciation)	11,865,547	13,580,043	190,608

Net increase in net assets resulting from operations	23,273,753	9,336,576	236,786

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income:
Institutional	(357,096)	(770,591)	(341)
Investor A	(1,326,670)	(1,249,343)	(328)
Investor C	(10,911)	(7,448)	(209)
Class K	(332,266)	(286,120)	(30,297)
Class R	(22,211)	(23,534)	(237)
From net realized gain:
Institutional	(717,238)	—	—
Investor A	(3,192,468)	—	—
Investor C	(46,210)	—	—
Class K	(647,328)	—	—
Class R	(58,943)	—	—

Decrease in net assets resulting from distributions to shareholders	(6,711,341)	(2,337,036)	(31,412)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(11,475,128)	(5,350,155)	2,016,639

NET ASSETS
Total increase in net assets	5,087,284	1,649,385	2,222,013
Beginning of year	116,481,831	114,832,446	—

End of year	$121,569,115	$116,481,831	$2,222,013

Distributions in excess of net investment income, end of year	$(876,175)	$(552,154)	$(5,644)

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic Retirement Fund
	Institutional
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$10.78	$10.33		$11.07	$11.72	$11.80

Net investment income(a)	0.19	0.18		0.16	0.18	0.16
Net realized and unrealized gain (loss)	1.05	0.43		(0.33)	0.38	0.57

Net increase (decrease) from investment operations	1.24	0.61		(0.17)	0.56	0.73

Distributions:(b)
From net investment income	(0.15)	(0.16)		(0.20)	(0.19)	(0.16)
From net realized gain	(0.87)	(0.00	)(c)	(0.36)	(1.02)	(0.65)
From return of capital	—	—		(0.01)	—	—

Total distributions	(1.02)	(0.16)		(0.57)	(1.21)	(0.81)

Net asset value, end of year	$11.00	$10.78		$10.33	$11.07	$11.72

Total Return(d)
Based on net asset value	11.68%	5.91%		(1.52)%	4.75%	6.25%

Ratios to Average Net Assets(e)(f)
Total expenses	0.57%	0.58%		0.75%	0.75%	0.76%

Total expenses after fees waived and/or reimbursed	0.56%	0.58%		0.70%	0.75%	0.75%

Net investment income	1.66%	1.66%		1.48%	1.52%	1.34%

Supplemental Data
Net assets, end of year (000)	$38,119	$60,166		$141,034	$234,280	$342,615

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(g)	6%	37%		21%	14%	17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.38%	0.35%	0.31%	0.31%	0.30%
Investments in underlying funds	0.12%	0.10%	0.09%	0.10%	0.10%

(g)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

26	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic Retirement Fund (continued)
	Investor A
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$9.64	$9.25		$9.99	$10.69	$10.84

Net investment income(a)	0.14	0.14		0.12	0.14	0.12
Net realized and unrealized gain (loss)	0.94	0.39		(0.30)	0.35	0.51

Net increase (decrease) from investment operations	1.08	0.53		(0.18)	0.49	0.63

Distributions:(b)
From net investment income	(0.13)	(0.14)		(0.19)	(0.17)	(0.13)
From net realized gain	(0.87)	(0.00	)(c)	(0.36)	(1.02)	(0.65)
From return of capital	—	—		(0.01)	—	—

Total distributions	(1.00)	(0.14)		(0.56)	(1.19)	(0.78)

Net asset value, end of year	$9.72	$9.64		$9.25	$9.99	$10.69

Total Return(d)
Based on net asset value	11.40%	5.78%		(1.89)%	4.56%	5.94%

Ratios to Average Net Assets(e)(f)
Total expenses	0.82%	0.84%		1.00%	1.01%	1.01%

Total expenses after fees waived and/or reimbursed	0.82%	0.83%		0.95%	1.00%	1.00%

Net investment income	1.46%	1.49%		1.25%	1.27%	1.08%

Supplemental Data
Net assets, end of year (000)	$81,900	$81,929		$102,207	$139,853	$155,402

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(g)	6%	37%		21%	14%	17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.37%	0.35%	0.31%	0.33%	0.30%
Investments in underlying funds	0.12%	0.10%	0.09%	0.10%	0.10%

(g)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic Retirement Fund (continued)
	Investor C
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$10.67	$10.22		$10.97	$11.64	$11.76

Net investment income(a)	0.07	0.07		0.06	0.07	0.04
Net realized and unrealized gain (loss)	1.03	0.44		(0.34)	0.36	0.56

Net increase (decrease) from investment operations	1.10	0.51		(0.28)	0.43	0.60

Distributions:(b)
From net investment income	(0.04)	(0.06)		(0.10)	(0.08)	(0.07)
From net realized gain	(0.86)	(0.00	)(c)	(0.36)	(1.02)	(0.65)
From return of capital	—	—		(0.01)	—	—

Total distributions	(0.90)	(0.06)		(0.47)	(1.10)	(0.72)

Net asset value, end of year	$10.87	$10.67		$10.22	$10.97	$11.64

Total Return(d)
Based on net asset value	10.47%	4.97%		(2.56)%	3.70%	5.12%

Ratios to Average Net Assets(e)(f)
Total expenses	1.62%	1.63%		1.76%	1.76%	1.77%

Total expenses after fees waived and/or reimbursed	1.62%	1.63%		1.70%	1.75%	1.76%

Net investment income	0.65%	0.66%		0.56%	0.56%	0.33%

Supplemental Data
Net assets, end of year (000)	$1,034	$1,068		$1,573	$1,295	$511

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(g)	6%	37%		21%	14%	17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.38%	0.35%	0.31%	0.33%	0.30%
Investments in underlying funds	0.12%	0.10%	0.09%	0.10%	0.10%

(g)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

28	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic Retirement Fund (continued)
	Class K
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$10.75	$10.30		$11.05	$11.69	$11.78

Net investment income(a)	0.22	0.21		0.21	0.22	0.20
Net realized and unrealized gain (loss)	1.03	0.43		(0.35)	0.39	0.56

Net increase (decrease) from investment operations	1.25	0.64		(0.14)	0.61	0.76

Distributions:(b)
From net investment income	(0.17)	(0.19)		(0.24)	(0.23)	(0.20)
From net realized gain	(0.87)	(0.00	)(c)	(0.36)	(1.02)	(0.65)
From return of capital	—	—		(0.01)	—	—

Total distributions	(1.04)	(0.19)		(0.61)	(1.25)	(0.85)

Net asset value, end of year	$10.96	$10.75		$10.30	$11.05	$11.69

Total Return(d)
Based on net asset value	11.87%	6.20%		(1.28)%	5.24%	6.54%

Ratios to Average Net Assets(e)(f)
Total expenses	0.37%	0.39%		0.42%	0.40%	0.40%

Total expenses after fees waived and/or reimbursed	0.36%	0.38%		0.42%	0.40%	0.40%

Net investment income	1.93%	2.02%		1.96%	1.86%	1.67%

Supplemental Data
Net assets, end of year (000)	$15,965	$11,571		$8,577	$3,019	$3,675

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(g)	6%	37%		21%	14%	17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses iincurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.38%	0.34%	0.30%	0.33%	0.30%
Investments in underlying funds	0.12%	0.10%	0.09%	0.10%	0.10%

(g)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic Retirement Fund (continued)
	Class R
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$10.71	$10.26		$11.01	$11.65	$11.75

Net investment income(a)	0.14	0.15		0.10	0.12	0.10
Net realized and unrealized gain (loss)	1.03	0.42		(0.33)	0.38	0.55

Net increase (decrease) from investment operations	1.17	0.57		(0.23)	0.50	0.65

Distributions:(b)
From net investment income	(0.10)	(0.12)		(0.15)	(0.12)	(0.10)
From net realized gain	(0.87)	(0.00	)(c)	(0.36)	(1.02)	(0.65)
From return of capital	—	—		(0.01)	—	—

Total distributions	(0.97)	(0.12)		(0.52)	(1.14)	(0.75)

Net asset value, end of year	$10.91	$10.71		$10.26	$11.01	$11.65

Total Return(d)
Based on net asset value	11.11%	5.59%		(2.10)%	4.25%	5.61%

Ratios to Average Net Assets(e)(f)
Total expenses	1.02%	1.04%		1.25%	1.25%	1.26%

Total expenses after fees waived and/or reimbursed	1.02%	1.04%		1.19%	1.25%	1.25%

Net investment income	1.27%	1.40%		0.99%	0.98%	0.85%

Supplemental Data
Net assets, end of year (000)	$1,167	$928		$656	$895	$2,060

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(g)	6%	37%		21%	14%	17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.38%	0.35%	0.31%	0.31%	0.30%
Investments in underlying funds	0.12%	0.10%	0.09%	0.10%	0.10%

(g)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

30	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2020 Fund
	Institutional
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$14.87	$14.21		$15.65	$16.75	$16.42

Net investment income(a)	0.26	0.25		0.23	0.26	0.25
Net realized and unrealized gain (loss)	1.71	0.64		(0.49)	0.58	1.32

Net increase (decrease) from investment operations	1.97	0.89		(0.26)	0.84	1.57

Distributions:(b)
From net investment income	(0.22)	(0.23)		(0.27)	(0.26)	(0.26)
In excess of net investment income	—	(0.00	)(c)	—	—	—
From net realized gain	(0.62)	—		(0.89)	(1.68)	(0.98)
From return of capital	—	—		(0.02)	—	—

Total distributions	(0.84)	(0.23)		(1.18)	(1.94)	(1.24)

Net asset value, end of year	$16.00	$14.87		$14.21	$15.65	$16.75

Total Return(d)
Based on net asset value	13.31%	6.29%		(1.78)%	5.06%	9.67%

Ratios to Average Net Assets(e)(f)
Total expenses	0.56%	0.58%		0.73%	0.74%	0.73%

Total expenses after fees waived and/or reimbursed	0.56%	0.58%		0.73%	0.74%	0.73%

Net investment income	1.67%	1.69%		1.44%	1.50%	1.47%

Supplemental Data
Net assets, end of year (000)	$100,248	$147,116		$259,411	$490,447	$698,251

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(g)	10%	50%		18%	21%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.37%	0.35%	0.34%	0.34%	0.32%
Investments in underlying funds	0.13%	0.11%	0.11%	0.11%	0.12%

(g)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2020 Fund (continued)
	Investor A
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$13.77	$13.18		$14.61	$15.77	$15.53

Net investment income(a)	0.21	0.20		0.18	0.20	0.19
Net realized and unrealized gain (loss)	1.58	0.59		(0.46)	0.55	1.25

Net increase (decrease) from investment operations	1.79	0.79		(0.28)	0.75	1.44

Distributions:(b)
From net investment income	(0.19)	(0.20)		(0.24)	(0.23)	(0.22)
In excess of net investment income	—	(0.00	)(c)	—	—	—
From net realized gain	(0.62)	—		(0.89)	(1.68)	(0.98)
From return of capital	—	—		(0.02)	—	—

Total distributions	(0.81)	(0.20)		(1.15)	(1.91)	(1.20)

Net asset value, end of year	$14.75	$13.77		$13.18	$14.61	$15.77

Total Return(d)
Based on net asset value	13.05%	6.04%		(2.03)%	4.79%	9.39%

Ratios to Average Net Assets(e)(f)
Total expenses	0.81%	0.83%		0.98%	0.99%	0.98%

Total expenses after fees waived and/or reimbursed	0.81%	0.83%		0.98%	0.98%	0.98%

Net investment income	1.45%	1.50%		1.24%	1.26%	1.21%

Supplemental Data
Net assets, end of year (000)	$231,973	$256,435		$297,027	$367,281	$390,380

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(g)	10%	50%		18%	21%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.37%	0.35%	0.33%	0.35%	0.32%
Investments in underlying funds	0.13%	0.11%	0.11%	0.11%	0.12%

(g)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

32	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2020 Fund (continued)
	Investor C
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$14.69	$14.05		$15.49	$16.62	$16.32

Net investment income(a)	0.11	0.11		0.08	0.09	0.09
Net realized and unrealized gain (loss)	1.68	0.62		(0.50)	0.57	1.30

Net increase (decrease) from investment operations	1.79	0.73		(0.42)	0.66	1.39

Distributions:(b)
From net investment income	(0.07)	(0.09)		(0.11)	(0.11)	(0.11)
In excess of net investment income	—	(0.00	)(c)	—	—	—
From net realized gain	(0.62)	—		(0.89)	(1.68)	(0.98)
From return of capital	—	—		(0.02)	—	—

Total distributions	(0.69)	(0.09)		(1.02)	(1.79)	(1.09)

Net asset value, end of year	$15.79	$14.69		$14.05	$15.49	$16.62

Total Return(d)
Based on net asset value	12.16%	5.23%		(2.77)%	3.98%	8.58%

Ratios to Average Net Assets(e)(f)
Total expenses	1.61%	1.63%		1.74%	1.74%	1.73%

Total expenses after fees waived and/or reimbursed	1.61%	1.63%		1.73%	1.73%	1.73%

Net investment income	0.70%	0.76%		0.49%	0.54%	0.51%

Supplemental Data
Net assets, end of year (000)	$3,443	$2,871		$2,233	$2,981	$2,193

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(g)	10%	50%		18%	21%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.37%	0.35%	0.33%	0.36%	0.32%
Investments in underlying funds	0.13%	0.11%	0.11%	0.11%	0.12%

(g)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2020 Fund (continued)
	Class K
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$14.82	$14.16		$15.61	$16.73	$16.39

Net investment income(a)	0.30	0.29		0.30	0.32	0.30
Net realized and unrealized gain (loss)	1.70	0.64		(0.51)	0.57	1.33

Net increase (decrease) from investment operations	2.00	0.93		(0.21)	0.89	1.63

Distributions:(b)
From net investment income	(0.26)	(0.27)		(0.33)	(0.33)	(0.31)
In excess of net investment income	—	(0.00	)(c)	—	—	—
From net realized gain	(0.62)	—		(0.89)	(1.68)	(0.98)
From return of capital	—	—		(0.02)	—	—

Total distributions	(0.88)	(0.27)		(1.24)	(2.01)	(1.29)

Net asset value, end of year	$15.94	$14.82		$14.16	$15.61	$16.73

Total Return(d)
Based on net asset value	13.53%	6.57%		(1.46)%	5.35%	10.11%

Ratios to Average Net Assets(e)(f)
Total expenses	0.36%	0.38%		0.40%	0.39%	0.38%

Total expenses after fees waived and/or reimbursed	0.36%	0.38%		0.40%	0.38%	0.37%

Net investment income	1.92%	2.02%		1.96%	1.90%	1.77%

Supplemental Data
Net assets, end of year (000)	$30,865	$29,608		$18,412	$9,545	$6,500

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(g)	10%	50%		18%	21%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.37%	0.35%	0.33%	0.36%	0.32%
Investments in underlying funds	0.13%	0.11%	0.11%	0.11%	0.12%

(g)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

34	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2020 Fund (continued)
	Class R
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$14.79	$14.14		$15.59	$16.70	$16.36

Net investment income(a)	0.19	0.19		0.16	0.17	0.16
Net realized and unrealized gain (loss)	1.71	0.63		(0.50)	0.58	1.33

Net increase (decrease) from investment operations	1.90	0.82		(0.34)	0.75	1.49

Distributions:(b)
From net investment income	(0.15)	(0.17)		(0.20)	(0.18)	(0.17)
In excess of net investment income	—	(0.00	)(c)	—	—	—
From net realized gain	(0.62)	—		(0.89)	(1.68)	(0.98)
From return of capital	—	—		(0.02)	—	—

Total distributions	(0.77)	(0.17)		(1.11)	(1.86)	(1.15)

Net asset value, end of year	$15.92	$14.79		$14.14	$15.59	$16.70

Total Return(d)
Based on net asset value	12.88%	5.79%		(2.25)%	4.49%	9.20%

Ratios to Average Net Assets(e)(f)
Total expenses	1.01%	1.03%		1.23%	1.24%	1.23%

Total expenses after fees waived and/or reimbursed	1.00%	1.03%		1.23%	1.23%	1.23%

Net investment income	1.24%	1.31%		1.04%	1.01%	0.94%

Supplemental Data
Net assets, end of year (000)	$2,764	$3,252		$3,457	$2,580	$3,167

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(g)	10%	50%		18%	21%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.37%	0.35%	0.33%	0.35%	0.32%
Investments in underlying funds	0.13%	0.11%	0.11%	0.11%	0.12%

(g)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2030 Fund
	Institutional
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$13.79	$13.20	$14.71	$16.01	$15.25

Net investment income(a)	0.24	0.23	0.22	0.24	0.26
Net realized and unrealized gain (loss)	2.13	0.72	(0.51)	0.61	1.80

Net increase (decrease) from investment operations	2.37	0.95	(0.29)	0.85	2.06

Distributions:(b)
From net investment income	(0.25)	(0.25)	(0.25)	(0.26)	(0.26)
From net realized gain	(1.65)	(0.11)	(0.96)	(1.89)	(1.04)
From return of capital	—	—	(0.01)	—	—

Total distributions	(1.90)	(0.36)	(1.22)	(2.15)	(1.30)

Net asset value, end of year	$14.26	$13.79	$13.20	$14.71	$16.01

Total Return(c)
Based on net asset value	17.67%	7.24%	(2.05)%	5.32%	13.66%

Ratios to Average Net Assets(d)(e)
Total expenses	0.55%	0.56%	0.70%	0.71%	0.70%

Total expenses after fees waived and/or reimbursed	0.55%	0.56%	0.70%	0.71%	0.70%

Net investment income	1.64%	1.73%	1.46%	1.50%	1.62%

Supplemental Data
Net assets, end of year (000)	$90,086	$141,217	$222,491	$449,354	$674,558

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(f)	21%	61%	21%	33%	22%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.39%	0.37%	0.37%	0.37%	0.33%
Investments in underlying funds	0.14%	0.12%	0.14%	0.14%	0.15%

(f)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

36	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2030 Fund (continued)
	Investor A
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$13.33	$12.78	$14.28	$15.62	$14.90

Net investment income(a)	0.20	0.20	0.18	0.20	0.21
Net realized and unrealized gain (loss)	2.06	0.68	(0.49)	0.58	1.77

Net increase (decrease) from investment operations	2.26	0.88	(0.31)	0.78	1.98

Distributions:(b)
From net investment income	(0.22)	(0.22)	(0.22)	(0.23)	(0.22)
From net realized gain	(1.65)	(0.11)	(0.96)	(1.89)	(1.04)
From return of capital	—	—	(0.01)	—	—

Total distributions	(1.87)	(0.33)	(1.19)	(2.12)	(1.26)

Net asset value, end of year	$13.72	$13.33	$12.78	$14.28	$15.62

Total Return(c)
Based on net asset value	17.43%	6.93%	(2.25)%	4.98%	13.44%

Ratios to Average Net Assets(d)(e)
Total expenses	0.80%	0.81%	0.95%	0.96%	0.95%

Total expenses after fees waived and/or reimbursed	0.80%	0.81%	0.95%	0.96%	0.95%

Net investment income	1.44%	1.53%	1.28%	1.28%	1.36%

Supplemental Data
Net assets, end of year (000)	$265,932	$271,354	$298,579	$350,201	$356,117

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(f)	21%	61%	21%	33%	22%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.39%	0.37%	0.36%	0.37%	0.33%
Investments in underlying funds	0.14%	0.12%	0.14%	0.14%	0.15%

(f)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2030 Fund (continued)
	Investor C
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$13.58	$13.01	$14.52	$15.85	$15.13

Net investment income(a)	0.10	0.10	0.08	0.09	0.13
Net realized and unrealized gain (loss)	2.08	0.69	(0.51)	0.58	1.76

Net increase (decrease) from investment operations	2.18	0.79	(0.43)	0.67	1.89

Distributions:(b)
From net investment income	(0.10)	(0.11)	(0.11)	(0.11)	(0.13)
From net realized gain	(1.65)	(0.11)	(0.96)	(1.89)	(1.04)
From return of capital	—	—	(0.01)	—	—

Total distributions	(1.75)	(0.22)	(1.08)	(2.00)	(1.17)

Net asset value, end of year	$14.01	$13.58	$13.01	$14.52	$15.85

Total Return(c)
Based on net asset value	16.48%	6.12%	(3.01)%	4.23%	12.59%

Ratios to Average Net Assets(d)(e)
Total expenses	1.60%	1.61%	1.71%	1.71%	1.71%

Total expenses after fees waived and/or reimbursed	1.60%	1.61%	1.71%	1.71%	1.71%

Net investment income	0.67%	0.74%	0.56%	0.55%	0.79%

Supplemental Data
Net assets, end of year (000)	$3,888	$3,217	$3,173	$3,053	$2,531

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(f)	21%	61%	21%	33%	22%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.39%	0.37%	0.36%	0.38%	0.34%
Investments in underlying funds	0.14%	0.12%	0.14%	0.14%	0.15%

(f)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

38	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2030 Fund (continued)
	Class K
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$13.77	$13.19	$14.70	$16.01	$15.25

Net investment income(a)	0.28	0.28	0.29	0.31	0.31
Net realized and unrealized gain (loss)	2.12	0.69	(0.52)	0.60	1.81

Net increase (decrease) from investment operations	2.40	0.97	(0.23)	0.91	2.12

Distributions:(b)
From net investment income	(0.28)	(0.28)	(0.31)	(0.33)	(0.32)
From net realized gain	(1.65)	(0.11)	(0.96)	(1.89)	(1.04)
From return of capital	—	—	(0.01)	—	—

Total distributions	(1.93)	(0.39)	(1.28)	(2.22)	(1.36)

Net asset value, end of year	$14.24	$13.77	$13.19	$14.70	$16.01

Total Return(c)
Based on net asset value	17.96%	7.42%	(1.66)%	5.66%	14.05%

Ratios to Average Net Assets(d)(e)
Total expenses	0.35%	0.36%	0.37%	0.36%	0.35%

Total expenses after fees waived and/or reimbursed	0.35%	0.36%	0.37%	0.36%	0.35%

Net investment income	1.91%	2.04%	2.01%	1.89%	1.95%

Supplemental Data
Net assets, end of year (000)	$33,881	$29,419	$16,171	$9,518	$8,666

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(f)	21%	61%	21%	33%	22%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses iincurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.39%	0.37%	0.36%	0.36%	0.34%
Investments in underlying funds	0.14%	0.12%	0.14%	0.14%	0.15%

(f)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2030 Fund (continued)
	Class R
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$13.67	$13.09	$14.60	$15.92	$15.17

Net investment income(a)	0.18	0.17	0.15	0.17	0.18
Net realized and unrealized gain (loss)	2.10	0.71	(0.50)	0.59	1.80

Net increase (decrease) from investment operations	2.28	0.88	(0.35)	0.76	1.98

Distributions:(b)
From net investment income	(0.18)	(0.19)	(0.19)	(0.19)	(0.19)
From net realized gain	(1.65)	(0.11)	(0.96)	(1.89)	(1.04)
From return of capital	—	—	(0.01)	—	—

Total distributions	(1.83)	(0.30)	(1.16)	(2.08)	(1.23)

Net asset value, end of year	$14.12	$13.67	$13.09	$14.60	$15.92

Total Return(c)
Based on net asset value	17.16%	6.74%	(2.50)%	4.73%	13.14%

Ratios to Average Net Assets(d)(e)
Total expenses	1.00%	1.01%	1.20%	1.21%	1.21%

Total expenses after fees waived and/or reimbursed	0.99%	1.01%	1.20%	1.21%	1.21%

Net investment income	1.21%	1.30%	1.07%	1.02%	1.15%

Supplemental Data
Net assets, end of year (000)	$2,169	$2,751	$3,178	$3,044	$3,155

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(f)	21%	61%	21%	33%	22%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses iincurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.39%	0.37%	0.36%	0.34%	0.34%
Investments in underlying funds	0.14%	0.12%	0.14%	0.14%	0.15%

(f)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

40	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2040 Fund
	Institutional
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$17.15	$16.24	$18.37	$20.06	$18.62

Net investment income(a)	0.29	0.29	0.27	0.31	0.35
Net realized and unrealized gain (loss)	3.27	1.00	(0.67)	0.79	2.77

Net increase (decrease) from investment operations	3.56	1.29	(0.40)	1.10	3.12

Distributions:(b)
From net investment income	(0.36)	(0.32)	(0.30)	(0.32)	(0.34)
From net realized gain	(2.31)	(0.06)	(1.43)	(2.47)	(1.34)

Total distributions	(2.67)	(0.38)	(1.73)	(2.79)	(1.68)

Net asset value, end of year	$18.04	$17.15	$16.24	$18.37	$20.06

Total Return(c)
Based on net asset value	21.44%	7.97%	(2.29)%	5.48%	16.92%

Ratios to Average Net Assets(d)(e)
Total expenses	0.54%	0.54%	0.67%	0.69%	0.69%

Total expenses after fees waived and/or reimbursed	0.54%	0.54%	0.67%	0.69%	0.68%

Net investment income	1.57%	1.74%	1.46%	1.51%	1.75%

Supplemental Data
Net assets, end of year (000)	$67,358	$121,623	$186,357	$434,049	$615,699

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(f)	30%	77%	19%	42%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses iincurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.41%	0.38%	0.39%	0.39%	0.35%
Investments in underlying funds	0.16%	0.14%	0.17%	0.16%	0.17%

(f)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2040 Fund (continued)
	Investor A
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$15.91	$15.10	$17.22	$18.98	$17.69

Net investment income(a)	0.24	0.24	0.23	0.25	0.28
Net realized and unrealized gain (loss)	3.01	0.92	(0.65)	0.75	2.64

Net increase (decrease) from investment operations	3.25	1.16	(0.42)	1.00	2.92

Distributions:(b)
From net investment income	(0.32)	(0.29)	(0.27)	(0.29)	(0.29)
From net realized gain	(2.31)	(0.06)	(1.43)	(2.47)	(1.34)

Total distributions	(2.63)	(0.35)	(1.70)	(2.76)	(1.63)

Net asset value, end of year	$16.53	$15.91	$15.10	$17.22	$18.98

Total Return(c)
Based on net asset value	21.17%	7.69%	(2.57)%	5.23%	16.70%

Ratios to Average Net Assets(d)(e)
Total expenses	0.79%	0.79%	0.93%	0.94%	0.94%

Total expenses after fees waived and/or reimbursed	0.79%	0.79%	0.92%	0.94%	0.93%

Net investment income	1.41%	1.55%	1.31%	1.30%	1.48%

Supplemental Data
Net assets, end of year (000)	$204,321	$201,118	$221,048	$264,312	$262,573

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(f)	30%	77%	19%	42%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses iincurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.41%	0.38%	0.38%	0.40%	0.35%
Investments in underlying funds	0.16%	0.14%	0.17%	0.16%	0.17%

(f)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

42	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2040 Fund (continued)
	Investor C
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$16.93	$16.05	$18.19	$19.89	$18.49

Net investment income(a)	0.11	0.13	0.11	0.11	0.17
Net realized and unrealized gain (loss)	3.21	0.96	(0.69)	0.79	2.73

Net increase (decrease) from investment operations	3.32	1.09	(0.58)	0.90	2.90

Distributions:(b)
From net investment income	(0.17)	(0.15)	(0.13)	(0.13)	(0.16)
From net realized gain	(2.31)	(0.06)	(1.43)	(2.47)	(1.34)

Total distributions	(2.48)	(0.21)	(1.56)	(2.60)	(1.50)

Net asset value, end of year	$17.77	$16.93	$16.05	$18.19	$19.89

Total Return(c)
Based on net asset value	20.21%	6.82%	(3.28)%	4.49%	15.80%

Ratios to Average Net Assets(d)(e)
Total expenses	1.59%	1.60%	1.68%	1.69%	1.69%

Total expenses after fees waived and/or reimbursed	1.59%	1.59%	1.68%	1.69%	1.69%

Net investment income	0.62%	0.78%	0.61%	0.55%	0.85%

Supplemental Data
Net assets, end of year (000)	$3,017	$2,567	$2,492	$2,277	$1,944

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(f)	30%	77%	19%	42%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses iincurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.41%	0.38%	0.38%	0.41%	0.35%
Investments in underlying funds	0.16%	0.14%	0.17%	0.16%	0.17%

(f)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2040 Fund (continued)
	Class K
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$17.23	$16.32	$18.47	$20.16	$18.69

Net investment income(a)	0.35	0.34	0.40	0.39	0.41
Net realized and unrealized gain (loss)	3.26	0.99	(0.75)	0.79	2.81

Net increase (decrease) from investment operations	3.61	1.33	(0.35)	1.18	3.22

Distributions:(b)
From net investment income	(0.40)	(0.36)	(0.37)	(0.40)	(0.41)
From net realized gain	(2.31)	(0.06)	(1.43)	(2.47)	(1.34)

Total distributions	(2.71)	(0.42)	(1.80)	(2.87)	(1.75)

Net asset value, end of year	$18.13	$17.23	$16.32	$18.47	$20.16

Total Return(c)
Based on net asset value	21.66%	8.19%	(1.98)%	5.85%	17.41%

Ratios to Average Net Assets(d)(e)
Total expenses	0.34%	0.34%	0.36%	0.34%	0.33%

Total expenses after fees waived and/or reimbursed	0.34%	0.34%	0.35%	0.34%	0.33%

Net investment income	1.87%	2.07%	2.21%	1.90%	2.05%

Supplemental Data
Net assets, end of year (000)	$40,407	$33,644	$14,470	$4,980	$5,733

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(f)	30%	77%	19%	42%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.41%	0.38%	0.38%	0.40%	0.35%
Investments in underlying funds	0.16%	0.14%	0.17%	0.16%	0.17%

(f)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

44	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2040 Fund (continued)
	Class R
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$17.04	$16.15	$18.29	$19.98	$18.54

Net investment income(a)	0.22	0.23	0.21	0.20	0.22
Net realized and unrealized gain (loss)	3.22	0.98	(0.69)	0.80	2.78

Net increase (decrease) from investment operations	3.44	1.21	(0.48)	1.00	3.00

Distributions:(b)
From net investment income	(0.28)	(0.26)	(0.23)	(0.22)	(0.22)
From net realized gain	(2.31)	(0.06)	(1.43)	(2.47)	(1.34)

Total distributions	(2.59)	(0.32)	(1.66)	(2.69)	(1.56)

Net asset value, end of year	$17.89	$17.04	$16.15	$18.29	$19.98

Total Return(c)
Based on net asset value	20.86%	7.50%	(2.75)%	4.96%	16.33%

Ratios to Average Net Assets(d)(e)
Total expenses	0.99%	1.00%	1.17%	1.19%	1.19%

Total expenses after fees waived and/or reimbursed	0.99%	0.99%	1.17%	1.19%	1.18%

Net investment income	1.22%	1.40%	1.13%	1.01%	1.12%

Supplemental Data
Net assets, end of year (000)	$3,132	$2,190	$1,389	$1,162	$1,438

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(f)	30%	77%	19%	42%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.41%	0.38%	0.38%	0.39%	0.35%
Investments in underlying funds	0.16%	0.14%	0.17%	0.16%	0.17%

(f)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2050 Fund
	Institutional
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$18.58	$17.53	$19.59	$21.37	$19.18

Net investment income(a)	0.33	0.31	0.28	0.33	0.41
Net realized and unrealized gain (loss)	3.89	1.12	(0.74)	0.89	3.36

Net increase (decrease) from investment operations	4.22	1.43	(0.46)	1.22	3.77

Distributions:(b)
From net investment income	(0.40)	(0.38)	(0.30)	(0.34)	(0.39)
From net realized gain	(0.86)	—	(1.30)	(2.66)	(1.19)

Total distributions	(1.26)	(0.38)	(1.60)	(3.00)	(1.58)

Net asset value, end of year	$21.54	$18.58	$17.53	$19.59	$21.37

Total Return(c)
Based on net asset value	22.85%	8.19%	(2.46)%	5.73%	19.82%

Ratios to Average Net Assets(d)(e)
Total expenses	0.54%	0.55%	0.66%	0.68%	0.71%

Total expenses after fees waived and/or reimbursed	0.53%	0.54%	0.65%	0.67%	0.70%

Net investment income	1.59%	1.71%	1.42%	1.51%	1.97%

Supplemental Data
Net assets, end of year (000)	$18,804	$31,857	$40,444	$108,741	$166,385

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(f)	35%	70%	36%	48%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.42%	0.40%	0.42%	0.41%	0.36%
Investments in underlying funds	0.16%	0.15%	0.19%	0.17%	0.15%

(f)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

46	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2050 Fund (continued)
	Investor A
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$18.54	$17.49	$19.56	$21.35	$19.17

Net investment income(a)	0.29	0.27	0.27	0.28	0.35
Net realized and unrealized gain (loss)	3.86	1.11	(0.77)	0.89	3.36

Net increase (decrease) from investment operations	4.15	1.38	(0.50)	1.17	3.71

Distributions:(b)
From net investment income	(0.36)	(0.33)	(0.27)	(0.30)	(0.34)
From net realized gain	(0.86)	—	(1.30)	(2.66)	(1.19)

Total distributions	(1.22)	(0.33)	(1.57)	(2.96)	(1.53)

Net asset value, end of year	$21.47	$18.54	$17.49	$19.56	$21.35

Total Return(c)
Based on net asset value	22.48%	7.95%	(2.65)%	5.47%	19.48%

Ratios to Average Net Assets(d)(e)
Total expenses	0.79%	0.80%	0.92%	0.93%	0.96%

Total expenses after fees waived and/or reimbursed	0.78%	0.79%	0.91%	0.92%	0.95%

Net investment income	1.43%	1.51%	1.38%	1.30%	1.67%

Supplemental Data
Net assets, end of year (000)	$82,949	$69,168	$70,473	$70,442	$62,891

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(f)	35%	70%	36%	48%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.42%	0.40%	0.40%	0.42%	0.36%
Investments in underlying funds	0.16%	0.15%	0.19%	0.17%	0.15%

(f)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2050 Fund (continued)
	Investor C
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$18.38	$17.35	$19.43	$21.23	$19.10

Net investment income(a)	0.14	0.13	0.13	0.12	0.24
Net realized and unrealized gain (loss)	3.81	1.09	(0.77)	0.87	3.30

Net increase (decrease) from investment operations	3.95	1.22	(0.64)	0.99	3.54

Distributions:(b)
From net investment income	(0.21)	(0.19)	(0.14)	(0.13)	(0.22)
From net realized gain	(0.86)	—	(1.30)	(2.66)	(1.19)

Total distributions	(1.07)	(0.19)	(1.44)	(2.79)	(1.41)

Net asset value, end of year	$21.26	$18.38	$17.35	$19.43	$21.23

Total Return(c)
Based on net asset value	21.53%	7.08%	(3.41)%	4.67%	18.60%

Ratios to Average Net Assets(d)(e)
Total expenses	1.59%	1.60%	1.68%	1.69%	1.72%

Total expenses after fees waived and/or reimbursed	1.58%	1.59%	1.67%	1.68%	1.71%

Net investment income	0.66%	0.72%	0.66%	0.55%	1.14%

Supplemental Data
Net assets, end of year (000)	$1,211	$744	$717	$605	$553

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(f)	35%	70%	36%	48%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.42%	0.40%	0.40%	0.42%	0.36%
Investments in underlying funds	0.16%	0.15%	0.19%	0.17%	0.15%

(f)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

48	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2050 Fund (continued)
	Class K
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$18.63	$17.58	$19.66	$21.44	$19.24

Net investment income(a)	0.39	0.36	0.39	0.42	0.46
Net realized and unrealized gain (loss)	3.88	1.11	(0.78)	0.89	3.39

Net increase (decrease) from investment operations	4.27	1.47	(0.39)	1.31	3.85

Distributions:(b)
From net investment income	(0.45)	(0.42)	(0.39)	(0.43)	(0.46)
From net realized gain	(0.86)	—	(1.30)	(2.66)	(1.19)

Total distributions	(1.31)	(0.42)	(1.69)	(3.09)	(1.65)

Net asset value, end of year	$21.59	$18.63	$17.58	$19.66	$21.44

Total Return(c)
Based on net asset value	23.07%	8.43%	(2.10)%	6.12%	20.19%

Ratios to Average Net Assets(d)(e)
Total expenses	0.34%	0.34%	0.34%	0.33%	0.36%

Total expenses after fees waived and/or reimbursed	0.33%	0.33%	0.33%	0.32%	0.35%

Net investment income	1.89%	2.00%	2.01%	1.95%	2.22%

Supplemental Data
Net assets, end of year (000)	$17,057	$13,388	$1,647	$1,257	$821

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(f)	35%	70%	36%	48%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.42%	0.40%	0.40%	0.43%	0.36%
Investments in underlying funds	0.16%	0.15%	0.19%	0.17%	0.15%

(f)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2050 Fund (continued)
	Class R
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$18.50	$17.45	$19.53	$21.31	$19.14

Net investment income(a)	0.25	0.23	0.23	0.22	0.30
Net realized and unrealized gain (loss)	3.85	1.11	(0.78)	0.89	3.35

Net increase (decrease) from investment operations	4.10	1.34	(0.55)	1.11	3.65

Distributions:(b)
From net investment income	(0.32)	(0.29)	(0.23)	(0.23)	(0.29)
From net realized gain	(0.86)	—	(1.30)	(2.66)	(1.19)

Total distributions	(1.18)	(0.29)	(1.53)	(2.89)	(1.48)

Net asset value, end of year	$21.42	$18.50	$17.45	$19.53	$21.31

Total Return(c)
Based on net asset value	22.24%	7.75%	(2.92)%	5.21%	19.19%

Ratios to Average Net Assets(d)(e)
Total expenses	0.99%	1.00%	1.17%	1.18%	1.21%

Total expenses after fees waived and/or reimbursed	0.98%	0.99%	1.16%	1.17%	1.20%

Net investment income	1.22%	1.31%	1.20%	1.01%	1.42%

Supplemental Data
Net assets, end of year (000)	$1,548	$1,324	$1,550	$1,091	$1,126

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(f)	35%	70%	36%	48%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.42%	0.40%	0.40%	0.40%	0.36%
Investments in underlying funds	0.16%	0.15%	0.19%	0.17%	0.15%

(f)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

50	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout the period)

	BlackRock LifePath Dynamic 2060 Fund
	Institutional
	Period from 05/31/17(a) to 12/31/17
Net asset value, beginning of period	$10.00

Net investment income(b)	0.13
Net realized and unrealized gain	1.04

Net increase from investment operations	1.17

Distributions from net investment income(c)	(0.15)

Net asset value, end of period	$11.02

Total Return(d)
Based on net asset value	11.71	%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	1.03	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.56	%(h)

Net investment income	2.07	%(h)

Supplemental Data
Net assets, end of period (000)	$27

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(j)	35%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

Period 05/31/17(a) to 12/31/17
Allocated fees waived	1.88%
Investments in underlying funds	0.23%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.37%.
(j)	Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and International Tilts Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	BlackRock LifePath Dynamic 2060 Fund (continued)
	Investor A
	Period from 05/31/17(a) to 12/31/17
Net asset value, beginning of period	$10.00

Net investment income(b)	0.11
Net realized and unrealized gain	1.04

Net increase from investment operations	1.15

Distributions from net investment income(c)	(0.13)

Net asset value, end of period	$11.02

Total Return(d)
Based on net asset value	11.56	%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	1.29	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.82	%(h)

Net investment income	1.76	%(h)

Supplemental Data
Net assets, end of period (000)	$28

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(j)	35%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

Period 05/31/17(a) to 12/31/17
Allocated fees waived	1.88%
Investments in underlying funds	0.23%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.62%.
(j)	Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and International Tilts Master Portfolio.

See notes to financial statements.

52	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	BlackRock LifePath Dynamic 2060 Fund (continued)
	Investor C
	Period from 05/31/17(a) to 12/31/17
Net asset value, beginning of period	$10.00

Net investment income(b)	0.06
Net realized and unrealized gain	1.05

Net increase from investment operations	1.11

Distributions from net investment income(c)	(0.09)

Net asset value, end of period	$11.02

Total Return(d)
Based on net asset value	11.07	%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	2.08	%(h)(i)

Total expenses after fees waived and/or reimbursed	1.61	%(h)

Net investment income	0.94	%(h)

Supplemental Data
Net assets, end of period (000)	$28

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(j)	35%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

Period 05/31/17(a) to 12/31/17
Allocated fees waived	1.88%
Investments in underlying funds	0.23%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 2.41%.
(j)	Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and International Tilts Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	BlackRock LifePath Dynamic 2060 Fund (continued)
	Class K
	Period from 05/31/17(a) to 12/31/17
Net asset value, beginning of period	$10.00

Net investment income(b)	0.13
Net realized and unrealized gain	1.05

Net increase from investment operations	1.18

Distributions from net investment income(c)	(0.16)

Net asset value, end of period	$11.02

Total Return(d)
Based on net asset value	11.82	%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.82	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.35	%(h)

Net investment income	2.11	%(h)

Supplemental Data
Net assets, end of period (000)	$2,116

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(j)	35%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

Period 05/31/17(a) to 12/31/17
Allocated fees waived	1.88%
Investments in underlying funds	0.23%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.15%.
(j)	Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and International Tilts Master Portfolio.

See notes to financial statements.

54	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	BlackRock LifePath Dynamic 2060 Fund (continued)
	Class R
	Period from 05/31/17(a) to 12/31/17
Net asset value, beginning of period	$10.00

Net investment income(b)	0.10
Net realized and unrealized gain	1.04

Net increase from investment operations	1.14

Distributions from net investment income(c)	(0.12)

Net asset value, end of period	$11.02

Total Return(d)
Based on net asset value	11.40	%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	1.49	%(h)(i)

Total expenses after fees waived and/or reimbursed	1.01	%(h)

Net investment income	1.55	%(h)

Supplemental Data
Net assets, end of period (000)	$22

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(j)	35%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

Period 05/31/17(a) to 12/31/17
Allocated fees waived	1.88%
Investments in underlying funds	0.23%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.82%.
(j)	Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and International Tilts Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following series of the Trust are referred to herein collectively as the “LifePath Dynamic Funds” or individually as a “LifePath Dynamic Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Dynamic Retirement Fund	LifePath Dynamic Retirement Fund	Diversified
BlackRock LifePath® Dynamic 2020 Fund	LifePath Dynamic 2020 Fund	Diversified
BlackRock LifePath® Dynamic 2030 Fund	LifePath Dynamic 2030 Fund	Diversified
BlackRock LifePath® Dynamic 2040 Fund	LifePath Dynamic 2040 Fund	Diversified
BlackRock LifePath® Dynamic 2050 Fund	LifePath Dynamic 2050 Fund	Diversified
BlackRock LifePath® Dynamic 2060 Fund	LifePath Dynamic 2060 Fund	Diversified

Each LifePath Dynamic Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): LifePath® Dynamic Retirement Master Portfolio, LifePath® Dynamic 2020 Master Portfolio, LifePath® Dynamic 2030 Master Portfolio, LifePath® Dynamic 2040 Master Portfolio, LifePath® Dynamic 2050 Master Portfolio and LifePath® Dynamic 2060 Master Portfolio (each, a “LifePath Dynamic Master Portfolio” and together, the “LifePath Dynamic Master Portfolios”). MIP is an affiliate of the Trust. Each LifePath Dynamic Master Portfolio has the same investment objective and strategies as its corresponding LifePath Dynamic Fund. The value of each LifePath Dynamic Fund’s investment in its corresponding LifePath Dynamic Master Portfolio reflects the LifePath Dynamic Fund’s proportionate interest in the net assets of the LifePath Dynamic Master Portfolio. The performance of each LifePath Dynamic Fund is directly affected by the performance of the corresponding LifePath Dynamic Master Portfolio. At December 31, 2017, the percentage of each LifePath Dynamic Master Portfolio owned by the corresponding LifePath Dynamic Fund was approximately 100%. As such, the financial statements of the LifePath Dynamic Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the LifePath Dynamic Funds’ financial statements.

Each LifePath Dynamic Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are available only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R	No	No		None
Investor A	Yes	No	(a)	None
Investor C	No	Yes		None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The LifePath Dynamic Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Dynamic Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from each LifePath Dynamic Master Portfolio are accounted for on a trade date basis. Each LifePath Dynamic Fund records its proportionate share of its LifePath Dynamic Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the LifePath Dynamic Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a LifePath Dynamic Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a LifePath Dynamic Fund enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Dynamic Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Dynamic Fund, which cannot be predicted with any certainty.

56	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Other: Expenses directly related to a LifePath Dynamic Fund or its classes are charged to that LifePath Dynamic Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the LifePath Dynamic Funds and other shared expenses prorated to the LifePath Dynamic Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The LifePath Dynamic Funds’ policy is to value their financial instruments at fair value. Each LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value based on the LifePath Dynamic Funds’ proportionate interest in the net assets of the LifePath Dynamic Master Portfolio. Valuation of securities held by the LifePath Dynamic Master Portfolios is discussed in Note 3 of the LifePath Dynamic Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the LifePath Dynamic Funds, entered into an Administration Agreement with BAL, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Dynamic Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Dynamic Funds. BAL is entitled to receive for these administrative services an annual fee of 0.35% based on the average daily net assets of each LifePath Dynamic Funds’ Institutional and Investor A Shares, 0.40% of the average daily net assets of Investor C Shares, 0.15% of the average daily net assets of Class K Shares and 0.30% of the average daily net assets of Class R Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Dynamic Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the year ended December 31, 2017, the following table shows the class specific administration fees borne directly by each class of each LifePath Dynamic Fund.

	Institutional	Investor A	Investor C	Class K	Class R	Total
LifePath Dynamic Retirement Fund	$156,482	$284,194	$4,343	$21,415	$3,319	$469,753
LifePath Dynamic 2020 Fund	386,079	854,118	12,801	46,653	9,453	1,309,104
LifePath Dynamic 2030 Fund	358,828	933,890	14,672	48,642	7,681	1,363,713
LifePath Dynamic 2040 Fund	295,231	702,860	11,631	55,424	8,329	1,073,475
LifePath Dynamic 2050 Fund	71,112	266,378	3,811	22,550	4,338	368,189
LifePath Dynamic 2060 Fund*	44	49	57	1,771	37	1,958

*	Commenced operations on May 31, 2017.

Service and Distribution Fees: The Trust, on behalf of the LifePath Dynamic Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each LifePath Dynamic Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each LifePath Dynamic Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the LifePath Dynamic Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended December 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of each LifePath Dynamic Fund:

Service and Distribution Fees	Investor A	Investor C	Class R	Total
LifePath Dynamic Retirement Fund	$202,978	$10,865	$5,538	$219,381
LifePath Dynamic 2020 Fund	609,436	32,016	15,721	657,173
LifePath Dynamic 2030 Fund	666,833	36,720	12,789	716,342
LifePath Dynamic 2040 Fund	501,940	29,085	13,900	544,925
LifePath Dynamic 2050 Fund	190,392	9,547	7,227	207,166
LifePath Dynamic 2060 Fund*	36	142	62	240

*	Commenced operations on May 31, 2017.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements  (continued)

Other Fees: For the year ended December 31, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each LifePath Dynamic Fund’s Investor A Shares as follows:

	LifePath Dynamic Retirement Fund	LifePathDynamic 2020 Fund	LifePathDynamic 2030 Fund	LifePathDynamic 2040 Fund	LifePathDynamic 2050 Fund	LifePathDynamic 2060 Fund
Investor A	$247	$482	$2,063	$1,390	$361	$15

For the year ended December 31, 2017, affiliates received CDSCs as follows:

	LifePath Dynamic Retirement Fund	LifePath Dynamic 2020 Fund	LifePath Dynamic 2030 Fund	LifePath Dynamic 2040 Fund	LifePath Dynamic 2050 Fund	LifePath Dynamic 2060 Fund
Investor A	$355	$—	$—	$—	$—	$—
Investor C	—	1,122	132	91	77	—

Expense Waivers: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Dynamic Funds. BAL has contractually agreed to reimburse the LifePath Dynamic Funds or provide an offsetting credit against the administration fees paid by the LifePath Dynamic Funds in an amount equal to these independent expenses through April 30, 2027, except for LifePath Dynamic 2060 Fund which is through April 30, 2028. For the year ended December 31, 2017, the LifePath Dynamic Funds waived the following amounts:

	LifePath Dynamic Retirement Fund	LifePath Dynamic 2020 Fund	LifePath Dynamic 2030 Fund	LifePath Dynamic 2040 Fund	LifePath Dynamic 2050 Fund	LifePath Dynamic 2060 Fund
Amounts waived	$12,267	$12,256	$12,236	$12,225	$12,256	$9,921

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, the LifePath Dynamic Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the LifePath Dynamic Funds’ investment policies and restrictions. The LifePath Dynamic Funds are currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the LifePath Dynamic Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is the LifePath Dynamic Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

Each LifePath Dynamic Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Dynamic Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017, except for LifePath Dynamic 2060 Fund, which remains open for the period ended December 31, 2017. The statutes of limitations on each LifePath Dynamic Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Dynamic Funds as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Dynamic Funds’ financial statements.

The tax character of distributions paid was as follows:

		LifePath Dynamic Retirement Fund	LifePath Dynamic 2020 Fund	LifePath Dynamic 2030 Fund	LifePath Dynamic 2040 Fund	LifePath Dynamic 2050 Fund	LifePath Dynamic 2060 Fund
Ordinary income	12/31/17	$5,693,163	$13,049,239	$35,452,411	$23,079,290	$4,112,413	$31,412
	12/31/16	$2,762,696	$7,797,961	$12,214,567	$8,767,191	$2,337,036	$—
Long-term capital gains	12/31/17	7,429,153	6,438,001	15,524,894	23,857,281	2,598,928	—
	12/31/16	49,513	—	—	—	—	—

	12/31/17	$13,122,316	$19,487,240	$50,977,305	$46,936,571	$6,711,341	$31,412

	12/31/16	$2,812,209	$7,797,961	$12,214,567	$8,767,191	$2,337,036	$—

58	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

As of period end, the tax components of accumulated net earnings (losses) were as follows:

	LifePath Dynamic Retirement Fund	LifePath Dynamic 2020 Fund	LifePath Dynamic 2030 Fund	LifePath Dynamic 2040 Fund	LifePath Dynamic 2050 Fund	LifePath Dynamic 2060 Fund
Undistributed ordinary income	$1,539,982	$4,544,020	$6,089,134	$5,400,244	$1,883,185	$16,413
Undistributed long-term capital gains	114,912	185,774	734,631	607,589	221,433	—
Net unrealized gains (losses)(a)	28,701,120	87,375,263	35,773,784	73,213,017	22,997,332	188,961

	$30,356,014	$92,105,057	$42,597,549	$79,220,850	$25,101,950	$205,374

(a)	The difference between book-basis and tax-basis net unrealized gains were attributable primarily to the timing and recognition of partnership income.

During the year ended December 31, 2017, the LifePath Dynamic Funds listed below utilized the following amounts of their respective capital loss carryforward:

	LifePath Dynamic 2020 Fund	LifePath Dynamic 2050 Fund
Amount utilized	$4,292,285	$2,878,393

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 12/31/17		Year Ended 12/31/16
LifePath Dynamic Retirement Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	953,568	$10,609,900	1,565,418	$16,505,397
Shares issued in reinvestment of distributions	325,602	3,578,930	118,522	1,267,904
Shares redeemed	(3,393,004)	(37,634,362)	(9,758,765)	(102,008,107)

Net decrease	(2,113,834)	$(23,445,532)	(8,074,825)	$(84,234,806)

Investor A
Shares sold	1,458,928	$14,482,922	876,542	$8,269,555
Shares issued in reinvestment of distributions	818,958	7,978,784	139,648	1,338,052
Shares redeemed	(2,348,152)	(23,273,965)	(3,560,631)	(33,610,428)

Net decrease	(70,266)	$(812,259)	(2,544,441)	$(24,002,821)

Investor C
Shares sold	15,341	$169,634	31,036	$323,785
Shares issued in reinvestment of distributions	7,873	85,437	686	7,234
Shares redeemed	(28,235)	(312,605)	(85,417)	(895,963)

Net increase (decrease)	(5,021)	$(57,534)	(53,695)	$(564,944)

Class K
Shares sold	578,623	$6,414,180	1,167,834	$12,482,261
Shares issued in reinvestment of distributions	125,998	1,380,160	17,741	189,715
Shares redeemed	(324,379)	(3,606,116)	(941,876)	(10,138,580)

Net increase	380,242	$4,188,224	243,699	$2,533,396

Class R
Shares sold	33,706	$370,922	37,825	$400,024
Shares issued in reinvestment of distributions	8,874	96,731	834	8,900
Shares redeemed	(22,333)	(249,106)	(15,870)	(163,889)

Net decrease	20,247	$218,547	22,789	$245,035

Total Net Decrease	(1,788,632)	$(19,908,554)	(10,406,473)	$(106,024,140)

	Year Ended 12/31/17		Year Ended 12/31/16
LifePath Dynamic 2020 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,559,344	$24,366,356	2,310,157	$33,396,345
Shares issued in reinvestment of distributions	324,183	5,175,814	213,575	3,139,017
Shares redeemed	(5,515,682)	(85,272,440)	(10,888,973)	(158,213,919)

Net decrease	(3,632,155)	$(55,730,270)	(8,365,241)	$(121,678,557)

Investor A
Shares sold	1,126,167	$16,429,310	1,292,429	$17,402,182
Shares issued in reinvestment of distributions	841,377	12,389,009	300,658	4,100,129
Shares redeemed	(4,868,772)	(70,913,541)	(5,506,847)	(74,359,802)

Net decrease	(2,901,228)	$(42,095,222)	(3,913,760)	$(52,857,491)

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements  (continued)

	Year Ended 12/31/17		Year Ended 12/31/16
LifePath Dynamic 2020 Fund	Shares	Amount	Shares	Amount
Investor C
Shares sold	66,730	$1,028,622	77,936	$1,122,779
Shares issued in reinvestment of distributions	9,086	143,403	1,184	17,207
Shares redeemed	(53,272)	(820,550)	(42,525)	(605,273)

Net increase	22,544	$351,475	36,595	$534,713

Class K
Shares sold	860,135	$13,456,642	1,327,996	$19,286,384
Shares issued in reinvestment of distributions	103,514	1,644,384	33,739	495,588
Shares redeemed	(1,026,180)	(16,128,061)	(663,321)	(9,583,158)

Net increase	(62,531)	$(1,027,035)	698,414	$10,198,814

Class R
Shares sold	88,740	$1,390,969	100,591	$1,437,367
Shares issued in reinvestment of distributions	8,345	132,511	3,124	45,677
Shares redeemed	(143,301)	(2,263,546)	(128,406)	(1,894,667)

Net increase (decrease)	(46,216)	$(740,066)	(24,691)	$(411,623)

Total Net Decrease	(6,619,586)	$(99,241,118)	(11,568,683)	$(164,214,144)

	Year Ended 12/31/17		Year Ended 12/31/16
LifePath Dynamic 2030 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,408,961	$20,378,942	2,845,466	$37,796,504
Shares issued in reinvestment of distributions	814,176	11,618,791	318,039	4,347,358
Shares redeemed	(6,146,851)	(88,426,584)	(9,778,281)	(131,038,425)

Net decrease	(3,923,714)	$(56,428,851)	(6,614,776)	$(88,894,563)

Investor A
Shares sold	1,570,302	$22,178,049	1,706,475	$22,231,257
Shares issued in reinvestment of distributions	2,493,218	34,264,088	524,896	6,950,240
Shares redeemed	(5,032,560)	(70,413,743)	(5,246,077)	(68,705,788)

Net decrease	(969,040)	$(13,971,606)	(3,014,706)	$(39,524,291)

Investor C
Shares sold	70,074	$995,557	69,165	$911,541
Shares issued in reinvestment of distributions	31,872	446,601	3,901	52,674
Shares redeemed	(61,274)	(881,578)	(80,072)	(1,063,499)

Net increase (decrease)	40,672	$560,580	(7,006)	$(99,284)

Class K
Shares sold	1,032,750	$15,042,124	1,302,059	$17,569,962
Shares issued in reinvestment of distributions	302,830	4,313,977	57,376	785,139
Shares redeemed	(1,092,384)	(15,861,669)	(449,412)	(6,086,275)

Net increase	243,196	$3,494,432	910,023	$12,268,826

Class R
Shares sold	78,984	$1,137,648	98,977	$1,294,764
Shares issued in reinvestment of distributions	20,587	290,754	5,192	70,338
Shares redeemed	(147,185)	(2,124,603)	(145,726)	(2,002,110)

Net decrease	(47,614)	$(696,201)	(41,557)	$(637,008)

Total Net Decrease	(4,656,500)	$(67,041,646)	(8,768,022)	$(116,886,320)

60	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

	Year Ended 12/31/17		Year Ended 12/31/16
LifePath Dynamic 2040 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	729,837	$13,269,843	2,093,654	$34,155,403
Shares issued in reinvestment of distributions	572,435	10,274,810	206,176	3,442,876
Shares redeemed	(4,660,918)	(84,102,502)	(6,680,899)	(110,515,951)

Net decrease	(3,358,646)	$(60,557,849)	(4,381,069)	$(72,917,672)

Investor A
Shares sold	979,627	$16,675,026	1,180,159	$18,053,147
Shares issued in reinvestment of distributions	1,842,529	30,413,041	290,559	4,518,002
Shares redeemed	(3,099,252)	(52,016,861)	(3,466,536)	(53,129,777)

Net decrease	(277,096)	$(4,928,794)	(1,995,818)	$(30,558,628)

Investor C
Shares sold	45,861	$836,670	63,727	$1,032,133
Shares issued in reinvestment of distributions	22,504	397,840	1,776	29,380
Shares redeemed	(50,199)	(912,824)	(69,124)	(1,086,871)

Net increase (decrease)	18,166	$321,686	(3,621)	$(25,358)

Class K
Shares sold	609,847	$11,226,600	1,431,567	$23,747,441
Shares issued in reinvestment of distributions	302,037	5,451,629	43,724	737,300
Shares redeemed	(636,201)	(11,696,671)	(408,844)	(6,833,838)

Net increase	275,683	$4,981,558	1,066,447	$17,650,903

Class R
Shares sold	93,796	$1,687,210	92,824	$1,518,036
Shares issued in reinvestment of distributions	22,225	395,939	2,355	39,198
Shares redeemed	(69,535)	(1,270,631)	(52,618)	(868,609)

Net increase	46,486	$812,518	42,561	$688,625

Total Net Decrease	(3,295,407)	$(59,370,881)	(5,271,500)	$(85,162,130)

	Year Ended 12/31/17		Year Ended 12/31/16
LifePath Dynamic 2050 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	381,353	$7,662,348	1,095,707	$19,254,085
Shares issued in reinvestment of distributions	50,253	1,073,593	42,443	770,344
Shares redeemed	(1,272,942)	(24,975,469)	(1,731,280)	(30,736,648)

Net decrease	(841,336)	$(16,239,528)	(593,130)	$(10,712,219)

Investor A
Shares sold	700,095	$14,208,740	859,113	$15,159,203
Shares issued in reinvestment of distributions	211,901	4,519,138	68,744	1,249,122
Shares redeemed	(780,354)	(15,863,200)	(1,226,251)	(21,881,946)

Net decrease	131,642	$2,864,678	(298,394)	$(5,473,621)

Investor C
Shares sold	25,364	$516,585	19,481	$341,315
Shares issued in reinvestment of distributions	2,693	57,116	412	7,448
Shares redeemed	(11,610)	(235,158)	(20,745)	(356,615)

Net increase (decrease)	16,447	$338,543	(852)	$(7,852)

Class K
Shares sold	298,730	$6,169,873	740,448	$13,213,694
Shares issued in reinvestment of distributions	45,774	979,593	15,667	286,120
Shares redeemed	(273,080)	(5,607,726)	(131,139)	(2,366,741)

Net increase	71,424	$1,541,740	624,976	$11,133,073

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements  (continued)

	Year Ended 12/31/17		Year Ended 12/31/16
LifePath Dynamic 2050 Fund	Shares	Amount	Shares	Amount

Class R
Shares sold	39,247	$799,015	55,199	$980,954
Shares issued in reinvestment of distributions	3,812	81,153	1,296	23,534
Shares redeemed	(42,330)	(860,729)	(73,776)	(1,294,024)

Net increase (decrease)	729	$19,439	(17,281)	$(289,536)

Total Net Decrease	(621,094)	$(11,475,128)	(284,681)	$(5,350,155)

	Period 05/31/17(a) to 12/31/17
LifePath Dynamic 2060 Fund	Shares	Amount
Institutional
Shares sold	2,478	$25,215
Shares issued in reinvestment of distributions	4	47
Shares redeemed	(9)	(100)

Net increase	2,473	$25,162

Investor A
Shares sold	2,575	$26,016
Shares issued in reinvestment of distributions	6	62
Shares redeemed	(2)	(21)

Net increase	2,579	$26,057

Investor C
Shares sold	2,511	$25,180
Shares issued in reinvestment of distributions	3	38
Shares redeemed	—	—

Net increase	2,514	$25,218

Class K
Shares sold	192,010	$1,920,100
Shares issued in reinvestment of distributions	—	1
Shares redeemed	—	—

Net increase	192,010	$1,920,101

Class R
Shares sold	2,010	$20,100
Shares issued in reinvestment of distributions	—	1
Shares redeemed	—	—

Net increase	2,010	$20,101

Total Net Increase	201,586	$2,016,639

(a)	Commencement of operations.

At December 31, 2017, shares of the LifePath Dynamic Funds owned by BlackRock HoldCo 2, Inc., an affiliate of the LifePath Dynamic Funds, were as follows:

LifePath Dynamic 2060 Fund
Institutional	2,000
Investor A	2,000
Investor C	2,000
Class K	192,000
Class R	2,000

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the LifePath Dynamic Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

62	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm	BlackRock Funds III

To the Board of Trustees of BlackRock Funds III and the Shareholders of BlackRock LifePath® Dynamic Retirement Fund, BlackRock LifePath® Dynamic 2020 Fund, BlackRock LifePath® Dynamic 2030 Fund, BlackRock LifePath® Dynamic 2040 Fund, BlackRock LifePath® Dynamic 2050 Fund and BlackRock LifePath® Dynamic 2060 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of BlackRock LifePath® Dynamic Retirement Fund, BlackRock LifePath® Dynamic 2020 Fund, BlackRock LifePath® Dynamic 2030 Fund, BlackRock LifePath® Dynamic 2040 Fund, BlackRock LifePath® Dynamic 2050 Fund and LifePath® Dynamic 2060 Fund (six of the funds constituting BlackRock Funds III, hereafter collectively referred to as the “Funds”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 for BlackRock LifePath® Dynamic Retirement Fund, BlackRock LifePath® Dynamic 2020 Fund, BlackRock LifePath® Dynamic 2030 Fund, BlackRock LifePath® Dynamic 2040 Fund and BlackRock LifePath® Dynamic 2050 Fund, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period May 31, 2017 (commencement of operations) through December 31, 2017 for LifePath® Dynamic 2060 Fund (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of operations for the year then ended, the changes in net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the five years in the period ended December 31, 2017 for BlackRock LifePath® Dynamic Retirement Fund, BlackRock LifePath® Dynamic 2020 Fund, BlackRock LifePath® Dynamic 2030 Fund, BlackRock LifePath® Dynamic 2040 Fund and BlackRock LifePath® Dynamic 2050 Fund, and the results of operations, changes in net assets, and the financial highlights for the period May 31, 2017 (commencement of operations) through December 31, 2017 for LifePath® Dynamic 2060 Fund in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the administrator of the Master Portfolio. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information  (unaudited)

The following information is provided with respect to the ordinary income distributions paid during the tax year ended December 31, 2017.

	Payable Dates	LifePath Dynamic Retirement Fund	LifePath Dynamic 2020 Fund	LifePath Dynamic 2030 Fund	LifePath Dynamic 2040 Fund	LifePath Dynamic 2050 Fund	LifePath Dynamic 2060 Fund
Qualified Dividend Income for Individuals(a)	Quarterly	15.54%	22.68%	12.81%	20.07%	40.22%	59.95%
Dividends Qualifying for the Dividend Received Deduction for Corporations(a)	Quarterly	6.17	8.70	4.54	6.99	13.79	21.99
Federal Obligation Interest(b)	Quarterly	2.73	2.95	0.74	0.34	0.08	0.23
Interest Related Dividends and Short-Term Capital Gains for Non-U.S. Residents(c)	Quarterly	91.00	83.81	87.22	75.32	52.06	2.62

(a)	The LifePath Dynamic Funds hereby designate the percentages indicated above or the maximum amount allowable by law.
(b)	The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.
(c)	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the LifePath Dynamic Funds distributed long-term capital gains per share as follows:

	Record Dates	LifePath Dynamic Retirement Fund	LifePath Dynamic 2020 Fund	LifePath Dynamic 2030 Fund	LifePath Dynamic 2040 Fund	LifePath Dynamic 2050 Fund	LifePath Dynamic 2060 Fund
Long-Term Capital Gains Per Share	6/29/17	$0.354628	$—	$0.231281	$0.847363	$—	$—
	12/28/17	0.209853	0.276177	0.341989	0.481006	0.480118	—

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	63

Master Portfolio Information as of December 31, 2017	Master Investment Portfolio

LifePath® Dynamic Retirement Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Fixed Income Funds	56%
Equity Funds	42
Common Stocks	1
Short-Term Securities	1

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
CoreAlpha Bond Master Portfolio	42%
Active Stock Master Portfolio	23
iShares TIPS Bond ETF	9
International Tilts Master Portfolio	6
Master Total Return Portfolio	5
BlackRock Commodity Strategies Fund	4
BlackRock Tactical Opportunities Fund	3
BlackRock Advantage Emerging Markets Fund	3
iShares Edge MSCI Multifactor USA ETF	2
iShares Edge MSCI Multifactor Intl ETF	1

LifePath® Dynamic 2020 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	49%
Fixed Income Funds	48
Common Stocks	2
Short-Term Securities	2
Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
CoreAlpha Bond Master Portfolio	34%
Active Stock Master Portfolio	26
iShares TIPS Bond ETF	8
International Tilts Master Portfolio	7
Master Total Return Portfolio	7
BlackRock Commodity Strategies Fund	4
BlackRock Advantage Emerging Markets Fund	4
BlackRock Tactical Opportunities Fund	3
iShares Edge MSCI Multifactor USA ETF	3
BlackRock Cash Funds: Treasury, SL Agency Shares	2

LifePath® Dynamic 2030 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	66%
Fixed Income Funds	25
Common Stocks	7
Short-Term Securities	1
Other Assets Less Liabilities	1

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
Active Stock Master Portfolio	37%
CoreAlpha Bond Master Portfolio	16
International Tilts Master Portfolio	10
BlackRock Advantage Emerging Markets Fund	5
Master Total Return Portfolio	5
iShares TIPS Bond ETF	4
BlackRock Commodity Strategies Fund	4
BlackRock Tactical Opportunities Fund	3
iShares Edge MSCI Multifactor Intl ETF	3
iShares MSCI EAFE Small-Cap ETF	2

The LifePath Dynamic Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Dynamic Master Portfolios are regularly monitored and their composition may vary throughout various periods.

64	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Master Portfolio Information as of December 31, 2017 (continued)	Master Investment Portfolio

LifePath® Dynamic 2040 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	81%
Common Stocks	12
Fixed Income Funds	6
Short-Term Securities	2
Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
Active Stock Master Portfolio	43%
International Tilts Master Portfolio	12
BlackRock Advantage Emerging Markets Fund	7
iShares Edge MSCI Multifactor USA ETF	5
BlackRock Commodity Strategies Fund	4
iShares Edge MSCI Multifactor Intl ETF	4
CoreAlpha Bond Master Portfolio	4
BlackRock Tactical Opportunities Fund	3
iShares MSCI EAFE Small-Cap ETF	3
BlackRock Cash Funds: Institutional, SL Agency Shares	2

LifePath® Dynamic 2050 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	83%
Common Stocks	15
Short-Term Securities	1
Fixed Income Funds	1

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
Active Stock Master Portfolio	42%
International Tilts Master Portfolio	14
BlackRock Advantage Emerging Markets Fund	8
iShares Edge MSCI Multifactor USA ETF	7
BlackRock Commodity Strategies Fund	4
iShares Edge MSCI Multifactor Intl ETF	4
iShares MSCI EAFE Small-Cap ETF	3
BlackRock Cash Funds: Institutional, SL Agency Shares	1
CoreAlpha Bond Master Portfolio	1
Simon Property Group, Inc.	1

LifePath® Dynamic 2060 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	84%
Common Stocks	15
Fixed Income Funds	1
Short-Term Securities	1
Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
Active Stock Master Portfolio	39%
International Tilts Master Portfolio	17
BlackRock Advantage Emerging Markets Fund	7
iShares Edge MSCI Multifactor USA ETF	7
iShares Edge MSCI Multifactor Intl ETF	5
BlackRock Commodity Strategies Fund	4
iShares MSCI Japan ETF	2
iShares MSCI Canada ETF	2
CoreAlpha Bond Master Portfolio	1
iShares Russell 2000 ETF	1

The LifePath Dynamic Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Dynamic Master Portfolios are regularly monitored and their composition may vary throughout various periods.

MASTER PORTFOLIO INFORMATION	65

Schedule of Investments December 31, 2017	LifePath Dynamic Retirement Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 99.2%

Equity Funds — 42.0%
Active Stock Master Portfolio	$31,652,550	$31,652,550
BlackRock Advantage Emerging Markets Fund(a)	353,782	3,923,444
BlackRock Commodity Strategies Fund	652,773	5,209,128
BlackRock Tactical Opportunities Fund	311,838	4,484,221
International Tilts Master Portfolio	$7,703,082	7,703,082
iShares Edge MSCI Multifactor Intl ETF	65,491	1,889,415
iShares Edge MSCI Multifactor USA ETF	72,047	2,290,374
iShares MSCI EAFE Small-Cap ETF	15,767	1,016,972

		58,169,186
Fixed Income Funds — 56.4%
CoreAlpha Bond Master Portfolio	$58,744,999	58,744,999
iShares TIPS Bond ETF(b)	106,675	12,169,484
Master Total Return Portfolio	$7,111,170	7,111,170

		78,025,653
Short-Term Securities — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.53%(c)(d)	1,071,586	1,071,693
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.21% (d)	45,724	45,724

		1,117,417

Total Affiliated Investment Companies (Cost — $100,317,418) — 99.2%		137,312,256

Common Stocks — 0.5%
Equity Real Estate Investment Trusts (REITs) — 0.0%
Great Portland Estates PLC	439	4,074
Ichigo Hotel REIT Investment Corp.	6	6,507
New South Resources Ltd.(a)	10,141	12,122
PRS REIT PLC(a)	2,938	4,195

		26,898
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	91	7,267
Mandarin Oriental International, Ltd.	3,500	7,070

		14,337
Household Durables — 0.0%
Glenveagh Properties PLC(a)(e)	5,021	7,109

Internet Software & Services — 0.0%
NEXTDC Ltd.(a)	783	3,658

IT Services — 0.0%
InterXion Holding NV(a)	125	7,366

Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.	131	17,107
American Campus Communities, Inc.	135	5,539
American Tower Corp.	19	2,711
AvalonBay Communities, Inc.	122	21,766
Boston Properties, Inc.	148	19,244
Canadian Apartment Properties REIT	238	7,066
Capital & Regional PLC	6,339	5,007
DDR Corp.	619	5,546
Duke Realty Corp.	335	9,115
EPR Properties	181	11,848
Equity Residential	99	6,313
Essex Property Trust, Inc.	41	9,896
Extra Space Storage, Inc.	166	14,517
Federal Realty Investment Trust	68	9,031
First Industrial Realty Trust, Inc.	288	9,063
Gecina SA	84	15,511

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Goodman Group	1,308	$8,571
Hammerson PLC	490	3,615
HCP, Inc.	493	12,857
Healthcare Trust of America, Inc., Class A	212	6,369
Highwoods Properties, Inc.	110	5,600
Host Hotels & Resorts, Inc.	897	17,806
Ichigo Office REIT Investment Corp.	10	6,860
Intu Properties PLC	3,058	10,421
Invincible Investment Corp.	26	11,065
Invitation Homes, Inc.	544	12,822
Kenedix Office Investment Corp.	1	5,680
Kenedix Retail REIT Corp.	3	6,197
Kilroy Realty Corp.	73	5,449
Klepierre SA	176	7,736
Land Securities Group PLC	772	10,489
Liberty Property Trust	252	10,839
Link REIT	500	4,626
Macerich Co.	110	7,225
Mid-America Apartment Communities, Inc.	108	10,861
Prologis, Inc.	79	5,096
Public Storage	22	4,598
QTS Realty Trust, Inc., Class A	118	6,391
Regency Centers Corp.	157	10,861
RioCan Real Estate Investment Trust	207	4,012
Sabra Health Care REIT, Inc.	480	9,010
Scentre Group	3,274	10,680
Simon Property Group, Inc.	181	31,085
Spirit Realty Capital, Inc.	1,259	10,802
Sun Communities, Inc.	59	5,474
Vastned Retail NV	85	4,212
Ventas, Inc.	242	14,522
VEREIT, Inc.	1,629	12,690
Vornado Realty Trust	70	5,473
Westfield Corp.	1,871	13,823

		483,097
Real Estate Management & Development — 0.1%
Aedas Homes SAU(a)(e)	203	7,453
Aroundtown SA	1,764	13,580
BUWOG AG	439	15,129
Capital & Counties Properties PLC	460	1,983
CK Asset Holdings Ltd.	2,000	17,434
Entra ASA(e)	442	6,568
First Capital Realty, Inc.	385	6,346
Mega Manunggal Property Tbk PT(a)	135,300	5,705
Mitsui Fudosan Co. Ltd.	600	13,419
New World Development Co. Ltd.	5,000	7,513
Takara Leben Co., Ltd.	2,700	11,913
Unizo Holdings Co., Ltd.	600	16,259
Vonovia SE	174	8,621
Wharf Holdings Ltd.	1,000	3,449
Wharf Real Estate Investment Co., Ltd.(a)	1,000	6,656
Yanlord Land Group Ltd.	2,900	3,507

		145,535

Total Common Stocks (Cost — $652,746) — 0.5%		688,000

Total Investments (Cost — $100,970,164) — 99.7%		138,000,256
Other Assets Less Liabilities — 0.3%		423,945

Net Assets — 100.0%		$138,424,201

66	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic Retirement Master Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/16	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$29,539,148	$2,113,402	(b)	—		$31,652,550	$31,652,550	$511,698		$2,872,439	$826,398
BlackRock Advantage Emerging Markets Fund	—	393,308		(39,526)		353,782	3,923,444	—		16,026	509,446
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,071,586	(b)	—		1,071,586	1,071,693	3,417	(c)	608	—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,907,840	—		(4,862,116	)(d)	45,724	45,724	8,836		—	—
BlackRock Commodity Strategies Fund	762,943	76,316		(186,486)		652,773	5,209,128	36,277		87,310	330,320
BlackRock Tactical Opportunities Fund	362,953	5,777		(56,892)		311,838	4,484,221	40,134		166	304,714
CoreAlpha Bond Master Portfolio	$62,729,342	—		$(3,984,343	)(d)	$58,744,999	58,744,999	1,425,165		585,410	1,845,062
International Tilts Master Portfolio	$9,504,215	—		$(1,801,133	)(d)	$7,703,082	7,703,082	230,657		1,023,595	1,902,481
iShares Edge MSCI Multifactor Intl ETF	77,696	36,106		(48,311)		65,491	1,889,415	62,331		188,832	161,393
iShares Edge MSCI Multifactor USA ETF	170,657	—		(98,610)		72,047	2,290,374	44,566		105,839	350,580
iShares MSCI EAFE Small-Cap ETF	32,472	9,048		(25,753)		15,767	1,016,972	34,628		450,565	(69,611)
iShares TIPS Bond ETF	123,381	2,266		(18,972)		106,675	12,169,484	256,552		187,742	(81,082)
Master Total Return Portfolio	$16,191,857	—		$(9,080,687	)(d)	$7,111,170	7,111,170	315,906		(56,406)	(277,883)

							$137,312,256	$2,970,167		$5,462,126	$5,801,818

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value sold.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NIKKEI 225 (OSE)	14	03/08/18	$2,827	$22,585
S&P/TSX 60 Index	7	03/15/18	1,066	3,903
Russell 2000 E-Mini Index	76	03/16/18	5,839	46,336
2-Year U.S. Treasury Note	13	03/29/18	2,783	(2,859)

				69,965

Short Contracts
S&P 500 E-Mini Index	66	03/16/18	8,831	(66,951)
U.S. Ultra Bond	50	03/20/18	8,383	(13,697)

				(80,648)

				$(10,683)

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	10,000	USD	7,587	Goldman Sachs International	01/18/18	$216
AUD	7,000	USD	5,344	Nomura International PLC	01/18/18	118
CAD	1,000	USD	796	Royal Bank of Canada	01/18/18	—
CAD	3,000	USD	2,345	State Street Bank and Trust Co.	01/18/18	42
CHF	7,000	USD	7,125	Standard Chartered Bank	01/18/18	65
EUR	2,000	USD	2,353	Goldman Sachs International	01/18/18	48
EUR	1,000	USD	1,183	Nomura International PLC	01/18/18	17
EUR	2,000	USD	2,360	State Street Bank and Trust Co.	01/18/18	42
EUR	1,000	USD	1,189	UBS AG	01/18/18	12
GBP	5,000	USD	6,734	Nomura International PLC	01/18/18	20
GBP	1,000	USD	1,322	Royal Bank of Canada	01/18/18	29
HKD	19,000	USD	2,432	UBS AG	01/18/18	1
ILS	3,000	USD	857	Citibank N.A.	01/18/18	5
JPY	502,000	USD	4,430	Barclays Bank PLC	01/18/18	28
JPY	514,000	USD	4,550	Standard Chartered Bank	01/18/18	14
NZD	1,000	USD	686	Bank of America N.A.	01/18/18	22
SEK	3,000	USD	360	Citibank N.A.	01/18/18	6
SEK	20,000	USD	2,398	Goldman Sachs International	01/18/18	42
SEK	31,000	USD	3,721	Goldman Sachs International	01/18/18	62
SEK	2,000	USD	241	State Street Bank and Trust Co.	01/18/18	3
SGD	2,000	USD	1,485	Citibank N.A.	01/18/18	11
SGD	19,000	USD	13,968	State Street Bank and Trust Co.	01/18/18	241
USD	1,666	HKD	13,000	State Street Bank and Trust Co.	01/18/18	1
USD	4,229	HKD	33,000	State Street Bank and Trust Co.	01/18/18	4
USD	429	JPY	48,000	Citibank N.A.	01/18/18	3
USD	430	JPY	48,000	Citibank N.A.	01/18/18	4
USD	866	JPY	97,000	Citibank N.A.	01/18/18	5
USD	429	JPY	48,000	Goldman Sachs International	01/18/18	3
USD	1,343	JPY	151,000	Nomura International PLC	01/18/18	2
USD	2,079	NOK	17,000	Goldman Sachs International	01/18/18	7
USD	3,496	NOK	28,000	Standard Chartered Bank	01/18/18	84
CAD	1,129,722	USD	888,743	Nomura International PLC	03/21/18	10,929
GBP	72,009	USD	97,108	Barclays Bank PLC	03/21/18	363
USD	535,941	JPY	59,974,218	State Street Bank and Trust Co.	03/22/18	1,575

						14,024

HKD	144,000	USD	18,484	Barclays Bank PLC	01/18/18	(47)
HKD	21,000	USD	2,692	Citibank N.A.	01/18/18	(3)
HKD	33,000	USD	4,235	Royal Bank of Canada	01/18/18	(10)
JPY	103,000	USD	916	Standard Chartered Bank	01/18/18	(1)
SEK	29,000	USD	3,545	Citibank N.A.	01/18/18	(7)
USD	767	AUD	1,000	Citibank N.A.	01/18/18	(13)
USD	3,076	AUD	4,000	Citibank N.A.	01/18/18	(45)
USD	6,138	AUD	8,000	Citibank N.A.	01/18/18	(104)
USD	3,823	AUD	5,000	Deutsche Bank AG	01/18/18	(78)
USD	769	AUD	1,000	Goldman Sachs International	01/18/18	(11)
USD	1,502	AUD	2,000	Goldman Sachs International	01/18/18	(59)
USD	2,336	AUD	3,000	Goldman Sachs International	01/18/18	(4)
USD	755	AUD	1,000	Nomura International PLC	01/18/18	(25)
USD	3,070	AUD	4,000	Royal Bank of Canada	01/18/18	(51)
USD	1,167	EUR	1,000	Citibank N.A.	01/18/18	(34)
USD	10,680	EUR	9,000	Citibank N.A.	01/18/18	(128)
USD	1,183	EUR	1,000	State Street Bank and Trust Co.	01/18/18	(18)
USD	3,590	EUR	3,000	UBS AG	01/18/18	(13)
USD	1,341	GBP	1,000	Barclays Bank PLC	01/18/18	(10)
USD	1,341	GBP	1,000	Nomura International PLC	01/18/18	(10)
USD	4,037	GBP	3,000	Nomura International PLC	01/18/18	(15)
USD	1,332	GBP	1,000	State Street Bank and Trust Co.	01/18/18	(19)
USD	5,318	GBP	4,000	State Street Bank and Trust Co.	01/18/18	(85)
USD	7,425	HKD	58,000	JPMorgan Chase Bank N.A.	01/18/18	(1)
USD	5,788	IDR	79,325,000	BNP Paribas S.A.	01/18/18	(51)
USD	274	JPY	31,000	Barclays Bank PLC	01/18/18	(1)

68	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,118	JPY	1,711,000	Citibank N.A.	01/18/18	$(77)
USD	647	JPY	73,000	Royal Bank of Canada	01/18/18	(1)
USD	242	NOK	2,000	Deutsche Bank AG	01/18/18	(1)
USD	121	NOK	1,000	Standard Chartered Bank	01/18/18	(1)
USD	738	SGD	1,000	JPMorgan Chase Bank N.A.	01/18/18	(10)
USD	333,481	EUR	280,840	State Street Bank and Trust Co.	03/21/18	(5,048)
JPY	20,000,000	USD	178,365	State Street Bank and Trust Co.	03/22/18	(166)

						(6,147)

	Net Unrealized Appreciation					$7,877

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$72,824	$—	$—	$—	$72,824
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts				14,024			14,024

	$—	$—	$72,824	$14,024	$—	$—	$86,848

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$66,951	$—	$16,556	$—	$83,507
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts				6,147			6,147

	$—	$—	$66,951	$6,147	$16,556	$—	$89,654

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended December 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,157,529	$224,340	$104,774	$—	$1,486,643
Forward foreign currency exchange contracts	—	—	—	145,755	—	—	145,755

	—	—	$1,157,529	$370,095	$104,774	$—	$1,632,398

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$206,744	$69,992	$(16,556)	$—	$260,180
Forward foreign currency exchange contracts	—	—	—	7,261	—	—	7,261

	$—	$—	$206,744	$77,253	$(16,556)	$—	$267,441

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$17,579,560
Average notional value of contracts — short	$21,478,290
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,170,966
Average amounts sold — in USD	$1,637,893

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic Retirement Master Portfolio

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

	Assets	Liabilities
Futures contracts	$223	$42,513
Forward foreign currency exchange contracts	14,024	6,147

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$14,247	$48,660
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(223)	(42,513)

Total derivative assets and liabilities subject to an MNA	$14,024	$6,147

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$22	$—	$—	$—	$22
Barclays Bank PLC	391	(58)	—	—	333
Citibank N.A.	34	(34)	—	—	—
Goldman Sachs International	378	(74)	—	—	304
Nomura International PLC	11,086	(50)	—	—	11,036
Royal Bank of Canada	29	(29)	—	—	—
Standard Chartered Bank	163	(2)	—	—	161
State Street Bank and Trust Co.	1,908	(1,908)	—	—	—
UBS AG	13	(13)	—	—	—

	$14,024	$(2,168)	$—	$—	$11,856

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Barclays Bank PLC	$58	$(58)	$—	$—	$—
BNP Paribas S.A.	51	—	—	—	51
Citibank N.A.	411	(34)	—	—	377
Deutsche Bank AG	79	—	—	—	79
Goldman Sachs International	74	(74)	—	—	—
JP Morgan Chase Bank N.A.	11	—	—	—	11
Nomura International PLC	50	(50)	—	—	—
Royal Bank of Canada	62	(29)	—	—	33
Standard Chartered Bank	2	(2)	—	—	—
State Street Bank and Trust Co.	5,336	(1,908)	—	—	3,428
UBS AG	13	(13)	—	—	—

	$6,147	$(2,168)	$—	$—	$3,979

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

70	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic Retirement Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$18,813,554	$—	$—	$18,813,554
Fixed Income Fund	12,169,484	—	—	12,169,484
Short-Term Securities	1,117,417	—	—	1,117,417
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	10,702	16,196	—	26,898
Hotels, Restaurants & Leisure	14,337	—	—	14,337
Household Durables	7,109	—	—	7,109
IT Services	7,366	—	—	7,366
Internet Software & Services	—	3,658	—	3,658
Real Estate Investment Trusts (REITs)	406,939	76,158	—	483,097
Real Estate Management & Development	40,603	104,932	—	145,535

Subtotal	$32,587,511	$200,944	$—	$32,788,455

Investments Valued at NAV(a)				105,211,801

Total Investments				$138,000,256

Derivative Financial Instruments(b)
Assets:
Equity contracts	$72,824	$—	$—	$72,824
Forward foreign currency contracts	—	14,024	—	14,024
Liabilities:
Equity contracts	(66,951)			(66,951)
Interest rate contracts	(16,556)	—	—	(16,556)
Forward foreign currency contracts	—	(6,147)	—	(6,147)

	$(10,683)	$7,877	$—	$(2,806)

(a)	As of December 31, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	71

Schedule of Investments December 31, 2017	LifePath Dynamic 2020 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 99.1%

Equity Funds — 49.0%
Active Stock Master Portfolio	$97,061,251	$97,061,251
BlackRock Advantage Emerging Markets Fund(a)	1,202,006	13,330,244
BlackRock Commodity Strategies Fund	1,735,182	13,846,756
BlackRock Tactical Opportunities Fund	821,636	11,815,125
International Tilts Master Portfolio	$26,203,316	26,203,316
iShares Edge MSCI Multifactor Intl ETF	204,135	5,889,295
iShares Edge MSCI Multifactor USA ETF	297,424	9,455,109
iShares MSCI EAFE Small-Cap ETF	56,886	3,669,147

		181,270,243
Fixed Income Funds — 48.0%
CoreAlpha Bond Master Portfolio	$125,214,086	125,214,086
iShares TIPS Bond ETF(b)	246,811	28,156,199
Master Total Return Portfolio	$24,155,339	24,155,339

		177,525,624
Short-Term Securities — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.53%(c)(d)	6,032,185	6,032,788
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.21%(d)	1,781,552	1,781,552

		7,814,340

Total Affiliated Investment Companies (Cost — $302,261,125) — 99.1%		366,610,207

Common Stocks — 1.6%

Equity Real Estate Investment Trusts (REITs) — 0.1%
Great Portland Estates PLC	3,710	34,432
Ichigo Hotel REIT Investment Corp.(b)	53	57,480
New South Resources Ltd.(a)(b)	85,610	102,327
PRS REIT PLC(a)	24,803	35,413

		229,652
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	766	61,173
Mandarin Oriental International, Ltd.	29,800	60,196

		121,369
Household Durables — 0.0%
Glenveagh Properties PLC(a)(e)	42,388	60,014

Internet Software & Services — 0.0%
NEXTDC Ltd.(a)	6,609	30,872

IT Services — 0.0%
InterXion Holding NV(a)	1,056	62,230

Real Estate Investment Trusts (REITs) — 1.1%
Alexandria Real Estate Equities, Inc.	1,109	144,824
American Campus Communities, Inc.	1,133	46,487
American Tower Corp.	161	22,970
AvalonBay Communities, Inc.	1,021	182,157
Boston Properties, Inc.	1,231	160,067
Canadian Apartment Properties REIT(b)	2,006	59,558
Capital & Regional PLC	53,514	42,267
DDR Corp.	5,222	46,789
Duke Realty Corp.	2,831	77,032
EPR Properties	1,531	100,219
Equity Residential	839	53,503
Essex Property Trust, Inc.	341	82,307
Extra Space Storage, Inc.(b)	1,390	121,555
Federal Realty Investment Trust	575	76,366
First Industrial Realty Trust, Inc.	2,433	76,567

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Gecina SA	697	$128,706
Goodman Group	11,041	72,346
Hammerson PLC	4,133	30,493
HCP, Inc.	4,094	106,772
Healthcare Trust of America, Inc., Class A	1,791	53,802
Highwoods Properties, Inc.	915	46,583
Host Hotels & Resorts, Inc.	7,478	148,438
Ichigo Office REIT Investment Corp.(b)	82	56,256
Intu Properties PLC	25,818	87,984
Invincible Investment Corp.	219	93,198
Invitation Homes, Inc.	4,590	108,186
Kenedix Office Investment Corp.	12	68,161
Kenedix Retail REIT Corp.	24	49,573
Kilroy Realty Corp.	619	46,208
Klepierre SA	1,489	65,448
Land Securities Group PLC	6,520	88,586
Liberty Property Trust	2,126	91,439
Link REIT	5,500	50,885
Macerich Co.	930	61,082
Mid-America Apartment Communities, Inc.	915	92,012
Prologis, Inc.	600	38,706
Public Storage	176	36,784
QTS Realty Trust, Inc., Class A	994	53,835
Regency Centers Corp.	1,329	91,940
RioCan Real Estate Investment Trust	1,752	33,953
Sabra Health Care REIT, Inc.	4,052	76,056
Scentre Group	27,640	90,161
Simon Property Group, Inc.	1,517	260,530
Spirit Realty Capital, Inc.	10,630	91,205
Sun Communities, Inc.	498	46,204
Vastned Retail NV	721	35,728
Ventas, Inc.	2,039	122,360
VEREIT, Inc.	13,748	107,097
Vornado Realty Trust	594	46,439
Westfield Corp.	17,722	130,933

		4,100,757
Real Estate Management & Development — 0.4%
Aedas Homes SAU(a)(e)	1,717	63,040
Aroundtown SA	15,314	117,891
BUWOG AG	3,702	127,579
Capital & Counties Properties PLC(b)	3,882	16,737
CK Asset Holdings Ltd.	17,000	148,192
Entra ASA(e)	3,729	55,409
First Capital Realty, Inc.	3,236	53,341
Mega Manunggal Property Tbk PT(a)	1,153,200	48,625
Mitsui Fudosan Co. Ltd.	4,900	109,591
Sun Hung Kai Properties Ltd.	4,000	66,596
Takara Leben Co., Ltd.	22,800	100,599
Unizo Holdings Co., Ltd.	5,000	135,492
Vonovia SE	1,666	82,546
Wharf Holdings Ltd.	5,000	17,243
Wharf Real Estate Investment Co., Ltd.(a)	9,000	59,901
Yanlord Land Group Ltd.	24,400	29,503

		1,232,285

Total Common Stocks (Cost — $5,451,383) — 1.6%		5,837,179

Total Investments (Cost — $307,712,508) — 100.7%		372,447,386
Liabilities in Excess of Other Assets — (0.7)%		(2,541,446)

Net Assets — 100.0%		$369,905,940

72	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2020 Master Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/16	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$99,452,464	—		$(2,391,213	)(b)	$97,061,251	$97,061,251	$1,632,101		$9,797,057	$(48,452,625)
BlackRock Advantage Emerging Markets Fund	—	1,441,178		(239,172)		1,202,006	13,330,244	—		74,780	1,730,888
BlackRock Cash Funds: Institutional, SL Agency Shares	228,795	5,803,390	(d)	—		6,032,185	6,032,788	7,802	(c)	(41)	(34)
BlackRock Cash Funds: Treasury, SL Agency Shares	15,283,000	—		(13,501,448	)(b)	1,781,552	1,781,552	54,201		—	—
BlackRock Commodity Strategies Fund	2,238,247	150,761		(653,826)		1,735,182	13,846,756	91,946		(112,958)	1,193,594
BlackRock Tactical Opportunities Fund	1,027,986	30,864		(237,214)		821,636	11,815,125	105,027		12,776	819,603
CoreAlpha Bond Master Portfolio	$147,598,920	—		$(22,384,834	)(b)	$125,214,086	125,214,086	3,198,833		1,309,526	41,511,373
International Tilts Master Portfolio	$34,636,248	—		$(8,432,932	)(b)	$26,203,316	26,203,316	791,587		3,657,949	12,743,333
iShares Core S&P 500 ETF(e)	995	—		(995)		—	—	—		5,228	(4,740)
iShares Edge MSCI Multifactor Intl ETF	318,928	—		(114,793)		204,135	5,889,295	252,227		470,561	1,149,381
iShares Edge MSCI Multifactor USA ETF	697,294	—		(399,870)		297,424	9,455,109	133,760		476,775	1,422,355
iShares MSCI EAFE Small-Cap ETF	116,373	23,212		(82,699)		56,886	3,669,147	119,451		593,016	719,686
iShares TIPS Bond ETF	284,008	16,393		(53,590)		246,811	28,156,199	583,135		19,882	230,682
Master Total Return Portfolio	$37,605,206	—		$(13,449,867	)(b)	$24,155,339	24,155,339	1,029,973		(123,120)	6,854,904

							$366,610,207	$8,000,043		$16,181,431	$19,918,400

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value purchased.
(e)	No longer held by the LifePath Dynamic Master Portfolio.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NIKKEI 225 (OSE)	36	03/08/18	$7,269	$58,150
S&P/TSX 60 Index	21	03/15/18	3,199	11,710
Russell 2000 E-Mini Index	194	03/16/18	14,904	118,287
2-Year U.S. Treasury Note	44	03/29/18	9,421	(9,677)

				178,470

Short Contracts
S&P 400 E-Mini Index	8	03/16/18	1,522	2,685
S&P 500 E-Mini Index	186	03/16/18	24,887	(206,958)
U.S. Ultra Bond	134	03/20/18	22,466	(39,454)

				(243,727)

				$(65,257)

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,000	USD	3,793	Goldman Sachs International	01/18/18	$108
AUD	89,000	USD	67,520	Goldman Sachs International	01/18/18	1,922
AUD	71,000	USD	54,203	Nomura International PLC	01/18/18	1,195
CAD	28,000	USD	22,282	Royal Bank of Canada	01/18/18	—
CAD	30,000	USD	23,450	State Street Bank and Trust Co.	01/18/18	424
CHF	62,000	USD	63,110	Standard Chartered Bank	01/18/18	578
EUR	20,000	USD	23,534	Goldman Sachs International	01/18/18	484
EUR	2,000	USD	2,365	Nomura International PLC	01/18/18	37
EUR	16,000	USD	18,936	Nomura International PLC	01/18/18	279
EUR	2,000	USD	2,375	Royal Bank of Canada	01/18/18	27
EUR	5,000	USD	5,907	Standard Chartered Bank	01/18/18	97
EUR	12,000	USD	14,160	State Street Bank and Trust Co.	01/18/18	251
EUR	6,000	USD	7,131	UBS AG	01/18/18	74
GBP	50,000	USD	67,340	Nomura International PLC	01/18/18	200
GBP	6,000	USD	7,933	Royal Bank of Canada	01/18/18	172
GBP	2,000	USD	2,691	UBS AG	01/18/18	11
HKD	24,000	USD	3,072	UBS AG	01/18/18	1
ILS	27,000	USD	7,716	Citibank N.A.	01/18/18	48
JPY	1,808,000	USD	15,954	Barclays Bank PLC	01/18/18	102
JPY	2,212,000	USD	19,613	Goldman Sachs International	01/18/18	32
JPY	3,797,000	USD	33,614	Standard Chartered Bank	01/18/18	106
NOK	22,000	USD	2,668	UBS AG	01/18/18	12
NZD	12,000	USD	8,236	Bank of America N.A.	01/18/18	267
SEK	33,000	USD	3,962	Citibank N.A.	01/18/18	65
SEK	188,000	USD	22,543	Goldman Sachs International	01/18/18	396
SEK	293,000	USD	35,166	Goldman Sachs International	01/18/18	584
SEK	19,000	USD	2,289	State Street Bank and Trust Co.	01/18/18	29
SGD	17,000	USD	12,622	Citibank N.A.	01/18/18	91
SGD	6,000	USD	4,427	Goldman Sachs International	01/18/18	61
SGD	176,000	USD	129,390	State Street Bank and Trust Co.	01/18/18	2,236
USD	4,071	GBP	3,000	Barclays Bank PLC	01/18/18	19
USD	17,557	HKD	137,000	Citibank N.A.	01/18/18	16
USD	68,687	HKD	536,000	State Street Bank and Trust Co.	01/18/18	60
USD	2,153	JPY	241,000	Citibank N.A.	01/18/18	12
USD	4,771	JPY	532,000	Citibank N.A.	01/18/18	46
USD	24,313	JPY	2,723,000	Citibank N.A.	01/18/18	130
USD	15,214	JPY	1,710,000	Nomura International PLC	01/18/18	28
USD	4,270	JPY	478,000	State Street Bank and Trust Co.	01/18/18	25
USD	19,319	NOK	158,000	Goldman Sachs International	01/18/18	67
USD	32,963	NOK	264,000	Standard Chartered Bank	01/18/18	795
CAD	3,754,428	USD	2,953,438	Nomura International PLC	03/21/18	36,460
USD	623,985	JPY	69,827,372	State Street Bank and Trust Co.	03/22/18	1,829

						49,376

HKD	1,227,500	USD	157,563	Barclays Bank PLC	01/18/18	(400)
HKD	49,000	USD	6,281	Citibank N.A.	01/18/18	(8)
HKD	263,000	USD	33,752	Royal Bank of Canada	01/18/18	(79)
JPY	942,000	USD	8,375	Standard Chartered Bank	01/18/18	(9)
SEK	279,000	USD	34,108	Citibank N.A.	01/18/18	(67)
USD	6,136	AUD	8,000	Citibank N.A.	01/18/18	(106)
USD	32,603	AUD	42,400	Citibank N.A.	01/18/18	(480)
USD	57,541	AUD	75,000	Citibank N.A.	01/18/18	(978)
USD	1,544	AUD	2,000	Deutsche Bank AG	01/18/18	(17)
USD	35,939	AUD	47,000	Deutsche Bank AG	01/18/18	(733)
USD	4,614	AUD	6,000	Goldman Sachs International	01/18/18	(68)
USD	10,513	AUD	14,000	Goldman Sachs International	01/18/18	(410)
USD	33,489	AUD	43,000	Goldman Sachs International	01/18/18	(62)
USD	3,020	AUD	4,000	Nomura International PLC	01/18/18	(101)
USD	27,626	AUD	36,000	Royal Bank of Canada	01/18/18	(463)
USD	3,829	AUD	5,000	State Street Bank and Trust Co.	01/18/18	(72)
USD	22,260	CAD	28,000	Goldman Sachs International	01/18/18	(22)
USD	7,161	CHF	7,000	Royal Bank of Canada	01/18/18	(30)

74	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,001	EUR	6,000	Citibank N.A.	01/18/18	$(205)
USD	100,868	EUR	85,000	Citibank N.A.	01/18/18	(1,208)
USD	14,192	EUR	12,000	State Street Bank and Trust Co.	01/18/18	(219)
USD	31,114	EUR	26,000	UBS AG	01/18/18	(109)
USD	13,409	GBP	10,000	Barclays Bank PLC	01/18/18	(99)
USD	39,027	GBP	29,000	Goldman Sachs International	01/18/18	(146)
USD	10,727	GBP	8,000	Nomura International PLC	01/18/18	(79)
USD	6,613	GBP	5,000	State Street Bank and Trust Co.	01/18/18	(141)
USD	6,661	GBP	5,000	State Street Bank and Trust Co.	01/18/18	(93)
USD	37,489	GBP	28,200	State Street Bank and Trust Co.	01/18/18	(603)
USD	48,995	IDR	671,470,000	BNP Paribas S.A.	01/18/18	(431)
USD	127,703	JPY	14,453,000	Citibank N.A.	01/18/18	(651)
USD	12,380	SEK	102,000	Royal Bank of Canada	01/18/18	(65)
USD	1,476	SGD	2,000	Citibank N.A.	01/18/18	(20)
USD	21,681	SGD	29,000	Deutsche Bank AG	01/18/18	(8)
USD	677,870	EUR	570,867	State Street Bank and Trust Co.	03/21/18	(10,261)
USD	296,516	GBP	219,876	Barclays Bank PLC	03/21/18	(1,108)

						(19,551)

	Net Unrealized Appreciation					$29,825

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$190,832	$—	$—	$—	$190,832
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	49,376	—	—	49,376

	$—	$—	$190,832	$49,376	$—	$—	$240,208

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$206,958	$—	$49,131	$—	$256,089
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	19,551	—	—	19,551

	$—	$—	$206,958	$19,551	$49,131	$—	$275,640

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended December 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$3,578,279	$717,983	$285,516	$—	$4,581,778
Forward foreign currency exchange contracts	—	—	—	393,896	—	—	393,896
Swaps	—	—	(92,824)	—	—	—	(92,824)

	$—	$—	$3,485,455	$1,111,879	$285,516	$—	$4,882,850

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$612,299	$221,368	$(49,130)	$—	$784,537
Forward foreign currency exchange contracts	—	—	—	19,853	—	—	19,853

	$—	$—	$612,299	$241,221	$(49,130)	$—	$804,390

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2020 Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$47,796,802
Average notional value of contracts — short	$57,426,571
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$4,181,254
Average amounts sold — in USD	$5,596,680
Total return swaps:
Average notional value	$480,622

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

	Assets	Liabilities
Futures contracts	$824	$91,436
Forward foreign currency exchange contracts	49,376	19,551

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$50,200	$110,987
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(824)	(91,436)

Total derivative assets and liabilities subject to an MNA	$49,376	$19,551

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$267	$—	$—	$—	$267
Barclays Bank PLC	121	(121)	—	—	—
Citibank N.A.	408	(408)	—	—	—
Goldman Sachs International	3,654	(708)	—	—	2,946
Nomura International PLC	38,199	(180)	—	—	38,019
Royal Bank of Canada	199	(199)	—	—	—
Standard Chartered Bank	1,576	(9)	—	—	1,567
State Street Bank and Trust Co.	4,854	(4,854)	—	—	—
UBS AG	98	(98)	—	—	—

	$49,376	$(6,577)	$—	$—	$42,799

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Barclays Bank PLC	$1,607	$(121)	$—	$—	$1,486
BNP Paribas S.A.	431	—	—	—	431
Citibank N.A.	3,723	(408)	—	—	3,315
Deutsche Bank AG	758	—	—	—	758
Goldman Sachs International	708	(708)	—	—	—
Nomura International PLC	180	(180)	—	—	—
Royal Bank of Canada	637	(199)	—	—	438
Standard Chartered Bank	9	(9)	—	—	—
State Street Bank and Trust Co.	11,389	(4,854)	—	—	6,535
UBS AG	109	(98)	—	—	11

	$19,551	$(6,577)	$—	$—	$12,974

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

76	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2020 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investments:
Equity Funds	$58,005,676	$—	$—	$58,005,676
Fixed Income Fund	28,156,199	—	—	28,156,199
Short-Term Securities	7,814,340	—	—	7,814,340
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	92,893	136,759	—	229,652
Hotels, Restaurants & Leisure	121,369	—	—	121,369
Household Durables	60,014	—	—	60,014
IT Services	62,230	—	—	62,230
Internet Software & Services	—	30,872	—	30,872
Real Estate Investment Trusts (REITs)	3,434,348	666,409	—	4,100,757
Real Estate Management & Development	349,582	882,703	—	1,232,285

Subtotal	$98,096,651	$1,716,743	$—	$99,813,394

Investments Valued at NAV(a)				272,633,992

Total Investments				$372,447,386

Derivative Financial Instruments(b)
Assets:
Equity contracts	$190,832	$—	$—	$190,832
Forward foreign currency contracts	—	49,376	—	49,376
Liabilities:
Equity contracts	(206,958)	—	—	(206,958)
Interest rate contracts	(49,131)	—	—	(49,131)
Forward foreign currency contracts	—	(19,551)	—	(19,551)

	$(65,257)	$29,825	$—	$(35,432)

(a)	As of December 31, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	77

Schedule of Investments December 31, 2017	LifePath Dynamic 2030 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 92.1%

Equity Funds — 66.1%
Active Stock Master Portfolio	$148,806,479	$148,806,479
BlackRock Advantage Emerging Markets Fund(a)	1,925,567	21,354,538
BlackRock Commodity Strategies Fund	1,945,367	15,524,026
BlackRock Tactical Opportunities Fund	867,877	12,480,076
International Tilts Master Portfolio	$38,973,518	38,973,518
iShares Edge MSCI Multifactor Intl ETF	349,850	10,093,172
iShares Edge MSCI Multifactor USA ETF	179,369	5,702,141
iShares MSCI EAFE Small-Cap ETF	148,364	9,569,478

		262,503,428
Fixed Income Funds — 25.1%
CoreAlpha Bond Master Portfolio	$64,975,540	64,975,540
iShares TIPS Bond ETF(b)	140,478	16,025,730
Master Total Return Portfolio	$18,457,968	18,457,968

		99,459,238
Short-Term Securities — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.53%(c)(d)	1,988,950	1,989,149
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.21%(d)	1,423,226	1,423,226

		3,412,375

Total Affiliated Investment Companies (Cost — $327,522,976) — 92.1%		365,375,041

Common Stocks — 7.4%

Equity Real Estate Investment Trusts (REITs) — 0.4%
Great Portland Estates PLC	18,717	173,708
Ichigo Hotel REIT Investment Corp.(b)	268	290,656
Invitation Homes, Inc.	23,162	545,928
New South Resources Ltd.(a)(b)	431,953	516,301
PRS REIT PLC(a)	125,148	178,684

		1,705,277
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	3,864	308,579
Mandarin Oriental International, Ltd.	150,400	303,808

		612,387
Household Durables — 0.1%
Glenveagh Properties PLC(a)(e)	213,871	302,803

Internet Software & Services — 0.0%
NEXTDC Ltd.(a)	33,348	155,774

IT Services — 0.1%
InterXion Holding NV(a)	5,331	314,156

Real Estate Investment Trusts (REITs) — 5.1%
Alexandria Real Estate Equities, Inc.	5,596	730,782
American Campus Communities, Inc.	5,793	237,687
American Tower Corp.	813	115,991
AvalonBay Communities, Inc.	5,202	928,089
Boston Properties, Inc.	6,307	820,099
Canadian Apartment Properties REIT(b)	10,124	300,579
Capital & Regional PLC	270,012	213,266
DDR Corp.	26,346	236,060
Duke Realty Corp.	14,282	388,613
EPR Properties(b)	7,725	505,678
Equity Residential	4,234	270,002
Essex Property Trust, Inc.	1,762	425,294
Extra Space Storage, Inc.(b)	7,071	618,359

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Federal Realty Investment Trust	2,900	$385,149
First Industrial Realty Trust, Inc.	12,360	388,969
Gecina SA	3,515	649,069
Goodman Group	55,707	365,019
Hammerson PLC	20,851	153,837
HCP, Inc.	20,981	547,184
Healthcare Trust of America, Inc., Class A	9,038	271,502
Highwoods Properties, Inc.	4,682	238,361
Host Hotels & Resorts, Inc.	38,106	756,404
Ichigo Office REIT Investment Corp.(b)	415	284,708
Intu Properties PLC	130,267	443,933
Invincible Investment Corp.	1,103	469,393
Kenedix Office Investment Corp.	59	335,123
Kenedix Retail REIT Corp.	122	251,995
Kilroy Realty Corp.	3,125	233,281
Klepierre SA	7,515	330,317
Land Securities Group PLC	32,898	446,976
Liberty Property Trust	10,820	465,368
Link REIT	28,500	263,677
Macerich Co.	4,695	308,368
Mid-America Apartment Communities, Inc.	4,619	464,487
Prologis, Inc.	3,009	194,111
Public Storage	950	198,550
QTS Realty Trust, Inc., Class A(b)	5,014	271,558
Regency Centers Corp.	6,708	464,059
RioCan Real Estate Investment Trust(b)	8,759	169,745
Sabra Health Care REIT, Inc.	20,445	383,753
Scentre Group	139,462	454,921
Simon Property Group, Inc.	7,710	1,324,115
Spirit Realty Capital, Inc.	53,632	460,163
Sun Communities, Inc.	2,512	233,063
Vastned Retail NV	3,636	180,178
Ventas, Inc.	10,289	617,443
VEREIT, Inc.	69,366	540,361
Vornado Realty Trust	2,997	234,305
Westfield Corp.	79,960	590,760

		20,160,704
Real Estate Management & Development — 1.6%
Aedas Homes SAU(a)(e)	8,664	318,102
Aroundtown SA	75,026	577,568
BUWOG AG	18,681	643,787
Capital & Counties Properties PLC(b)	19,588	84,453
CK Asset Holdings Ltd.	85,500	745,317
Entra ASA(e)	18,816	279,584
First Capital Realty, Inc.	16,378	269,970
Mega Manunggal Property Tbk PT(a)	7,114,900	300,003
Mitsui Fudosan Co. Ltd.	24,600	550,190
Sun Hung Kai Properties Ltd.	19,000	316,332
Takara Leben Co., Ltd.	114,200	503,877
Unizo Holdings Co., Ltd.	25,300	685,591
Vonovia SE	7,474	370,316
Wharf Holdings Ltd.	25,000	86,212
Wharf Real Estate Investment Co., Ltd.(a)	46,000	306,162
Yanlord Land Group Ltd.	123,200	148,968

		6,186,432

Total Common Stocks (Cost — $27,931,136) — 7.4%		29,437,533

Total Investments (Cost — $355,454,112) — 99.5%		394,812,574
Other Assets Less Liabilities — 0.5%		2,094,102

Net Assets — 100.0%		$396,906,676

78	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2030 Master Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/16	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$140,157,485	$8,648,994	(b)	—		$148,806,479	$148,806,479	$2,414,705		$16,988,777	$17,533,509
BlackRock Advantage Emerging Markets Fund	—	1,975,860		(50,293)		1,925,567	21,354,538	—		9,424	2,556,109
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,988,950	(b)	—		1,988,950	1,989,149	15,824	(c)	164	(142)
BlackRock Cash Funds: Treasury, SL Agency Shares	21,518,532	—		(20,095,306	)(d)	1,423,226	1,423,226	24,946		—	—
BlackRock Commodity Strategies Fund	2,426,806	190,609		(672,048)		1,945,367	15,524,026	99,879		(357,324)	1,519,298
BlackRock Tactical Opportunities Fund	1,038,478	20,386		(190,987)		867,877	12,480,076	111,698		4,967	853,947
CoreAlpha Bond Master Portfolio	$78,224,883	—		$(13,249,343	)(d)	$64,975,540	64,975,540	1,604,724		639,931	(8,750,496)
International Tilts Master Portfolio	$49,602,842	—		$(10,629,324	)(d)	$38,973,518	38,973,518	1,188,859		5,396,815	7,739,960
iShares Edge MSCI Multifactor Intl ETF	505,257	—		(155,407)		349,850	10,093,172	476,677		657,770	1,981,731
iShares Edge MSCI Multifactor USA ETF	1,182,184	—		(1,002,815)		179,369	5,702,141	227,172		1,707,039	528,082
iShares MSCI EAFE Small-Cap ETF	176,581	41,270		(69,487)		148,364	9,569,478	246,102		395,613	2,011,115
iShares TIPS Bond ETF	149,782	12,586		(21,890)		140,478	16,025,730	268,715		(7,504)	144,989
Master Total Return Portfolio	$21,774,195	—		$(3,316,227	)(d)	$18,457,968	18,457,968	800,368		(107,947)	(1,727,337)

							$365,375,041	$7,479,669		$25,327,725	$24,390,765

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value purchased.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NIKKEI 225 (OSE)	39	03/08/18	$7,874	$63,041
S&P/TSX 60 Index	36	03/15/18	5,484	20,074
Russell 2000 E-Mini Index	125	03/16/18	9,603	76,215
2-Year U.S. Treasury Note	64	03/29/18	13,703	(14,076)

				145,254

Short Contracts
S&P 400 E-Mini Index	16	03/16/18	3,044	(13,747)
S&P 500 E-Mini Index	155	03/16/18	20,739	(161,152)
U.S. Ultra Bond	144	03/20/18	24,143	(53,442)

				(228,341)

				$(83,087)

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	34,000	USD	25,795	Goldman Sachs International	01/18/18	$734
AUD	396,000	USD	300,427	Goldman Sachs International	01/18/18	8,551
AUD	322,000	USD	245,820	Nomura International PLC	01/18/18	5,420
CAD	19,000	USD	15,120	Royal Bank of Canada	01/18/18	—
CAD	138,000	USD	107,868	State Street Bank and Trust Co.	01/18/18	1,949
CHF	283,000	USD	288,065	Standard Chartered Bank	01/18/18	2,638
EUR	9,000	USD	10,642	Deutsche Bank AG	01/18/18	167
EUR	90,000	USD	105,904	Goldman Sachs International	01/18/18	2,176
EUR	71,000	USD	84,028	Nomura International PLC	01/18/18	1,236
EUR	8,000	USD	9,498	Royal Bank of Canada	01/18/18	109
EUR	35,000	USD	41,351	Standard Chartered Bank	01/18/18	681
EUR	56,000	USD	66,078	State Street Bank and Trust Co.	01/18/18	1,172
EUR	28,000	USD	33,279	UBS AG	01/18/18	346
GBP	223,000	USD	300,337	Nomura International PLC	01/18/18	891
GBP	34,000	USD	44,953	Royal Bank of Canada	01/18/18	974
GBP	9,000	USD	12,109	UBS AG	01/18/18	48
HKD	267,000	USD	34,178	UBS AG	01/18/18	7
IDR	295,829,000	USD	21,459	BNP Paribas S.A.	01/18/18	317
ILS	119,000	USD	34,008	Citibank N.A.	01/18/18	210
JPY	6,284,000	USD	55,451	Barclays Bank PLC	01/18/18	356
JPY	4,718,000	USD	41,832	Goldman Sachs International	01/18/18	67
JPY	17,405,000	USD	154,084	Standard Chartered Bank	01/18/18	487
NZD	38,000	USD	26,081	Bank of America N.A.	01/18/18	845
SEK	126,000	USD	15,108	Goldman Sachs International	01/18/18	265
SEK	839,000	USD	100,602	Goldman Sachs International	01/18/18	1,766
SEK	1,310,000	USD	157,227	Goldman Sachs International	01/18/18	2,610
SEK	82,000	USD	9,881	State Street Bank and Trust Co.	01/18/18	124
SEK	148,000	USD	17,764	State Street Bank and Trust Co.	01/18/18	294
SGD	76,000	USD	56,430	Citibank N.A.	01/18/18	409
SGD	32,000	USD	23,608	Goldman Sachs International	01/18/18	324
SGD	789,000	USD	580,051	State Street Bank and Trust Co.	01/18/18	10,022
USD	15,615	AUD	20,000	Citibank N.A.	01/18/18	10
USD	17,641	GBP	13,000	Barclays Bank PLC	01/18/18	81
USD	108,159	HKD	844,000	Citibank N.A.	01/18/18	97
USD	271,288	HKD	2,117,000	State Street Bank and Trust Co.	01/18/18	238
USD	9,469	JPY	1,060,000	Citibank N.A.	01/18/18	55
USD	21,244	JPY	2,369,000	Citibank N.A.	01/18/18	205
USD	99,492	JPY	11,143,000	Citibank N.A.	01/18/18	533
USD	18,787	JPY	2,103,000	Goldman Sachs International	01/18/18	111
USD	66,692	JPY	7,496,000	Nomura International PLC	01/18/18	122
USD	86,571	NOK	708,000	Goldman Sachs International	01/18/18	302
USD	150,330	NOK	1,204,000	Standard Chartered Bank	01/18/18	3,625
CAD	5,895,954	USD	4,637,897	Nomura International PLC	03/21/18	57,440
EUR	1,000,000	USD	1,204,460	State Street Bank and Trust Co.	03/21/18	954
USD	1,548,720	JPY	173,310,492	State Street Bank and Trust Co.	03/22/18	4,538

						113,506

HKD	5,929,500	USD	761,115	Barclays Bank PLC	01/18/18	(1,934)
HKD	223,000	USD	28,587	Citibank N.A.	01/18/18	(35)
HKD	1,121,000	USD	143,864	Royal Bank of Canada	01/18/18	(337)
IDR	899,698,000	USD	66,301	Deutsche Bank AG	01/18/18	(75)
JPY	5,988,000	USD	53,238	Standard Chartered Bank	01/18/18	(60)
SEK	1,086,000	USD	132,765	Citibank N.A.	01/18/18	(259)
USD	27,611	AUD	36,000	Citibank N.A.	01/18/18	(478)
USD	145,329	AUD	189,000	Citibank N.A.	01/18/18	(2,138)
USD	255,484	AUD	333,000	Citibank N.A.	01/18/18	(4,339)
USD	8,489	AUD	11,000	Deutsche Bank AG	01/18/18	(93)
USD	162,106	AUD	212,000	Deutsche Bank AG	01/18/18	(3,307)
USD	19,994	AUD	26,000	Goldman Sachs International	01/18/18	(293)
USD	48,061	AUD	64,000	Goldman Sachs International	01/18/18	(1,875)
USD	111,369	AUD	143,000	Goldman Sachs International	01/18/18	(206)
USD	23,407	AUD	31,000	Nomura International PLC	01/18/18	(780)
USD	122,782	AUD	160,000	Royal Bank of Canada	01/18/18	(2,058)
USD	19,145	AUD	25,000	State Street Bank and Trust Co.	01/18/18	(362)

80	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	29,170	EUR	25,000	Citibank N.A.	01/18/18	$(852)
USD	452,127	EUR	381,000	Citibank N.A.	01/18/18	(5,415)
USD	2,357	EUR	2,000	Nomura International PLC	01/18/18	(45)
USD	78,056	EUR	66,000	State Street Bank and Trust Co.	01/18/18	(1,203)
USD	120,868	EUR	101,000	UBS AG	01/18/18	(423)
USD	57,659	GBP	43,000	Barclays Bank PLC	01/18/18	(426)
USD	176,296	GBP	131,000	Goldman Sachs International	01/18/18	(658)
USD	45,591	GBP	34,000	Nomura International PLC	01/18/18	(336)
USD	29,306	GBP	22,000	State Street Bank and Trust Co.	01/18/18	(411)
USD	38,355	GBP	29,000	State Street Bank and Trust Co.	01/18/18	(819)
USD	168,835	GBP	127,000	State Street Bank and Trust Co.	01/18/18	(2,715)
USD	409,621	IDR	5,613,855,000	BNP Paribas S.A.	01/18/18	(3,604)
USD	584,158	JPY	66,113,000	Citibank N.A.	01/18/18	(2,978)
USD	12,730	NOK	105,000	Deutsche Bank AG	01/18/18	(64)
USD	7,381	SGD	10,000	Citibank N.A.	01/18/18	(98)
USD	26,166	SGD	35,000	Deutsche Bank AG	01/18/18	(9)
USD	1,402,569	EUR	1,181,171	State Street Bank and Trust Co.	03/21/18	(21,231)
USD	475,388	GBP	352,515	Barclays Bank PLC	03/21/18	(1,776)

						(61,692)

	Net Unrealized Appreciation					$51,814

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$159,330	$—	$—	$—	$159,330
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	113,506	—	—	113,506

	$—	$—	$159,330	$113,506	$—	$—	$272,836

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$174,899	$—	$67,518	$—	$242,417
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	61,692	—	—	61,692

	$—	$—	$174,899	$61,692	$67,518	$—	$304,109

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended December 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$4,677,442	$804,665	$293,547	$—	$5,775,654
Forward foreign currency exchange contracts	—	—	—	464,121	—	—	464,121
Swaps	—	—	(167,590)	—	—	—	(167,590)

	$—	$—	$4,509,852	$1,268,786	$293,547	$—	$6,072,185

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$674,468	$274,793	$(67,518)	$—	$881,743
Forward foreign currency exchange contracts	—	—	—	32,798	—	—	32,798

	$—	$—	$674,468	$307,591	$(67,518)	$—	$914,541

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2030 Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$50,253,256
Average notional value of contracts — short	$59,404,718
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$8,786,273
Average amounts sold — in USD	$10,593,165
Total return swaps:
Average notional value	$876,842

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

	Assets	Liabilities
Futures contracts	$14,733	$69,251
Forward foreign currency exchange contracts	113,506	61,692

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$128,239	$130,943
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(14,733)	(69,251)

Total derivative assets and liabilities subject to an MNA	$113,506	$61,692

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$845	$—	$—	$—	$845
Barclays Bank PLC	437	(437)	—	—	—
BNP Paribas S.A.	317	(317)	—	—	—
Citibank N.A.	1,519	(1,519)	—	—	—
Deutsche Bank AG	167	(167)	—	—	—
Goldman Sachs International	16,906	(3,032)	—	—	13,874
Nomura International PLC	65,109	(1,161)	—	—	63,948
Royal Bank of Canada	1,083	(1,083)	—	—	—
Standard Chartered Bank	7,431	(60)	—	—	7,371
State Street Bank and Trust Co.	19,291	(19,291)	—	—	—
UBS AG	401	(401)	—	—	—

	$113,506	$(27,468)	$—	$—	$86,038

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Barclays Bank PLC	$4,136	$(437)	$—	$—	$3,699
BNP Paribas S.A.	3,604	(317)	—	—	3,287
Citibank N.A.	16,592	(1,519)	—	—	15,073
Deutsche Bank AG	3,548	(167)	—	—	3,381
Goldman Sachs International	3,032	(3,032)	—	—	—
Nomura International PLC	1,161	(1,161)	—	—	—
Royal Bank of Canada	2,395	(1,083)	—	—	1,312
Standard Chartered Bank	60	(60)	—	—	—
State Street Bank and Trust Co.	26,741	(19,291)	—	—	7,450
UBS AG	423	(401)	—	—	22

	$61,692	$(27,468)	$—	$—	$34,224

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

82	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2030 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investments:
Equity Funds	$74,723,431	$—	$—	$74,723,431
Fixed Income Fund	16,025,730	—	—	16,025,730
Short-Term Securities	3,412,375	—	—	3,412,375
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	1,015,268	690,009	—	1,705,277
Hotels, Restaurants & Leisure	612,387	—	—	612,387
Household Durables	302,803	—	—	302,803
IT Services	314,156	—	—	314,156
Internet Software & Services	—	155,774	—	155,774
Real Estate Investment Trusts (REITs)	16,859,269	3,301,435	—	20,160,704
Real Estate Management & Development	1,751,386	4,435,046	—	6,186,432

Subtotal	$115,016,805	$8,582,264	$—	$123,599,069

Investments Valued at NAV(a)				271,213,505

Total Investments				$394,812,574

Derivative Financial Instruments(b)
Assets:
Equity contracts	$159,330	$—	$—	$159,330
Forward foreign currency contracts	—	113,506	—	113,506
Liabilities:
Equity contracts	(174,899)	—	—	(174,899)
Interest rate contracts	(67,518)	—	—	(67,518)
Forward foreign currency contracts	—	(61,692)	—	(61,692)

	$(83,087)	$51,814	$—	$(31,273)

(a)	As of December 31, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	83

Schedule of Investments December 31, 2017	LifePath Dynamic 2040 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 88.9%

Equity Funds — 81.0%
Active Stock Master Portfolio	$137,999,111	$137,999,111
BlackRock Advantage Emerging Markets Fund(a)	1,945,620	21,576,926
BlackRock Commodity Strategies Fund	1,635,551	13,051,696
BlackRock Tactical Opportunities Fund	656,520	9,440,758
International Tilts Master Portfolio	$39,653,083	39,653,083
iShares Edge MSCI Multifactor Intl ETF	437,652	12,626,260
iShares Edge MSCI Multifactor USA ETF(b)	461,557	14,672,897
iShares MSCI EAFE Small-Cap ETF	145,250	9,368,625

		258,389,356
Fixed Income Funds — 5.7%
CoreAlpha Bond Master Portfolio	$12,499,188	12,499,188
iShares TIPS Bond ETF(b)	33,985	3,877,009
Master Total Return Portfolio	$1,643,742	1,643,742

		18,019,939
Short-Term Securities — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.53%(c)(d)	5,676,319	5,676,886
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.21%(d)	1,344,869	1,344,869

		7,021,755

Total Affiliated Investment Companies (Cost — $230,816,728) — 88.9%		283,431,050

Common Stocks — 12.3%

Equity Real Estate Investment Trusts (REITs) — 0.5%
Great Portland Estates PLC	25,022	232,222
Ichigo Hotel REIT Investment Corp.(b)	358	388,264
New South Resources Ltd.(a)(b)	577,460	690,222
PRS REIT PLC(a)	167,305	238,875

		1,549,583
Hotels, Restaurants & Leisure — 0.2%
Hilton Worldwide Holdings, Inc.	5,166	412,557
Mandarin Oriental International, Ltd.	201,100	406,222

		818,779
Household Durables — 0.1%
Glenveagh Properties PLC(a)(e)	285,916	404,806

Internet Software & Services — 0.1%
NEXTDC Ltd.(a)	44,581	208,245

IT Services — 0.1%
InterXion Holding NV(a)	7,126	419,935

Real Estate Investment Trusts (REITs) — 8.7%
Alexandria Real Estate Equities, Inc.	7,481	976,944
American Campus Communities, Inc.	7,753	318,106
American Tower Corp.	1,087	155,082
AvalonBay Communities, Inc.	6,955	1,240,842
Boston Properties, Inc.	8,432	1,096,413
Canadian Apartment Properties REIT	13,534	401,821
Capital & Regional PLC	360,969	285,107
DDR Corp.	35,221	315,580
Duke Realty Corp.	19,094	519,548
EPR Properties	10,327	676,005
Equity Residential	5,660	360,938
Essex Property Trust, Inc.	2,355	568,426
Extra Space Storage, Inc.	9,452	826,577
Federal Realty Investment Trust	3,877	514,904
First Industrial Realty Trust, Inc.	16,408	516,360

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Gecina SA	4,685	$865,117
Goodman Group	74,472	487,977
Hammerson PLC	27,875	205,660
HCP, Inc.	28,048	731,492
Healthcare Trust of America, Inc., Class A	12,139	364,656
Highwoods Properties, Inc.	6,143	312,740
Host Hotels & Resorts, Inc.	51,207	1,016,459
Ichigo Office REIT Investment Corp.	555	380,754
Intu Properties PLC	174,148	593,474
Invincible Investment Corp.	1,475	627,701
Invitation Homes, Inc.	30,965	729,845
Kenedix Office Investment Corp.	79	448,724
Kenedix Retail REIT Corp.	163	336,682
Kilroy Realty Corp.	4,201	313,605
Klepierre SA	10,046	441,565
Land Securities Group PLC	43,980	597,545
Liberty Property Trust	14,343	616,892
Link REIT	38,000	351,569
Macerich Co.	6,276	412,208
Mid-America Apartment Communities, Inc.	6,175	620,958
Prologis, Inc.	4,049	261,201
Public Storage	1,246	260,414
QTS Realty Trust, Inc., Class A	6,703	363,035
Regency Centers Corp.	8,968	620,406
RioCan Real Estate Investment Trust(b)	11,728	227,283
Sabra Health Care REIT, Inc.	27,640	518,803
Scentre Group	186,441	608,165
Simon Property Group, Inc.	10,308	1,770,296
Spirit Realty Capital, Inc.	71,699	615,177
Sun Communities, Inc.	3,358	311,555
Vastned Retail NV	4,901	242,863
Ventas, Inc.	13,836	830,298
VEREIT, Inc.	92,733	722,390
Vornado Realty Trust	4,007	313,267
Westfield Corp.	104,853	774,674

		27,668,103
Real Estate Management & Development — 2.6%
Aedas Homes SAU(a)(e)	11,582	425,238
Aroundtown SA	99,853	768,692
BUWOG AG	24,973	860,622
Capital & Counties Properties PLC	26,186	112,900
CK Asset Holdings Ltd.	114,000	993,757
Entra ASA(e)	24,952	370,758
First Capital Realty, Inc.	21,825	359,756
Mega Manunggal Property Tbk PT(a)	8,738,700	368,471
Mitsui Fudosan Co. Ltd.	32,800	733,587
Sun Hung Kai Properties Ltd.	26,000	432,875
Takara Leben Co., Ltd.	152,700	673,748
Unizo Holdings Co., Ltd.	33,800	915,928
Vonovia SE	9,807	485,910
Wharf Holdings Ltd.	33,000	113,800
Wharf Real Estate Investment Co., Ltd.(a)	61,000	405,998
Yanlord Land Group Ltd.	168,600	203,864

		8,225,904

Total Common Stocks (Cost — $37,282,415) — 12.3%		39,295,355

Total Investments (Cost — $268,099,143) — 101.2%		322,726,405
Liabilities in Excess of Other Assets — (1.2)%		(3,855,345)

Net Assets — 100.0%		$318,871,060

84	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2040 Master Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/16	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$135,849,245	$2,149,866	(b)	—		$137,999,111	$137,999,111	$2,278,669		$13,806,706	$10,113,774
BlackRock Advantage Emerging Markets Fund	—	2,192,851		(247,231)		1,945,620	21,576,926	—		23,859	2,525,699
BlackRock Cash Funds: Institutional, SL Agency Shares	963,528	4,712,791	(b)	—		5,676,319	5,676,886	15,312	(c)	(308)	(34)
BlackRock Cash Funds: Treasury, SL Agency Shares	22,947,395	—		(21,602,526	)(d)	1,344,869	1,344,869	88,083		—	—
BlackRock Commodity Strategies Fund	2,112,341	379,750		(856,540)		1,635,551	13,051,696	83,972		(385,013)	1,331,148
BlackRock Tactical Opportunities Fund	826,781	15,274		(185,535)		656,520	9,440,758	84,496		25,440	654,202
CoreAlpha Bond Master Portfolio	$13,544,446	—		$(1,045,258	)(d)	$12,499,188	12,499,188	263,644		51,849	(6,848,697)
International Tilts Master Portfolio	$50,894,777	—		$(11,241,694	)(d)	$39,653,083	39,653,083	1,230,099		5,549,049	12,064,906
iShares Core S&P 500 ETF(e)	4,181	—		(4,181)		—	—	—		21,969	(19,919)
iShares Edge MSCI Multifactor Intl ETF	529,366	—		(91,714)		437,652	12,626,260	519,658		250,805	2,486,834
iShares Edge MSCI Multifactor USA ETF	1,257,520	—		(795,963)		461,557	14,672,897	337,785		1,299,150	2,079,144
iShares MSCI EAFE Small-Cap ETF	183,494	33,972		(72,216)		145,250	9,368,625	115,938		440,695	2,017,317
iShares TIPS Bond ETF	31,194	6,365		(3,574)		33,985	3,877,009	73,149		1,110	27,503
Master Total Return Portfolio	$5,532,594	—		$(3,888,852	)(d)	$1,643,742	1,643,742	207,952		(66,782)	722,986

							$283,431,050	$5,298,757		$21,018,529	$27,154,863

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value sold.
(e)	No longer held by the LifePath Dynamic Master Portfolio.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NIKKEI 225 (OSE)	31	03/08/18	$6,259	$50,059
S&P/TSX 60 Index	35	03/15/18	5,332	19,517
Russell 2000 E-Mini Index	47	03/16/18	3,611	28,658
2-Year U.S. Treasury Note	44	03/29/18	9,421	(9,677)

				88,557

Short Contracts
S&P 400 E-Mini Index	17	03/16/18	3,234	(14,606)
S&P 500 E-Mini Index	111	03/16/18	14,852	(123,507)
U.S. Ultra Bond	16	03/20/18	2,683	3,568

				(134,545)

				$(45,988)

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	62,000	USD	47,038	Goldman Sachs International	01/18/18	$1,338
AUD	518,000	USD	392,983	Goldman Sachs International	01/18/18	11,186
AUD	418,000	USD	319,108	Nomura International PLC	01/18/18	7,036
CAD	11,000	USD	8,754	Royal Bank of Canada	01/18/18	—
CAD	186,000	USD	145,388	State Street Bank and Trust Co.	01/18/18	2,627
CHF	368,000	USD	374,586	Standard Chartered Bank	01/18/18	3,430
EUR	12,000	USD	14,189	Deutsche Bank AG	01/18/18	222
EUR	115,000	USD	135,322	Goldman Sachs International	01/18/18	2,781
EUR	93,000	USD	110,064	Nomura International PLC	01/18/18	1,619
EUR	10,000	USD	11,873	Royal Bank of Canada	01/18/18	136
EUR	67,000	USD	79,157	Standard Chartered Bank	01/18/18	1,303
EUR	74,000	USD	87,318	State Street Bank and Trust Co.	01/18/18	1,549
EUR	37,000	USD	43,976	UBS AG	01/18/18	457
GBP	293,000	USD	394,613	Nomura International PLC	01/18/18	1,170
GBP	54,000	USD	71,396	Royal Bank of Canada	01/18/18	1,547
GBP	13,000	USD	17,490	UBS AG	01/18/18	70
HKD	399,000	USD	51,075	UBS AG	01/18/18	11
IDR	603,692,000	USD	43,790	BNP Paribas S.A.	01/18/18	646
ILS	155,000	USD	44,296	Citibank N.A.	01/18/18	273
JPY	9,386,000	USD	82,823	Barclays Bank PLC	01/18/18	532
JPY	5,792,000	USD	51,355	Goldman Sachs International	01/18/18	83
JPY	22,426,000	USD	198,534	Standard Chartered Bank	01/18/18	627
NZD	50,000	USD	34,318	Bank of America N.A.	01/18/18	1,111
SEK	1,095,000	USD	131,298	Goldman Sachs International	01/18/18	2,305
SEK	1,709,000	USD	205,115	Goldman Sachs International	01/18/18	3,404
SEK	107,000	USD	12,893	State Street Bank and Trust Co.	01/18/18	162
SEK	192,000	USD	23,045	State Street Bank and Trust Co.	01/18/18	381
SGD	100,000	USD	74,250	Citibank N.A.	01/18/18	538
SGD	51,000	USD	37,626	Goldman Sachs International	01/18/18	516
SGD	1,028,000	USD	755,757	State Street Bank and Trust Co.	01/18/18	13,058
USD	56,996	AUD	73,000	Citibank N.A.	01/18/18	38
USD	7,170	CAD	9,000	UBS AG	01/18/18	8
USD	23,069	GBP	17,000	Barclays Bank PLC	01/18/18	106
USD	54,464	HKD	425,000	Citibank N.A.	01/18/18	49
USD	358,812	HKD	2,800,000	State Street Bank and Trust Co.	01/18/18	315
USD	12,479	JPY	1,397,000	Citibank N.A.	01/18/18	72
USD	28,184	JPY	3,143,000	Citibank N.A.	01/18/18	272
USD	149,081	JPY	16,697,000	Citibank N.A.	01/18/18	798
USD	24,344	JPY	2,725,000	Goldman Sachs International	01/18/18	143
USD	86,835	JPY	9,760,000	Nomura International PLC	01/18/18	158
USD	112,982	NOK	924,000	Goldman Sachs International	01/18/18	394
USD	194,156	NOK	1,555,000	Standard Chartered Bank	01/18/18	4,682
CAD	6,189,854	USD	4,869,047	Nomura International PLC	03/21/18	60,342
EUR	500,000	USD	602,230	State Street Bank and Trust Co.	03/21/18	477
USD	1,244,951	JPY	139,316,999	State Street Bank and Trust Co.	03/22/18	3,648

						131,620

HKD	7,055,000	USD	905,585	Barclays Bank PLC	01/18/18	(2,301)
HKD	394,000	USD	50,507	Citibank N.A.	01/18/18	(62)
HKD	1,484,000	USD	190,449	Royal Bank of Canada	01/18/18	(446)
IDR	998,817,000	USD	73,605	Deutsche Bank AG	01/18/18	(84)
JPY	10,339,000	USD	91,922	Standard Chartered Bank	01/18/18	(104)
SEK	1,627,000	USD	198,903	Citibank N.A.	01/18/18	(388)
USD	36,815	AUD	48,000	Citibank N.A.	01/18/18	(637)
USD	189,159	AUD	246,000	Citibank N.A.	01/18/18	(2,783)
USD	335,271	AUD	437,000	Citibank N.A.	01/18/18	(5,698)
USD	10,805	AUD	14,000	Deutsche Bank AG	01/18/18	(119)
USD	213,340	AUD	279,000	Deutsche Bank AG	01/18/18	(4,349)
USD	26,146	AUD	34,000	Goldman Sachs International	01/18/18	(383)
USD	63,080	AUD	84,000	Goldman Sachs International	01/18/18	(2,460)
USD	102,802	AUD	132,000	Goldman Sachs International	01/18/18	(191)
USD	40,774	AUD	54,000	Nomura International PLC	01/18/18	(1,359)

86	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	160,384	AUD	209,000	Royal Bank of Canada	01/18/18	$(2,688)
USD	25,271	AUD	33,000	State Street Bank and Trust Co.	01/18/18	(477)
USD	3,131	CAD	4,000	Goldman Sachs International	01/18/18	(52)
USD	38,504	EUR	33,000	Citibank N.A.	01/18/18	(1,125)
USD	587,409	EUR	495,000	Citibank N.A.	01/18/18	(7,035)
USD	3,535	EUR	3,000	Nomura International PLC	01/18/18	(67)
USD	120,632	EUR	102,000	State Street Bank and Trust Co.	01/18/18	(1,859)
USD	61,039	EUR	51,000	UBS AG	01/18/18	(207)
USD	101,720	EUR	85,000	UBS AG	01/18/18	(356)
USD	75,090	GBP	56,000	Barclays Bank PLC	01/18/18	(554)
USD	231,473	GBP	172,000	Goldman Sachs International	01/18/18	(863)
USD	60,341	GBP	45,000	Nomura International PLC	01/18/18	(445)
USD	38,631	GBP	29,000	State Street Bank and Trust Co.	01/18/18	(542)
USD	62,155	GBP	47,000	State Street Bank and Trust Co.	01/18/18	(1,332)
USD	223,341	GBP	168,000	State Street Bank and Trust Co.	01/18/18	(3,592)
USD	510,854	IDR	7,001,256,000	BNP Paribas S.A.	01/18/18	(4,495)
USD	780,489	JPY	88,333,000	Citibank N.A.	01/18/18	(3,979)
USD	23,279	NOK	192,000	Deutsche Bank AG	01/18/18	(116)
USD	9,596	SGD	13,000	Citibank N.A.	01/18/18	(127)
USD	24,672	SGD	33,000	Royal Bank of Canada	01/18/18	(8)
USD	962,414	EUR	810,495	State Street Bank and Trust Co.	03/21/18	(14,568)
USD	411,895	GBP	305,433	Barclays Bank PLC	03/21/18	(1,539)

						(67,390)

	Net Unrealized Appreciation					$64,230

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$98,234	$—	$3,568	$—	$101,802
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	131,620	—	—	131,620

	$—	$—	$98,234	$131,620	$3,568	$—	$233,422

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$138,113	$—	$9,677	$—	$147,790
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	67,390	—	—	67,390

	$—	$—	$138,113	$67,390	$9,677	$—	$215,180

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2040 Master Portfolio

For the year ended December 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$4,510,599	$600,223	$50,837	$—	$5,161,659
Forward foreign currency exchange contracts	—	—	—	603,798	—	—	603,798
Swaps	—	—	(214,458)	—	—	—	(214,458)

	$—	$—	$4,296,141	$1,204,021	$50,837	$—	$5,550,999

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$589,318	$254,238	$(6,109)	$—	$837,447
Forward foreign currency exchange contracts	—	—	—	44,358	—	—	44,358

	$—	$—	$589,318	$298,596	$(6,109)	$—	$881,805

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$38,791,377
Average notional value of contracts — short	$35,400,080
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$9,608,579
Average amounts sold — in USD	$12,094,518
Total return swaps:
Average notional value	$1,135,331

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

	Assets	Liabilities
Futures contracts	$43,844	$12,398
Forward foreign currency exchange contracts	131,620	67,390

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$175,464	$79,788
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(43,844)	(12,398)

Total derivative assets and liabilities subject to an MNA	$131,620	$67,390

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$1,111	$—	$—	$—	$1,111
Barclays Bank PLC	638	(638)	—	—	—
BNP Paribas S.A.	646	(646)	—	—	—
Citibank N.A.	2,040	(2,040)	—	—	—
Deutsche Bank AG	222	(222)	—	—	—
Goldman Sachs International	22,150	(3,949)	—	—	18,201
Nomura International PLC	70,325	(1,871)	—	—	68,454
Royal Bank of Canada	1,683	(1,683)	—	—	—
Standard Chartered Bank	10,042	(104)	—	—	9,938
State Street Bank and Trust Co.	22,217	(22,217)	—	—	—
UBS AG	546	(546)	—	—	—

	$131,620	$(33,916)	$—	$—	$97,704

88	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2040 Master Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Barclays Bank PLC	$4,394	$(638)	$—	$—	$3,756
BNP Paribas S.A.	4,495	(646)	—	—	3,849
Citibank N.A.	21,834	(2,040)	—	—	19,794
Deutsche Bank AG	4,668	(222)	—	—	4,446
Goldman Sachs International	3,949	(3,949)	—	—	—
Nomura International PLC	1,871	(1,871)	—	—	—
Royal Bank of Canada	3,142	(1,683)	—	—	1,459
Standard Chartered Bank	104	(104)	—	—	—
State Street Bank and Trust Co.	22,370	(22,217)	—	—	153
UBS AG	563	(546)	—	—	17

	$67,390	$(33,916)	$—	$—	$33,474

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investments:
Equity Funds	$80,737,162	$—	$—	$80,737,162
Fixed Income Fund	3,877,009	—	—	3,877,009
Short-Term Securities	7,021,755	—	—	7,021,755
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	627,139	922,444	—	1,549,583
Hotels, Restaurants & Leisure	818,779	—	—	818,779
Household Durables	404,806	—	—	404,806
IT Services	419,935	—	—	419,935
Internet Software & Services	—	208,245	—	208,245
Real Estate Investment Trusts (REITs)	23,270,793	4,397,310	—	27,668,103
Real Estate Management & Development	2,330,442	5,895,462	—	8,225,904

Subtotal	$119,507,820	$11,423,461	$—	$130,931,281

Investments Valued at NAV(a)				191,795,124

Total Investments				$322,726,405

Derivative Financial Instruments(b)
Assets:
Equity contracts	$98,234	$—	$—	$98,234
Interest rate contracts	3,568	—	—	3,568
Forward foreign currency contracts	—	131,620	—	131,620
Liabilities:
Equity contracts	(138,113)	—	—	(138,113)
Interest rate contracts	(9,677)	—	—	(9,677)
Forward foreign currency contracts	—	(67,390)	—	(67,390)

	$(45,988)	$64,230	$—	$18,242

(a)	As of December 31, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	89

Schedule of Investments December 31, 2017	LifePath Dynamic 2050 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 85.5%

Equity Funds — 83.2%
Active Stock Master Portfolio	$51,613,648	$51,613,648
BlackRock Advantage Emerging Markets Fund(a)	833,989	9,248,936
BlackRock Commodity Strategies Fund	665,908	5,313,945
International Tilts Master Portfolio	$17,326,282	17,326,282
iShares Edge MSCI Multifactor Intl ETF	168,737	4,868,062
iShares Edge MSCI Multifactor USA ETF	273,377	8,690,655
iShares MSCI EAFE Small-Cap ETF	65,037	4,194,887

		101,256,415
Fixed Income Fund — 0.9%
CoreAlpha Bond Master Portfolio	$1,088,841	1,088,841

Short-Term Securities — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.53%(b)(c)	1,465,187	1,465,334
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.21%(c)	295,381	295,381

		1,760,715

Total Affiliated Investment Companies (Cost — $76,172,129) — 85.5%		104,105,971

Common Stocks — 15.4%

Equity Real Estate Investment Trusts (REITs) — 0.6%
Great Portland Estates PLC	12,842	119,183
Ichigo Hotel REIT Investment Corp.(d)	172	186,540
New South Resources Ltd.(a)(d)	277,865	332,124
PRS REIT PLC(a)	80,011	114,239

		752,086
Hotels, Restaurants & Leisure — 0.3%
Hilton Worldwide Holdings, Inc.	2,460	196,456
Mandarin Oriental International, Ltd.	95,900	193,718

		390,174
Household Durables — 0.2%
Glenveagh Properties PLC(a)(e)	138,454	196,026

Internet Software & Services — 0.1%
NEXTDC Ltd.(a)	21,603	100,911

IT Services — 0.2%
InterXion Holding NV(a)	3,443	202,896

Real Estate Investment Trusts (REITs) — 10.8%
Alexandria Real Estate Equities, Inc.	3,697	482,791
American Campus Communities, Inc.	3,604	147,872
American Tower Corp.	515	73,475
AvalonBay Communities, Inc.	3,273	583,936
Boston Properties, Inc.	3,977	517,129
Canadian Apartment Properties REIT(d)	6,444	191,321
Capital & Regional PLC	180,918	142,896
DDR Corp.	17,004	152,356
Duke Realty Corp.	9,050	246,250
EPR Properties	4,889	320,034
Equity Residential	2,453	156,428
Essex Property Trust, Inc.	1,110	267,921
Extra Space Storage, Inc.(d)	4,608	402,970
Federal Realty Investment Trust	1,860	247,027
First Industrial Realty Trust, Inc.	7,508	236,277
Gecina SA	2,249	415,293

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Goodman Group	36,018	$236,008
Hammerson PLC	13,455	99,270
HCP, Inc.	13,166	343,369
Healthcare Trust of America, Inc., Class A	5,718	171,769
Highwoods Properties, Inc.	2,845	144,839
Host Hotels & Resorts, Inc.	24,274	481,839
Ichigo Office REIT Investment Corp.(d)	268	183,860
Intu Properties PLC	84,049	286,428
Invincible Investment Corp.	709	301,722
Invitation Homes, Inc.	14,655	345,418
Kenedix Office Investment Corp.(d)	38	215,842
Kenedix Retail REIT Corp.	78	161,112
Kilroy Realty Corp.	1,945	145,194
Klepierre SA	4,804	211,157
Land Securities Group PLC	21,257	288,813
Liberty Property Trust	6,780	291,608
Link REIT	18,500	171,158
Macerich Co.	2,952	193,887
Mid-America Apartment Communities, Inc.	2,930	294,641
Prologis, Inc.	1,838	118,569
Public Storage	577	120,593
QTS Realty Trust, Inc., Class A	2,961	160,368
Regency Centers Corp.	4,260	294,707
RioCan Real Estate Investment Trust(d)	5,701	110,482
Sabra Health Care REIT, Inc.	12,947	243,015
Scentre Group	92,921	303,105
Simon Property Group, Inc.	4,885	838,950
Spirit Realty Capital, Inc.	33,848	290,416
Sun Communities, Inc.	1,594	147,891
Vastned Retail NV	2,269	112,438
Ventas, Inc.	6,459	387,605
VEREIT, Inc.	43,499	338,857
Vornado Realty Trust(d)	1,908	149,167
Westfield Corp.	48,542	358,637

		13,126,710
Real Estate Management & Development — 3.2%
Aedas Homes SAU(a)(e)	5,566	204,358
Aroundtown SA	46,770	360,046
BUWOG AG	11,851	408,410
Capital & Counties Properties PLC(d)	13,755	59,304
CK Asset Holdings Ltd.	55,500	483,803
Entra ASA(e)	11,709	173,982
First Capital Realty, Inc.	10,383	171,150
Mega Manunggal Property Tbk PT(b)	3,207,700	135,254
Mitsui Fudosan Co. Ltd.	15,700	351,138
Sun Hung Kai Properties Ltd.	13,000	216,438
Takara Leben Co., Ltd.	73,400	323,858
Unizo Holdings Co., Ltd.	16,300	441,705
Vonovia SE	5,152	255,267
Wharf Holdings Ltd.	16,000	55,176
Wharf Real Estate Investment Co., Ltd.(a)	29,000	193,015
Yanlord Land Group Ltd.	80,100	96,854

		3,929,758

Total Common Stocks (Cost — $17,806,733) — 15.4%		18,698,561

Total Investments (Cost — $93,978,862) — 100.9%		122,804,532
Liabilities in Excess of Other Assets — (0.9)%		(1,050,369)

Net Assets — 100.0%		$121,754,163

90	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2050 Master Portfolio

(a)	Non-income producing security.
(b)	All or a portion of security was purchased with the cash collateral from loaned securities.
(c)	Annualized 7-day yield as of period end.
(d)	Security, or a portion of the security, is on loan.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/16	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$43,589,002	$8,024,646	(b)	—		$51,613,648	$51,613,648	$750,648		$4,165,637	$1,581,616
BlackRock Advantage Emerging Markets Fund	—	850,637		(16,648)		833,989	9,248,936	—		1,165	1,011,776
BlackRock Cash Funds: Institutional, SL Agency Shares	588,649	876,538	(b)	—		1,465,187	1,465,334	8,438	(c)	(138)	(100)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,871,097	—		(10,575,716	)(d)	295,381	295,381	62,260		—	—
BlackRock Commodity Strategies Fund	713,452	112,661		(160,205)		665,908	5,313,945	34,189		(27,212)	429,866
CoreAlpha Bond Master Portfolio	$1,148,840	—		$(59,999	)(d)	1,088,841	1,088,841	33,285		2,693	(35,016)
International Tilts Master Portfolio	$16,886,692	$439,590	(b)	—		17,326,282	17,326,282	452,921		1,929,524	4,349,405
iShares Core S&P 500 ETF(e)	6,451	—		(6,451)		—	—	—		45,134	(30,734)
iShares Edge MSCI Multifactor Intl ETF	211,613	—		(42,876)		168,737	4,868,062	199,949		91,271	961,032
iShares Edge MSCI Multifactor USA ETF	436,759	7,435		(170,817)		273,377	8,690,655	150,806		165,899	1,367,390
iShares MSCI EAFE Small-Cap ETF	68,718	3,557		(7,238)		65,037	4,194,887	47,843		207,470	954,954

							$104,105,971	$1,740,339		$6,581,443	$10,590,189

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value purchased.
(e)	No longer held by the LifePath Dynamic Master Portfolio.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NIKKEI 225 (OSE)	12	03/08/18	$2,423	$19,383
S&P/TSX 60 Index	15	03/15/18	2,285	8,364
Russell 2000 E-Mini Index	16	03/16/18	1,229	9,754

				37,501

Short Contracts
S&P 400 E-Mini Index	2	03/16/18	380	(1,718)
S&P 500 E-Mini Index	35	03/16/18	4,683	(11,683)

				(13,401)

				$24,100

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	50,000	USD	37,934	Goldman Sachs International	01/18/18	$1,079
AUD	236,000	USD	179,043	Goldman Sachs International	01/18/18	5,096
AUD	191,000	USD	145,813	Nomura International PLC	01/18/18	3,215
CAD	22,000	USD	17,491	Goldman Sachs International	01/18/18	16
CAD	75,000	USD	58,624	State Street Bank and Trust Co.	01/18/18	1,059
CHF	165,000	USD	167,953	Standard Chartered Bank	01/18/18	1,538
EUR	54,000	USD	63,543	Goldman Sachs International	01/18/18	1,306
EUR	5,000	USD	5,912	Nomura International PLC	01/18/18	92
EUR	43,000	USD	50,890	Nomura International PLC	01/18/18	749
EUR	5,000	USD	5,936	Royal Bank of Canada	01/18/18	68
EUR	54,000	USD	63,798	Standard Chartered Bank	01/18/18	1,050
EUR	36,000	USD	42,479	State Street Bank and Trust Co.	01/18/18	753
EUR	16,000	USD	19,017	UBS AG	01/18/18	198
GBP	136,000	USD	183,165	Nomura International PLC	01/18/18	543
GBP	38,000	USD	50,241	Royal Bank of Canada	01/18/18	1,089
HKD	127,000	USD	16,257	Standard Chartered Bank	01/18/18	4
IDR	398,018,000	USD	28,871	BNP Paribas S.A.	01/18/18	426
ILS	71,000	USD	20,291	Citibank N.A.	01/18/18	125
JPY	4,929,000	USD	43,494	Barclays Bank PLC	01/18/18	279
JPY	10,520,000	USD	93,132	Standard Chartered Bank	01/18/18	294
NZD	21,000	USD	14,413	Bank of America N.A.	01/18/18	467
SEK	76,000	USD	9,085	Deutsche Bank AG	01/18/18	188
SEK	512,000	USD	61,393	Goldman Sachs International	01/18/18	1,078
SEK	778,000	USD	93,376	Goldman Sachs International	01/18/18	1,550
SEK	49,000	USD	5,904	State Street Bank and Trust Co.	01/18/18	74
SEK	88,000	USD	10,563	State Street Bank and Trust Co.	01/18/18	174
SGD	47,000	USD	34,897	Citibank N.A.	01/18/18	253
SGD	41,000	USD	30,248	Goldman Sachs International	01/18/18	415
SGD	460,000	USD	338,179	State Street Bank and Trust Co.	01/18/18	5,843
USD	75,734	AUD	97,000	Citibank N.A.	01/18/18	50
USD	10,856	GBP	8,000	Barclays Bank PLC	01/18/18	50
USD	45,237	HKD	353,000	Citibank N.A.	01/18/18	41
USD	166,591	HKD	1,300,000	State Street Bank and Trust Co.	01/18/18	146
USD	5,592	JPY	626,000	Citibank N.A.	01/18/18	32
USD	12,572	JPY	1,402,000	Citibank N.A.	01/18/18	121
USD	108,759	JPY	12,181,000	Citibank N.A.	01/18/18	582
USD	11,104	JPY	1,243,000	Goldman Sachs International	01/18/18	65
USD	39,832	JPY	4,477,000	Nomura International PLC	01/18/18	73
USD	51,478	NOK	421,000	Goldman Sachs International	01/18/18	180
USD	85,903	NOK	688,000	Standard Chartered Bank	01/18/18	2,071
CAD	2,477,113	USD	1,948,724	Nomura International PLC	03/21/18	23,964
EUR	200,000	USD	240,892	State Street Bank and Trust Co.	03/21/18	191
USD	415,074	JPY	46,449,062	State Street Bank and Trust Co.	03/22/18	1,217

						57,804

HKD	3,130,000	USD	401,769	Barclays Bank PLC	01/18/18	(1,021)
HKD	404,000	USD	51,789	Citibank N.A.	01/18/18	(63)
HKD	659,000	USD	84,573	Royal Bank of Canada	01/18/18	(198)
IDR	403,819,000	USD	29,758	Deutsche Bank AG	01/18/18	(34)
JPY	7,976,000	USD	70,913	Standard Chartered Bank	01/18/18	(80)
SEK	728,000	USD	88,999	Citibank N.A.	01/18/18	(174)
USD	16,874	AUD	22,000	Citibank N.A.	01/18/18	(292)
USD	88,428	AUD	115,000	Citibank N.A.	01/18/18	(1,301)
USD	154,978	AUD	202,000	Citibank N.A.	01/18/18	(2,632)
USD	5,402	AUD	7,000	Deutsche Bank AG	01/18/18	(59)
USD	98,641	AUD	129,000	Deutsche Bank AG	01/18/18	(2,011)
USD	12,304	AUD	16,000	Goldman Sachs International	01/18/18	(180)
USD	21,028	AUD	27,000	Goldman Sachs International	01/18/18	(39)
USD	29,287	AUD	39,000	Goldman Sachs International	01/18/18	(1,142)
USD	29,448	AUD	39,000	Nomura International PLC	01/18/18	(982)
USD	74,437	AUD	97,000	Royal Bank of Canada	01/18/18	(1,247)
USD	11,487	AUD	15,000	State Street Bank and Trust Co.	01/18/18	(217)

92	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,913	CAD	5,000	Goldman Sachs International	01/18/18	$(66)
USD	16,335	EUR	14,000	Citibank N.A.	01/18/18	(477)
USD	43,210	EUR	36,000	Citibank N.A.	01/18/18	(23)
USD	270,564	EUR	228,000	Citibank N.A.	01/18/18	(3,240)
USD	2,357	EUR	2,000	Nomura International PLC	01/18/18	(45)
USD	88,690	EUR	75,000	State Street Bank and Trust Co.	01/18/18	(1,378)
USD	63,433	EUR	53,000	UBS AG	01/18/18	(215)
USD	36,204	GBP	27,000	Barclays Bank PLC	01/18/18	(267)
USD	106,316	GBP	79,000	Goldman Sachs International	01/18/18	(397)
USD	3,947	GBP	3,000	Nomura International PLC	01/18/18	(105)
USD	28,159	GBP	21,000	Nomura International PLC	01/18/18	(207)
USD	22,876	GBP	17,000	Royal Bank of Canada	01/18/18	(87)
USD	18,649	GBP	14,000	State Street Bank and Trust Co.	01/18/18	(262)
USD	50,258	GBP	38,000	State Street Bank and Trust Co.	01/18/18	(1,073)
USD	95,718	GBP	72,000	State Street Bank and Trust Co.	01/18/18	(1,539)
USD	203,821	IDR	2,793,362,000	BNP Paribas S.A.	01/18/18	(1,793)
USD	355,966	JPY	40,287,000	Citibank N.A.	01/18/18	(1,815)
USD	12,749	JPY	1,438,000	Royal Bank of Canada	01/18/18	(21)
USD	10,669	NOK	88,000	Deutsche Bank AG	01/18/18	(53)
USD	6,672	NOK	55,000	Standard Chartered Bank	01/18/18	(29)
USD	4,429	SGD	6,000	Citibank N.A.	01/18/18	(59)
USD	4,433	SGD	6,000	State Street Bank and Trust Co.	01/18/18	(54)
CAD	250,000	USD	199,356	State Street Bank and Trust Co.	03/21/18	(265)
USD	296,429	EUR	249,650	State Street Bank and Trust Co.	03/21/18	(4,502)
USD	193,915	GBP	143,794	Barclays Bank PLC	03/21/18	(725)

						(30,369)

	Net Unrealized Appreciation					$27,435

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$37,501	$—	$—	$—	$37,501
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	57,804	—	—	57,804

	$—	$—	$37,501	$57,804	$—	$—	$95,305

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$13,401	$—	$—	$—	$13,401
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	30,369	—	—	30,369

	$—	$—	$13,401	$30,369	$—	$—	$43,770

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2050 Master Portfolio

For the year ended December 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$2,074,942	$193,791	$—	$—	$2,268,733
Forward foreign currency exchange contracts	—	—	—	225,885	—	—	225,885
Swaps	—	—	(91,324)	—	—	—	(91,324)

	$—	$—	$1,983,618	$419,676	$—	$—	$2,403,294

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$243,144	$84,629	$—	$—	$327,773
Forward foreign currency exchange contracts	—	—	—	17,665	—	—	17,665

	$—	$—	$243,144	$102,294	$—	$—	$345,438

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,591,191
Average notional value of contracts — short	$5,813,210
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$3,809,918
Average amounts sold — in USD	$4,972,694
Total return swaps:
Average notional value	$482,063

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

	Assets	Liabilities
Futures contracts	$9,293	$3,154
Forward foreign currency exchange contracts	57,804	30,369

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$67,097	$33,523
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(9,293)	(3,154)

Total derivative assets and liabilities subject to an MNA	$57,804	$30,369

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$467	$—	$—	$—	$467
Barclays Bank PLC	329	(329)	—	—	—
BNP Paribas S.A.	426	(426)	—	—	—
Citibank N.A.	1,204	(1,204)	—	—	—
Deutsche Bank AG	188	(188)	—	—	—
Goldman Sachs International	10,785	(1,824)	—	—	8,961
Nomura International PLC	28,636	(1,339)	—	—	27,297
Royal Bank of Canada	1,157	(1,157)	—	—	—
Standard Chartered Bank	4,957	(109)	—	—	4,848
State Street Bank and Trust Co.	9,457	(9,290)	—	—	167
UBS AG	198	(198)	—	—	—

	$57,804	$(16,064)	$—	$—	$41,740

94	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2050 Master Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Barclays Bank PLC	$2,013	$(329)	$—	$—	$1,684
BNP Paribas S.A.	1,793	(426)	—	—	1,367
Citibank N.A.	10,076	(1,204)	—	—	8,872
Deutsche Bank AG	2,157	(188)	—	—	1,969
Goldman Sachs International	1,824	(1,824)	—	—	—
Nomura International PLC	1,339	(1,339)	—	—	—
Royal Bank of Canada	1,553	(1,157)	—	—	396
Standard Chartered Bank	109	(109)	—	—	—
State Street Bank and Trust Co.	9,290	(9,290)	—	—	—
UBS AG	215	(198)	—	—	17

	$30,369	$(16,064)	$—	$—	$14,305

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investments:
Equity Funds	$32,316,485	$—	$—	$32,316,485
Short-Term Securities	1,760,715	—	—	1,760,715
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	300,779	451,307	—	752,086
Hotels, Restaurants & Leisure	390,174	—	—	390,174
Household Durables	196,026	—	—	196,026
IT Services	202,896	—	—	202,896
Internet Software & Services	—	100,911	—	100,911
Real Estate Investment Trusts (REITs)	11,011,023	2,115,687	—	13,126,710
Real Estate Management & Development	1,102,551	2,827,207	—	3,929,758

Subtotal	$47,280,649	$5,495,112	$—	$52,775,761

Investments Valued at NAV(a)				70,028,771

Total Investments				$122,804,532

Derivative Financial Instruments(b)
Assets:
Equity contracts	$37,501	$—	$—	$37,501
Forward foreign currency contracts	—	57,804	—	57,804
Liabilities:
Equity rate contracts	(13,401)	—	—	(13,401)
Forward foreign currency contracts	—	(30,369)	—	(30,369)

	$24,100	$27,435	$—	$51,535

(a)	As of December 31, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	95

Schedule of Investments December 31, 2017	LifePath Dynamic 2060 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(d) — 85.7%

Equity Funds — 83.9%
Active Stock Master Portfolio	$884,385	$884,385
BlackRock Advantage Emerging Markets Fund(a)	15,340	170,116
BlackRock Commodity Strategies Fund	12,525	99,949
International Tilts Master Portfolio	$382,149	382,149
iShares Edge MSCI Multifactor Intl ETF	3,801	109,659
iShares Edge MSCI Multifactor USA ETF	4,640	147,505
iShares MSCI Canada ETF	1,252	37,109
iShares MSCI Japan ETF	759	45,487
iShares Russell 2000 ETF	143	21,802

		1,898,161
Fixed Income Fund — 1.1%
CoreAlpha Bond Master Portfolio	$25,786	25,786

Short-Term Securities — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.21%(b)	15,385	15,385

Total Affiliated Investment Companies (Cost — $1,765,319) — 85.7%		1,939,332

Common Stocks — 15.3%

Equity Real Estate Investment Trusts (REITs) — 0.9%
Great Portland Estates PLC	241	2,237
Ichigo Hotel REIT Investment Corp.	3	3,254
Invitation Homes, Inc.	274	6,458
New South Resources Ltd.(a)	5,203	6,219
PRS REIT PLC(a)	1,499	2,140

		20,308
Hotels, Restaurants & Leisure — 0.3%
Hilton Worldwide Holdings, Inc.	46	3,674
Mandarin Oriental International, Ltd.	1,800	3,636

		7,310
Household Durables — 0.1%
Glenveagh Properties PLC(a)(c)	2,594	3,673

Internet Software & Services — 0.1%
NEXTDC Ltd.(a)	403	1,882

IT Services — 0.2%
InterXion Holding NV(a)	64	3,772

Real Estate Investment Trusts (REITs) — 10.6%
Alexandria Real Estate Equities, Inc.	66	8,619
American Campus Communities, Inc.	67	2,749
American Tower Corp.	10	1,427
AvalonBay Communities, Inc.	61	10,883
Boston Properties, Inc.	74	9,622
Canadian Apartment Properties REIT	120	3,563
Capital & Regional PLC	3,389	2,677
DDR Corp.	317	2,840
Duke Realty Corp.	169	4,599
EPR Properties	91	5,957
Equity Residential	46	2,934
Essex Property Trust, Inc.	21	5,069
Extra Space Storage, Inc.	87	7,608
Federal Realty Investment Trust	35	4,648
First Industrial Realty Trust, Inc.	140	4,406
Gecina SA	42	7,756
Goodman Group	672	4,403
Hammerson PLC	251	1,852

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
HCP, Inc.	246	$6,416
Healthcare Trust of America, Inc., Class A	107	3,214
Highwoods Properties, Inc.	53	2,698
Host Hotels & Resorts, Inc.	453	8,992
Ichigo Office REIT Investment Corp.	5	3,430
Intu Properties PLC	1,567	5,340
Invincible Investment Corp.	13	5,532
Kenedix Office Investment Corp.	1	5,680
Kenedix Retail REIT Corp.	1	2,066
Kilroy Realty Corp.	36	2,687
Klepierre SA	90	3,956
Land Securities Group PLC	398	5,408
Liberty Property Trust	126	5,419
Link REIT	500	4,626
Macerich Co.	55	3,612
Mid-America Apartment Communities, Inc.	55	5,531
Prologis, Inc.	34	2,193
Public Storage	11	2,299
QTS Realty Trust, Inc., Class A	55	2,979
Regency Centers Corp.	79	5,465
RioCan Real Estate Investment Trust	106	2,054
Sabra Health Care REIT, Inc.	241	4,524
Scentre Group	1,733	5,653
Simon Property Group, Inc.	91	15,628
Spirit Realty Capital, Inc.	631	5,414
Sun Communities, Inc.	30	2,783
Vastned Retail NV	42	2,081
Ventas, Inc.	120	7,201
VEREIT, Inc.	811	6,318
Vornado Realty Trust	35	2,736
Westfield Corp.	958	7,078

		240,625
Real Estate Management & Development — 3.1%
Aedas Homes SAU(a)(c)	104	3,818
Aroundtown SA	878	6,759
BUWOG AG	222	7,651
Capital & Counties Properties PLC	256	1,104
CK Asset Holdings Ltd.	1,500	13,076
Entra ASA(c)	216	3,209
First Capital Realty, Inc.	194	3,198
Mitsui Fudosan Co. Ltd.	300	6,710
New World Development Co. Ltd.	2,000	3,005
Takara Leben Co., Ltd.	1,400	6,177
Unizo Holdings Co., Ltd.	300	8,129
Vonovia SE	97	4,806
Yanlord Land Group Ltd.	1,500	1,814

		69,456

Total Common Stocks (Cost — $330,049) — 15.3%		347,026

Total Investments (Cost — $2,095,368) — 101.0%		2,286,358
Liabilities in Excess of Other Assets — (1.0)%		(23,491)

Net Assets — 100.0%		$2,262,867

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

96	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2060 Master Portfolio

(d)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$884,385	(b)	—	$884,385	$884,385	$8,547	$(2,409)	$70,405
BlackRock Advantage Emerging Markets Fund	16,568		(1,228)	15,340	170,116	—	945	22,046
BlackRock Cash Funds: Treasury, SL Agency Shares	15,385	(b)	—	15,385	15,385	235	—	—
BlackRock Commodity Strategies Fund	13,971		(1,446)	12,525	99,949	595	390	9,051
CoreAlpha Bond Master Portfolio	$25,786	(b)	—	$25,786	25,786	417	(67)	(1,104)
International Tilts Master Portfolio	$382,149	(b)	—	$382,149	382,149	4,094	5,589	39,934
iShares Edge MSCI Multifactor Intl ETF	3,890		(89)	3,801	109,659	4,012	148	8,619
iShares Edge MSCI Multifactor USA ETF	5,213		(573)	4,640	147,505	2,017	1,416	14,372
iShares MSCI Canada ETF	1,281		(29)	1,252	37,109	737	81	4,354
iShares MSCI Japan ETF	2,299		(1,540)	759	45,487	297	6,372	4,058
iShares Russell 2000 ETF	180		(37)	143	21,802	492	2,607	2,278

					$1,939,332	$21,443	$15,072	$174,013

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,000	USD	3,793	Goldman Sachs International	01/18/18	$108
AUD	500	USD	383	JPMorgan Chase Bank N.A.	01/18/18	7
AUD	3,000	USD	2,290	Nomura International PLC	01/18/18	51
CAD	1,600	USD	1,251	Nomura International PLC	01/18/18	23
CAD	400	USD	318	Royal Bank of Canada	01/18/18	—
CHF	3,000	USD	3,053	JPMorgan Chase Bank N.A.	01/18/18	29
EUR	1,000	USD	1,177	Bank of America N.A.	01/18/18	24
EUR	1,000	USD	1,180	Bank of America N.A.	01/18/18	21
EUR	1,000	USD	1,183	Nomura International PLC	01/18/18	17
EUR	1,000	USD	1,181	Standard Chartered Bank	01/18/18	19
GBP	1,000	USD	1,347	Nomura International PLC	01/18/18	4
HKD	4,000	USD	512	Standard Chartered Bank	01/18/18	—
HKD	1,000	USD	128	UBS AG	01/18/18	—
ILS	1,000	USD	286	JPMorgan Chase Bank N.A.	01/18/18	2
JPY	257,000	USD	2,275	Bank of America N.A.	01/18/18	7
JPY	256,000	USD	2,259	Goldman Sachs International	01/18/18	15
NZD	500	USD	354	Royal Bank of Canada	01/18/18	—
SEK	9,000	USD	1,079	Bank of America N.A.	01/18/18	19
SEK	15,000	USD	1,800	Bank of America N.A.	01/18/18	30
SEK	1,000	USD	120	JPMorgan Chase Bank N.A.	01/18/18	2
SEK	1,000	USD	120	Royal Bank of Canada	01/18/18	2
SEK	2,000	USD	239	Royal Bank of Canada	01/18/18	5
SGD	8,000	USD	5,882	Bank of America N.A.	01/18/18	101
SGD	1,000	USD	743	Citibank N.A.	01/18/18	5
SGD	600	USD	440	Royal Bank of Canada	01/18/18	9
USD	1,357	GBP	1,000	JPMorgan Chase Bank N.A.	01/18/18	6
USD	1,026	HKD	8,000	JPMorgan Chase Bank N.A.	01/18/18	1
USD	430	JPY	48,000	Citibank N.A.	01/18/18	4
USD	438	JPY	49,000	Citibank N.A.	01/18/18	2
USD	420	JPY	47,000	Goldman Sachs International	01/18/18	2

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2060 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	596	JPY	67,000	Nomura International PLC	01/18/18	$1
USD	978	NOK	8,000	Bank of America N.A.	01/18/18	3
USD	1,535	NOK	12,300	JPMorgan Chase Bank N.A.	01/18/18	37
CAD	1,456	USD	1,145	Nomura International PLC	03/21/18	14
USD	45,327	JPY	5,072,315	State Street Bank and Trust Co.	03/22/18	133

						703

HKD	64,000	USD	8,215	JPMorgan Chase Bank N.A.	01/18/18	(21)
HKD	12,000	USD	1,538	Royal Bank of Canada	01/18/18	(2)
JPY	94,000	USD	836	Standard Chartered Bank	01/18/18	(1)
SEK	13,000	USD	1,589	Citibank N.A.	01/18/18	(3)
USD	779	AUD	1,000	Bank of America N.A.	01/18/18	(1)
USD	2,293	AUD	3,000	Bank of America N.A.	01/18/18	(47)
USD	3,069	AUD	4,000	Bank of America N.A.	01/18/18	(52)
USD	1,845	AUD	2,400	Citibank N.A.	01/18/18	(27)
USD	772	AUD	1,000	Deutsche Bank AG	01/18/18	(8)
USD	766	AUD	1,000	Goldman Sachs International	01/18/18	(14)
USD	755	AUD	1,000	Nomura International PLC	01/18/18	(25)
USD	767	AUD	1,000	Royal Bank of Canada	01/18/18	(13)
USD	783	CAD	1,000	Bank of America N.A.	01/18/18	(13)
USD	1,167	EUR	1,000	Bank of America N.A.	01/18/18	(34)
USD	1,183	EUR	1,000	Citibank N.A.	01/18/18	(18)
USD	5,221	EUR	4,400	Citibank N.A.	01/18/18	(63)
USD	1,197	EUR	1,000	Goldman Sachs International	01/18/18	(4)
USD	1,197	EUR	1,000	UBS AG	01/18/18	(4)
USD	2,127	GBP	1,600	Bank of America N.A.	01/18/18	(34)
USD	1,346	GBP	1,000	Nomura International PLC	01/18/18	(5)
USD	2,944	HKD	23,000	JPMorgan Chase Bank N.A.	01/18/18	(1)
USD	9,666	JPY	1,094,000	Citibank N.A.	01/18/18	(49)
USD	567	JPY	64,000	Goldman Sachs International	01/18/18	(1)
USD	364	NOK	3,000	Deutsche Bank AG	01/18/18	(2)
USD	849	EUR	715	State Street Bank and Trust Co.	03/21/18	(13)
USD	2,704	GBP	2,005	Barclays Bank PLC	03/21/18	(10)

						(465)

	Net Unrealized Appreciation					$238

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$703	$—	$—	$703

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$465	$—	$—	$465

For the year ended December 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$1,848	$—	$—	$1,848

98	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2060 Master Portfolio

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$238	$—	$—	$238

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$150,685
Average amounts sold — in USD	$73,722

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

	Assets	Liabilities
Forward foreign currency exchange contracts	$703	$465

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$703	$465

Total derivative assets and liabilities subject to an MNA	$703	$465

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$205	$(181)	$—	$—	$24
Citibank N.A.	11	(11)	—	—	—
Goldman Sachs International	125	(19)	—	—	106
JP Morgan Chase Bank N.A.	84	(22)	—	—	62
Nomura International PLC	110	(30)	—	—	80
Royal Bank of Canada	16	(15)	—	—	1
Standard Chartered Bank	19	(1)	—	—	18
State Street Bank and Trust Co.	133	(13)	—	—	120

	$703	$(292)	$—	$—	$411

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$181	$(181)	$—	$—	$—
Barclays Bank PLC	10	—	—	—	10
Citibank N.A.	160	(11)	—	—	149
Deutsche Bank AG	10	—	—	—	10
Goldman Sachs International	19	(19)	—	—	—
JP Morgan Chase Bank N.A.	22	(22)	—	—	—
Nomura International PLC	30	(30)	—	—	—
Royal Bank of Canada	15	(15)	—	—	—
Standard Chartered Bank	1	(1)	—	—	—
State Street Bank and Trust Co.	13	(13)	—	—	—
UBS AG	4	—	—	—	4

	$465	$(292)	$—	$—	$173

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2060 Master Portfolio

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investments:
Equity Funds	$631,627	$—	$—	$631,627
Short-Term Securities	15,385	—	—	15,385
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	11,852	8,456	—	20,308
Hotels, Restaurants & Leisure	7,310	—	—	7,310
Household Durables	3,673	—	—	3,673
IT Services	3,772	—	—	3,772
Internet Software & Services	—	1,882	—	1,882
Real Estate Investment Trusts (REITs)	200,244	40,381	—	240,625
Real Estate Management & Development	16,984	52,472	—	69,456

Subtotal	$890,847	$103,191	$—	$994,038

Investments Valued at NAV(a)				1,292,320

Total Investments				$2,286,358

Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$703	$—	$703
Liabilities:
Forward foreign currency contracts	—	(465)	—	(465)

	$—	$238	$—	$238

(a)	As of December 31, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

100	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

December 31, 2017

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio

ASSETS
Investments at value — unaffiliated(a)	$688,000	$5,837,179	$29,437,533	$39,295,355
Investments at value — affiliated(b)(c)	137,312,256	366,610,207	365,375,041	283,431,050
Cash	—	188,771	—	—
Cash pledged for futures contracts	454,000	1,254,000	1,331,000	987,000
Foreign currency at value(d)	1,010,713	1,227,029	2,148,185	2,093,195
Receivables:
Investments sold	282,458	1,492,343	1,442,501	54,331
Contributions from investors	158,292	153,871	182,552	—
Dividends — unaffiliated	3,125	29,066	132,712	174,501
Dividends — affiliated	598	683	1,286	1,153
Securities lending income — affiliated	297	937	1,499	1,886
Variation margin on futures contracts	223	824	14,733	43,884
Unrealized appreciation on forward foreign currency exchange contracts	14,024	49,376	113,506	131,620
Prepaid expenses	—	—	—	—

Total assets	139,923,986	376,844,286	400,180,548	326,213,975

LIABILITIES
Cash collateral on securities loaned at value	1,071,800	6,033,003	1,989,541	5,677,501
Bank overdraft	61,076	—	215,274	511,576
Payables:
Investments purchased	294,641	759,292	902,379	707,910
Variation margin on futures contracts	42,513	91,436	69,251	12,398
Professional fees	17,905	18,027	17,667	16,775
Investment advisory fees	3,429	13,565	14,489	11,238
Trustees’ fees	2,274	3,472	3,579	3,223
Withdrawals to investors	—	—	—	334,904
Unrealized depreciation on forward foreign currency exchange contracts	6,147	19,551	61,692	67,390

Total liabilities	1,499,785	6,938,346	3,273,872	7,342,915

NET ASSETS	$138,424,201	$369,905,940	$396,906,676	$318,871,060

NET ASSETS CONSIST OF
Investors’ capital	$101,390,264	$305,202,261	$357,559,383	$264,207,562
Net unrealized appreciation (depreciation)	37,033,937	64,703,679	39,347,293	54,663,498

NET ASSETS	$138,424,201	$369,905,940	$396,906,676	$318,871,060

(a) Investments at cost — unaffiliated	$652,746	$5,451,383	$27,931,136	$37,282,415
(b) Investments at cost — affiliated	$100,317,418	$302,261,125	$327,522,976	$230,816,728
(c) Securities loaned at value	$1,049,536	$5,896,746	$1,891,775	$5,409,399
(d) Foreign currency at cost	$1,004,307	$1,223,434	$2,130,644	$2,078,634

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Assets and Liabilities  (continued)

December 31, 2017

	LifePath Dynamic 2050 Master Portfolio	LifePath Dynamic 2060 Master Portfolio

ASSETS
Investments at value — unaffiliated(a)	$18,698,561	$347,026
Investments at value — affiliated(b)(c)	104,105,971	1,939,332
Cash	—	135
Cash pledged for futures contracts	324,000	—
Foreign currency at value(d)	512,308	3,357
Receivables:
Investments sold	45,057	1,065
Interest — affiliated	—	13
Dividends — unaffiliated	81,486	1,616
Dividends — affiliated	2,193	—
Variation margin on futures contracts	9,293	—
Securities lending income — affiliated	778	—
Unrealized appreciation on forward foreign currency exchange contracts	57,804	703
Prepaid expenses	—	2,635

Total assets	123,837,451	2,295,882

LIABILITIES
Cash collateral on securities loaned at value	1,465,551	—
Bank overdraft	80,218	—
Payables:
Investments purchased	120,578	17,102
Variation margin on futures contracts	3,154	—
Investment advisory fees	3,069	94
Trustees’ fees	2,134	1,594
Professional fees	15,498	13,760
Withdrawals to investors	362,717	—
Unrealized depreciation on forward foreign currency exchange contracts	30,369	465

Total liabilities	2,083,288	33,015

NET ASSETS	$121,754,163	$2,262,867

NET ASSETS CONSIST OF
Investors’ capital	$92,871,835	$2,071,607
Net unrealized appreciation (depreciation)	28,882,328	191,260

NET ASSETS	$121,754,163	$2,262,867

(a) Investments at cost — unaffiliated	$17,806,733	$330,049
(b) Investments at cost — affiliated	$76,172,129	$1,765,319
(c) Securities loaned at value	$1,376,752	$—
(d) Foreign currency at cost	$508,317	$3,336

See notes to financial statements.

102	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

Year Ended December 31, 2017

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$483,094	$1,337,966	$1,447,897	$1,294,007
Dividends — unaffiliated	21,315	236,178	1,098,737	1,471,347
Securities lending income — affiliated — net	3,417	7,082	15,824	15,312
Other income — affiliated	230	2,501	7,292	9,074
Foreign taxes withheld	(1,422)	(14,615)	(60,766)	(80,781)
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	907,574	2,861,709	3,996,524	3,803,045
Interest — affiliated	1,811,301	4,402,716	2,611,376	634,979
Expenses	(316,027)	(860,714)	(943,194)	(776,152)
Fees waived	80,578	248,783	343,950	318,492

Total investment income	2,990,060	8,221,606	8,517,640	6,689,323

EXPENSES
Investment advisory	498,912	1,372,388	1,430,083	1,149,044
Professional	18,971	16,627	16,934	16,801
Independent Trustees	9,959	14,574	14,985	13,577

Total expenses	527,842	1,403,589	1,462,002	1,179,422
Less fees waived and/or reimbursed by the Manager	(457,604)	(1,210,025)	(1,261,532)	(1,019,905)

Total expenses after fees waived and/or reimbursed	70,238	193,564	200,470	159,517

Net investment income	2,919,822	8,028,042	8,317,170	6,529,806

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	89,352	410,580	1,315,617	1,640,614
Investments — affiliated	1,037,088	1,540,019	2,410,149	1,677,707
Futures contracts	1,486,643	4,581,778	5,775,654	5,161,659
Forward foreign currency exchange contracts	145,755	393,896	464,121	603,798
Foreign currency transactions	47,084	156,345	195,268	122,417
Capital gain distributions from investment companies — affiliated	—	—	—	87
Swaps	—	(92,824)	(167,590)	(214,458)
Allocated from the applicable Underlying Master Portfolio from investments, futures, forward foreign currency exchange contracts and foreign currency transactions	4,425,038	14,641,412	22,917,576	19,340,822

	7,230,960	21,631,206	32,910,795	28,332,646

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	16,090	319,711	1,534,895	2,092,628
Investments — affiliated	1,505,760	7,261,415	9,595,129	11,101,894
Futures contracts	260,180	784,537	881,743	837,447
Forward foreign currency exchange contracts	7,261	19,853	32,798	44,358
Foreign currency translations	7,643	9,248	30,035	29,103
Allocated from the applicable Underlying Master Portfolio from investments, futures, forward foreign currency exchange contracts and foreign currency translations	4,296,058	12,656,985	14,795,636	16,052,969

	6,092,992	21,051,749	26,870,236	30,158,399

Net realized and unrealized gain	13,323,952	42,682,955	59,781,031	58,491,045

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,243,774	$50,710,997	$68,098,201	$65,020,851

See notes to financial statements.

FINANCIAL STATEMENTS	103

Statements of Operations  (continued)

Year Ended December 31, 2017

	LifePath Dynamic 2050 Master Portfolio	LifePath Dynamic 2060 Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$491,737	$8,385
Dividends — unaffiliated	647,425	7,671
Securities lending income — affiliated — net	8,438	—
Other income — affiliated	3,310	—
Foreign taxes withheld	(33,926)	(404)
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	1,303,807	13,851
Interest — affiliated	87,248	1,065
Expenses	(260,458)	(2,958)
Fees waived	106,257	1,100

Total investment income	2,353,838	28,710

EXPENSES
Investment advisory	398,909	4,348
Professional	16,891	13,761
Independent Trustees	9,514	4,756

Total expenses	425,314	22,865
Less fees waived and/or reimbursed by the Manager	(372,465)	(22,256)

Total expenses after fees waived and/or reimbursed	52,849	609

Net investment income	2,300,989	28,101

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	651,888	3,717
Investments — affiliated	483,589	11,959
Futures contracts	2,268,733	—
Forward foreign currency exchange contracts	225,885	1,848
Foreign currency transactions	47,305	174
Capital gain distributions from investment companies — affiliated	—	—
Swaps	(91,324)	—
Allocated from the applicable Underlying Master Portfolio from investments, futures, forward foreign currency exchange contracts and foreign currency transactions	6,097,854	3,113

	9,683,930	20,811

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	921,695	16,977
Investments — affiliated	4,694,184	64,778
Futures contracts	327,773	—
Forward foreign currency exchange contracts	17,665	238
Foreign currency translations	9,398	32
Allocated from the applicable Underlying Master Portfolio from investments, futures, forward foreign currency exchange contracts and foreign currency translations	5,896,005	109,235

	11,866,720	191,260

Net realized and unrealized gain	21,550,650	212,071

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,851,639	$240,172

See notes to financial statements.

104	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	LifePath Dynamic Retirement Master Portfolio		LifePath Dynamic 2020 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,919,822	$4,039,809	$8,028,042	$10,841,331
Net realized gain (loss)	7,230,960	(9,828,969)	21,631,206	(15,747,853)
Net change in unrealized appreciation (depreciation)	6,092,992	17,151,854	21,051,749	38,179,107

Net increase in net assets resulting from operations	16,243,774	11,362,694	50,710,997	33,272,585

CAPITAL TRANSACTIONS
Proceeds from contributions	32,047,561	37,981,022	56,671,849	72,645,057
Value of withdrawals	(65,617,579)	(147,760,621)	(176,999,861)	(247,199,241)

Net decrease in net assets derived from capital transactions	(33,570,018)	(109,779,599)	(120,328,012)	(174,554,184)

NET ASSETS
Total decrease in net assets	(17,326,244)	(98,416,905)	(69,617,015)	(141,281,599)
Beginning of year	155,750,445	254,167,350	439,522,955	580,804,554

End of year	$138,424,201	$155,750,445	$369,905,940	$439,522,955

See notes to financial statements.

FINANCIAL STATEMENTS	105

Statements of Changes in Net Assets  (continued)

	LifePath Dynamic 2030 Master Portfolio		LifePath Dynamic 2040 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,317,170	$10,703,838	$6,529,806	$8,564,521
Net realized gain	32,910,795	14,836,286	28,332,646	735,208
Net change in unrealized appreciation (depreciation)	26,870,236	10,422,650	30,158,399	21,925,002

Net increase in net assets resulting from operations	68,098,201	35,962,774	65,020,851	31,224,731

CAPITAL TRANSACTIONS
Proceeds from contributions	59,732,364	79,804,028	43,695,329	78,506,160
Value of withdrawals	(179,241,332)	(211,296,224)	(151,188,186)	(174,343,519)

Net decrease in net assets derived from capital transactions	(119,508,968)	(131,492,196)	(107,492,857)	(95,837,359)

NET ASSETS
Total decrease in net assets	(51,410,767)	(95,529,422)	(42,472,006)	(64,612,628)
Beginning of year	448,317,443	543,846,865	361,343,066	425,955,694

End of year	$396,906,676	$448,317,443	$318,871,060	$361,343,066

See notes to financial statements.

106	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	LifePath Dynamic 2050 Master Portfolio		LifePath Dynamic 2060 Master Portfolio
	Year Ended December 31,		Period 05/31/17 (a) to 12/31/17
	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,300,989	$2,513,942	$28,101
Net realized gain (loss)	9,683,930	(6,172,151)	20,811
Net change in unrealized appreciation (depreciation)	11,866,720	13,580,700	191,260

Net increase in net assets resulting from operations	23,851,639	9,922,491	240,172

CAPITAL TRANSACTIONS
Proceeds from contributions	29,356,567	48,949,251	2,026,659
Value of withdrawals	(48,021,579)	(57,207,767)	(3,964)

Net decrease in net assets derived from capital transactions	(18,665,012)	(8,258,516)	2,022,695

NET ASSETS
Total increase in net assets	5,186,627	1,663,975	2,262,867
Beginning of year	116,567,536	114,903,561	—

End of year	$121,754,163	$116,567,536	$2,262,867

(a)	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	107

Financial Highlights

	LifePath Dynamic Retirement Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	12.06%	6.28%	(1.02)%	5.25%	6.75%

Ratios to Average Net Assets
Total expenses(a)	0.54%	0.54%	0.54%	0.54%	0.54%

Total expenses after fees waived and/or reimbursed(a)	0.21%	0.23%	0.26%	0.25%	0.25%

Net investment income(a)	2.05%	2.06%	1.88%	2.02%	1.83%

Supplemental Data
Net assets, end of year (000)	$138,424	$155,750	$254,167	$1,590,195	$1,586,408

Portfolio turnover rate(b)	6%	37%	21%	14%	17%

(a)	Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2013 - 2017
CoreAlpha Bond Master Portfolio	2013 - 2017
International Tilts Master Portfolio	2013 - 2017
Large Cap Index Master Portfolio	2013 - 2015

Range of Periods
Master Small Cap Index Series	2013 - 2017
Master Total Return Portfolio	2016 - 2017
Total International ex U.S. Index Master Portfolio	2013

Includes the LifePath Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.06%	0.04%	0.03%	0.03%	0.03%
Investments in underlying funds	0.12%	0.10%	0.09%	0.10%	0.10%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2013 - 2017
BlackRock Cash Funds: Prime	2013 - 2015
BlackRock Cash Funds: Treasury	2016 - 2017
BlackRock Commodity Strategies Fund	2013 - 2017

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2013 - 2017
BlackRock Tactical Opportunities Fund	2016 - 2017
iShares exchange-traded funds	2013 - 2017

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

108	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Dynamic 2020 Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	13.70%	6.66%	(1.28)%	5.56%	10.17%

Ratios to Average Net Assets
Total expenses(a)	0.51%	0.53%	0.53%	0.54%	0.53%

Total expenses after fees waived and/or reimbursed(a)	0.21%	0.23%	0.24%	0.24%	0.23%

Net investment income(a)	2.05%	2.08%	1.90%	2.01%	1.97%

Supplemental Data
Net assets, end of year (000)	$369,906	$439,523	$580,805	$2,875,494	$2,831,270

Portfolio turnover rate(b)	10%	50%	18%	21%	19%

(a)	Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2013 - 2017
CoreAlpha Bond Master Portfolio	2013 - 2017
International Tilts Master Portfolio	2013 - 2017
Large Cap Index Master Portfolio	2013 - 2015

Range of Periods
Master Small Cap Index Series	2013 - 2017
Master Total Return Portfolio	2016 - 2017
Total International ex U.S. Index Master Portfolio	2013

Includes the LifePath Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.06%	0.05%	0.04%	0.04%	0.03%
Investments in underlying funds	0.13%	0.11%	0.11%	0.11%	0.12%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2013 - 2017
BlackRock Cash Funds: Prime	2013 - 2015
BlackRock Cash Funds: Treasury	2016 - 2017
BlackRock Commodity Strategies Fund	2013 - 2017

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2013 - 2017
BlackRock Tactical Opportunities Fund	2016 - 2017
iShares exchange-traded funds	2013 - 2017

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights  (continued)

	LifePath Dynamic 2030 Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	18.08%	7.61%	(1.55)%	5.82%	14.16%

Ratios to Average Net Assets
Total expenses(a)	0.50%	0.52%	0.52%	0.53%	0.52%

Total expenses after fees waived and/or reimbursed(a)	0.20%	0.21%	0.21%	0.21%	0.20%

Net investment income(a)	2.04%	2.11%	1.93%	2.02%	2.13%

Supplemental Data
Net assets, end of year (000)	$396,907	$448,317	$543,847	$2,702,796	$2,651,481

Portfolio turnover rate(b)	21%	61%	21%	33%	22%

(a)	Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2013 - 2017
CoreAlpha Bond Master Portfolio	2013 - 2017
International Tilts Master Portfolio	2013 - 2017
Large Cap Index Master Portfolio	2013 - 2015

Range of Periods
Master Small Cap Index Series	2013 - 2017
Master Total Return Portfolio	2016 - 2017
Total International ex U.S. Index Master Portfolio	2013

Includes the LifePath Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.08%	0.06%	0.05%	0.05%	0.05%
Investments in underlying funds	0.14%	0.12%	0.14%	0.14%	0.15%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2013 - 2017
BlackRock Cash Funds: Prime	2013 - 2015
BlackRock Cash Funds: Treasury	2016 - 2017
BlackRock Commodity Strategies Fund	2013 - 2017

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2013 - 2017
BlackRock Tactical Opportunities Fund	2016 - 2017
iShares exchange-traded funds	2013 - 2017

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

110	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Dynamic 2040 Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	21.86%	8.35%	(1.79)%	5.98%	17.42%

Ratios to Average Net Assets
Total expenses(a)	0.50%	0.50%	0.50%	0.53%	0.51%

Total expenses after fees waived and/or reimbursed(a)	0.19%	0.19%	0.18%	0.19%	0.18%

Net investment income(a)	1.99%	2.13%	1.94%	2.03%	2.26%

Supplemental Data
Net assets, end of year (000)	$318,871	$361,343	$425,956	$2,089,313	$2,064,693

Portfolio turnover rate(b)	30%	77%	19%	42%	26%

(a)	Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2013 - 2017
CoreAlpha Bond Master Portfolio	2013 - 2017
International Tilts Master Portfolio	2013 - 2017
Large Cap Index Master Portfolio	2013 - 2015

Range of Periods
Master Small Cap Index Series	2013 - 2017
Master Total Return Portfolio	2016 - 2017
Total International ex U.S. Index Master Portfolio	2013

Includes the LifePath Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.10%	0.07%	0.06%	0.06%	0.05%
Investments in underlying funds	0.16%	0.14%	0.17%	0.16%	0.17%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2013 - 2017
BlackRock Cash Funds: Prime	2013 - 2015
BlackRock Cash Funds: Treasury	2016 - 2017
BlackRock Commodity Strategies Fund	2013 - 2017

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2013 - 2017
BlackRock Tactical Opportunities Fund	2016 - 2017
iShares exchange-traded funds	2013 - 2017

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights  (continued)

	LifePath Dynamic 2050 Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	23.28%	8.57%	(1.96)%	6.23%	20.32%

Ratios to Average Net Assets
Total expenses(a)	0.51%	0.51%	0.51%	0.53%	0.53%

Total expenses after fees waived and/or reimbursed(a)	0.18%	0.19%	0.17%	0.18%	0.20%

Net investment income(a)	2.02%	2.09%	1.94%	2.04%	2.46%

Supplemental Data
Net assets, end of year (000)	$121,754	$116,568	$114,904	$439,444	$415,263

Portfolio turnover rate(b)	35%	70%	36%	48%	28%

(a)	Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2013 - 2017
CoreAlpha Bond Master Portfolio	2013 - 2017
International Tilts Master Portfolio	2013 - 2017

Range of Periods
Large Cap Index Master Portfolio	2013 - 2015
Master Small Cap Index Series	2013 - 2017
Total International ex U.S. Index Master Portfolio	2013

Includes the LifePath Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.09%	0.08%	0.07%	0.07%	0.06%
Investments in underlying funds	0.16%	0.15%	0.19%	0.17%	0.15%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2013 - 2017
BlackRock Cash Funds: Prime	2013 - 2015
BlackRock Cash Funds: Treasury	2016 - 2017
BlackRock Commodity Strategies Fund	2013 - 2017

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2013 - 2017
BlackRock Tactical Opportunities Fund	2016 - 2017
iShares exchange-traded funds	2013 - 2017

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

112	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Dynamic 2060 Master Portfolio
	Period 05/31/17 (a) to 12/31/17
Total Return
Total return	11.93	%(b)

Ratios to Average Net Assets
Total expenses(c)	1.54	%(d)(e)

Total expenses after fees waive and/or reimbursed d(c)	0.20	%(d)

Net investment income(c)	2.27	%(d)

Supplemental Data
Net assets, end of period (000)	$2,263

Portfolio turnover rate(f)	35%

(a)	Commencement of operations.
(b)	Aggregate total return.
(c)	Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2017
CoreAlpha Bond Master Portfolio	2017

Range of Periods
International Tilts Master Portfolio	2017

Includes the LifePath Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

Period 05/31/17 (a) to 12/31/17
Allocated fees waived	0.09%
Investments in underlying funds	0.23%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Treasury	2017
BlackRock Commodity Strategies Fund	2017

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2017
iShares exchange-traded funds	2017

(d)	Annualized.
(e)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.00%.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Notes to Financial Statements

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is classified as diversified. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to six series of MIP: LifePath® Dynamic Retirement Master Portfolio, LifePath® Dynamic 2020 Master Portfolio, LifePath® Dynamic 2030 Master Portfolio, LifePath® Dynamic 2040 Master Portfolio, LifePath® Dynamic 2050 Master Portfolio and LifePath® Dynamic 2060 Master Portfolio (each, a “LifePath Dynamic Master Portfolio” and together, the “LifePath Dynamic Master Portfolios”).

As of period end, the investment of LifePath Dynamic 2020 Master Portfolio, LifePath Dynamic 2030 Master Portfolio, LifePath Dynamic 2040 Master Portfolio, LifePath Dynamic 2050 Master Portfolio and LifePath Dynamic 2060 Master Portfolio in Active Stock Master Portfolio represented 26.2%, 37.5%, 43.3%, 42.4% and 39.1%, respectively, of net assets. The investment of LifePath Dynamic Retirement Master Portfolio and LifePath Dynamic 2020 Master Portfolio in CoreAlpha Bond Master Portfolio represented 42.4% and 33.9%, respectively, of net assets. As such, financial statements of Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective LifePath Dynamic Master Portfolio’s financial statements. Active Stock Master Portfolio’s and CoreAlpha Bond Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The LifePath Dynamic Master Portfolios will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the LifePath Dynamic Master Portfolios. The LifePath Dynamic Master Portfolios may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a LifePath Dynamic Master Portfolio’s investment in each of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio reflects that LifePath Dynamic Master Portfolio’s proportionate interest in the net assets of that Underlying Master Portfolio. As of period end, the LifePath Dynamic Master Portfolios held interests in Underlying Master Portfolios as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio	International Tilts Master Portfolio	Master Total Return Portfolio
LifePath Dynamic Retirement Master Portfolio	5.91%	7.53%	4.70%	0.06%
LifePath Dynamic 2020 Master Portfolio	18.13	16.05	15.98	0.20
LifePath Dynamic 2030 Master Portfolio	27.79	8.33	23.77	0.15
LifePath Dynamic 2040 Master Portfolio	25.77	1.60	24.18	0.01
LifePath Dynamic 2050 Master Portfolio	9.64	0.14	10.57	—
LifePath Dynamic 2060 Master Portfolio	0.17	0.00	0.23	—

The LifePath Dynamic Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Dynamic Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the LifePath Dynamic Master Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Each LifePath Dynamic Master Portfolio records daily its proportionate share of the Underlying Master Portfolios’ income, expenses and realized and unrealized gains and losses.

Foreign Currency Translation: Each LifePath Dynamic Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each LifePath Dynamic Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each LifePath Dynamic Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

114	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Segregation and Collateralization: In cases where a LifePath Dynamic Master Portfolio enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a LifePath Dynamic Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the LifePath Dynamic Master Portfolios may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, a LifePath Dynamic Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Dynamic Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Dynamic Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Dynamic Master Portfolio are charged to that LifePath Dynamic Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The LifePath Dynamic Master Portfolios’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the LifePath Dynamic Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Dynamic Master Portfolios determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each LifePath Dynamic Master Portfolio’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the LifePath Dynamic Master Portfolios’ net assets. Each business day, the LifePath Dynamic Master Portfolios use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•	Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•	Swap agreements are valued utilizing quotes received daily by the LifePath Dynamic Master Portfolios’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	The market value of the LifePath Dynamic Master Portfolios’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of trading on the NYSE on days when the NYSE is open.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each LifePath Dynamic Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements  (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each LifePath Dynamic Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of December 31, 2017, certain investments of the LifePath Dynamic Master Portfolios’ were valued using NAV as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain LifePath Dynamic Master Portfolios may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the LifePath Dynamic Master Portfolios collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each LifePath Dynamic Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the LifePath Dynamic Master Portfolio and any additional required collateral is delivered to the LifePath Dynamic Master Portfolio, or excess collateral returned by the LifePath Dynamic Master Portfolio, on the next business day. During the term of the loan, the LifePath Dynamic Master Portfolios are entitled to all distributions made on or in respect of the loaned securities but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as investment companies in the LifePath Dynamic Master Portfolios’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the LifePath Dynamic Master Portfolios under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the LifePath Dynamic Master Portfolios, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a LifePath Dynamic Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the LifePath Dynamic Master Portfolios’ securities lending agreements by counterparty which are subject to offset under an MSLA:

LifePath Dynamic Retirement Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
JP Morgan Securities LLC	$1,049,536	$(1,049,536)	$—

116	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

LifePath Dynamic 2020 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Goldman Sachs & Co.	$237,429	$(237,429)	$—
JP Morgan Securities LLC	5,508,011	(5,508,011)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	57,480	(57,480)	—
UBS AG	93,826	(93,826)	—

	$5,896,746	$(5,896,746)	$—

LifePath Dynamic 2030 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Citigroup Global Markets, Inc.	$170,196	$(170,196)	$—
Credit Suisse Securities (USA) LLC	242,312	(242,312)	—
Goldman Sachs & Co.	755,325	(755,325)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	135,567	(135,567)	—
State Street Bank & Trust Co.	169,745	(169,745)	—
UBS AG	418,630	(418,630)	—

	$1,891,775	$(1,891,775)	$—

LifePath Dynamic 2040 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
JP Morgan Securities LLC	$3,538,533	$(3,538,533)	$—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,409,554	(1,409,554)	—
State Street Bank & Trust Co.	221,391	(221,391)	—
UBS AG	239,921	(239,921)	—

	$5,409,399	$(5,409,399)	$—

LifePath Dynamic 2050 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Goldman Sachs & Co.	$825,747	$(825,747)	$—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	217,794	(217,794)	—
State Street Bank & Trust Co.	92,459	(92,459)	—
UBS AG	240,752	(240,752)	—

	$1,376,752	$(1,376,752)	$—

(a)	Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above. Cash collateral has been received in connection with securities lending agreements as follows:

LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio
$1,071,800	$6,033,003	$1,989,541	$5,677,501	$1,465,551

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the LifePath Dynamic Master Portfolios benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each LifePath Dynamic Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The LifePath Dynamic Master Portfolios engage in various portfolio investment strategies using derivative contracts both to increase the returns of the LifePath Dynamic Master Portfolios and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the LifePath Dynamic Master Portfolios and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements  (continued)

date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the LifePath Dynamic Master Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the LifePath Dynamic Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the LifePath Dynamic Master Portfolios are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the LifePath Dynamic Master Portfolios and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the LifePath Dynamic Master Portfolios’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the LifePath Dynamic Master Portfolios’ counterparty on the swap agreement becomes the CCP. The LifePath Dynamic Master Portfolios are required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the LifePath Dynamic Master Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, the LifePath Dynamic Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.

•	Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

     Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the LifePath Dynamic Master Portfolios receive payment from or make a payment to the counterparty.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the LifePath Dynamic Master Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each LifePath Dynamic Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each LifePath Dynamic Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the LifePath Dynamic Master Portfolios and the counterparty.

118	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Cash collateral that has been pledged to cover obligations of the LifePath Dynamic Master Portfolios and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the LifePath Dynamic Master Portfolios, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the LifePath Dynamic Master Portfolios. Any additional required collateral is delivered to/pledged by the LifePath Dynamic Master Portfolios on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A LifePath Dynamic Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the LifePath Dynamic Master Portfolios from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the LifePath Dynamic Master Portfolios have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the LifePath Dynamic Master Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the LifePath Dynamic Master Portfolios, entered into an Investment Advisory Agreement with BFA, the LifePath Dynamic Master Portfolios’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each LifePath Dynamic Master Portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each LifePath Dynamic Master Portfolio.

For such services, each LifePath Dynamic Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.35% of the average daily value of each LifePath Dynamic Master Portfolio’s net assets.

With respect to the LifePath Dynamic Master Portfolios, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), affiliates of the Manager. The Manager pays BIL and BRS, for services they provide, for that portion of each LifePath Dynamic Master Portfolio for which BIL and BRS, as applicable, acts as sub-adviser, a monthly fee that is a percentage of the investment advisory fees paid by each LifePath Dynamic Master Portfolio to the Manager.

Administration: MIP, on behalf of the LifePath Dynamic Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Dynamic Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Dynamic Master Portfolios. BAL may delegate certain of its administration duties to sub-administrators.

BAL is not entitled to compensation for providing administrative services to the LifePath Dynamic Master Portfolios, for so long as BAL is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the LifePath Dynamic Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the LifePath Dynamic Master Portfolios.

Expense Limitations and Waivers: BFA, with respect to each LifePath Dynamic Master Portfolio, has contractually agreed to waive 0.30% of its advisory fees through April 30, 2018, except for LifePath Dynamic 2060 Master Portfolio which is through April 30, 2019. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2017, the Manager waived the following amounts pursuant to this agreement:

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio	LifePath Dynamic 2060 Master Portfolio (a)
Amounts waived	$427,639	$1,176,353	$1,225,784	$984,895	$341,922	$3,726

(a)	Commenced operations on May 31, 2017.

With respect to each LifePath Dynamic Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each LifePath Dynamic Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each LifePath Dynamic Master Portfolio’s investments in other affiliated investment companies, if any. For the year ended December 31, 2017, the amounts waived were as follows:

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio	LifePath Dynamic 2060 Master Portfolio (a)
Amounts waived	$1,010	$2,471	$3,807	$4,610	$4,138	$14

(a)	Commenced operations on May 31, 2017.

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements  (continued)

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Dynamic Master Portfolios. BAL has contractually agreed to reimburse the LifePath Dynamic Master Portfolios or provide an offsetting credit against the administration fees paid by the LifePath Dynamic Master Portfolios in an amount equal to the independent expenses through April 30, 2027, except for LifePath Dynamic 2060 Master Portfolio, which is through April 30, 2028. If the LifePath Dynamic Master Portfolios do not pay administration fees, BFA agrees to cap the expenses of the LifePath Dynamic Master Portfolios at the rate at which it pays an investment advisory fee to BFA. For the year ended December 31, 2017, the amounts waived were as follows:

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio	LifePath Dynamic 2060 Master Portfolio (a)
Amounts waived	$28,955	$31,201	$31,941	$30,400	$26,405	$18,516

(a)	Commenced operations on May 31, 2017.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Dynamic Master Portfolios and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the LifePath Dynamic Master Portfolios, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The LifePath Dynamic Master Portfolios are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a in money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the LifePath Dynamic Master Portfolios bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each LifePath Dynamic Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each LifePath Dynamic Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each LifePath Dynamic Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each LifePath Dynamic Master Portfolio is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended December 31, 2017, each LifePath Dynamic Master Portfolio paid BTC the following amounts in total for securities lending agent services and collateral investment fees:

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio	LifePath Dynamic 2060 Master Portfolio (a)
Amounts	$734	$1,491	$3,364	$3,292	$1,879	$	—

(a)	Commenced operations on May 31, 2017.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each LifePath Dynamic Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each LifePath Dynamic Master Portfolio’s investment policies and restrictions. Each LifePath Dynamic Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the LifePath Dynamic Master Portfolios did not participate in the Interfund Lending Program.

Officers and Trustees: Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

120	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

During the year ended December 31, 2017, the following LifePath Dynamic Master Portfolios received a reimbursement from an affiliate, which is reflected as other income — affiliated in the Statements of Operations, related to an operating error:

Fund	Income
LifePath Dynamic Retirement Master Portfolio	$230
LifePath Dynamic 2020 Master Portfolio	2,501
LifePath Dynamic 2030 Master Portfolio	7,292
LifePath Dynamic 2040 Master Portfolio	9,074
LifePath Dynamic 2050 Master Portfolio	3,310

Other Transactions: Each LifePath Dynamic Master Portfolio may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

The LifePath Dynamic Master Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain (Loss)
LifePath Dynamic Retirement Master Portfolio	$4,145	$9,175	$(411)
LifePath Dynamic 2020 Master Portfolio	49,825	161,340	(21,899)
LifePath Dynamic 2030 Master Portfolio	187,443	403,368	(13,380)
LifePath Dynamic 2040 Master Portfolio	243,023	526,000	(51,733)
LifePath Dynamic 2050 Master Portfolio	96,060	208,301	(19,918)
LifePath Dynamic 2060 Master Portfolio	—	—	—

7.	PURCHASES AND SALES

For the year ended December 31, 2017, purchases and sales of investments, excluding short-term securities, were as follows:

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio	LifePath Dynamic 2060 Master Portfolio (a)
Purchases	$8,441,464	$38,588,292	$82,850,194	$94,346,845	$37,858,052	$2,774,151
Sales	36,620,940	142,617,482	176,102,761	171,987,585	42,098,387	727,439

(a)	Commenced operations on May 31, 2017.

8.	INCOME TAX INFORMATION

Each LifePath Dynamic Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the LifePath Dynamic Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the LifePath Dynamic Master Portfolios. Therefore, no U.S. federal income tax provision is required. It is intended that the LifePath Dynamic Master Portfolios’ assets will be managed so an investor in each LifePath Dynamic Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each LifePath Dynamic Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Dynamic Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017, except for LifePath Dynamic 2060 Master Portfolio, which remains open for the period ended December 31, 2017. The statutes of limitations on each LifePath Dynamic Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Dynamic Master Portfolios as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Dynamic Master Portfolios’ financial statements.

As of December 31, 2017, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio	LifePath Dynamic 2060 Master Portfolio
Tax cost	$86,907,747	$323,255,533	$355,630,646	$268,430,428	$100,574,515	$2,099,739

Gross unrealized appreciation	$51,191,001	$49,535,317	$85,940,686	$83,704,807	$22,780,159	$311,550
Gross unrealized depreciation	(72,063)	(272,085)	(46,670,321)	(29,331,643)	(518,488)	(124,836)

Net unrealized appreciation (depreciation)	$51,118,938	$49,263,232	$39,270,365	$54,373,164	$22,261,671	$186,714

NOTES TO FINANCIAL STATEMENTS	121

Notes to Financial Statements  (continued)

9.	BANK BORROWINGS

MIP, on behalf of the LifePath Dynamic Master Portfolios, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the LifePath Dynamic Master Portfolios may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the LifePath Dynamic Master Portfolios, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2017, the LifePath Dynamic Master Portfolios did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, certain LifePath Dynamic Master Portfolios invest in securities or other instruments and may enter into certain transactions, and such activities subject each LifePath Dynamic Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each LifePath Dynamic Master Portfolio’s prospectus provides details of the risks to which each LifePath Dynamic Master Portfolio is subject.

The LifePath Dynamic Master Portfolios may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A LifePath Dynamic Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each LifePath Dynamic Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a LifePath Dynamic Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which a LifePath Dynamic Master Portfolio invests.

Counterparty Credit Risk: The LifePath Dynamic Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The LifePath Dynamic Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the LifePath Dynamic Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the LifePath Dynamic Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the LifePath Dynamic Master Portfolios.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A LifePath Dynamic Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such LifePath Dynamic Master Portfolio.

With exchange-traded futures, there is less counterparty credit risk to the LifePath Dynamic Master Portfolios since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a LifePath Dynamic Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the LifePath Dynamic Master Portfolios.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the LifePath Dynamic Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

122	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm	Master Investment Portfolio

To the Board of Trustees of Master Investment Portfolio and the Investors of LifePath® Dynamic Retirement Master Portfolio, LifePath® Dynamic 2020 Master Portfolio, LifePath® Dynamic 2030 Master Portfolio, LifePath® Dynamic 2040 Master Portfolio, LifePath® Dynamic 2050 Master Portfolio and LifePath® Dynamic 2060 Master Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of LifePath® Dynamic Retirement Master Portfolio, LifePath® Dynamic 2020 Master Portfolio, LifePath® Dynamic 2030 Master Portfolio, LifePath® Dynamic 2040 Master Portfolio, LifePath® Dynamic 2050 Master Portfolio and LifePath® Dynamic 2060 Master Portfolio (six of the series constituting Master Investment Portfolio, hereafter collectively referred to as the “Master Portfolios”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 for LifePath® Dynamic Retirement Master Portfolio, LifePath® Dynamic 2020 Master Portfolio, LifePath® Dynamic 2030 Master Portfolio, LifePath® Dynamic 2040 Master Portfolio and LifePath® Dynamic 2050 Master Portfolio, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period May 31, 2017 (commencement of operations) through December 31, 2017 for LifePath® Dynamic 2060 Master Portfolio (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Master Portfolios as of December 31, 2017, the results of operations for the year then ended, the changes in net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the five years in the period ended December 31, 2017 for LifePath® Dynamic Retirement Master Portfolio, LifePath® Dynamic 2020 Master Portfolio, LifePath® Dynamic 2030 Master Portfolio, LifePath® Dynamic 2040 Master Portfolio and LifePath® Dynamic 2050 Master Portfolio, and the results of operations, changes in net assets, and the financial highlights for the period May 31, 2017 (commencement of operations) through December 31, 2017 for LifePath® Dynamic 2060 Master Portfolio in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on the Master Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Master Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	123

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Rodney D. Johnson 1941	Chair of the Board and Trustee (Since 2009)	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 144 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 144 Portfolios	None
Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 144 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 144 Portfolios	None
Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 144 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee (Since 2009)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 144 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee (Since 2009)	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 144 Portfolios	None
Mark Stalnecker 1951	Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 144 Portfolios	None
Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 144 Portfolios	None

124	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 144 Portfolios	None
Frederick W. Winter 1945	Trustee (Since 2009)	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 144 Portfolios	None

Interested Trustees (d)
Barbara G. Novick 1960	Trustee (Since 2015)	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 218 Portfolios	None
John M. Perlowski 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	127 RICs consisting of 316 Portfolios	None

(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

(b) Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c) In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. (“BlackRock”) in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or is affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

(d) Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock and its affiliates. Ms. Novick and Mr. Perlowski are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Ms. Novick is a board member of the BlackRock Closed-End Complex and Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

TRUSTEE AND OFFICER INFORMATION	125

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years
Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer (Since 2015)	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055. (b) Officers of the Trust/MIP serve at the pleasure of the Board.

Further information about the Trust’s/MIP’s Trustees and Officers is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective February 22, 2018, Barbara G. Novick resigned, and Robert Fairbairn was appointed, as an Interested Director of the Trust/MIP.

Investment Adviser	Transfer Agent
BlackRock Fund Advisors San Francisco, CA 94105	BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809

Sub-Advisers	Distributor
BlackRock International Limited Edinburgh EH3 8BL, United Kingdom	BlackRock Investments, LLC New York, NY 10022

BlackRock (Singapore) Limited 079912 Singapore	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103

Administrator	Legal Counsel
BlackRock Advisors, LLC Wilmington, DE 19809	Sidley Austin LLP New York, NY 10019

Accounting Agent and Custodian	Address of the Trust/MIP
State Street Bank and Trust Company Boston, MA 02111	400 Howard Street San Francisco, CA 94105

126	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The LifePath Dynamic Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the LifePath Dynamic Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The LifePath Dynamic Funds/LifePath Dynamic Master Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The LifePath Dynamic Funds’/LifePath Dynamic Master Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The LifePath Dynamic Funds’/LifePath Dynamic Master Portfolios’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the LifePath Dynamic Funds/LifePath Dynamic Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1), by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the LifePath Dynamic Funds/LifePath Dynamic Master Portfolios voted proxies relating to securities held in the LifePath Dynamic Funds’/LifePath Dynamic Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	127

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

128	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
NOK	Norwegian Krone
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
S&P	S&P Global Ratings
USD	U.S. Dollar

GLOSSARY OF TERMS USED IN THIS REPORT	129

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a LifePath Dynamic Fund unless preceded or accompanied by the LifePath Dynamic Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LifePath-12/17-AR

DECEMBER 31, 2017

ANNUAL REPORT

BlackRock Funds III

➢	BlackRock LifePath® Dynamic 2025 Fund
➢	BlackRock LifePath® Dynamic 2035 Fund
➢	BlackRock LifePath® Dynamic 2045 Fund
➢	BlackRock LifePath® Dynamic 2055 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended December 31, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. The equity market advanced, month after month, despite geopolitical uncertainty and relatively high valuations, while bond returns were constrained by higher interest rates.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, longer-term U.S. Treasuries posted modest returns, as rising energy prices, modest wage increases, and steady job growth led to expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries throughout the world experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing short-term interest rates three times and setting expectations for additional interest rate increases. The Fed also began reducing the vast balance sheet reserves that had accumulated in the wake of the financial crisis. In October 2017, the Fed reduced its $4.5 trillion balance sheet by only $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) both continued to expand their balance sheets despite nascent signs of sustained economic growth. The Eurozone and Japan are both approaching the limits of central banks’ ownership share of national debt, which is a structural pressure point that limits their capacity to deliver additional monetary stimulus. In October 2017, the ECB announced plans to cut the amount of its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus until the inflation rate rises to its target of 2%.

Emerging market growth also stabilized, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

While escalating tensions between the United States and North Korea and our nation’s divided politics are concerning, benign credit conditions, modest inflation, solid corporate earnings, and the positive outlook for growth in the world’s largest economies have kept markets relatively tranquil.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018.

Further fueling optimism, Congress passed a sweeping tax reform bill in December 2017. The U.S. tax overhaul is likely to accentuate the reflationary themes already in place, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	11.42%	21.83%
U.S. small cap equities (Russell 2000® Index)	9.20	14.65
International equities (MSCI Europe, Australasia, Far East Index)	9.86	25.03
Emerging market equities (MSCI Emerging Markets Index)	15.92	37.28
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.55	0.86
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(0.01)	2.07
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.24	3.54
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.64	4.95
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.46	7.50
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of December 31, 2017	BlackRock LifePath Dynamic Funds

Portfolio Management Commentary

How did each Portfolio perform?

Each of the LifePath Dynamic Funds with target dates of 2025, 2035, 2045 and 2055 (together, the “LifePath Dynamic Funds” or the “Funds”) invests in its respective LifePath Dynamic Master Portfolio.

For the 12-month period ended December 31, 2017, each of the LifePath Dynamic Funds outperformed its custom benchmark. The returns for the LifePath Dynamic Funds include Fund expenses. The custom benchmarks have no expenses associated with performance.

What factors influenced performance?

At an investment strategy level, tactical asset allocation was the largest contributor to active returns, followed by International Tilts Master Portfolio (an international developed markets equity strategy), the BlackRock Commodity Strategies Fund, Active Stock Master Portfolio (a U.S. equity strategy), and Tactical Opportunities Fund (a global macro strategy). The remaining underlying actively managed strategies also contributed, though their contribution was more muted. In terms of tactical asset allocation, the largest contributor was an overweight to the euro in the second quarter. Additional contributors included a relative value overweight to Japanese equities — paired against a combination of United States, South Korean and Taiwanese equities — in the second half of the year and an underweight to U.S. five-year bonds.

The largest detractor over the period was an overweight to French and German equities paired against an underweight to U.S. equities, a position held throughout much of the year. An underweight to the Canadian dollar also detracted.

Describe recent portfolio activity.

Each LifePath Dynamic Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Dynamic Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. The Funds entered the period with a preference for European risk, with an overweight to both Eurozone equities and currency risk. As the period advanced, the Funds increased their overweight to the euro and introduced new macro themes, which were expressed with overweight Japanese equities versus underweight U.S. equities positions. Near the middle of the period, the Funds closed out of their overweight euro positioning, locking in profits in the process. In the third quarter, the investment adviser introduced risk to a new macro theme focused on global reflationary pressures and steadily increased risk to this theme throughout the second half of the year. The theme is expressed with an underweight to far-dated U.S. interest rates, and as of the end of the period it was the largest source of active tactical asset allocation risk in the Funds.

Describe portfolio positioning at period end.

At period end, each of the LifePath Dynamic Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2017 (continued)	BlackRock LifePath Dynamic Funds

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Dynamic Fund will change over time according to a “glide path” as each LifePath Dynamic Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath Dynamic Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Dynamic Fund, which may be a primary source of income after retirement. As each LifePath Dynamic Fund approaches its target date, its asset allocation will shift so that it invests a greater percentage of its assets in fixed-income funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Dynamic Fund, and determine whether any changes are required to enable each LifePath Dynamic Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may adjust the allocation to equity and fixed-income in the LifePath Dynamic Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Dynamic Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Dynamic Fund or achieve its investment objective.

FUND SUMMARY	5

Fund Summary as of December 31, 2017 (continued)	BlackRock LifePath Dynamic 2025 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2025 Fund (“LifePath Dynamic 2025 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2025 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
(c)	The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2025 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index (d)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
06/30/10 to 12/31/10	28.5%	4.4%	N/A	4.9%	18.8%	N/A	N/A	5.9%	34.9%	2.6%
01/01/11 to 12/31/11	29.8	4.6	N/A	4.8	18.9	15.2%	1.4%	3.5	20.3	1.5
01/01/12 to 12/31/12	31.9	5.0	1.0%	4.7	18.2	35.9	3.3	N/A	N/A	N/A
01/01/13 to 12/31/13	33.7	5.2	3.8	4.3	17.1	32.6	3.3	N/A	N/A	N/A
01/01/14 to 12/31/14	34.3	5.3	3.8	4.5	17.3	31.5	3.3	N/A	N/A	N/A
01/01/15 to 12/31/15	31.0	5.0	3.8	5.3	18.8	33.1	3.0	N/A	N/A	N/A
01/01/16 to 12/31/16	32.4	5.2	3.8	5.2	18.5	31.9	2.9	N/A	N/A	N/A
01/01/17 to 12/31/17	34.9	5.7	3.8	4.7	18.0	29.8	3.1	N/A	N/A	N/A

(d)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 14 for descriptions of the indexes.

6	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2017 (continued)	BlackRock LifePath Dynamic 2025 Fund

Performance Summary for the Period Ended December 31, 2017

		Average Annual Total Returns (a)
		1 Year		5 Years		Since Inception (b)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	7.56%	15.45%	N/A	7.31%	N/A	8.79%	N/A
Investor A	7.50	15.21	9.17%	7.05	5.90%	8.51	7.74%
Investor C	7.09	14.39	13.39	6.23	6.23	7.69	7.69
Class K	7.67	15.75	N/A	7.46	N/A	9.01	N/A
Class R	7.33	15.02	N/A	6.81	N/A	8.26	N/A
LifePath Dynamic 2025 Fund Custom Benchmark	6.88	13.72	N/A	7.37	N/A	8.81	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	1.24	3.54	N/A	2.10	N/A	3.14	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	2.14	3.01	N/A	0.13	N/A	2.97	N/A
Bloomberg Commodity Index	7.35	1.70	N/A	(8.45)	N/A	(4.41)	N/A
FTSE EPRA/NAREIT Developed Index	5.27	10.36	N/A	6.32	N/A	9.93	N/A
MSCI ACWI ex USA IMI Index	11.82	27.81	N/A	7.22	N/A	8.06	N/A
Russell 1000® Index	11.36	21.69	N/A	15.71	N/A	15.97	N/A
Russell 2000® Index	9.20	14.65	N/A	14.12	N/A	14.67	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.
(b)	The LifePath Dynamic Fund commenced operations on June 30, 2010.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	7

Fund Summary as of December 31, 2017 (continued)	BlackRock LifePath Dynamic 2035 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2035 Fund (“LifePath Dynamic 2035 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2035 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
(c)	The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index (d)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
06/30/10 to 12/31/10	16.6%	2.2%	N/A	6.8%	22.7%	N/A	N/A	6.4%	42.5%	2.8%
01/01/11 to 12/31/11	17.8	2.3	N/A	7.0	22.8	18.6%	1.2%	3.9	24.7	1.7
01/01/12 to 12/31/12	20.3	2.6	1.0%	7.2	21.1	44.1	2.7	N/A	N/A	N/A
01/01/13 to 12/31/13	22.1	2.9	3.9	6.9	21.3	40.3	2.6	N/A	N/A	N/A
01/01/14 to 12/31/14	21.4	2.8	3.9	7.6	22.2	39.6	2.5	N/A	N/A	N/A
01/01/15 to 12/31/15	13.2	1.9	3.9	9.8	25.4	43.6	2.2	N/A	N/A	N/A
01/01/16 to 12/31/16	14.7	2.2	3.9	9.9	25.1	42.1	2.1	N/A	N/A	N/A
01/01/17 to 12/31/17	17.1	2.5	4.0	10.0	24.6	40.1	1.7	N/A	N/A	N/A

(d)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 14 for descriptions of the indexes.

8	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2017 (continued)	BlackRock LifePath Dynamic 2035 Fund

Performance Summary for the Period Ended December 31, 2017

		Average Annual Total Returns (a)
		1 Year		5 Years		Since Inception (b)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	9.55%	19.51%	N/A	8.90%	N/A	10.26%	N/A
Investor A	9.42	19.29	13.03%	8.64	7.47%	9.99	9.20%
Investor C	8.99	18.41	17.41	7.80	7.80	9.15	9.15
Class K	9.59	19.76	N/A	9.29	N/A	10.66	N/A
Class R	9.25	19.08	N/A	8.38	N/A	9.73	N/A
LifePath Dynamic 2035 Fund Custom Benchmark	8.72	17.47	N/A	8.92	N/A	10.25	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	1.24	3.54	N/A	2.10	N/A	3.14	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	2.14	3.01	N/A	0.13	N/A	2.97	N/A
Bloomberg Commodity Index	7.35	1.70	N/A	(8.45)	N/A	(4.41)	N/A
FTSE EPRA/NAREIT Developed Index	5.27	10.36	N/A	6.32	N/A	9.93	N/A
MSCI ACWI ex USA IMI Index	11.82	27.81	N/A	7.22	N/A	8.06	N/A
Russell 1000® Index	11.36	21.69	N/A	15.71	N/A	15.97	N/A
Russell 2000® Index	9.20	14.65	N/A	14.12	N/A	14.67	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.
(b)	The LifePath Dynamic Fund commenced operations on June 30, 2010.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	9

Fund Summary as of December 31, 2017 (continued)	BlackRock LifePath Dynamic 2045 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2045 Fund (“LifePath Dynamic 2045 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2045 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
(c)	The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index (d)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
06/30/10 to 12/31/10	6.8%	N/A	N/A	8.5%	25.9%	N/A	N/A	6.8%	49.0%	3.0%
01/01/11 to 12/31/11	8.2	N/A	N/A	8.7	26.1	21.5%	1.1%	4.2	28.4	1.8
01/01/12 to 12/31/12	11.2	N/A	1.0%	9.2	25.3	51.0	2.3	N/A	N/A	N/A
01/01/13 to 12/31/13	13.5	N/A	3.9	9.1	24.8	46.7	2.0	N/A	N/A	N/A
01/01/14 to 12/31/14	12.5	N/A	3.9	10.1	25.9	45.6	2.0	N/A	N/A	N/A
01/01/15 to 12/31/15	1.8	0.2%	4.2	13.4	29.6	48.8	2.0	N/A	N/A	N/A
01/01/16 to 12/31/16	2.3	0.2	4.3	13.6	29.8	47.8	1.8	N/A	N/A	N/A
01/01/17 to 12/31/17	3.4	0.3	4.3	14.4	29.9	46.7	1.0	N/A	N/A	N/A

(d)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 14 for descriptions of the indexes.

10	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2017 (continued)	BlackRock LifePath Dynamic 2045 Fund

Performance Summary for the Period Ended December 31, 2017

		Average Annual Total Returns (a)
		1 Year		5 Years		Since Inception (b)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	10.74%	22.29%	N/A	10.08%	N/A	11.44%	N/A
Investor A	10.68	22.05	15.64%	9.81	8.64%	11.18	10.38%
Investor C	10.21	21.10	20.10	8.97	8.97	10.32	10.32
Class K	10.87	22.58	N/A	10.40	N/A	11.79	N/A
Class R	10.54	21.81	N/A	9.57	N/A	10.91	N/A
LifePath Dynamic 2045 Fund Custom Benchmark	10.07	20.18	N/A	10.12	N/A	11.36	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	1.24	3.54	N/A	2.10	N/A	3.14	N/A
Bloomberg Commodity Index	7.35	1.70	N/A	(8.45)	N/A	(4.41)	N/A
FTSE EPRA/NAREIT Developed Index	5.27	10.36	N/A	6.32	N/A	9.93	N/A
MSCI ACWI ex USA IMI Index	11.82	27.81	N/A	7.22	N/A	8.06	N/A
Russell 1000® Index	11.36	21.69	N/A	15.71	N/A	15.97	N/A
Russell 2000® Index	9.20	14.65	N/A	14.12	N/A	14.67	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.
(b)	The LifePath Dynamic Fund commenced operations on June 30, 2010.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	11

Fund Summary as of December 31, 2017 (continued)	BlackRock LifePath Dynamic 2055 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2055 Fund (“LifePath Dynamic 2055 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2055 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
(c)	The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Commodity Index (d)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
06/30/10 to 12/31/10	1.0%	N/A	9.0%	28.2%	N/A	N/A	8.1%	50.1%	3.6%
01/01/11 to 12/31/11	1.0	N/A	9.7	28.8	22.0%	2.0%	4.9	29.5	2.1
01/01/12 to 12/31/12	1.3	1.0%	11.3	28.6	54.5	3.3	N/A	N/A	N/A
01/01/13 to 12/31/13	3.1	4. 1	11.5	27.8	51.7	1.8	N/A	N/A	N/A
01/01/14 to 12/31/14	4.0	4.0	12.2	28.6	49.4	1.8	N/A	N/A	N/A
01/01/15 to 12/31/15	1.0	4.2	13.7	29.9	49.2	2.0	N/A	N/A	N/A
01/01/16 to 12/31/16	1.0	4.4	14.1	30.4	48.3	1.8	N/A	N/A	N/A
01/01/17 to 12/31/17	1.0	4.3	15.3	30.9	47.5	1.0	N/A	N/A	N/A

(d)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 14 for descriptions of the indexes.

12	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2017 (continued)	BlackRock LifePath Dynamic 2055 Fund

Performance Summary for the Period ended December 31, 2017

		Average Annual Total Returns (a)
		1 Year		5 Years		Since Inception (b)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	10.99%	22.57%	N/A	10.62%	N/A	11.90%	N/A
Investor A	10.88	22.24	15.82%	10.35	9.16%	11.60	10.81%
Investor C	10.37	21.24	20.24	9.49	9.49	10.76	10.76
Class K	11.09	22.79	N/A	11.00	N/A	12.28	N/A
Class R	10.77	21.95	N/A	10.09	N/A	11.34	N/A
LifePath Dynamic 2055 Fund Custom Benchmark	10.27	20.57	N/A	10.72	N/A	11.92	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	1.24	3.54	N/A	2.10	N/A	3.14	N/A
Bloomberg Commodity Index	7.35	1.70	N/A	(8.45)	N/A	(4.41)	N/A
FTSE EPRA/NAREIT Developed Index	5.27	10.36	N/A	6.32	N/A	9.93	N/A
MSCI ACWI ex USA IMI Index	11.82	27.81	N/A	7.22	N/A	8.06	N/A
Russell 1000® Index	11.36	21.69	N/A	15.71	N/A	15.97	N/A
Russell 2000® Index	9.20	14.65	N/A	14.12	N/A	14.67	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.
(b)	The LifePath Dynamic Fund commenced operations on June 30, 2010.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	13

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath Dynamic Fund distributions or the redemption of LifePath Dynamic Fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of administration, service and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath Dynamic Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of each LifePath Dynamic Fund’s expenses. Without such waiver and/or reimbursement, each LifePath Dynamic Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Dynamic Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Dynamic Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Dynamic Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Dynamic Funds’ changing asset allocations over time. As of December 31, 2017, the following indexes are used to calculate the LifePath Dynamic Funds’ custom benchmarks: Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), Bloomberg Commodity Index, FTSE EPRA/NAREIT Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, as applicable.

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) is an unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury. The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000® Index represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is an unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

14	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Expenses

Shareholders of each LifePath Dynamic Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on July 1, 2017 and held through December 31, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each LifePath Dynamic Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Dynamic Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a LifePath Dynamic Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath Dynamic Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical (b)
	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During the Period (a)	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During the Period (a)	Annualized Expense Ratio
LifePath Dynamic 2025 Fund
Institutional	$1,000.00	$1,075.60	$2.93	$1,000.00	$1,022.38	$2.85	0.56%
Investor A	1,000.00	1,075.00	4.24	1,000.00	1,021.12	4.13	0.81
Investor C	1,000.00	1,070.90	8.40	1,000.00	1,017.09	8.19	1.61
Class K	1,000.00	1,076.70	1.83	1,000.00	1,023.44	1.79	0.35
Class R	1,000.00	1,073.30	5.23	1,000.00	1,020.16	5.09	1.00
LifePath Dynamic 2035 Fund
Institutional	$1,000.00	$1,095.50	$2.96	$1,000.00	$1,022.38	$2.85	0.56%
Investor A	1,000.00	1,094.20	4.28	1,000.00	1,021.12	4.13	0.81
Investor C	1,000.00	1,089.90	8.48	1,000.00	1,017.09	8.19	1.61
Class K	1,000.00	1,095.90	1.85	1,000.00	1,023.44	1.79	0.35
Class R	1,000.00	1,092.50	5.33	1,000.00	1,020.11	5.14	1.01
LifePath Dynamic 2045 Fund
Institutional	$1,000.00	$1,107.40	$2.92	$1,000.00	$1,022.43	$2.80	0.55%
Investor A	1,000.00	1,106.80	4.25	1,000.00	1,021.17	4.08	0.80
Investor C	1,000.00	1,102.10	8.48	1,000.00	1,017.14	8.13	1.60
Class K	1,000.00	1,108.70	1.81	1,000.00	1,023.49	1.73	0.34
Class R	1,000.00	1,105.40	5.31	1,000.00	1,020.16	5.09	1.00
LifePath Dynamic 2055 Fund
Institutional	$1,000.00	$1,109.90	$2.92	$1,000.00	$1,022.43	$2.80	0.55%
Investor A	1,000.00	1,108.80	4.20	1,000.00	1,021.22	4.02	0.79
Investor C	1,000.00	1,103.70	8.43	1,000.00	1,017.19	8.08	1.59
Class K	1,000.00	1,110.90	1.81	1,000.00	1,023.49	1.73	0.34
Class R	1,000.00	1,107.70	5.26	1,000.00	1,020.21	5.04	0.99

(a)	For each class of the LifePath Dynamic Funds, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because each LifePath Dynamic Fund invests all of its assets in a LifePath Dynamic Master Portfolio, the expense examples reflect the net expenses of both the LifePath Dynamic Fund and the LifePath Dynamic Master Portfolio in which it invests.
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

DISCLOSURE OF EXPENSES	15

Derivative Financial Instruments

The LifePath Dynamic Master Portfolios may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The LifePath Dynamic Master Portfolios’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a LifePath Dynamic Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The LifePath Dynamic Master Portfolios’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

16	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

December 31, 2017

	BlackRock LifePath Dynamic 2025 Fund	BlackRock LifePath Dynamic 2035 Fund	BlackRock LifePath Dynamic 2045 Fund	BlackRock LifePath Dynamic 2055 Fund

ASSETS
Investments at value — from the applicable LifePath Dynamic Master Portfolio(a)	$65,642,880	$55,476,938	$36,495,399	$19,323,322
Receivables:
Capital shares sold	302,695	350,436	526,353	150,700
Investment advisor	—	—	—	5,056

Total assets	65,945,575	55,827,374	37,021,752	19,479,078

LIABILITIES
Payables:
Capital gains distributions	255,169	269,849	230,777	99,158
Contributions to the Master	212,005	265,228	472,870	87,706
Capital shares redeemed	90,690	85,208	53,481	62,994
Income dividends	20,880	30,300	27,243	12,327
Professional fees	12,018	12,021	11,580	12,013
Service and distribution fees	10,756	10,510	6,709	3,309
Administration fees	7,551	4,869	—	—

Total liabilities	609,069	677,985	802,660	277,507

NET ASSETS	$65,336,506	$55,149,389	$36,219,092	$19,201,571

NET ASSETS CONSIST OF
Paid-in capital	$59,681,861	$48,833,928	$31,429,533	$16,637,746
Distributions in excess of net investment income	(45,416)	(257,331)	(235,253)	(112,456)
Accumulated net realized gain allocated from the applicable LifePath Dynamic Master Portfolio	715,780	639,095	512,899	301,489
Net unrealized appreciation (depreciation) allocated from the applicable LifePath Dynamic Master Portfolio	4,984,281	5,933,697	4,511,913	2,374,792

NET ASSETS	$65,336,506	$55,149,389	$36,219,092	$19,201,571

NET ASSET VALUE

Institutional:
Net assets	$19,133,523	$10,965,177	$8,267,090	$4,862,990

Shares outstanding(b)	1,414,974	757,212	536,366	306,618

Net asset value	$13.52	$14.48	$15.41	$15.86

Investor A:
Net assets	$31,392,970	$32,083,009	$20,152,081	$11,415,890

Shares outstanding(b)	2,325,551	2,219,351	1,308,835	722,228

Net asset value	$13.50	$14.46	$15.40	$15.81

Investor C:
Net assets	$2,583,105	$2,436,287	$1,375,329	$728,564

Shares outstanding(b)	192,267	170,055	90,482	46,632

Net asset value	$13.44	$14.33	$15.20	$15.62

Class K:
Net assets	$7,918,941	$5,882,452	$3,385,397	$1,425,798

Shares outstanding(b)	586,906	400,644	217,398	88,785

Net asset value	$13.49	$14.68	$15.57	$16.06

Class R:
Net assets	$4,307,967	$3,782,464	$3,039,195	$768,329

Shares outstanding(b)	319,372	261,582	197,743	48,636

Net asset value	$13.49	$14.46	$15.37	$15.80

(a) Investments at cost — from the applicable LifePath Dynamic Master Portfolio	$60,658,599	$49,543,241	$31,983,486	$16,948,530

(b)	Unlimited number of shares authorized, no par value.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Operations

Year Ended December 31, 2017

	BlackRock LifePath Dynamic 2025 Fund	BlackRock LifePath Dynamic 2035 Fund	BlackRock LifePath Dynamic 2045 Fund	BlackRock LifePath Dynamic 2055 Fund

INVESTMENT INCOME
Net investment income allocated from the applicable LifePath Dynamic Master Portfolio:
Dividends — affiliated	$706,633	$726,575	$523,783	$266,417
Dividends — unaffiliated	113,095	200,526	181,191	96,496
Interest — affiliated	559,271	222,147	34,611	13,444
Securities lending income — affiliated — net	2,546	1,903	1,615	1,573
Other income — affiliated	665	1,110	948	503
Foreign taxes withheld	(6,058)	(10,772)	(9,721)	(5,237)
Expenses	(368,350)	(327,641)	(220,495)	(123,084)
Fees waived	252,497	230,186	159,251	92,924

Total investment income	1,260,299	1,044,034	671,183	343,036

FUND EXPENSES
Administration — class specific	202,165	174,919	113,560	58,495
Service and distribution — class specific	119,981	118,472	73,929	35,027
Professional	12,254	12,254	12,265	12,254
Miscellaneous	172	57	57	57

Total expenses	334,572	305,702	199,811	105,833
Less fees waived and/or reimbursed by the Administrator	(12,254)	(12,254)	(12,265)	(12,254)

Total expenses after fees waived and/or reimbursed by the Administrator	322,318	293,448	187,546	93,579

Net investment income	937,981	750,586	483,637	249,457

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE APPLICABLE LIFEPATH DYNAMIC MASTER PORTFOLIO
Net realized gain from investments, futures contracts, foreign currency contracts, foreign currency transactions and swap contracts	3,857,054	4,081,025	2,958,436	1,480,182

Net change in unrealized appreciation (depreciation) on investments, futures contracts, foreign currency contracts, foreign currency translations and swap contracts	3,963,809	4,522,643	3,373,911	1,792,318

Net realized and unrealized gain	7,820,863	8,603,668	6,332,347	3,272,500

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,758,844	$9,354,254	$6,815,984	$3,521,957

See notes to financial statements.

18	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock LifePath Dynamic 2025 Fund		BlackRock LifePath Dynamic 2035 Fund
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$937,981	$1,028,220	$750,586	$914,185
Net realized gain	3,857,054	246,925	4,081,025	131,982
Net change in unrealized appreciation (depreciation)	3,963,809	2,937,795	4,522,643	3,060,754

Net increase in net assets resulting from operations	8,758,844	4,212,940	9,354,254	4,106,921

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(277,975)	(465,279)	(177,693)	(393,268)
Investor A	(405,057)	(437,614)	(482,232)	(517,674)
Investor C	(13,981)	(15,205)	(18,503)	(18,290)
Class K	(115,092)	(39,996)	(97,427)	(38,730)
Class R	(44,407)	(43,521)	(47,987)	(43,911)
From net realized gain:
Institutional	(1,147,432)	(5,876)	(769,232)	—
Investor A	(1,913,447)	(6,330)	(2,307,514)	—
Investor C	(159,112)	(530)	(174,786)	—
Class K	(474,107)	(458)	(411,244)	—
Class R	(252,141)	(690)	(265,504)	—

Decrease in net assets resulting from distributions to shareholders	(4,802,751)	(1,015,499)	(4,752,122)	(1,011,873)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(1,109,409)	(5,770,015)	(6,764,313)	(1,843,770)

NET ASSETS
Total increase (decrease) in net assets	2,846,684	(2,572,574)	(2,162,181)	1,251,278
Beginning of year	62,489,822	65,062,396	57,311,570	56,060,292

End of year	$65,336,506	$62,489,822	$55,149,389	$57,311,570

Distributions in excess of net investment income, end of year	$(45,416)	$(126,885)	$(257,331)	$(184,075)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath Dynamic 2045 Fund		BlackRock LifePath Dynamic 2055 Fund
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$483,637	$570,798	$249,457	$286,378
Net realized gain	2,958,436	89,669	1,480,182	206,973
Net change in unrealized appreciation (depreciation)	3,373,911	2,159,590	1,792,318	1,004,506

Net increase in net assets resulting from operations	6,815,984	2,820,057	3,521,957	1,497,857

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(149,606)	(309,840)	(80,255)	(167,409)
Investor A	(318,687)	(312,572)	(173,933)	(159,602)
Investor C	(13,403)	(13,077)	(6,312)	(4,795)
Class K	(57,766)	(23,483)	(24,875)	(6,337)
Class R	(38,387)	(27,891)	(10,580)	(7,547)
From net realized gain:
Institutional	(620,352)	—	(361,647)	—
Investor A	(1,497,799)	—	(869,858)	—
Investor C	(108,987)	—	(55,161)	—
Class K	(244,413)	—	(103,958)	—
Class R	(216,855)	—	(58,714)	—

Decrease in net assets resulting from distributions to shareholders	(3,266,255)	(686,863)	(1,745,293)	(345,690)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,697,311)	(252,743)	(1,925,052)	2,370,014

NET ASSETS
Total increase (decrease) in net assets	(147,582)	1,880,451	(148,388)	3,522,181
Beginning of year	36,366,674	34,486,223	19,349,959	15,827,778

End of year	$36,219,092	$36,366,674	$19,201,571	$19,349,959

Distributions in excess of net investment income, end of year	$(235,253)	$(141,041)	$(112,456)	$(65,958)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2025 Fund
	Institutional
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$12.66	$12.05		$12.80		$13.11		$12.19

Net investment income(a)	0.22	0.21		0.19		0.21		0.21
Net realized and unrealized gain (loss)	1.71	0.61		(0.44)		0.48		1.22

Net increase (decrease) from investment operations	1.93	0.82		(0.25)		0.69		1.43

Distributions:(b)
From net investment income	(0.21)	(0.21)		(0.21)		(0.21)		(0.19)
From net realized gain	(0.86)	(0.00	)(c)	(0.28)		(0.79)		(0.32)
From return of capital	—	—		(0.01)		—		—

Total distributions	(1.07)	(0.21)		(0.50)		(1.00)		(0.51)

Net asset value, end of year	$13.52	$12.66		$12.05		$12.80		$13.11

Total Return(d)
Based on net asset value	15.45%	6.88%		(1.92)%		5.23%		11.84%

Ratios to Average Net Assets(e)(f)
Total expenses	0.56%	0.58%		0.74%		0.75%		0.79%

Total expenses after fees waived and/or reimbursed	0.54%	0.57%		0.71%		0.73%		0.75%

Net investment income	1.66%	1.74%		1.51%		1.53%		1.60%

Supplemental Data
Net assets, end of year (000)	$19,134	$26,146		$27,821		$23,625		$25,882

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	32%	54	%(g)	51	%(h)	50	%(i)	30	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.41%	0.40%	0.40%	0.40%	0.40%
Investments in underlying funds	0.14	0.11	0.13	0.13	0.10

(g)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.
(h)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.
(i)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2025 Fund (continued)
	Investor A
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$12.64	$12.04		$12.78		$13.10		$12.19

Net investment income(a)	0.20	0.18		0.16		0.17		0.18
Net realized and unrealized gain (loss)	1.70	0.60		(0.43)		0.48		1.22

Net increase (decrease) from investment operations	1.90	0.78		(0.27)		0.65		1.40

Distributions:(b)
From net investment income	(0.18)	(0.18)		(0.18)		(0.18)		(0.17)
From net realized gain	(0.86)	(0.00	)(c)	(0.28)		(0.79)		(0.32)
From return of capital	—	—		(0.01)		—		—

Total distributions	(1.04)	(0.18)		(0.47)		(0.97)		(0.49)

Net asset value, end of year	$13.50	$12.64		$12.04		$12.78		$13.10

Total Return(d)
Based on net asset value	15.21%	6.54%		(2.17)%		4.95%		11.52%

Ratios to Average Net Assets(e)(f)
Total expenses	0.81%	0.83%		0.99%		1.00%		1.05%

Total expenses after fees waived and/or reimbursed	0.79%	0.82%		0.96%		0.98%		1.00%

Net investment income	1.45%	1.50%		1.26%		1.31%		1.37%

Supplemental Data
Net assets, end of year (000)	$31,393	$28,135		$30,373		$35,324		$29,049

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	32%	54	%(g)	51	%(h)	50	%(i)	30	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.41%	0.40%	0.40%	0.40%	0.40%
Investments in underlying funds	0.14	0.11	0.13	0.13	0.10

(g)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.
(h)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Master Portfolio and Master Small Cap Index Series.
(i)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

22	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2025 Fund (continued)
	Investor C
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$12.58	$11.99		$12.72		$13.06		$12.15

Net investment income(a)	0.09	0.08		0.06		0.07		0.07
Net realized and unrealized gain (loss)	1.70	0.59		(0.42)		0.47		1.23

Net increase (decrease) from investment operations	1.79	0.67		(0.36)		0.54		1.30

Distributions:(b)
From net investment income	(0.07)	(0.08)		(0.09)		(0.09)		(0.07)
From net realized gain	(0.86)	(0.00	)(c)	(0.27)		(0.79)		(0.32)
From return of capital	—	—		(0.01)		—		—

Total distributions	(0.93)	(0.08)		(0.37)		(0.88)		(0.39)

Net asset value, end of year	$13.44	$12.58		$11.99		$12.72		$13.06

Total Return(d)
Based on net asset value	14.39%	5.61%		(2.86)%		4.08%		10.73%

Ratios to Average Net Assets(e)(f)
Total expenses	1.61%	1.63%		1.75%		1.75%		1.80%

Total expenses after fees waived and/or reimbursed	1.59%	1.62%		1.72%		1.73%		1.76%

Net investment income	0.66%	0.69%		0.51%		0.56%		0.57%

Supplemental Data
Net assets, end of year (000)	$2,583	$2,339		$2,900		$2,849		$1,997

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	32%	54	%(g)	51	%(h)	50	%(i)	30	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.41%	0.40%	0.40%	0.40%	0.40%
Investments in underlying funds	0.14	0.11	0.13	0.13	0.10

(g)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.
(h)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.
(i)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2025 Fund (continued)
	Class K
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$12.63	$12.03		$12.78		$13.10		$12.22

Net investment income(a)	0.27	0.25		0.25		0.26		0.20
Net realized and unrealized gain (loss)	1.69	0.59		(0.45)		0.46		1.20

Net increase (decrease) from investment operations	1.96	0.84		(0.20)		0.72		1.40

Distributions:(b)
From net investment income	(0.24)	(0.24)		(0.26)		(0.25)		(0.20)
From net realized gain	(0.86)	(0.00	)(c)	(0.28)		(0.79)		(0.32)
From return of capital	—	—		(0.01)		—		—

Total distributions	(1.10)	(0.24)		(0.55)		(1.04)		(0.52)

Net asset value, end of year	$13.49	$12.63		$12.03		$12.78		$13.10

Total Return(d)
Based on net asset value	15.75%	7.02%		(1.64)%		5.51%		11.47%

Ratios to Average Net Assets(e)(f)
Total expenses	0.36%	0.38%		0.41%		0.40%		0.44%

Total expenses after fees waived and/or reimbursed	0.34%	0.37%		0.38%		0.37%		0.40%

Net investment income	2.01%	2.02%		2.00%		1.91%		1.57%

Supplemental Data
Net assets, end of year (000)	$7,919	$2,902		$1,278		$317		$102

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	32%	54	%(g)	51	%(h)	50	%(i)	30	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.41%	0.40%	0.40%	0.40%	0.40%
Investments in underlying funds	0.14	0.11	0.13	0.13	0.10

(g)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.
(h)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.
(i)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

24	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2025 Fund (continued)
	Class R
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$12.63	$12.04		$12.79		$13.11		$12.19

Net investment income(a)	0.17	0.16		0.13		0.14		0.13
Net realized and unrealized gain (loss)	1.71	0.59		(0.43)		0.48		1.24

Net increase (decrease) from investment operations	1.88	0.75		(0.30)		0.62		1.37

Distributions:(b)
From net investment income	(0.16)	(0.16)		(0.17)		(0.15)		(0.13)
From net realized gain	(0.86)	(0.00	)(c)	(0.27)		(0.79)		(0.32)
From return of capital	—	—		(0.01)		—		—

Total distributions	(1.02)	(0.16)		(0.45)		(0.94)		(0.45)

Net asset value, end of year	$13.49	$12.63		$12.04		$12.79		$13.11

Total Return(d)
Based on net asset value	15.02%	6.28%		(2.36)%		4.69%		11.26%

Ratios to Average Net Assets(e)(f)
Total expenses	1.01%	1.03%		1.24%		1.26%		1.30%

Total expenses after fees waived and/or reimbursed	0.99%	1.02%		1.21%		1.23%		1.25%

Net investment income	1.27%	1.32%		1.06%		1.04%		1.05%

Supplemental Data
Net assets, end of year (000)	$4,308	$2,967		$2,690		$1,682		$1,484

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	32%	54	%(g)	51	%(h)	50	%(i)	30	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.41%	0.40%	0.40%	0.40%	0.40%
Investments in underlying funds	0.14	0.11	0.13	0.13	0.10

(g)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.
(h)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.
(i)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2035 Fund
	Institutional
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$13.28	$12.58		$13.43		$13.77		$12.51

Net investment income(a)	0.22	0.23		0.21		0.22		0.24
Net realized and unrealized gain (loss)	2.34	0.72		(0.49)		0.54		1.67

Net increase (decrease) from investment operations	2.56	0.95		(0.28)		0.76		1.91

Distributions:(b)
From net investment income	(0.26)	(0.25)		(0.22)		(0.22)		(0.23)
From net realized gain	(1.10)	—		(0.35)		(0.88)		(0.42)
From return of capital	—	—		(0.00	)(c)	—		—

Total distributions	(1.36)	(0.25)		(0.57)		(1.10)		(0.65)

Net asset value, end of year	$14.48	$13.28		$12.58		$13.43		$13.77

Total Return(d)
Based on net asset value	19.51%	7.61%		(2.15)%		5.51%		15.33%

Ratios to Average Net Assets(e)(f)
Total expenses	0.56%	0.57%		0.72%		0.74%		0.80%

Total expenses after fees waived and/or reimbursed	0.53%	0.55%		0.68%		0.71%		0.75%

Net investment income	1.54%	1.77%		1.54%		1.55%		1.78%

Supplemental Data
Net assets, end of year (000)	$10,965	$19,650		$22,071		$22,004		$22,266

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	35%	76	%(g)	44	%(h)	54	%(i)	39	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.44%	0.41%	0.42%	0.43%	0.43%
Investments in underlying funds	0.16	0.13	0.16	0.15	0.11

(g)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.
(h)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.
(i)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

26	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2035 Fund (continued)
	Investor A
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$13.26	$12.56		$13.41		$13.77		$12.51

Net investment income(a)	0.20	0.19		0.17		0.19		0.21
Net realized and unrealized gain (loss)	2.33	0.73		(0.48)		0.52		1.67

Net increase (decrease) from investment operations	2.53	0.92		(0.31)		0.71		1.88

Distributions:(b)
From net investment income	(0.23)	(0.22)		(0.19)		(0.19)		(0.20)
From net realized gain	(1.10)	—		(0.35)		(0.88)		(0.42)
From return of capital	—	—		(0.00	)(c)	—		—

Total distributions	(1.33)	(0.22)		(0.54)		(1.07)		(0.62)

Net asset value, end of year	$14.46	$13.26		$12.56		$13.41		$13.77

Total Return(d)
Based on net asset value	19.29%	7.37%		(2.40)%		5.17%		15.08%

Ratios to Average Net Assets(e)(f)
Total expenses	0.81%	0.82%		0.97%		0.99%		1.05%

Total expenses after fees waived and/or reimbursed	0.79%	0.80%		0.93%		0.96%		1.00%

Net investment income	1.38%	1.52%		1.30%		1.33%		1.55%

Supplemental Data
Net assets, end of year (000)	$32,083	$29,768		$30,359		$31,048		$21,423

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	35%	76	%(g)	44	%(h)	54	%(i)	39	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.44%	0.41%	0.43%	0.43%	0.43%
Investments in underlying funds	0.16	0.13	0.16	0.15	0.11

(g)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.
(h)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.
(i)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2035 Fund (continued)
	Investor C
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$13.15	$12.47		$13.32		$13.69		$12.45

Net investment income(a)	0.08	0.09		0.07		0.08		0.11
Net realized and unrealized gain (loss)	2.32	0.71		(0.48)		0.53		1.66

Net increase (decrease) from investment operations	2.40	0.80		(0.41)		0.61		1.77

Distributions:(b)
From net investment income	(0.12)	(0.12)		(0.09)		(0.10)		(0.11)
From net realized gain	(1.10)	—		(0.35)		(0.88)		(0.42)
From return of capital	—	—		(0.00	)(c)	—		—

Total distributions	(1.22)	(0.12)		(0.44)		(0.98)		(0.53)

Net asset value, end of year	$14.33	$13.15		$12.47		$13.32		$13.69

Total Return(d)
Based on net asset value	18.41%	6.42%		(3.13)%		4.43%		14.22%

Ratios to Average Net Assets(e)(f)
Total expenses	1.61%	1.62%		1.72%		1.74%		1.81%

Total expenses after fees waived and/or reimbursed	1.59%	1.60%		1.69%		1.71%		1.75%

Net investment income	0.60%	0.74%		0.55%		0.58%		0.81%

Supplemental Data
Net assets, end of year (000)	$2,436	$2,112		$2,007		$1,816		$1,028

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	35%	76	%(g)	44	%(h)	54	%(i)	39	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.44%	0.41%	0.43%	0.43%	0.43%
Investments in underlying funds	0.16	0.13	0.16	0.15	0.11

(g)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.
(h)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.
(i)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

28	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2035 Fund (continued)
	Class K
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$13.45	$12.74		$13.60		$13.94		$12.55

Net investment income(a)	0.28	0.27		0.30		0.23		0.22
Net realized and unrealized gain (loss)	2.34	0.72		(0.54)		0.57		1.82

Net increase (decrease) from investment operations	2.62	0.99		(0.24)		0.80		2.04

Distributions:(b)
From net investment income	(0.29)	(0.28)		(0.27)		(0.26)		(0.23)
From net realized gain	(1.10)	—		(0.35)		(0.88)		(0.42)
From return of capital	—	—		(0.00	)(c)	—		—

Total distributions	(1.39)	(0.28)		(0.62)		(1.14)		(0.65)

Net asset value, end of year	$14.68	$13.45		$12.74		$13.60		$13.94

Total Return(d)
Based on net asset value	19.76%	7.82%		(1.83)%		5.73%		16.32%

Ratios to Average Net Assets(e)(f)
Total expenses	0.36%	0.36%		0.39%		0.38%		0.45%

Total expenses after fees waived and/or reimbursed	0.33%	0.35%		0.35%		0.35%		0.38%

Net investment income	1.92%	2.07%		2.30%		1.91%		1.65%

Supplemental Data
Net assets, end of year (000)	$5,882	$2,702		$757		$138		$95

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	35%	76	%(g)	44	%(h)	54	%(i)	39	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.44%	0.41%	0.43%	0.43%	0.43%
Investments in underlying funds	0.16	0.13	0.16	0.15	0.11

(g)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.
(h)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.
(i)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2035 Fund (continued)
	Class R
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$13.26	$12.58		$13.44		$13.78		$12.52

Net investment income(a)	0.17	0.18		0.14		0.14		0.17
Net realized and unrealized gain (loss)	2.33	0.71		(0.49)		0.54		1.67

Net increase (decrease) from investment operations	2.50	0.89		(0.35)		0.68		1.84

Distributions:(b)
From net investment income	(0.20)	(0.21)		(0.16)		(0.14)		(0.16)
From net realized gain	(1.10)	—		(0.35)		(0.88)		(0.42)
From return of capital	—	—		(0.00	)(c)	—		—

Total distributions	(1.30)	(0.21)		(0.51)		(1.02)		(0.58)

Net asset value, end of year	$14.46	$13.26		$12.58		$13.44		$13.78

Total Return(d)
Based on net asset value	19.08%	7.10%		(2.65)%		4.96%		14.74%

Ratios to Average Net Assets(e)(f)
Total expenses	1.01%	1.02%		1.21%		1.24%		1.30%

Total expenses after fees waived and/or reimbursed	0.99%	1.00%		1.18%		1.21%		1.25%

Net investment income	1.19%	1.41%		1.09%		1.03%		1.25%

Supplemental Data
Net assets, end of year (000)	$3,782	$3,078		$867		$579		$474

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	35%	76	%(g)	44	%(h)	54	%(i)	39	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.44%	0.41%	0.43%	0.43%	0.43%
Investments in underlying funds	0.16	0.13	0.16	0.15	0.11

(g)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.
(h)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.
(i)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

30	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2045 Fund
	Institutional
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$13.88	$13.10		$14.05		$14.39		$12.74

Net investment income(a)	0.23	0.23		0.21		0.23		0.27
Net realized and unrealized gain (loss)	2.83	0.83		(0.54)		0.58		2.07

Net increase (decrease) from investment operations	3.06	1.06		(0.33)		0.81		2.34

Distributions:(b)
From net investment income	(0.29)	(0.28)		(0.21)		(0.23)		(0.25)
From net realized gain	(1.24)	—		(0.41)		(0.92)		(0.44)

Total distributions	(1.53)	(0.28)		(0.62)		(1.15)		(0.69)

Net asset value, end of year	$15.41	$13.88		$13.10		$14.05		$14.39

Total Return(c)
Based on net asset value	22.29%	8.14%		(2.37)%		5.66%		18.49%

Ratios to Average Net Assets(d)(e)
Total expenses	0.56%	0.56%		0.71%		0.75%		0.85%

Total expenses after fees waived and/or reimbursed	0.53%	0.53%		0.66%		0.69%		0.74%

Net investment income	1.54%	1.76%		1.53%		1.57%		1.94%

Supplemental Data
Net assets, end of year (000)	$8,267	$14,864		$15,105		$15,678		$12,832

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	46%	75	%(f)	50	%(f)	54	%(g)	38	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.47%	0.44%	0.48%	0.49%	0.51%
Investments in underlying funds	0.17	0.15	0.18	0.16	0.11

(f)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.
(g)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2045 Fund (continued)
	Investor A
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$13.87	$13.09		$14.04		$14.39		$12.75

Net investment income(a)	0.21	0.20		0.18		0.20		0.25
Net realized and unrealized gain (loss)	2.82	0.83		(0.54)		0.57		2.05

Net increase (decrease) from investment operations	3.03	1.03		(0.36)		0.77		2.30

Distributions:(b)
From net investment income	(0.26)	(0.25)		(0.18)		(0.20)		(0.22)
From net realized gain	(1.24)	—		(0.41)		(0.92)		(0.44)

Total distributions	(1.50)	(0.25)		(0.59)		(1.12)		(0.66)

Net asset value, end of year	$15.40	$13.87		$13.09		$14.04		$14.39

Total Return(c)
Based on net asset value	22.05%	7.90%		(2.61)%		5.37%		18.17%

Ratios to Average Net Assets(d)(e)
Total expenses	0.82%	0.81%		0.96%		1.00%		1.10%

Total expenses after fees waived and/or reimbursed	0.78%	0.78%		0.91%		0.94%		0.99%

Net investment income	1.38%	1.52%		1.28%		1.35%		1.77%

Supplemental Data
Net assets, end of year (000)	$20,152	$17,206		$16,744		$16,814		$11,044

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	46%	75	%(f)	50	%(f)	54	%(g)	38	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.47%	0.44%	0.48%	0.49%	0.51%
Investments in underlying funds	0.17	0.15	0.18	0.16	0.11

(f)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.
(g)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

32	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2045 Fund (continued)
	Investor C
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$13.71	$12.94		$13.90		$14.26		$12.65

Net investment income(a)	0.08	0.09		0.07		0.09		0.13
Net realized and unrealized gain (loss)	2.79	0.82		(0.54)		0.57		2.05

Net increase (decrease) from investment operations	2.87	0.91		(0.47)		0.66		2.18

Distributions:(b)
From net investment income	(0.14)	(0.14)		(0.08)		(0.10)		(0.13)
From net realized gain	(1.24)	—		(0.41)		(0.92)		(0.44)

Total distributions	(1.38)	(0.14)		(0.49)		(1.02)		(0.57)

Net asset value, end of year	$15.20	$13.71		$12.94		$13.90		$14.26

Total Return(c)
Based on net asset value	21.10%	7.04%		(3.43)%		4.63%		17.31%

Ratios to Average Net Assets(d)(e)
Total expenses	1.62%	1.61%		1.72%		1.75%		1.85%

Total expenses after fees waived and/or reimbursed	1.58%	1.58%		1.67%		1.69%		1.74%

Net investment income	0.56%	0.70%		0.53%		0.61%		0.97%

Supplemental Data
Net assets, end of year (000)	$1,375	$1,247		$1,420		$1,549		$935

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	46%	75	%(f)	50	%(f)	54	%(g)	38	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.47%	0.44%	0.48%	0.49%	0.51%
Investments in underlying funds	0.17	0.15	0.18	0.16	0.11

(f)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.
(g)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2045 Fund (continued)
	Class K
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$14.01	$13.22		$14.18		$14.50		$12.77

Net investment income(a)	0.29	0.27		0.40		0.29		0.21
Net realized and unrealized gain (loss)	2.84	0.83		(0.68)		0.55		2.21

Net increase (decrease) from investment operations	3.13	1.10		(0.28)		0.84		2.42

Distributions:(b)
From net investment income	(0.33)	(0.31)		(0.27)		(0.24)		(0.25)
From net realized gain	(1.24)	—		(0.41)		(0.92)		(0.44)

Total distributions	(1.57)	(0.31)		(0.68)		(1.16)		(0.69)

Net asset value, end of year	$15.57	$14.01		$13.22		$14.18		$14.50

Total Return(c)
Based on net asset value	22.58%	8.38%		(2.04)%		5.80%		19.11%

Ratios to Average Net Assets(d)(e)
Total expenses	0.37%	0.36%		0.40%		0.38%		0.49%

Total expenses after fees waived and/or reimbursed	0.33%	0.33%		0.34%		0.33%		0.38%

Net investment income	1.90%	2.02%		3.08%		1.92%		1.60%

Supplemental Data
Net assets, end of year (000)	$3,385	$1,271		$524		$28		$29

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	46%	75	%(f)	50	%(f)	54	%(g)	38	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.47%	0.44%	0.49%	0.48%	0.55%
Investments in underlying funds	0.17	0.15	0.18	0.16	0.11

(f)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.
(g)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

34	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2045 Fund (continued)
	Class R
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$13.85	$13.09		$14.04		$14.38		$12.73

Net investment income(a)	0.19	0.19		0.15		0.15		0.19
Net realized and unrealized gain (loss)	2.80	0.80		(0.53)		0.58		2.08

Net increase (decrease) from investment operations	2.99	0.99		(0.38)		0.73		2.27

Distributions:(b)
From net investment income	(0.23)	(0.23)		(0.16)		(0.15)		(0.18)
From net realized gain	(1.24)	—		(0.41)		(0.92)		(0.44)

Total distributions	(1.47)	(0.23)		(0.57)		(1.07)		(0.62)

Net asset value, end of year	$15.37	$13.85		$13.09		$14.04		$14.38

Total Return(c)
Based on net asset value	21.81%	7.64%		(2.80)%		5.08%		17.91%

Ratios to Average Net Assets(d)(e)
Total expenses	1.02%	1.01%		1.21%		1.25%		1.35%

Total expenses after fees waived and/or reimbursed	0.98%	0.99%		1.15%		1.19%		1.24%

Net investment income	1.24%	1.39%		1.09%		1.04%		1.36%

Supplemental Data
Net assets, end of year (000)	$3,039	$1,780		$693		$520		$560

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	46%	75	%(f)	50	%(f)	54	%(g)	38	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.47%	0.44%	0.48%	0.49%	0.52%
Investments in underlying funds	0.17	0.15	0.18	0.16	0.11

(f)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.
(g)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2055 Fund
	Institutional
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$14.28	$13.46		$14.33		$14.64		$12.74

Net investment income(a)	0.24	0.24		0.22		0.23		0.30
Net realized and unrealized gain (loss)	2.93	0.86		(0.57)		0.63		2.36

Net increase (decrease) from investment operations	3.17	1.10		(0.35)		0.86		2.66

Distributions:(b)
From net investment income	(0.29)	(0.28)		(0.21)		(0.23)		(0.26)
From net realized gain	(1.30)	—		(0.31)		(0.94)		(0.50)

Total distributions	(1.59)	(0.28)		(0.52)		(1.17)		(0.76)

Net asset value, end of year	$15.86	$14.28		$13.46		$14.33		$14.64

Total Return(c)
Based on net asset value	22.57%	8.20%		(2.52)%		5.90%		20.99%

Ratios to Average Net Assets(d)(e)
Total expenses	0.59%	0.59%		0.79%		0.82%		1.05%

Total expenses after fees waived and/or reimbursed	0.52%	0.54%		0.66%		0.67%		0.74%

Net investment income	1.54%	1.73%		1.53%		1.54%		2.11%

Supplemental Data
Net assets, end of year (000)	$4,863	$8,626		$7,381		$6,773		$4,546

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	59%	80	%(f)	49	%(f)	48	%(g)	67	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.54%	0.52%	0.62%	0.66%	0.83%
Investments in underlying funds	0.17	0.15	0.18	0.18	0.12

(f)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.
(g)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

36	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2055 Fund (continued)
	Investor A
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$14.25	$13.44		$14.30		$14.62		$12.73

Net investment income(a)	0.22	0.20		0.19		0.20		0.28
Net realized and unrealized gain (loss)	2.90	0.85		(0.56)		0.62		2.34

Net increase (decrease) from investment operations	3.12	1.05		(0.37)		0.82		2.62

Distributions:(b)
From net investment income	(0.26)	(0.24)		(0.18)		(0.20)		(0.23)
From net realized gain	(1.30)	—		(0.31)		(0.94)		(0.50)

Total distributions	(1.56)	(0.24)		(0.49)		(1.14)		(0.73)

Net asset value, end of year	$15.81	$14.25		$13.44		$14.30		$14.62

Total Return(c)
Based on net asset value	22.24%	7.90%		(2.67)%		5.60%		20.71%

Ratios to Average Net Assets(d)(e)
Total expenses	0.85%	0.84%		1.04%		1.08%		1.30%

Total expenses after fees waived and/or reimbursed	0.78%	0.79%		0.91%		0.92%		0.99%

Net investment income	1.39%	1.49%		1.30%		1.32%		1.98%

Supplemental Data
Net assets, end of year (000)	$11,416	$9,317		$7,561		$5,543		$3,951

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	59%	80	%(f)	49	%(f)	48	%(g)	67	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.54%	0.52%	0.62%	0.66%	0.82%
Investments in underlying funds	0.17	0.15	0.18	0.18	0.12

(f)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.
(g)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2055 Fund (continued)
	Investor C
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$14.11	$13.31		$14.18		$14.51		$12.64

Net investment income(a)	0.10	0.09		0.08		0.08		0.15
Net realized and unrealized gain (loss)	2.86	0.85		(0.56)		0.62		2.35

Net increase (decrease) from investment operations	2.96	0.94		(0.48)		0.70		2.50

Distributions:(b)
From net investment income	(0.15)	(0.14)		(0.08)		(0.09)		(0.13)
From net realized gain	(1.30)	—		(0.31)		(0.94)		(0.50)

Total distributions	(1.45)	(0.14)		(0.39)		(1.03)		(0.63)

Net asset value, end of year	$15.62	$14.11		$13.31		$14.18		$14.51

Total Return(c)
Based on net asset value	21.24%	7.05%		(3.48)%		4.85%		19.81%

Ratios to Average Net Assets(d)(e)
Total expenses	1.65%	1.65%		1.80%		1.83%		2.06%

Total expenses after fees waived and/or reimbursed	1.58%	1.59%		1.67%		1.67%		1.75%

Net investment income	0.62%	0.70%		0.54%		0.56%		1.07%

Supplemental Data
Net assets, end of year (000)	$729	$499		$543		$528		$313

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	59%	80	%(f)	49	%(f)	48	%(g)	67	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.54%	0.52%	0.62%	0.66%	0.83%
Investments in underlying funds	0.17	0.15	0.18	0.18	0.12

(f)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.
(g)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

38	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2055 Fund (continued)
	Class K
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$14.45	$13.62		$14.49		$14.77		$12.77

Net investment income(a)	0.30	0.28		0.28		0.30		0.22
Net realized and unrealized gain (loss)	2.94	0.86		(0.58)		0.62		2.54

Net increase (decrease) from investment operations	3.24	1.14		(0.30)		0.92		2.76

Distributions:(b)
From net investment income	(0.33)	(0.31)		(0.26)		(0.26)		(0.26)
From net realized gain	(1.30)	—		(0.31)		(0.94)		(0.50)

Total distributions	(1.63)	(0.31)		(0.57)		(1.20)		(0.76)

Net asset value, end of year	$16.06	$14.45		$13.62		$14.49		$14.77

Total Return(c)
Based on net asset value	22.79%	8.42%		(2.15)%		6.26%		21.74%

Ratios to Average Net Assets(d)(e)
Total expenses	0.40%	0.37%		0.46%		0.46%		0.75%

Total expenses after fees waived and/or reimbursed	0.33%	0.33%		0.32%		0.32%		0.38%

Net investment income	1.88%	2.01%		1.97%		1.93%		1.61%

Supplemental Data
Net assets, end of year (000)	$1,426	$425		$52		$29		$30

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	59%	80	%(f)	49	%(f)	48	%(g)	67	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.54%	0.52%	0.63%	0.65%	0.95%
Investments in underlying funds	0.17	0.15	0.18	0.18	0.12

(f)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.
(g)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2055 Fund (continued)
	Class R
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$14.25	$13.44		$14.32		$14.62		$12.72

Net investment income(a)	0.19	0.18		0.15		0.15		0.22
Net realized and unrealized gain (loss)	2.89	0.85		(0.57)		0.63		2.37

Net increase (decrease) from investment operations	3.08	1.03		(0.42)		0.78		2.59

Distributions:(b)
From net investment income	(0.23)	(0.22)		(0.15)		(0.14)		(0.19)
From net realized gain	(1.30)	—		(0.31)		(0.94)		(0.50)

Total distributions	(1.53)	(0.22)		(0.46)		(1.08)		(0.69)

Net asset value, end of year	$15.80	$14.25		$13.44		$14.32		$14.62

Total Return(c)
Based on net asset value	21.95%	7.74%		(3.00)%		5.37%		20.44%

Ratios to Average Net Assets(d)(e)
Total expenses	1.05%	1.04%		1.29%		1.32%		1.56%

Total expenses after fees waived and/or reimbursed	0.98%	0.99%		1.15%		1.17%		1.25%

Net investment income	1.20%	1.30%		1.07%		0.98%		1.58%

Supplemental Data
Net assets, end of year (000)	$768	$483		$292		$118		$106

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	59%	80	%(f)	49	%(f)	48	%(g)	67	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.54%	0.51%	0.62%	0.65%	0.84%
Investments in underlying funds	0.17	0.15	0.18	0.18	0.12

(f)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.
(g)	Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

40	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following series of the Trust are referred to herein collectively as the “LifePath Dynamic Funds” or individually, as a “LifePath Dynamic Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Dynamic 2025 Fund	LifePath Dynamic 2025 Fund	Diversified
BlackRock LifePath® Dynamic 2035 Fund	LifePath Dynamic 2035 Fund	Diversified
BlackRock LifePath® Dynamic 2045 Fund	LifePath Dynamic 2045 Fund	Diversified
BlackRock LifePath® Dynamic 2055 Fund	LifePath Dynamic 2055 Fund	Diversified

Each LifePath Dynamic Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): LifePath® Dynamic 2025 Master Portfolio, LifePath® Dynamic 2035 Master Portfolio, LifePath® Dynamic 2045 Master Portfolio and LifePath® Dynamic 2055 Master Portfolio (each, a “LifePath Dynamic Master Portfolio” and together, the “LifePath Dynamic Master Portfolios”). MIP is an affiliate of the Trust. Each LifePath Dynamic Master Portfolio has the same investment objective and strategies as its corresponding LifePath Dynamic Fund. The value of each LifePath Dynamic Fund’s investment in its corresponding LifePath Dynamic Master Portfolio reflects the LifePath Dynamic Fund’s proportionate interest in the net assets of the LifePath Dynamic Master Portfolio. The performance of the LifePath Dynamic Funds is directly affected by the performance of the LifePath Dynamic Master Portfolios. At December 31, 2017, the percentage of each LifePath Dynamic Master Portfolio owned by the corresponding LifePath Dynamic Fund was approximately 100%. As such, the financial statements of the LifePath Dynamic Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the LifePath Dynamic Funds’ financial statements.

Each LifePath Dynamic Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are available only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R	No	No		None
Investor A	Yes	No	(a)	None
Investor C	No	Yes		None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The LifePath Dynamic Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Dynamic Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from each LifePath Dynamic Master Portfolio are accounted for on a trade date basis. Each LifePath Dynamic Fund records its proportionate share of its LifePath Dynamic Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the LifePath Dynamic Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared quarterly and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a LifePath Dynamic Fund enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Dynamic Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Dynamic Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Dynamic Fund or its classes are charged to that LifePath Dynamic Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the LifePath Dynamic Funds and other shared expenses prorated to the LifePath Dynamic Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements  (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The LifePath Dynamic Funds’ policy is to value their financial instruments at fair value. Each LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value based on the LifePath Dynamic Funds’ proportionate interest in the net assets of the LifePath Dynamic Master Portfolio. Valuation of securities held by the LifePath Dynamic Master Portfolios is discussed in Note 3 of the LifePath Dynamic Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the LifePath Dynamic Funds, entered into an Administration Agreement with BAL, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Dynamic Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Dynamic Funds. BAL is entitled to receive for these administrative services an annual fee of 0.35% based on the average daily net assets of each LifePath Dynamic Funds’ Institutional and Investor A Shares, 0.40% of the average daily net assets of Investor C Shares, 0.15% of the average daily net assets of Class K Shares and 0.30% of the average daily net assets of Class R Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Dynamic Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the year ended December 31, 2017, the following table shows the class specific administration fees borne directly by each class of each LifePath Dynamic Fund.

	Institutional	Investor A	Investor C	Class K	Class R	Total
LifePath Dynamic 2025 Fund	$65,491	$106,858	$10,099	$8,720	$10,997	$202,165
LifePath Dynamic 2035 Fund	38,574	110,284	9,047	6,818	10,196	174,919
LifePath Dynamic 2045 Fund	30,541	66,523	5,995	3,703	6,798	113,560
LifePath Dynamic 2055 Fund	16,560	35,839	2,383	1,657	2,056	58,495

Service and Distribution Fees: The Trust, on behalf of the LifePath Dynamic Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each LifePath Dynamic Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each LifePath Dynamic Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—%
Investor C	0.25	0.75
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the LifePath Dynamic Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended December 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of each LifePath Dynamic Fund:

Service and Distribution Fees	Investor A	Investor C	Class R	Total
LifePath Dynamic 2025 Fund	$76,388	$25,260	$18,333	$119,981
LifePath Dynamic 2035 Fund	78,833	22,639	17,000	118,472
LifePath Dynamic 2045 Fund	47,563	15,000	11,366	73,929
LifePath Dynamic 2055 Fund	25,629	5,965	3,433	35,027

Other Fees: For the year ended December 31, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each LifePath Dynamic Fund’s Investor A Shares as follows:

	LifePath Dynamic 2025 Fund	LifePath Dynamic 2035 Fund	LifePath Dynamic 2045 Fund	LifePath Dynamic 2055 Fund
Investor A	$597	$350	$448	$365

For the year ended December 30, 2017, affiliates received CDSCs as follows:

	LifePath Dynamic 2025 Fund	LifePath Dynamic 2035 Fund	LifePath Dynamic 2045 Fund	LifePath Dynamic 2055 Fund
Investor C	$212	$542	$77	$262

42	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Expense Waivers: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Dynamic Funds. BAL has contractually agreed to reimburse the LifePath Dynamic Funds or provide an offsetting credit against the administration fees paid by the LifePath Dynamic Funds in an amount equal to these independent expenses through April 30, 2027. For the year ended December 31, 2017, the LifePath Dynamic Funds waived the following amounts:

	LifePath Dynamic 2025 Fund	LifePath Dynamic 2035 Fund	LifePath Dynamic 2045 Fund	LifePath Dynamic 2055 Fund
Amounts waived	$12,254	$12,254	$12,265	$12,254

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the LifePath Dynamic Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each LifePath Dynamic Fund’s investment policies and restrictions. Each LifePath Dynamic Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the LifePath Dynamic Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is each LifePath Dynamic Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each LifePath Dynamic Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Dynamic Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on each LifePath Dynamic Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Dynamic Funds as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Dynamic Funds’ financial statements.

The tax character of distributions paid was as follows:

	LifePath Dynamic 2025 Fund	LifePath Dynamic 2035 Fund	LifePath Dynamic 2045 Fund	LifePath Dynamic 2055 Fund
Ordinary income
12/31/17	$3,206,535	$3,110,077	$2,204,499	$1,162,172
12/31/16	$1,015,499	$1,011,873	$686,863	$345,690
Long-term capital gains
12/31/17	1,596,216	1,642,045	1,061,756	583,121
12/31/16	—	—	—	—

Total
12/31/17	$4,802,751	$4,752,122	$3,266,255	$1,745,293
12/31/16	$1,015,499	$1,011,873	$686,863	$345,690

As of period end, the tax components of accumulated net earnings (losses) were as follows:

	LifePath Dynamic 2025 Fund	LifePath Dynamic 2035 Fund	LifePath Dynamic 2045 Fund	LifePath Dynamic 2055 Fund
Undistributed ordinary income	$756,931	$731,486	$573,155	$260,433
Undistributed long-term capital gains	69,508	62,079	67,557	35,937
Net unrealized gains (losses)(a)	4,828,206	5,521,896	4,148,847	2,267,455

	$5,654,645	$6,315,461	$4,789,559	$2,563,825

(a)	The difference between book-basis and tax-basis net unrealized gains were attributable primarily to the timing and recognition of partnership income.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements  (continued)

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 12/31/17		Year Ended 12/31/16
LifePath Dynamic 2025 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	317,652	$4,235,100	550,135	$6,743,810
Shares issued in reinvestment of distributions	105,772	1,425,406	37,741	471,155
Shares redeemed	(1,074,389)	(14,001,597)	(829,993)	(10,271,144)

Net decrease	(650,965)	$(8,341,091)	(242,117)	$(3,056,179)

Investor A
Shares sold	489,063	$6,533,134	454,024	$5,592,787
Shares issued in reinvestment of distributions	172,356	2,318,504	35,587	443,943
Shares redeemed	(561,933)	(7,606,530)	(786,156)	(9,717,688)

Net increase (decrease)	99,486	$1,245,108	(296,545)	$(3,680,958)

Investor C
Shares sold	62,718	$838,483	76,467	$938,366
Shares issued in reinvestment of distributions	12,916	173,004	1,264	15,704
Shares redeemed	(69,239)	(929,545)	(133,789)	(1,611,577)

Net increase (decrease)	6,395.000	$81,942	(56,058)	$(657,507)

Class K
Shares sold	624,060	$8,421,256	284,110	$3,531,506
Shares issued in reinvestment of distributions	43,838	589,199	3,210	40,210
Shares redeemed	(310,764)	(4,230,158)	(163,809)	(2,047,022)

Net increase	357,134	$4,780,297	123,511	$1,524,694

Class R
Shares sold	139,897	$1,871,600	157,223	$1,928,376
Shares issued in reinvestment of distributions	21,715	292,121	3,487	43,502
Shares redeemed	(77,122)	(1,039,386)	(149,248)	(1,871,943)

Net increase	84,490	$$1,124,335	11,462	$99,935

Total Net Decrease	(103,460)	$(1,109,409)	(459,747)	$(5,770,015)

	Year Ended 12/31/17		Year Ended 12/31/16
LifePath Dynamic 2035 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	208,647	$2,984,958	492,928	$6,248,393
Shares issued in reinvestment of distributions	65,609	946,925	30,181	393,268
Shares redeemed	(997,246)	(13,717,854)	(798,063)	(10,177,783)

Net decrease	(722,990)	$(9,785,971)	(274,954)	$(3,536,122)

Investor A
Shares sold	408,646	$5,843,135	522,606	$6,679,704
Shares issued in reinvestment of distributions	193,615	2,789,515	39,742	517,666
Shares redeemed	(628,447)	(9,059,722)	(733,902)	(9,411,992)

Net decrease	(26,186)	$(427,072)	(171,554)	$(2,214,622)

44	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

	Year Ended 12/31/17		Year Ended 12/31/16
LifePath Dynamic 2035 Fund	Shares	Amount	Shares	Amount
Investor C
Shares sold	50,698	$713,464	71,580	$901,826
Shares issued in reinvestment of distributions	13,460	192,302	1,405	18,205
Shares redeemed	(54,693)	(768,760)	(73,362)	(907,992)

Net increase (decrease)	9,465	$137,006	(377)	$12,039

Class K
Shares sold	376,149	$5,508,421	212,230	$2,746,391
Shares issued in reinvestment of distributions	34,794	508,670	2,884	38,470
Shares redeemed	(211,247)	(3,128,510)	(73,580)	(930,734)

Net increase	199,696	$2,888,581	141,534	$1,854,127

Class R
Shares sold	77,400	$1,113,260	196,159	$2,474,179
Shares issued in reinvestment of distributions	21,738	313,369	3,364	43,911
Shares redeemed	(69,668)	(1,003,486)	(36,293)	(477,282)

Net increase	29,470	$$423,143	163,230	$2,040,808

Total Net Decrease	(510,545)	$(6,764,313)	(142,121)	$(1,843,770)

	Year Ended 12/31/17		Year Ended 12/31/16
LifePath Dynamic 2045 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	215,231	$3,199,186	464,396	$6,144,244
Shares issued in reinvestment of distributions	50,202	769,957	22,819	309,840
Shares redeemed	(800,287)	(11,605,235)	(569,372)	(7,613,164)

Net decrease	(534,854)	$(7,636,092)	(82,157)	$(1,159,080)

Investor A
Shares sold	263,897	$4,000,393	323,284	$4,311,066
Shares issued in reinvestment of distributions	118,502	1,816,456	22,997	312,571
Shares redeemed	(314,333)	(4,838,133)	(384,684)	(5,129,876)

Net increase (decrease)	68,066	$978,716	(38,403)	$(506,239)

Investor C
Shares sold	48,096	$716,650	40,949	$533,048
Shares issued in reinvestment of distributions	8,089	122,391	972	13,076
Shares redeemed	(56,640)	(873,618)	(60,712)	(780,521)

Net decrease	(455)	$(34,577)	(18,791)	$(234,397)

Class K
Shares sold	231,819	$3,584,670	67,995	$907,206
Shares issued in reinvestment of distributions	19,299	299,047	1,658	22,866
Shares redeemed	(124,412)	(1,956,751)	(18,571)	(258,657)

Net increase	126,706	$1,926,966	51,082	$671,415

Class R
Shares sold	102,013	$1,562,550	133,840	$1,768,664
Shares issued in reinvestment of distributions	16,662	255,241	2,050	27,891
Shares redeemed	(49,419)	(750,115)	(60,370)	(820,997)

Net increase	69,256	$1,067,676	75,520	$975,558

Total Net Decrease	(271,281)	$(3,697,311)	(12,749)	$(252,743)

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements  (continued)

	Year Ended 12/31/17		Year Ended 12/31/16
LifePath Dynamic 2055 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	178,417	$2,754,076	362,958	$4,942,755
Shares issued in reinvestment of distributions	28,034	441,903	11,986	167,409
Shares redeemed	(503,831)	(7,512,656)	(319,155)	(4,394,418)

Net increase (decrease)	(297,380)	$(4,316,677)	55,789	$715,746

Investor A
Shares sold	242,622	$3,783,905	265,846	$3,618,031
Shares issued in reinvestment of distributions	66,449	1,043,791	11,433	159,602
Shares redeemed	(240,712)	(3,738,885)	(186,151)	(2,566,676)

Net increase	68,359	$1,088,811	91,128	$1,210,957

Investor C
Shares sold	20,277	$312,477	20,738	$279,541
Shares issued in reinvestment of distributions	3,955	61,472	346	4,790
Shares redeemed	(12,971)	(197,484)	(26,482)	(350,101)

Net increase (decrease)	11,261	$176,465	(5,398)	$(65,770)

Class K
Shares sold	155,653	$2,436,381	28,655	$397,103
Shares issued in reinvestment of distributions	7,871	125,562	400	5,722
Shares redeemed	(104,145)	(1,654,836)	(3,498)	(49,459)

Net increase	59,379	$907,107	25,557	$353,366

Class R
Shares sold	28,596	$440,159	35,087	$477,640
Shares issued in reinvestment of distributions	4,219	66,219	506	7,077
Shares redeemed	(18,095)	(287,136)	(23,369)	(329,002)

Net increase	14,720	$219,242	12,224	$155,715

Total Net Increase (Decrease)	(143,661)	$(1,925,052)	179,300	$2,370,014

At December 31, 2017, shares of the LifePath Dynamic Funds owned by BlackRock HoldCo 2, Inc., an affiliate of the LifePath Dynamic Funds, were as follows:

	LifePath Dynamic 2045 Fund	LifePath Dynamic 2055 Fund
Class K	2,003	2,001
Class R	—	2,000

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the LifePath Dynamic Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

46	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm	BlackRock Funds III

To the Board of Trustees of

BlackRock Funds III and the Shareholders of BlackRock LifePath® Dynamic 2025 Fund, BlackRock LifePath® Dynamic 2035 Fund, BlackRock LifePath® Dynamic 2045 Fund and BlackRock LifePath® Dynamic 2055 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of BlackRock LifePath® Dynamic 2025 Fund, BlackRock LifePath® Dynamic 2035 Fund, BlackRock LifePath® Dynamic 2045 Fund and BlackRock LifePath® Dynamic 2055 Fund (four of the funds constituting BlackRock Funds III, hereafter collectively referred to as the “Funds”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the administrator of the Master Portfolio. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information  (Unaudited)

The following information is provided with respect to the ordinary income distributions paid during the taxable year ended December 31, 2017:

	Payable Dates	LifePath Dynamic 2025 Fund	LifePath Dynamic 2035 Fund	LifePath Dynamic 2045 Fund	LifePath Dynamic 2055 Fund
Qualified Dividend Income for Individuals(a)	Quarterly	16.85%	20.47%	21.56%	20.71%
Dividends Qualifying for the Dividend Received Deduction for Corporations(a)	Quarterly	6.14	7.41	7.34	7.08
Federal Obligation Interest(b)	Quarterly	1.62	0.75	0.10	0.04
Interest-Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents(c)	Quarterly	84.47	77.94	75.26	75.67

(a)	The LifePath Dynamic Funds hereby designate the percentage indicated above or the maximum amount allowable by law.
(b)	The law varies in each state as to whether and what percentage of dividend income attributable to U.S. federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.
(c)	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the LifePath Dynamic Funds distributed long-term capital gains per share as follows:

	Record Dates	LifePath Dynamic 2025 Fund	LifePath Dynamic 2035 Fund	LifePath Dynamic 2045 Fund	LifePath Dynamic 2055 Fund
Long-Term Capital Gains Per Share	06/29/17	$0.146398	$0.176403	$0.178308	$0.214271
	12/28/17	0.202599	0.284962	0.307782	0.319188

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	47

Master Portfolio Information  as of December 31, 2017

LifePath® Dynamic 2025 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	57%
Fixed Income Funds	37
Common Stocks	5
Short-Term Securities	2
Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Security	Percent of Total Net Assets
Active Stock Master Portfolio	32%
CoreAlpha Bond Master Portfolio	23
International Tilts Master Portfolio	10
Master BlackRock Total Return Portfolio	8
iShares TIPS Bond ETF	6
BlackRock Advantage Emerging Markets Fund	4
BlackRock Commodity Strategies Fund	4
BlackRock Tactical Opportunities Fund	3
iShares Edge MSCI Multifactor Intl ETF	2
iShares Edge MSCI Multifactor USA ETF	2

LifePath® Dynamic 2035 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	75%
Fixed Income Funds	14
Common Stocks	10
Short-Term Securities	1

TEN LARGEST HOLDINGS

Security	Percent of Total Net Assets
Active Stock Master Portfolio	40%
International Tilts Master Portfolio	13
CoreAlpha Bond Master Portfolio	8
BlackRock Advantage Emerging Markets Fund	6
iShares Edge MSCI Multifactor USA ETF	4
BlackRock Commodity Strategies Fund	4
Master BlackRock Total Return Portfolio	4
BlackRock Tactical Opportunities Fund	3
iShares TIPS Bond ETF	3
iShares Edge MSCI Multifactor Intl ETF	2

The LifePath Dynamic Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Dynamic Master Portfolios are regularly monitored and their composition may vary throughout various periods.

48	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Master Portfolio Information  as of December 31, 2017  (continued)

LifePath® Dynamic 2045 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	82%
Common Stocks	14
Fixed Income Funds	2
Short-Term Securities	2

TEN LARGEST HOLDINGS

Security	Percent of Total Net Assets
Active Stock Master Portfolio	44%
International Tilts Master Portfolio	14
BlackRock Advantage Emerging Markets	7
BlackRock Commodity Strategies Fund	4
iShares Edge MSCI Multifactor USA ETF	4
iShares Edge MSCI Multifactor Intl ETF	4
iShares MSCI EAFE Small-Cap ETF	3
CoreAlpha Bond Master Portfolio	2
BlackRock Cash Funds: Institutional, SL Agency Shares	1
BlackRock Tactical Opportunities Fund	1

LifePath® Dynamic 2055 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	83%
Common Stocks	15
Short-Term Securities	2
Fixed Income Funds	1
Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Security	Percent of Total Net Assets
Active Stock Master Portfolio	43%
International Tilts Master Portfolio	13
BlackRock Advantage Emerging Markets Fund	8
iShares Edge MSCI Multifactor USA ETF	6
iShares Edge MSCI Multifactor Intl ETF	5
BlackRock Commodity Strategies Fund	4
iShares MSCI EAFE Small-Cap ETF	4
CoreAlpha Bond Master Portfolio	1
BlackRock Cash Funds: Institutional, SL Agency Shares	1
Simon Property Group, Inc.	1

The LifePath Dynamic Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Dynamic Master Portfolios are regularly monitored and their composition may vary throughout various periods.

MASTER PORTFOLIO INFORMATION	49

Schedule of Investments December 31, 2017	LifePath Dynamic 2025 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies — 95.4%(f)

Equity Funds — 57.3%
Active Stock Master Portfolio	$20,793,185	$20,793,185
BlackRock Advantage Emerging Markets Fund(a)	259,717	2,880,268
BlackRock Commodity Strategies Fund	312,143	2,490,900
BlackRock Tactical Opportunities Fund	133,877	1,925,146
International Tilts Master Portfolio	$6,401,757	6,401,757
iShares Edge MSCI Multifactor Intl ETF	39,022	1,125,785
iShares Edge MSCI Multifactor USA ETF	32,845	1,044,143
iShares MSCI EAFE Small-Cap ETF	15,555	1,003,298

		37,664,482
Fixed Income Funds — 36.6%
CoreAlpha Bond Master Portfolio	$14,922,780	14,922,780
iShares TIPS Bond ETF(b)	32,629	3,722,316
Master Total Return Portfolio	$5,365,203	5,365,203

		24,010,299
Short-Term Securities — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.53%(c)(d)	212,473	212,494
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.21%(d)	775,245	775,245

		987,739

Total Affiliated Investment Companies (Cost — $57,845,231) — 95.4%		62,662,520

Common Stocks — 4.7%

Equity Real Estate Investment Trusts (REITs) — 0.3%
Great Portland Estates PLC	1,962	18,209
Ichigo Hotel REIT Investment Corp.	28	30,367
Invitation Homes, Inc.	2,428	57,228
New South Resources Ltd.(a)(b)	45,290	54,134
PRS REIT PLC(a)	13,122	18,735

		178,673
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	405	32,343
Mandarin Oriental International, Ltd.	15,800	31,916

		64,259
Household Durables — 0.0%
Glenveagh Properties PLC(a)(e)	22,424	31,749

Internet Software & Services — 0.0%
NEXTDC Ltd.(a)	3,496	16,330

IT Services — 0.1%
InterXion Holding NV(a)	559	32,942

Real Estate Investment Trusts (REITs) — 3.2%
Alexandria Real Estate Equities, Inc.	587	76,656
American Campus Communities, Inc.	600	24,618
American Tower Corp.	85	12,127
AvalonBay Communities, Inc.	545	97,233
Boston Properties, Inc.	661	85,950
Canadian Apartment Properties REIT(b)	1,061	31,501
Capital & Regional PLC	28,310	22,360
DDR Corp.	2,762	24,748
Duke Realty Corp.	1,493	40,625
EPR Properties	810	53,023
Equity Residential	444	28,314
Essex Property Trust, Inc.	185	44,653
Extra Space Storage, Inc.(b)	741	64,800
Federal Realty Investment Trust	304	40,374
First Industrial Realty Trust, Inc.	1,287	40,502

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Gecina SA	368	$67,954
Goodman Group	5,841	38,273
Hammerson PLC	2,186	16,128
HCP, Inc.	2,200	57,376
Healthcare Trust of America, Inc., Class A	948	28,478
Highwoods Properties, Inc.	484	24,640
Host Hotels & Resorts, Inc.	4,016	79,718
Ichigo Office REIT Investment Corp.(b)	44	30,186
Intu Properties PLC	13,658	46,545
Invincible Investment Corp.	116	49,365
Kenedix Office Investment Corp.	6	34,080
Kenedix Retail REIT Corp.	13	26,852
Kilroy Realty Corp.	328	24,485
Klepierre	788	34,636
Land Securities Group PLC	3,449	46,861
Liberty Property Trust	1,125	48,386
Link REIT	3,000	27,755
Macerich Co.	492	32,315
Mid-America Apartment Communities, Inc.	484	48,671
Prologis, Inc.	318	20,514
Public Storage	98	20,482
QTS Realty Trust, Inc., Class A(b)	526	28,488
Regency Centers Corp.	703	48,634
RioCan Real Estate Investment Trust	927	17,965
Sabra Health Care REIT, Inc.	2,144	40,243
Scentre Group	14,622	47,696
Simon Property Group, Inc.	808	138,766
Spirit Realty Capital, Inc.	5,623	48,245
Sun Communities, Inc.	263	24,401
Vastned Retail NV	381	18,880
Ventas, Inc.	1,079	64,751
VEREIT, Inc.	7,273	56,657
Vornado Realty Trust	314	24,549
Westfield Corp.	8,630	63,760

		2,114,219
Real Estate Management & Development — 1.0%
Aedas Homes SAU(a)(e)	908	33,338
Aroundtown SA	7,922	60,985
BUWOG AG	1,959	67,511
Capital & Counties Properties PLC(b)	2,054	8,856
CK Asset Holdings Ltd.	9,000	78,454
Entra ASA(e)	1,973	29,317
First Capital Realty, Inc.	1,712	28,220
Mega Manunggal Property Tbk PT(a)	636,100	26,821
Mitsui Fudosan Co. Ltd.	2,600	58,150
Sun Hung Kai Properties Ltd.	2,000	33,298
Takara Leben Co., Ltd.	11,900	52,506
Unizo Holdings Co., Ltd.	2,600	70,456
Vonovia SE	807	39,985
Wharf Holdings Ltd.	3,000	10,345
Wharf Real Estate Investment Co., Ltd.(a)	5,000	33,279
Yanlord Land Group Ltd.	12,900	15,598

		647,119

Total Common Stocks (Cost — $2,921,372) — 4.7%		3,085,291

Total Investments (Cost — $60,766,603) — 100.1%		65,747,811
Liabilities in Excess of Other Assets — (0.1)%		(85,545)

Net Assets — 100.0%		$65,662,266

(a)	Non-income producing security.

50	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2025 Master Portfolio

(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/16	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$15,972,961	$4,820,224	(b)	—		$20,793,185	$20,793,185	$280,114		$1,644,609	$178,362
BlackRock Advantage Emerging Markets	—	279,618		(19,901)		259,717	2,880,268	—		4,488	365,777
BlackRock Cash Funds: Institutional, SL Agency Shares	1,748,046	—		(1,535,573	)(d)	212,473	212,494	3,212	(c)	28	—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,329,361	—		(4,554,116	)(d)	775,245	775,245	20,324		—	—
BlackRock Commodity Strategies Fund	323,160	58,924		(69,941)		312,143	2,490,900	16,026		(128,009)	327,324
BlackRock Tactical Opportunities Fund	138,459	12,165		(16,747)		133,877	1,925,146	17,230		(1,340)	129,062
CoreAlpha Bond Master Portfolio	$14,909,692	$13,088	(b)	$—		$14,922,780	14,922,780	346,432		133,233	546,182
International Tilts Master Portfolio	$5,913,673	$488,084	(b)	$—		$6,401,757	6,401,757	143,807		634,593	1,282,120
iShares Core S&P 500 ETF	2,883	—		(2,883)		—	—	—		24,480	13,735
iShares Edge MSCI Multifactor Intl ETF	53,878	9,828		(24,684)		39,022	1,125,785	47,798		62,148	203,065
iShares Edge MSCI Multifactor USA ETF	127,231	—		(94,386)		32,845	1,044,143	33,921		205,806	133,776
iShares MSCI EAFE Small-Cap ETF	21,378	2,490		(8,313)		15,555	1,003,298	28,152		66,259	222,139
iShares TIPS Bond ETF	28,568	12,568		(8,507)		32,629	3,722,316	58,948		(2,860)	31,913
Master Total Return Portfolio	$3,953,205	$1,411,998	(b)	$—		$5,365,203	5,365,203	186,479		(12,910)	213,259

							$62,662,520	$1,182,443		$2,630,525	$3,646,714

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value sold.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NIKKEI 225	6	03/08/18	$1,211	$9,781
S&P/TSX 60 Index	5	03/15/18	762	2,788
Russell 2000 E-Mini Index	26	03/16/18	1,997	15,852
2-Year U.S. Treasury Note	12	03/29/18	2,569	(2,639)

				25,782

Short Contracts
S&P 500 E-Mini Index	29	03/16/18	3,880	(6,548)
U.S. Ultra Bond	24	03/20/18	4,024	(3,054)

				(9,602)

				$16,180

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	16,000	USD	12,139	Goldman Sachs International	01/18/18	$345
AUD	40,000	USD	30,346	Goldman Sachs International	01/18/18	864
AUD	33,000	USD	25,193	Nomura International PLC	01/18/18	555
CAD	4,000	USD	3,144	Royal Bank of Canada	01/18/18	39
CAD	4,000	USD	3,183	Royal Bank of Canada	01/18/18	—
CAD	13,000	USD	10,162	State Street Bank and Trust Co.	01/18/18	184
CHF	29,000	USD	29,519	Standard Chartered Bank	01/18/18	270
EUR	10,000	USD	11,767	Goldman Sachs International	01/18/18	242
EUR	1,000	USD	1,182	Nomura International PLC	01/18/18	18
EUR	7,000	USD	8,284	Nomura International PLC	01/18/18	122
EUR	18,000	USD	21,266	Standard Chartered Bank	01/18/18	350
EUR	7,000	USD	8,260	State Street Bank and Trust Co.	01/18/18	146
EUR	4,000	USD	4,754	UBS AG	01/18/18	49
GBP	24,000	USD	32,323	Nomura International PLC	01/18/18	96
GBP	9,000	USD	11,899	Royal Bank of Canada	01/18/18	258
GBP	2,000	USD	2,691	UBS AG	01/18/18	11
ILS	13,000	USD	3,715	Citibank N.A.	01/18/18	23
JPY	536,000	USD	4,730	Barclays Bank PLC	01/18/18	30
JPY	1,075,000	USD	9,532	Goldman Sachs International	01/18/18	15
JPY	2,378,000	USD	21,052	Standard Chartered Bank	01/18/18	66
NZD	4,000	USD	2,745	Bank of America N.A.	01/18/18	89
SEK	25,000	USD	2,988	Deutsche Bank AG	01/18/18	62
SEK	86,000	USD	10,312	Goldman Sachs International	01/18/18	181
SEK	134,000	USD	16,083	Goldman Sachs International	01/18/18	267
SEK	9,000	USD	1,084	State Street Bank and Trust Co.	01/18/18	14
SEK	15,000	USD	1,801	State Street Bank and Trust Co.	01/18/18	30
SGD	8,000	USD	5,940	Citibank N.A.	01/18/18	43
SGD	10,000	USD	7,378	Goldman Sachs International	01/18/18	101
SGD	80,000	USD	58,814	State Street Bank and Trust Co.	01/18/18	1,016
USD	1,357	GBP	1,000	Barclays Bank PLC	01/18/18	6
USD	21,657	HKD	169,000	Citibank N.A.	01/18/18	20
USD	896	HKD	7,000	Standard Chartered Bank	01/18/18	—
USD	28,961	HKD	226,000	State Street Bank and Trust Co.	01/18/18	25
USD	858	JPY	96,000	Citibank N.A.	01/18/18	5
USD	2,170	JPY	242,000	Citibank N.A.	01/18/18	21
USD	33,634	JPY	3,767,000	Citibank N.A.	01/18/18	180
USD	2,135	JPY	239,000	Goldman Sachs International	01/18/18	13
USD	6,717	JPY	755,000	Nomura International PLC	01/18/18	12
USD	8,682	NOK	71,000	Goldman Sachs International	01/18/18	30
USD	15,607	NOK	125,000	Standard Chartered Bank	01/18/18	376
CAD	815,577	USD	641,582	Nomura International PLC	03/21/18	7,915
EUR	100,000	USD	120,446	State Street Bank and Trust Co.	03/21/18	95
USD	224,823	JPY	25,158,910	State Street Bank and Trust Co.	03/22/18	659

						14,843

HKD	591,000	USD	75,861	Barclays Bank PLC	01/18/18	(193)
HKD	135,000	USD	17,306	Citibank N.A.	01/18/18	(21)
HKD	132,000	USD	16,940	Royal Bank of Canada	01/18/18	(40)
JPY	2,477,000	USD	22,023	Standard Chartered Bank	01/18/18	(25)
SEK	127,000	USD	15,526	Citibank N.A.	01/18/18	(30)
USD	3,068	AUD	4,000	Citibank N.A.	01/18/18	(53)
USD	15,379	AUD	20,000	Citibank N.A.	01/18/18	(226)
USD	27,620	AUD	36,000	Citibank N.A.	01/18/18	(469)
USD	772	AUD	1,000	Deutsche Bank AG	01/18/18	(8)
USD	17,587	AUD	23,000	Deutsche Bank AG	01/18/18	(359)
USD	2,307	AUD	3,000	Goldman Sachs International	01/18/18	(34)
USD	5,257	AUD	7,000	Goldman Sachs International	01/18/18	(205)
USD	14,019	AUD	18,000	Goldman Sachs International	01/18/18	(26)
USD	9,061	AUD	12,000	Nomura International PLC	01/18/18	(302)
USD	13,046	AUD	17,000	Royal Bank of Canada	01/18/18	(219)
USD	2,297	AUD	3,000	State Street Bank and Trust Co.	01/18/18	(43)
USD	3,131	CAD	4,000	Goldman Sachs International	01/18/18	(52)

52	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,500	EUR	3,000	Citibank N.A.	01/18/18	$(102)
USD	46,281	EUR	39,000	Citibank N.A.	01/18/18	(554)
USD	28,381	EUR	24,000	State Street Bank and Trust Co.	01/18/18	(441)
USD	14,361	EUR	12,000	UBS AG	01/18/18	(50)
USD	5,364	GBP	4,000	Barclays Bank PLC	01/18/18	(40)
USD	18,841	GBP	14,000	Goldman Sachs International	01/18/18	(70)
USD	5,364	GBP	4,000	Nomura International PLC	01/18/18	(40)
USD	3,996	GBP	3,000	State Street Bank and Trust Co.	01/18/18	(56)
USD	13,225	GBP	10,000	State Street Bank and Trust Co.	01/18/18	(283)
USD	17,282	GBP	13,000	State Street Bank and Trust Co.	01/18/18	(278)
USD	27,203	IDR	372,815,000	BNP Paribas S.A.	01/18/18	(239)
USD	62,566	JPY	7,081,000	Citibank N.A.	01/18/18	(319)
USD	242	NOK	2,000	Deutsche Bank AG	01/18/18	(1)
USD	1,698	NOK	14,000	Standard Chartered Bank	01/18/18	(7)
USD	738	SGD	1,000	Citibank N.A.	01/18/18	(10)
USD	4,486	SGD	6,000	Royal Bank of Canada	01/18/18	(1)
USD	1,478	SGD	2,000	State Street Bank and Trust Co.	01/18/18	(18)
USD	275,890	EUR	232,340	State Street Bank and Trust Co.	03/21/18	(4,176)
USD	73,078	GBP	54,190	Barclays Bank PLC	03/21/18	(273)

						(9,263)

	Net Unrealized Appreciation					$5,580

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$28,421	$—	$—	$—	$28,421
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	14,843	—	—	14,843

	$—	$—	$28,421	$14,843	$—	$—	$43,264

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$6,548	$—	$5,693	$—	$12,241
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	9,263	—	—	9,263

	$—	$—	$6,548	$9,263	$5,693	$—	$21,504

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended December 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$910,949	$99,262	$42,384	$—	$1,052,595
Forward foreign currency exchange contracts	—	—	—	62,077	—	—	62,077
Swaps	—	—	(23,081)	—	—	—	(23,081)

	$—	$—	$887,868	$161,339	$42,384	$—	$1,091,591

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2025 Master Portfolio

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$114,482	$33,747	$(5,693)	$—	$142,536
Forward foreign currency exchange contracts	—	—	—	3,313	—	—	3,313

	$—	$—	$114,482	$37,060	$(5,693)	$—	$145,849

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$7,523,292
Average notional value of contracts — short	$7,625,773
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,071,093
Average amounts sold — in USD	$1,293,258
Total return swaps:
Average notional value	$120,276

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

The LifePath Dynamic Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$14,974	$29,107
Forward foreign currency exchange contracts	14,843	9,263

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$29,817	$38,370
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(14,974)	(29,107)

Total derivative assets and liabilities subject to an MNA	$14,843	$9,263

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$89	$—	$—	$—	$89
Barclays Bank PLC	37	(37)	—	—	—
Citibank N.A.	291	(291)	—	—	—
Deutsche Bank AG	62	(62)	—	—	—
Goldman Sachs International	2,056	(385)	—	—	1,671
Nomura International PLC	8,719	(342)	—	—	8,377
Royal Bank of Canada	297	(260)	—	—	37
Standard Chartered Bank	1,063	(32)	—	—	1,031
State Street Bank and Trust Co.	2,169	(2,169)	—	—	—
UBS AG	60	(50)	—	—	10

	$14,843	$(3,628)	$—	$—	$11,215

54	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2025 Master Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Barclays Bank PLC	$505	$(37)	$—	$—	$468
BNP Paribas S.A.	239	—	—	—	239
Citibank N.A.	1,785	(291)	—	—	1,494
Deutsche Bank AG	369	(62)	—	—	307
Goldman Sachs International	385	(385)	—	—	—
Nomura International PLC	342	(342)	—	—	—
Royal Bank of Canada	260	(260)	—	—	—
Standard Chartered Bank	32	(32)	—	—	—
State Street Bank and Trust Co.	5,296	(2,169)	—	—	3,127
UBS AG	50	(50)	—	—	—

	$9,263	$(3,628)	$—	$—	$5,635

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$10,469,540	$—	$—	$10,469,540
Fixed Income Fund	3,722,316	—	—	3,722,316
Short-Term Securities	987,739	—	—	987,739
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	106,330	72,343	—	178,673
Hotels, Restaurants & Leisure	64,259	—	—	64,259
Household Durables	31,749	—	—	31,749
IT Services	32,942	—	—	32,942
Internet Software & Services	—	16,330	—	16,330
Real Estate Investment Trusts (REITs)	1,765,713	348,506	—	2,114,219
Real Estate Management & Development	185,139	461,980	—	647,119

Subtotal	$17,365,727	$899,159	$—	$18,264,886

Investments Valued at NAV(a)				47,482,925

				$65,747,811

Derivative Financial Instruments (b)
Assets:
Equity contracts	$28,421	$—	$—	$28,421
Forward foreign currency contracts	—	14,843	—	14,843
Liabilities:
Equity contracts	(6,548)	—	—	(6,548)
Forward foreign currency contracts	—	(9,263)	—	(9,263)
Interest rate contracts	(5,693)	—	—	(5,693)

	$16,180	$5,580	$—	$21,760

(a)	As of December 31, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments December 31, 2017	LifePath Dynamic 2035 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies — 89.2%(f)

Equity Funds — 74.5%
Active Stock Master Portfolio	$22,206,179	$22,206,179
BlackRock Advantage Emerging Markets Fund(a)	310,305	3,441,278
BlackRock Commodity Strategies Fund	278,941	2,225,952
BlackRock Tactical Opportunities Fund	114,579	1,647,651
International Tilts Master Portfolio	$7,366,737	7,366,737
iShares Edge MSCI Multifactor Intl ETF	43,028	1,241,358
iShares Edge MSCI Multifactor USA ETF	70,156	2,230,259
iShares MSCI EAFE Small-Cap ETF	15,766	1,016,907

		41,376,321
Fixed Income Funds — 13.7%
CoreAlpha Bond Master Portfolio	$4,206,863	4,206,863
iShares TIPS Bond ETF(b)	12,182	1,389,723
Master Total Return Portfolio	$1,984,837	1,984,837

		7,581,423
Short-Term Securities(a) — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.53%(c)(d)	248,900	248,924
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.21%(d)	313,891	313,891

		562,815
Total Affiliated Investment Companies (Cost — $43,860,475) — 89.2%		49,520,559

Common Stocks — 10.0%

Equity Real Estate Investment Trusts (REITs) — 0.6%
Great Portland Estates PLC	3,518	32,649
Ichigo Hotel REIT Investment Corp.	50	54,227
Invitation Homes, Inc.	4,352	102,577
New South Resources Ltd.(a)(b)	81,183	97,036
PRS REIT PLC(a)	23,521	33,583

		320,072
Hotels, Restaurants & Leisure — 0.2%
Hilton Worldwide Holdings, Inc.	726	57,978
Mandarin Oriental International, Ltd.	28,300	57,166

		115,144
Household Durables — 0.1%
Glenveagh Properties PLC(a)(e)	40,196	56,911

Internet Software & Services — 0.1%
NEXTDC Ltd.(a)	6,267	29,274

IT Services — 0.1%
InterXion Holding NV(a)	1,002	59,048

Real Estate Investment Trusts (REITs) — 6.8%
Alexandria Real Estate Equities, Inc.	1,052	137,381
American Campus Communities, Inc.	1,092	44,805
American Tower Corp.	153	21,829
AvalonBay Communities, Inc.	978	174,485
Boston Properties, Inc.	1,185	154,086
Canadian Apartment Properties REIT(b)	1,903	56,500
Capital & Regional PLC	50,747	40,082
DDR Corp.	4,952	44,370
Duke Realty Corp.	2,684	73,032
EPR Properties	1,452	95,048
Equity Residential	796	50,761
Essex Property Trust, Inc.	331	79,893
Extra Space Storage, Inc.	1,329	116,221
Federal Realty Investment Trust	545	72,381

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
First Industrial Realty Trust, Inc.	2,307	$72,601
Gecina SA	661	122,058
Goodman Group	10,470	68,605
Hammerson PLC	3,919	28,914
HCP, Inc.	3,943	102,833
Healthcare Trust of America, Inc., Class A	1,699	51,038
Highwoods Properties, Inc.	868	44,190
Host Hotels & Resorts, Inc.	7,239	143,694
Ichigo Office REIT Investment Corp.(b)	78	53,511
Intu Properties PLC	24,483	83,435
Invincible Investment Corp.	207	88,091
Kenedix Office Investment Corp.	11	62,481
Kenedix Retail REIT Corp.	23	47,507
Kilroy Realty Corp.	587	43,820
Klepierre	1,412	62,064
Land Securities Group PLC	6,183	84,007
Liberty Property Trust	2,016	86,708
Link REIT	5,500	50,885
Macerich Co.	882	57,930
Mid-America Apartment Communities, Inc.	868	87,286
Prologis, Inc.	574	37,029
Public Storage	175	36,575
QTS Realty Trust, Inc., Class A	942	51,019
Regency Centers Corp.	1,261	87,236
RioCan Real Estate Investment Trust	1,695	32,848
Sabra Health Care REIT, Inc.	3,842	72,114
Scentre Group	26,211	85,499
Simon Property Group, Inc.	1,449	248,851
Spirit Realty Capital, Inc.	10,080	86,486
Sun Communities, Inc.	472	43,792
Vastned Retail NV	683	33,845
Ventas, Inc.	1,934	116,059
VEREIT, Inc.	13,037	101,558
Vornado Realty Trust(b)	563	44,015
Westfield Corp.	15,157	111,983

		3,791,441
Real Estate Management & Development — 2.1%
Aedas Homes SAU(a)(e)	1,628	59,773
Aroundtown SA	14,131	108,784
BUWOG AG	3,511	120,996
Capital & Counties Properties PLC(b)	3,681	15,870
CK Asset Holdings Ltd.	16,000	139,475
Entra ASA(e)	3,536	52,541
First Capital Realty, Inc.	3,109	51,248
Mega Manunggal Property Tbk PT(b)	1,066,000	44,948
Mitsui Fudosan Co. Ltd.	4,600	102,881
Sun Hung Kai Properties Ltd.	4,000	66,596
Takara Leben Co., Ltd.	21,400	94,422
Unizo Holdings Co., Ltd.	4,700	127,363
Vonovia SE	1,418	70,258
Wharf Holdings Ltd.	5,000	17,242
Wharf Real Estate Investment Co., Ltd.(a)	9,000	59,901
Yanlord Land Group Ltd.	23,100	27,932

		1,160,230

Total Common Stocks (Cost — $5,254,038) — 10.0%		5,532,120

Total Investments (Cost — $49,114,513) — 99.2%		55,052,679
Other Assets Less Liabilities — 0.8%		445,691

Net Assets — 100.0%		$55,498,370

56	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2035 Master Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/16	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$19,020,143	$3,186,036	(b)	$—		$22,206,179	$22,206,179	$316,886		$1,852,852	$807,585
BlackRock Advantage Emerging Markets	—	314,965		(4,660)		310,305	3,441,278	—		642	408,809
BlackRock Cash Funds: Institutional, SL Agency Shares	171,309	77,591	(b)	—		248,900	248,924	3,014	(c)	(46)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,916,810	—		(4,602,919	)(d)	313,891	313,891	14,473		—	—
BlackRock Commodity Strategies Fund	316,505	36,871		(74,435)		278,941	2,225,952	14,321		(138,578)	313,785
BlackRock Tactical Opportunities Fund	127,639	6,651		(19,711)		114,579	1,647,651	14,747		(1,577)	111,442
CoreAlpha Bond Master Portfolio	$5,654,731	$—		$(1,447,868	)(d)	$4,206,863	4,206,863	111,603		43,286	38,631
International Tilts Master Portfolio	$7,041,872	$324,865	(b)	$—		$7,366,737	7,366,737	170,464		752,546	1,538,252
iShares Core S&P 500 ETF	744	—		(744)		—	—	—		3,909	3,545
iShares Edge MSCI Multifactor Intl ETF	73,013	6,111		(36,096)		43,028	1,241,358	55,470		92,959	238,367
iShares Edge MSCI Multifactor USA ETF	172,050	2,117		(104,011)		70,156	2,230,259	51,767		195,748	326,634
iShares MSCI EAFE Small-Cap ETF	27,050	3,374		(14,658)		15,766	1,016,907	27,819		91,341	221,835
iShares TIPS Bond ETF	11,036	3,355		(2,209)		12,182	1,389,723	14,406		(1,181)	6,149
Master Total Return Portfolio	$1,765,193	$219,644	(b)	$—		$1,984,837	1,984,837	84,567		(10,615)	87,110

							$49,520,559	$879,537		$2,881,286	$4,102,144

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value sold.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Year End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NIKKEI 225	5	03/08/18	$1,010	$8,090
S&P/TSX 60 Index	6	03/15/18	914	3,346
Russell 2000 E-Mini Index	12	03/16/18	922	7,316
2-Year U.S. Treasury Note	9	03/29/18	1,927	(1,979)

				16,773

Short Contracts
S&P 400 E-Mini Index	4	03/16/18	761	1,934
S&P 500 E-Mini Index	21	03/16/18	2,810	(23,366)
U.S. Ultra Bond	13	03/20/18	2,180	(6,044)

				(27,476)

				$(10,703)

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	29,000	USD	22,002	Goldman Sachs International	01/18/18	$625
AUD	71,000	USD	53,865	Goldman Sachs International	01/18/18	1,533
AUD	58,000	USD	44,278	Nomura International PLC	01/18/18	976
CAD	8,000	USD	6,288	Royal Bank of Canada	01/18/18	78
CAD	24,000	USD	18,760	State Street Bank and Trust Co.	01/18/18	339
CHF	4,000	USD	4,049	Royal Bank of Canada	01/18/18	60
CHF	48,000	USD	48,859	Standard Chartered Bank	01/18/18	447
EUR	2,000	USD	2,365	Deutsche Bank AG	01/18/18	37
EUR	17,000	USD	20,004	Goldman Sachs International	01/18/18	411
EUR	13,000	USD	15,385	Nomura International PLC	01/18/18	226
EUR	2,000	USD	2,375	Royal Bank of Canada	01/18/18	27
EUR	32,000	USD	37,806	Standard Chartered Bank	01/18/18	622
EUR	12,000	USD	14,160	State Street Bank and Trust Co.	01/18/18	251
EUR	5,000	USD	5,943	UBS AG	01/18/18	62
GBP	42,000	USD	56,566	Nomura International PLC	01/18/18	168
GBP	17,000	USD	22,476	Royal Bank of Canada	01/18/18	487
GBP	2,000	USD	2,691	UBS AG	01/18/18	11
ILS	22,000	USD	6,287	Citibank N.A.	01/18/18	39
JPY	956,000	USD	8,436	Barclays Bank PLC	01/18/18	54
JPY	1,188,000	USD	10,533	Goldman Sachs International	01/18/18	17
JPY	3,088,000	USD	27,338	Standard Chartered Bank	01/18/18	86
NZD	8,000	USD	5,491	Bank of America N.A.	01/18/18	178
SEK	27,000	USD	3,242	Citibank N.A.	01/18/18	53
SEK	51,000	USD	6,096	Deutsche Bank AG	01/18/18	126
SEK	151,000	USD	18,106	Goldman Sachs International	01/18/18	318
SEK	235,000	USD	28,205	Goldman Sachs International	01/18/18	468
SEK	29,000	USD	3,477	Standard Chartered Bank	01/18/18	61
SEK	15,000	USD	1,807	State Street Bank and Trust Co.	01/18/18	23
SGD	15,000	USD	11,137	Citibank N.A.	01/18/18	81
SGD	14,000	USD	10,329	Goldman Sachs International	01/18/18	142
SGD	143,000	USD	105,130	State Street Bank and Trust Co.	01/18/18	1,816
USD	4,071	GBP	3,000	Barclays Bank PLC	01/18/18	19
USD	26,014	HKD	203,000	Citibank N.A.	01/18/18	23
USD	58,307	HKD	455,000	State Street Bank and Trust Co.	01/18/18	51
USD	1,724	JPY	193,000	Citibank N.A.	01/18/18	10
USD	3,901	JPY	435,000	Citibank N.A.	01/18/18	38
USD	50,563	JPY	5,663,000	Citibank N.A.	01/18/18	271
USD	3,421	JPY	383,000	Goldman Sachs International	01/18/18	20
USD	12,082	JPY	1,358,000	Nomura International PLC	01/18/18	22
USD	15,162	NOK	124,000	Goldman Sachs International	01/18/18	53
USD	24,098	NOK	193,000	Standard Chartered Bank	01/18/18	581
CAD	943,705	USD	742,376	Nomura International PLC	03/21/18	9,159
EUR	125,000	USD	150,498	UBS AG	03/21/18	179
USD	192,751	JPY	21,569,724	State Street Bank and Trust Co.	03/22/18	567

						20,815

CAD	3,000	USD	2,387	Royal Bank of Canada	01/18/18	—
HKD	1,015,000	USD	130,286	Barclays Bank PLC	01/18/18	(331)
HKD	229,000	USD	29,356	Citibank N.A.	01/18/18	(36)
HKD	198,000	USD	25,410	Royal Bank of Canada	01/18/18	(60)
JPY	4,375,000	USD	38,897	Standard Chartered Bank	01/18/18	(44)
SEK	188,000	USD	22,983	Citibank N.A.	01/18/18	(45)
USD	5,369	AUD	7,000	Citibank N.A.	01/18/18	(93)
USD	26,144	AUD	34,000	Citibank N.A.	01/18/18	(385)
USD	49,102	AUD	64,000	Citibank N.A.	01/18/18	(834)
USD	1,544	AUD	2,000	Deutsche Bank AG	01/18/18	(17)
USD	30,586	AUD	40,000	Deutsche Bank AG	01/18/18	(624)
USD	3,845	AUD	5,000	Goldman Sachs International	01/18/18	(56)
USD	9,012	AUD	12,000	Goldman Sachs International	01/18/18	(351)
USD	24,143	AUD	31,000	Goldman Sachs International	01/18/18	(45)
USD	17,367	AUD	23,000	Nomura International PLC	01/18/18	(579)
USD	23,022	AUD	30,000	Royal Bank of Canada	01/18/18	(386)

58	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,829	AUD	5,000	State Street Bank and Trust Co.	01/18/18	$(72)
USD	6,261	CAD	8,000	Goldman Sachs International	01/18/18	(105)
USD	4,667	EUR	4,000	Citibank N.A.	01/18/18	(136)
USD	81,881	EUR	69,000	Citibank N.A.	01/18/18	(981)
USD	1,178	EUR	1,000	Nomura International PLC	01/18/18	(22)
USD	49,672	EUR	42,000	State Street Bank and Trust Co.	01/18/18	(766)
USD	23,934	EUR	20,000	UBS AG	01/18/18	(84)
USD	10,727	GBP	8,000	Barclays Bank PLC	01/18/18	(79)
USD	33,644	GBP	25,000	Goldman Sachs International	01/18/18	(125)
USD	8,045	GBP	6,000	Nomura International PLC	01/18/18	(59)
USD	5,328	GBP	4,000	State Street Bank and Trust Co.	01/18/18	(75)
USD	23,806	GBP	18,000	State Street Bank and Trust Co.	01/18/18	(508)
USD	30,577	GBP	23,000	State Street Bank and Trust Co.	01/18/18	(492)
USD	1,408	HKD	11,000	Standard Chartered Bank	01/18/18	—
USD	45,145	IDR	618,715,000	BNP Paribas S.A.	01/18/18	(397)
USD	104,253	JPY	11,799,000	Citibank N.A.	01/18/18	(532)
USD	4,122	NOK	34,000	Deutsche Bank AG	01/18/18	(21)
USD	3,397	NOK	28,000	Standard Chartered Bank	01/18/18	(15)
USD	1,476	SGD	2,000	Citibank N.A.	01/18/18	(20)
USD	5,981	SGD	8,000	Royal Bank of Canada	01/18/18	(2)
USD	1,478	SGD	2,000	State Street Bank and Trust Co.	01/18/18	(18)
CAD	75,000	USD	59,807	State Street Bank and Trust Co.	03/21/18	(80)
USD	277,584	EUR	233,779	State Street Bank and Trust Co.	03/21/18	(4,216)
USD	90,224	GBP	66,904	Barclays Bank PLC	03/21/18	(335)

						(13,026)

	Net unrealized appreciation					$7,789

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$20,686	$—	$—	$—	$20,686
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	20,815	—	—	20,815

	$—	$—	$20,686	$20,815	$—	$—	$41,501

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$23,366	$—	$8,023	$—	$31,389
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	13,026	—	—	13,026

	$—	$—	$23,366	$13,026	$8,023	$—	$44,415

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2035 Master Portfolio

For the Year ended December 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$821,555	$88,375	$18,265	$—	$928,195
Forward foreign currency exchange contracts	—	—	—	76,611	—	—	76,611
Swaps	—	—	(29,604)	—	—	—	(29,604)

Total	$—	$—	$791,951	$164,986	$18,265	$—	$975,202

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$90,875	$37,822	$(8,023)	$—	$120,674
Forward foreign currency exchange contracts	—	—	—	5,951	—	—	5,951

	$—	$—	$90,875	$43,773	$(8,023)	$—	$126,625

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,405,730
Average notional value of contracts — short	$6,217,085
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,450,115
Average amounts sold — in USD	$1,757,359
Total return swaps:
Average notional value	$154,709

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

The LifePath Dynamic Master Portfolio’s derivative assets and liabilities (by type) were as follows:

Derivative Financial Instruments — Offsetting as of Period End

	Assets	Liabilities
Futures contracts	$12,872	$13,441
Forward foreign currency exchange contracts	20,815	13,026

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$33,687	$26,467
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(12,872)	(13,441)

Total derivative assets and liabilities subject to an MNA	$20,815	$13,026

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$178	$—	$—	$—	$178
Barclays Bank PLC	73	(73)	—	—	—
Citibank N.A.	514	(514)	—	—	—
Deutsche Bank AG	163	(163)	—	—	—
Goldman Sachs International	3,587	(683)	—	—	2,904
Nomura International PLC	10,552	(661)	—	—	9,891
Royal Bank of Canada	652	(447)	—	—	205
Standard Chartered Bank	1,798	(59)	—	—	1,739
State Street Bank and Trust Co.	3,047	(3,047)	—	—	—
UBS AG	251	(84)	—	—	167

	$20,815	$(5,731)	$—	$—	$15,084

60	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2035 Master Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Barclays Bank PLC	$747	$(73)	$—	$—	$674
BNP Paribas S.A.	397	—	—	—	397
Citibank N.A.	3,060	(514)	—	—	2,546
Deutsche Bank AG	662	(163)	—	—	499
Goldman Sachs International	683	(683)	—	—	—
Nomura International PLC	661	(661)	—	—	—
Royal Bank of Canada	447	(447)	—	—	—
Standard Chartered Bank	59	(59)	—	—	—
State Street Bank and Trust Co.	6,226	(3,047)	—	—	3,179
UBS AG	84	(84)	—	—	—

	$13,026	$(5,731)	$—	$—	$7,295

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$11,803,405	$—	$—	$11,803,405
Fixed Income Fund	1,389,723	—	—	1,389,723
Short-Term Securities	562,815	—	—	562,815
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	190,387	129,685	—	320,072
Hotels, Restaurants & Leisure	115,144	—	—	115,144
Household Durables	56,911	—	—	56,911
IT Services	59,048	—	—	59,048
Internet Software & Services	—	29,274	—	29,274
Real Estate Investment Trusts (REITs)	3,168,542	622,899	—	3,791,441
Real Estate Management & Development	332,247	827,983	—	1,160,230

Subtotal	$17,678,222	$1,609,841	$—	$19,288,063

Investments Valued at NAV(a)				35,764,616

				$55,052,679

Derivative Financial Instruments(b)
Assets:
Equity contracts	$20,686	$—	$—	$20,686
Interest rate contracts	—	—	—	—
Forward foreign currency contracts	—	20,815	—	20,815
Liabilities:
Equity contracts	(23,366)	—	—	(23,366)
Interest rate contracts	(8,023)	—	—	(8,023)
Forward foreign currency contracts	—	(13,026)	—	(13,026)

	$(10,703)	$7,789	$—	$(2,914)

(a)	As of December 31, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments December 31, 2017	LifePath Dynamic 2045 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies) — 85.5%(f)

Equity Funds — 81.5%
Active Stock Master Portfolio	$16,134,275	$16,134,275
BlackRock Advantage Emerging Markets Fund(a)	238,517	2,645,156
BlackRock Commodity Strategies Fund	191,145	1,525,334
BlackRock Tactical Opportunities Fund	25,033	359,971
International Tilts Master Portfolio	$4,997,493	4,997,493
iShares Edge MSCI Multifactor Intl ETF	51,188	1,476,774
iShares Edge MSCI Multifactor USA ETF(b)	47,081	1,496,705
iShares MSCI EAFE Small-Cap ETF	17,529	1,130,620

		29,766,328
Fixed Income Funds — 2.3%
CoreAlpha Bond Master Portfolio	$709,709	709,709
iShares TIPS Bond ETF	1,086	123,891

		833,600
Short-Term Securities — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.53%(c)(d)	417,921	417,963
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.21%	200,781	200,781

		618,744

Total Affiliated Investment Companies (Cost — $26,992,533) — 85.5%		31,218,672

Common Stocks — 14.2%

Equity Real Estate Investment Trusts (REITs) — 0.6%
Great Portland Estates PLC	3,325	30,858
Ichigo Hotel REIT Investment Corp.	48	52,058
New South Resources Ltd.(a)(b)	76,745	91,731
PRS REIT PLC(a)	22,235	31,747

		206,394
Hotels, Restaurants & Leisure — 0.3%
Hilton Worldwide Holdings, Inc.	687	54,864
Mandarin Oriental International, Ltd.	26,700	53,934

		108,798
Household Durables — 0.1%
Glenveagh Properties PLC(a)(e)	37,998	53,798

Internet Software & Services — 0.1%
NEXTDC Ltd.(a)	5,925	27,677

IT Services — 0.1%
InterXion Holding NV(a)	947	55,807

Real Estate Investment Trusts (REITs) — 10.1%
Alexandria Real Estate Equities, Inc.	994	129,806
American Campus Communities, Inc.	1,006	41,276
American Tower Corp.	144	20,544
AvalonBay Communities, Inc.	924	164,851
Boston Properties, Inc.	1,116	145,113
Canadian Apartment Properties REIT	1,805	53,590
Capital & Regional PLC	47,973	37,891
DDR Corp.	4,681	41,942
Duke Realty Corp.	2,538	69,059
EPR Properties	1,372	89,811
Equity Residential	752	47,955
Essex Property Trust, Inc.	313	75,549
Extra Space Storage, Inc.(b)	1,256	109,837
Federal Realty Investment Trust	515	68,397
First Industrial Realty Trust, Inc.	2,158	67,912
Gecina SA	624	115,226
Goodman Group	9,897	64,850
Hammerson PLC	3,705	27,335
HCP, Inc.	3,728	97,226

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Healthcare Trust of America, Inc., Class A	1,617	$48,575
Highwoods Properties, Inc.	818	41,644
Host Hotels & Resorts, Inc.	6,805	135,079
Ichigo Office REIT Investment Corp.(b)	74	50,767
Intu Properties PLC	23,144	78,872
Invincible Investment Corp.	196	83,410
Invitation Homes, Inc.	4,115	96,991
Kenedix Office Investment Corp.	11	62,481
Kenedix Retail REIT Corp.	22	45,442
Kilroy Realty Corp.	559	41,729
Klepierre	1,335	58,679
Land Securities Group PLC	5,845	79,414
Liberty Property Trust	1,891	81,332
Link REIT	5,000	46,259
Macerich Co.	834	54,777
Mid-America Apartment Communities, Inc.	821	82,560
Prologis, Inc.	529	34,126
Public Storage	166	34,694
QTS Realty Trust, Inc., Class A	891	48,257
Regency Centers Corp.	1,192	82,463
RioCan Real Estate Investment Trust	1,562	30,271
Sabra Health Care REIT, Inc.	3,632	68,173
Scentre Group	24,778	80,825
Simon Property Group, Inc.	1,370	235,284
Spirit Realty Capital, Inc.	9,529	81,759
Sun Communities, Inc.	446	41,380
Vastned Retail NV	652	32,309
Ventas, Inc.	1,828	109,698
VEREIT, Inc.	12,237	95,326
Vornado Realty Trust(b)	533	41,670
Westfield Corp.	13,964	103,169

		3,675,585
Real Estate Management & Development — 2.9%
Aedas Homes SAU(a)(e)	1,539	56,505
Aroundtown SA	13,275	102,194
BUWOG AG	3,319	114,380
Capital & Counties Properties PLC(b)	3,480	15,004
CK Asset Holdings Ltd.	15,000	130,757
Entra ASA(e)	3,368	50,045
First Capital Realty, Inc.	2,865	47,226
Mega Manunggal Property Tbk PT(a)	870,200	36,692
Mitsui Fudosan Co. Ltd.	4,400	98,408
Sun Hung Kai Properties Ltd.	3,000	49,947
Takara Leben Co. Ltd.	20,300	89,568
Unizo Holdings Co., Ltd.	4,500	121,943
Vonovia SE	1,306	64,709
Wharf Holdings Ltd.	4,000	13,794
Wharf Real Estate Investment Co., Ltd.(b)	8,000	53,246
Yanlord Land Group Ltd.	21,900	26,480

		1,070,898

Total Common Stocks (Cost — $4,927,617) — 14.2%		5,198,957

Total Investments (Cost — $31,920,150) — 99.7%		36,417,629
Other Assets Less Liabilities — 0.3%		101,007

Net Assets — 100.0%		$36,518,636

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

62	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2045 Master Portfolio

(f)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/16	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$12,631,821	$3,502,454	(b)	$—		$16,134,275	$16,134,275	$221,152		$1,252,945	$621,815
BlackRock Advantage Emerging Markets	—	259,047		(20,530)		238,517	2,645,156	—		616	284,973
BlackRock Cash Funds: Institutional, SL Agency Shares	—	417,921	(b)	—		417,921	417,963	2,566	(c)	(12)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,271,765	—		(4,070,984	)(d)	200,781	200,781	15,450		—	—
BlackRock Commodity Strategies Fund	217,287	54,035		(80,177)		191,145	1,525,334	9,814		101,570	223,170
BlackRock Tactical Opportunities Fund	26,192	2,741		(3,900)		25,033	359,971	3,222		(312)	24,254
CoreAlpha Bond Master Portfolio	$626,646	$83,063	(b)	$—		$709,709	709,709	17,429		11,881	(13,628)
International Tilts Master Portfolio	$5,180,644	$—		$(183,151	)(d)	$4,997,493	4,997,493	126,470		556,961	1,083,972
iShares Core S&P 500 ETF	2,508	276		(2,784)		—	—	—		28,665	11,949
iShares Edge MSCI Multifactor Intl ETF	59,532	6,612		(14,956)		51,188	1,476,774	59,139		8,524	270,033
iShares Edge MSCI Multifactor USA ETF	128,858	2,234		(84,011)		47,081	1,496,705	38,158		12,646	211,264
iShares MSCI EAFE Small-Cap ETF	21,690	7,859		(12,020)		17,529	1,130,620	20,702		52,311	260,259
iShares TIPS Bond ETF	772	1,071		(757)		1,086	123,891	1,514		323	703

							$31,218,672	$515,616		$2,026,118	$2,978,764

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value sold.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)		Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NIKKEI 225	4	03/08/18	$	808	$6,580
S&P/TSX 60 Index	4	03/15/18		609	2,230
Russell 2000 E-Mini Index	5	03/16/18		384	3,049

					11,859

Short Contracts
S&P 400 E-Mini Index	2	03/16/18		380	(376)
S&P 500 E-Mini Index	9	03/16/18		1,204	(2,399)

					(2,775)

					$9,084

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	24,000	USD	18,208	Goldman Sachs International	01/18/18	$518
AUD	66,000	USD	50,071	Goldman Sachs International	01/18/18	1,425
AUD	53,000	USD	40,461	Nomura International PLC	01/18/18	892
CAD	6,000	USD	4,716	Royal Bank of Canada	01/18/18	59
CAD	22,000	USD	17,196	State Street Bank and Trust Co.	01/18/18	311
CHF	2,000	USD	2,024	Royal Bank of Canada	01/18/18	30
CHF	46,000	USD	46,823	Standard Chartered Bank	01/18/18	429
EUR	16,000	USD	18,827	Goldman Sachs International	01/18/18	387
EUR	2,000	USD	2,365	Nomura International PLC	01/18/18	37
EUR	12,000	USD	14,202	Nomura International PLC	01/18/18	209
EUR	29,000	USD	34,262	Standard Chartered Bank	01/18/18	564
EUR	11,000	USD	12,980	State Street Bank and Trust Co.	01/18/18	230
EUR	5,000	USD	5,943	UBS AG	01/18/18	62
GBP	39,000	USD	52,525	Nomura International PLC	01/18/18	156
GBP	16,000	USD	21,154	Royal Bank of Canada	01/18/18	458
GBP	3,000	USD	4,036	UBS AG	01/18/18	16
HKD	213,000	USD	27,266	UBS AG	01/18/18	6
ILS	20,000	USD	5,716	Citibank N.A.	01/18/18	35
JPY	940,000	USD	8,295	Barclays Bank PLC	01/18/18	53
JPY	3,088,000	USD	27,338	Standard Chartered Bank	01/18/18	86
NZD	6,000	USD	4,118	Bank of America N.A.	01/18/18	133
SEK	25,000	USD	3,001	Citibank N.A.	01/18/18	49
SEK	44,000	USD	5,260	Deutsche Bank AG	01/18/18	109
SEK	140,000	USD	16,787	Goldman Sachs International	01/18/18	295
SEK	217,000	USD	26,044	Goldman Sachs International	01/18/18	432
SEK	21,000	USD	2,518	Standard Chartered Bank	01/18/18	44
SEK	14,000	USD	1,687	State Street Bank and Trust Co.	01/18/18	21
SGD	14,000	USD	10,395	Citibank N.A.	01/18/18	75
SGD	15,000	USD	11,066	Goldman Sachs International	01/18/18	152
SGD	129,000	USD	94,837	State Street Bank and Trust Co.	01/18/18	1,639
USD	7,027	AUD	9,000	Citibank N.A.	01/18/18	5
USD	2,714	GBP	2,000	Barclays Bank PLC	01/18/18	12
USD	37,035	HKD	289,000	Citibank N.A.	01/18/18	33
USD	47,543	HKD	371,000	State Street Bank and Trust Co.	01/18/18	42
USD	1,724	JPY	193,000	Citibank N.A.	01/18/18	10
USD	3,470	JPY	387,000	Citibank N.A.	01/18/18	33
USD	45,679	JPY	5,116,000	Citibank N.A.	01/18/18	245
USD	2,984	JPY	334,000	Goldman Sachs International	01/18/18	17
USD	11,192	JPY	1,258,000	Nomura International PLC	01/18/18	20
USD	14,062	NOK	115,000	Goldman Sachs International	01/18/18	49
USD	23,723	NOK	190,000	Standard Chartered Bank	01/18/18	572
CAD	711,941	USD	560,056	Nomura International PLC	03/21/18	6,909
EUR	110,000	USD	132,491	State Street Bank and Trust Co.	03/21/18	105
USD	130,885	JPY	14,646,773	State Street Bank and Trust Co.	03/22/18	385

						17,349

CAD	1,000	USD	796	Royal Bank of Canada	01/18/18	—
HKD	982,000	USD	126,050	Barclays Bank PLC	01/18/18	(320)
HKD	166,000	USD	21,280	Citibank N.A.	01/18/18	(26)
HKD	199,000	USD	25,539	Royal Bank of Canada	01/18/18	(60)
IDR	153,477,000	USD	11,310	Deutsche Bank AG	01/18/18	(13)
JPY	3,766,000	USD	33,483	Standard Chartered Bank	01/18/18	(38)
SEK	180,000	USD	22,005	Citibank N.A.	01/18/18	(43)
USD	5,369	AUD	7,000	Citibank N.A.	01/18/18	(93)
USD	23,068	AUD	30,000	Citibank N.A.	01/18/18	(339)
USD	44,499	AUD	58,000	Citibank N.A.	01/18/18	(756)
USD	1,544	AUD	2,000	Deutsche Bank AG	01/18/18	(17)
USD	28,292	AUD	37,000	Deutsche Bank AG	01/18/18	(577)
USD	3,076	AUD	4,000	Goldman Sachs International	01/18/18	(45)
USD	8,261	AUD	11,000	Goldman Sachs International	01/18/18	(322)
USD	14,019	AUD	18,000	Goldman Sachs International	01/18/18	(26)
USD	15,857	AUD	21,000	Nomura International PLC	01/18/18	(529)

64	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	21,487	AUD	28,000	Royal Bank of Canada	01/18/18	$(360)
USD	3,063	AUD	4,000	State Street Bank and Trust Co.	01/18/18	(58)
USD	4,696	CAD	6,000	Goldman Sachs International	01/18/18	(79)
USD	4,667	EUR	4,000	Citibank N.A.	01/18/18	(136)
USD	74,761	EUR	63,000	Citibank N.A.	01/18/18	(895)
USD	2,341	EUR	2,000	State Street Bank and Trust Co.	01/18/18	(61)
USD	43,759	EUR	37,000	State Street Bank and Trust Co.	01/18/18	(674)
USD	7,181	EUR	6,000	UBS AG	01/18/18	(24)
USD	14,361	EUR	12,000	UBS AG	01/18/18	(50)
USD	10,727	GBP	8,000	Barclays Bank PLC	01/18/18	(79)
USD	30,953	GBP	23,000	Goldman Sachs International	01/18/18	(115)
USD	8,045	GBP	6,000	Nomura International PLC	01/18/18	(59)
USD	5,328	GBP	4,000	State Street Bank and Trust Co.	01/18/18	(75)
USD	21,159	GBP	16,000	State Street Bank and Trust Co.	01/18/18	(454)
USD	29,247	GBP	22,000	State Street Bank and Trust Co.	01/18/18	(470)
USD	51,334	IDR	703,530,000	BNP Paribas S.A.	01/18/18	(452)
USD	95,956	JPY	10,860,000	Citibank N.A.	01/18/18	(489)
USD	2,279	JPY	257,000	Goldman Sachs International	01/18/18	(4)
USD	4,365	NOK	36,000	Deutsche Bank AG	01/18/18	(22)
USD	2,548	NOK	21,000	Standard Chartered Bank	01/18/18	(11)
USD	738	SGD	1,000	Citibank N.A.	01/18/18	(10)
USD	2,243	SGD	3,000	Deutsche Bank AG	01/18/18	(1)
USD	2,217	SGD	3,000	State Street Bank and Trust Co.	01/18/18	(27)
CAD	85,000	USD	67,781	State Street Bank and Trust Co.	03/21/18	(90)
USD	72,258	EUR	60,855	State Street Bank and Trust Co.	03/21/18	(1,097)
USD	43,664	GBP	32,378	Barclays Bank PLC	03/21/18	(163)
JPY	4,000,000	USD	35,673	State Street Bank and Trust Co.	03/22/18	(35)

						(9,194)

	Net Unrealized Appreciation					$8,155

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$11,859	$—	$—	$—	$11,859
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	17,349	—	—	17,349

	$—	$—	$11,859	$17,349	$—	$—	$29,208

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$2,775	$—	$—	$—	$2,775
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	9,194	—	—	9,194

	$—	$—	$2,775	$9,194	$—	$—	$11,969

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2045 Master Portfolio

For the Year ended December 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$660,432	$52,802	$—	$—	$713,234
Forward foreign currency exchange contracts	—	—	—	66,165	—	—	66,165
Swaps	—	—	(26,092)	—	—	—	(26,092)

	$—	$—	$634,340	$118,967	$—	$—	$753,307

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$78,248	$25,376	$—	$—	$103,624
Forward foreign currency exchange contracts	—	—	—	6,507	—	—	6,507

	$—	$—	$78,248	$31,883	$—	$—	$110,131

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,676,577
Average notional value of contracts — short	$1,629,503
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,162,064
Average amounts sold — in USD	$1,534,899
Total return swaps:
Average notional value	$137,732

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

The LifePath Dynamic Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$6,811	$4,325
Forward foreign currency exchange contracts	17,349	9,194

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$24,160	$13,519
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(6,811)	(4,325)

Total derivative assets and liabilities subject to an MNA	$17,349	$9,194

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$133	$—	$—	$—	$133
Barclays Bank PLC	66	(66)	—	—	—
Citibank N.A.	485	(485)	—	—	—
Deutsche Bank AG	109	(109)	—	—	—
Goldman Sachs International	3,275	(591)	—	—	2,684
Nomura International PLC	8,224	(588)	—	—	7,636
Royal Bank of Canada	547	(420)	—	—	127
Standard Chartered Bank	1,695	(49)	—	—	1,646
State Street Bank and Trust Co.	2,731	(2,731)	—	—	—
UBS AG	84	(74)	—	—	10

	$17,349	$(5,113)	$—	$—	$12,236

66	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2045 Master Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Barclays Bank PLC	$563	$(66)	$—	$—	$497
BNP Paribas S.A.	452	—	—	—	452
Citibank N.A.	2,787	(485)	—	—	2,302
Deutsche Bank AG	630	(109)	—	—	521
Goldman Sachs International	591	(591)	—	—	—
Nomura International PLC	588	(588)	—	—	—
Royal Bank of Canada	420	(420)	—	—	—
Standard Chartered Bank	49	(49)	—	—	—
State Street Bank and Trust Co.	3,040	(2,731)	—	—	309
UBS AG	74	(74)	—	—	—

	$9,194	$(5,113)	$—	$—	$4,081

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$8,634,560	$—	$—	$8,634,560
Fixed Income Fund	123,891	—	—	123,891
Short-Term Securities	618,744	—	—	618,744
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	83,805	122,589	—	206,394
Hotels, Restaurants & Leisure	108,798	—	—	108,798
Household Durables	53,798	—	—	53,798
IT Services	55,807	—	—	55,807
Internet Software & Services	—	27,677	—	27,677
Real Estate Investment Trusts (REITs)	3,090,740	584,845	—	3,675,585
Real Estate Management & Development	309,216	761,682	—	1,070,898

Subtotal	$13,079,359	$1,496,793	$—	$14,576,152

Investments Valued at NAV(a)				21,841,477

				$36,417,629

Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$17,349	$—	$17,349
Equity contracts	11,859	—	—	11,859
Liabilities:
Forward foreign currency contracts	—	(9,194)	—	(9,194)
Equity contracts	(2,775)	—	—	(2,775)

	$9,084	$8,155	$—	$17,239

(a)	As of December 31, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	67

Schedule of Investments December 31, 2017	LifePath Dynamic 2055 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies — 85.1%(f)

Equity Funds — 82.5%
Active Stock Master Portfolio	$8,304,880	$8,304,880
BlackRock Advantage Emerging Markets Fund(a)	132,177	1,465,839
BlackRock Commodity Strategies Fund	104,226	831,727
International Tilts Master Portfolio	$2,546,884	2,546,884
iShares Edge MSCI Multifactor Intl ETF	30,831	889,474
iShares Edge MSCI Multifactor USA ETF	36,550	1,161,925
iShares MSCI EAFE Small-Cap ETF	11,374	733,623
iShares Russell 2000 ETF(b)	196	29,882

		15,964,234
Fixed Income Fund — 1.1%
CoreAlpha Bond Master Portfolio	$209,049	209,049

Short-Term Securities — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.53%(c)(d)	199,849	199,868
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.21%(d)	95,383	95,383

		295,251
Total Affiliated Investment Companies (Cost — $14,255,099) — 85.1%		16,468,534

Common Stocks — 15.1%

Equity Real Estate Investment Trusts (REITs) — 0.6%
Great Portland Estates PLC	1,857	17,234
Ichigo Hotel REIT Investment Corp.	27	29,282
New South Resources Ltd.(a)	42,863	51,233
PRS REIT PLC(a)	12,419	17,732

		115,481
Hotels, Restaurants & Leisure — 0.3%
Hilton Worldwide Holdings, Inc.	383	30,586
Mandarin Oriental International, Ltd.	14,900	30,098

		60,684
Household Durables — 0.2%
Glenveagh Properties PLC(a)(e)	21,223	30,048

Internet Software & Services — 0.1%
NEXTDC Ltd. (a)	3,309	15,457

IT Services — 0.2%
InterXion Holding NV (a)	529	31,174

Real Estate Investment Trusts (REITs) — 10.6%
Alexandria Real Estate Equities, Inc.	555	72,477
American Campus Communities, Inc.	558	22,895
American Tower Corp.	81	11,556
AvalonBay Communities, Inc.	516	92,060
Boston Properties, Inc.	626	81,399
Canadian Apartment Properties REIT	1,006	29,868
Capital & Regional PLC	26,794	21,163
DDR Corp.	2,614	23,421
Duke Realty Corp.	1,417	38,557
EPR Properties	767	50,208
Equity Residential	420	26,783
Essex Property Trust, Inc.	175	42,240
Extra Space Storage, Inc.	702	61,390
Federal Realty Investment Trust	288	38,249
First Industrial Realty Trust, Inc.	1,218	38,330
Gecina SA	348	64,261
Goodman Group	5,528	36,222
Hammerson PLC	2,069	15,265
HCP, Inc.	2,082	54,299

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Healthcare Trust of America, Inc., Class A	$901	$27,066
Highwoods Properties, Inc.	456	23,215
Host Hotels & Resorts, Inc.	3,801	75,450
Ichigo Office REIT Investment Corp.	41	28,128
Intu Properties PLC	12,927	44,054
Invincible Investment Corp.	110	46,812
Invitation Homes, Inc.	2,298	54,164
Kenedix Office Investment Corp.	6	34,080
Kenedix Retail REIT Corp.	12	24,786
Kilroy Realty Corp.	311	23,216
Klepierre	746	32,790
Land Securities Group PLC	3,265	44,361
Liberty Property Trust	1,065	45,806
Link REIT	3,000	27,755
Macerich Co.	466	30,607
Mid-America Apartment Communities, Inc.	458	46,057
Prologis, Inc.	295	19,030
Public Storage	92	19,228
QTS Realty Trust, Inc., Class A	498	26,972
Regency Centers Corp.	666	46,074
RioCan Real Estate Investment Trust	870	16,860
Sabra Health Care REIT, Inc.	2,051	38,497
Scentre Group	13,839	45,142
Simon Property Group, Inc.	765	131,381
Spirit Realty Capital, Inc.	5,322	45,663
Sun Communities, Inc.	249	23,102
Vastned Retail NV	363	17,988
Ventas, Inc.	1,026	61,570
VEREIT, Inc.	6,883	53,619
Vornado Realty Trust	297	23,219
Westfield Corp.	7,780	57,480

		2,054,815
Real Estate Management & Development — 3.1%
Aedas Homes SAU(a)(e)	860	31,575
Aroundtown SA	7,410	57,044
BUWOG AG	1,854	63,893
Capital & Counties Properties PLC	1,944	8,382
CK Asset Holdings Ltd.	8,500	74,096
Entra ASA(e)	1,877	27,890
First Capital Realty, Inc.	1,596	26,308
Mega Manunggal Property Tbk PT(a)	464,700	19,594
Mitsui Fudosan Co. Ltd.	2,400	53,677
Sun Hung Kai Properties Ltd.	2,000	33,298
Takara Leben Co., Ltd.	11,300	49,858
Unizo Holdings Co., Ltd.	2,500	67,746
Vonovia SE	728	36,070
Wharf Holdings Ltd.	2,000	6,897
Wharf Real Estate Investment Co., Ltd.(a)	5,000	33,279
Yanlord Land Group Ltd.	12,200	14,752

		604,359

Total Common Stocks (Cost — $2,758,210) — 15.1%		2,912,018

Total Investments (Cost — $17,013,309) — 100.2%		19,380,552
Liabilities in Excess of Other Assets — (0.2)%		(33,328)

Net Assets — 100.0%		$19,347,224

(a)	Non-income producing security.

(b) Security, or a portion of the security, is on loan.

(c) All or a portion of security was purchased with the cash collateral from loaned securities.

68	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2055 Master Portfolio

(d) Annualized 7-day yield as of period end.

(e) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f) During the year ended December 31, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/16	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$6,834,913	$1,469,967	(b)	$—		$8,304,880	$8,304,880	$111,708		$686,461	$312,464
BlackRock Advantage Emerging Markets	—	132,177		—		132,177	1,465,839	—		—	158,140
BlackRock Cash Funds: Institutional, SL Agency Shares	—	199,849	(b)	—		199,849	199,868	2,078	(c)	(251)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,459,631	—		(2,364,248	)(d)	95,383	95,383	8,666		—	—
BlackRock Commodity Strategies Fund	117,167	24,396		(37,337)		104,226	831,727	5,351		(39,107)	103,552
CoreAlpha Bond Master Portfolio	$183,812	$25,237	(b)	—		$209,049	209,049	4,904		92	6,055
International Tilts Master Portfolio	$2,771,226	$—		$(224,342	)(d)	$2,546,884	2,546,884	59,911		284,933	487,027
iShares Core S&P 500 ETF	1,685	—		(1,685)		—	—	—		17,686	8,027
iShares Edge MSCI Multifactor Intl ETF	33,798	10,528		(13,495)		30,831	889,474	35,087		6,775	172,972
iShares Edge MSCI Multifactor USA ETF	69,896	5,746		(39,092)		36,550	1,161,925	19,830		61,571	171,157
iShares MSCI EAFE Small-Cap ETF	11,642	8,502		(8,770)		11,374	733,623	12,225		3,791	144,904
iShares Russell 2000 ETF	—	196		—		196	29,882	182		10,491	679

							$16,468,534	$259,942		$1,032,442	$1,564,977

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value sold.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NIKKEI 225 (OSE)	2	03/08/18	$404	$3,378
S&P/TSX 60 Index	2	03/15/18	305	1,115
Russell 2000 E-Mini Index	2	03/16/18	154	1,221

				5,714

Short Contracts
S&P 500 E-Mini Index	5	03/16/18	669	495

				$6,209

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	15,000	USD	11,380	Goldman Sachs International	01/18/18	$324
AUD	36,000	USD	27,312	Goldman Sachs International	01/18/18	777
AUD	29,000	USD	22,139	Nomura International PLC	01/18/18	488
AUD	3,000	USD	2,290	Royal Bank of Canada	01/18/18	50
CAD	5,000	USD	3,930	Royal Bank of Canada	01/18/18	49
CAD	12,000	USD	9,380	State Street Bank and Trust Co.	01/18/18	169
CHF	3,000	USD	3,037	Royal Bank of Canada	01/18/18	45
CHF	24,000	USD	24,430	Standard Chartered Bank	01/18/18	224
EUR	1,000	USD	1,182	Deutsche Bank AG	01/18/18	19
EUR	9,000	USD	10,590	Goldman Sachs International	01/18/18	218
EUR	7,000	USD	8,284	Nomura International PLC	01/18/18	122
EUR	19,000	USD	22,448	Standard Chartered Bank	01/18/18	369
EUR	6,000	USD	7,080	State Street Bank and Trust Co.	01/18/18	126
EUR	2,000	USD	2,377	UBS AG	01/18/18	25
GBP	21,000	USD	28,283	Nomura International PLC	01/18/18	84
GBP	10,000	USD	13,221	Royal Bank of Canada	01/18/18	287
GBP	2,000	USD	2,691	UBS AG	01/18/18	11
HKD	40,000	USD	5,120	UBS AG	01/18/18	1
ILS	11,000	USD	3,144	Citibank N.A.	01/18/18	19
JPY	598,000	USD	5,277	Barclays Bank PLC	01/18/18	34
JPY	430,000	USD	3,813	Goldman Sachs International	01/18/18	6
JPY	1,223,000	USD	10,827	Standard Chartered Bank	01/18/18	34
NZD	3,000	USD	2,059	Bank of America N.A.	01/18/18	67
SEK	14,000	USD	1,681	Citibank N.A.	01/18/18	27
SEK	26,000	USD	3,108	Deutsche Bank AG	01/18/18	64
SEK	77,000	USD	9,233	Goldman Sachs International	01/18/18	162
SEK	119,000	USD	14,282	Goldman Sachs International	01/18/18	237
SEK	7,000	USD	843	State Street Bank and Trust Co.	01/18/18	11
SGD	7,000	USD	5,197	Citibank N.A.	01/18/18	38
SGD	9,000	USD	6,640	Goldman Sachs International	01/18/18	91
SGD	72,000	USD	52,932	State Street Bank and Trust Co.	01/18/18	915
USD	4,685	AUD	6,000	Citibank N.A.	01/18/18	3
USD	1,357	GBP	1,000	Barclays Bank PLC	01/18/18	6
USD	12,174	HKD	95,000	Citibank N.A.	01/18/18	11
USD	30,499	HKD	238,000	State Street Bank and Trust Co.	01/18/18	27
USD	858	JPY	96,000	Citibank N.A.	01/18/18	5
USD	1,740	JPY	194,000	Citibank N.A.	01/18/18	17
USD	30,456	JPY	3,411,000	Citibank N.A.	01/18/18	163
USD	1,715	JPY	192,000	Goldman Sachs International	01/18/18	10
USD	6,264	JPY	704,000	Nomura International PLC	01/18/18	11
USD	7,703	NOK	63,000	Goldman Sachs International	01/18/18	27
USD	13,984	NOK	112,000	Standard Chartered Bank	01/18/18	337
USD	748	SGD	1,000	Royal Bank of Canada	01/18/18	—
CAD	354,962	USD	279,246	Nomura International PLC	03/21/18	3,434
USD	64,310	JPY	7,196,674	State Street Bank and Trust Co.	03/22/18	188

						9,332

HKD	502,000	USD	64,437	Barclays Bank PLC	01/18/18	(164)
HKD	107,000	USD	13,716	Citibank N.A.	01/18/18	(17)
HKD	100,000	USD	12,834	Royal Bank of Canada	01/18/18	(30)
IDR	55,369,000	USD	4,080	Deutsche Bank AG	01/18/18	(5)
JPY	2,582,000	USD	22,956	Standard Chartered Bank	01/18/18	(26)
SEK	114,000	USD	13,937	Citibank N.A.	01/18/18	(27)
USD	2,301	AUD	3,000	Citibank N.A.	01/18/18	(40)
USD	13,841	AUD	18,000	Citibank N.A.	01/18/18	(204)
USD	24,551	AUD	32,000	Citibank N.A.	01/18/18	(417)
USD	772	AUD	1,000	Deutsche Bank AG	01/18/18	(8)
USD	16,056	AUD	21,000	Deutsche Bank AG	01/18/18	(330)
USD	2,307	AUD	3,000	Goldman Sachs International	01/18/18	(34)
USD	4,506	AUD	6,000	Goldman Sachs International	01/18/18	(176)
USD	7,788	AUD	10,000	Goldman Sachs International	01/18/18	(14)
USD	10,571	AUD	14,000	Nomura International PLC	01/18/18	(352)

70	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,511	AUD	15,000	Royal Bank of Canada	01/18/18	$(193)
USD	2,297	AUD	3,000	State Street Bank and Trust Co.	01/18/18	(43)
USD	3,913	CAD	5,000	Goldman Sachs International	01/18/18	(66)
USD	2,334	EUR	2,000	Citibank N.A.	01/18/18	(68)
USD	41,534	EUR	35,000	Citibank N.A.	01/18/18	(497)
USD	29,567	EUR	25,000	State Street Bank and Trust Co.	01/18/18	(456)
USD	4,787	EUR	4,000	UBS AG	01/18/18	(16)
USD	7,180	EUR	6,000	UBS AG	01/18/18	(25)
USD	5,364	GBP	4,000	Barclays Bank PLC	01/18/18	(40)
USD	4,023	GBP	3,000	Nomura International PLC	01/18/18	(30)
USD	17,495	GBP	13,000	Nomura International PLC	01/18/18	(65)
USD	2,664	GBP	2,000	State Street Bank and Trust Co.	01/18/18	(37)
USD	14,548	GBP	11,000	State Street Bank and Trust Co.	01/18/18	(310)
USD	15,953	GBP	12,000	State Street Bank and Trust Co.	01/18/18	(257)
USD	24,984	IDR	342,411,000	BNP Paribas S.A.	01/18/18	(220)
USD	51,265	JPY	5,802,000	Citibank N.A.	01/18/18	(261)
USD	1,455	NOK	12,000	Deutsche Bank AG	01/18/18	(7)
USD	1,820	NOK	15,000	Standard Chartered Bank	01/18/18	(8)
USD	738	SGD	1,000	Citibank N.A.	01/18/18	(10)
USD	1,478	SGD	2,000	State Street Bank and Trust Co.	01/18/18	(18)
USD	41,141	EUR	34,647	State Street Bank and Trust Co.	03/21/18	(623)
USD	25,112	GBP	18,621	Barclays Bank PLC	03/21/18	(95)

						(5,189)

	Net Unrealized Appreciation					$4,143

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$6,209	$—	$—	$—	$6,209
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	9,332	—	—	9,332

	$—	$—	$6,209	$9,332	$—	$—	$15,541

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$5,189	$—	$—	$5,189

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2055 Master Portfolio

For the Year ended December 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$318,523	$25,595	$—	$—	$344,118
Forward foreign currency exchange contracts	—	—	—	31,143	—	—	31,143
Swaps	—	—	(13,046)	—	—	—	(13,046)

	$—	$—	$305,477	$56,738	$—	$—	$362,215

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$43,588	$14,244	$—	$—	$57,832
Forward foreign currency exchange contracts	—	—	—	3,079	—	—	3,079

	$—	$—	$43,588	$17,323	$—	$—	$60,911

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,025,235
Average notional value of contracts — short	$721,761
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$652,807
Average amounts sold — in USD	$792,255
Total return swaps:
Average notional value	$68,866

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

The LifePath Dynamic Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$2,489	$2,247
Forward foreign currency exchange contracts	9,332	5,189

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$11,821	$7,436
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(2,489)	(2,247)

Total derivative assets and liabilities subject to an MNA	$9,332	$5,189

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$66	$—	$—	$—	$66
Barclays Bank PLC	40	(40)	—	—	—
Citibank N.A.	283	(283)	—	—	—
Deutsche Bank AG	83	(83)	—	—	—
Goldman Sachs International	1,852	(289)	—	—	1,563
Nomura International PLC	4,139	(447)	—	—	3,692
Royal Bank of Canada	431	(223)	—	—	208
Standard Chartered Bank	965	(34)	—	—	931
State Street Bank and Trust Co.	1,435	(1,435)	—	—	—
UBS AG	38	(38)	—	—	—

	$9,332	$(2,872)	$—	$—	$6,460

72	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	LifePath Dynamic 2055 Master Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Barclays Bank PLC	$297	$(40)	$—	$—	$257
BNP Paribas S.A.	220	—	—	—	220
Citibank N.A.	1,541	(283)	—	—	1,258
Deutsche Bank AG	350	(83)	—	—	267
Goldman Sachs International	289	(289)	—	—	—
Nomura International PLC	447	(447)	—	—	—
Royal Bank of Canada	223	(223)	—	—	—
Standard Chartered Bank	34	(34)	—	—	—
State Street Bank and Trust Co.	1,746	(1,435)	—	—	311
UBS AG	42	(38)	—	—	4

	$5,189	$(2,872)	$—	$—	$2,317

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$5,112,470	$—	$—	$5,112,470
Short-Term Securities	295,251	—	—	295,251
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	47,014	68,467	—	115,481
Hotels, Restaurants & Leisure	60,684	—	—	60,684
Household Durables	30,048	—	—	30,048
IT Services	31,174	—	—	31,174
Internet Software & Services	—	15,457	—	15,457
Real Estate Investment Trusts (REITs)	1,726,960	327,855	—	2,054,815
Real Estate Management & Development	176,096	428,263	—	604,359

Subtotal	$7,479,697	$840,042	$—	$8,319,739

Investments Valued at NAV(a)				11,060,813

				$19,380,552

Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$9,332	$—	$9,332
Equity contracts	6,209	—	—	6,209
Liabilities:
Forward foreign currency contracts	—	(5,189)	—	(5,189)

	$6,209	$4,143	$—	$10,352

(a)	As of December 31, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	73

Statements of Assets and Liabilities

December 31, 2017

	LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio

ASSETS
Investments at value — unaffiliated(a)	$3,085,291	$5,532,120	$5,198,957	$2,912,018
Investments at value — affiliated(b)(c)	62,662,520	49,520,559	31,218,672	16,468,534
Cash	19,839	—	—	—
Cash pledged:
Cash pledged for futures contracts	216,000	205,000	98,000	52,000
Foreign currency at value(d)	429,319	233,918	110,628	96,861
Receivables:
Investments sold	5,506	258,601	8,951	4,662
Contributions from investors	212,005	265,228	472,870	87,706
Dividends — unaffiliated	14,285	24,995	23,082	12,878
Dividends — affiliated	2,680	1,018	1,206	483
Investment adviser	—	—	—	15,047
Variation margin on futures contracts	14,974	12,872	6,811	2,489
From the Manager	13,309	13,600	—	—
Securities lending income — affiliated	131	201	185	199
Unrealized appreciation on forward foreign currency exchange contracts	14,843	20,815	17,349	9,332
Prepaid expenses	—	—	15,874	—

Total assets	66,690,702	56,088,927	37,172,585	19,662,209

LIABILITIES
Cash collateral on securities loaned at value	212,536	248,969	418,025	200,000
Bank overdraft	—	104,442	73,310	63,629
Payables:
Investments purchased	760,274	193,459	130,565	26,954
Variation margin on futures contracts	29,107	13,441	4,325	2,247
Professional fees	15,400	15,396	15,342	15,309
Independent Trustees’ fees	1,856	1,824	1,733	1,657
Investment advisory fees	—	—	1,455	—
Unrealized depreciation on forward foreign currency exchange contracts	9,263	13,026	9,194	5,189

Total liabilities	1,028,436	590,557	653,949	314,985

NET ASSETS	$65,662,266	$55,498,370	$36,518,636	$19,347,224

NET ASSETS CONSIST OF
Investors’ capital	$60,655,989	$49,561,641	$32,002,774	$16,968,959
Net unrealized appreciation (depreciation)	5,006,277	5,936,729	4,515,862	2,378,265

NET ASSETS	$65,662,266	$55,498,370	$36,518,636	$19,347,224

(a) Investments at cost — unaffiliated	$2,921,372	$5,254,038	$4,927,617	$2,758,210
(b) Investments at cost — affiliated	$57,845,231	$43,860,475	$26,992,533	$14,255,099
(c) Securities loaned at value	$204,239	$237,747	$401,950	$192,370
(d) Foreign currency at cost	$426,256	$232,965	$109,925	$96,408

See notes to financial statements.

74	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

Year Ended December 31, 2017

	LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$222,399	$193,003	$147,999	$81,341
Dividends — unaffiliated	113,128	200,603	181,306	96,615
Securities lending — affiliated — net	2,547	1,904	1,618	1,575
Other income — affiliated	665	1,110	948	503
Foreign taxes withheld	(6,060)	(10,776)	(9,727)	(5,244)
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	484,443	533,847	376,110	185,416
Interest — affiliated	559,434	222,229	34,633	13,461
Expenses	(128,635)	(117,847)	(76,922)	(38,092)
Fees waived	41,590	45,291	31,230	15,738

Total investment income	1,289,511	1,069,364	687,195	351,313

EXPENSES
Investment advisory	214,639	184,850	119,091	60,893
Independent Trustees	8,469	8,341	7,973	7,667
Professional	16,707	16,708	16,624	16,563

Total expenses	239,815	209,899	143,688	85,123
Less fees waived and/or reimbursed by the Manager	(210,968)	(184,964)	(128,101)	(77,282)

Total expenses after fees waived and/or reimbursed	28,847	24,935	15,587	7,841

Net investment income	1,260,664	1,044,429	671,608	343,472

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	115,956	204,861	167,552	78,738
Investments — affiliated	231,000	243,217	204,331	60,956
Futures contracts	1,052,595	928,195	713,234	344,118
Forward foreign currency exchange contracts	62,077	76,611	66,165	31,143
Foreign currency transactions	20,201	21,283	13,445	8,734
Swaps	(23,081)	(29,604)	(26,092)	(13,046)
Allocation from the applicable Underlying Master Portfolios from investments, futures contracts and foreign currency transactions(a)	2,399,525	2,638,069	1,821,787	971,486

	3,858,273	4,082,632	2,960,422	1,482,129

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	167,892	292,395	284,546	167,123
Investments — affiliated	1,426,791	1,630,566	1,286,605	759,431
Futures contracts	142,536	120,674	103,624	57,832
Forward foreign currency exchange contracts	3,313	5,951	6,507	3,079
Foreign currency translations	4,428	3,047	2,369	1,382
Allocation from the applicable Underlying Master Portfolios from investments, futures contracts and foreign currency translations	2,219,923	2,471,578	1,692,159	805,546

	3,964,883	4,524,211	3,375,810	1,794,393

Net realized and unrealized gain	7,823,156	8,606,843	6,336,232	3,276,522

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,083,820	$9,651,272	$7,007,840	$3,619,994

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Changes in Net Assets

	LifePath Dynamic 2025 Master Portfolio		LifePath Dynamic 2035 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,260,664	$1,366,924	$1,044,429	$1,218,898
Net realized gain	3,858,273	246,949	4,082,632	132,061
Net change in unrealized appreciation (depreciation)	3,964,883	2,938,553	4,524,211	3,061,633

Net increase in net assets resulting from operations	9,083,820	4,552,426	9,651,272	4,412,592

CAPITAL TRANSACTIONS
Proceeds from contributions	21,899,573	18,734,845	16,163,231	19,050,493
Value of withdrawals	(27,872,390)	(25,841,430)	(27,693,365)	(22,185,822)

Net decrease in net assets derived from capital transactions	(5,972,817)	(7,106,585)	(11,530,134)	(3,135,329)

NET ASSETS
Total increase (decrease) in net assets	3,111,003	(2,554,159)	(1,878,862)	1,277,263
Beginning of year	62,551,263	65,105,422	57,377,232	56,099,969

End of year	$65,662,266	$62,551,263	$55,498,370	$57,377,232

See notes to financial statements.

76	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	LifePath Dynamic 2045 Master Portfolio		LifePath Dynamic 2055 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$671,608	$756,633	$343,472	$378,437
Net realized gain	2,960,422	89,708	1,482,129	207,046
Net change in unrealized appreciation (depreciation)	3,375,810	2,160,653	1,794,393	1,005,585

Net increase in net assets resulting from operations	7,007,840	3,006,994	3,619,994	1,591,068

CAPITAL TRANSACTIONS
Proceeds from contributions	13,063,446	13,664,228	9,726,998	9,715,070
Value of withdrawals	(19,975,635)	(14,765,007)	(13,386,202)	(7,770,014)

Net increase (decrease) in net assets derived from capital transactions	(6,912,189)	(1,100,779)	(3,659,204)	1,945,056

NET ASSETS
Total increase (decrease) in net assets	95,651	1,906,215	(39,210)	3,536,124
Beginning of year	36,422,985	34,516,770	19,386,434	15,850,310

End of year	$36,518,636	$36,422,985	$19,347,224	$19,386,434

See notes to financial statements.

FINANCIAL STATEMENTS	77

Financial Highlights

	LifePath Dynamic 2025 Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	15.85%	7.25%	(1.50)%	5.73%	12.34%

Ratios to Average Net Assets(a)
Total expenses	0.53%	0.56%	0.57%	0.58%	0.61%

Total expenses after fees waived	0.19%	0.22%	0.23%	0.22%	0.25%

Net investment income	2.05%	2.10%	1.98%	2.05%	2.11%

Supplemental Data
Net assets, end of year (000)	$65,662	$62,551	$65,105	$64,074	$58,662

Portfolio turnover rate(b)	32%	54%	51%	50%	30%

(a)	Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2013 - 2017
CoreAlpha Bond Master Portfolio	2013 - 2017
International Tilts Master Portfolio	2013 - 2017
Large Cap Index Master Portfolio	2013 - 2017

Range of Periods
Master Small Cap Index Series	2013 - 2017
Master Total Return Portfolio	2016 - 2017
Total International ex U.S. Index Master Portfolio	2013 - 2014

Includes the LifePath Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.07%	0.06%	0.05%	0.05%	0.04%
Investments in underlying funds	0.14	0.11	0.13	0.13	0.10

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2013 - 2017
BlackRock Cash Funds: Prime	2013 - 2017
BlackRock Cash Funds: Treasury	2016 - 2017
BlackRock Commodity Strategies Fund	2013 - 2017

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2013 - 2017
BlackRock Tactical Opportunities Fund	2016 - 2017
iShares exchange-traded funds	2013 - 2017

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

78	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Dynamic 2035 Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	19.93%	7.99%	(1.65)%	6.01%	15.83%

Ratios to Average Net Assets(a)
Total expenses	0.53%	0.55%	0.57%	0.58%	0.63%

Total expenses after fees waived	0.18%	0.20%	0.20%	0.20%	0.25%

Net investment income	1.97%	2.13%	2.02%	2.06%	2.29%

Supplemental Data
Net assets, end of year (000)	$55,498	$57,377	$56,100	$55,763	$45,363

Portfolio turnover rate(b)	35%	76%	44%	54%	39%

(a)	Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2013 - 2017
CoreAlpha Bond Master Portfolio	2013 - 2017
International Tilts Master Portfolio	2013 - 2017
Large Cap Index Master Portfolio	2013 - 2017

Range of Periods
Master Small Cap Index Series	2013 - 2017
Master Total Return Portfolio	2016 - 2017
Total International ex U.S. Index Master Portfolio	2013 - 2014

Includes the LifePath Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.09%	0.07%	0.06%	0.06%	0.05%
Investments in underlying funds	0.16	0.13	0.16	0.15	0.11

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2013 - 2017
BlackRock Cash Funds: Prime	2013 - 2017
BlackRock Cash Funds: Treasury	2016 - 2017
BlackRock Commodity Strategies Fund	2013 - 2017

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2013 - 2017
BlackRock Tactical Opportunities Fund	2016 - 2017
iShares exchange-traded funds	2013 - 2017

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights  (continued)

	LifePath Dynamic 2045 Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	22.72%	8.52%	(1.87)%	6.16%	18.99%

Ratios to Average Net Assets(a)
Total expenses	0.56%	0.56%	0.59%	0.61%	0.70%

Total expenses after fees waived	0.18%	0.18%	0.17%	0.19%	0.24%

Net investment income	1.97%	2.12%	2.02%	2.08%	2.47%

Supplemental Data
Net assets, end of year (000)	$36,519	$36,423	$34,517	$34,742	$25,479

Portfolio turnover rate(b)	46%	75%	50%	54%	38%

(a)	Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2013 - 2017
CoreAlpha Bond Master Portfolio	2013 - 2017
International Tilts Master Portfolio	2013 - 2017
Large Cap Index Master Portfolio	2013 - 2017

Range of Periods
Master Small Cap Index Series	2013 - 2017
Master Total Return Portfolio	2016 - 2017
Total International ex U.S. Index Master Portfolio	2013 - 2014

Includes the LifePath Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.09%	0.07%	0.06%	0.06%	0.05%
Investments in underlying funds	0.17	0.15	0.18	0.16	0.11

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2013 - 2017
BlackRock Cash Funds: Prime	2013 - 2017
BlackRock Cash Funds: Treasury	2016 - 2017
BlackRock Commodity Strategies Fund	2013 - 2017

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2013 - 2017
BlackRock Tactical Opportunities Fund	2016 - 2017
iShares exchange-traded funds	2013 - 2017

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

80	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Dynamic 2055 Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	23.00%	8.58%	(2.02)%	6.40%	21.49%

Ratios to Average Net Assets(a)
Total expenses	0.62%	0.63%	0.72%	0.76%	1.01%

Total expenses after fees waived	0.17%	0.19%	0.17%	0.17%	0.24%

Net investment income	1.98%	2.09%	2.03%	2.06%	2.65%

Supplemental Data
Net assets, end of year (000)	$19,347	$19,386	$15,850	$13,057	$8,978

Portfolio turnover rate(b)	59%	80%	49%	48%	67%

(a)	Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2013 - 2017
CoreAlpha Bond Master Portfolio	2013 - 2017
International Tilts Master Portfolio	2013 - 2017
Large Cap Index Master Portfolio	2013 - 2017

Range of Periods
Master Small Cap Index Series	2013 - 2017
Master Total Return Portfolio	2016 - 2017
Total International ex U.S. Index Master Portfolio	2013 - 2014

Includes the LifePath Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.09%	0.08%	0.07%	0.07%	0.06%
Investments in underlying funds	0.17	0.15	0.18	0.18	0.12

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2013 - 2017
BlackRock Cash Funds: Prime	2013 - 2017
BlackRock Cash Funds: Treasury	2016 - 2017
BlackRock Commodity Strategies Fund	2013 - 2017

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2013 - 2017
BlackRock Tactical Opportunities Fund	2016 - 2017
iShares exchange-traded funds	2013 - 2017

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Notes to Financial Statements

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is classified as diversified. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to four series of MIP: LifePath® Dynamic 2025 Master Portfolio, LifePath® Dynamic 2035 Master Portfolio, LifePath® Dynamic 2045 Master Portfolio and LifePath® Dynamic 2055 Master Portfolio (each, a “LifePath Dynamic Master Portfolio” and together, the “LifePath Dynamic Master Portfolios”).

As of period end, the investment of LifePath Dynamic 2025 Master Portfolio, LifePath Dynamic 2035 Master Portfolio, LifePath Dynamic 2045 Master Portfolio and LifePath Dynamic 2055 Master Portfolio in Active Stock Master Portfolio represented 31.7%, 40.0%, 44.2% and 42.9%, respectively, of net assets. As such, financial statements of Active Stock Master Portfolio, including the Schedule of Investments, should be read in conjunction with each respective LifePath Dynamic Master Portfolio’s financial statements. Active Stock Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The LifePath Dynamic Master Portfolios will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the LifePath Dynamic Master Portfolios. The LifePath Dynamic Master Portfolios may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a LifePath Dynamic Master Portfolio’s investment in each of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio reflects that LifePath Dynamic Master Portfolio’s proportionate interest in the net assets of that Underlying Master Portfolio. As of period end, the LifePath Dynamic Master Portfolios held interests in Underlying Master Portfolios as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio	International Tilts Master Portfolio	Master Total Return Portfolio
LifePath Dynamic 2025 Master Portfolio	3.88%	1.91%	3.90%	0.04%
LifePath Dynamic 2035 Master Portfolio	4.15	0.54	4.49	0.02
LifePath Dynamic 2045 Master Portfolio	3.01	0.09	3.05	—
LifePath Dynamic 2055 Master Portfolio	1.55	0.03	1.55	—

The LifePath Dynamic Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Dynamic Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the LifePath Dynamic Master Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Each LifePath Dynamic Master Portfolio records daily its proportionate share of the Underlying Master Portfolios’ income, expenses and realized and unrealized gains and losses.

Foreign Currency Translation: Each LifePath Dynamic Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each LifePath Dynamic Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each LifePath Dynamic Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a LifePath Dynamic Master Portfolio enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a LifePath Dynamic Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the LifePath Dynamic Master Portfolios may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

82	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the LifePath Dynamic Master Portfolios.

Indemnifications: In the normal course of business, a LifePath Dynamic Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Dynamic Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Dynamic Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Dynamic Master Portfolio are charged to that LifePath Dynamic Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The LifePath Dynamic Master Portfolios’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the LifePath Dynamic Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Dynamic Master Portfolios determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each LifePath Dynamic Master Portfolio’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the LifePath Dynamic Master Portfolios’ net assets. Each business day, the LifePath Dynamic Master Portfolios use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•	Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•	Swap agreements are valued utilizing quotes received daily by the LifePath Dynamic Master Portfolios’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	The market value of the LifePath Dynamic Master Portfolios’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of trading on the NYSE on days when the NYSE is open.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each LifePath Dynamic Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each LifePath Dynamic Master Portfolio has the ability to access

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements  (continued)

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of December 31, 2017, certain investments of the LifePath Dynamic Master Portfolios’ were valued using NAV as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain LifePath Dynamic Master Portfolios may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the LifePath Dynamic Master Portfolios collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each LifePath Dynamic Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the LifePath Dynamic Master Portfolio and any additional required collateral is delivered to the LifePath Dynamic Master Portfolio, or excess collateral returned by the LifePath Dynamic Master Portfolio, on the next business day. During the term of the loan, the LifePath Dynamic Master Portfolios are entitled to all distributions made on or in respect of the loaned securities but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as investment companies in the LifePath Dynamic Master Portfolios’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the LifePath Dynamic Master Portfolios under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the LifePath Dynamic Master Portfolios, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a LifePath Dynamic Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the LifePath Dynamic Master Portfolios’ securities lending agreements by counterparty which are subject to offset under an MSLA:

LifePath Dynamic 2025 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Credit Suisse Securities (USA) LLC	$28,488	$(28,488)	$—
Goldman Sachs & Co.	127,430	(127,430)	—
Morgan Stanley	48,321	(48,321)	—

	$204,239	$(204,239)	$—

84	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

LifePath Dynamic 2035 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Credit Suisse Securities (USA) LLC	$31,350	$(31,350)	$—
Goldman Sachs & Co.	124,962	(124,962)	—
Morgan Stanley	81,435	(81,435)	—

	$237,747	$(237,747)	$—

LifePath Dynamic 2045 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Credit Suisse Securities (USA) LLC	$41,670	$(41,670)	$—
Goldman Sachs & Co.	184,932	(184,932)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	108,086	(108,086)	—
Morgan Stanley	6,468	(6,468)	—
UBS AG	60,794	(60,794)	—

	$401,950	$(401,950)	$—

LifePath Dynamic 2055 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Citigroup Global Markets, Inc.	$29,882	$(29,882)	$—
Goldman Sachs & Co.	118,607	(118,607)
JP Morgan Securities LLC	6,006	(6,006)	—
Morgan Stanley	37,875	(37,875)	—

	$192,370	$(192,370)	$—

(a)	Cash collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above. Collateral has been received in connection with securities lending agreements as follows:

LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath I Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio
$ 212,536	$248,969	$418,025	$200,001

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the LifePath Dynamic Master Portfolios benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each LifePath Dynamic Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The LifePath Dynamic Master Portfolios engage in various portfolio investment strategies using derivative contracts both to increase the returns of the LifePath Dynamic Master Portfolios and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the LifePath Dynamic Master Portfolios and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the LifePath Dynamic Master Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the LifePath Dynamic Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements  (continued)

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the LifePath Dynamic Master Portfolios are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the LifePath Dynamic Master Portfolios and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the LifePath Dynamic Master Portfolios’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the LifePath Dynamic Master Portfolios’ counterparty on the swap agreement becomes the CCP. The LifePath Dynamic Master Portfolios are required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the LifePath Dynamic Master Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, the LifePath Dynamic Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.

•	Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the LifePath Dynamic Master Portfolios receive payment from or make a payment to the counterparty.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the LifePath Dynamic Master Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each LifePath Dynamic Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each LifePath Dynamic Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the LifePath Dynamic Master Portfolios and the counterparty.

Cash collateral that has been pledged to cover obligations of the LifePath Dynamic Master Portfolios and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the LifePath Dynamic Master Portfolios, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the LifePath Dynamic Master Portfolios. Any additional required collateral is delivered to/pledged by the LifePath Dynamic Master Portfolios on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A LifePath Dynamic Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the LifePath Dynamic Master Portfolios from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the LifePath Dynamic Master Portfolios have delivered

86	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the LifePath Dynamic Master Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the LifePath Dynamic Master Portfolios, entered into an Investment Advisory Agreement with BFA, the LifePath Dynamic Master Portfolios’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each LifePath Dynamic Master Portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each LifePath Dynamic Master Portfolio.

For such services, each LifePath Dynamic Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.35% of the average daily value of each LifePath Dynamic Master Portfolio’s net assets.

With respect to the LifePath Dynamic Master Portfolios, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), affiliates of the Manager. The Manager pays BIL and BRS, for services they provide, for that portion of each LifePath Dynamic Master Portfolio for which BIL and BRS as applicable acts as sub-adviser, a monthly fee that is a percentage of the investment advisory fees paid by each LifePath Dynamic Master Portfolio to the Manager.

Administration: MIP, on behalf of the LifePath Dynamic Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Dynamic Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Dynamic Master Portfolios. BAL may delegate certain of its administration duties to sub-administrators.

BAL is not entitled to compensation for providing administrative services to the LifePath Dynamic Master Portfolios, for so long as BAL is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the LifePath Dynamic Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the LifePath Dynamic Master Portfolios.

Expense Limitations and Waivers: BFA, with respect to each LifePath Dynamic Master Portfolio, has contractually agreed to waive 0.30% of its advisory fees through April 30, 2018. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2017, the Manager waived the following amounts pursuant to this agreement:

	LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio
Amounts waived	$183,975	$158,443	$102,078	$52,194

With respect to each LifePath Dynamic Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each LifePath Dynamic Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each LifePath Dynamic Master Portfolio’s investments in other affiliated investment companies, if any. For the year ended December 31, 2017, the amounts waived were as follows:

Amounts Waived
LifePath Dynamic 2025 Master Portfolio	$1,817
LifePath Dynamic 2035 Master Portfolio	1,470
LifePath Dynamic 2045 Master Portfolio	1,426
LifePath Dynamic 2055 Master Portfolio	858

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Dynamic Master Portfolios. BAL has contractually agreed to reimburse the LifePath Dynamic Master Portfolios or provide an offsetting credit against the administration fees paid by the LifePath Dynamic Master Portfolios in an amount equal to the independent expenses through April 30, 2027. If the LifePath Dynamic Master Portfolios do not pay administration fees, BFA agrees to cap the expenses of the LifePath Dynamic Master Portfolios at the rate at which it pays an investment advisory fee to BFA. For the year ended December 31, 2017, the LifePath Dynamic Master Portfolios waived the following amounts:

	LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio
Amounts waived	$25,176	$25,051	$24,597	$24,230

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements  (continued)

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Dynamic Master Portfolios and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the LifePath Dynamic Master Portfolios, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The LifePath Dynamic Master Portfolios are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a in money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the LifePath Dynamic Master Portfolios bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each LifePath Dynamic Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each LifePath Dynamic Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each LifePath Dynamic Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each LifePath Dynamic Master Portfolio is included in securities lending income — affiliated — net in the Statements of Operations. For the year ended December 31, 2017, each LifePath Dynamic Master Portfolio paid BTC the following amounts in total for securities lending agent services and collateral investment fees:

Amounts
LifePath Dynamic 2025 Master Portfolio	$577
LifePath Dynamic 2035 Master Portfolio	428
LifePath Dynamic 2045 Master Portfolio	361
LifePath Dynamic 2055 Master Portfolio	351

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each LifePath Dynamic Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each LifePath Dynamic Master Portfolio’s investment policies and restrictions. Each LifePath Dynamic Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the LifePath Dynamic Master Portfolios did not participate in the Interfund Lending Program.

Officers and Trustees: Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Each LifePath Dynamic Master Portfolio may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

The LifePath Dynamic Master Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain (Loss)
LifePath Dynamic 2025 Master Portfolio	$16,840	$35,488	$(2,090)
LifePath Dynamic 2035 Master Portfolio	30,255	63,843	(3,913)
LifePath Dynamic 2045 Master Portfolio	26,949	57,199	(3,358)
LifePath Dynamic 2055 Master Portfolio	14,464	30,434	(1,821)

88	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

During the year ended December 31, 2017, the following LifePath Dynamic Master Portfolios received a reimbursement from an affiliate, which is reflected as other income — affiliated in the Statements of Operations, related to an operating error:

Fund	Income
LifePath Dynamic 2025 Master Portfolio	$665
LifePath Dynamic 2035 Master Portfolio	1,110
LifePath Dynamic 2045 Master Portfolio	948
LifePath Dynamic 2055 Master Portfolio	503

7.	PURCHASES AND SALES

For the year ended December 31, 2017, purchases and sales of investments, excluding short-term securities, were as follows:

	LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio
Purchases	$18,370,914	$17,593,365	$14,536,611	$9,487,022
Sales	18,984,984	23,567,336	16,465,181	10,423,106

8.	INCOME TAX INFORMATION

Each LifePath Dynamic Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the LifePath Dynamic Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the LifePath Dynamic Master Portfolios. Therefore, no U.S. federal income tax provision is required. It is intended that the LifePath Dynamic Master Portfolios’ assets will be managed so an investor in each LifePath Dynamic Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each LifePath Dynamic Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Dynamic Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on each LifePath Dynamic Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Dynamic Master Portfolios as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Dynamic Master Portfolios’ financial statements.

As of December 31, 2017, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio
Tax cost	$61,130,801	$49,484,106	$32,254,607	$17,147,079

Gross unrealized appreciation	$10,042,310	$11,640,469	$8,899,909	$4,036,303
Gross unrealized depreciation	(5,412,048)	(6,059,278)	(4,727,079)	(1,797,717)

Net unrealized appreciation (depreciation)	$4,630,262	$5,581,191	$4,172,830	$2,238,586

9.	BANK BORROWINGS

MIP, on behalf of the LifePath Dynamic Master Portfolios, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the LifePath Dynamic Master Portfolios may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the LifePath Dynamic Master Portfolios, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2017, the LifePath Dynamic Master Portfolios did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, certain LifePath Dynamic Master Portfolios invest in securities or other instruments and may enter into certain transactions, and such activities subject each LifePath Dynamic Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements  (continued)

of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations.

The LifePath Dynamic Master Portfolios may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A LifePath Dynamic Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each LifePath Dynamic Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a LifePath Dynamic Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which a LifePath Dynamic Master Portfolio invests.

Counterparty Credit Risk: The LifePath Dynamic Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The LifePath Dynamic Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the LifePath Dynamic Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the LifePath Dynamic Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the LifePath Dynamic Master Portfolios.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A LifePath Dynamic Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such LifePath Dynamic Master Portfolio.

With exchange-traded futures, there is less counterparty credit risk to the LifePath Dynamic Master Portfolios since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a LifePath Dynamic Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the LifePath Dynamic Master Portfolios.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the LifePath Dynamic Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

90	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm	Master Investment Portfolio

To the Board of Trustees of

Master Investment Portfolio and the Investors of LifePath® Dynamic 2025 Master Portfolio, LifePath® Dynamic 2035 Master Portfolio, LifePath® Dynamic 2045 Master Portfolio and LifePath® Dynamic 2055 Master Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of LifePath® Dynamic 2025 Master Portfolio, LifePath® Dynamic 2035 Master Portfolio, LifePath® Dynamic 2045 Master Portfolio and LifePath® Dynamic 2055 Master Portfolio (four of the series constituting Master Investment Portfolio, hereafter collectively referred to as the “Master Portfolios”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Master Portfolios as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on the Master Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Master Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	91

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Rodney D. Johnson 1941	Chair of the Board and Trustee (Since 2009)	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 144 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 144 Portfolios	None
Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 144 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 144 Portfolios	None
Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 144 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee (Since 2009)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 144 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee (Since 2009)	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 144 Portfolios	None
Mark Stalnecker 1951	Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 144 Portfolios	None

92	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 144 Portfolios	None
Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 144 Portfolios	None
Frederick W. Winter 1945	Trustee (Since 2009)	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 144 Portfolios	None
Interested Trustees (d)
Barbara G. Novick 1960	Trustee (Since 2015)	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock's Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 218 Portfolios	None
John M. Perlowski 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	127 RICs consisting of 316 Portfolios	None
(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

(b) Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c) In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. ("BlackRock") in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or is affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

(d) Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock and its affiliates. Ms. Novick and Mr. Perlowski are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Ms. Novick is a board member of the BlackRock Closed-End Complex and Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

TRUSTEE AND OFFICER INFORMATION	93

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer (Since 2015)	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
(b) Officers of the Trust/MIP serve at the pleasure of the Board.

Further information about the Trust's/MIP's Trustees and Officers is available in the Trust's/MIP's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Adviser	Administrator
BlackRock Fund Advisors	BlackRock Advisors, LLC
San Francisco, CA 94105	Wilmington, DE 19809

Sub-Advisers	Transfer Agent
BlackRock International Limited	BNY Mellon Investment Servicing (US) Inc.
Edinburgh EH3 8BL,	Wilmington, DE 19809
United Kingdom

BlackRock (Singapore) Limited	Distributor
079912 Singapore	BlackRock Investments, LLC
New York, NY 10022

Accounting Agent and Custodian	Independent Registered Public Accounting Firm
State Street Bank and Trust Company	PricewaterhouseCoopers LLP
Boston, MA 02111	Philadelphia, PA 19103

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105

94	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The LifePath Dynamic Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the LifePath Dynamic Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The LifePath Dynamic Funds/LifePath Dynamic Master Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The LifePath Dynamic Funds’/LifePath Dynamic Master Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The LifePath Dynamic Funds’/LifePath Dynamic Master Portfolios’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the LifePath Dynamic Funds/LifePath Dynamic Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how each LifePath Dynamic Fund/LifePath Dynamic Master Portfolio voted proxies relating to securities held in each LifePath Dynamic Fund’s/LifePath Dynamic Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	95

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

96	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
S&P	S&P Global Ratings
USD	U.S. Dollar

GLOSSARY OF TERMS USED IN THIS REPORT	97

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a LifePath Dynamic Fund unless preceded or accompanied by the LifePath Dynamic Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPincre-12/17-AR

DECEMBER 31, 2017

ANNUAL REPORT

BlackRock Funds III

➢	BlackRock LifePath® Index Retirement Fund
➢	BlackRock LifePath® Index 2020 Fund
➢	BlackRock LifePath® Index 2025 Fund
➢	BlackRock LifePath® Index 2030 Fund
➢	BlackRock LifePath® Index 2035 Fund
➢	BlackRock LifePath® Index 2040 Fund
➢	BlackRock LifePath® Index 2045 Fund
➢	BlackRock LifePath® Index 2050 Fund
➢	BlackRock LifePath® Index 2055 Fund
➢	BlackRock LifePath® Index 2060 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended December 31, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. The equity market advanced, month after month, despite geopolitical uncertainty and relatively high valuations, while bond returns were constrained by higher interest rates.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, longer-term U.S. Treasuries posted modest returns, as rising energy prices, modest wage increases, and steady job growth led to expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries throughout the world experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing short-term interest rates three times and setting expectations for additional interest rate increases. The Fed also began reducing the vast balance sheet reserves that had accumulated in the wake of the financial crisis. In October 2017, the Fed reduced its $4.5 trillion balance sheet by only $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) both continued to expand their balance sheets despite nascent signs of sustained economic growth. The Eurozone and Japan are both approaching the limits of central banks’ ownership share of national debt, which is a structural pressure point that limits their capacity to deliver additional monetary stimulus. In October 2017, the ECB announced plans to cut the amount of its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus until the inflation rate rises to its target of 2%.

Emerging market growth also stabilized, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

While escalating tensions between the United States and North Korea and our nation’s divided politics are concerning, benign credit conditions, modest inflation, solid corporate earnings, and the positive outlook for growth in the world’s largest economies have kept markets relatively tranquil.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018.

Further fueling optimism, Congress passed a sweeping tax reform bill in December 2017. The U.S. tax overhaul is likely to accentuate the reflationary themes already in place, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	11.42%	21.83%
U.S. small cap equities (Russell 2000® Index)	9.20	14.65
International equities (MSCI Europe, Australasia, Far East Index)	9.86	25.03
Emerging market equities (MSCI Emerging Markets Index)	15.92	37.28
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.55	0.86
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(0.01)	2.07
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.24	3.54
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.64	4.95
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.46	7.50
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of December 31, 2017	BlackRock LifePath Index Funds

Portfolio Management Commentary

How did each Fund perform?

Each of the LifePath Index Funds with target dates of 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and LifePath Index Retirement Fund (together, the “LifePath Index Funds”) invest in their respective LifePath Index Master Portfolio.

For the 12-month period ended December 31, 2017, the LifePath Index Retirement Fund and the LifePath Index Funds with target dates of 2025 underperformed their respective custom benchmarks. For the LifePath Index Funds with target dates of 2020 and 2030, each Fund’s Class K Shares performed in line with its respective custom benchmark, while Institutional and Investor A Shares underperformed. For the LifePath Index Funds with target dates of 2035, 2040, 2045, 2050 and 2055, each Fund’s Institutional and Class K Shares performed in line with its respective custom benchmark, while Investor A Shares underperformed. For the LifePath Index Fund with a target date of 2060, the Fund’s Class K Shares outperformed, Institutional Shares performed in line with and Investor A Shares underperformed its respective custom benchmark.

What factors influenced performance?

Positive mistracking in the underlying iShares Developed Real Estate Index Fund contributed to the relative performance of the longer-dated LifePath Index Funds largely due to advantageous tax treatment of each LifePath Index Fund relative to its benchmark. There was also a small positive contribution to relative performance from the positive impact of fair value pricing in the underlying international strategies, which are held in larger percentages in the farther-dated funds.

For the shorter-dated LifePath Index Funds, a primary detractor from relative performance was negative mistracking in the underlying U.S. Total Bond Index Master Portfolio. The underperformance of the U.S. Total Bond Index Master Portfolio relative to its benchmark during the period was primarily due to transaction costs, fund expenses and sampling.

Describe recent portfolio activity.

Each LifePath Index Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Index Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. During the period, the LifePath Index Funds were rebalanced in accordance with their updated strategic allocations. Daily cash flows were allocated to the underlying funds and instruments as appropriate.

Describe portfolio positioning at period end.

At period end, each of the LifePath Index Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Index Fund will change over time according to a predetermined “glide path” as each LifePath Index Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath Index Fund’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Index Fund, which may be a primary source of income after retirement. As each LifePath Index Fund approaches its target date, its asset allocation will shift so that each LifePath Index Fund invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Index Fund, and determine whether any changes are required to enable each LifePath Index Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath Index Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath Index Fund, reallocations of each LifePath Index Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a LifePath Index Fund or achieve a LifePath Index Fund’s investment objective.

4	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2017	BlackRock LifePath Index Retirement Fund

Investment Objective

BlackRock LifePath® Index Retirement Fund’s (“LifePath Index Retirement Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)	The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (c)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
5/31/11 to 12/31/11	37.1%	6.0%	N/A	17.5%	35.7%	3.7%
1/01/12 to 12/31/12	39.0	6.3	1.6%	16.6	32.9	3.6
1/01/13 to 12/31/13	40.9	6.6	3.1	16.0	29.7	3.7
1/01/14 to 12/31/14	42.1	6.8	3.0	16.0	28.4	3.7
1/01/15 to 12/31/15	40.4	6.7	3.3	16.9	29.3	3.4
1/01/16 to 12/31/16	51.2	8.8	0.6	13.3	22.3	3.8
1/01/17 to 12/31/17	51.2	8.8	0.5	13.3	21.8	4.4

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended December 31, 2017

	6-Month Total Returns	Average Annual Total Returns
		1 Year	5 Years	Since Inception (c)
Institutional	5.10%	10.69%	5.86%	5.71%
Investor A	4.96	10.43	5.59	5.45
Class K	5.04	10.75	5.89	5.74
LifePath Index Retirement Fund Custom Benchmark	5.23	10.86	6.06	5.89
Bloomberg Barclays U.S. Aggregate Bond Index	1.24	3.54	2.10	2.94
Bloomberg Barclays U.S. TIPS Index (Series L)	2.14	3.01	0.13	2.35
FTSE EPRA/NAREIT Developed Index	5.27	10.36	6.32	6.32
MSCI ACWI ex USA IMI Index	11.82	27.81	7.22	4.68
Russell 1000® Index	11.36	21.69	15.71	13.21
Russell 2000® Index	9.20	14.65	14.12	10.97

(c)	The LifePath Index Fund commenced operations on May 31, 2011.
Past performance is not indicative of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	5

Fund Summary as of December 31, 2017	BlackRock LifePath Index 2020 Fund

Investment Objective

BlackRock LifePath® Index 2020 Fund’s (“LifePath Index 2020 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)	The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2020 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (c)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
5/31/11 to 12/31/11	37.1%	6.0%	N/A	17.5%	35.7%	3.7%
1/01/12 to 12/31/12	39.0	6.3	1.6%	16.6	32.9	3.6
1/01/13 to 12/31/13	40.9	6.6	3.1	16.0	29.7	3.7
1/01/14 to 12/31/14	42.1	6.8	3.0	16.0	28.4	3.7
1/01/15 to 12/31/15	40.4	6.7	3.3	16.9	29.3	3.4
1/01/16 to 12/31/16	42.2	7.0	3.0	16.5	27.9	3.4
1/01/17 to 12/31/17	45.5	7.6	2.0	15.6	25.4	3.9

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended December 31, 2017

	6-Month Total Returns	Average Annual Total Returns
		1 Year	5 Years	Since Inception (c)
Institutional	5.76%	12.28%	7.00%	6.39%
Investor A	5.63	12.03	6.74	6.11
Class K	5.87	12.34	7.05	6.43
LifePath Index 2020 Fund Custom Benchmark	5.93	12.39	7.20	6.55
Bloomberg Barclays U.S. Aggregate Bond Index	1.24	3.54	2.10	2.94
Bloomberg Barclays U.S. TIPS Index (Series L)	2.14	3.01	0.13	2.35
FTSE EPRA/NAREIT Developed Index	5.27	10.36	6.32	6.32
MSCI ACWI ex USA IMI Index	11.82	27.81	7.22	4.68
Russell 1000® Index	11.36	21.69	15.71	13.21
Russell 2000® Index	9.20	14.65	14.12	10.97

(c)	The LifePath Index Fund commenced operations on May 31, 2011.
Past performance is not indicative of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2017	BlackRock LifePath Index 2025 Fund

Investment Objective

BlackRock LifePath® Index 2025 Fund’s (“LifePath Index 2025 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)	The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2025 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (c)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
5/31/11 to 12/31/11	30.0%	4.7%	N/A	20.5%	41.2%	3.6%
1/01/12 to 12/31/12	31.9	8.0	2.4%	19.3	38.1	3.3
1/01/13 to 12/31/13	33.7	5.3	4.8	18.3	34.6	3.3
1/01/14 to 12/31/14	34.5	5.4	4.9	18.5	33.4	3.3
1/01/15 to 12/31/15	30.9	5.0	5.9	20.1	35.1	3.0
1/01/16 to 12/31/16	32.4	5.3	5.8	19.8	33.8	2.9
1/01/17 to 12/31/17	35.0	5.7	5.3	19.3	31.7	3.1

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended December 31, 2017

		Average Annual Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception (c)
Institutional	6.86%	14.38%	7.98%	7.03%
Investor A	6.65	14.03	7.70	6.76
Class K	6.80	14.43	8.02	7.07
LifePath Index 2025 Fund Custom Benchmark	7.00	14.51	8.16	7.19
Bloomberg Barclays U.S. Aggregate Bond Index	1.24	3.54	2.10	2.94
Bloomberg Barclays U.S. TIPS Index (Series L)	2.14	3.01	0.13	2.35
FTSE EPRA/NAREIT Developed Index	5.27	10.36	6.32	6.32
MSCI ACWI ex USA IMI Index	11.82	27.81	7.22	4.68
Russell 1000® Index	11.36	21.69	15.71	13.21
Russell 2000® Index	9.20	14.65	14.12	10.97

(c)	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	7

Fund Summary as of December 31, 2017	BlackRock LifePath Index 2030 Fund

Investment Objective

BlackRock LifePath® Index 2030 Fund’s (“LifePath Index 2030 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)	The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (c)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
5/31/11 to 12/31/11	23.8%	3.5%	N/A	23.1%	46.1%	3.5%
1/01/12 to 12/31/12	25.8	3.8	3.1%	21.6	42.6	3.1
1/01/13 to 12/31/13	27.6	4.0	6.2	20.3	38.9	3.0
1/01/14 to 12/31/14	27.7	4.1	6.6	20.9	37.8	2.9
1/01/15 to 12/31/15	21.8	3.4	8.3	23.1	40.8	2.6
1/01/16 to 12/31/16	23.4	3.6	8.3	22.9	39.3	2.5
1/01/17 to 12/31/17	25.9	4.0	8.1	22.5	37.2	2.4

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended December 31, 2017

		Average Annual Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception (c)
Institutional	7.75%	16.29%	8.80	7.59%
Investor A	7.62	16.01	8.55	7.34
Class K	7.79	16.36	8.86	7.63
LifePath Index 2030 Fund Custom Benchmark	7.93	16.41	8.99	7.74
Bloomberg Barclays U.S. Aggregate Bond Index	1.24	3.54	2.10	2.94
Bloomberg Barclays U.S. TIPS Index (Series L)	2.14	3.01	0.13	2.35
FTSE EPRA/NAREIT Developed Index	5.27	10.36	6.32	6.32
MSCI ACWI ex USA IMI Index	11.82	27.81	7.22	4.68
Russell 1000® Index	11.36	21.69	15.71	13.21
Russell 2000® Index	9.20	14.65	14.12	10.97

(c)	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2017	BlackRock LifePath Index 2035 Fund

Investment Objective

BlackRock LifePath® Index 2035 Fund’s (“LifePath Index 2035 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)	The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (c)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
5/31/11 to 12/31/11	18.2%	2.4%	N/A	25.4%	50.5%	3.5%
1/01/12 to 12/31/12	20.3	2.6	3.7%	23.7	46.7	3.0
1/01/13 to 12/31/13	22.1	2.9	7.5	22.2	42.7	2.6
1/01/14 to 12/31/14	21.6	2.9	8.1	23.0	41.8	2.6
1/01/15 to 12/31/15	13.2	1.9	10.6	26.0	46.0	2.3
1/01/16 to 12/31/16	14.7	2.2	10.7	25.7	44.6	2.1
1/01/17 to 12/31/17	17.1	2.5	10.8	25.5	42.4	1.7

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended December 31, 2017

	6-Month Total Returns	Average Annual Total Returns
		1 Year	5 Years	Since Inception (c)
Institutional	8.66%	18.22%	9.59%	8.10%
Investor A	8.46	17.89	9.30	7.81
Class K	8.69	18.29	9.64	8.14
LifePath Index 2035 Fund Custom Benchmark	8.83	18.25	9.76	8.25
Bloomberg Barclays U.S. Aggregate Bond Index	1.24	3.54	2.10	2.94
Bloomberg Barclays U.S. TIPS Index (Series L)	2.14	3.01	0.13	2.35
FTSE EPRA/NAREIT Developed Index	5.27	10.36	6.32	6.32
MSCI ACWI ex USA IMI Index	11.82	27.81	7.22	4.68
Russell 1000® Index	11.36	21.69	15.71	13.21
Russell 2000® Index	9.20	14.65	14.12	10.97

(c)	The LifePath Index Fund commenced operations on May 31, 2011.
Past performance is not indicative of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	9

Fund Summary as of December 31, 2017	BlackRock LifePath Index 2040 Fund

Investment Objective

BlackRock LifePath® Index 2040 Fund’s (“LifePath Index 2040 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)	The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (c)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
5/31/11 to 12/31/11	13.1%	1.3%	N/A	27.6%	54.6%	3.4%
1/01/12 to 12/31/12	15.3	1.6	4.2%	25.6	50.5	2.8
1/01/13 to 12/31/13	17.1	1.7	8.7	23.9	46.2	2.4
1/01/14 to 12/31/14	16.3	1.6	9.5	24.9	45.3	2.4
1/01/15 to 12/31/15	5.6	0.7	12.9	28.6	50.1	2.1
1/01/16 to 12/31/16	6.9	0.9	12.9	28.5	48.9	1.9
1/01/17 to 12/31/17	9.2	1.2	13.2	28.2	47.1	1.1

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended December 31, 2017

		Average Annual Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception (c)
Institutional	9.43%	19.89%	10.29%	8.56%
Investor A	9.31	19.56	10.02	8.28
Class K	9.46	19.95	10.34	8.61
LifePath Index 2040 Fund Custom Benchmark	9.64	19.93	10.46	8.70
Bloomberg Barclays U.S. Aggregate Bond Index	1.24	3.54	2.10	2.94
Bloomberg Barclays U.S. TIPS Index (Series L)	2.14	3.01	0.13	2.35
FTSE EPRA/NAREIT Developed Index	5.27	10.36	6.32	6.32
MSCI ACWI ex USA IMI Index	11.82	27.81	7.22	4.68
Russell 1000® Index	11.36	21.69	15.71	13.21
Russell 2000® Index	9.20	14.65	14.12	10.97

(c)	The LifePath Index Fund commenced operations on May 31, 2011.
Past performance is not indicative of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

10	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2017	BlackRock LifePath Index 2045 Fund

Investment Objective

BlackRock LifePath® Index 2045 Fund’s (“LifePath Index 2045 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)	The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (c)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
5/31/11 to 12/31/11	8.7%	N/A	N/A	29.6%	58.3%	3.4%
1/01/12 to 12/31/12	11.2	N/A	4.8%	27.4	54.0	2.6
1/01/13 to 12/31/13	13.2	N/A	9.8	25.4	49.5	2.1
1/01/14 to 12/31/14	12.6	N/A	10.7	26.4	48.1	2.2
1/01/15 to 12/31/15	1.8	0.2%	14.2	30.0	51.7	2.1
1/01/16 to 12/31/16	2.3	0.2	14.6	30.2	50.8	1.9
1/01/17 to 12/31/17	3.4	0.3	15.3	30.5	49.5	0.9

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended December 31, 2017

		Average Annual Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception (c)
Institutional	9.96%	21.03%	10.85%	8.87%
Investor A	9.83	20.77	10.59	8.61
Class K	9.98	21.07	10.91	8.92
LifePath Index 2045 Fund Custom Benchmark	10.19	21.02	11.02	9.05
Bloomberg Barclays U.S. Aggregate Bond Index	1.24	3.54	2.10	2.94
Bloomberg Barclays U.S. TIPS Index (Series L)	2.14	3.01	0.13	2.35
FTSE EPRA/NAREIT Developed Index	5.27	10.36	6.32	6.32
MSCI ACWI ex USA IMI Index	11.82	27.81	7.22	4.68
Russell 1000® Index	11.36	21.69	15.71	13.21
Russell 2000® Index	9.20	14.65	14.12	10.97

(c)	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	11

Fund Summary as of December 31, 2017	BlackRock LifePath Index 2050 Fund

Investment Objective

BlackRock LifePath® Index 2050 Fund’s (“LifePath Index 2050 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)	The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (c)	Bloomberg Barclays U.S. Aggregate Bond Index	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
5/31/11 to 12/31/11	3.3%	N/A	31.6%	61.7%	3.4%
1/01/12 to 12/31/12	5.8	5.3%	29.2	57.1	2.6
1/01/13 to 12/31/13	7.9	10.8	26.9	52.5	1.9
1/01/14 to 12/31/14	8.3	11.7	27.7	50.4	1.9
1/01/15 to 12/31/15	1.0	14.5	30.3	52.1	2.1
1/01/16 to 12/31/16	1.0	15.0	30.9	51.2	1.9
1/01/17 to 12/31/17	1.0	16.2	31.5	50.4	0.9

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended December 31, 2017

		Average Annual Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception (c)
Institutional	10.16%	21.38%	11.22%	9.10%
Investor A	10.04	21.14	10.96	8.83
Class K	10.19	21.43	11.27	9.15
LifePath Index 2050 Fund Custom Benchmark	10.40	21.42	11.40	9.26
Bloomberg Barclays U.S. Aggregate Bond Index	1.24	3.54	2.10	2.94
FTSE EPRA/NAREIT Developed Index	5.27	10.36	6.32	6.32
MSCI ACWI ex USA IMI Index	11.82	27.81	7.22	4.68
Russell 1000® Index	11.36	21.69	15.71	13.21
Russell 2000® Index	9.20	14.65	14.12	10.97

(c)	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

12	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2017	BlackRock LifePath Index 2055 Fund

Investment Objective

BlackRock LifePath® Index 2055 Fund’s (“LifePath Index 2055 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)	The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (c)	Bloomberg Barclays U.S. Aggregate Bond Index	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
5/31/11 to 12/31/11	1.0%	N/A	33.2%	59.8%	6.0%
1/01/12 to 12/31/12	1.1	5.9%	31.4	57.4	4.2
1/01/13 to 12/31/13	2.7	12.2	28.4	54.8	1.9
1/01/14 to 12/31/14	4.2	12.8	29.0	52.1	1.9
1/01/15 to 12/31/15	1.0	14.5	30.3	52.1	2.1
1/01/16 to 12/31/16	1.0	15.0	30.9	51.2	1.9
1/01/17 to 12/31/17	1.0	16.2	31.5	50.4	0.9

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended December 31, 2017

	6-Month Total Returns	Average Annual Total Returns
		1 Year	5 Year	Since Inception (c)
Institutional	10.11%	21.38%	11.53%	9.27%
Investor A	9.99	21.05	11.23	9.00
Class K	10.13	21.43	11.57	9.32
LifePath Index 2055 Fund Custom Benchmark	10.39	21.42	11.66	9.39
Bloomberg Barclays U.S. Aggregate Bond Index	1.24	3.54	2.10	2.94
FTSE EPRA/NAREIT Developed Index	5.27	10.36	6.32	6.32
MSCI ACWI ex USA IMI Index	11.82	27.81	7.22	4.68
Russell 1000® Index	11.36	21.69	15.71	13.21
Russell 2000® Index	9.20	14.65	14.12	10.97

(c)	The LifePath Index Fund commenced operations on May 31, 2011.
Past performance is not indicative of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	13

Fund Summary as of December 31, 2017	BlackRock LifePath Index 2060 Fund

Investment Objective

BlackRock LifePath® Index 2060 Fund’s (“LifePath Index 2060 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)	The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (c)	Bloomberg Barclays U.S. Aggregate Bond Index	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
2/29/16 to 12/31/16	1.0%	15.0%	30.9%	51.2%	1.9%
1/01/17 to 12/31/17	1.0	16.2	31.5	50.4	0.9

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended December 31, 2017

	6-Month Total Returns	Average Annual Total Returns
		1 Year	Since Inception (c)
Institutional	10.14%	21.38%	20.14%
Investor A	10.04	21.06	19.82
Class K	10.24	21.51	20.23
LifePath Index 2060 Fund Custom Benchmark	10.40	21.42	20.21
Bloomberg Barclays U.S. Aggregate Bond Index	1.24	3.54	2.21
FTSE EPRA/NAREIT Developed Index	5.27	10.36	10.17
MSCI ACWI ex USA IMI Index	11.82	27.81	22.28
Russell 1000® Index	11.36	21.69	22.01
Russell 2000® Index	9.20	14.65	25.80

(c)	The LifePath Index Fund commenced operations on February 29, 2016.
Past performance is not indicative of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

14	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath Index Fund distributions or the redemption of LifePath Index Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath Index Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of each LifePath Index Fund’s expenses. Without such waiver and/or reimbursement, each LifePath Index Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Index Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Index Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Index Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Index Fund’s changing asset allocations over time. As of December 31, 2017, the following indexes are used to calculate the LifePath Index Funds’ custom benchmarks: Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Treasury Inflation Protected Securities (“TIPS”) Index (Series L), FTSE EPRA/NAREIT Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index.

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity. The Bloomberg Barclays U.S. TIPS Index (Series L) is a market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury. The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000® Index represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is an unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that Index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Disclosure of Expenses

Shareholders of each LifePath Index Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on July 1, 2017 and held through December 31, 2017) are intended to assist shareholders both in calculating expenses based on an investment in a LifePath Index Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Index Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each LifePath Index Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath Index Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

ABOUT FUND PERFORMANCE / DISCLOSURE OF EXPENSES	15

Disclosure of Expenses (continued)

Expense Examples

	Actual			Hypothetical (b)
	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During the Period (a)	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During the Period (a)	Annualized Expense Ratio
LifePath Index Retirement Fund
Institutional	$1,000.00	$1,051.00	$0.67	$1,000.00	$1,024.55	$0.66	0.13%
Investor A	1,000.00	1,049.60	1.96	1,000.00	1,023.29	1.94	0.38
Class K	1,000.00	1,050.40	0.41	1,000.00	1,024.80	0.41	0.08
LifePath Index 2020 Fund
Institutional	$1,000.00	$1,057.60	$0.67	$1,000.00	$1,024.55	$0.66	0.13%
Investor A	1,000.00	1,056.30	1.97	1,000.00	1,023.29	1.94	0.38
Class K	1,000.00	1,058.70	0.42	1,000.00	1,024.80	0.41	0.08
LifePath Index 2025 Fund
Institutional	$1,000.00	$1,068.60	$0.63	$1,000.00	$1,024.60	$0.61	0.12%
Investor A	1,000.00	1,066.50	1.93	1,000.00	1,023.34	1.89	0.37
Class K	1,000.00	1,068.00	0.36	1,000.00	1,024.85	0.36	0.07
LifePath Index 2030 Fund
Institutional	$1,000.00	$1,077.50	$0.63	$1,000.00	$1,024.60	$0.61	0.12%
Investor A	1,000.00	1,076.20	1.94	1,000.00	1,023.34	1.89	0.37
Class K	1,000.00	1,077.90	0.31	1,000.00	1,024.90	0.31	0.06
LifePath Index 2035 Fund
Institutional	$1,000.00	$1,086.60	$0.58	$1,000.00	$1,024.65	$0.56	0.11%
Investor A	1,000.00	1,084.60	1.89	1,000.00	1,023.39	1.84	0.36
Class K	1,000.00	1,086.90	0.32	1,000.00	1,024.90	0.31	0.06
LifePath Index 2040 Fund
Institutional	$1,000.00	$1,094.30	$0.53	$1,000.00	$1,024.70	$0.51	0.10%
Investor A	1,000.00	1,093.10	1.85	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,094.60	0.26	1,000.00	1,024.95	0.26	0.05
LifePath Index 2045 Fund
Institutional	$1,000.00	$1,099.60	$0.53	$1,000.00	$1,024.70	$0.51	0.10%
Investor A	1,000.00	1,098.30	1.85	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,099.80	0.26	1,000.00	1,024.95	0.26	0.05
LifePath Index 2050 Fund
Institutional	$1,000.00	$1,101.60	$0.53	$1,000.00	$1,024.70	$0.51	0.10%
Investor A	1,000.00	1,100.40	1.85	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,101.90	0.26	1,000.00	1,024.95	0.26	0.05
LifePath Index 2055 Fund
Institutional	$1,000.00	$1,101.10	$0.48	$1,000.00	$1,024.75	$0.46	0.09%
Investor A	1,000.00	1,099.90	1.80	1,000.00	1,023.49	1.73	0.34
Class K	1,000.00	1,101.30	0.21	1,000.00	1,025.00	0.20	0.04
LifePath Index 2060 Fund
Institutional	$1,000.00	$1,101.40	$0.48	$1,000.00	$1,024.75	$0.46	0.09%
Investor A	1,000.00	1,100.40	1.80	1,000.00	1,023.49	1.73	0.34
Class K	1,000.00	1,102.40	0.21	1,000.00	1,025.00	0.20	0.04

(a)	For each class of a LifePath Index Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because each LifePath Index Fund invests all its assets in a LifePath Index Master Portfolio, the expense examples reflect the net expenses of both the LifePath Index Fund and the LifePath Index Master Portfolio in which it invests.
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

16	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

December 31, 2017

	BlackRock LifePath Index Retirement Fund	BlackRock LifePath Index 2020 Fund	BlackRock LifePath Index 2025 Fund	BlackRock LifePath Index 2030 Fund	BlackRock LifePath Index 2035 Fund

ASSETS
Investments at value — from the applicable LifePath Index Master Portfolio(a)	$1,235,258,415	$2,408,136,108	$2,501,110,739	$3,131,596,136	$2,117,134,681
Receivables:
Withdrawals from the LifePath Index Master Portfolio	2,782,610	9,594,458	1,606,199	8,928,596	4,075,150
Capital shares sold	2,014,120	3,176,045	5,235,252	3,747,052	4,606,528
From the Administrator	15,414	22,332	21,717	23,610	19,357
Prepaid expenses	14,430	13,204	18,786	12,919	17,199

Total assets	1,240,084,989	2,420,942,147	2,507,992,693	3,144,308,313	2,125,852,915

LIABILITIES
Payables:
Capital shares redeemed	4,796,730	12,770,503	6,841,451	12,675,648	8,681,678
Income dividends	269,022	250,462	345,079	493,184	315,533
Capital gains distributions	84,620	89,771	45,215	66,220	18,455
Transfer agent fees	32,496	47,559	41,959	58,367	40,020
Professional fees	30,767	20,484	20,418	19,256	21,631
Service fees	18,772	42,293	33,646	60,175	33,648
Printing fees	7,771	22,662	18,180	26,134	13,569
Independent Trustees’ fees	111	199	175	246	165
Registration fees	—	12,322	23,000	33,750	16,500
Other accrued expenses	1,105	1,243	1,041	1,004	1,214

Total liabilities	5,241,394	13,257,498	7,370,164	13,433,984	9,142,413

NET ASSETS	$1,234,843,595	$2,407,684,649	$2,500,622,529	$3,130,874,329	$2,116,710,502

NET ASSETS CONSIST OF
Paid-in capital	$1,126,744,535	$2,146,233,385	$2,229,617,744	$2,716,010,288	$1,829,739,041
Distributions in excess of net investment income	(1,994,971)	(3,694,115)	(2,292,116)	(3,002,541)	(1,358,761)
Accumulated net realized gain allocated from the applicable LifePath Index Master Portfolio	16,387,689	41,741,324	19,698,908	42,911,899	17,224,974
Net unrealized appreciation (depreciation) allocated from the applicable LifePath Index Master Portfolio	93,706,342	223,404,055	253,597,993	374,954,683	271,105,248

NET ASSETS	$1,234,843,595	$2,407,684,649	$2,500,622,529	$3,130,874,329	$2,116,710,502

NET ASSET VALUE

Institutional:
Net assets	$72,929,224	$106,139,809	$102,920,627	$137,119,963	$97,301,642

Shares outstanding(b)	5,947,607	8,340,130	7,733,193	10,064,384	6,912,335

Net asset value	$12.26	$12.73	$13.31	$13.62	$14.08

Investor A:
Net assets	$89,719,504	$198,411,882	$157,206,936	$284,679,202	$158,711,896

Shares outstanding(b)	7,323,688	15,615,759	11,824,914	20,904,449	11,300,716

Net asset value	$12.25	$12.71	$13.29	$13.62	$14.04

Class K:
Net assets	$1,072,194,867	$2,103,132,958	$2,240,494,966	$2,709,075,164	$1,860,696,964

Shares outstanding(b)	87,492,675	165,272,872	168,287,684	199,036,300	132,290,672

Net asset value	$12.25	$12.73	$13.31	$13.61	$14.07

(a) Investments at cost — from the applicable LifePath Index Master Portfolio	$1,141,552,073	$2,184,732,053	$2,247,512,746	$2,756,641,453	$1,846,029,433
(b) No par value, unlimited number of shares authorized.

See Notes to Financial Statements.

FINANCIAL STATEMENTS	17

Statements of Assets and Liabilities  (continued)

December 31, 2017

	BlackRock LifePath Index 2040 Fund	BlackRock LifePath Index 2045 Fund	BlackRock LifePath Index 2050 Fund	BlackRock LifePath Index 2055 Fund	BlackRock LifePath Index 2060 Fund

ASSETS
Investments at value — from the applicable LifePath Index Master Portfolio(a)	$2,334,766,882	$1,386,264,432	$1,252,258,218	$578,180,368	$74,543,657
Receivables:
Withdrawals from the LifePath Index Master Portfolio	867,944	539,401	59,124	—	—
Capital shares sold	4,710,859	5,092,726	3,621,244	2,429,325	567,812
From the Administrator	20,495	12,170	16,156	11,659	23,653
Prepaid expenses	16,707	11,830	11,609	10,555	8,866

Total assets	2,340,382,887	1,391,920,559	1,255,966,351	580,631,907	75,143,988

LIABILITIES
Payables:
Capital shares redeemed	5,578,803	5,632,127	3,680,368	1,726,053	119,261
Income dividends	457,396	275,582	179,738	84,179	2,843
Capital gains distributions	6,105	—	—	—	—
Transfer agent fees	34,211	32,301	24,282	13,591	—
Professional fees	21,453	24,149	24,107	25,965	21,897
Service fees	43,213	17,675	20,073	8,723	580
Printing fees	16,701	5,467	13,340	—	—
Independent Trustees’ fees	192	102	105	29	—
Contributions to the LifePath Index Master Portfolio	—	—	—	703,271	448,577
Registration fees	17,750	—	—	—	—
Other accrued expenses	1,204	1,083	1,201	327	1,326

Total liabilities	6,177,028	5,988,486	3,943,214	2,562,138	594,484

NET ASSETS	$2,334,205,859	$1,385,932,073	$1,252,023,137	$578,069,769	$74,549,504

NET ASSETS CONSIST OF
Paid-in capital	$1,972,357,679	$1,182,982,518	$1,062,385,969	$499,613,604	$68,594,247
Distributions in excess of net investment income	(1,489,676)	(545,944)	(504,644)	(115,249)	(1,297)
Accumulated net realized gain (loss) allocated from the applicable LifePath Index Master Portfolio	29,356,884	9,085,990	8,938,512	558,492	(132,736)
Net unrealized appreciation (depreciation) allocated from the applicable LifePath Index Master Portfolio	333,980,972	194,409,509	181,203,300	78,012,922	6,089,290

NET ASSETS	$2,334,205,859	$1,385,932,073	$1,252,023,137	$578,069,769	$74,549,504

NET ASSET VALUE

Institutional:
Net assets	$107,508,831	$74,091,594	$70,450,205	$52,486,831	$1,020,974

Shares outstanding(b)	7,471,560	5,022,045	4,700,607	3,436,407	75,606

Net asset value	$14.39	$14.75	$14.99	$15.27	$13.50

Investor A:
Net assets	$204,873,224	$83,710,632	$95,477,183	$41,580,461	$2,949,569

Shares outstanding(b)	14,263,983	5,684,597	6,383,402	2,727,694	218,754

Net asset value	$14.36	$14.73	$14.96	$15.24	$13.48

Class K:
Net assets	$2,021,823,804	$1,228,129,847	$1,086,095,749	$484,002,477	$70,578,961

Shares outstanding(b)	140,533,956	83,183,471	72,468,119	31,686,060	5,226,113

Net asset value	$14.39	$14.76	$14.99	$15.27	$13.51

(a) Investments at cost — from the applicable LifePath Index Master Portfolio	$2,000,785,910	$1,191,854,923	$1,071,054,918	$500,167,446	$68,454,367
(b) No par value, unlimited number of shares authorized.

See Notes to Financial Statements.

18	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

Year Ended December 31, 2017

	BlackRock LifePath Index Retirement Fund	BlackRock LifePath Index 2020 Fund	BlackRock LifePath Index 2025 Fund	BlackRock LifePath Index 2030 Fund	BlackRock LifePath Index 2035 Fund

INVESTMENT INCOME
Net investment income allocated from the applicable LifePath Index Master Portfolio:
Dividends — affiliated	$11,159,180	$27,160,301	$32,810,041	$49,979,816	$37,257,835
Interest — affiliated	11,926,293	20,898,613	15,412,737	14,774,547	6,319,240
Securities lending income — affiliated — net	28,106	52,709	48,255	37,370	33,351
Expenses	(951,451)	(1,866,203)	(1,710,029)	(2,189,455)	(1,383,468)
Fees waived	166,825	257,714	218,572	431,571	320,771

Total investment income	22,328,953	46,503,134	46,779,576	63,033,849	42,547,729

FUND EXPENSES
Administration	310,289	629,672	600,511	777,410	501,621
Service and distribution — class specific	208,625	472,657	381,656	645,942	362,400
Transfer agent — class specific	123,779	190,360	168,513	259,759	164,381
Registration	56,903	57,096	58,497	54,619	60,152
Professional	25,566	27,824	27,478	28,118	27,215
Printing	5,409	20,393	15,930	25,473	10,739
Independent Trustees	577	1,174	1,067	1,419	901
Miscellaneous	5,780	10,228	10,443	11,506	5,850
Recoupment of past waived and/or reimbursed fees — class specific	1,250	2,728	2,536	4,568	3,844

Total expenses	738,178	1,412,132	1,266,631	1,808,814	1,137,103
Less:
Fees waived and/or reimbursed by the Administrator	(403,385)	(742,113)	(709,651)	(894,271)	(606,080)
Transfer agent fees waived and/or reimbursed — class specific	(46,908)	(49,975)	(50,605)	(76,574)	(55,514)

Total expenses after fees waived and/or reimbursed	287,885	620,044	506,375	837,969	475,509

Net investment income	22,041,068	45,883,090	46,273,201	62,195,880	42,072,220

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE APPLICABLE LIFEPATH INDEX MASTER PORTFOLIO
Net realized gain from investments	2,801,608	6,999,035	3,872,502	6,167,849	2,720,980
Net change in unrealized appreciation (depreciation) on investments	79,605,920	187,374,092	215,776,463	318,231,460	230,966,946

Net realized and unrealized gain	82,407,528	194,373,127	219,648,965	324,399,309	233,687,926

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$104,448,596	$240,256,217	$265,922,166	$386,595,189	$275,760,146

See Notes to Financial Statements.

FINANCIAL STATEMENTS	19

Statements of Operations  (continued)

Year Ended December 31, 2017

	BlackRock LifePath Index 2040 Fund	BlackRock LifePath Index 2045 Fund	BlackRock LifePath Index 2050 Fund	BlackRock LifePath Index 2055 Fund	BlackRock LifePath Index 2060 Fund

INVESTMENT INCOME
Net investment income allocated from the applicable LifePath Index Master Portfolio:
Dividends — affiliated	$46,888,328	$28,621,800	$26,834,640	$11,744,605	$1,171,818
Interest — affiliated	3,870,613	904,795	458,290	191,123	17,674
Securities lending income — affiliated — net	11,915	22,618	4,674	3,560	578
Expenses	(1,541,444)	(851,591)	(781,612)	(345,079)	(55,932)
Fees waived	473,564	303,809	277,495	181,752	41,693

Total investment income	49,702,976	29,001,431	26,793,487	11,775,961	1,175,831

FUND EXPENSES
Administration	567,744	317,221	291,184	125,130	10,975
Service and distribution — class specific	447,497	185,689	204,469	86,235	4,087
Transfer agent — class specific	192,152	125,638	132,893	101,290	30,513
Registration	60,264	50,559	49,878	44,484	45,856
Professional	27,241	24,798	27,448	26,630	35,324
Printing	14,463	1,429	9,866	3,924	11,450
Independent Trustees	1,035	544	513	215	—
Offering costs	—	—	—	—	20,222
Miscellaneous	6,344	3,068	3,054	3,703	8,155
Recoupment of past waived and/or reimbursed fees — class specific	10,182	1,389	1,753	1,430	—

Total expenses	1,326,922	710,335	721,058	393,041	166,582
Less:
Fees waived and/or reimbursed by the Administrator	(676,693)	(397,562)	(381,886)	(204,037)	(131,925)
Transfer agent fees waived and/or reimbursed — class specific	(70,327)	(60,080)	(66,042)	(65,588)	(29,480)

Total expenses after fees waived and/or reimbursed	579,902	252,693	273,130	123,416	5,177

Net investment income	49,123,074	28,748,738	26,520,357	11,652,545	1,170,654

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE APPLICABLE LIFEPATH INDEX MASTER PORTFOLIO
Net realized gain from investments	3,490,373	1,341,648	1,220,362	78,355	(40,316)
Net change in unrealized appreciation (depreciation) on investments	286,092,538	168,824,455	157,524,336	67,867,815	5,776,913

Net realized and unrealized gain	289,582,911	170,166,103	158,744,698	67,946,170	5,736,597

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$338,705,985	$198,914,841	$185,265,055	$79,598,715	$6,907,251

See Notes to Financial Statements.

20	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock LifePath Index Retirement Fund		BlackRock LifePath Index 2020 Fund
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$22,041,068	$12,420,122	$45,883,090	$27,520,785
Net realized gain	2,801,608	495,436	6,999,035	987,000
Net change in unrealized appreciation (depreciation)	79,605,920	19,161,625	187,374,092	47,041,353

Net increase in net assets resulting from operations	104,448,596	32,077,183	240,256,217	75,549,138

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(1,502,204)	(1,415,283)	(2,120,092)	(1,809,289)
Investor A	(1,548,585)	(1,099,578)	(3,621,439)	(2,307,356)
Class K	(19,702,532)	(10,239,683)	(41,289,614)	(24,224,618)
From net realized gain:
Institutional	(153,259)	(396,435)	(278,162)	(356,080)
Investor A	(188,179)	(387,014)	(517,986)	(647,953)
Class K	(2,251,902)	(3,507,754)	(5,501,138)	(5,692,807)

Decrease in net assets resulting from distributions to shareholders	(25,346,661)	(17,045,747)	(53,328,431)	(35,038,103)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	345,485,383	295,487,788	543,599,844	561,515,855

NET ASSETS
Total increase in net assets	424,587,318	310,519,224	730,527,630	602,026,890
Beginning of year	810,256,277	499,737,053	1,677,157,019	1,075,130,129

End of year	$1,234,843,595	$810,256,277	$2,407,684,649	$1,677,157,019

Distributions in excess of net investment income, end of year	$(1,994,971)	$(1,298,286)	$(3,694,115)	$(2,546,060)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

	BlackRock LifePath Index 2025 Fund		BlackRock LifePath Index 2030 Fund
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$46,273,201	$22,714,836	$62,195,880	$31,290,335
Net realized gain (loss)	3,872,502	(2,868,393)	6,167,849	(4,141,751)
Net change in unrealized appreciation (depreciation)	215,776,463	48,798,801	318,231,460	70,914,184

Net increase in net assets resulting from operations	265,922,166	68,645,244	386,595,189	98,062,768

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(1,984,489)	(1,594,498)	(2,814,923)	(2,064,771)
Investor A	(2,940,176)	(2,129,053)	(5,372,661)	(2,923,963)
Class K	(42,137,491)	(19,570,027)	(54,934,706)	(27,026,495)
From net realized gain:
Institutional	(108,007)	(162,965)	(162,577)	(287,713)
Investor A	(166,414)	(284,149)	(336,576)	(599,477)
Class K	(2,370,246)	(2,593,407)	(3,216,265)	(4,573,876)
From return of capital:
Institutional	—	(3,595)	—	(2,894)
Investor A	—	(5,289)	—	(4,640)
Class K	—	(39,319)	—	(34,619)

Decrease in net assets resulting from distributions to shareholders	(49,706,823)	(26,382,302)	(66,837,708)	(37,518,448)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	848,663,357	616,967,146	900,282,496	773,637,326

NET ASSETS
Total increase in net assets	1,064,878,700	659,230,088	1,220,039,977	834,181,646
Beginning of year	1,435,743,829	776,513,741	1,910,834,352	1,076,652,706

End of year	$2,500,622,529	$1,435,743,829	$3,130,874,329	$1,910,834,352

Distributions in excess of net investment income, end of year	$(2,292,116)	$(1,503,161)	$(3,002,541)	$(2,076,131)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

22	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock LifePath Index 2035 Fund		BlackRock LifePath Index 2040 Fund
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$42,072,220	$19,162,475	$49,123,074	$22,877,451
Net realized gain (loss)	2,720,980	(4,188,070)	3,490,373	(5,823,261)
Net change in unrealized appreciation (depreciation)	230,966,946	50,669,306	286,092,538	61,242,373

Net increase in net assets resulting from operations	275,760,146	65,643,711	338,705,985	78,296,563

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(1,996,227)	(1,339,405)	(2,277,350)	(1,570,527)
Investor A	(3,058,870)	(2,108,791)	(4,055,384)	(1,909,212)
Class K	(37,463,006)	(16,052,312)	(43,184,615)	(19,751,840)
From net realized gain:
Institutional	(54,536)	(103,800)	(14,733)	(146,130)
Investor A	(89,171)	(208,486)	(28,150)	(283,781)
Class K	(1,046,119)	(1,645,488)	(277,666)	(2,410,320)
From return of capital:
Institutional	—	—	—	(3,352)
Investor A	—	—	—	(4,527)
Class K	—	—	—	(38,380)

Decrease in net assets resulting from distributions to shareholders	(43,707,929)	(21,458,282)	(49,837,898)	(26,118,069)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	714,831,441	516,086,230	690,639,528	551,225,731

NET ASSETS
Total increase in net assets	946,883,658	560,271,659	979,507,615	603,404,225
Beginning of year	1,169,826,844	609,555,185	1,354,698,244	751,294,019

End of year	$2,116,710,502	$1,169,826,844	$2,334,205,859	$1,354,698,244

Distributions in excess of net investment income, end of year	$(1,358,761)	$(912,878)	$(1,489,676)	$(1,095,324)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

	BlackRock LifePath Index 2045 Fund		BlackRock LifePath Index 2050 Fund
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$28,748,738	$11,364,719	$26,520,357	$10,953,086
Net realized gain (loss)	1,341,648	(3,669,490)	1,220,362	(4,050,177)
Net change in unrealized appreciation (depreciation)	168,824,455	33,053,757	157,524,336	31,821,083

Net increase in net assets resulting from operations	198,914,841	40,748,986	185,265,055	38,723,992

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(1,564,110)	(1,050,895)	(1,511,930)	(942,459)
Investor A	(1,677,352)	(1,054,376)	(1,924,919)	(847,800)
Class K	(25,634,876)	(9,413,775)	(23,186,239)	(9,304,550)
From net realized gain:
Institutional	—	(56,706)	—	(54,860)
Investor A	—	(76,305)	—	(73,983)
Class K	—	(718,183)	—	(674,937)
From return of capital:
Institutional	—	(5,451)	—	(2,961)
Investor A	—	(5,844)	—	(2,901)
Class K	—	(42,909)	—	(26,536)

Decrease in net assets resulting from distributions to shareholders	(28,876,338)	(12,424,444)	(26,623,088)	(11,930,987)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	524,323,582	322,019,423	443,592,939	285,927,767

NET ASSETS
Total increase in net assets	694,362,085	350,343,965	602,234,906	312,720,772
Beginning of year	691,569,988	341,226,023	649,788,231	337,067,459

End of year	$1,385,932,073	$691,569,988	$1,252,023,137	$649,788,231

Distributions in excess of net investment income, end of year	$(545,944)	$(422,519)	$(504,644)	$(401,913)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

24	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock LifePath Index 2055 Fund		BlackRock LifePath Index 2060 Fund
	Year Ended December 31,		Year Ended December 31, 2017	Period February 29, 2016(a) to December 31, 2016
	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$11,652,545	$4,057,593	$1,170,654	$83,683
Net realized gain (loss)	78,355	(1,441,659)	(40,316)	(88,577)
Net change in unrealized appreciation (depreciation)	67,867,815	12,158,107	5,776,913	312,377

Net increase in net assets resulting from operations	79,598,715	14,774,041	6,907,251	307,483

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income:
Institutional	(1,077,347)	(564,500)	(16,254)	(1,266)
Investor A	(807,139)	(427,098)	(44,563)	(2,905)
Class K	(9,766,420)	(3,116,295)	(1,109,098)	(81,548)
From net realized gain:
Institutional	—	(38,068)	—	(44)
Investor A	—	(35,292)	—	(145)
Class K	—	(248,468)	—	(3,828)
From return of capital:
Institutional	—	(2,930)	—	(9)
Investor A	—	(2,374)	—	(19)
Class K	—	(14,712)	—	(511)

Decrease in net assets resulting from distributions to shareholders	(11,650,906)	(4,449,737)	(1,169,915)	(90,275)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	259,140,949	133,646,388	58,074,168	10,520,792

NET ASSETS
Total increase in net assets	327,088,758	143,970,692	63,811,504	10,738,000
Beginning of year	250,981,011	107,010,319	10,738,000	—

End of year	$578,069,769	$250,981,011	$74,549,504	$10,738,000

Distributions in excess of net investment income, end of year	$(115,249)	$(116,888)	$(1,297)	$(2,036)

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

FINANCIAL STATEMENTS	25

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath Index Retirement Fund
	Institutional
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$11.33	$10.97	$11.33	$11.05	$10.49

Net investment income(a)	0.25	0.23	0.21	0.21	0.18
Net realized and unrealized gain (loss)	0.96	0.41	(0.25)	0.42	0.62

Net increase (decrease) from investment operations	1.21	0.64	(0.04)	0.63	0.80

Distributions(b):
From net investment income	(0.25)	(0.22)	(0.21)	(0.21)	(0.19)
From net realized gain	(0.03)	(0.06)	(0.11)	(0.14)	(0.05)

Total distributions	(0.28)	(0.28)	(0.32)	(0.35)	(0.24)

Net asset value, end of year	$12.26	$11.33	$10.97	$11.33	$11.05

Total Return(c)
Based on net asset value	10.69%	5.86%	(0.36)%	5.73%	7.68%

Ratios to Average Net Assets(d)(e)
Total expenses	0.17%	0.19%	0.21%	0.23%	0.26%

Total expenses after fees waived and/or reimbursed	0.13%	0.13%	0.14%	0.16%	0.18%

Net investment income	2.10%	2.02%	1.79%	1.82%	1.70%

Supplemental Data
Net assets, end of year (000)	$72,929	$71,606	$68,492	$68,385	$39,793

Portfolio turnover rate of the LifePath Index Master Portfolio(f)	10%	13%	25%	15%	18%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.02%	0.02%	0.03%	0.02%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%	0.02%

(f)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

26	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index Retirement Fund (continued)
	Investor A
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$11.32	$10.97	$11.33	$11.05	$10.49

Net investment income(a)	0.22	0.20	0.17	0.17	0.16
Net realized and unrealized gain (loss)	0.96	0.40	(0.24)	0.43	0.62

Net increase (decrease) from investment operations	1.18	0.60	(0.07)	0.60	0.78

Distributions(b):
From net investment income	(0.22)	(0.19)	(0.18)	(0.18)	(0.17)
From net realized gain	(0.03)	(0.06)	(0.11)	(0.14)	(0.05)

Total distributions	(0.25)	(0.25)	(0.29)	(0.32)	(0.22)

Net asset value, end of year	$12.25	$11.32	$10.97	$11.33	$11.05

Total Return(c)
Based on net asset value	10.43%	5.51%	(0.61)%	5.50%	7.44%

Ratios to Average Net Assets(d)(e)
Total expenses	0.42%	0.44%	0.46%	0.48%	0.51%

Total expenses after fees waived and/or reimbursed	0.38%	0.38%	0.39%	0.41%	0.43%

Net investment income	1.84%	1.75%	1.54%	1.55%	1.45%

Supplemental Data
Net assets, end of year (000)	$89,720	$72,286	$61,886	$55,156	$28,215

Portfolio turnover rate of the LifePath Index Master Portfolio(f)	10%	13%	25%	15%	18%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.02%	0.02%	0.03%	0.02%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%	0.02%

(f)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index Retirement Fund (continued)
	Class K
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$11.32	$10.97	$11.33	$11.05	$10.49

Net investment income(a)	0.26	0.23	0.20	0.21	0.19
Net realized and unrealized gain (loss)	0.95	0.40	(0.23)	0.42	0.61

Net increase (decrease) from investment operations	1.21	0.63	(0.03)	0.63	0.80

Distributions(b):
From net investment income	(0.25)	(0.22)	(0.22)	(0.21)	(0.19)
From net realized gain	(0.03)	(0.06)	(0.11)	(0.14)	(0.05)

Total distributions	(0.28)	(0.28)	(0.33)	(0.35)	(0.24)

Net asset value, end of year	$12.25	$11.32	$10.97	$11.33	$11.05

Total Return(c)
Based on net asset value	10.75%	5.82%	(0.31)%	5.78%	7.72%

Ratios to Average Net Assets(d)(e)
Total expenses	0.12%	0.14%	0.15%	0.19%	0.22%

Total expenses after fees waived and/or reimbursed	0.08%	0.08%	0.09%	0.11%	0.14%

Net investment income	2.13%	2.05%	1.84%	1.87%	1.74%

Supplemental Data
Net assets, end of year (000)	$1,072,195	$666,364	$369,359	$307,946	$253,463

Portfolio turnover rate of the LifePath Index Master Portfolio(f)	10%	13%	25%	15%	18%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.02%	0.02%	0.03%	0.02%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%	0.02%

(f)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

28	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2020 Fund
	Institutional
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$11.61	$11.20	$11.57	$11.25	$10.36

Net investment income(a)	0.26	0.24	0.22	0.22	0.22
Net realized and unrealized gain (loss)	1.15	0.45	(0.27)	0.46	0.94

Net increase (decrease) from investment operations	1.41	0.69	(0.05)	0.68	1.16

Distributions(b):
From net investment income	(0.26)	(0.23)	(0.22)	(0.22)	(0.21)
From net realized gain	(0.03)	(0.05)	(0.10)	(0.14)	(0.06)

Total distributions	(0.29)	(0.28)	(0.32)	(0.36)	(0.27)

Net asset value, end of year	$12.73	$11.61	$11.20	$11.57	$11.25

Total Return(c)
Based on net asset value	12.28%	6.17%	(0.38)%	6.10%	11.32%

Ratios to Average Net Assets(d)(e)
Total expenses	0.17%	0.18%	0.20%	0.22%	0.26%

Total expenses after fees waived and/or reimbursed	0.13%	0.13%	0.14%	0.16%	0.18%

Net investment income	2.16%	2.08%	1.89%	1.93%	1.98%

Supplemental Data
Net assets, end of year (000)	$106,140	$87,573	$89,773	$81,485	$42,447

Portfolio turnover rate of the LifePath Index Master Portfolio(f)	9%	14%	14%	12%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.02%	0.02%	0.01%
Investments in underlying funds	0.03%	0.04%	0.04%	0.04%	0.03%

(f)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2020 Fund (continued)
	Investor A
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$11.59	$11.18	$11.55	$11.23	$10.35

Net investment income(a)	0.23	0.20	0.19	0.19	0.19
Net realized and unrealized gain (loss)	1.15	0.46	(0.26)	0.46	0.94

Net increase (decrease) from investment operations	1.38	0.66	(0.07)	0.65	1.13

Distributions(b):
From net investment income	(0.23)	(0.20)	(0.20)	(0.19)	(0.19)
From net realized gain	(0.03)	(0.05)	(0.10)	(0.14)	(0.06)

Total distributions	(0.26)	(0.25)	(0.30)	(0.33)	(0.25)

Net asset value, end of year	$12.71	$11.59	$11.18	$11.55	$11.23

Total Return(c)
Based on net asset value	12.03%	5.93%	(0.63)%	5.87%	10.99%

Ratios to Average Net Assets(d)(e)
Total expenses	0.42%	0.43%	0.45%	0.47%	0.51%

Total expenses after fees waived and/or reimbursed	0.38%	0.38%	0.39%	0.41%	0.44%

Net investment income	1.90%	1.79%	1.64%	1.68%	1.75%

Supplemental Data
Net assets, end of year (000)	$198,412	$161,273	$109,566	$99,790	$61,996

Portfolio turnover rate of the LifePath Index Master Portfolio(f)	9%	14%	14%	12%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.02%	0.02%	0.01%
Investments in underlying funds	0.03%	0.04%	0.04%	0.04%	0.03%

(f)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

30	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2020 Fund (continued)
	Class K
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$11.61	$11.19	$11.57	$11.25	$10.36

Net investment income(a)	0.27	0.24	0.23	0.23	0.22
Net realized and unrealized gain (loss)	1.15	0.47	(0.28)	0.46	0.94

Net increase (decrease) from investment operations	1.42	0.71	(0.05)	0.69	1.16

Distributions(b):
From net investment income	(0.27)	(0.24)	(0.23)	(0.23)	(0.21)
From net realized gain	(0.03)	(0.05)	(0.10)	(0.14)	(0.06)

Total distributions	(0.30)	(0.29)	(0.33)	(0.37)	(0.27)

Net asset value, end of year	$12.73	$11.61	$11.19	$11.57	$11.25

Total Return(c)
Based on net asset value	12.34%	6.32%	(0.42)%	6.15%	11.36%

Ratios to Average Net Assets(d)(e)
Total expenses	0.11%	0.13%	0.14%	0.17%	0.21%

Total expenses after fees waived and/or reimbursed	0.08%	0.08%	0.09%	0.11%	0.14%

Net investment income	2.21%	2.12%	1.95%	1.98%	2.00%

Supplemental Data
Net assets, end of year (000)	$2,103,133	$1,428,311	$875,791	$699,797	$511,443

Portfolio turnover rate of the LifePath Index Master Portfolio(f)	9%	14%	14%	12%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.02%	0.02%	0.01%
Investments in underlying funds	0.03%	0.04%	0.04%	0.04%	0.03%

(f)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2025 Fund
	Institutional
	Year Ended December 31,
	2017	2016		2015		2014	2013
Net asset value, beginning of year	$11.90	$11.39		$11.74		$11.37	$10.30

Net investment income(a)	0.29	0.25		0.24		0.24	0.25
Net realized and unrealized gain (loss)	1.41	0.53		(0.29)		0.47	1.12

Net increase (decrease) from investment operations	1.70	0.78		(0.05)		0.71	1.37

Distributions(b):
From net investment income	(0.28)	(0.24)		(0.23)		(0.22)	(0.22)
From net realized gain	(0.01)	(0.03)		(0.07)		(0.12)	(0.08)
From return of capital	—	(0.00	)(c)	(0.00	)(c)	—	—

Total distributions	(0.29)	(0.27)		(0.30)		(0.34)	(0.30)

Net asset value, end of year	$13.31	$11.90		$11.39		$11.74	$11.37

Total Return(d)
Based on net asset value	14.38%	6.82%		(0.42)%		6.33%	13.46%

Ratios to Average Net Assets(e)(f)
Total expenses	0.17%	0.18%		0.20%		0.23%	0.27%

Total expenses after fees waived and/or reimbursed	0.13%	0.13%		0.14%		0.16%	0.17%

Net investment income	2.26%	2.16%		2.00%		2.03%	2.25%

Supplemental Data
Net assets, end of year (000)	$102,921	$76,593		$73,993		$53,760	$21,097

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	8%	16%		12%		15%	13%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.01%	0.02%	0.02%
Investments in underlying funds	0.04%	0.06%	0.05%	0.05%	0.04%

(g)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

32	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2025 Fund (continued)
	Investor A
	Year Ended December 31,
	2017	2016		2015		2014	2013
Net asset value, beginning of year	$11.89	$11.38		$11.73		$11.36	$10.30

Net investment income(a)	0.25	0.22		0.20		0.21	0.23
Net realized and unrealized gain (loss)	1.40	0.53		(0.28)		0.48	1.11

Net increase (decrease) from investment operations	1.65	0.75		(0.08)		0.69	1.34

Distributions(b):
From net investment income	(0.24)	(0.21)		(0.20)		(0.20)	(0.20)
From net realized gain	(0.01)	(0.03)		(0.07)		(0.12)	(0.08)
From return of capital	—	(0.00	)(c)	(0.00	)(c)	—	—

Total distributions	(0.25)	(0.24)		(0.27)		(0.32)	(0.28)

Net asset value, end of year	$13.29	$11.89		$11.38		$11.73	$11.36

Total Return(d)
Based on net asset value	14.03%	6.57%		(0.67)%		6.10%	13.13%

Ratios to Average Net Assets(e)(f)
Total expenses	0.41%	0.43%		0.45%		0.48%	0.52%

Total expenses after fees waived and/or reimbursed	0.38%	0.38%		0.39%		0.41%	0.43%

Net investment income	1.98%	1.90%		1.75%		1.77%	2.04%

Supplemental Data
Net assets, end of year (000)	$157,207	$133,514		$104,993		$89,983	$49,232

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	8%	16%		12%		15%	13%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.01%	0.02%	0.02%
Investments in underlying funds	0.04%	0.06%	0.05%	0.05%	0.04%

(g)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2025 Fund (continued)
	Class K
	Year Ended December 31,
	2017	2016		2015		2014	2013
Net asset value, beginning of year	$11.90	$11.39		$11.75		$11.37	$10.30

Net investment income(a)	0.30	0.26		0.24		0.24	0.24
Net realized and unrealized gain (loss)	1.40	0.52		(0.29)		0.49	1.14

Net increase (decrease) from investment operations	1.70	0.78		(0.05)		0.73	1.38

Distributions:(b)
From net investment income	(0.28)	(0.24)		(0.24)		(0.23)	(0.23)
From net realized gain	(0.01)	(0.03)		(0.07)		(0.12)	(0.08)
From return of capital	—	(0.00	)(c)	(0.00	)(c)	—	—

Total distributions	(0.29)	(0.27)		(0.31)		(0.35)	(0.31)

Net asset value, end of year	$13.31	$11.90		$11.39		$11.75	$11.37

Total Return(d)
Based on net asset value	14.43%	6.87%		(0.45)%		6.47%	13.48%

Ratios to Average Net Assets(e)(f)
Total expenses	0.11%	0.13%		0.14%		0.18%	0.23%

Total expenses after fees waived and/or reimbursed	0.07%	0.08%		0.09%		0.11%	0.14%

Net investment income	2.34%	2.19%		2.06%		2.08%	2.16%

Supplemental Data
Net assets, end of year (000)	$2,240,495	$1,225,637		$597,527		$374,396	$208,280

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	8%	16%		12%		15%	13%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.01%	0.02%	0.02%
Investments in underlying funds	0.04%	0.06%	0.05%	0.05%	0.04%

(g)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

34	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2030 Fund
	Institutional
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$11.99	$11.45		$11.86	$11.49	$10.26

Net investment income(a)	0.31	0.26		0.25	0.25	0.25
Net realized and unrealized gain (loss)	1.63	0.56		(0.31)	0.51	1.31

Net increase (decrease) from investment operations	1.94	0.82		(0.06)	0.76	1.56

Distributions(b):
From net investment income	(0.29)	(0.25)		(0.25)	(0.24)	(0.24)
From net realized gain	(0.02)	(0.03)		(0.10)	(0.15)	(0.09)
From return of capital	—	(0.00	)(c)	—	—	—

Total distributions	(0.31)	(0.28)		(0.35)	(0.39)	(0.33)

Net asset value, end of year	$13.62	$11.99		$11.45	$11.86	$11.49

Total Return(d)
Based on net asset value	16.29%	7.23%		(0.55)%	6.58%	15.34%

Ratios to Average Net Assets(e)(f)
Total expenses	0.16%	0.19%		0.20%	0.22%	0.27%

Total expenses after fees waived and/or reimbursed	0.12%	0.13%		0.14%	0.16%	0.19%

Net investment income	2.36%	2.22%		2.08%	2.10%	2.30%

Supplemental Data
Net assets, end of year (000)	$137,120	$99,722		$88,246	$73,640	$32,538

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	7%	19%		12%	20%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.01%	0.01%	0.02%	0.01%
Investments in underlying funds	0.05%	0.07%	0.06%	0.05%	0.04%

(g)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2030 Fund (continued)
	Investor A
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$11.99	$11.45		$11.85	$11.49	$10.26

Net investment income(a)	0.27	0.22		0.22	0.22	0.23
Net realized and unrealized gain (loss)	1.64	0.57		(0.30)	0.50	1.30

Net increase (decrease) from investment operations	1.91	0.79		(0.08)	0.72	1.53

Distributions(b):
From net investment income	(0.26)	(0.22)		(0.22)	(0.21)	(0.21)
From net realized gain	(0.02)	(0.03)		(0.10)	(0.15)	(0.09)
From return of capital	—	(0.00	)(c)	—	—	—

Total distributions	(0.28)	(0.25)		(0.32)	(0.36)	(0.30)

Net asset value, end of year	$13.62	$11.99		$11.45	$11.85	$11.49

Total Return(d)
Based on net asset value	16.01%	6.98%		(0.80)%	6.26%	15.09%

Ratios to Average Net Assets(e)(f)
Total expenses	0.41%	0.43%		0.45%	0.47%	0.52%

Total expenses after fees waived and/or reimbursed	0.37%	0.38%		0.39%	0.41%	0.45%

Net investment income	2.10%	1.90%		1.84%	1.84%	2.10%

Supplemental Data
Net assets, end of year (000)	$284,679	$209,757		$117,745	$111,333	$62,487

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	7%	19%		12%	20%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.01%	0.01%	0.02%	0.01%
Investments in underlying funds	0.05%	0.07%	0.06%	0.05%	0.04%

(g)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

36	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2030 Fund (continued)
	Class K
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$11.98	$11.44		$11.85	$11.48	$10.25

Net investment income(a)	0.31	0.27		0.26	0.25	0.26
Net realized and unrealized gain (loss)	1.64	0.55		(0.32)	0.51	1.30

Net increase (decrease) from investment operations	1.95	0.82		(0.06)	0.76	1.56

Distributions(b):
From net investment income	(0.30)	(0.25)		(0.25)	(0.24)	(0.24)
From net realized gain	(0.02)	(0.03)		(0.10)	(0.15)	(0.09)
From return of capital	—	(0.00	)(c)	—	—	—

Total distributions	(0.32)	(0.28)		(0.35)	(0.39)	(0.33)

Net asset value, end of year	$13.61	$11.98		$11.44	$11.85	$11.48

Total Return(d)
Based on net asset value	16.36%	7.29%		(0.50)%	6.64%	15.40%

Ratios to Average Net Assets(e)(f)
Total expenses	0.10%	0.13%		0.14%	0.17%	0.22%

Total expenses after fees waived and/or reimbursed	0.07%	0.08%		0.09%	0.11%	0.15%

Net investment income	2.40%	2.27%		2.15%	2.14%	2.32%

Supplemental Data
Net assets, end of year (000)	$2,709,075	$1,601,355		$870,661	$633,093	$433,320

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	7%	19%		12%	20%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.01%	0.01%	0.02%	0.01%
Investments in underlying funds	0.05%	0.07%	0.06%	0.05%	0.04%

(g)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2035 Fund
	Institutional
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$12.19	$11.58		$11.98	$11.57	$10.21

Net investment income(a)	0.33	0.27		0.26	0.26	0.29
Net realized and unrealized gain (loss)	1.88	0.61		(0.32)	0.51	1.43

Net increase (decrease) from investment operations	2.21	0.88		(0.06)	0.77	1.72

Distributions(b):
From net investment income	(0.31)	(0.25)		(0.26)	(0.24)	(0.25)
From net realized gain	(0.01)	(0.02)		(0.08)	(0.12)	(0.11)
From return of capital	—	(0.00	)(c)	—	—	—

Total distributions	(0.32)	(0.27)		(0.34)	(0.36)	(0.36)

Net asset value, end of year	$14.08	$12.19		$11.58	$11.98	$11.57

Total Return(d)
Based on net asset value	18.22%	7.69%		(0.53)%	6.68%	16.98%

Ratios to Average Net Assets(e)(f)
Total expenses	0.16%	0.18%		0.20%	0.24%	0.28%

Total expenses after fees waived and/or reimbursed	0.11%	0.12%		0.13%	0.15%	0.18%

Net investment income	2.47%	2.30%		2.19%	2.18%	2.59%

Supplemental Data
Net assets, end of year (000)	$97,302	$61,939		$57,253	$37,073	$10,605

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	6%	22%		10%	25%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.02%	0.02%	0.02%	0.03%
Investments in underlying funds	0.05%	0.08%	0.07%	0.06%	0.05%

(g)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

38	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2035 Fund (continued)
	Investor A
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$12.16	$11.56		$11.96	$11.56	$10.20

Net investment income(a)	0.29	0.24		0.23	0.23	0.25
Net realized and unrealized gain (loss)	1.88	0.60		(0.32)	0.51	1.45

Net increase (decrease) from investment operations	2.17	0.84		(0.09)	0.74	1.70

Distributions(b):
From net investment income	(0.28)	(0.22)		(0.23)	(0.22)	(0.23)
From net realized gain	(0.01)	(0.02)		(0.08)	(0.12)	(0.11)
From return of capital	—	(0.00	)(c)	—	—	—

Total distributions	(0.29)	(0.24)		(0.31)	(0.34)	(0.34)

Net asset value, end of year	$14.04	$12.16		$11.56	$11.96	$11.56

Total Return(d)
Based on net asset value	17.89%	7.36%		(0.78)%	6.37%	16.74%

Ratios to Average Net Assets(e)(f)
Total expenses	0.41%	0.42%		0.45%	0.48%	0.54%

Total expenses after fees waived and/or reimbursed	0.36%	0.37%		0.38%	0.41%	0.44%

Net investment income	2.17%	2.05%		1.95%	1.91%	2.29%

Supplemental Data
Net assets, end of year (000)	$158,712	$124,021		$94,830	$83,587	$38,107

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	6%	22%		10%	25%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.02%	0.02%	0.02%	0.03%
Investments in underlying funds	0.05%	0.08%	0.07%	0.06%	0.05%

(g)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2035 Fund (continued)
	Class K
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$12.18	$11.57		$11.98	$11.56	$10.20

Net investment income(a)	0.34	0.28		0.27	0.26	0.27
Net realized and unrealized gain (loss)	1.88	0.61		(0.33)	0.53	1.45

Net increase (decrease) from investment operations	2.22	0.89		(0.06)	0.79	1.72

Distributions(b):
From net investment income	(0.32)	(0.26)		(0.27)	(0.25)	(0.25)
From net realized gain	(0.01)	(0.02)		(0.08)	(0.12)	(0.11)
From return of capital	—	(0.00	)(c)	—	—	—

Total distributions	(0.33)	(0.28)		(0.35)	(0.37)	(0.36)

Net asset value, end of year	$14.07	$12.18		$11.57	$11.98	$11.56

Total Return(d)
Based on net asset value	18.29%	7.74%		(0.56)%	6.82%	17.02%

Ratios to Average Net Assets(e)(f)
Total expenses	0.10%	0.12%		0.14%	0.19%	0.25%

Total expenses after fees waived and/or reimbursed	0.06%	0.07%		0.08%	0.11%	0.15%

Net investment income	2.52%	2.33%		2.26%	2.22%	2.44%

Supplemental Data
Net assets, end of year (000)	$1,860,697	$983,867		$457,472	$289,331	$158,455

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	6%	22%		10%	25%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.02%	0.02%	0.02%	0.03%
Investments in underlying funds	0.05%	0.08%	0.07%	0.06%	0.05%

(g)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

40	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2040 Fund
	Institutional
	Year Ended December 31,
	2017		2016		2015	2014	2013
Net asset value, beginning of year	$12.29		$11.65		$12.11	$11.69	$10.18

Net investment income(a)	0.35		0.28		0.28	0.27	0.28
Net realized and unrealized gain (loss)	2.08		0.65		(0.36)	0.54	1.60

Net increase (decrease) from investment operations	2.43		0.93		(0.08)	0.81	1.88

Distributions(b):
From net investment income	(0.33)		(0.26)		(0.27)	(0.26)	(0.26)
From net realized gain	(0.00	)(c)	(0.03)		(0.11)	(0.13)	(0.11)
From return of capital	—		(0.00	)(c)	—	—	—

Total distributions	(0.33)		(0.29)		(0.38)	(0.39)	(0.37)

Net asset value, end of year	$14.39		$12.29		$11.65	$12.11	$11.69

Total Return(d)
Based on net asset value	19.89%		8.05%		(0.69)%	6.94%	18.61%

Ratios to Average Net Assets(e)(f)
Total expenses	0.15%		0.18%		0.20%	0.23%	0.29%

Total expenses after fees waived and/or reimbursed	0.11%		0.12%		0.13%	0.16%	0.20%

Net investment income	2.56%		2.36%		2.26%	2.23%	2.55%

Supplemental Data
Net assets, end of year (000)	$107,509		$68,324		$66,512	$50,054	$19,346

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	6%		26%		11%	29%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.02%	0.02%	0.02%	0.02%
Investments in underlying funds	0.06%	0.09%	0.07%	0.06%	0.05%

(g)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2040 Fund (continued)
	Investor A
	Year Ended December 31,
	2017		2016		2015	2014	2013
Net asset value, beginning of year	$12.27		$11.64		$12.09	$11.68	$10.17

Net investment income(a)	0.31		0.24		0.25	0.24	0.27
Net realized and unrealized gain (loss)	2.07		0.66		(0.35)	0.53	1.58

Net increase (decrease) from investment operations	2.38		0.90		(0.10)	0.77	1.85

Distributions(b):
From net investment income	(0.29)		(0.24)		(0.24)	(0.23)	(0.23)
From net realized gain	(0.00	)(c)	(0.03)		(0.11)	(0.13)	(0.11)
From return of capital	—		(0.00	)(c)	—	—	—

Total distributions	(0.29)		(0.27)		(0.35)	(0.36)	(0.34)

Net asset value, end of year	$14.36		$12.27		$11.64	$12.09	$11.68

Total Return(d)
Based on net asset value	19.56%		7.72%		(0.94)%	6.62%	18.38%

Ratios to Average Net Assets(e)(f)
Total expenses	0.40%		0.43%		0.45%	0.48%	0.53%

Total expenses after fees waived and/or reimbursed	0.36%		0.37%		0.38%	0.41%	0.45%

Net investment income	2.29%		2.02%		2.02%	1.98%	2.39%

Supplemental Data
Net assets, end of year (000)	$204,873		$134,897		$69,660	$58,952	$31,753

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	6%		26%		11%	29%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.02%	0.02%	0.02%	0.02%
Investments in underlying funds	0.06%	0.09%	0.07%	0.06%	0.05%

(g)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

42	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2040 Fund (continued)
	Class K
	Year Ended December 31,
	2017		2016		2015	2014	2013
Net asset value, beginning of year	$12.29		$11.65		$12.10	$11.69	$10.18

Net investment income(a)	0.35		0.28		0.28	0.27	0.29
Net realized and unrealized gain (loss)	2.08		0.66		(0.34)	0.53	1.59

Net increase (decrease) from investment operations	2.43		0.94		(0.06)	0.80	1.88

Distributions(b):
From net investment income	(0.33)		(0.27)		(0.28)	(0.26)	(0.26)
From net realized gain	(0.00	)(c)	(0.03)		(0.11)	(0.13)	(0.11)
From return of capital	—		(0.00	)(c)	—	—	—

Total distributions	(0.33)		(0.30)		(0.39)	(0.39)	(0.37)

Net asset value, end of year	$14.39		$12.29		$11.65	$12.10	$11.69

Total Return(d)
Based on net asset value	19.95%		8.10%		(0.56)%	6.90%	18.66%

Ratios to Average Net Assets(e)(f)
Total expenses	0.10%		0.12%		0.14%	0.18%	0.24%

Total expenses after fees waived and/or reimbursed	0.06%		0.07%		0.08%	0.11%	0.15%

Net investment income	2.60%		2.39%		2.33%	2.27%	2.58%

Supplemental Data
Net assets, end of year (000)	$2,021,824		$1,151,477		$615,122	$437,342	$275,471

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	6%		26%		11%	29%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.02%	0.02%	0.02%	0.02%
Investments in underlying funds	0.06%	0.09%	0.07%	0.06%	0.05%

(g)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2045 Fund
	Institutional
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$12.48	$11.80		$12.25	$11.78	$10.13

Net investment income(a)	0.36	0.29		0.29	0.29	0.34
Net realized and unrealized gain (loss)	2.25	0.68		(0.37)	0.54	1.69

Net increase (decrease) from investment operations	2.61	0.97		(0.08)	0.83	2.03

Distributions(b):
From net investment income	(0.34)	(0.27)		(0.28)	(0.26)	(0.27)
From net realized gain	—	(0.02)		(0.09)	(0.10)	(0.11)
From return of capital	—	(0.00	)(c)	—	—	—

Total distributions	(0.34)	(0.29)		(0.37)	(0.36)	(0.38)

Net asset value, end of year	$14.75	$12.48		$11.80	$12.25	$11.78

Total Return(d)
Based on net asset value	21.03%	8.23%		(0.70)%	7.07%	20.18%

Ratios to Average Net Assets(e)(f)
Total expenses	0.15%	0.18%		0.21%	0.26%	0.35%

Total expenses after fees waived and/or reimbursed	0.10%	0.11%		0.12%	0.15%	0.20%

Net investment income	2.63%	2.39%		2.32%	2.35%	3.01%

Supplemental Data
Net assets, end of year (000)	$74,092	$45,760		$45,228	$27,964	$4,117

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	6%	26%		10%	30%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.04%	0.03%	0.03%	0.05%
Investments in underlying funds	0.06%	0.10%	0.08%	0.07%	0.05%

(g)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

44	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2045 Fund (continued)
	Investor A
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$12.46	$11.78		$12.23	$11.77	$10.12

Net investment income(a)	0.32	0.26		0.26	0.25	0.29
Net realized and unrealized gain (loss)	2.25	0.68		(0.37)	0.54	1.72

Net increase (decrease) from investment operations	2.57	0.94		(0.11)	0.79	2.01

Distributions(b):
From net investment income	(0.30)	(0.24)		(0.25)	(0.23)	(0.25)
From net realized gain	—	(0.02)		(0.09)	(0.10)	(0.11)
From return of capital	—	(0.00	)(c)	—	—	—

Total distributions	(0.30)	(0.26)		(0.34)	(0.33)	(0.36)

Net asset value, end of year	$14.73	$12.46		$11.78	$12.23	$11.77

Total Return(d)
Based on net asset value	20.77%	8.00%		(0.94)%	6.74%	19.96%

Ratios to Average Net Assets(e)(f)
Total expenses	0.40%	0.42%		0.46%	0.51%	0.58%

Total expenses after fees waived and/or reimbursed	0.35%	0.36%		0.37%	0.40%	0.44%

Net investment income	2.32%	2.15%		2.09%	2.04%	2.61%

Supplemental Data
Net assets, end of year (000)	$83,711	$61,642		$43,155	$33,859	$16,428

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	6%	26%		10%	30%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.04%	0.03%	0.03%	0.06%
Investments in underlying funds	0.06%	0.10%	0.08%	0.07%	0.05%

(g)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2045 Fund (continued)
	Class K
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$12.49	$11.81		$12.26	$11.79	$10.13

Net investment income(a)	0.38	0.29		0.29	0.28	0.30
Net realized and unrealized gain (loss)	2.23	0.68		(0.37)	0.55	1.74

Net increase (decrease) from investment operations	2.61	0.97		(0.08)	0.83	2.04

Distributions(b):
From net investment income	(0.34)	(0.27)		(0.28)	(0.26)	(0.27)
From net realized gain	—	(0.02)		(0.09)	(0.10)	(0.11)
From return of capital	—	(0.00	)(c)	—	—	—

Total distributions	(0.34)	(0.29)		(0.37)	(0.36)	(0.38)

Net asset value, end of year	$14.76	$12.49		$11.81	$12.26	$11.79

Total Return(d)
Based on net asset value	21.07%	8.28%		(0.64)%	7.10%	20.32%

Ratios to Average Net Assets(e)(f)
Total expenses	0.09%	0.13%		0.15%	0.22%	0.31%

Total expenses after fees waived and/or reimbursed	0.05%	0.06%		0.07%	0.10%	0.15%

Net investment income	2.72%	2.44%		2.39%	2.33%	2.73%

Supplemental Data
Net assets, end of year (000)	$1,228,130	$584,168		$252,843	$164,934	$84,015

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	6%	26%		10%	30%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.04%	0.03%	0.03%	0.06%
Investments in underlying funds	0.06%	0.10%	0.08%	0.07%	0.05%

(g)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

46	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2050 Fund
	Institutional
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$12.65	$11.95		$12.41	$11.91	$10.11

Net investment income(a)	0.37	0.29		0.29	0.29	0.34
Net realized and unrealized gain (loss)	2.32	0.70		(0.38)	0.57	1.82

Net increase (decrease) from investment operations	2.69	0.99		(0.09)	0.86	2.16

Distributions(b):
From net investment income	(0.35)	(0.27)		(0.28)	(0.26)	(0.27)
From net realized gain	—	(0.02)		(0.09)	(0.10)	(0.09)
From return of capital	—	(0.00	)(c)	—	—	—

Total distributions	(0.35)	(0.29)		(0.37)	(0.36)	(0.36)

Net asset value, end of year	$14.99	$12.65		$11.95	$12.41	$11.91

Total Return(d)
Based on net asset value	21.38%	8.36%		(0.72)%	7.23%	21.56%

Ratios to Average Net Assets(e)(f)
Total expenses	0.15%	0.19%		0.22%	0.27%	0.34%

Total expenses after fees waived and/or reimbursed	0.10%	0.11%		0.12%	0.15%	0.20%

Net investment income	2.68%	2.40%		2.32%	2.33%	3.03%

Supplemental Data
Net assets, end of year (000)	$70,450	$40,196		$38,476	$24,618	$7,679

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	5%	28%		14%	22%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.04%	0.03%	0.03%	0.06%
Investments in underlying funds	0.06%	0.10%	0.09%	0.08%	0.06%

(g)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2050 Fund (continued)
	Investor A
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$12.62	$11.93		$12.39	$11.89	$10.10

Net investment income(a)	0.33	0.25		0.26	0.26	0.32
Net realized and unrealized gain (loss)	2.32	0.71		(0.38)	0.57	1.81

Net increase (decrease) from investment operations	2.65	0.96		(0.12)	0.83	2.13

Distributions(b):
From net investment income	(0.31)	(0.25)		(0.25)	(0.23)	(0.25)
From net realized gain	—	(0.02)		(0.09)	(0.10)	(0.09)
From return of capital	—	(0.00	)(c)	—	—	—

Total distributions	(0.31)	(0.27)		(0.34)	(0.33)	(0.34)

Net asset value, end of year	$14.96	$12.62		$11.93	$12.39	$11.89

Total Return(d)
Based on net asset value	21.14%	8.04%		(0.96)%	7.01%	21.25%

Ratios to Average Net Assets(e)(f)
Total expenses	0.40%	0.43%		0.46%	0.52%	0.59%

Total expenses after fees waived and/or reimbursed	0.35%	0.36%		0.37%	0.40%	0.45%

Net investment income	2.40%	2.07%		2.09%	2.08%	2.85%

Supplemental Data
Net assets, end of year (000)	$95,477	$60,051		$27,413	$22,053	$12,103

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	5%	28%		14%	22%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.04%	0.03%	0.03%	0.06%
Investments in underlying funds	0.06%	0.10%	0.09%	0.08%	0.06%

(g)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

48	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2050 Fund (continued)
	Class K
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$12.65	$11.95		$12.41	$11.91	$10.11

Net investment income(a)	0.39	0.30		0.30	0.29	0.32
Net realized and unrealized gain (loss)	2.30	0.70		(0.38)	0.58	1.85

Net increase (decrease) from investment operations	2.69	1.00		(0.08)	0.87	2.17

Distributions(b):
From net investment income	(0.35)	(0.28)		(0.29)	(0.27)	(0.28)
From net realized gain	—	(0.02)		(0.09)	(0.10)	(0.09)
From return of capital	—	(0.00	)(c)	—	—	—

Total distributions	(0.35)	(0.30)		(0.38)	(0.37)	(0.37)

Net asset value, end of year	$14.99	$12.65		$11.95	$12.41	$11.91

Total Return(d)
Based on net asset value	21.43%	8.41%		(0.67)%	7.28%	21.61%

Ratios to Average Net Assets(e)(f)
Total expenses	0.10%	0.13%		0.16%	0.23%	0.33%

Total expenses after fees waived and/or reimbursed	0.05%	0.06%		0.07%	0.10%	0.15%

Net investment income	2.73%	2.45%		2.39%	2.37%	2.88%

Supplemental Data
Net assets, end of year (000)	$1,086,096	$549,541		$271,178	$186,198	$83,933

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	5%	28%		14%	22%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.04%	0.03%	0.03%	0.06%
Investments in underlying funds	0.06%	0.10%	0.09%	0.08%	0.06%

(g)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2055 Fund
	Institutional
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$12.88	$12.17		$12.60	$12.05	$10.05

Net investment income(a)	0.39	0.30		0.30	0.31	0.37
Net realized and unrealized gain (loss)	2.35	0.71		(0.38)	0.58	1.91

Net increase (decrease) from investment operations	2.74	1.01		(0.08)	0.89	2.28

Distributions(b):
From net investment income	(0.35)	(0.28)		(0.28)	(0.27)	(0.28)
From net realized gain	—	(0.02)		(0.07)	(0.07)	—
From return of capital	—	(0.00	)(c)	—	—	—

Total distributions	(0.35)	(0.30)		(0.35)	(0.34)	(0.28)

Net asset value, end of year	$15.27	$12.88		$12.17	$12.60	$12.05

Total Return(d)
Based on net asset value	21.38%	8.32%		(0.64)%	7.46%	22.91%

Ratios to Average Net Assets(e)(f)
Total expenses	0.16%	0.23%		0.30%	0.43%	0.75%

Total expenses after fees waived and/or reimbursed	0.09%	0.10%		0.11%	0.13%	0.20%

Net investment income	2.73%	2.45%		2.39%	2.50%	3.25%

Supplemental Data
Net assets, end of year (000)	$52,487	$26,561		$19,214	$7,874	$896

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	5%	33%		17%	22%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.04%	0.06%	0.05%	0.10%	0.26%
Investments in underlying funds	0.07%	0.11%	0.09%	0.09%	0.06%

(g)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

50	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2055 Fund (continued)
	Investor A
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$12.86	$12.15		$12.58	$12.04	$10.05

Net investment income(a)	0.34	0.27		0.27	0.27	0.33
Net realized and unrealized gain (loss)	2.35	0.71		(0.38)	0.58	1.92

Net increase (decrease) from investment operations	2.69	0.98		(0.11)	0.85	2.25

Distributions(b):
From net investment income	(0.31)	(0.25)		(0.25)	(0.24)	(0.26)
From net realized gain	—	(0.02)		(0.07)	(0.07)	—
From return of capital	—	(0.00	)(c)	—	—	—

Total distributions	(0.31)	(0.27)		(0.32)	(0.31)	(0.26)

Net asset value, end of year	$15.24	$12.86		$12.15	$12.58	$12.04

Total Return(d)
Based on net asset value	21.05%	8.10%		(0.88)%	7.13%	22.55%

Ratios to Average Net Assets(e)(f)
Total expenses	0.41%	0.46%		0.53%	0.69%	0.91%

Total expenses after fees waived and/or reimbursed	0.34%	0.34%		0.36%	0.40%	0.44%

Net investment income	2.41%	2.19%		2.13%	2.14%	2.87%

Supplemental Data
Net assets, end of year (000)	$41,580	$27,026		$13,140	$8,945	$4,696

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	5%	33%		17%	22%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.04%	0.06%	0.05%	0.10%	0.27%
Investments in underlying funds	0.07%	0.11%	0.09%	0.09%	0.06%

(g)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2055 Fund (continued)
	Class K
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$12.88	$12.17		$12.60	$12.05	$10.05

Net investment income(a)	0.41	0.31		0.31	0.30	0.34
Net realized and unrealized gain (loss)	2.33	0.70		(0.38)	0.60	1.95

Net increase (decrease) from investment operations	2.74	1.01		(0.07)	0.90	2.29

Distributions(b):
From net investment income	(0.35)	(0.28)		(0.29)	(0.28)	(0.29)
From net realized gain	—	(0.02)		(0.07)	(0.07)	—
From return of capital	—	(0.00	)(c)	—	—	—

Total distributions	(0.35)	(0.30)		(0.36)	(0.35)	(0.29)

Net asset value, end of year	$15.27	$12.88		$12.17	$12.60	$12.05

Total Return(d)
Based on net asset value	21.43%	8.37%		(0.60)%	7.50%	22.95%

Ratios to Average Net Assets(e)(f)
Total expenses	0.10%	0.18%		0.24%	0.42%	0.70%

Total expenses after fees waived and/or reimbursed	0.04%	0.04%		0.06%	0.10%	0.15%

Net investment income	2.79%	2.50%		2.43%	2.44%	3.05%

Supplemental Data
Net assets, end of year (000)	$484,002	$197,394		$74,656	$45,039	$18,345

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	5%	33%		17%	22%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.04%	0.06%	0.05%	0.10%	0.28%
Investments in underlying funds	0.07%	0.11%	0.09%	0.09%	0.06%

(g)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

52	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2060 Fund
	Institutional
	Year Ended 12/31/17	Period from 02/29/16 (a) to 12/31/16
Net asset value, beginning of period	$11.36	$10.00

Net investment income(b)	0.39	0.33
Net realized and unrealized gain	2.03	1.21

Net increase from investment operations	2.42	1.54

Distributions(c):
From net investment income	(0.28)	(0.18)
From net realized gain	—	(0.00	)(d)
From return of capital	—	(0.00	)(d)

Total distributions	(0.28)	(0.18)

Net asset value, end of period	$13.50	$11.36

Total Return(e)
Based on net asset value	21.38%	15.50	%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.54%	9.54	%(i)(j)

Total expenses after fees waived and/or reimbursed	0.09%	0.11	%(i)

Net investment income	3.05%	3.56	%(i)

Supplemental Data
Net assets, end of year (000)	$1,021	$118

Portfolio turnover rate of the LifePath Index Master Portfolio(k)	1%	71%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(h)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended 12/31/17	Period 02/29/16 (a) to 12/31/16
Allocated fees waived	0.11%	2.41%
Investments in underlying funds	0.07%	0.12%

(i)	Annualized.
(j)	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 11.15%.
(k)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2060 Fund (continued)
	Investor A
	Year Ended 12/31/17	Period from 02/29/16 (a) to 12/31/16
Net asset value, beginning of period	$11.35	$10.00

Net investment income(b)	0.36	0.26
Net realized and unrealized gain	2.02	1.26

Net increase from investment operations	2.38	1.52

Distributions(c):
From net investment income	(0.25)	(0.17)
From net realized gain	—	(0.00	)(d)
From return of capital	—	(0.00	)(d)

Total distributions	(0.25)	(0.17)

Net asset value, end of period	$13.48	$11.35

Total Return(e)
Based on net asset value	21.06%	15.24	%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.74%	6.36	%(i)(j)

Total expenses after fees waived and/or reimbursed	0.34%	0.34	%(i)

Net investment income	2.85%	2.85	%(i)

Supplemental Data
Net assets, end of year (000)	$2,950	$386

Portfolio turnover rate of the LifePath Index Master Portfolio(k)	1%	71%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(h)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended 12/31/17	Period 02/29/16 (a) to 12/31/16
Allocated fees waived	0.11%	1.68%
Investments in underlying funds	0.07%	0.12%

(i)	Annualized.
(j)	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.39%.
(k)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

54	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2060 Fund (continued)
	Class K
	Year Ended 12/31/17	Period from 02/29/16 (a) to 12/31/16
Net asset value, beginning of period	$11.36	$10.00

Net investment income(b)	0.41	0.25
Net realized and unrealized gain	2.02	1.30

Net increase from investment operations	2.43	1.55

Distributions(c):
From net investment income	(0.28)	(0.19)
From net realized gain	—	(0.00	)(d)
From return of capital	—	(0.00	)(d)

Total distributions	(0.28)	(0.19)

Net asset value, end of period	$13.51	$11.36

Total Return(e)
Based on net asset value	21.51%	15.54	%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.48%	5.07	%(i)(j)

Total expenses after fees waived and/or reimbursed	0.04%	0.04	%(i)

Net investment income	3.20%	2.72	%(i)

Supplemental Data
Net assets, end of year (000)	$70,579	$10,233

Portfolio turnover rate of the LifePath Index Master Portfolio(k)	1%	71%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(h)	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended 12/31/17	Period 02/29/16 (a) to 12/31/16
Allocated fees waived	0.11%	1.47%
Investments in underlying funds	0.07%	0.12%

(i)	Annualized.
(j)	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 5.94%.
(k)	Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS	55

Notes to Financial Statements	BlackRock Funds III

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following series of the Trust are referred to herein collectively as the “LifePath Index Funds” or individually, as a “LifePath Index Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Index Retirement Fund	LifePath Index Retirement Fund	Diversified
BlackRock LifePath® Index 2020 Fund	LifePath Index 2020 Fund	Diversified
BlackRock LifePath® Index 2025 Fund	LifePath Index 2025 Fund	Diversified
BlackRock LifePath® Index 2030 Fund	LifePath Index 2030 Fund	Diversified
BlackRock LifePath® Index 2035 Fund	LifePath Index 2035 Fund	Diversified
BlackRock LifePath® Index 2040 Fund	LifePath Index 2040 Fund	Diversified
BlackRock LifePath® Index 2045 Fund	LifePath Index 2045 Fund	Diversified
BlackRock LifePath® Index 2050 Fund	LifePath Index 2050 Fund	Diversified
BlackRock LifePath® Index 2055 Fund	LifePath Index 2055 Fund	Diversified
BlackRock LifePath® Index 2060 Fund	LifePath Index 2060 Fund	Diversified

Each LifePath Index Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): LifePath® Index Retirement Master Portfolio, LifePath® Index 2020 Master Portfolio, LifePath® Index 2025 Master Portfolio, LifePath® Index 2030 Master Portfolio, LifePath® Index 2035 Master Portfolio, LifePath® Index 2040 Master Portfolio, LifePath® Index 2045 Master Portfolio, LifePath® Index 2050 Master Portfolio, LifePath® Index 2055 Master Portfolio and LifePath® Index 2060 Master Portfolio (each, a “LifePath Index Master Portfolio” and together, the “LifePath Index Master Portfolios”). MIP is an affiliate of the Trust. Each LifePath Index Master Portfolio has the same investment objective and strategies as its corresponding LifePath Index Fund. The value of each LifePath Index Fund’s investment in its corresponding LifePath Index Master Portfolio reflects the LifePath Index Fund’s proportionate interest in the net assets of the LifePath Index Master Portfolio. The performance of the LifePath Index Funds is directly affected by the performance of the LifePath Index Master Portfolios. At December 31, 2017, the percentage of the LifePath Index Master Portfolio owned by the corresponding LifePath Index Fund was 100%. As such, the financial statements of the LifePath Index Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the LifePath Index Funds’ financial statements.

Each LifePath Index Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions and, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold without a sales charge and are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K	No	No	None

The LifePath Index Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Index Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from each LifePath Index Master Portfolio are accounted for on a trade date basis. Each LifePath Index Fund records its proportionate share of its LifePath Index Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the LifePath Index Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a LifePath Index Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the LifePath Index 2060 Fund were expensed by the LifePath Index 2060 Fund and reimbursed by BlackRock Advisors, LLC (“BAL” or the “Administrator”). Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Indemnifications: In the normal course of business, a LifePath Index Fund enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Index Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Index Fund, which cannot be predicted with any certainty.

56	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	BlackRock Funds III

Other: Expenses directly related to a LifePath Index Fund or its classes are charged to that LifePath Index Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the LifePath Index Funds and other shared expenses prorated to the LifePath Index Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The LifePath Index Funds’ policy is to value their financial instruments at fair value. Each LifePath Index Fund records its investment in its LifePath Index Master Portfolio at fair value based on the LifePath Index Funds’ proportionate interest in the net assets of the LifePath Index Master Portfolio. Valuation of securities held by the LifePath Index Master Portfolios is discussed in Note 3 of the LifePath Index Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the LifePath Index Funds, entered into an Administration Agreement with BAL, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL is entitled to receive for these administrative services an annual fee of 0.03% based on the average daily net assets of each LifePath Index Fund.

Service and Distribution Fees: The Trust, on behalf of the LifePath Index Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each LifePath Index Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets of each LifePath Index Fund’s Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the LifePath Index Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended December 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of each LifePath Index Fund:

Service and Distribution Fees	Investor A
LifePath Index Retirement Fund	$208,625
LifePath Index 2020 Fund	$472,657
LifePath Index 2025 Fund	$381,656
LifePath Index 2030 Fund	$645,942
LifePath Index 2035 Fund	$362,400
LifePath Index 2040 Fund	$447,497
LifePath Index 2045 Fund	$185,689
LifePath Index 2050 Fund	$204,469
LifePath Index 2055 Fund	$86,235
LifePath Index 2060 Fund	$4,087

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the LifePath Index Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2017, the LifePath Index Funds did not pay any amounts to affiliates in return for these services.

The Administrator maintains a call center that is responsible for providing certain shareholder services to the LifePath Index Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the year ended December 31, 2017, each LifePath Index Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Total
LifePath Index Retirement Fund	$326	$924	$2,872	$4,122
LifePath Index 2020 Fund	344	1,529	1,467	3,340
LifePath Index 2025 Fund	334	1,398	4,010	5,742
LifePath Index 2030 Fund	419	1,890	5,778	8,087
LifePath Index 2035 Fund	326	1,419	3,369	5,114
LifePath Index 2040 Fund	413	1,483	4,534	6,430
LifePath Index 2045 Fund	244	1,273	2,177	3,694
LifePath Index 2050 Fund	321	1,613	2,963	4,897
LifePath Index 2055 Fund	254	1,350	1,296	2,900
LifePath Index 2060 Fund	65	140	407	612

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (continued)	BlackRock Funds III

For the year ended December 31, 2017, the following table shows the class specific transfer agent fees borne directly by each class of each LifePath Index Fund:

	Institutional	Investor A	Class K	Total
LifePath Index Retirement Fund	$39,106	$44,345	$40,328	$123,779
LifePath Index 2020 Fund	51,658	99,265	39,437	190,360
LifePath Index 2025 Fund	47,961	80,158	40,394	168,513
LifePath Index 2030 Fund	63,084	144,257	52,418	259,759
LifePath Index 2035 Fund	42,660	78,222	43,499	164,381
LifePath Index 2040 Fund	44,268	94,789	53,095	192,152
LifePath Index 2045 Fund	34,663	44,708	46,267	125,638
LifePath Index 2050 Fund	31,066	45,766	56,061	132,893
LifePath Index 2055 Fund	26,331	23,041	51,918	101,290
LifePath Index 2060 Fund	671	1,664	28,178	30,513

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each LifePath Index Fund, BFA and BAL contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each LifePath Index Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:

	Contractual Caps through April 30, 2018(a)			Contractual Caps through April 30, 2027(a)
	Institutional	Investor A	Class K	Institutional	Investor A	Class K
LifePath Index Retirement Fund	0.10%	0.35%	0.05%	1.10%	1.35%	1.05%
LifePath Index 2020 Fund	0.10	0.35	0.05	1.10	1.35	1.05
LifePath Index 2025 Fund	0.10	0.35	0.05	1.10	1.35	1.05
LifePath Index 2030 Fund	0.09	0.34	0.04	1.09	1.34	1.04
LifePath Index 2035 Fund	0.09	0.34	0.04	1.10	1.35	1.05
LifePath Index 2040 Fund	0.08	0.33	0.03	1.08	1.33	1.03
LifePath Index 2045 Fund	0.08	0.33	0.03	1.10	1.35	1.05
LifePath Index 2050 Fund	0.08	0.33	0.03	1.10	1.35	1.05
LifePath Index 2055 Fund	0.07	0.32	0.02	1.10	1.35	1.05
LifePath Index 2060 Fund	0.07	0.32	0.02	1.10	1.35	1.05

Prior to April 28, 2017, the expense limitations for LifePath Index 2030 Fund and LifePath Index 2040 Fund as a percentage of average daily net assets were as follows:

	Contractual Caps through April 30, 2018(a)			Contractual Caps through April 30, 2027(a)
	Institutional	Investor A	Class K	Institutional	Investor A	Class K
LifePath Index 2030 Fund	0.10%	0.35%	0.05%	1.10%	1.35%	1.05%
LifePath Index 2040 Fund	0.09	0.34	0.04	1.10	1.35	1.05

(a)	The contractual agreements may be terminated upon 90 days’ notice by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of the majority of the outstanding voting securities of the applicable LifePath Index Fund.

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the year ended December 31, 2017, the amounts included in transfer agent fees waived and/or reimbursed — class specific were as follows:

	Institutional	Investor A	Class K	Total
LifePath Index Retirement Fund	$3,123	$3,464	$40,321	$46,908
LifePath Index 2020 Fund	4,213	6,914	38,848	49,975
LifePath Index 2025 Fund	4,286	5,928	40,391	50,605
LifePath Index 2030 Fund	5,511	18,647	52,416	76,574
LifePath Index 2035 Fund	4,034	7,983	43,497	55,514
LifePath Index 2040 Fund	4,261	12,971	53,095	70,327
LifePath Index 2045 Fund	5,634	8,181	46,265	60,080
LifePath Index 2050 Fund	3,929	6,056	56,057	66,042
LifePath Index 2055 Fund	6,978	6,694	51,916	65,588
LifePath Index 2060 Fund	410	895	28,175	29,480

With respect to the contractual expense limitation, if during a LifePath Index Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Administrator, are less than the current expense limitation for that share class, the Administrator is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) each LifePath Index Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Administrator or an affiliate continues to serve as a LifePath Index Fund’s investment adviser or administrator.

58	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	BlackRock Funds III

This repayment applies only to the contractual expense limitation on net expenses and does not apply to any voluntary waivers that may be in effect from time to time.

For the year ended December 31, 2017, the Administrator recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the LifePath Index Funds:

LifePath Index Retirement Fund
Institutional	$720
Investor A	530
LifePath Index 2020 Fund
Institutional	1,413
Investor A	1,315
LifePath Index 2025 Fund
Institutional	916
Investor A	1,620
LifePath Index 2030 Fund
Institutional	2,006
Investor A	2,562
LifePath Index 2035 Fund
Institutional	2,085
Investor A	1,759
LifePath Index 2040 Fund
Institutional	3,868
Investor A	6,314
LifePath Index 2045 Fund
Institutional	1,150
Investor A	239
LifePath Index 2050 Fund
Institutional	1,142
Investor A	611
LifePath Index 2055 Fund
Institutional	767
Investor A	663

On December 31, 2017, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring December 31,
	2018	2019
LifePath Index Retirement Fund
Fund Level	$322,809	$403,385
Institutional	5,170	3,123
Investor A	7,066	3,464
Class K	35,616	40,321
LifePath Index 2020 Fund
Fund Level	578,200	742,113
Institutional	6,680	4,213
Investor A	9,344	6,914
Class K	47,044	38,848
LifePath Index 2025 Fund
Fund Level	487,920	709,651
Institutional	6,638	4,286
Investor A	6,681	5,928
Class K	38,039	40,391
LifePath Index 2030 Fund
Fund Level	626,323	894,271
Institutional	9,312	5,511
Investor A	8,787	18,647
Class K	50,707	52,416
LifePath Index 2035 Fund
Fund Level	408,983	606,080
Institutional	7,538	4,034
Investor A	4,812	7,983
Class K	39,861	43,497
LifePath Index 2040 Fund
Fund Level	467,210	676,693
Institutional	9,043	4,261
Investor A	2,827	12,971
Class K	48,784	53,095

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (continued)	BlackRock Funds III

	Expiring December 31,
	2018	2019
LifePath Index 2045 Fund
Fund Level	$275,012	$397,562
Institutional	7,169	5,634
Investor A	4,047	8,181
Class K	41,127	46,265
LifePath Index 2050 Fund
Fund Level	274,945	381,886
Institutional	8,321	3,929
Investor A	5,371	6,056
Class K	50,824	56,057
LifePath Index 2055 Fund
Fund Level	158,120	204,037
Institutional	9,311	6,978
Investor A	4,824	6,694
Class K	46,963	51,916
LifePath Index 2060 Fund
Fund Level	171,842	131,925
Institutional	40	410
Investor A	81	895
Class K	983	28,175

The following LifePath Index Fund level and class specific waivers and/or reimbursements previously recorded by the LifePath Index Funds, which were subject to recoupment by the Administrator, expired on December 31, 2017:

BAL
LifePath Index Retirement Fund
Fund level	$267,767
Institutional	7,579
Investor A	7,650
Class K	28,603
LifePath Index 2020 Fund
Fund level	470,803
Institutional	8,441
Investor A	6,360
Class K	33,795
LifePath Index 2025 Fund
Fund level	335,371
Institutional	8,121
Investor A	10,056
Class K	18,415
LifePath Index 2030 Fund
Fund level	463,274
Institutional	7,380
Investor A	—
Class K	35,862
LifePath Index 2035 Fund
Fund level	281,863
Institutional	4,647
Investor A	11,677
Class K	19,218
LifePath Index 2040 Fund
Fund level	353,535
Institutional	4,148
Investor A	—
Class K	34,606
LifePath Index 2045 Fund
Fund level	200,123
Institutional	6,445
Investor A	7,153
Class K	19,915
LifePath Index 2050 Fund
Fund level	212,016
Institutional	7,364
Investor A	4,967
Class K	34,776

60	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	BlackRock Funds III

BAL
LifePath Index 2055 Fund
Fund level	$126,231
Institutional	6,003
Investor A	2,702
Class K	19,560

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the LifePath Index Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the LifePath Index Funds’ investment policies and restrictions. The LifePath Index Funds are currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the LifePath Index Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is the LifePath Index Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

Each LifePath Index Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Index Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017, except for LifePath Index 2060 Fund, which remains open for the period ended December 31, 2016 and the year ended December 31, 2017. The statutes of limitations on each LifePath Index Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Index Funds as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Index Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to prior period adjustments and the reclassifications of distributions were reclassified to the following accounts:

	LifePath Retirement Fund	LifePath Index 2040 Fund	LifePath Index 2045 Fund	LifePath Index 2050 Fund	LifePath Index 2055 Fund	LifePath Index 2060 Fund
Paid-in Capital	$—	$77	$—	$19	$(49)	$(174)
Undistributed net investment income	15,568	(77)	4,175	—	—
Accumulated net realized gain (loss)	(15,568)	—	(4,175)	(19)	49	174

The tax character of distributions paid was as follows:

		LifePath Index Retirement Fund	LifePath Index 2020 Fund	LifePath Index 2025 Fund	LifePath Index 2030 Fund	LifePath Index 2035 Fund
Ordinary income	12/31/17	$23,791,548	$49,136,186	$47,586,240	$63,407,476	$42,518,103
	12/31/16	$14,504,615	$31,618,652	$24,675,365	$34,780,724	$20,584,212
Long-term capital gains	12/31/17	1,555,113	4,192,245	2,120,583	3,430,232	1,189,826
	12/31/16	2,541,131	3,419,451	1,658,734	2,695,572	874,070
Tax return of capital	12/31/17	—	—	—	—	—
	12/31/16	—	—	48,203	42,152	—

Total	12/31/17	$25,346,661	$53,328,431	$49,706,823	$66,837,708	$43,707,929

	12/31/16	$17,045,746	$35,038,103	$26,382,302	$37,518,448	$21,458,282

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (continued)	BlackRock Funds III

		LifePath Index 2040 Fund	LifePath Index 2045 Fund	LifePath Index 2050 Fund	LifePath Index 2055 Fund	LifePath Index 2060 Fund
Ordinary income	12/31/17	$49,517,349	$28,872,163	$26,623,088	$11,650,906	$1,169,915
	12/31/16	$24,774,238	$12,006,530	$11,565,385	$4,231,270	$87,025
Long-term capital gains	12/31/17	320,549	4,175	—	—	—
	12/31/16	1,297,649	363,711	333,204	198,451	2,711
Tax return of capital	12/31/17	—	—	—	—	—
	12/31/16	46,182	54,203	32,398	20,016	539

Total	12/31/17	$49,837,898	$28,876,338	$26,623,088	$11,650,906	$1,169,915

	12/31/16	$26,118,069	$12,424,444	$11,930,987	$4,449,737	$90,275

As of period end, the tax components of accumulated net earnings (losses) were as follows:

	LifePath Index Retirement Fund	LifePath Index 2020 Fund	LifePath Index 2025 Fund	LifePath Index 2030 Fund	LifePath Index 2035 Fund
Undistributed ordinary income	$—	$284,183	$230,881	$728,119	$434,754
Undistributed long-term capital gains	3,597	28,091	—	—	—
Capital loss carryforwards	—	—	—	—	—
Net unrealized gains (losses)(a)	108,095,463	261,138,990	270,857,916	414,293,246	286,594,019
Qualified late-year losses(b)	—	—	(84,012)	(157,324)	(57,312)

	$108,099,060	$261,451,264	$271,004,785	$414,864,041	$286,971,461

	LifePath Index 2040 Fund	LifePath Index 2045 Fund	LifePath Index 2050 Fund	LifePath Index 2055 Fund	LifePath Index 2060 Fund
Undistributed ordinary income	$84,925	$—	$3,769	$—	$593
Undistributed long-term capital gains	560,484	164,003	—	—	—
Capital loss carryforwards	—	—	(321,922)	(30,640)	(75,085)
Net unrealized gains (losses)(a)	361,202,771	202,785,552	189,955,321	78,486,805	6,029,749
Qualified late-year losses(b)	—	—	—	—	—

	$361,848,180	$202,949,555	$189,637,168	$78,456,165	$5,955,257

(a)	The difference between book-basis and tax-basis net unrealized gains were attributable primarily to the timing and recognition of partnership income.
(b)	The LifePath Index Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of December 31, 2017, the LifePath Index Funds had capital loss carryforwards available to offset future realized capital gains as follows:

	LifePath Index 2050 Fund	LifePath Index 2055 Fund	LifePath Index 2060 Fund
No expiration date	$321,922	$30,640	$75,085

62	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	BlackRock Funds III

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 12/31/17		Year Ended 12/31/16
LifePath Index Retirement Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,543,104	$18,260,071	2,172,146	$24,473,536
Shares issued in reinvestment of distributions	137,918	1,655,462	157,718	1,788,845
Shares redeemed	(2,053,668)	(24,375,061)	(2,251,590)	(25,558,344)

Net increase	(372,646)	$(4,459,528)	78,274	$704,037

Investor A
Shares sold	3,068,819	$36,381,654	2,658,189	$30,100,376
Shares issued in reinvestment of distributions	144,578	1,736,764	131,134	1,486,591
Shares redeemed	(2,275,261)	(27,125,046)	(2,047,688)	(22,972,763)

Net increase	938,136	$10,993,372	741,635	$8,614,204

Class K
Shares sold	48,450,354	$574,132,753	35,696,531	$404,603,854
Shares issued in reinvestment of distributions	1,822,458	21,913,975	1,211,664	13,744,555
Shares redeemed	(21,627,432)	(257,095,189)	(11,737,533)	(132,178,862)

Net increase	28,645,380	$338,951,539	25,170,662	$286,169,547

Total Net Increase	29,210,870	$345,485,383	25,990,571	$295,487,788

	Year Ended 12/31/17		Year Ended 12/31/16
LifePath Index 2020 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,704,711	$33,140,725	3,122,997	$35,765,199
Shares issued in reinvestment of distributions	192,611	2,398,254	184,461	2,136,485
Shares redeemed	(2,099,918)	(25,773,264)	(3,782,730)	(43,445,318)

Net increase (decrease)	797,404	$9,765,715	(475,272)	$(5,543,634)

Investor A
Shares sold	5,736,029	$69,644,457	7,805,341	$90,526,292
Shares issued in reinvestment of distributions	332,860	4,139,424	255,153	2,955,308
Shares redeemed	(4,365,500)	(53,646,471)	(3,948,390)	(45,061,098)

Net increase	1,703,389	$20,137,410	4,112,104	$48,420,502

Class K
Shares sold	66,782,690	$815,404,783	60,982,264	$703,922,811
Shares issued in reinvestment of distributions	3,749,176	46,709,143	2,579,307	29,912,927
Shares redeemed	(28,297,716)	(348,417,207)	(18,755,337)	(215,196,751)

Net increase	42,234,150	$513,696,719	44,806,234	$518,638,987

Total Net Increase	44,734,943	$543,599,844	48,443,066	$561,515,855

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (continued)	BlackRock Funds III

	Year Ended 12/31/17		Year Ended 12/31/16
LifePath Index 2025 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,652,474	$33,821,633	2,652,941	$30,896,140
Shares issued in reinvestment of distributions	161,625	2,092,497	148,018	1,747,636
Shares redeemed	(1,518,824)	(19,386,010)	(2,859,196)	(33,539,712)

Net increase (decrease)	1,295,275	$16,528,120	(58,237)	$(895,936)

Investor A
Shares sold	4,835,659	$61,135,373	4,028,309	$47,198,398
Shares issued in reinvestment of distributions	240,404	3,106,591	204,861	2,418,491
Shares redeemed	(4,484,767)	(57,429,746)	(2,225,550)	(26,026,312)

Net increase	591,296	$6,812,218	2,007,620	$23,590,577

Class K
Shares sold	84,630,793	$1,071,694,478	59,303,860	$696,390,493
Shares issued in reinvestment of distributions	3,422,254	44,382,214	1,875,108	22,193,238
Shares redeemed	(22,747,806)	(290,753,673)	(10,638,482)	(124,311,226)

Net increase	65,305,241	$825,323,019	50,540,486	$594,272,505

Total Net Increase	67,191,812	$848,663,357	52,489,869	$616,967,146

	Year Ended 12/31/17		Year Ended 12/31/16
LifePath Index 2030 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	3,202,068	$41,202,457	4,010,299	$47,144,810
Shares issued in reinvestment of distributions	225,320	2,977,500	197,625	2,345,990
Shares redeemed	(1,680,347)	(21,764,040)	(3,597,085)	(42,487,226)

Net increase	1,747,041	$22,415,917	610,839	$7,003,574

Investor A
Shares sold	6,542,950	$83,507,844	10,486,831	$124,479,163
Shares issued in reinvestment of distributions	431,936	5,709,238	296,381	3,528,079
Shares redeemed	(3,571,591)	(46,502,604)	(3,569,295)	(41,422,144)

Net increase	3,403,295	$42,714,478	7,213,917	$86,585,098

Class K
Shares sold	87,022,389	$1,115,713,439	69,062,699	$814,037,439
Shares issued in reinvestment of distributions	4,389,693	58,014,602	2,662,972	31,634,345
Shares redeemed	(26,065,962)	(338,575,940)	(14,145,862)	(165,623,130)

Net increase	65,346,120	$835,152,101	57,579,809	$680,048,654

Total Net Increase	70,496,456	$900,282,496	65,404,565	$773,637,326

64	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	BlackRock Funds III

	Year Ended 12/31/17		Year Ended 12/31/16
LifePath Index 2035 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,667,124	$35,109,474	2,784,487	$32,810,332
Shares issued in reinvestment of distributions	150,623	2,050,763	120,013	1,440,832
Shares redeemed	(987,050)	(13,204,056)	(2,767,160)	(32,989,409)

Net increase	1,830,697	$23,956,181	137,340	$1,261,755

Investor A
Shares sold	3,550,862	$46,820,814	3,670,070	$43,416,765
Shares issued in reinvestment of distributions	231,896	3,148,014	193,278	2,317,278
Shares redeemed	(2,678,705)	(35,809,179)	(1,872,287)	(22,156,377)

Net increase	1,104,053	$14,159,649	1,991,061	$23,577,666

Class K
Shares sold	65,926,685	$867,941,872	47,568,120	$566,239,734
Shares issued in reinvestment of distributions	2,815,932	38,358,016	1,470,094	17,697,395
Shares redeemed	(17,237,138)	(229,584,277)	(7,794,154)	(92,690,320)

Net increase	51,505,479	$676,715,611	41,244,060	$491,246,809

Total Net Increase	54,440,229	$714,831,441	43,372,461	$516,086,230

	Year Ended 12/31/17		Year Ended 12/31/16
LifePath Index 2040 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,731,032	$36,560,018	2,927,417	$34,668,762
Shares issued in reinvestment of distributions	165,155	2,292,083	142,384	1,718,354
Shares redeemed	(985,185)	(13,299,791)	(3,217,735)	(38,677,041)

Net increase (decrease)	1,911,002	$25,552,310	(147,934)	$(2,289,925)

Investor A
Shares sold	5,039,151	$66,581,585	6,733,379	$81,132,288
Shares issued in reinvestment of distributions	294,769	4,083,469	181,349	2,197,520
Shares redeemed	(2,066,649)	(28,165,141)	(1,904,912)	(22,430,352)

Net increase	3,267,271	$42,499,913	5,009,816	$60,899,456

Class K
Shares sold	62,391,310	$832,934,736	48,207,991	$578,765,209
Shares issued in reinvestment of distributions	3,119,240	43,302,031	1,832,198	22,199,868
Shares redeemed	(18,705,124)	(253,649,462)	(9,116,664)	(108,348,877)

Net increase	46,805,426	$622,587,305	40,923,525	$492,616,200

Total Net Increase	51,983,699	$690,639,528	45,785,407	$551,225,731

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (continued)	BlackRock Funds III

	Year Ended 12/31/17		Year Ended 12/31/16
LifePath Index 2045 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,043,661	$27,925,586	2,010,083	$24,034,661
Shares issued in reinvestment of distributions	110,006	1,564,110	91,074	1,112,705
Shares redeemed	(797,355)	(11,014,952)	(2,267,768)	(27,495,364)

Net increase (decrease)	1,356,312	$18,474,744	(166,611)	$(2,347,998)

Investor A
Shares sold	2,206,896	$30,209,571	2,012,649	$24,190,626
Shares issued in reinvestment of distributions	118,177	1,677,353	92,988	1,136,522
Shares redeemed	(1,587,040)	(21,991,431)	(821,398)	(9,905,644)

Net increase	738,033	$9,895,493	1,284,239	$15,421,504

Class K
Shares sold	45,326,249	$619,007,830	28,929,976	$351,993,939
Shares issued in reinvestment of distributions	1,789,904	25,503,355	826,758	10,166,213
Shares redeemed	(10,697,684)	(148,557,840)	(4,402,391)	(53,214,235)

Net increase	36,418,469	$495,953,345	25,354,343	$308,945,917

Total Net Increase	38,512,814	$524,323,582	26,471,971	$322,019,423

	Year Ended 12/31/17		Year Ended 12/31/16
LifePath Index 2050 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,139,586	$29,527,134	1,813,236	$22,004,075
Shares issued in reinvestment of distributions	104,678	1,511,930	80,770	1,000,220
Shares redeemed	(721,960)	(10,092,172)	(1,934,609)	(23,799,961)

Net increase (decrease)	1,522,304	$20,946,892	(40,603)	$(795,666)

Investor A
Shares sold	2,694,234	$36,944,701	3,140,951	$38,724,351
Shares issued in reinvestment of distributions	133,513	1,924,896	74,370	924,683
Shares redeemed	(1,201,499)	(16,911,676)	(755,257)	(9,023,852)

Net increase	1,626,248	$21,957,921	2,460,064	$30,625,182

Class K
Shares sold	36,993,294	$512,385,404	25,260,372	$310,821,104
Shares issued in reinvestment of distributions	1,598,515	23,109,455	804,155	10,000,774
Shares redeemed	(9,576,995)	(134,806,733)	(5,299,051)	(64,723,627)

Net increase	29,014,814	$400,688,126	20,765,476	$256,098,251

Total Net Increase	32,163,366	$443,592,939	23,184,937	$285,927,767

66	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	BlackRock Funds III

	Year Ended 12/31/17		Year Ended 12/31/16
LifePath Index 2055 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,977,911	$27,909,579	1,552,173	$19,237,386
Shares issued in reinvestment of distributions	73,086	1,077,347	47,942	605,263
Shares redeemed	(676,761)	(9,680,143)	(1,117,013)	(14,072,058)

Net increase	1,374,236	$19,306,783	483,102	$5,770,591

Investor A
Shares sold	1,462,963	$20,743,150	1,277,285	$15,786,704
Shares issued in reinvestment of distributions	54,879	807,146	36,799	464,764
Shares redeemed	(892,136)	(12,701,077)	(293,501)	(3,640,930)

Net increase	625,706	$8,849,219	1,020,583	$12,610,538

Class K
Shares sold	19,958,262	$282,301,346	10,848,162	$135,793,609
Shares issued in reinvestment of distributions	659,391	9,739,227	266,527	3,379,423
Shares redeemed	(4,256,917)	(61,055,626)	(1,924,729)	(23,907,773)

Net increase	16,360,736	$230,984,947	9,189,960	$115,265,259

Total Net Increase	18,360,678	$259,140,949	10,693,645	$133,646,388

	Year Ended 12/31/17		Period from 2/29/16 (a) to 12/31/16
LifePath Index 2060 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	74,371	$937,032	10,365	$110,858
Shares issued in reinvestment of distributions	1,181	15,578	35	398
Shares redeemed	(10,344)	(133,946)	(2)	(26)

Net increase	65,208	$818,664	10,398	$111,230

Investor A
Shares sold	207,762	$2,602,247	34,215	$377,921
Shares issued in reinvestment of distributions	3,345	43,978	196	2,224
Shares redeemed	(26,385)	(338,945)	(379)	(4,151)

Net increase	184,722	$2,307,280	34,032	$375,994

Class K
Shares sold	4,799,992	$60,982,174	927,052	$10,331,740
Shares issued in reinvestment of distributions	83,175	1,096,618	6,083	68,951
Shares redeemed	(557,594)	(7,130,568)	(32,595)	(367,123)

Net increase	4,325,573	$54,948,224	900,540	$10,033,568

Total Net Increase	4,575,503	$58,074,168	944,970	$10,520,792

(a)	Commencement of operations.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the LifePath Index Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	67

Report of Independent Registered Public Accounting Firm	BlackRock Funds III

To the Board of Trustees of BlackRock Funds III and the Shareholders of BlackRock LifePath® Index Retirement Fund, BlackRock LifePath® Index 2020 Fund, BlackRock LifePath® Index 2025 Fund, BlackRock LifePath® Index 2030 Fund, BlackRock LifePath® Index 2035 Fund, BlackRock LifePath® Index 2040 Fund, BlackRock LifePath® Index 2045 Fund, BlackRock LifePath® Index 2050 Fund, BlackRock LifePath® Index 2055 Fund and BlackRock LifePath® Index 2060 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of BlackRock LifePath® Index Retirement Fund, BlackRock LifePath® Index 2020 Fund, BlackRock LifePath® Index 2025 Fund, BlackRock LifePath® Index 2030 Fund, BlackRock LifePath® Index 2035 Fund, BlackRock LifePath® Index 2040 Fund, BlackRock LifePath® Index 2045 Fund, BlackRock LifePath® Index 2050 Fund, BlackRock LifePath® Index 2055 Fund and BlackRock LifePath® Index 2060 Fund (ten of the funds constituting BlackRock Funds III, hereafter collectively referred to as the “Funds”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 for BlackRock LifePath® Index Retirement Fund, BlackRock LifePath® Index 2020 Fund, BlackRock LifePath® Index 2025 Fund, BlackRock LifePath® Index 2030 Fund, BlackRock LifePath® Index 2035 Fund, BlackRock LifePath® Index 2040 Fund, BlackRock LifePath® Index 2045 Fund, BlackRock LifePath® Index 2050 Fund and BlackRock LifePath® Index 2055 Fund, and the related statement of operations for the year ended December 31, 2017 and the statements of changes in net assets and the financial highlights for the year ended December 31, 2017 and for the period February 29, 2016 (commencement of operations) through December 31, 2016, including the related notes, for BlackRock LifePath® Index 2060 Fund (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of operations for the year then ended, the changes in net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the five years in the period ended December 31, 2017 for BlackRock LifePath® Index Retirement Fund, BlackRock LifePath® Index 2020 Fund, BlackRock LifePath® Index 2025 Fund, BlackRock LifePath® Index 2030 Fund, BlackRock LifePath® Index 2035 Fund, BlackRock LifePath® Index 2040 Fund, BlackRock LifePath® Index 2045 Fund, BlackRock LifePath® Index 2050 Fund and BlackRock LifePath® Index 2055 Fund, and the results of operations for the year ended December 31, 2017, and the changes in net assets and the financial highlights for the year ended December 31, 2017 and for the period February 29 ,2016 (commencement of operations) through December 31, 2016 for BlackRock LifePath® Index 2060 Fund in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the administrator of the Master Portfolio. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

68	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Important Tax Information  (unaudited)

The following information is provided with respect to the ordinary income distributions paid during the tax year ended December 31, 2017:

	Payable Dates	LifePath Index Retirement Fund	LifePath Index 2020 Fund	LifePath Index 2025 Fund	LifePath Index 2030 Fund	LifePath Index 2035 Fund	LifePath Index 2040 Fund	LifePath Index 2045 Fund	LifePath Index 2050 Fund	LifePath Index 2055 Fund	LifePath Index 2060 Fund
Qualified Dividend Income for Individuals(a)	Quarterly	32.50%	38.16%	45.03%	50.93%	54.96%	58.97%	59.74%	60.54%	59.22%	56.03%
Dividends Qualifying for the Dividend Received Deduction for Corporations(a)	Quarterly	18.22	20.96	24.76	27.64	29.84	31.77	31.75	31.96	31.36	27.41
Federal Obligation Interest(b)	Quarterly	21.80	18.10	13.69	9.56	5.90	2.82	0.87	0.23	0.23	0.21
Interest Related Dividends and Short-Term Capital Gains for Non-U.S. Residents(c)	Quarterly	52.45	44.64	31.86	22.26	13.70	6.83	2.40	0.98	0.98	0.95

(a)	The LifePath Index Funds hereby designate the percentages indicated above or the maximum amount allowable by law.
(b)	The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.
(c)	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Funds distributed long-term capital gains per-share as follows:

	Record Date	LifePath Index Retirement Fund	LifePath Index 2020 Fund	LifePath Index 2025 Fund	LifePath Index 2030 Fund	LifePath Index 2035 Fund	LifePath Index 2040 Fund	LifePath Index 2045 Fund	LifePath Index 2050 Fund	LifePath Index 2055 Fund	LifePath Index 2060 Fund
Long-Term Capital Gains Per Share	12/28/17	$0.015386	$0.022281	$0.011381	$0.015019	$0.007969	$0.001995	$—	$—	$—	$—

IMPORTANT TAX INFORMATION	69

Master Portfolio Information  as of December 31, 2017

LifePath® Index Retirement Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Fixed Income Funds	60%
Equity Funds	40

TEN LARGEST HOLDINGS

Holding	Percent of Total Net Assets
U.S. Total Bond Index Master Portfolio	51%
Large Cap Index Master Portfolio	22
iShares Core MSCI Total International Stock ETF	13
iShares TIPS Bond ETF	9
Master Small Cap Index Series	4
iShares Developed Real Estate Index Fund	1

LifePath® Index 2020 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Fixed Income Funds	53%
Equity Funds	47
Short-Term Securities	1
Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Holding	Percent of Total Net Assets
U.S. Total Bond Index Master Portfolio	45%
Large Cap Index Master Portfolio	25
iShares Core MSCI Total International Stock ETF	14
iShares TIPS Bond ETF	7
Master Small Cap Index Series	4
Total International ex U.S. Index Master Portfolio	2
iShares Developed Real Estate Index Fund	2
BlackRock Cash Funds: Institutional, SL Agency Shares	1

LifePath® Index 2025 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	60%
Fixed Income Funds	40
Short-Term Securities	1
Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Holding	Percent of Total Net Assets
U.S. Total Bond Index Master Portfolio	36%
Large Cap Index Master Portfolio	32
iShares Core MSCI Total International Stock ETF	18
iShares TIPS Bond ETF	5
iShares Developed Real Estate Index Fund	5
Master Small Cap Index Series	3
Total International ex U.S. Index Master Portfolio	1

LifePath® Index 2030 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	71%
Fixed Income Funds	30
Short-Term Securities	1
Liabilities in Excess of Other Assets	(2)

TEN LARGEST HOLDINGS

Holding	Percent of Total Net Assets
Large Cap Index Master Portfolio	37%
U.S. Total Bond Index Master Portfolio	26
iShares Core MSCI Total International Stock ETF	19
iShares Developed Real Estate Index Fund	8
iShares TIPS Bond ETF	4
Total International ex U.S. Index Master Portfolio	3
Master Small Cap Index Series	2
BlackRock Cash Funds: Institutional, SL Agency Shares	1

The LifePath Index Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

70	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Master Portfolio Information  as of December 31, 2017 (continued)

LifePath® Index 2035 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	81%
Fixed Income Funds	19
Short-Term Securities	1
Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Holding	Percent of Total Net Assets
Large Cap Index Master Portfolio	42%
iShares Core MSCI Total International Stock ETF	23
U.S. Total Bond Index Master Portfolio	17
iShares Developed Real Estate Index Fund	11
Total International ex U.S. Index Master Portfolio	3
iShares TIPS Bond ETF	2
Master Small Cap Index Series	2

LifePath® Index 2040 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	90%
Fixed Income Funds	10

TEN LARGEST HOLDINGS

Holding	Percent of Total Net Assets
Large Cap Index Master Portfolio	47%
iShares Core MSCI Total International Stock ETF	25
iShares Developed Real Estate Index Fund	13
U.S. Total Bond Index Master Portfolio	9
Total International ex U.S. Index Master Portfolio	4
iShares TIPS Bond ETF	1
Master Small Cap Index Series	1

LifePath® Index 2045 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	96%
Fixed Income Funds	3
Other Assets less Liabilities	1

TEN LARGEST HOLDINGS

Holding	Percent of Total Net Assets
Large Cap Index Master Portfolio	49%
iShares Core MSCI Total International Stock ETF	28
iShares Developed Real Estate Index Fund	16
U.S. Total Bond Index Master Portfolio	3
Total International ex U.S. Index Master Portfolio	3
Master Small Cap Index Series	1

LifePath® Index 2050 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	99%
Fixed Income Funds	1

TEN LARGEST HOLDINGS

Holding	Percent of Total Net Assets
Large Cap Index Master Portfolio	50%
iShares Core MSCI Total International Stock ETF	29
BlackRock Developed Real Estate Index Fund	16
Total International ex U.S. Index Master Portfolio	3
U.S. Total Bond Index Master Portfolio	1
Master Small Cap Index Series	1

The LifePath Index Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

MASTER PORTFOLIO INFORMATION	71

Master Portfolio Information  as of December 31, 2017 (continued)

LifePath® Index 2055 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	99%
Fixed Income Funds	1

TEN LARGEST HOLDINGS

Holding	Percent of Total Net Assets
Large Cap Index Master Portfolio	50%
iShares Core MSCI Total International Stock ETF	32
iShares Developed Real Estate Index Fund	16
U.S. Total Bond Index Master Portfolio	1
Master Small Cap Index Series	1

LifePath® Index 2060 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	99%
Fixed Income Funds	1
Short-Term Securities	1
Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Holding	Percent of Total Net Assets
Large Cap Index Master Portfolio	50%
iShares Core MSCI Total International Stock ETF	31
BlackRock Developed Real Estate Index Fund	16
U.S. Total Bond Index Master Portfolio	1
Master Small Cap Index Series	1
BlackRock Cash Funds: Treasury, SL Agency Shares	1

The LifePath Index Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

72	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017	LifePath Index Retirement Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(d) — 100.1%

Equity Funds — 40.1%
iShares Core MSCI Total International Stock ETF(a)	2,542,848	$160,402,852
iShares Developed Real Estate Index Fund	591,318	6,197,021
Large Cap Index Master Portfolio	$270,057,163	270,057,163
Master Small Cap Index Series	$53,283,612	53,283,612
Total International ex U.S. Index Master Portfolio	$5,776,267	5,776,267

		495,716,915
Fixed Income Funds — 59.8%
iShares TIPS Bond ETF	944,633	107,763,733
U.S. Total Bond Index Master Portfolio	$630,335,530	630,335,530

		738,099,263

Security	Shares/ Investment Value	Value
Short-Term Securities — 0.2%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 1.53%(b)(c)(d)	$65	$64
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.21%(c)(d)	3,005,607	3,005,607

		3,005,671

Total Affiliated Investment Companies — 100.1% (Cost — $1,143,054,261)		1,236,821,849
Liabilities in Excess of Other Assets — (0.1)%		(1,548,969)

Net Assets — 100.0%		$1,235,272,880

(a)	Security, or a portion of the security, is on loan.
(b)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(c)	Annualized 7-day yield as of period end.
(d)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/16	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	65	(b)	—		65	$64	$28,106	(c)	$(2,231)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	717,035	2,288,572	(b)	—		3,005,607	3,005,607	23,084		—	—
iShares Core MSCI Total International Stock ETF	1,636,585	911,063		(4,800)		2,542,848	160,402,852	3,517,943		(140)	25,924,358
iShares Developed Real Estate Index Fund	402,284	211,307		(22,273)		591,318	6,197,021	266,236		(947)	267,886
iShares TIPS Bond ETF	621,994	361,280		(38,641)		944,633	107,763,733	1,950,869		(245,329)	885,777
Large Cap Index Master Portfolio	$179,250,938	$90,806,225	(b)	$—		$270,057,163	270,057,163	4,380,734		1,079,054	67,101,775
Master Small Cap Index Series	$34,440,451	$18,843,161	(b)	$—		$53,283,612	53,283,612	615,214		1,421,040	7,091,565
Total International ex U.S. Index Master Portfolio	$25,062,003	$—		$(19,285,736	)(d)	$5,776,267	5,776,267	450,657		(441,839)	1,989,628
U.S. Total Bond Index Master Portfolio	$412,873,479	$217,462,051	(b)	$—		$630,335,530	630,335,530	11,613,447		992,027	(23,653,989)

							$1,236,821,849	$22,846,290		$2,801,635	$79,607,000

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value sold.

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (continued) December 31, 2017	LifePath Index Retirement Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$166,599,873	$—	$—	$166,599,873
Fixed Income Funds	107,763,733	—	—	107,763,733
Short-Term Securities	3,005,671	—	—	3,005,671

Subtotal	$277,369,277	$—	$—	$277,369,277

Investments Valued at NAV(a)				959,452,572

Total Investments				$1,236,821,849

(a)	As of December 31, 2017, certain of the LifePath Index Master Portfolio’s investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

74	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017	LifePath Index 2020 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(d) – 100.9%

Equity Funds — 47.2%
iShares Core MSCI Total International Stock ETF	5,171,734	$326,232,981
iShares Developed Real Estate Index Fund	4,868,497	51,021,844
Large Cap Index Master Portfolio	$613,784,581	613,784,581
Master Small Cap Index Series	$92,810,675	92,810,675
Total International ex U.S. Index Master Portfolio	$52,609,060	52,609,060

		1,136,459,141
Fixed Income Funds — 52.8%
iShares TIPS Bond ETF(a)	1,579,048	180,137,796
U.S. Total Bond Index Master Portfolio	$1,091,623,827	1,091,623,827

		1,271,761,623

Security	Shares/ Investment Value	Value
Short-Term Securities — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.53%(b)(c)(d)	$17,809,719	$17,811,500
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.21%(c)(d)	4,836,877	4,836,877

		22,648,377

Total Affiliated Investment Companies — 100.9% (Cost — $2,207,463,084)		2,430,869,141
Liabilities in Excess of Other Assets — (0.9)%		(22,717,954)

Net Assets — 100.0%		$2,408,151,187

(a)	Security, or a portion of the security, is on loan.
(b)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(c)	Annualized 7-day yield as of period end.
(d)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/16	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	31,608	17,778,111	(b)	—		17,809,719	$17,811,500	$52,709	(c)	$3,706	$(5)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,341,262	1,495,615	(b)	—		4,836,877	4,836,877	42,801		—	—
iShares Core MSCI Total International Stock ETF	3,497,604	1,674,130		—		5,171,734	326,232,981	7,301,444		—	54,662,919
iShares Developed Real Estate Index Fund	4,757,223	1,420,547		(1,309,273)		4,868,497	51,021,844	2,532,700		59,774	2,772,821
iShares MSCI EAFE Small-Cap ETF*	103,367	—		(103,367)		—	—	—		1,496,253	(1,312,645)
iShares TIPS Bond ETF	1,041,857	553,631		(16,440)		1,579,048	180,137,796	3,299,828		(110,812)	1,166,802
Large Cap Index Master Portfolio	$451,450,181	$162,334,400	(b)	$—		$613,784,581	613,784,581	10,663,524		2,773,028	158,175,087
Master Small Cap Index Series	$63,214,259	$29,596,416	(b)	$—		$92,810,675	92,810,675	1,090,922		2,508,559	10,550,427
Total International ex U.S. Index Master Portfolio	$89,280,690	$—		$(36,671,630	)(b)	$52,609,060	52,609,060	2,298,065		(1,381,035)	22,327,708
U.S. Total Bond Index Master Portfolio	$722,945,868	$368,677,959	(b)	$—		$1,091,623,827	1,091,623,827	20,270,804		1,649,603	(60,967,722)

							$2,430,869,141	$47,552,797		$6,999,076	$187,375,392

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value sold.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (continued) December 31, 2017	LifePath Index 2020 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$377,254,825	$—	$—	$377,254,825
Fixed Income Funds	180,137,796	—	—	180,137,796
Short-Term Securities	22,648,377	—	—	22,648,377

Subtotal	$580,040,998	$—	$—	$580,040,998

Investments Valued at NAV(a)				1,850,828,143

Total Investments				$2,430,869,141

(a)	As of December 31, 2017, certain of the LifePath Index Master Portfolio’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

76	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017	LifePath Index 2025 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(d) — 100.4%

Equity Funds — 59.7%
iShares Core MSCI Total International Stock ETF	7,194,944	$453,857,068
iShares Developed Real Estate Index Fund	13,003,042	136,271,881
Large Cap Index Master Portfolio	$794,427,919	794,427,919
Master Small Cap Index Series	$76,443,648	76,443,648
Total International ex U.S. Index Master Portfolio	$33,266,058	33,266,058

		1,494,266,574
Fixed Income Funds — 40.1%
iShares TIPS Bond ETF(a)	1,200,536	136,957,147
U.S. Total Bond Index Master Portfolio	$866,640,859	866,640,859

		1,003,598,006

Security	Shares/ Investment Value	Value
Short-Term Securities — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.53%(b)(c)(d)	$8,887,811	$8,888,700
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.21%(c)(d)	5,426,469	5,426,469

		14,315,169

Total Affiliated Investment Companies — 100.4% (Cost — $2,258,580,320)		2,512,179,749
Liabilities in Excess of Other Assets — (0.4)%		(11,053,316)

Net Assets — 100.0%		$2,501,126,433

(a)	Security, or a portion of the security, is on loan.
(b)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(c)	Annualized 7-day yield as of period end.
(d)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/16	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	235,138	8,652,673	(b)	—		8,887,811	$8,888,700	$48,255	(c)	$1,570	$(47)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,157,343	1,269,126	(b)	—		5,426,469	5,426,469	54,234		—	—
iShares Core MSCI Total International Stock ETF	4,368,278	2,844,006		(17,340)		7,194,944	453,857,068	9,841,427		9,632	72,318,374
iShares Developed Real Estate Index Fund	8,157,732	5,132,272		(286,962)		13,003,042	136,271,881	5,846,124		(21,077)	5,747,485
iShares MSCI EAFE Small-Cap ETF*	34,830	—		(34,830)		—	—	—		574,933	(513,065)
iShares TIPS Bond ETF	674,570	544,938		(18,972)		1,200,536	136,957,147	2,395,167		(115,894)	838,215
Large Cap Index Master Portfolio	$473,120,757	$321,307,162	(b)	$—		$794,427,919	794,427,919	12,499,434		1,615,778	161,283,081
Master Small Cap Index Series	$44,721,084	$31,722,564	(b)	$—		$76,443,648	76,443,648	850,424		1,657,074	18,298,509
Total International ex U.S. Index Master Portfolio	$59,297,124	$—		$(26,031,066	)(d)	$33,266,058	33,266,058	1,378,742		(803,325)	24,575,231
U.S. Total Bond Index Master Portfolio	$476,185,674	$390,455,185	(b)	$—		$866,640,859	866,640,859	14,866,774		953,847	(66,769,704)

							$2,512,179,749	$47,780,581		$3,872,538	$215,778,079

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value sold.

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (continued) December 31 2017	LifePath Index 2025 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$590,128,949	$—	$—	$590,128,949
Fixed Income Funds	136,957,147	—	—	136,957,147
Short-Term Securities	14,315,169	—	—	14,315,169

Subtotal	$741,401,265	$—	$—	$741,401,265

Investments Valued at NAV(a)				1,770,778,484

Total Investments				$2,512,179,749

(a)	As of December 31, 2017, certain of the LifePath Index Master Portfolio’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

78	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017	LifePath Index 2030 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(d) — 100.9%

Equity Funds — 70.5%
iShares Core MSCI Total International Stock ETF	9,548,734	$602,334,141
iShares Developed Real Estate Index Fund	24,689,097	258,741,731
Large Cap Index Master Portfolio	$1,167,462,886	1,167,462,886
Master Small Cap Index Series	$73,349,677	73,349,677
Total International ex U.S. Index Master Portfolio	$106,221,511	106,221,511

		2,208,109,946
Fixed Income Funds — 29.5%
iShares TIPS Bond ETF(a)	1,077,873	122,963,752
U.S. Total Bond Index Master Portfolio	$802,525,226	802,525,226

		925,488,978

Security	Shares/ Investment Value	Value
Short-Term Securities — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.53%(b)(c)(d)	$21,322,517	$21,324,650
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.21%(c)(d)	6,292,023	6,292,023

		27,616,673

Total Affiliated Investment Companies — 100.9% (Cost — $2,786,259,179)		3,161,215,597
Liabilities in Excess of Other Assets — (0.9)%		(29,603,208)

Net Assets — 100.0%		$3,131,612,389

(a)	Security, or a portion of the security, is on loan.
(b)	All or a portion of security was purchased with the cash collateral from loaned securities.
(c)	Annualized 7-day yield as of period end.
(d)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/16	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,529,813	16,792,704	(b)	—		21,322,517	$21,324,650	$37,370	(c)	$(1,747)	$(778)
BlackRock Cash Funds: Treasury, SL Agency Shares	7,061,526	—		(769,503	)(d)	6,292,023	6,292,023	5,924		—	—
iShares Core MSCI Total International Stock ETF	5,846,070	3,702,664		—		9,548,734	602,334,141	13,295,552		—	96,560,668
iShares Developed Real Estate Index Fund	16,082,653	8,991,194		(384,750)		24,689,097	258,741,731	11,216,484		(20,138)	11,233,506
iShares MSCI EAFE Small-Cap ETF*	186,733	—		(186,733)		—	—	—		2,255,412	(1,584,272)
iShares TIPS Bond ETF	633,115	456,758		(12,000)		1,077,873	122,963,752	2,164,999		(73,803)	725,922
Large Cap Index Master Portfolio	$732,938,640	$434,524,246	(b)	$—		$1,167,462,886	1,167,462,886	18,880,674		3,027,984	237,444,628
Master Small Cap Index Series	$49,267,846	$24,081,831	(b)	$—		$73,349,677	73,349,677	856,472		1,956,188	15,493,049
Total International ex U.S. Index Master Portfolio	$127,047,310	$—		$(20,825,799	)(d)	$106,221,511	106,221,511	3,596,505		(1,765,120)	36,943,120
U.S. Total Bond Index Master Portfolio	$462,612,989	$339,912,237	(b)	$—		$802,525,226	802,525,226	14,085,942		789,116	(78,582,494)

							$3,161,215,597	$64,139,922		$6,167,892	$318,233,349

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value sold.

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (continued) December 31, 2017	LifePath Index 2030 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$861,075,872	$—	$—	$861,075,872
Fixed Income Funds	122,963,752	—	—	122,963,752
Short-Term Securities	27,616,673	—	—	27,616,673

Subtotal	$1,011,656,297	$—	$—	$1,011,656,297

Investments Valued at NAV(a)				2,149,559,300

Total Investments				$3,161,215,597

(a)	As of December 31, 2017, certain of the LifePath Index Master Portfolio’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

80	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017	LifePath Index 2035 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(d) — 100.6%

Equity Funds — 80.6%
iShares Core MSCI Total International Stock ETF	7,678,597	$484,365,899
iShares Developed Real Estate Index Fund	22,135,653	231,981,639
Large Cap Index Master Portfolio	$899,224,240	899,224,240
Master Small Cap Index Series	$34,890,373	34,890,373
Total International ex U.S. Index Master Portfolio	$56,625,478	56,625,478

		1,707,087,629
Fixed Income Funds — 19.4%
iShares TIPS Bond ETF(a)	452,548	51,626,676
U.S. Total Bond Index Master Portfolio	$358,367,941	358,367,941

		409,994,617

Security	Shares/ Investment Value	Value
Short-Term Securities — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.53%(b)(c)(d)	$9,458,854	$9,459,800
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.21%(c)(d)	4,258,142	4,258,142

		13,717,942

Total Affiliated Investment Companies — 100.6% (Cost — $1,859,690,854)		2,130,800,188
Liabilities in Excess of Other Assets — (0.6)%		(13,648,747)

Net Assets — 100.0%		$2,117,151,441

(a)	Security, or a portion of the security, is on loan.
(b)	All or a portion of security was purchased with the cash collateral from loaned securities.
(c)	Annualized 7-day yield as of period end.
(d)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/16	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,764,647	1,694,207	(b)	—		9,458,854	$9,459,800	$33,351	(c)	$1,568	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,842,905	415,237	(b)	—		4,258,142	4,258,142	48,688		—	—
iShares Core MSCI Total International Stock ETF	4,456,608	3,221,989		—		7,678,597	484,365,899	10,404,316		—	75,410,469
iShares Developed Real Estate Index Fund	12,987,139	9,376,441		(227,927)		22,135,653	231,981,639	9,807,126		(23,395)	9,372,374
iShares MSCI EAFE Small-Cap ETF*	91,234	—		(91,234)		—	—	—		905,591	(597,352)
iShares TIPS Bond ETF	235,717	220,416		(3,585)		452,548	51,626,676	864,246		(11,335)	264,514
Large Cap Index Master Portfolio	$509,351,954	$389,872,286	(b)	$—		$899,224,240	899,224,240	13,830,362		1,467,998	159,704,093
Master Small Cap Index Series	$23,550,738	$11,339,635	(b)	$—		$34,890,373	34,890,373	407,679		965,638	2,811,029
Total International ex U.S. Index Master Portfolio	$68,534,368	$—		$(11,908,890	)(d)	$56,625,478	56,625,478	1,910,255		(865,071)	19,907,527
U.S. Total Bond Index Master Portfolio	$181,166,426	$177,201,515	(b)	$—		$358,367,941	358,367,941	5,910,809		280,021	(35,903,532)

							$2,130,800,188	$43,216,832		$2,721,015	$230,969,122

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value sold.

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (continued) December 31, 2017	LifePath Index 2035 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$716,347,538	$—	$—	$716,347,538
Fixed Income Funds	51,626,676	—	—	51,626,676
Short-Term Securities	13,717,942	—	—	13,717,942

Subtotal	$781,692,156	$—	$—	$781,692,156

Investments Valued at NAV(a)				1,349,108,032

Total Investments				$2,130,800,188

(a)	As of December 31, 2017, certain of the LifePath Index Master Portfolio’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

82	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017	LifePath Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(b) — 100.0%

Equity Funds — 89.8%
iShares Core MSCI Total International Stock ETF	8,943,883	$564,180,140
iShares Developed Real Estate Index Fund	29,888,371	313,230,136
Large Cap Index Master Portfolio	$1,099,850,108	1,099,850,108
Master Small Cap Index Series	$25,021,674	25,021,674
Total International ex U.S. Index Master Portfolio	$95,008,702	95,008,702

		2,097,290,760
Fixed Income Funds — 10.1%
iShares TIPS Bond ETF	232,536	26,527,707
U.S. Total Bond Index Master Portfolio	$208,666,484	208,666,484

		235,194,191

Security	Shares/ Investment Value	Value
Short-Term Securities — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.21%(a)(b)	$3,263,315	$3,263,315

Total Affiliated Investment companies — 100.0% (Cost — $2,001,764,086)		2,335,748,266
Liabilities in Excess of Other Assets — (0.0)%		(964,143)

Net Assets — 100.0%		$2,334,784,123

(a)	Annualized 7-day yield as of period end.
(b)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/16	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	—	—		—		—	$—	$11,915	(b)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,950,404	—		(2,687,089	)(c)	3,263,315	3,263,315	49,905		—	—
iShares Core MSCI Total International Stock ETF	5,284,259	3,666,924		(7,300)		8,943,883	564,180,140	12,302,330		(2,022)	88,844,686
iShares Developed Real Estate Index Fund	18,471,957	11,713,425		(297,011)		29,888,371	313,230,136	13,408,746		(17,997)	13,160,763
iShares MSCI EAFE Small-Cap ETF*	164,443	—		(164,443)		—	—	—		1,869,177	(1,073,613)
iShares TIPS Bond ETF	119,210	115,626		(2,300)		232,536	26,527,707	451,190		(8,007)	127,040
Large Cap Index Master Portfolio	$649,462,582	$450,387,526	(d)	$—		$1,099,850,108	1,099,850,108	17,267,614		2,155,318	179,778,597
Master Small Cap Index Series	$20,978,941	$4,042,733	(d)	$—		$25,021,674	25,021,674	331,157		997,608	2,406,246
Total International ex U.S. Index Master Portfolio	$107,744,430	—		$(12,735,728	)(c)	$95,008,702	95,008,702	3,075,855		(1,600,699)	29,725,754
U.S. Total Bond Index Master Portfolio	$102,565,134	$106,101,350	(d)	$—		$208,666,484	208,666,484	3,422,260		97,030	(26,874,504)

							$2,335,748,266	$50,320,972		$3,490,408	$286,094,969

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	Represents net shares/investment value sold.
(d)	Represents net shares/investment value purchased.

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (continued) December 31, 2017	LifePath Index 2040 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$877,410,276	$—	$—	$877,410,276
Fixed Income Funds	26,527,707	—	—	26,527,707
Short-Term Securities	3,263,315	—	—	3,263,315
Subtotal	$907,201,298	$—	$—	$907,201,298
Investments Valued at NAV(a)				1,428,546,968

Total Investments				$2,335,748,266

(a)	As of December 31, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

84	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017	LifePath Index 2045 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(b) — 100.1%

Equity Funds — 96.4%
iShares Core MSCI Total International Stock ETF	6,150,815	$387,993,410
iShares Developed Real Estate Index Fund	20,380,503	213,587,672
Large Cap Index Master Portfolio	$685,994,936	685,994,936
Master Small Cap Index Series	$12,593,614	12,593,614
Total International ex U.S. Index Master Portfolio	$35,555,894	35,555,894

		1,335,725,526

Fixed Income Funds — 3.5%
iShares TIPS Bond ETF	38,544	4,397,100
U.S. Total Bond Index Master Portfolio	$43,903,793	43,903,793

		48,300,893

Security	Shares/ Investment Value	Value
Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.21%(a)(b)	$3,070,623	$3,070,623

Total Affiliated Investment Companies — 100.1% (Cost — $1,192,684,200)		1,387,097,042
Liabilities in Excess of Other Assets — (0.1)%		(815,034)

Net Assets — 100.0%		$1,386,282,008

(a)	Annualized 7-day yield as of period end.
(b)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/16	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	6,719,853	—		(6,719,853	)(b)	—	$—	$22,618	(c)	$4,780	$(7)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,229,694	—		(159,071	)(b)	3,070,623	3,070,623	35,140		—	—
iShares Core MSCI Total International Stock ETF	3,178,875	2,971,940		—		6,150,815	387,993,410	8,146,918		—	57,261,808
iShares Developed Real Estate Index Fund	10,688,266	9,849,697		(157,460)		20,380,503	213,587,672	8,882,876		(25,427)	8,125,581
iShares MSCI EAFE Small-Cap ETF*	64,900	—		(64,900)		—	—	—		674,325	(334,446)
iShares TIPS Bond ETF	19,270	19,474		(200)		38,544	4,397,100	70,079		(711)	23,302
Large Cap Index Master Portfolio	$346,473,199	$339,521,737	(d)	$—		$685,994,936	685,994,936	10,089,549		712,940	93,141,922
Master Small Cap Index Series	$10,207,479	$2,386,135	(d)	$—		$12,593,614	12,593,614	167,505		476,570	1,170,665
Total International ex U.S. Index Master Portfolio	$44,423,237	$—		$(8,867,343	)(b)	$35,555,894	35,555,894	1,231,653		(501,083)	15,800,791
U.S. Total Bond Index Master Portfolio	$17,147,916	$26,755,877	(d)	$—		$43,903,793	43,903,793	672,685		287	(6,362,550)

							$1,387,097,042	$29,319,023		$1,341,681	$168,827,066

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value purchased.

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (continued) December 31, 2017	LifePath Index 2045 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$601,581,082	$—	$—	$601,581,082
Fixed Income Funds	4,397,100	—	—	4,397,100
Short-Term Securities	3,070,623	—	—	3,070,623

Subtotal	$609,048,805	$—	$—	$609,048,805

Investments Valued at NAV(a)				778,048,237

Total Investments				$1,387,097,042

(a)	As of December 31, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

86	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017	LifePath Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(b) — 100.1%

Equity Funds — 98.8%
iShares Core MSCI Total International Stock ETF	5,658,007	$356,907,082
iShares Developed Real Estate Index Fund	19,376,674	203,067,538
Large Cap Index Master Portfolio	$627,455,291	627,455,291
Master Small Cap Index Series	$11,630,135	11,630,135
Total International ex U.S. Index Master Portfolio	38,294,330	38,294,330

		1,237,354,376
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$12,613,866	12,613,866

Security	Shares/ Investment Value	Value
Short-Term Securities — 0.3%
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.21%(a)(b)	$3,646,867	$3,646,867

Total Affiliated Investment Companies — 100.1% (Cost — $1,072,405,122)		1,253,615,109
Liabilities in Excess of Other Assets — (0.1)%		(1,339,088)

Net Assets — 100.0%		$1,252,276,021

(a)	Annualized 7-day yield as of period end.
(b)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/16	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	709,293	—		(709,293	)(b)	—	$—	$4,674	(c)	$18	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,212,380	434,487		—		3,646,867	3,646,867	28,557		—	—
iShares Core MSCI Total International Stock ETF	3,015,540	2,642,467		—		5,658,007	356,907,082	7,495,713		—	52,982,653
iShares Developed Real Estate Index Fund	10,462,157	9,113,786		(199,269)		19,376,674	203,067,538	8,492,288		(13,595)	7,913,874
iShares MSCI EAFE Small-Cap ETF*	61,118	—		(61,118)		—	—	—		635,458	(271,519)
Large Cap Index Master Portfolio	$327,759,989	$299,695,302	(d)	$—		$627,455,291	627,455,291	9,364,773		738,205	85,289,350
Master Small Cap Index Series	$9,906,269	$1,723,866	(d)	$—		$11,630,135	11,630,135	148,726		461,450	600,338
Total International ex U.S. Index Master Portfolio	$45,503,138	$—		$(7,208,808	)(b)	$38,294,330	38,294,330	1,304,183		(604,801)	12,610,734
U.S. Total Bond Index Master Portfolio	$6,530,434	$6,083,432	(d)	$—		$12,613,866	12,613,866	246,151		3,661	(1,598,411)

							$1,253,615,109	$27,085,065		$1,220,396	$157,527,019

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value purchased.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$559,974,620	$—	$—	$559,974,620
Short-Term Securities	3,646,867	—	—	3,646,867

Subtotal	$563,621,487	$—	$—	$563,621,487

Investments Valued at NAV(a)				689,993,622

Total Investments				$1,253,615,109

(a)	As of December 31, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	87

Schedule of Investments December 31, 2017	LifePath Index 2055 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(b) — 100.2%

Equity Funds — 98.8%
iShares Core MSCI Total International Stock ETF	2,892,116	$182,434,677
iShares Developed Real Estate Index Fund	8,947,476	93,769,544
Large Cap Index Master Portfolio	$289,790,556	289,790,556
Master Small Cap Index Series	$5,213,569	5,213,569

		571,208,346
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$5,795,769	5,795,769

Security	Shares/ Investment Value	Value
Short-Term Securities — 0.4%
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.21%(a)(b)	$2,426,431	$2,426,431

Total Affiliated Investment Companies — 100.2% (Cost — $501,412,162)		579,430,546
Liabilities in Excess of Other Assets — (0.2)%		(1,232,170)

Net Assets — 100.0%		$578,198,376

(a)	Annualized 7-day yield as of period end.
(b)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/16	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	109,953	—		(109,953	)(b)	—	$—	$3,560	(c)	$(151)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,311,636	1,114,795	(d)	—		2,426,431	2,426,431	14,742		—	—
iShares Core MSCI Total International Stock ETF	1,405,456	1,512,760		(26,100)		2,892,116	182,434,677	3,765,813		(5,672)	26,050,773
iShares Developed Real Estate Index Fund	4,028,158	4,968,204		(48,886)		8,947,476	93,769,544	3,787,271		(8,274)	3,275,210
iShares MSCI EAFE Small-Cap ETF*	2,167	—		(2,167)		—	—	—		29,274	(25,150)
Large Cap Index Master Portfolio	$126,656,073	$163,134,483	(d)	$—		$289,790,556	289,790,556	4,025,311		129,263	37,308,105
Master Small Cap Index Series	$3,875,613	$1,337,956	(d)	$—		$5,213,569	5,213,569	63,432		168,934	293,369
Total International ex U.S. Index Master Portfolio*	$6,150,576	$—		$(6,150,576	)(b)	$—	—	92,035		(237,726)	1,644,933
U.S. Total Bond Index Master Portfolio	$2,540,733	$3,255,036	(d)	$—		$5,795,769	5,795,769	107,633		2,737	(676,701)

							$579,430,546	$11,859,797		$78,385	$67,870,539

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value purchased.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$276,204,221	$—	$—	$276,204,221
Short-Term Securities	2,426,431	—	—	2,426,431

Subtotal	$278,630,652	$—	$—	$278,630,652

Investments Valued at NAV(a)				300,799,894

Total Investments				$579,430,546

(a)	As of December 31, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

88	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017	LifePath Index 2060 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(b) — 100.4%

Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF	371,304	$23,421,856
iShares Developed Real Estate Index Fund	1,149,063	12,042,183
Large Cap Index Master Portfolio	$37,436,159	37,436,159
Master Small Cap Index Series	$685,988	685,988

		73,586,186
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$747,302	747,302

Security	Shares/ Investment Value	Value
Short-Term Securities — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.21%(a)(b)	$526,628	$526,628

Total Affiliated Investment Companies — 100.4% (Cost — $68,767,277)		74,860,116
Liabilities in Excess of Other Assets — (0.4)%		(302,426)

Net Assets — 100.0%		$74,557,690

(a)	Annualized 7-day yield as of period end.
(b)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/16	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	—	—		—	—	$—	$578	(b)	$468	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	91,465	435,163	(c)	—	526,628	526,628	1,795		—	—
iShares Core MSCI Total International Stock ETF	65,969	307,818		(2,483)	371,304	23,421,856	403,947		(640)	2,135,101
iShares Developed Real Estate Index Fund	172,972	980,280		(4,189)	1,149,063	12,042,183	406,967		(538)	207,323
Large Cap Index Master Portfolio	$5,421,280	$32,014,879	(c)	$—	$37,436,159	37,436,159	354,183		(43,362)	3,454,640
Master Small Cap Index Series	$164,824	$521,164	(c)	$—	$685,988	685,988	5,589		4,902	43,788
U.S. Total Bond Index Master Portfolio	$118,637	$628,665	(c)	$—	$747,302	747,302	10,423		(1,123)	(61,817)

						$74,860,116	$1,183,482		$(40,293)	$5,779,035

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	Represents net shares/investment value purchased.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$35,464,039	$—	$—	$35,464,039
Short-Term Investments	526,628	—	—	526,628

Subtotal	$35,990,667	$—	$—	$35,990,667

Investments Valued at NAV(a)				38,869,449

Total Investments				$74,860,116

(a)	As of December 31, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	89

Statements of Assets and Liabilities

December 31, 2017

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio

ASSETS
Investments at value — affiliated(a)(b)	$1,236,821,849	$2,430,869,141	$2,512,179,749	$3,161,215,597	$2,130,800,188
Receivables:
Investments sold	4,457,186	26,826,736	14,400,000	19,191,658	14,100,000
Dividends — affiliated	2,544	4,294	5,686	6,491	4,615
Securities lending income — affiliated	2,462	1,114	2,361	871	609
Prepaid expenses	4,205	8,338	8,284	10,640	7,004

Total assets	1,241,288,246	2,457,709,623	2,526,596,080	3,180,425,257	2,144,912,416

LIABILITIES
Cash collateral on securities loaned at value	64	17,811,500	8,888,700	21,324,650	9,459,800
Payables:
Investments purchased	3,153,855	22,008,608	14,832,275	18,409,398	14,117,658
Withdrawals to investors	2,782,610	9,594,458	1,606,199	8,928,596	4,075,150
Investment advisory fees	37,085	91,774	92,146	91,327	59,479
Professional fees	29,663	32,329	31,132	35,307	31,772
Trustees’ fees	7,048	12,583	12,363	15,390	10,634
Accounting fees	990	1,096	1,034	1,245	1,300
Printing fees	2,072	2,072	2,064	2,074	2,050
Other accrued expenses	1,979	4,016	3,734	4,881	3,132

Total liabilities	6,015,366	49,558,436	25,469,647	48,812,868	27,760,975

NET ASSETS	$1,235,272,880	$2,408,151,187	$2,501,126,433	$3,131,612,389	$2,117,151,441

NET ASSETS CONSIST OF
Investors’ capital	$1,141,505,292	$2,184,745,130	$2,247,527,004	$2,756,655,971	$1,846,042,107
Net unrealized appreciation (depreciation)	93,767,588	223,406,057	253,599,429	374,956,418	271,109,334

NET ASSETS	$1,235,272,880	$2,408,151,187	$2,501,126,433	$3,131,612,389	$2,117,151,441

(a) Investments at cost — affiliated	$1,143,054,261	$2,207,463,084	$2,258,580,320	$2,786,259,179	$1,859,690,854

(b) Securities loaned at value	$63	$17,442,832	$8,704,304	$20,910,864	$9,263,296

See notes to financial statements.

90	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

December 31, 2017

	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio

ASSETS
Investments at value — affiliated(a)	$2,335,748,266	$1,387,097,042	$1,253,615,109	$579,430,546	$74,860,116
Receivables:
Investments sold	13,100,000	4,500,000	4,200,000	1,950,000	—
Contributions from investors	—	—	—	703,271	448,577
Dividends — affiliated	4,722	3,069	2,794	1,447	415
Investment adviser	—	—	—	—	843
Prepaid expenses	7,853	4,541	2,859	1,851	204

Total assets	2,348,860,841	1,391,604,652	1,257,820,762	582,087,115	75,310,155

LIABILITIES
Payables:
Investments purchased	13,109,738	4,715,180	5,422,744	3,849,548	722,833
Withdrawals to investors	867,944	539,401	59,124	—	—
Investment advisory fees	46,666	24,637	23,042	3,435	—
Professional fees	32,358	29,229	29,139	27,781	23,932
Trustees’ fees	11,663	7,360	6,809	3,882	2,639
Accounting fees	2,719	2,791	1,285	1,251	714
Printing fees	2,067	2,062	2,061	2,062	1,117
Other accrued expenses	3,563	1,984	537	780	1,230

Total liabilities	14,076,718	5,322,644	5,544,741	3,888,739	752,465

NET ASSETS	$2,334,784,123	$1,386,282,008	$1,252,276,021	$578,198,376	$74,557,690

NET ASSETS CONSIST OF
Investors’ capital	$2,000,799,943	$1,191,869,166	$1,071,066,034	$500,179,992	$68,464,851
Net unrealized appreciation (depreciation)	333,984,180	194,412,842	181,209,987	78,018,384	6,092,839

NET ASSETS	$2,334,784,123	$1,386,282,008	$1,252,276,021	$578,198,376	$74,557,690

(a) Investments at cost — affiliated	$2,001,764,086	$1,192,684,200	$1,072,405,122	$501,412,162	$68,767,277

See notes to financial statements.

FINANCIAL STATEMENTS	91

Statements of Operations

Year Ended December 31, 2017

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$5,758,132	$13,176,773	$18,136,952	$26,682,959	$21,124,376
Securities lending income — affiliated — net	28,106	52,709	48,255	37,370	33,351
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	5,401,195	13,983,710	14,673,321	23,297,139	16,133,788
Interest — affiliated	11,926,452	20,898,754	15,412,849	14,774,632	6,319,296
Expenses	(346,502)	(698,928)	(596,528)	(756,950)	(441,788)
Fees waived	78,907	139,779	105,732	104,772	47,809

Total investment income	22,846,290	47,552,797	47,780,581	64,139,922	43,216,832

EXPENSES
Investment advisory	517,301	1,049,762	1,001,121	1,296,063	836,268
Accounting services	4,054	6,711	6,541	8,510	11,998
Independent Trustees	38,763	52,797	49,017	61,263	42,433
Printing	2,054	2,054	2,023	2,054	2,023
Professional	32,436	35,150	35,289	39,236	32,668
Miscellaneous	10,351	20,814	19,524	25,391	16,300

Total expenses	604,959	1,167,288	1,113,515	1,432,517	941,690
Less fees waived by the Manager	(87,919)	(117,936)	(112,840)	(326,802)	(272,965)

Total expenses after fees waived	517,040	1,049,352	1,000,675	1,105,715	668,725

Net investment income	22,329,250	46,503,445	46,779,906	63,034,207	42,548,107

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(248,647)	1,448,921	449,164	2,159,724	872,429
Allocation from the applicable Underlying Master Portfolios	3,050,282	5,550,155	3,423,374	4,008,168	1,848,586

	2,801,635	6,999,076	3,872,538	6,167,892	2,721,015

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	27,078,021	57,289,892	78,390,962	106,935,046	84,450,005
Allocation from the applicable Underlying Master Portfolios	52,528,979	130,085,500	137,387,117	211,298,303	146,519,117

	79,607,000	187,375,392	215,778,079	318,233,349	230,969,122

Net realized and unrealized gain	82,408,635	194,374,468	219,650,617	324,401,241	233,690,137

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$104,737,885	$240,877,913	$266,430,523	$387,435,448	$276,238,244

See notes to financial statements.

92	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

Year Ended December 31, 2017

	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$26,212,171	$17,135,013	$16,016,558	$7,567,826	$812,709
Securities lending income — affiliated — net	11,915	22,618	4,674	3,560	578
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	20,676,537	11,487,198	10,818,509	4,177,208	359,438
Interest — affiliated	3,870,644	904,808	458,296	191,130	17,682
Expenses	(484,140)	(241,937)	(221,179)	(83,408)	(7,238)
Fees waived	33,845	11,323	8,207	3,481	313

Total investment income	50,320,972	29,319,023	27,085,065	11,859,797	1,183,482

EXPENSES
Investment advisory	946,510	528,852	485,448	208,613	18,281
Accounting services	10,046	8,533	5,676	2,800	—
Independent Trustees	46,845	29,577	27,567	16,061	8,881
Printing	2,023	2,026	2,026	2,020	885
Professional	33,391	30,462	30,371	28,469	20,023
Miscellaneous	18,497	10,218	9,353	3,719	629

Total expenses	1,057,312	609,668	560,441	261,682	48,699
Less fees waived by the Manager	(439,722)	(292,490)	(269,288)	(178,278)	(41,380)

Total expenses after fees waived	617,590	317,178	291,153	83,404	7,319

Net investment income	49,703,382	29,001,845	26,793,912	11,776,393	1,176,163

REALIZED AND UNREALIZED LOSS
Net realized gain (loss) from:
Investments — affiliated	1,841,151	652,967	621,881	15,177	(710)
Allocation from the applicable Underlying Master Portfolios	1,649,257	688,714	598,515	63,208	(39,583)

	3,490,408	1,341,681	1,220,396	78,385	(40,293)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	101,058,876	65,076,238	60,625,008	29,300,833	2,342,424
Allocation from the applicable Underlying Master Portfolios	185,036,093	103,750,828	96,902,011	38,569,706	3,436,611

	286,094,969	168,827,066	157,527,019	67,870,539	5,779,035

Net realized and unrealized gain	289,585,377	170,168,747	158,747,415	67,948,924	5,738,742

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$339,288,759	$199,170,592	$185,541,327	$79,725,317	$6,914,905

See notes to financial statements.

FINANCIAL STATEMENTS	93

Statements of Changes in Net Assets

	LifePath Index Retirement Master Portfolio		LifePath Index 2020 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$22,329,250	$12,650,804	$46,503,445	$27,954,383
Net realized gain	2,801,635	495,401	6,999,076	986,965
Net change in unrealized appreciation (depreciation)	79,607,000	19,162,122	187,375,392	47,041,905

Net increase in net assets resulting from operations	104,737,885	32,308,327	240,877,913	75,983,253

CAPITAL TRANSACTIONS
Proceeds from contributions	628,774,482	459,177,765	918,189,939	830,214,302
Value of withdrawals	(308,746,201)	(180,728,394)	(428,304,186)	(303,966,814)

Net increase in net assets derived from capital transactions	320,028,281	278,449,371	489,885,753	526,247,488

NET ASSETS
Total increase in net assets	424,766,166	310,757,698	730,763,666	602,230,741
Beginning of year	810,506,714	499,749,016	1,677,387,521	1,075,156,780

End of year	$1,235,272,880	$810,506,714	$2,408,151,187	$1,677,387,521

See notes to financial statements.

94	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	LifePath Index 2025 Master Portfolio		LifePath Index 2030 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$46,779,906	$23,101,178	$63,034,207	$31,804,959
Net realized gain (loss)	3,872,538	(2,868,437)	6,167,892	(4,141,821)
Net change in unrealized appreciation (depreciation)	215,778,079	48,799,434	318,233,349	70,914,898

Net increase in net assets resulting from operations	266,430,523	69,032,175	387,435,448	98,578,036

CAPITAL TRANSACTIONS
Proceeds from contributions	1,166,651,499	774,485,031	1,240,423,740	985,661,422
Value of withdrawals	(367,813,054)	(184,195,087)	(407,385,075)	(249,782,668)

Net increase in net assets derived from capital transactions	798,838,445	590,289,944	833,038,665	735,878,754

NET ASSETS
Total increase in net assets	1,065,268,968	659,322,119	1,220,474,113	834,456,790
Beginning of year	1,435,857,465	776,535,346	1,911,138,276	1,076,681,486

End of year	$2,501,126,433	$1,435,857,465	$3,131,612,389	$1,911,138,276

See notes to financial statements.

FINANCIAL STATEMENTS	95

Statements of Changes in Net Assets

	LifePath Index 2035 Master Portfolio		LifePath Index 2040 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$42,548,107	$19,516,881	$49,703,382	$23,198,484
Net realized gain (loss)	2,721,015	(4,188,145)	3,490,408	(5,823,362)
Net change in unrealized appreciation (depreciation)	230,969,122	50,670,087	286,094,969	61,243,225

Net increase in net assets resulting from operations	276,238,244	65,998,823	339,288,759	78,618,347

CAPITAL TRANSACTIONS
Proceeds from contributions	949,872,059	642,466,863	936,076,369	694,566,329
Value of withdrawals	(278,877,203)	(148,119,208)	(295,475,339)	(169,595,908)

Net increase in net assets derived from capital transactions	670,994,856	494,347,655	640,601,030	524,970,421

NET ASSETS
Total increase in net assets	947,233,100	560,346,478	979,889,789	603,588,768
Beginning of year	1,169,918,341	609,571,863	1,354,894,334	751,305,566

End of year	$2,117,151,441	$1,169,918,341	$2,334,784,123	$1,354,894,334

See notes to financial statements.

96	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	LifePath Index 2045 Master Portfolio		LifePath Index 2050 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$29,001,845	$11,541,762	$26,793,912	$11,096,260
Net realized gain (loss)	1,341,681	(3,669,592)	1,220,396	(4,050,297)
Net change in unrealized appreciation (depreciation)	168,827,066	33,054,642	157,527,019	31,821,999

Net increase in net assets resulting from operations	199,170,592	40,926,812	185,541,327	38,867,962

CAPITAL TRANSACTIONS
Proceeds from contributions	677,142,800	400,219,225	578,857,144	371,549,626
Value of withdrawals	(181,672,309)	(90,735,188)	(161,984,821)	(97,619,626)

Net increase in net assets derived from capital transactions	495,470,491	309,484,037	416,872,323	273,930,000

NET ASSETS
Total increase in net assets	694,641,083	350,410,849	602,413,650	312,797,962
Beginning of year	691,640,925	341,230,076	649,862,371	337,064,409

End of year	$1,386,282,008	$691,640,925	$1,252,276,021	$649,862,371

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Changes in Net Assets

	LifePath Index 2055 Master Portfolio		LifePath Index 2060 Master Portfolio
	Year Ended December 31,		Year Ended December 31, 2017	Period February 29, 2016 (a) to December 31, 2016
	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$11,776,393	$4,128,877	$1,176,163	$84,268
Net realized gain (loss)	78,385	(1,441,761)	(40,293)	(88,688)
Net change in unrealized appreciation (depreciation)	67,870,539	12,159,015	5,779,035	313,804

Net increase in net assets resulting from operations	79,725,317	14,846,131	6,914,905	309,384

CAPITAL TRANSACTIONS
Proceeds from contributions	330,953,945	170,817,798	64,521,423	10,830,520
Value of withdrawals	(83,508,950)	(41,639,954)	(7,633,180)	(385,362)

Net increase in net assets derived from capital transactions	247,444,995	129,177,844	56,888,243	10,445,158

NET ASSETS
Total increase in net assets	327,170,312	144,023,975	63,803,148	10,754,542
Beginning of year	251,028,064	107,004,089	10,754,542	—

End of year	$578,198,376	$251,028,064	$74,557,690	$10,754,542

(a)	Commencement of operations.

See notes to financial statements.

98	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Index Retirement Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	10.75%	5.82%	(0.31)%	5.78%	7.72%

Ratios to Average Net Assets(a)
Total expenses	0.08%	0.09%	0.10%	0.13%	0.16%

Total expenses after fees waived	0.08%	0.08%	0.09%	0.11%	0.14%

Net investment income	2.16%	2.05%	1.84%	1.87%	1.74%

Supplemental Data
Net assets, end of year (000)	$1,235,273	$810,507	$499,749	$431,795	$321,594

Portfolio turnover rate(b)	10%	13%	25%	15%	18%

(a)	Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.01%	0.01%	0.00%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%	0.02%

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	99

Financial Highlights  (continued)

	LifePath Index 2020 Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	12.34%	6.32%	(0.42)%	6.15%	11.36%

Ratios to Average Net Assets(a)
Total expenses	0.08%	0.09%	0.10%	0.12%	0.16%

Total expenses after fees waived	0.08%	0.08%	0.09%	0.11%	0.14%

Net investment income	2.21%	2.12%	1.95%	1.99%	2.01%

Supplemental Data
Net assets, end of year (000)	$2,408,151	$1,677,388	$1,075,157	$881,324	$616,003

Portfolio turnover rate(b)	9%	14%	14%	12%	12%

(a)	Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.01%	0.01%	0.00%
Investments in underlying funds	0.03%	0.04%	0.04%	0.04%	0.03%

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

100	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Index 2025 Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	14.43%	6.87%	(0.45)%	6.47%	13.48%

Ratios to Average Net Assets(a)
Total expenses	0.08%	0.09%	0.10%	0.12%	0.17%

Total expenses after fees waived	0.07%	0.08%	0.09%	0.11%	0.14%

Net investment income	2.34%	2.19%	2.06%	2.08%	2.19%

Supplemental Data
Net assets, end of year (000)	$2,501,126	$1,435,857	$776,535	$518,194	$278,608

Portfolio turnover rate(b)	8%	16%	12%	15%	13%

(a)	Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.00%	0.01%	0.00%
Investments in underlying funds	0.04%	0.06%	0.05%	0.05%	0.04%

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights  (continued)

	LifePath Index 2030 Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	16.36%	7.29%	(0.50)%	6.64%	15.40%

Ratios to Average Net Assets(a)
Total expenses	0.08%	0.09%	0.10%	0.12%	0.16%

Total expenses after fees waived	0.07%	0.08%	0.09%	0.11%	0.15%

Net investment income	2.43%	2.26%	2.15%	2.14%	2.33%

Supplemental Data
Net assets, end of year (000)	$3,131,612	$1,911,138	$1,076,681	$818,295	$528,481

Portfolio turnover rate(b)	7%	19%	12%	20%	12%

(a)	Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.00%	0.00%	0.01%	0.01%	0.00%
Investments in underlying funds	0.05%	0.07%	0.06%	0.05%	0.04%

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

102	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Index 2035 Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	18.29%	7.74%	(0.56)%	6.82%	17.02%

Ratios to Average Net Assets(a)
Total expenses	0.08%	0.09%	0.10%	0.12%	0.18%

Total expenses after fees waived	0.06%	0.07%	0.08%	0.11%	0.15%

Net investment income	2.54%	2.34%	2.26%	2.22%	2.47%

Supplemental Data
Net assets, end of year (000)	$2,117,151	$1,169,918	$609,572	$410,040	$207,175

Portfolio turnover rate(b)	6%	22%	10%	25%	12%

(a)	Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.00%	0.00%	0.00%	0.01%	0.00%
Investments in underlying funds	0.05%	0.08%	0.07%	0.06%	0.05%

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights  (continued)

	LifePath Index 2040 Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	19.95%	8.10%	(0.56)%	6.90%	18.66%

Ratios to Average Net Assets(a)
Total expenses	0.08%	0.09%	0.10%	0.12%	0.17%

Total expenses after fees waived	0.06%	0.07%	0.08%	0.11%	0.15%

Net investment income	2.63%	2.39%	2.33%	2.27%	2.59%

Supplemental Data
Net assets, end of year (000)	$2,334,784	$1,354,894	$751,306	$546,501	$326,693

Portfolio turnover rate(b)	6%	26%	11%	29%	12%

(a)	Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.00%	0.00%	0.00%	0.01%	0.00%
Investments in underlying funds	0.06%	0.09%	0.07%	0.06%	0.05%

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

104	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Index 2045 Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	21.07%	8.28%	(0.64)%	7.10%	20.33%

Ratios to Average Net Assets(a)
Total expenses	0.08%	0.09%	0.11%	0.13%	0.21%

Total expenses after fees waived	0.05%	0.06%	0.07%	0.10%	0.15%

Net investment income	2.74%	2.44%	2.39%	2.34%	2.77%

Supplemental Data
Net assets, end of year (000)	$1,386,282	$691,641	$341,230	$226,796	$104,567

Portfolio turnover rate(b)	6%	26%	10%	30%	12%

(a)	Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.00%
Investments in underlying funds	0.06%	0.10%	0.08%	0.07%	0.05%

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights  (continued)

	LifePath Index 2050 Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	21.43%	8.41%	(0.67)%	7.28%	21.62%

Ratios to Average Net Assets(a)
Total expenses	0.08%	0.09%	0.11%	0.13%	0.21%

Total expenses after fees waived	0.05%	0.06%	0.07%	0.10%	0.15%

Net investment income	2.76%	2.44%	2.39%	2.38%	2.91%

Supplemental Data
Net assets, end of year (000)	$1,252,276	$649,862	$337,064	$232,908	$103,722

Portfolio turnover rate(b)	5%	28%	14%	22%	12%

(a)	Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.00%
Investments in underlying funds	0.06%	0.10%	0.09%	0.08%	0.06%

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

106	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Index 2055 Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	21.43%	8.37%	(0.60)%	7.50%	22.99%

Ratios to Average Net Assets(a)
Total expenses	0.08%	0.11%	0.14%	0.20%	0.42%

Total expenses after fees waived	0.04%	0.04%	0.06%	0.10%	0.15%

Net investment income	2.82%	2.50%	2.44%	2.46%	3.09%

Supplemental Data
Net assets, end of year (000)	$578,198	$251,028	$107,004	$61,856	$23,968

Portfolio turnover rate(b)	5%	33%	17%	22%	15%

(a)	Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.00%
Investments in underlying funds	0.07%	0.11%	0.09%	0.09%	0.06%

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights

	LifePath Index 2060 Master Portfolio
	Year Ended December 31, 2017	Period February 29, 2016 (a) to December 31, 2016
Total Return
Total Return	21.51%	15.54	%(b)

Ratios to Average Net Assets(c)
Total expenses	0.15%	1.40	%(d)(e)

Total expenses after fees waived	0.04%	0.04	%(d)

Net investment income	3.22%	2.74	%(d)

Supplemental Data
Net assets, end of period (000)	$74,558	$10,755

Portfolio turnover rate of the LifePath Index Master Portfolio(f)	1%	71%

(a)	Commencement of operations.
(b)	Aggregate total return.
(c)	Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Year Ended December 31, 2017	Period February 29, 2016 (a) to December 31, 2016
Allocated fees waived	0.00%	0.00%
Investments in underlying funds	0.07%	0.12%

(d)	Annualized.
(e)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.54%.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

108	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements	Master Investment Portfolio

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to ten series of MIP: LifePath® Index Retirement Master Portfolio, LifePath® Index 2020 Master Portfolio, LifePath® Index 2025 Master Portfolio, LifePath® Index 2030 Master Portfolio, LifePath® Index 2035 Master Portfolio, LifePath® Index 2040 Master Portfolio, LifePath® Index 2045 Master Portfolio, LifePath® Index 2050 Master Portfolio, LifePath® Index 2055 Master Portfolio and LifePath® Index 2060 Master Portfolio (each, a “LifePath Index Master Portfolio” and together, the “LifePath Index Master Portfolios”). Each LifePath Index Master Portfolio is classified as diversified.

As of period end, the investment of LifePath Index Retirement Master Portfolio, LifePath Index 2020 Master Portfolio, LifePath Index 2025 Master Portfolio, LifePath Index 2030 Master Portfolio, LifePath Index 2035 Master Portfolio, LifePath Index 2040 Master Portfolio, LifePath Index 2045 Master Portfolio, LifePath Index 2050 Master Portfolio, LifePath Index 2055 Master Portfolio and LifePath Index 2060 Master Portfolio in Large Cap Index Master Portfolio represented 21.9%, 25.5%, 31.8%, 37.3%, 42.5%, 47.1%, 49.5%, 50.1%, 50.1% and 50.2%, respectively, of net assets. The investment of LifePath Index Retirement Master Portfolio, LifePath Index 2020 Master Portfolio, LifePath Index 2025 Master Portfolio, LifePath Index 2030 Master Portfolio, LifePath Index 2035 Master Portfolio, LifePath Index 2040 Master Portfolio, LifePath Index 2045 Master Portfolio, LifePath Index 2050 Master Portfolio, LifePath Index 2055 Master Portfolio and LifePath Index 2060 Master Portfolio in U.S. Total Bond Index Master Portfolio represented 51.0%, 45.3%, 34.7%, 25.6%, 16.9%, 8.9%, 3.2%, 1.0%, 1.0% and 1.0%, respectively, of net assets. As such, financial statements of Large Cap Index Master Portfolio and U.S. Total Bond Index Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective LifePath Index Master Portfolio’s financial statements. Large Cap Index Master Portfolio’s, Total International ex U.S. Index Master Portfolio’s and U.S. Total Bond Index Master Portfolio’s financial statements, which are included in filings by MIP, and Master Small Cap Index Series’ financial statements, which are included in filings by Quantitative Master Series LLC, are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The LifePath Index Master Portfolios will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the LifePath Index Master Portfolios. The LifePath Index Master Portfolios may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a LifePath Index Master Portfolio’s investment in each of Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio reflects that LifePath Index Master Portfolio’s proportionate interest in the net assets of that Underlying Master Portfolio. As of period end, the LifePath Index Master Portfolios held interests in these Underlying Master Portfolios as follows:

	Large Cap Index Master Portfolio	Master Small Cap Index Series	Total International ex U.S. Index Master Portfolio	U.S. Total Bond Index Master Portfolio
LifePath Index Retirement Master Portfolio	4.03%	4.17%	0.55%	12.49%
LifePath Index 2020 Master Portfolio	9.17	7.26	5.02	21.63
LifePath Index 2025 Master Portfolio	11.86	5.98	3.17	17.17
LifePath Index 2030 Master Portfolio	17.43	5.74	10.13	15.9
LifePath Index 2035 Master Portfolio	13.43	2.73	5.4	7.1
LifePath Index 2040 Master Portfolio	16.42	1.96	9.06	4.13
LifePath Index 2045 Master Portfolio	10.24	0.99	3.39	0.87
LifePath Index 2050 Master Portfolio	9.37	0.91	3.65	0.25
LifePath Index 2055 Master Portfolio	4.33	0.41	—	0.11
LifePath Index 2060 Master Portfolio	0.56	0.05	—	0.01

The LifePath Index Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Index Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the LifePath Index Master Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Each LifePath Index Master Portfolio records daily its proportionate share of the Underlying Master Portfolios’ income, expenses and realized and unrealized gains and losses.

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements (continued)	Master Investment Portfolio

Indemnifications: In the normal course of business, a LifePath Index Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Index Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Index Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Index Master Portfolio are charged to that LifePath Index Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The LifePath Index Master Portfolios’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the LifePath Index Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Index Master Portfolios determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each LifePath Index Master Portfolio’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	The market value of the LifePath Index Master Portfolios’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of trading on the NYSE on days when the NYSE is open.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each LifePath Index Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each LifePath Index Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

As of December 31, 2017, certain investments of the LifePath Index Master Portfolios’ were valued using NAV as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

110	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	Master Investment Portfolio

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain LifePath Index Master Portfolios may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the LifePath Index Master Portfolios collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each LifePath Index Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the LifePath Index Master Portfolio and any additional required collateral is delivered to the LifePath Index Master Portfolio, or excess collateral returned by the LifePath Index Master Portfolio, on the next business day. During the term of the loan, the LifePath Index Master Portfolios are entitled to all distributions made on or in respect of the loaned securities but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as investment companies in the LifePath Index Master Portfolios’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value—affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the LifePath Index Master Portfolios under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the LifePath Index Master Portfolios, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a LifePath Index Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the LifePath Index Master Portfolios’ securities lending agreements by counterparty which are subject to offset under an MSLA:

LifePath Index Retirement Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Citigroup Global Markets Inc.	$63	$(63)	—

LifePath Index 2020 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Deutsche Bank Securities Inc.	$616,032	$(616,032)	—
JP Morgan Securities LLC	16,826,800	(16,826,800)	—

	$17,442,832	$(17,442,832)	—

LifePath Index 2025 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
JP Morgan Securities LLC	$8,704,304	$(8,704,304)	—

LifePath Index 2030 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Deutsche Bank Securities Inc.	$5,840,896	$(5,840,896)	—
JP Morgan Securities LLC	15,069,968	(15,069,968)	—

	$20,910,864	$(20,910,864)	—

LifePath Index 2035 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
JP Morgan Securities LLC	$9,263,296	$(9,263,296)	—

(a)	Cash collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above. Collateral has been received in connection with securities lending agreements as follows:

NOTES TO FINANCIAL STATEMENTS	111

Notes to Financial Statements (continued)	Master Investment Portfolio

LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio
$64	$17,811,500	$8,888,700	$21,324,650	$9,459,800
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the LifePath Index Master Portfolios benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each LifePath Index Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the LifePath Index Master Portfolios, entered into an Investment Advisory Agreement with BFA, the LifePath Index Master Portfolios’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each LifePath Index Master Portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each LifePath Index Master Portfolio.

For such services, each LifePath Index Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each LifePath Index Master Portfolio’s net assets.

Administration: MIP, on behalf of the LifePath Index Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities).

BAL is not entitled to compensation for providing administrative services to the LifePath Index Master Portfolios, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the LifePath Index Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the LifePath Index Master Portfolios.

Expense Limitations and Waivers: With respect to each LifePath Index Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each LifePath Index Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each LifePath Index Master Portfolio’s investments in other affiliated investment companies, if any. For the year ended December 31, 2017, the amounts waived were as follows:

Amounts Waived
LifePath Index Retirement Master Portfolio	$1,993
LifePath Index 2020 Master Portfolio	3,772
LifePath Index 2025 Master Portfolio	4,691
LifePath Index 2030 Master Portfolio	5,521
LifePath Index 2035 Master Portfolio	4,209
LifePath Index 2040 Master Portfolio	4,387
LifePath Index 2045 Master Portfolio	3,054
LifePath Index 2050 Master Portfolio	736
LifePath Index 2055 Master Portfolio	1,289
LifePath Index 2060 Master Portfolio	172

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the LifePath Index Master Portfolios, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The LifePath Index Master Portfolios are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a in money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the LifePath Index Master Portfolios bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each LifePath Index Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each LifePath Index Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each LifePath Index Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

112	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	Master Investment Portfolio

The share of securities lending income earned by each LifePath Index Master Portfolio is included in securities lending income — affiliated – net in the Statements of Operations. For the year ended December 31, 2017, each LifePath Index Master Portfolio paid BTC the following amounts in total for securities lending agent services and collateral investment fees:

Amounts
LifePath Index Retirement Master Portfolio	$5,976
LifePath Index 2020 Master Portfolio	11,761
LifePath Index 2025 Master Portfolio	11,365
LifePath Index 2030 Master Portfolio	8,714
LifePath Index 2035 Master Portfolio	7,197
LifePath Index 2040 Master Portfolio	2,582
LifePath Index 2045 Master Portfolio	5,450
LifePath Index 2050 Master Portfolio	873
LifePath Index 2055 Master Portfolio	897
LifePath Index 2060 Master Portfolio	145

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each LifePath Index Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each LifePath Index Master Portfolio’s investment policies and restrictions. Each LifePath Index Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the LifePath Index Master Portfolios did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of MIP are trustees and/or officers of BlackRock or its affiliates.

Other Transactions: Each LifePath Index Master Portfolio may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as dividends-affiliated in the Statements of Operations.

6.	PURCHASES AND SALES

For the year ended December 31, 2017, purchases and sales of investments in the Underlying Funds and Underlying Master Portfolios and excluding short-term securities, were as follows:

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio
Purchases	$431,291,811	$698,098,445	$965,960,617	$1,051,529,165	$795,047,919
Sales	105,578,267	192,212,109	150,058,054	179,058,126	101,123,201

	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio
Purchases	$787,272,992	$570,643,941	$482,139,835	$275,574,384	$58,009,921
Sales	120,581,269	58,925,356	50,558,739	20,978,989	532,846

7.	INCOME TAX INFORMATION

Each LifePath Index Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the LifePath Index Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the LifePath Index Master Portfolios. Therefore, no U.S. federal income tax provision is required. It is intended that the LifePath Index Master Portfolios’ assets will be managed so an investor in each LifePath Index Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each LifePath Index Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Index Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017, except for LifePath Index 2060 Master Portfolio, which remains open for the year ended December 31, 2017 and the period ended December 31, 2016. The statutes of limitations on each LifePath Index Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

NOTES TO FINANCIAL STATEMENTS	113

Notes to Financial Statements (continued)	Master Investment Portfolio

Management has analyzed tax laws and regulations and their application to the LifePath Index Master Portfolios as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Index Master Portfolios’ financial statements.

As of December 31, 2017, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio
Tax cost	$1,132,728,476	$2,175,870,902	$2,243,849,534	$2,751,045,142	$1,845,734,766

Gross unrealized appreciation	$169,506,668	$402,385,679	$377,627,584	$550,102,430	$342,250,828
Gross unrealized depreciation	(65,413,295)	(147,387,440)	(109,297,369)	(139,931,975)	(57,185,406)

Net unrealized appreciation	$104,093,373	$254,998,239	$268,330,215	$410,170,455	$285,065,422

	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio
Tax cost	$1,976,598,357	$1,184,941,601	$1,064,234,795	$501,070,340	$68,827,902

Gross unrealized appreciation	$400,730,816	$209,776,577	$191,336,723	$79,204,951	$6,102,386
Gross unrealized depreciation	(41,580,907)	(7,621,135)	(1,956,409)	(844,745)	(70,172)

Net unrealized appreciation	$359,149,909	$202,155,442	$189,380,314	$78,360,206	$6,032,214

8.	BANK BORROWINGS

MIP, on behalf of the LifePath Index Master Portfolios, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the LifePath Index Master Portfolios may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the LifePath Index Master Portfolios, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2017, the LifePath Index Master Portfolios did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, certain LifePath Index Master Portfolios invest in securities or other instruments and may enter into certain transactions, and such activities subject each LifePath Index Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations.

The LifePath Index Master Portfolios may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Counterparty Credit Risk: The LifePath Index Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The LifePath Index Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the LifePath Index Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the LifePath Index Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the LifePath Index Master Portfolios.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the LifePath Index Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

114	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm	Master Investment Portfolio

To the Board of Trustees of Master Investment Portfolio and the Investors of LifePath® Index Retirement Master Portfolio, LifePath® Index 2020 Master Portfolio, LifePath® Index 2025 Master Portfolio, LifePath® Index 2030 Master Portfolio, LifePath® Index 2035 Master Portfolio, LifePath® Index 2040 Master Portfolio, LifePath® Index 2045 Master Portfolio, LifePath® Index 2050 Master Portfolio, LifePath® Index 2055 Master Portfolio and LifePath® Index 2060 Master Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of LifePath® Index Retirement Master Portfolio, LifePath® Index 2020 Master Portfolio, LifePath® Index 2025 Master Portfolio, LifePath® Index 2030 Master Portfolio, LifePath® Index 2035 Master Portfolio, LifePath® Index 2040 Master Portfolio, LifePath® Index 2045 Master Portfolio, LifePath® Index 2050 Master Portfolio, LifePath® Index 2055 Master Portfolio and LifePath® Index 2060 Master Portfolio (ten of the series constituting Master Investment Portfolio, hereafter collectively referred to as the “Master Portfolios”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 for LifePath® Index Retirement Master Portfolio, LifePath® Index 2020 Master Portfolio, LifePath® Index 2025 Master Portfolio, LifePath® Index 2030 Master Portfolio, LifePath® Index 2035 Master Portfolio, LifePath® Index 2040 Master Portfolio, LifePath® Index 2045 Master Portfolio, LifePath® Index 2050 Master Portfolio and LifePath® Index 2055 Master Portfolio, and the related statement of operations for the year ended December 31, 2017 and the statements of changes in net assets and the financial highlights for the year ended December 31, 2017 and for the period February 29, 2016 (commencement of operations) through December 31, 2016, including the related notes, for LifePath® Index 2060 Master Portfolio (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Master Portfolios as of December 31, 2017, the results of operations for the year then ended, the changes in net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the five years in the period ended December 31, 2017 for LifePath® Index Retirement Master Portfolio, LifePath® Index 2020 Master Portfolio, LifePath® Index 2025 Master Portfolio, LifePath® Index 2030 Master Portfolio, LifePath® Index 2035 Master Portfolio, LifePath® Index 2040 Master Portfolio, LifePath® Index 2045 Master Portfolio, LifePath® Index 2050 Master Portfolio and LifePath® Index 2055 Master Portfolio, and the results of operations for the year ended December 31, 2017, and the changes in net assets and the financial highlights for the year ended December 31, 2017 and for the period February 29 ,2016 (commencement of operations) through December 31, 2016 for LifePath® Index 2060 Master Portfolio in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on the Master Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Master Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	115

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Rodney D. Johnson 1941	Chair of the Board and Trustee (Since 2009)	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 144 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 144 Portfolios	None
Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 144 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 144 Portfolios	None
Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 144 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee (Since 2009)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 144 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee (Since 2009)	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 144 Portfolios	None
Mark Stalnecker 1951	Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 144 Portfolios	None

116	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 144 Portfolios	None
Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 144 Portfolios	None
Frederick W. Winter 1945	Trustee (Since 2009)	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 144 Portfolios	None

Interested Trustees (d)
Barbara G. Novick 1960	Trustee (Since 2015)	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 218 Portfolios	None
John M. Perlowski 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	127 RICs consisting of 316 Portfolios	None
(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

(b) Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c) In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. (“BlackRock”) in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or is affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

(d) Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock and its affiliates. Ms. Novick and Mr. Perlowski are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Ms. Novick is a board member of the BlackRock Closed-End Complex and Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

TRUSTEE AND OFFICER INFORMATION	117

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer (Since 2015)	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
(b) Officers of the Trust/MIP serve at the pleasure of the Board.

Effective February 22, 2018, Barbara G. Novick resigned, and Robert Fairbairn was appointed, as an Interested Trustee of the Trust/MIP.

Further information about the Trust’s/MIP’s Trustees and Officers is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Adviser	Transfer Agent
BlackRock Fund Advisors	BNY Mellon Investment Servicing (US) Inc.
San Francisco, CA 94105	Wilmington, DE 19809

Administrator	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Accounting Agent and Custodian	Independent Registered Public Accounting Firm
State Street Bank and Trust Company	PricewaterhouseCoopers LLP
Boston, MA 02111	Philadelphia, PA 19103

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105

118	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The LifePath Index Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the LifePath Index Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The LifePath Index Funds/LifePath Index Master Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The LifePath Index Funds’/LifePath Index Master Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The LifePath Index Funds’/ LifePath Index Master Portfolios’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the LifePath Index Funds/LifePath Index Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the LifePath Index Funds/LifePath Index Master Portfolios voted proxies relating to securities held in the LifePath Index Funds’/LifePath Index Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	119

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

120	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a LifePath Index Fund unless preceded or accompanied by the LifePath Index Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPindex-12/17-AR

DECEMBER 31, 2017

ANNUAL REPORT

BlackRock Funds III

➢	iShares MSCI Total International Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended December 31, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. The equity market advanced, month after month, despite geopolitical uncertainty and relatively high valuations, while bond returns were constrained by higher interest rates.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, longer-term U.S. Treasuries posted modest returns, as rising energy prices, modest wage increases, and steady job growth led to expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries throughout the world experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing short-term interest rates three times and setting expectations for additional interest rate increases. The Fed also began reducing the vast balance sheet reserves that had accumulated in the wake of the financial crisis. In October 2017, the Fed reduced its $4.5 trillion balance sheet by only $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) both continued to expand their balance sheets despite nascent signs of sustained economic growth. The Eurozone and Japan are both approaching the limits of central banks’ ownership share of national debt, which is a structural pressure point that limits their capacity to deliver additional monetary stimulus. In October 2017, the ECB announced plans to cut the amount of its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus until the inflation rate rises to its target of 2%.

Emerging market growth also stabilized, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

While escalating tensions between the United States and North Korea and our nation’s divided politics are concerning, benign credit conditions, modest inflation, solid corporate earnings, and the positive outlook for growth in the world’s largest economies have kept markets relatively tranquil.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018.

Further fueling optimism, Congress passed a sweeping tax reform bill in December 2017. The U.S. tax overhaul is likely to accentuate the reflationary themes already in place, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	11.42%	21.83%
U.S. small cap equities (Russell 2000® Index)	9.20	14.65
International equities (MSCI Europe, Australasia, Far East Index)	9.86	25.03
Emerging market equities (MSCI Emerging Markets Index)	15.92	37.28
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.55	0.86
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(0.01)	2.07
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.24	3.54
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.64	4.95
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.46	7.50
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of December 31, 2017	iShares MSCI Total International Index Fund

Investment Objective

iShares MSCI Total International Index Fund’s (the “Fund”) investment objective is to match the performance of the MSCI All Country World ex USA Index (the “MSCI ACWI ex USA Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.

On February 24, 2017, the Board approved a proposal to change the name of BlackRock Total International ex U.S. Index Fund to iShares MSCI Total International Index Fund, which was effective on June 19, 2017.

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended December 31, 2017, the Fund’s Institutional Shares returned 27.57%, Investor A Shares returned 27.32% and Class K Shares returned 27.62%. The benchmark MSCI ACWI ex USA Index returned 27.19% for the same period.

The Fund invests all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

Japanese equities posted solid gains in the first quarter. Some success can be attributed to Japanese companies having a higher exposure to global growth, which has been trending upward over the past few quarters. 2016 fourth-quarter earnings reports were among the strongest in Japan in nearly a decade. Continued yield curve management from the central bank, better corporate governance and domestic investor buying have also been supportive of Japanese stocks.

In the case of Europe, economic data improved in the first quarter of 2017, particularly in large export-driven economies like Germany. Additionally, inflation in the region has started to stabilize, although not a major reversal, with headline CPI hitting 1.8% year-over-year and core inflation firming to 0.9% year-over-year in January. Political anxiety over elections in the Netherlands and France in the first half of the year, as well as fears over the European Central Bank (“ECB”) tapering its asset purchase program too soon, weighed on investor sentiment to some extent.

In the United Kingdom, Prime Minister Theresa May triggered Article 50 at the end of March, marking the start of the two-year period in which the United Kingdom must leave the European Union. While the initial impact of Brexit appeared to be inconsequential, recent economic data has shown the first signs of stress. January retail sales and average earnings missed expectations. Furthermore, a continued weakening of the pound sterling could continue to squeeze consumers further through increasing costs of imports. In such an environment, large-cap multinationals listed on the London Stock Exchange would likely remain better positioned than domestically focused small caps. The FTSE 100 Index hit a new record high against currency weakness.

Australia also experienced a positive first quarter, as the country benefited from global reflation, rising metal prices, and strong domestic and Chinese economic indicators.

In the second quarter, the Japanese yen was relatively volatile throughout the period, as the Bank of Japan made no changes to their policy, but revised upward their assessment of economic prospects. Japan’s strengthening economy translated into strong corporate earnings growth and positive earnings revisions.

Investor interest accelerated in European equities in the second quarter, leading to solid, broad-based returns across the region. The defeat of anti-European Union populists in France and the Netherlands diminished political risk for the region overall. This allowed investors to focus on the strongest European earnings season in seven years amid both a strengthening regional economy and global economy. French President Emmanuel Macron’s victory was positively felt across the continent and unsurprisingly had the largest impact within France. Gains in Eurozone equities were capped, as some investors looked cautiously at ECB developments for signs of monetary tightening. The United Kingdom did experience some volatility ahead and in the immediate wake of the snap election in June.

In Europe, the positive tailwinds of strong corporate profit and economic growth sustained the equity market rally. The euro area real effective exchange rate increased roughly 2% in the third quarter, as the improved growth picture in the region led markets to expect ECB President Mario Draghi to announce a further reduction in the pace of quantitative easing purchases, which could provide upward pressure on anemically low eurozone bond yields. However, the momentum behind the Franco-German drive to promote a deeper eurozone was slightly challenged in the German elections. While Chancellor Angela Merkel won a fourth term, the euro-skeptic right-wing Alternative for Germany party won a larger-than-expected share of the parliament. In response to growing ambitions of a Catalonian separatist movement, Spanish authorities arrested Catalan officials and raided several ministries ahead of an independence vote on October 1.

In the fourth quarter, Prime Minister Shinzo Abe’s victory at the October 22 “snap” election diminished uncertainty in the market, which helped investors focus on an improved earnings outlook, the benefits of increased global trade, and a strengthening domestic economy. In Europe, robust economic and corporate earnings growth helped the region post respectable gains despite recent headline noise around Spain and stubbornly low inflation.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the MSCI ACWI ex USA Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2017 (continued)	iShares MSCI Total International Index Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming transaction costs and other operating expense, including administration fees, if any.
(b)	The Fund invests all of its assets in the Master Portfolio. The Master Portfolio will be substantially invested in equity securities in the MSCI ACWI ex USA Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI ACWI ex USA Index.
(c)	The index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States.
(d)	Commencement of operations.

Performance Summary for the Period Ended December 31, 2017

	6-Month Total Returns	Average Annual Total Returns (e)
		1 Year	5 Years	Since Inception (f)
Institutional	10.97%	27.57%	6.32%	4.09%
Investor A	10.86	27.32	6.04	3.83
Class K	11.03	27.62	6.35	4.47
MSCI ACWI ex USA Index	11.48	27.19	6.80	4.72

(e)	See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
(f)	The Fund commenced operations on June 30, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During the Period (a)	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,109.70	$0.85	$1,000.00	$1,024.40	$0.82	0.16%
Investor A	1,000.00	1,108.60	2.18	1,000.00	1,023.14	2.09	0.41
Class K	1,000.00	1,110.30	0.59	1,000.00	1,024.64	0.56	0.11

(a)	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

FUND SUMMARY	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), the Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on July 1, 2017 and held through December 31, 2017) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities

December 31, 2017

iShares MSCI Total International Index Fund

ASSETS
Investments at value — Master Portfolio (cost — $509,858,045)	$625,478,926
Receivables:
Capital shares sold	925,059
From the Administrator	4,787
Withdrawals from the Master Portfolio	2,200
Prepaid expenses	28,483

Total assets	626,439,455

LIABILITIES
Payables:
Capital shares redeemed	927,259
Service fees	60,397
Professional fees	23,120
Administration fees	3,671
Other accrued expenses	57,482

Total liabilities	1,071,929

NET ASSETS	$625,367,526

NET ASSETS CONSIST OF:
Paid-in capital	$517,001,731
Distributions in excess of net investment income	(1,794,004)
Accumulated net realized loss allocated from the Master Portfolio	(5,461,082)
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	115,620,881

NET ASSETS	$625,367,526

NET ASSET VALUE
Institutional — Based on net assets of $73,404,629 and 7,690,676 shares outstanding, unlimited shares authorized, no par value	$9.54

Investor A — Based on net assets of $288,431,276 and 30,299,971 shares outstanding, unlimited shares authorized, no par value	$9.52

Class K — Based on net assets of $263,531,621 and 26,830,495 shares outstanding, unlimited shares authorized, no par value	$9.82

See notes to financial statements.

FINANCIAL STATEMENTS	7

Statement of Operations

Year Ended December 31, 2017

iShares MSCI Total International Index Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio :
Dividends — unaffiliated	$17,370,095
Dividends — affiliated	15,691
Interest — unaffiliated	400
Securities lending income — affiliated — net	238,304
Foreign taxes withheld	(2,036,934)
Expenses	(375,426)
Fees waived	1,493

Total investment income	15,213,623

FUND EXPENSES
Service and distribution — class specific	670,599
Transfer agent — class specific	171,760
Registration	71,818
Administration	54,360
Printing	33,825
Recoupment of past fees waived and/or reimbursed	29,972
Professional	25,169
Recoupment of past fees waived and/or reimbursed — class specific	12,166
Officer	306
Miscellaneous	4,774

Total expenses	1,074,749
Less:
Fees waived and/or reimbursed by the Administrator	(12,501)
Transfer agent fees waived and/or reimbursed — class specific	(6,103)

Total expenses after fees waived and/or reimbursed	1,056,145

Net investment income	14,157,478

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments (including $3,327 foreign capital gain tax) — unaffiliated	(2,685,847)
Futures contracts	962,041
Foreign currency transactions	128,155

(1,595,651)

Net change in unrealized appreciation (depreciation) on:
Investments (including $55,138 foreign capital gain tax) — unaffiliated	114,923,272
Futures contracts	44,274
Foreign currency translations	130,943

115,098,489

Net realized and unrealized gain	113,502,838

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$127,660,316

See notes to financial statements.

8	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares MSCI Total International Index Fund
	Year Ended December 31,
	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,157,478	$7,008,197
Net realized gain (loss)	(1,595,651)	2,730,185
Net change in unrealized appreciation (depreciation)	115,098,489	3,278,725

Net increase in net assets resulting from operations	127,660,316	13,017,107

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(1,868,415)	(1,271,110)
Investor A	(7,168,995)	(3,962,291)
Class K	(6,583,878)	(1,899,693)
From net realized gain:
Institutional	(13,875)	(588,534)
Investor A	(60,633)	(2,049,998)
Class K	(49,032)	(816,291)

Decrease in net assets resulting from distributions to shareholders	(15,744,828)	(10,587,917)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	86,220,398	232,611,891

NET ASSETS
Total increase in net assets	198,135,886	235,041,081
Beginning of year	427,231,640	192,190,559

End of year	$625,367,526	$427,231,640

Distributions in excess of net investment income, end of year	$(1,794,004)	$(330,185)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund
	Institutional
	Year Ended December 31,
	2017		2016	2015	2014		2013
Net asset value, beginning of year	$7.70		$7.65	$8.43	$10.06		$9.06

Net investment income(a)	0.24		0.21	0.21	0.30		0.22
Net realized and unrealized gain (loss)	1.86		0.12	(0.69)	(0.75)		1.02

Net increase (decrease) from investment operations	2.10		0.33	(0.48)	(0.45)		1.24

Distributions:(b)
From net investment income	(0.26)		(0.21)	(0.17)	(0.29)		(0.24)
From net realized gain	(0.00	)(c)	(0.07)	(0.13)	(0.89)		—

Total distributions	(0.26)		(0.28)	(0.30)	(1.18)		(0.24)

Net asset value, end of year	$9.54		$7.70	$7.65	$8.43		$10.06

Total Return(d)
Based on net asset value	27.57%		4.31%	(5.89)%	(4.78)%		13.94%

Ratios to Average Net Assets(e)(f)
Total expenses	0.16%		0.19%	0.45%	0.83	%(g)	1.25%

Total expenses after fees waived and/or reimbursed	0.16%		0.16%	0.17%	0.21	%(g)	0.35%

Net investment income	2.69%		2.74%	2.49%	3.00	%(g)	2.35%

Supplemental Data
Net assets, end of year (000)	$73,405		$76,001	$40,716	$17,380		$15,013

Portfolio turnover rate of the Master Portfolio	57%		15%	6%	49%		36%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived as follows:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.00%	0.00%	0.00%	0.03%	0.01%

(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See notes to financial statements.

10	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund (continued)
	Investor A
	Year Ended December 31,
	2017		2016	2015	2014		2013
Net asset value, beginning of year	$7.68		$7.63	$8.41	$10.06		$9.06

Net investment income(a)	0.22		0.19	0.13	0.22		0.21
Net realized and unrealized gain (loss)	1.86		0.12	(0.62)	(0.71)		1.00

Net increase (decrease) from investment operations	2.08		0.31	(0.49)	(0.49)		1.21

Distributions:(b)
From net investment income	(0.24)		(0.19)	(0.16)	(0.27)		(0.21)
From net realized gain	(0.00	)(c)	(0.07)	(0.13)	(0.89)		—

Total distributions	(0.24)		(0.26)	(0.29)	(1.16)		(0.21)

Net asset value, end of year	$9.52		$7.68	$7.63	$8.41		$10.06

Total Return(d)
Based on net asset value	27.32%		4.07%	(6.05)%	(5.19)%		13.63%

Ratios to Average Net Assets(e)(f)
Total expenses	0.41%		0.46%	0.43%	1.30	%(g)	1.91%

Total expenses after fees waived and/or reimbursed	0.41%		0.41%	0.38%	0.46	%(g)	0.64%

Net investment income	2.47%		2.48%	1.63%	2.28	%(g)	2.21%

Supplemental Data
Net assets, end of year (000)	$288,431		$247,732	$144,177	$372		$65

Portfolio turnover rate of the Master Portfolio	57%		15%	6%	49%		36%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived as follows:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.00%	0.00%	0.00%	0.03%	0.01%

(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund (continued)
	Class K
	Year Ended December 31,
	2017		2016	2015	2014		2013
Net asset value, beginning of year	$7.92		$7.86	$8.65	$10.30		$9.27

Net investment income(a)	0.25		0.21	0.23	0.19		0.23
Net realized and unrealized gain (loss)	1.91		0.13	(0.71)	(0.65)		1.04

Net increase (decrease) from investment operations	2.16		0.34	(0.48)	(0.46)		1.27

Distributions:(b)
From net investment income	(0.26)		(0.21)	(0.18)	(0.30)		(0.24)
From net realized gain	(0.00	)(c)	(0.07)	(0.13)	(0.89)		—

Total distributions	(0.26)		(0.28)	(0.31)	(1.19)		(0.24)

Net asset value, end of year	$9.82		$7.92	$7.86	$8.65		$10.30

Total Return(d)
Based on net asset value	27.62%		4.37%	(5.83)%	(4.84)%		13.96%

Ratios to Average Net Assets(e)(f)
Total expenses	0.11%		0.14%	0.46%	0.81	%(g)	1.36%

Total expenses after fees waived and/or reimbursed	0.11%		0.11%	0.13%	0.15	%(g)	0.34%

Net investment income	2.75%		2.68%	2.71%	2.02	%(g)	2.40%

Supplemental Data
Net assets, end of year (000)	$263,532		$103,498	$7,297	$6,267		$80

Portfolio turnover rate of the Master Portfolio	57%		15%	6%	49%		36%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived as follows:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.00%	0.00%	0.00%	0.03%	0.01%

(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See notes to financial statements.

12	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements	iShares MSCI Total International Index Fund

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. iShares MSCI Total International Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified. The Trust is organized as a Delaware statutory trust.

The Fund seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2017, the percentage of the Master Portfolio owned by the Fund was 59.6%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold without a sales charge and generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	No	No	None
Class K Shares	No	No	None

On February 24, 2017, the Board approved a proposal to change the name of BlackRock Total International ex U.S. Index Fund to iShares MSCI Total International Index Fund, which was effective on June 19, 2017.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (continued)	iShares MSCI Total International Index Fund

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays BAL a monthly fee at the annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets of Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended December 31, 2017, the class specific service and distribution fees borne directly by Investor A Shares was $670,599.

Transfer Agent: The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the year ended December 31, 2017, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Class K	Total
$253	$1,846	$122	$2,221

For the year ended December 31, 2017, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Class K	Total
$31,436	$135,621	$4,703	$171,760

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to the Fund, BAL contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitations”). The expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Class K
Rate	0.16%	0.41%	0.11%

BAL has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2018, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2017, BAL waived and/or reimbursed $12,501.

These amounts waived and/or reimbursed are included in transfer agent fees waived and/or reimbursed – class specific, in the Statement of Operations. For the year ended December 31, 2017, class specific expense waivers and/or reimbursements are as follows:

Transfer agent fees waived and/or reimbursed

Institutional	Investor A	Class K	Total
$672	$4,023	$1,408	$6,103

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Administrator, are less than the current expense limitation for that share class, the Administrator is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2)	BAL or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to any voluntary waivers that may be in effect from time to time.

For the year ended December 31, 2017, BAL recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:

Fund Level	Institutional	Investor A	Class K
$29,972	$634	$10,806	$726

14	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	iShares MSCI Total International Index Fund

On December 31, 2017, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring December 31,
	2018	2019
Fund level	$70,072	$12,501
Institutional	—	672
Investor A	21,362	4,023
Class K	—	1,408

The fund level waivers and/or reimbursements previously recorded by the Fund of $85,781, which were subject to recoupment by the Administrator, expired on December 31, 2017.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the Fund did not participate in the Interfund Lending Program.

Officers and Trustees: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Officer in the Statement of Operations.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to reclassifications of distributions were reclassified to the following accounts:

Distributions in excess of net investment income	$(9)
Accumulated net unrealized loss	9

The tax character of distributions paid was as follows:

	12/31/17	12/31/16
Ordinary income	$15,744,828	$9,036,649
Long-term capital gains	—	1,551,268

	$15,744,828	$10,587,917

As of period end, the tax components of accumulated net earnings (losses) were as follows:

Undistributed ordinary income	$83,269
Qualified late-year losses(a)	(463,215)
Net unrealized gains(b)	108,745,741

$108,365,795

(a) The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

(b) The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the timing and recognition of partnership income.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (continued)	iShares MSCI Total International Index Fund

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 12/31/17		Year Ended 12/31/16
	Shares	Amount	Shares	Amount
Institutional
Shares sold	5,118,654	$45,807,256	6,367,264	$48,657,164
Shares issued in reinvestment of distributions	212,049	1,882,290	241,230	1,849,084
Shares redeemed	(7,506,340)	(63,896,434)	(2,063,411)	(15,727,749)

Net increase (decrease)	(2,175,637)	$(16,206,888)	4,545,083	$34,778,499

Investor A
Shares sold	21,267,282	$188,387,590	15,959,069	$122,888,120
Shares issued in reinvestment of distributions	817,484	7,229,567	786,744	6,012,289
Shares redeemed	(24,025,404)	(211,729,585)	(3,395,147)	(25,937,946)

Net increase (decrease)	(1,940,638)	$(16,112,428)	13,350,666	$102,962,463

Class K
Shares sold	25,752,786	$228,037,341	12,867,026	$100,673,978
Shares issued in reinvestment of distributions	722,653	6,632,911	344,410	2,715,984
Shares redeemed	(12,709,806)	(116,130,538)	(1,074,617)	(8,519,033)

Net increase	13,765,633	$118,539,714	12,136,819	$94,870,929

Total Net Increase	9,649,358	$86,220,398	30,032,568	$232,611,891

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm	iShares MSCI Total International Index Fund

To the Board of Trustees of BlackRock Funds III and the Shareholders of

iShares MSCI Total International Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of iShares MSCI Total International Index Fund (one of the funds constituting BlackRock Funds III, referred to hereafter as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the administrator of the Master Portfolio. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information  (unaudited)

The following information is provided with respect to the ordinary income distributions paid during the taxable year ended December 31, 2017.

	Payable Dates
Qualified Dividend Income for Individuals(a)	Quarterly	82.5719%
Qualified Short-Term Capital Gains for Non U.S. residents(b)	Quarterly	0.68
Foreign Source Income(c)	Quarterly	99.30
Foreign Taxes Paid Per Share(d)	3/30/2017	$0.006061
	6/29/2017	0.010463
	9/28/2017	0.007070
	12/14/2017	0.007614

(a)	The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.
(b)	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholdings for nonresident aliens and foreign corporations.
(c)	Expressed as a percentage of distributions grossed up for foreign taxes.
(d)	The foreign taxes paid represent taxes paid by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM / IMPORTANT TAX INFORMATION	17

Master Portfolio Information as of December 31, 2017	Total International ex U.S. Index Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Tencent Holdings Ltd.	1%
Nestle SA	1
Samsung Electronics Co. Ltd.	1
HSBC Holdings PLC	1
Alibaba Group Holding Ltd. — ADR	1
Taiwan Semiconductor Manufacturing Co. Ltd.	1
Novartis AG, Registered Shares	1
Roche Holding AG	1
Toyota Motor Corp.	1
British American Tobacco PLC	1

GEOGRAPHIC ALLOCATION

Country	Percent of Net Assets
Japan	16%
United Kingdom	10
France	7
Germany	7
Canada	7
China	7
Switzerland	6
Australia	5
South Korea	4
Netherlands	4
Hong Kong	3
United States	3
Taiwan	3
Spain	2
India	2
Sweden	2
South Africa	2
Brazil	2
Other(a)	9
Liabilities in Excess of Other Assets	(1)

(a)	Other includes a 1% or less holding in each of the following countries: Austria, Belgium, Chile, Colombia, Czech Republic, Denmark, Finland, Greece, Hungary, Indonesia, Ireland, Israel, Italy, Luxembourg, Malaysia, Malta, Mexico, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Qatar, Romania, Russia, Singapore, Thailand, Turkey and United Arab Emirates.

18	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.3%

Australia — 4.9%
AGL Energy Ltd.	29,297	$555,179
Alumina Ltd.	163,866	308,816
Amcor Ltd.	57,388	687,641
AMP Ltd.	150,512	607,542
APA Group(a)	51,737	335,487
Aristocrat Leisure Ltd.	27,113	499,264
ASX Ltd.	8,447	360,578
Aurizon Holdings Ltd.	84,172	324,336
AusNet Services	88,260	124,032
Australia & New Zealand Banking Group Ltd.	141,244	3,151,018
Bank of Queensland Ltd.	5,125	50,693
Bendigo & Adelaide Bank Ltd.	28,052	254,557
BHP Billiton Ltd.	150,209	3,450,436
BHP Billiton PLC	105,509	2,133,428
Boral Ltd.	68,366	413,874
Brambles Ltd.	67,987	532,819
Caltex Australia Ltd.	14,445	382,666
Challenger Ltd.	31,089	339,041
CIMIC Group Ltd.	5,528	221,095
Coca-Cola Amatil Ltd.	17,933	118,804
Cochlear Ltd.	3,188	424,969
Commonwealth Bank of Australia	82,730	5,163,054
Computershare Ltd.	29,614	375,202
Crown Resorts Ltd.(b)	8,556	86,727
CSL Ltd.	20,839	2,290,075
Dexus	50,587	383,883
Domino’s Pizza Enterprises Ltd.(b)	3,497	127,102
Flight Centre Travel Group Ltd.(b)	1,384	47,704
Fortescue Metals Group Ltd.	88,953	336,631
Goodman Group	91,472	599,369
GPT Group	85,677	340,808
Harvey Norman Holdings Ltd.(b)	16,035	52,000
Healthscope Ltd.(b)	82,216	134,395
Incitec Pivot Ltd.	96,223	291,562
Insurance Australia Group Ltd.	121,044	681,752
Lend Lease Group(a)	31,290	397,799
Macquarie Group Ltd.	14,932	1,154,913
Medibank Pvt Ltd.	149,927	383,939
Mirvac Group	177,414	324,455
National Australia Bank Ltd.	128,767	2,957,157
Newcrest Mining Ltd.	33,676	599,499
Oil Search Ltd.	69,216	419,076
Orica Ltd.	17,936	252,162
Origin Energy Ltd.(c)	85,457	625,989
QBE Insurance Group Ltd.	71,450	593,074
Ramsay Health Care Ltd.	7,590	414,463
REA Group Ltd.	2,994	178,524
Rio Tinto Ltd.	17,002	999,633
Santos Ltd.(c)	98,828	418,316
Scentre Group	281,926	919,637
Seek Ltd.	19,975	295,384
Sonic Healthcare Ltd.	11,936	212,263
South32 Ltd.	266,051	721,147
Stockland	120,177	419,217
Suncorp Group Ltd.	58,506	630,592
Sydney Airport(a)	56,475	309,885
Tabcorp Holdings Ltd.	111,286	482,828
Telstra Corp. Ltd.	205,182	580,018
TPG Telecom Ltd.	14,159	72,452
Transurban Group(a)	112,739	1,091,093
Treasury Wine Estates Ltd.	38,071	472,421
Vicinity Centres	174,986	370,636
Wesfarmers Ltd.	52,579	1,818,071

Security	Shares	Value
Australia (continued)
Westfield Corp.	107,826	$796,639
Westpac Banking Corp.	161,072	3,917,839
Woodside Petroleum Ltd.	39,806	1,024,128
Woolworths Group Ltd.	56,474	1,199,864

		51,239,652
Austria — 0.2%
ANDRITZ AG	5,013	282,867
Erste Group Bank AG(c)	15,381	666,587
OMV AG	7,068	448,027
Raiffeisen Bank International AG(c)	4,478	162,262
Voestalpine AG	5,074	302,933

		1,862,676
Belgium — 0.8%
Ageas	11,094	541,938
Anheuser-Busch InBev SA	36,281	4,050,569
Colruyt SA	3,569	185,666
Groupe Bruxelles Lambert SA	2,279	245,860
KBC Group NV	11,750	1,001,257
Proximus(b)	7,301	239,589
Solvay SA	4,091	568,798
Telenet Group Holding NV(c)	305	21,248
UCB SA	6,867	544,504
Umicore SA(b)	11,220	531,255

		7,930,684
Brazil — 1.1%
AMBEV SA	240,977	1,545,932
B3 SA — Brasil Bolsa Balcao	113,932	782,422
Banco Bradesco SA	42,914	414,767
Banco do Brasil SA	49,100	471,002
Banco Santander Brasil SA	23,639	227,190
BB Seguridade Participacoes SA	15,068	129,416
BR Malls Participacoes SA	20,481	78,600
BRF SA(c)	26,134	288,356
CCR SA	73,969	360,134
Centrais Eletricas Brasileiras SA(c)	14,343	83,625
Cia de Saneamento Basico do Estado de Sao Paulo	13,793	142,749
Cia Energetica de Minas Gerais(c)	8,767	18,236
Cielo SA	56,040	397,353
Companhia Siderurgica Nacional SA(c)	48,700	123,031
Cosan SA Industria e Comercio	1,800	22,520
EDP — Energias do Brasil SA	900	3,799
Embraer SA	37,700	227,307
Engie Brasil Energia SA	4,600	49,244
Equatorial Energia SA	13,600	269,163
Fibria Celulose SA	10,300	148,580
Hypermarcas SA	19,300	209,460
JBS SA	31,400	92,862
Kroton Educacional SA	42,168	233,906
Localiza Rent a Car SA	33,831	224,989
Lojas Renner SA	12,067	129,106
M Dias Branco SA	4,500	70,679
Multiplan Empreendimentos Imobiliarios SA	4,850	103,664
Natura Cosmeticos SA	8,200	81,726
Odontoprev SA	28,989	139,042
Petroleo Brasileiro SA(c)	164,299	837,573
Porto Seguro SA	4,400	48,190
Qualicorp SA	8,500	79,437
Raia Drogasil SA	9,300	257,375
Rumo SA(c)	53,100	207,623
Sul America SA	10,107	56,856
Suzano Papel e Celulose SA	13,600	76,628
Tim Participacoes SA	41,040	162,077
Ultrapar Participacoes SA	18,632	421,272

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (continued) December 31, 2017	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Brazil (continued)
Vale SA	155,347	$1,885,463
WEG SA	37,551	272,936

		11,374,290
Canada — 6.5%
Agnico Eagle Mines Ltd.	12,637	583,494
Agrium, Inc.	7,173	825,038
Alimentation Couche Tard, Inc., Class B	21,676	1,131,049
AltaGas Ltd.	10,487	238,773
ARC Resources Ltd.	22,432	263,224
Atco Ltd. Class I	1,377	49,296
Bank of Montreal	31,683	2,535,396
Bank of Nova Scotia(b)	57,591	3,716,612
Barrick Gold Corp.	55,016	795,697
BCE, Inc.	6,975	335,044
BlackBerry Ltd.(c)	30,297	338,401
Bombardier, Inc., Class B(c)	49,282	118,794
Brookfield Asset Management, Inc., Class A	40,144	1,747,557
CAE, Inc.	17,287	321,123
Cameco Corp.	31,008	286,398
Canadian Imperial Bank of Commerce	18,672	1,820,260
Canadian National Railway Co.	35,727	2,945,985
Canadian Natural Resources Ltd.	53,304	1,904,865
Canadian Pacific Railway Ltd.	7,324	1,338,130
Canadian Tire Corp. Ltd., Class A(b)	3,022	394,038
Canadian Utilities Ltd., Class A	5,686	169,223
CCL Industries, Inc., Class B	6,846	316,321
Cenovus Energy, Inc.	48,424	442,249
CGI Group, Inc., Class A(c)	8,238	447,618
CI Financial Corp.	11,467	271,577
Constellation Software, Inc.	1,101	667,449
Crescent Point Energy Corp.	30,179	230,004
Dollarama, Inc.	5,518	689,421
Element Fleet Management Corp.	19,100	144,352
Empire Co. Ltd., Class A	12,024	234,262
Enbridge, Inc.	78,101	3,054,451
Encana Corp.	42,395	565,604
Fairfax Financial Holdings Ltd.	1,505	801,398
Finning International, Inc.	7,357	185,652
First Capital Realty, Inc.	10,928	180,134
First Quantum Minerals Ltd.	20,009	280,317
Fortis, Inc.	21,394	784,787
Franco-Nevada Corp.	9,165	732,471
George Weston Ltd.	1,579	137,123
Gildan Activewear, Inc.	13,076	422,447
Goldcorp, Inc.	47,698	608,273
Great-West Lifeco, Inc.	17,087	477,131
H&R Real Estate Investment Trust	11,922	202,589
Husky Energy, Inc.(c)	15,100	213,226
Hydro One Ltd.(d)	6,642	118,362
IGM Financial, Inc.	4,062	142,671
Imperial Oil Ltd.	11,421	356,441
Industrial Alliance Insurance & Financial Services, Inc.	6,144	292,390
Intact Financial Corp.	6,587	550,174
Inter Pipeline Ltd.	18,400	381,028
Jean Coutu Group PJC, Inc., Class A	3,208	62,322
Keyera Corp.	12,123	341,604
Kinross Gold Corp.(c)	76,176	328,460
Linamar Corp.	2,834	165,057
Loblaw Cos. Ltd.	9,524	516,887
Magna International, Inc.	18,513	1,049,217
Manulife Financial Corp.	95,049	1,982,666
Methanex Corp.	4,533	274,649
Metro, Inc.	8,726	279,412
National Bank of Canada	12,958	646,560

Security	Shares	Value
Canada (continued)
Onex Corp.	4,171	$305,906
Open Text Corp.	14,444	513,756
Pembina Pipeline Corp.	24,024	869,795
Potash Corp. of Saskatchewan, Inc.	43,625	894,712
Power Corp. of Canada	11,598	298,669
Power Financial Corp.	12,359	339,602
PrairieSky Royalty Ltd.	13,775	351,334
Restaurant Brands International, Inc.	11,738	721,555
RioCan Real Estate Investment Trust(b)	4,172	80,851
Rogers Communications, Inc., Class B	18,467	940,980
Royal Bank of Canada	69,725	5,693,931
Saputo, Inc.	10,865	390,518
Seven Generations Energy Ltd., Class A(c)	12,030	170,162
Shaw Communications, Inc., Class B	17,093	390,134
Shopify, Inc., Class A(b)(c)	4,104	415,004
SNC-Lavalin Group, Inc.	9,239	419,320
Sun Life Financial, Inc.	31,375	1,294,936
Suncor Energy, Inc.	77,976	2,862,842
Teck Resources Ltd., Class B	29,137	761,920
TELUS Corp.	7,313	277,045
Thomson Reuters Corp.	11,366	495,420
Toronto-Dominion Bank	89,254	5,229,619
Tourmaline Oil Corp.(c)	10,430	189,018
TransCanada Corp.(b)	41,642	2,026,776
Turquoise Hill Resources Ltd.(c)	39,981	136,451
Valeant Pharmaceuticals International, Inc.(c)	12,671	264,105
West Fraser Timber Co. Ltd.	3,334	205,743
Wheaton Precious Metals Corp.	23,967	529,867

		68,505,124
Chile — 0.3%
AES Gener SA	90,837	30,067
Aguas Andinas SA, Class A	76,400	50,578
Banco de Chile	1,453,791	232,928
Banco de Credito e Inversiones	755	52,484
Banco Santander Chile SA	1,921,255	150,447
Cencosud SA	73,021	215,586
Colbun SA	466,420	107,207
Companhia Cervecerias Unidas SA	4,404	66,035
Empresa Nacional de Telecomunicaciones SA	2,032	22,827
Empresas CMPC SA	103,011	350,043
Empresas COPEC SA	24,294	383,541
Enel Generacion Chile SA	204,788	185,311
Enersis Chile SA	1,181,655	139,806
Enersis SA	1,755,061	390,796
Itau CorpBanca	2,375,873	21,605
Latam Airlines Group SA	19,853	281,242
SACI Falabella	35,710	355,957

		3,036,460
China — 6.5%
3SBio, Inc.(c)(d)	78,500	153,877
58.com, Inc. — ADR(b)(c)	4,858	347,687
AAC Technologies Holdings, Inc.	39,500	699,089
Agricultural Bank of China Ltd., Class H	1,380,000	641,340
Air China Ltd., Class H	62,000	75,083
Alibaba Group Holding Ltd. — ADR(b)(c)	55,101	9,501,065
Aluminum Corp. of China Ltd. Class H(b)(c)	164,000	117,074
Anhui Conch Cement Co. Ltd., Class H	79,500	373,152
ANTA Sports Products Ltd.	55,000	249,557
AviChina Industry & Technology Co. Ltd., Class H(b)	116,000	61,765
Baidu, Inc. — ADR(c)	13,361	3,129,280
Bank of China Ltd., Class H	3,876,999	1,898,706
Bank of Communications Co. Ltd., Class H	470,700	348,390
Beijing Capital International Airport Co. Ltd., Class H	100,000	150,777
Brilliance China Automotive Holdings Ltd.	148,000	393,296

20	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Byd Co. Ltd., Class H	6,000	$52,125
CGN Power Co. Ltd., Class H(d)	546,000	147,823
China Cinda Asset Management Co. Ltd., Class H	360,000	131,449
China CITIC Bank Corp. Ltd., Class H	448,000	280,447
China Communications Construction Co. Ltd., Class H	239,000	271,143
China Communications Services Corp. Ltd., Class H	236,000	157,840
China Conch Venture Holdings Ltd.	92,500	214,001
China Construction Bank Corp., Class H	4,113,999	3,787,152
China Everbright Bank Co. Ltd., Class H	299,000	139,372
China Evergrande Group(c)	167,000	573,389
China Galaxy Securities Co. Ltd., Class H	132,500	97,343
China Huarong Asset Management Co. Ltd., Class H(d)	320,000	150,831
China Huishan Dairy Holdings Co. Ltd.(b)(c)	338,000	—
China Life Insurance Co. Ltd. Class H	337,000	1,050,939
China Longyuan Power Group Corp. Ltd. Class H	271,000	192,431
China Medical System Holdings Ltd.	109,000	253,729
China Mengniu Dairy Co. Ltd.(c)	170,000	504,991
China Merchants Bank Co. Ltd., Class H	183,078	724,817
China Minsheng Banking Corp. Ltd., Class H	306,400	306,209
China National Building Material Co. Ltd., Class H	132,000	117,645
China Oilfield Services Ltd. Class H	64,000	62,097
China Overseas Land & Investment Ltd.	182,000	584,198
China Pacific Insurance Group Co. Ltd., Class H	141,800	678,595
China Petroleum & Chemical Corp., Class H	1,174,400	860,169
China Railway Construction Corp. Ltd., Class H	151,000	175,104
China Railway Group Ltd., Class H	230,000	169,831
China Resources Gas Group Ltd.	48,000	173,740
China Shenhua Energy Co. Ltd., Class H	179,500	463,728
China Southern Airlines Co. Ltd., Class H	32,000	33,053
China Telecom Corp. Ltd., Class H	322,000	152,728
China Unicom Hong Kong Ltd.(c)	176,000	237,949
China Vanke Co. Ltd., Class H	56,000	222,851
Chongqing Rural Commercial Bank, Co. Ltd. Class H	122,000	85,926
CITIC Securities Co. Ltd., Class H	142,000	292,071
CNOOC Ltd.	925,000	1,327,945
Country Garden Holdings Co. Ltd.	214,270	407,069
CSPC Pharmaceutical Group Ltd.	262,000	527,831
CSR Corp. Ltd., Class H	222,350	237,152
Ctrip.com International Ltd. — ADR(c)	18,942	835,342
Dongfeng Motor Group Co. Ltd., Class H	20,000	24,141
Far East Horizon Ltd.	141,000	120,375
Fosun International Ltd.(b)	131,500	290,611
GF Securities Co. Ltd., Class H	93,600	187,840
Great Wall Motor Co. Ltd., Class H	157,500	179,773
Guangzhou Automobile Group Co. Ltd., Class H	28,000	66,137
Guangzhou R&F Properties Co. Ltd., Class H	80,800	181,662
Haitian International Holdings Ltd.	67,000	201,527
Haitong Securities Co. Ltd., Class H	163,200	236,242
Hengan International Group Co. Ltd.	39,000	431,807
Huaneng Power International, Inc. Class H	192,000	120,342
Huaneng Renewables Corp. Ltd., Class H	158,000	53,489
Huatai Securities Co. Ltd., Class H(d)	68,800	136,650
Industrial & Commercial Bank of China Ltd., Class H	3,604,000	2,889,089
JD.com, Inc. — ADR(c)	31,374	1,299,511
Jiangsu Expressway Co. Ltd., Class H	26,000	39,528
Jiangxi Copper Co. Ltd., Class H	36,000	56,962
Kingsoft Corp. Ltd.	55,000	182,223
Kunlun Energy Co. Ltd.	134,000	139,271
Lenovo Group Ltd.(b)	446,000	251,148
Longfor Properties Co. Ltd.	51,500	129,066
NetEase, Inc. — ADR	3,882	1,339,562
New China Life Insurance Co. Ltd., Class H	43,200	294,615
New Oriental Education & Technology Group, Inc. — ADR	7,040	661,760
PetroChina Co. Ltd., Class H	818,000	568,794
PICC Property & Casualty Co. Ltd., Class H	121,532	232,828

Security	Shares	Value
China (continued)
Ping An Insurance Group Co. of China Ltd., Class H	247,500	$2,567,087
Semiconductor Manufacturing International Corp.(b)(c)	187,600	323,304
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	132,000	95,929
Shanghai Electric Group Co. Ltd., Class H(c)	104,000	42,777
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	7,000	44,932
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	71,500	103,389
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	167,387
Shenzhou International Group Holdings Ltd.	35,000	333,297
SINA Corp.(c)	2,721	272,943
Sino Biopharmaceutical Ltd.	197,000	348,278
Sino-Ocean Group Holding Ltd.	137,000	94,340
Sinopec Shanghai Petrochemical Co. Ltd., Class H	123,000	69,923
Sinopharm Group Co. Ltd., Class H	72,400	311,884
SOHO China Ltd.	195,000	113,856
Sunac China Holdings Ltd.	109,000	449,115
Sunny Optical Technology Group Co. Ltd.	37,000	469,798
TAL Education Group — ADR	14,334	425,863
Tencent Holdings Ltd.	278,800	14,430,106
Tingyi Cayman Islands Holding Corp.	138,000	268,481
TravelSky Technology Ltd., Class H	59,000	176,367
Tsingtao Brewery Co. Ltd., Class H	14,000	72,214
Vipshop Holdings Ltd. — ADR(b)(c)	27,108	317,706
Want Want China Holdings Ltd.(b)	339,000	283,792
Weibo Corp. — ADR(b)(c)	2,790	288,653
Weichai Power Co. Ltd., Class H	48,800	53,312
Yanzhou Coal Mining Co. Ltd., Class H	164,000	191,255
YY, Inc. — ADR(c)	282	31,883
Zhejiang Expressway Co. Ltd., Class H	54,000	59,371
Zhuzhou CRRC Times Electric Co. Ltd.	25,000	162,252
Zijin Mining Group Co. Ltd., Class H	218,000	82,296
ZTE Corp., Class H(b)(c)	14,400	53,824

		67,841,760
Colombia — 0.1%
Cementos Argos SA	38,030	146,801
Ecopetrol SA	242,371	179,478
Grupo Argos SA	6,618	46,301
Grupo de Inversiones Suramericana SA	15,087	203,725
Interconexion Electrica SA	6,953	33,083

		609,388
Czech Republic — 0.0%
CEZ AS	9,763	227,663
Komercni Banka AS	1,505	64,670

		292,333
Denmark — 1.3%
AP Moeller — Maersk A/S, Class A	220	366,528
AP Moeller — Maersk A/S, Class A(b)	313	545,554
Carlsberg A/S, Class B	5,265	631,475
Chr Hansen Holding A/S	5,620	527,155
Coloplast A/S, Class B(b)	5,770	458,718
Danske Bank A/S	36,510	1,421,042
DSV A/S	9,497	747,279
Genmab A/S(b)(c)	3,120	517,427
ISS A/S(b)	8,788	340,228
Novo Nordisk A/S, Class B	89,037	4,784,500
Novozymes A/S, Class B	10,715	611,691
Orsted A/S(d)	8,625	470,819
Pandora A/S(b)	5,646	613,712
TDC A/S	37,197	228,588
Tryg A/S	3,954	98,909
Vestas Wind Systems A/S	11,131	769,155
William Demant Holding A/S(c)	3,644	101,785

		13,234,565

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (continued) December 31, 2017	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Finland — 0.6%
Elisa OYJ	6,381	$250,285
Fortum OYJ	21,504	425,593
Kone OYJ, Class B	14,572	782,556
Metso OYJ	5,754	196,299
Neste OYJ	7,546	483,027
Nokia OYJ	280,402	1,310,136
Nokian Renkaat OYJ	7,561	342,924
Orion OYJ, Class B	5,835	217,558
Sampo OYJ, Class A	19,874	1,090,727
Stora Enso OYJ, Class R	24,213	383,601
UPM-Kymmene OYJ	27,593	856,651
Wartsila OYJ	6,876	433,959

		6,773,316
France — 7.1%
Accor SA	10,752	553,512
Aeroports de Paris	1,949	370,600
Air Liquide SA	20,094	2,526,101
Airbus SE(b)	28,188	2,801,513
Alstom SA	8,023	332,567
Amundi SA(d)	2,890	244,768
Arkema SA	3,739	455,577
AtoS SE	4,829	702,089
AXA SA	87,165	2,582,980
BioMerieux	1,981	177,367
BNP Paribas SA	54,478	4,052,540
Bollore SA	36,855	199,930
Bouygues SA	10,881	564,590
Bureau Veritas SA	10,607	289,706
Capgemini SE	7,580	897,789
Carrefour SA	23,637	509,623
Casino Guichard-Perrachon SA(b)	2,964	179,711
Cie Generale des Etablissements Michelin	8,746	1,251,160
CNP Assurances	7,565	174,504
Compagnie de Saint-Gobain	24,853	1,367,815
Credit Agricole SA	51,522	850,733
Danone SA	28,305	2,371,699
Dassault Aviation SA	127	197,468
Dassault Systemes SA(b)	6,299	668,823
Edenred	7,415	214,663
Eiffage SA	2,780	304,247
Electricite de France SA	18,736	234,246
Engie SA	88,151	1,515,448
Essilor International SA	10,742	1,479,619
Eurazeo SA	1,871	172,850
Eutelsat Communications SA	10,133	234,605
Faurecia	3,630	282,904
Fonciere Des Regions	2,240	253,591
Gecina SA	2,235	412,708
Getlink SE, Registered Shares	23,156	297,841
Hermes International	1,118	598,100
ICADE	1,426	140,181
Iliad SA	1,504	360,383
Imerys SA	151	14,220
Ingenico Group SA	1,926	205,694
JCDecaux SA	4,756	191,286
Kering	3,622	1,704,973
Klepierre SA	12,763	560,989
L’Oreal SA	12,002	2,659,410
Lagardere SCA	7,752	248,251
Legrand SA	15,082	1,159,487
LVMH Moet Hennessy Louis Vuitton SE	13,595	3,990,203
Natixis SA	54,757	432,498
Orange SA	95,219	1,650,239
Pernod Ricard SA	9,443	1,493,456

Security	Shares	Value
France (continued)
Peugeot SA	28,337	$575,559
Publicis Groupe SA	9,603	650,960
Remy Cointreau SA	958	132,736
Renault SA	8,444	847,592
Rexel SA	17,849	323,191
Safran SA	15,273	1,575,342
Sanofi	55,478	4,776,208
Schneider Electric SE(c)	28,045	2,377,668
SCOR SE	9,355	376,010
SEB SA	1,060	196,217
SES SA(b)	16,971	264,918
Societe BIC SA	1,438	158,030
Societe Generale SA	36,847	1,899,665
Sodexo SA	4,144	555,538
Suez	18,816	330,552
Teleperformance	2,762	395,380
Thales SA	4,819	518,620
TOTAL SA	113,741	6,278,545
Unibail-Rodamco SE	4,857	1,222,272
Valeo SA	11,655	868,190
Veolia Environnement SA	24,646	628,452
Vinci SA	23,790	2,428,758
Vivendi SA	52,520	1,409,611
Wendel SA	1,358	235,309
Zodiac Aerospace	11,882	355,157

		74,515,737
Germany — 6.4%
adidas AG	9,021	1,804,107
Allianz SE, Registered Shares	21,492	4,918,395
Axel Springer SE	2,564	199,941
BASF SE	44,490	4,877,499
Bayer AG, Registered Shares	40,535	5,037,005
Bayerische Motoren Werke AG	16,720	1,733,565
Beiersdorf AG	5,154	604,219
Brenntag AG	4,958	312,570
Commerzbank AG(c)	51,848	773,431
Continental AG	5,601	1,505,996
Covestro AG(d)	5,330	548,811
Daimler AG, Registered Shares	46,760	3,954,046
Deutsche Bank AG, Registered Shares	100,144	1,894,121
Deutsche Boerse AG	8,727	1,010,110
Deutsche Lufthansa AG, Registered Shares	12,602	462,792
Deutsche Post AG, Registered Shares	47,742	2,269,345
Deutsche Telekom AG, Registered Shares	159,280	2,815,517
Deutsche Wohnen SE, Bearer Shares	19,434	847,648
E.ON SE	107,997	1,170,273
Evonik Industries AG	2,807	105,428
Fraport AG Frankfurt Airport Services Worldwide(b)	2,602	285,800
Fresenius Medical Care AG & Co. KGaA	10,705	1,124,128
Fresenius SE & Co. KGaA	19,758	1,536,614
GEA Group AG	10,316	493,560
Hannover Rueck SE	1,534	192,461
HeidelbergCement AG	7,349	792,408
Henkel AG & Co. KGaA	5,077	607,956
Hochtief AG	1,191	210,339
HUGO BOSS AG	2,796	237,263
Infineon Technologies AG	58,680	1,598,102
Innogy SE(d)	4,794	187,621
K+S AG, Registered Shares	3,336	82,826
Lanxess AG	5,116	405,542
Linde AG(c)	8,952	2,090,746
MAN SE	2,023	231,564
Merck KGaA	6,359	682,554
METRO AG(b)(c)	12,654	252,051

22	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
MTU Aero Engines AG	2,486	$444,235
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	7,895	1,704,923
OSRAM Licht AG	3,229	289,135
ProSiebenSat.1 Media SE, Registered Shares	9,297	319,125
RWE AG(c)	26,492	539,123
SAP SE	46,226	5,171,543
Schaeffler AG	11,345	200,177
Siemens AG, Registered Shares	37,066	5,132,070
Steinhoff International Holdings NV(b)	160,532	60,261
Symrise AG	6,340	543,585
Telefonica Deutschland Holding AG	56,096	280,746
ThyssenKrupp AG	19,076	550,068
TUI AG	24,966	517,228
Uniper SE	9,623	300,200
United Internet AG, Registered Shares	6,889	472,042
Volkswagen AG	1,804	364,063
Vonovia SE	24,693	1,223,470
Wirecard AG	5,612	623,731
Zalando SE(b)(c)(d)	5,190	273,657

		66,865,736
Greece — 0.1%
Alpha Bank AE(c)	69,105	148,162
Eurobank Ergasias SA(c)	92,830	94,676
FF Group(c)	205	4,673
Hellenic Telecommunications Organization SA	12,770	176,204
JUMBO SA	9,692	173,271
National Bank of Greece SA(c)	19,364	7,403
OPAP SA	10,676	134,501
Piraeus Bank SA(c)	16,566	61,022
Titan Cement Co. SA	1,660	45,611

		845,523
Hong Kong — 3.2%
AIA Group Ltd.	589,600	5,014,927
Alibaba Health Information Technology Ltd.(b)(c)	176,000	88,982
Alibaba Pictures Group Ltd.(c)	480,000	64,444
ASM Pacific Technology Ltd.	12,700	176,188
Bank of East Asia Ltd.(b)	59,000	255,158
Beijing Enterprises Holdings Ltd.	38,000	224,924
Beijing Enterprises Water Group Ltd.(c)	232,000	179,232
BOC Hong Kong Holdings Ltd.	188,000	950,109
China Everbright International Ltd.	107,000	152,651
China Everbright Ltd.	52,000	116,015
China Gas Holdings Ltd.	74,000	204,147
China Jinmao Holdings Group Ltd.	326,000	143,229
China Merchants Port Holdings Co. Ltd.	65,720	171,657
China Mobile Ltd.	297,500	3,008,332
China Resources Beer Holdings Co. Ltd.	86,000	308,092
China Resources Land Ltd.	163,111	478,509
China Resources Power Holdings Co. Ltd.	118,000	219,473
China State Construction International Holdings Ltd.	70,000	97,782
China Taiping Insurance Holdings Co. Ltd.	35,072	130,901
CITIC Ltd.	220,000	317,407
CK Asset Holdings Ltd.	133,508	1,163,811
CK Hutchison Holdings Ltd.	124,008	1,553,857
CK Infrastructure Holdings Ltd.	38,000	326,084
CLP Holdings Ltd.	74,000	757,252
COSCO SHIPPING Ports Ltd.	134,000	139,439
ENN Energy Holdings Ltd.	34,000	241,824
First Pacific Co. Ltd.	140,000	95,166
Fullshare Holdings Ltd.(b)(c)	470,000	216,566
Galaxy Entertainment Group Ltd.	111,000	886,201
GCL-Poly Energy Holdings Ltd.(c)	682,999	121,866

Security	Shares	Value
Hong Kong (continued)
Geely Automobile Holdings Ltd.	237,000	$816,322
GOME Retail Holdings Ltd.	626,999	75,325
Guangdong Investment Ltd.	164,000	219,269
Haier Electronics Group Co. Ltd.(c)	48,000	130,837
Hanergy Thin Film Power Group Ltd.(c)(e)	11,997	—
Hang Lung Group Ltd.	60,000	220,605
Hang Lung Properties Ltd.	70,000	170,518
Hang Seng Bank Ltd.	39,100	970,028
Henderson Land Development Co. Ltd.	55,208	362,993
HK Electric Investments & HK Electric Investments Ltd.(a)(d)	183,500	167,932
HKT Trust & HKT Ltd.(a)	111,900	142,653
Hong Kong & China Gas Co. Ltd.	444,009	869,499
Hong Kong Exchanges & Clearing Ltd.	54,700	1,673,178
Hongkong Land Holdings Ltd.	56,000	393,895
Hysan Development Co. Ltd.	25,000	132,634
Jardine Matheson Holdings Ltd.	10,900	661,330
Jardine Strategic Holdings Ltd.	10,900	431,422
Kerry Properties Ltd.	46,000	206,646
Kingston Financial Group, Ltd.	196,000	187,793
Li & Fung Ltd.	256,000	140,277
Link REIT	105,500	976,066
Melco Resorts & Entertainment Ltd. — ADR	5,653	164,163
MGM China Holdings Ltd.	76,400	230,551
MTR Corp. Ltd.(b)	49,500	289,730
New World Development Co. Ltd.	280,666	420,656
Nine Dragons Paper Holdings Ltd.	104,000	166,178
NWS Holdings Ltd.	52,186	93,980
PCCW Ltd.	264,000	153,218
Power Assets Holdings Ltd.	70,000	590,024
Sands China Ltd.	83,200	428,250
Shanghai Industrial Holdings Ltd.	15,000	42,901
Shangri-La Asia Ltd.	32,000	72,467
Shimao Property Holdings Ltd.	51,000	110,639
Sino Land Co. Ltd.	186,800	330,469
SJM Holdings Ltd.	69,000	61,654
Sun Art Retail Group Ltd.	110,000	116,030
Sun Hung Kai Properties Ltd.	68,000	1,132,135
Swire Pacific Ltd., Class A	21,000	194,299
Swire Properties Ltd.	38,200	123,212
Techtronic Industries Co. Ltd.	74,000	481,402
WH Group Ltd.(d)	458,500	517,605
Wharf Holdings Ltd.	61,000	210,358
Wharf Real Estate Investment Co., Ltd.(c)	61,000	405,998
Wheelock & Co. Ltd.	48,000	342,155
Wynn Macau Ltd.	73,600	232,684
Yue Yuen Industrial Holdings Ltd.	50,500	198,281

		33,862,486
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	7,976	92,476
OTP Bank PLC	11,102	458,565
Richter Gedeon Nyrt	7,402	193,799

		744,840
India — 2.1%
ACC Ltd.	1,747	48,055
Adani Ports & Special Economic Zone Ltd.	43,145	273,571
Ambuja Cements Ltd.	26,422	112,618
Asian Paints Ltd.	18,207	330,016
Aurobindo Pharma Ltd.	13,516	145,461
Axis Bank Ltd.	80,239	707,911
Bajaj Auto Ltd.	3,253	169,899
Bajaj Finance Ltd.	10,000	274,532
Bajaj Finserv Ltd.	2,677	219,015

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (continued) December 31, 2017	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
India (continued)
Bharat Forge Ltd.	11,954	$136,864
Bharat Heavy Electricals Ltd.	34,158	49,379
Bharat Petroleum Corp. Ltd.	35,066	284,224
Bharti Airtel Ltd.	67,324	557,529
Bharti Infratel Ltd.	42,723	252,838
Bosch Ltd.	292	92,120
Cipla Ltd.	13,384	127,596
Coal India Ltd.	42,303	174,090
Container Corp. of India	3,001	64,853
Dabur India Ltd.	20,426	111,911
Dr. Reddy’s Laboratories Ltd.	1,007	38,069
Dr. Reddy’s Laboratories Ltd. — ADR(b)	4,517	169,659
Eicher Motors Ltd.	723	342,853
GAIL India Ltd.	16,392	128,108
Glenmark Pharmaceuticals Ltd.	5,797	53,953
Godrej Consumer Products Ltd.	9,238	144,443
Grasim Industries Ltd.	15,713	286,493
HCL Technologies Ltd.	29,571	412,565
Hero MotoCorp Ltd.	1,935	114,613
Hindalco Industries Ltd.	79,505	339,758
Hindustan Petroleum Corp. Ltd.	19,087	125,165
Hindustan Unilever Ltd.	31,045	665,307
Housing Development Finance Corp. Ltd.	74,569	1,996,856
ICICI Bank Ltd.	33,719	165,259
ICICI Bank Ltd. — ADR	22,806	221,902
Idea Cellular Ltd.(c)	101,616	172,179
IDFC Bank Ltd.	113,900	96,607
Indiabulls Housing Finance Ltd.	21,241	398,214
Infosys Ltd.	16,917	274,959
Infosys Ltd. — ADR(b)	67,380	1,092,904
ITC Ltd.	173,449	715,377
JSW Steel Ltd.	32,800	138,292
Larsen & Toubro Ltd.	7,003	137,894
Larsen & Toubro Ltd. — GDR	18,237	352,886
LIC Housing Finance Ltd.	17,978	158,423
Lupin Ltd.	11,830	163,937
Mahindra & Mahindra Financial Services Ltd.	10,804	80,081
Mahindra & Mahindra Ltd.	11,644	136,797
Mahindra & Mahindra Ltd., — GDR	13,518	314,969
Marico Ltd.	22,064	111,294
Maruti Suzuki India Ltd.	5,946	905,394
Motherson Sumi Systems Ltd.	44,877	266,313
Nestle India Ltd.	897	110,556
NTPC Ltd.	30,261	83,917
Oil & Natural Gas Corp. Ltd.	87,400	266,429
Piramal Enterprises Ltd.	4,525	202,787
Power Finance Corp. Ltd.	29,946	57,122
Reliance Industries Ltd.	23,486	338,536
Reliance Industries Ltd., — GDR(d)	54,998	1,561,351
Shree Cement Ltd.	231	65,414
Shriram Transport Finance Co. Ltd.	5,718	132,544
Siemens Ltd.	2,761	53,440
State Bank of India	27,343	132,455
State Bank of India — GDR	5,712	278,174
Sun Pharmaceutical Industries Ltd.	58,043	519,388
Tata Consultancy Services Ltd.	23,213	981,489
Tata Motors Ltd.(c)	52,939	357,205
Tata Motors Ltd. — ADR(b)(c)	6,008	198,685
Tata Power Co. Ltd.	42,988	62,910
Tata Steel Ltd.	11,672	133,663
Tech Mahindra Ltd.	26,191	206,832
UltraTech Cement Ltd.	3,145	212,625
United Spirits Ltd.(c)	3,702	212,472
UPL Ltd.	13,245	158,157
Vedanta Ltd.	47,216	243,236

Security	Shares	Value
India (continued)
Vedanta Ltd. — ADR(b)	11,497	$239,483
Wipro Ltd.	17,551	86,070
Wipro Ltd. — ADR(b)	9,888	54,087
Yes Bank Ltd.	92,630	456,367
Zee Entertainment Enterprises Ltd.	22,957	209,004

		22,468,403
Indonesia — 0.6%
Adaro Energy Tbk PT	1,086,700	148,567
Astra International Tbk PT	766,400	468,140
Bank Central Asia Tbk PT	475,200	766,709
Bank Danamon Indonesia Tbk PT	186,600	95,587
Bank Mandiri Persero Tbk PT	892,400	525,495
Bank Negara Indonesia Persero Tbk PT	405,600	295,960
Bank Rakyat Indonesia Persero Tbk PT	2,681,499	719,415
Bumi Serpong Damai Tbk PT	1,139,400	142,766
Charoen Pokphand Indonesia Tbk PT	271,300	59,989
Gudang Garam Tbk PT	22,300	137,737
Hanjaya Mandala Sampoerna Tbk PT	752,200	262,237
Indocement Tunggal Prakarsa Tbk PT	88,600	143,340
Indofood CBP Sukses Makmur Tbk PT	37,800	24,796
Indofood Sukses Makmur Tbk PT	331,300	186,192
Jasa Marga Persero Tbk PT	75,780	35,697
Kalbe Farma Tbk PT	858,400	106,924
Matahari Department Store Tbk PT	98,800	72,582
Perusahaan Gas Negara Persero Tbk PT	426,200	54,897
Semen Indonesia Persero Tbk PT	106,000	77,347
Surya Citra Media Tbk PT	84,000	15,354
Telekomunikasi Indonesia Persero Tbk PT	2,565,099	839,540
Tower Bersama Infrastructure Tbk PT	291,500	137,739
Unilever Indonesia Tbk PT	45,500	187,466
United Tractors Tbk PT	79,900	208,473
XL Axiata Tbk PT(c)	563,500	122,938

		5,835,887
Ireland — 0.5%
Bank of Ireland Group PLC(c)	48,091	409,404
CRH PLC	44,116	1,587,775
DCC PLC	4,703	473,297
Experian PLC	48,750	1,074,581
James Hardie Industries PLC	24,629	432,556
Kerry Group PLC, Class A	8,382	940,342
Paddy Power Betfair PLC	3,768	448,486

		5,366,441
Israel — 0.3%
Azrieli Group Ltd.	3,506	195,932
Bank Hapoalim BM	49,901	366,461
Bank Leumi Le-Israel BM	71,681	431,468
Bezeq The Israeli Telecommunication Corp. Ltd.	106,529	161,036
Check Point Software Technologies Ltd.(c)	6,041	625,968
Elbit Systems Ltd.	1,599	213,598
Frutarom Industries Ltd.	2,624	245,889
Israel Chemicals Ltd.	18,197	73,683
Mizrahi Tefahot Bank Ltd.	8,332	153,477
NICE Ltd.	2,571	234,929
Teva Pharmaceutical Industries Ltd. — ADR(b)	43,757	829,195

		3,531,636
Italy — 1.4%
Assicurazioni Generali SpA	53,702	977,453
Atlantia SpA	23,080	727,629
Enel SpA	401,185	2,466,994
Eni SpA	120,871	2,000,165
Ferrari NV	6,777	710,096
Intesa Sanpaolo SpA	709,550	2,344,453
Leonardo SpA	15,326	182,122
Luxottica Group SpA	9,215	565,546

24	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Italy (continued)
Mediobanca SpA	34,909	$395,544
Poste Italiane SpA(d)	21,934	165,142
Prysmian SpA	10,105	329,273
Snam SpA	108,709	532,400
Telecom Italia SpA(c)	708,209	611,608
Telecom Italia SpA, Non-Convertible Savings Shares	170,819	121,170
Tenaris SA(b)	17,350	275,379
Terna — Rete Elettrica Nazionale SpA(b)	71,935	418,162
UniCredit SpA(c)	96,361	1,797,540
UnipolSai SpA	92,405	215,543

		14,836,219
Japan — 16.4%
Acom Co. Ltd.(c)	14,700	61,762
Aeon Co. Ltd.	26,000	438,559
AEON Financial Service Co. Ltd.(b)	4,000	92,964
Aeon Mall Co. Ltd.	5,190	101,364
Air Water, Inc.	9,900	208,406
Aisin Seiki Co. Ltd.	8,800	492,999
Ajinomoto Co., Inc.	28,800	541,850
Alfresa Holdings Corp.	8,900	208,460
Alps Electric Co. Ltd.	11,300	321,433
Amada Holdings Co. Ltd.	21,800	295,980
ANA Holdings, Inc.	3,800	158,523
Aozora Bank Ltd.	7,000	271,616
Asahi Glass Co. Ltd.	9,600	414,955
Asahi Group Holdings Ltd.	20,000	992,391
Asahi Kasei Corp.	68,000	875,118
Asics Corp.(b)	10,700	170,074
Astellas Pharma, Inc.	105,800	1,344,006
Bandai Namco Holdings, Inc.	10,000	326,397
Bank of Kyoto Ltd.	3,000	155,798
Benesse Holdings, Inc.	4,800	168,882
Bridgestone Corp.	31,400	1,453,261
Brother Industries Ltd.	13,100	321,992
Calbee, Inc.(b)	4,500	146,240
Canon, Inc.	50,100	1,866,630
Casio Computer Co. Ltd.	7,800	111,926
Central Japan Railway Co.	7,100	1,270,620
Chiba Bank Ltd.	41,000	340,003
Chubu Electric Power Co., Inc.	33,600	416,764
Chugai Pharmaceutical Co. Ltd.	11,800	603,083
Chugoku Electric Power Co., Inc.(b)	14,700	157,808
Concordia Financial Group Ltd.	65,900	396,353
Credit Saison Co. Ltd.	7,700	139,827
CYBERDYNE, Inc.(c)	7,000	120,336
Dai Nippon Printing Co. Ltd.	13,000	289,422
Dai-ichi Life Holdings, Inc.	55,400	1,138,589
Daicel Corp.	11,900	135,045
Daiichi Sankyo Co. Ltd.	28,900	751,459
Daikin Industries Ltd.	11,300	1,335,241
Daito Trust Construction Co. Ltd.	3,300	672,313
Daiwa House Industry Co. Ltd.	29,000	1,112,074
Daiwa Securities Group, Inc.	65,000	406,673
DeNA Co. Ltd.	6,200	127,640
Denso Corp.	24,400	1,461,773
Dentsu, Inc.(b)	11,900	503,191
Don Quijote Holdings Co. Ltd.	6,600	344,057
East Japan Railway Co.	15,800	1,540,788
Eisai Co. Ltd.	12,300	698,758
Electric Power Development Co. Ltd.	7,100	190,987
FamilyMart UNY Holdings Co. Ltd.	2,500	175,095
FANUC Corp.(b)	9,200	2,207,046
Fast Retailing Co. Ltd.	2,600	1,033,795
Fuji Electric Co. Ltd.	6,000	45,074

Security	Shares	Value
Japan (continued)
FUJIFILM Holdings Corp.	18,000	$734,489
Fujitsu Ltd.	103,000	730,221
Fukuoka Financial Group, Inc.	38,000	212,637
Hachijuni Bank Ltd.	20,900	119,429
Hakuhodo DY Holdings, Inc.	14,000	181,480
Hamamatsu Photonics KK	6,400	214,659
Hankyu Hanshin Holdings, Inc.	11,600	465,950
Hikari Tsushin, Inc.	1,000	143,574
Hino Motors Ltd.	1,700	21,958
Hirose Electric Co. Ltd.(b)	1,535	224,119
Hisamitsu Pharmaceutical Co., Inc.	4,100	247,700
Hitachi Chemical Co. Ltd.	6,200	158,757
Hitachi Construction Machinery Co. Ltd.	4,600	166,711
Hitachi High-Technologies Corp.	4,000	168,117
Hitachi Ltd.	232,000	1,799,902
Hitachi Metals Ltd.	8,000	114,420
Honda Motor Co. Ltd.	82,000	2,798,455
Hoshizaki Corp.	2,500	221,487
Hoya Corp.	19,900	991,083
Hulic Co. Ltd.	19,700	220,902
Idemitsu Kosan Co. Ltd.	5,000	200,279
IHI Corp.(b)	3,500	116,082
Iida Group Holdings Co. Ltd.	6,800	127,994
Inpex Corp.	53,500	665,862
Isetan Mitsukoshi Holdings Ltd.(b)	20,100	248,734
Isuzu Motors Ltd.	31,000	517,615
ITOCHU Corp.	65,600	1,222,883
J. Front Retailing Co. Ltd.	16,800	315,708
Japan Airlines Co. Ltd.	1,000	39,070
Japan Airport Terminal Co. Ltd.(b)	1,700	62,940
Japan Exchange Group, Inc.	29,800	517,035
Japan Post Bank Co. Ltd.	19,500	253,261
Japan Post Holdings Co. Ltd.	70,900	812,082
Japan Real Estate Investment Corp.	28	132,949
Japan Retail Fund Investment Corp.	29	53,157
Japan Tobacco, Inc.	51,400	1,655,239
JFE Holdings, Inc.	25,600	611,774
JGC Corp.	10,000	193,194
JSR Corp.	12,500	245,553
JTEKT Corp.	12,600	215,890
JXTG Holdings, Inc.	156,000	1,002,504
Kajima Corp.	47,000	451,571
Kakaku.com, Inc.(b)	7,400	124,917
Kamigumi Co. Ltd.	4,300	95,027
Kaneka Corp.	19,000	173,176
Kansai Electric Power Co., Inc.	38,500	470,856
Kansai Paint Co. Ltd.	12,600	326,960
Kao Corp.	24,400	1,648,697
Kawasaki Heavy Industries Ltd.	8,400	293,871
KDDI Corp.	85,600	2,126,263
Keihan Holdings Co. Ltd.	2,600	76,492
Keikyu Corp.	11,000	211,069
Keio Corp.(b)	5,400	237,193
Keisei Electric Railway Co. Ltd.	8,000	256,857
Keyence Corp.	4,740	2,647,912
Kikkoman Corp.	8,000	323,517
Kintetsu Group Holdings Co. Ltd.	9,100	348,257
Kirin Holdings Co. Ltd.	42,500	1,071,060
Kobe Steel Ltd.(c)	23,900	220,565
Koito Manufacturing Co. Ltd.	6,000	420,080
Komatsu Ltd.	40,800	1,474,500
Konami Holdings Corp.	5,700	313,456
Konica Minolta, Inc.	23,700	227,399
Kose Corp.	1,700	264,906
Kubota Corp.	43,400	848,879

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (continued) December 31, 2017	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Kuraray Co. Ltd.	19,300	$363,379
Kurita Water Industries Ltd.	7,400	239,918
Kyocera Corp.	15,500	1,011,948
Kyowa Hakko Kirin Co. Ltd.	4,600	88,558
Kyushu Electric Power Co., Inc.	25,500	267,101
Kyushu Financial Group, Inc.	20,300	122,354
Lawson, Inc.	1,900	126,262
LINE Corp.(c)	3,000	122,515
Lion Corp.	13,000	245,726
LIXIL Group Corp.	13,600	367,435
M3, Inc.	10,600	371,574
Mabuchi Motor Co. Ltd.	2,300	124,325
Makita Corp.	11,600	486,475
Marubeni Corp.	54,600	394,741
Marui Group Co. Ltd.	9,500	173,661
Maruichi Steel Tube Ltd.	2,400	70,130
Mazda Motor Corp.	29,400	392,882
McDonald’s Holdings Co. Japan Ltd.(b)	4,300	188,960
Mebuki Financial Group, Inc.	61,130	258,247
Medipal Holdings Corp.	10,300	201,093
MEIJI Holdings Co. Ltd.	6,200	527,674
Minebea Mitsumi, Inc.	19,000	396,286
MISUMI Group, Inc.	7,700	223,547
Mitsubishi Chemical Holdings Corp.	68,800	752,805
Mitsubishi Corp.	74,300	2,048,730
Mitsubishi Electric Corp.	92,400	1,531,306
Mitsubishi Estate Co. Ltd.	56,400	979,275
Mitsubishi Gas Chemical Co., Inc.	9,300	266,305
Mitsubishi Heavy Industries Ltd.	11,900	443,680
Mitsubishi Materials Corp.	6,200	220,010
Mitsubishi Motors Corp.(b)	36,300	261,146
Mitsubishi Tanabe Pharma Corp.	11,500	237,016
Mitsubishi UFJ Financial Group, Inc.	567,799	4,132,426
Mitsubishi UFJ Lease & Finance Co. Ltd.	31,400	186,368
Mitsui & Co. Ltd.	76,200	1,236,224
Mitsui Chemicals, Inc.	11,400	365,569
Mitsui Fudosan Co. Ltd.	41,000	916,984
Mitsui OSK Lines Ltd.	4,700	156,201
Mixi, Inc.	1,800	80,618
Mizuho Financial Group, Inc.	1,172,799	2,120,526
MS&AD Insurance Group Holdings, Inc.	24,300	819,650
Murata Manufacturing Co. Ltd.	9,800	1,312,102
Nabtesco Corp.	7,200	275,124
Nagoya Railroad Co. Ltd.	11,800	297,162
NEC Corp.(b)	14,800	398,672
Nexon Co. Ltd.(c)	11,300	327,703
NGK Insulators Ltd.(b)	15,000	282,556
NGK Spark Plug Co. Ltd.(b)	8,500	206,017
NH Foods Ltd.	8,000	194,874
Nidec Corp.	11,500	1,610,196
Nikon Corp.	19,900	400,452
Nintendo Co. Ltd.	5,600	2,016,541
Nippon Building Fund, Inc.	34	166,266
Nippon Electric Glass Co. Ltd.	5,600	213,144
Nippon Express Co. Ltd.	3,800	252,347
Nippon Paint Holdings Co. Ltd.(b)	8,300	262,250
Nippon Steel & Sumitomo Metal Corp.	35,547	908,202
Nippon Telegraph & Telephone Corp.	32,800	1,542,062
Nippon Yusen KK(c)	9,300	226,284
Nissan Chemical Industries Ltd.	5,900	235,025
Nissan Motor Co. Ltd.	109,600	1,091,187
Nisshin Seifun Group, Inc.	9,000	181,652
Nissin Foods Holdings Co. Ltd.(b)	3,500	255,180
Nitori Holdings Co. Ltd.	4,100	583,530
Nitto Denko Corp.	8,500	751,814
NOK Corp.	3,800	88,428

Security	Shares	Value
Japan (continued)
Nomura Holdings, Inc.	183,200	$1,073,873
Nomura Real Estate Holdings, Inc.	5,200	116,180
Nomura Real Estate Master Fund, Inc.	104	129,129
Nomura Research Institute Ltd.	7,381	342,599
NSK Ltd.	6,000	94,002
NTT Data Corp.	34,000	403,370
NTT DOCOMO, Inc.	65,900	1,558,139
Obayashi Corp.	33,100	399,852
Obic Co. Ltd.	4,100	301,134
Odakyu Electric Railway Co. Ltd.	17,000	363,234
Oji Holdings Corp.	39,000	258,993
Olympus Corp.	13,900	531,744
Omron Corp.	9,300	553,154
Ono Pharmaceutical Co. Ltd.	20,500	476,865
Oracle Corp. Japan	2,500	206,902
Oriental Land Co. Ltd.	10,600	964,383
ORIX Corp.	60,000	1,011,653
Osaka Gas Co. Ltd.	18,800	361,512
Otsuka Corp.	2,900	222,098
Otsuka Holdings Co. Ltd.	20,100	881,529
Panasonic Corp.	111,000	1,619,924
Park24 Co. Ltd.(b)	6,400	153,212
Pola Orbis Holdings, Inc.	5,600	196,228
Rakuten, Inc.	50,500	461,604
Recruit Holdings Co. Ltd.	47,400	1,176,940
Resona Holdings, Inc.	114,600	682,875
Ricoh Co. Ltd.	39,000	361,405
Rinnai Corp.	2,100	190,000
Rohm Co. Ltd.	5,400	594,873
Ryohin Keikaku Co. Ltd.	1,400	435,805
Santen Pharmaceutical Co. Ltd.	20,200	316,339
SBI Holdings, Inc.	8,850	184,394
Secom Co. Ltd.	8,500	641,264
Sega Sammy Holdings, Inc.	14,100	175,000
Seibu Holdings, Inc.	9,800	185,145
Seiko Epson Corp.	14,900	350,767
Sekisui Chemical Co. Ltd.	19,300	386,392
Sekisui House Ltd.	29,800	537,552
Seven & i Holdings Co. Ltd.	35,600	1,474,780
Seven Bank Ltd.(b)	32,800	112,018
Sharp Corp.(c)	7,000	239,603
Shimadzu Corp.	11,000	249,550
Shimano, Inc.	3,300	463,843
Shimizu Corp.	29,000	299,104
Shin-Etsu Chemical Co. Ltd.	18,800	1,904,872
Shinsei Bank Ltd.	10,000	172,327
Shionogi & Co. Ltd.	14,500	783,506
Shiseido Co. Ltd.	18,400	886,605
Shizuoka Bank Ltd.	16,000	164,702
Showa Shell Sekiyu KK	13,900	188,094
SMC Corp.	2,500	1,025,960
Softbank Group Corp.	40,200	3,182,657
Sohgo Security Services Co. Ltd.(b)	4,200	228,272
Sompo Holdings, Inc.	17,300	667,793
Sony Corp.	61,200	2,746,829
Sony Financial Holdings, Inc.	6,900	121,948
Stanley Electric Co. Ltd.	8,500	343,931
Start Today Co. Ltd.	9,600	291,390
Subaru Corp.	29,500	935,380
Sumitomo Chemical Co. Ltd.	76,000	543,829
Sumitomo Corp.	47,400	803,987
Sumitomo Dainippon Pharma Co. Ltd.(b)	9,100	134,709
Sumitomo Electric Industries Ltd.	39,500	665,863
Sumitomo Heavy Industries Ltd.	1,600	67,417
Sumitomo Metal Mining Co. Ltd.	11,900	544,428
Sumitomo Mitsui Financial Group, Inc.	63,700	2,745,756

26	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Sumitomo Mitsui Trust Holdings, Inc.	17,700	$700,318
Sumitomo Realty & Development Co. Ltd.	19,000	623,561
Sumitomo Rubber Industries Ltd.	10,500	194,599
Sundrug Co. Ltd.	1,000	46,386
Suntory Beverage & Food Ltd.	8,500	377,994
Suruga Bank Ltd.	9,100	194,580
Suzuken Co. Ltd.	5,370	220,472
Suzuki Motor Corp.	16,600	960,868
Sysmex Corp.	7,400	581,055
T&D Holdings, Inc.	24,800	423,100
Taiheiyo Cement Corp.	5,900	254,017
Taisei Corp.	6,600	328,224
Taisho Pharmaceutical Holdings Co. Ltd.	2,100	167,270
Taiyo Nippon Sanso Corp.	13,300	185,590
Takashimaya Co. Ltd.	13,000	136,645
Takeda Pharmaceutical Co. Ltd.	35,300	1,998,604
TDK Corp.	6,800	540,401
Teijin Ltd.	11,800	262,195
Terumo Corp.	16,400	775,878
THK Co. Ltd.	5,800	216,803
Tobu Railway Co. Ltd.	11,400	367,918
Toho Co. Ltd.	5,500	190,382
Toho Gas Co. Ltd.	3,600	98,561
Tohoku Electric Power Co., Inc.	22,600	288,532
Tokio Marine Holdings, Inc.	34,000	1,546,423
Tokyo Electric Power Co. Holdings, Inc.(c)	70,100	276,662
Tokyo Electron Ltd.	8,000	1,443,115
Tokyo Gas Co. Ltd.	20,000	456,969
Tokyo Tatemono Co. Ltd.	15,500	208,911
Tokyu Corp.	26,500	422,412
Tokyu Fudosan Holdings Corp.	30,800	222,278
Toppan Printing Co. Ltd.	23,000	207,762
Toray Industries, Inc.	73,200	688,981
Toshiba Corp.(c)	244,000	686,470
Toto Ltd.	3,600	211,983
Toyo Seikan Group Holdings Ltd.	8,500	136,444
Toyo Suisan Kaisha Ltd.	5,400	230,531
Toyoda Gosei Co. Ltd.	4,300	109,099
Toyota Industries Corp.	7,900	506,382
Toyota Motor Corp.	126,006	8,030,356
Toyota Tsusho Corp.	10,200	409,767
Trend Micro, Inc.	5,700	322,637
Tsuruha Holdings, Inc.	1,800	244,494
Unicharm Corp.	22,300	579,066
United Urban Investment Corp.	20	28,773
USS Co. Ltd.(b)	12,100	255,875
West Japan Railway Co.	8,300	605,518
Yahoo! Japan Corp.(b)	29,700	136,070
Yakult Honsha Co. Ltd.(b)	5,200	392,367
Yamada Denki Co. Ltd.(b)	39,300	216,436
Yamaguchi Financial Group, Inc.	2,000	23,703
Yamaha Corp.	9,600	354,113
Yamaha Motor Co. Ltd.	14,700	481,547
Yamato Holdings Co. Ltd.	17,700	355,334
Yamazaki Baking Co. Ltd.	7,000	136,300
Yaskawa Electric Corp.	14,400	630,938
Yokogawa Electric Corp.	15,100	288,299
Yokohama Rubber Co. Ltd.(b)	5,000	122,132

		172,544,452
Luxembourg — 0.1%
ArcelorMittal(c)	31,357	1,017,355
Eurofins Scientific SE	613	372,590
RTL Group SA	2,199	176,528

		1,566,473

Security	Shares	Value
Malaysia — 0.6%
AirAsia Bhd	60,100	$49,749
Alliance Bank Malaysia Bhd	90,800	91,397
AMMB Holdings Bhd	68,900	75,080
Astro Malaysia Holdings Bhd	29,600	19,382
Axiata Group Bhd	165,600	224,180
British American Tobacco Malaysia Bhd	13,600	134,421
CIMB Group Holdings Bhd	239,099	386,388
Dialog Group Bhd	142,134	88,093
DiGi.Com Bhd(b)	144,300	181,782
Felda Global Ventures Holdings Bhd	89,900	37,542
Gamuda Bhd	129,800	159,083
Genting Bhd	119,100	270,531
Genting Malaysia Bhd	106,100	147,601
Genting Plantations Bhd	10,000	25,945
Hartalega Holdings Bhd	44,100	116,380
Hong Leong Bank Bhd	31,140	130,808
Hong Leong Financial Group Bhd	7,000	30,927
IHH Healthcare Bhd	155,600	225,307
IJM Corp. Bhd	126,600	95,411
IOI Corp. Bhd	102,200	114,650
IOI Properties Group Bhd	19,116	8,739
Kuala Lumpur Kepong Bhd	17,500	108,105
Malayan Banking Bhd	204,800	495,632
Malaysia Airports Holdings Bhd	11,300	24,543
Maxis Bhd(b)	66,600	98,846
MISC Bhd	27,400	50,120
Petronas Chemicals Group Bhd	122,200	232,503
Petronas Dagangan Bhd	6,100	36,483
Petronas Gas Bhd	52,700	227,624
PPB Group Bhd	12,600	53,576
Public Bank Bhd	104,620	537,189
RHB Bank Bhd(e)	12,900	—
RHB Capital Bhd	16,824	20,786
Sapura Energy Bhd	314,899	55,094
Sime Darby Bhd	159,000	86,827
Sime Darby Plantation BHD(c)	159,000	235,730
Sime Darby Property BHD(c)	159,000	69,933
Telekom Malaysia Bhd(b)	55,900	87,020
Tenaga Nasional Bhd	177,600	669,103
UMW Holdings Bhd(c)	10,900	13,965
Westports Holdings Bhd	70,000	63,998
YTL Corp. Bhd	115,423	39,014
YTL Power International Bhd	42,840	13,649

		5,833,136
Malta — 0.0%
Brait SE(b)(c)	18,569	62,541

Mexico — 0.8%
Alfa SAB de CV, Series A	153,472	168,751
America Movil SAB de CV, Series L	1,592,403	1,372,727
Arca Continental SAB de CV	15,972	110,417
Cemex SAB de CV(c)	771,320	576,652
Coca-Cola Femsa SAB de CV, Series L	24,300	169,250
El Puerto de Liverpool SAB de CV, Series C1	10,900	68,906
Fibra Uno Administracion SA de CV	70,492	104,470
Fomento Economico Mexicano SAB de CV	95,462	897,938
Fresnillo PLC	11,261	216,368
Gentera SAB de CV	37,100	30,925
Gruma SAB de CV, Class B	9,959	126,270
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,800	162,391
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,700	194,856
Grupo Bimbo SAB de CV, Series A	104,600	231,463
Grupo Carso SAB de CV, Series A1	39,581	130,705
Grupo Financiero Banorte SAB de CV, Series O	131,320	720,165

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (continued) December 31, 2017	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Mexico (continued)
Grupo Financiero Inbursa SAB de CV, Series O	99,700	$162,867
Grupo Financiero Santander Mexico SAB de CV, Series B	119,103	174,028
Grupo Lala SAB de CV	9,900	13,902
Grupo Mexico SAB de CV, Series B	186,265	614,899
Grupo Televisa SAB CPO	109,894	411,240
Industrias Penoles SAB de CV	7,755	161,568
Infraestructura Energetica Nova SAB de CV	33,988	166,721
Kimberly-Clark de Mexico SAB de CV, Class A	78,500	138,336
Mexichem SAB de CV	36,623	90,577
Promotora y Operadora de Infraestructura SAB de CV	4,006	39,656
Wal-Mart de Mexico SAB de CV	281,300	689,426

		7,945,474
Netherlands — 3.7%
ABN AMRO Group NV(d)	15,219	490,674
Aegon NV	87,307	554,745
AerCap Holdings NV(c)	6,629	348,752
Akzo Nobel NV	11,993	1,052,327
Altice NV, Class A(b)(c)	21,614	226,654
ASML Holding NV	18,856	3,278,271
CNH Industrial NV	48,995	655,481
EXOR NV	4,238	259,841
Heineken Holding NV	3,148	311,243
Heineken NV	11,467	1,195,403
ING Groep NV	189,279	3,474,561
Koninklijke Ahold Delhaize NV	63,785	1,402,183
Koninklijke Boskalis Westminster NV	4,888	184,197
Koninklijke DSM NV	8,586	820,168
Koninklijke KPN NV(b)	174,659	609,783
Koninklijke Philips NV	45,624	1,722,700
Koninklijke Vopak NV	4,351	190,592
NN Group NV	15,958	690,240
NXP Semiconductors NV(c)	16,466	1,928,004
QIAGEN NV(b)(c)	10,029	312,809
Randstad Holding NV	4,170	255,867
Royal Dutch Shell PLC, Class A	217,974	7,276,700
Royal Dutch Shell PLC, Class B	177,354	5,972,223
Unilever NV CVA	78,758	4,434,305
Wolters Kluwer NV	15,886	828,131

		38,475,854
New Zealand — 0.1%
Auckland International Airport Ltd.(b)	55,568	255,073
Fisher & Paykel Healthcare Corp. Ltd.	27,280	276,771
Fletcher Building Ltd.	22,914	123,418
Mercury NZ Ltd.(b)	12,773	30,506
Meridian Energy Ltd.(b)	95,907	198,812
Ryman Healthcare Ltd.(b)	13,399	100,438
Spark New Zealand Ltd.	115,783	297,864

		1,282,882
Norway — 0.5%
DNB ASA	48,168	891,657
Gjensidige Forsikring ASA	10,710	202,015
Marine Harvest ASA(c)	23,110	390,806
Norsk Hydro ASA	62,661	475,029
Orkla ASA	34,581	366,458
Schibsted ASA, Class B	6,527	173,497
Statoil ASA	53,092	1,136,616
Telenor ASA	36,284	776,724
Yara International ASA	9,441	433,478

		4,846,280
Pakistan — 0.0%
Habib Bank Ltd.	10,100	15,293
Lucky Cement Ltd.	14,849	69,629

Security	Shares	Value
Pakistan (continued)
MCB Bank Ltd.	6,700	$12,891
Oil & Gas Development Co. Ltd.	11,100	16,371
United Bank Ltd.	8,400	14,276

		128,460
Peru — 0.1%
Compania de Minas Buenaventura SA — ADR	9,606	135,266
Credicorp Ltd.	3,283	680,993
Southern Copper Corp.(b)	1,484	70,416

		886,675
Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	70,570	104,611
Aboitiz Power Corp.	29,200	24,304
Ayala Corp.	13,480	274,023
Ayala Land, Inc.	475,200	423,923
Bank of the Philippine Islands	22,811	49,378
BDO Unibank, Inc.	93,622	307,195
DMCI Holdings, Inc.	170,000	49,038
Globe Telecom, Inc.	845	32,161
GT Capital Holdings, Inc.	7,210	186,605
International Container Terminal Services, Inc.	9,550	20,183
JG Summit Holdings, Inc.	156,443	225,913
Jollibee Foods Corp.	12,070	61,172
Megaworld Corp.	599,999	62,019
Metro Pacific Investments Corp.	1,467,999	201,438
Metropolitan Bank & Trust Co.	12,817	26,004
PLDT, Inc.	6,185	183,459
Security Bank Corp.	25,410	127,966
SM Investments Corp.	17,272	342,534
SM Prime Holdings, Inc.	486,150	365,197
Universal Robina Corp.	34,300	103,752

		3,170,875
Poland — 0.3%
Alior Bank SA(c)	6,930	157,898
Bank Handlowy w Warszawie SA	502	11,808
Bank Millennium SA(c)	13,346	34,276
Bank Pekao SA	7,442	276,366
Bank Zachodni WBK SA	2,479	281,723
CCC SA	981	80,220
Cyfrowy Polsat SA	8,953	63,940
Grupa Azoty SA	1,551	31,012
Grupa Lotos SA	1,964	32,495
Jastrzebska Spolka Weglowa SA(c)	4,762	131,327
KGHM Polska Miedz SA	7,250	230,859
LPP SA	55	140,780
mBank SA(c)	573	76,544
Orange Polska SA(c)	32,359	53,770
PGE SA(c)	30,296	104,710
Polski Koncern Naftowy ORLEN SA	15,864	482,182
Polskie Gornictwo Naftowe i Gazownictwo SA	93,795	169,487
Powszechna Kasa Oszczednosci Bank Polski SA(c)	39,077	496,105
Powszechny Zaklad Ubezpieczen SA	33,880	409,801
Tauron Polska Energia SA(c)	20,989	18,366

		3,283,669
Portugal — 0.1%
EDP — Energias de Portugal SA(b)	127,716	442,101
Galp Energia SGPS SA	18,382	337,727
Jeronimo Martins SGPS SA	10,434	202,749

		982,577
Qatar — 0.1%
Barwa Real Estate Co.	2,548	22,674
Commercial Bank of Qatar QSC(c)	16,767	133,547
Doha Bank QPSC	7,291	56,870

28	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Qatar (continued)
Ezdan Holding Group QSC	43,350	$146,329
Industries Qatar QSC	10,894	283,697
Masraf Al Rayan QSC	15,444	157,367
Ooredoo QPSC	1,679	41,964
Qatar Electricity & Water Co. QSC	1,002	49,811
Qatar Insurance Co. SAQ	79	1,165
Qatar Islamic Bank SAQ	3,392	91,298
Qatar National Bank SAQ	13,186	459,898

		1,444,620
Romania — 0.0%
NEPI Rockcastle PLC	11,084	191,346

Russia — 0.8%
Alrosa PJSC	97,100	126,282
Gazprom PJSC	472,661	1,068,946
Gazprom PJSC — ADR	34,210	150,384
Inter Rao UES PJSC	2,615,256	153,950
Lukoil PJSC	18,479	1,067,518
Lukoil PJSC — ADR	2,414	137,540
Magnit PJSC — GDR	14,687	399,726
MMC Norilsk Nickel PJSC	3,113	584,420
Mobile TeleSystems PJSC — ADR	25,223	257,022
Moscow Exchange MICEX-RTS PJSC	63,850	120,461
Novatek PJSC — GDR	5,700	685,140
Novolipetsk Steel PJSC	57,306	146,306
Rosneft Oil Co. PJSC	21,260	107,455
Rosneft Oil Co. PJSC, — GDR	15,910	79,166
RusHydro PJSC	6,551,999	82,876
Sberbank of Russia PJSC	205,970	804,544
Sberbank of Russia PJSC — ADR	64,644	1,089,609
Severstal PJSC	10,830	166,561
Surgutneftegas OJSC — ADR	24,155	113,385
Tatneft PJSC	79,770	661,231
VTB Bank PJSC	86,509,999	70,945
VTB Bank PJSC, — GDR	50,000	90,900

		8,164,367
Singapore — 0.9%
Ascendas Real Estate Investment Trust	136,378	276,786
CapitaLand Commercial Trust	124,412	179,205
CapitaLand Ltd.	147,400	387,763
CapitaLand Mall Trust	85,800	136,502
City Developments Ltd.(b)	17,400	161,822
ComfortDelGro Corp. Ltd.	98,300	145,237
DBS Group Holdings Ltd.	88,784	1,642,174
Genting Singapore PLC	233,000	227,557
Global Logistic Properties Ltd.	151,800	382,494
Golden Agri-Resources Ltd.	270,000	74,539
Hutchison Port Holdings Trust(b)	277,899	115,048
Jardine Cycle & Carriage Ltd.	4,444	134,895
Keppel Corp. Ltd.	76,700	419,718
Oversea-Chinese Banking Corp. Ltd.	148,149	1,368,634
SATS Ltd.	49,000	190,512
SembCorp Industries Ltd.(b)	40,000	90,354
Singapore Airlines Ltd.	28,600	227,794
Singapore Exchange Ltd.(b)	29,000	161,034
Singapore Press Holdings Ltd.(b)	1,576	3,118
Singapore Technologies Engineering Ltd.	68,700	167,139
Singapore Telecommunications Ltd.	402,499	1,073,115
StarHub Ltd.	41,600	88,522
Suntec Real Estate Investment Trust	137,100	219,865
United Overseas Bank Ltd.	64,200	1,265,576
UOL Group Ltd.	22,000	145,514
Wilmar International Ltd.(b)	64,800	149,330
Yangzijiang Shipbuilding Holdings Ltd.	94,000	103,073

		9,537,320

Security	Shares	Value
South Africa — 1.7%
Anglo American Platinum Ltd.(c)	810	$23,140
AngloGold Ashanti Ltd.	19,921	207,695
Aspen Pharmacare Holdings Ltd.	18,439	413,312
Barclays Africa Group Ltd.	20,871	305,748
Bid Corp. Ltd.	18,661	453,555
Bidvest Group Ltd.	20,798	364,998
Capitec Bank Holdings Ltd.	1,291	114,566
Coronation Fund Managers Ltd.	27,149	162,159
Discovery Holdings Ltd.	20,716	311,493
Exxaro Resources Ltd.	15,325	201,278
FirstRand Ltd.	153,038	828,491
Fortress REIT, Ltd.	67,928	231,688
Foschini Group Ltd.	6,728	107,305
Gold Fields Ltd.	38,623	167,392
Growthpoint Properties Ltd.	72,731	162,598
Hyprop Investments Ltd.	7,562	71,693
Imperial Holdings Ltd.	3,661	77,362
Investec Ltd.	7,549	54,742
Liberty Holdings Ltd.	1,922	19,330
Life Healthcare Group Holdings Ltd.	22,364	50,160
MMI Holdings Ltd.	20,454	34,717
Mondi Ltd.	7,836	202,207
Mondi PLC	12,885	334,864
Mr Price Group Ltd.	10,819	213,368
MTN Group Ltd.	84,532	933,264
Naspers Ltd., Class N	20,922	5,796,506
Nedbank Group Ltd.	13,358	275,542
Netcare Ltd.	28,346	57,620
Pick n Pay Stores Ltd.	28,036	157,622
Pioneer Foods Group Ltd.	6,964	76,669
PSG Group Ltd.	2,684	58,572
Rand Merchant Investment Holdings Ltd.	48,390	179,157
Redefine Properties Ltd.	238,333	206,116
Remgro Ltd.	27,353	521,201
Resilient REIT Ltd.	17,014	207,867
RMB Holdings Ltd.	58,722	374,804
Sanlam Ltd.	68,068	477,053
Sappi Ltd.	29,677	214,677
Sasol Ltd.	24,215	837,064
Shoprite Holdings Ltd.	26,136	467,248
Sibanye Gold Ltd.	84,581	108,010
Spar Group Ltd.	4,305	70,749
Standard Bank Group Ltd.	67,070	1,056,044
Telkom SA SOC Ltd.	11,210	43,599
Tiger Brands Ltd.	7,701	286,317
Truworths International Ltd.	20,564	157,016
Vodacom Group Ltd.	23,375	274,126
Woolworths Holdings Ltd.	39,270	207,292

		18,157,996
South Korea — 3.6%
Amorepacific Corp.	1,801	512,264
Amorepacific Group	739	97,332
BGF retail Co., Ltd.(c)	426	83,565
BNK Financial Group, Inc.	6,269	55,097
Celltrion, Inc.(c)	4,337	894,608
Cheil Worldwide, Inc.(c)	4,081	80,816
CJ CheilJedang Corp.	98	33,510
CJ Corp.	848	143,575
CJ E&M Corp.	2,172	198,220
CJ Logistics Corp.(c)	414	54,137
Coway Co. Ltd.	2,504	228,187
Daelim Industrial Co. Ltd.	1,073	82,590
Daewoo Engineering & Construction Co. Ltd.(c)	19,237	106,378
Daewoo Securities Co. Ltd.	9,107	77,925

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (continued) December 31, 2017	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
DGB Financial Group, Inc.	5,100	$50,185
Dongbu Insurance Co. Ltd.	3,276	217,880
Doosan Heavy Industries & Construction Co. Ltd.	776	11,127
E-Mart, Inc.	545	137,827
GS Engineering & Construction Corp.(c)	6,155	162,629
GS Holdings Corp.	2,934	170,366
Hana Financial Group, Inc.	15,716	730,502
Hankook Tire Co. Ltd.	4,552	231,913
Hanmi Pharm Co. Ltd.(c)	226	123,041
Hanmi Science Co. Ltd.(c)	773	80,022
Hanon Systems	15,127	196,463
Hanssem Co. Ltd.	731	122,909
Hanwha Chemical Corp.(c)	4,037	119,098
Hanwha Corp.	4,520	174,786
Hanwha Life Insurance Co. Ltd.	7,120	45,893
Hotel Shilla Co. Ltd.	1,174	93,104
Hyosung Corp.	1,140	148,387
Hyundai Department Store Co. Ltd.	314	30,606
Hyundai Development Co-Engineering & Construction	2,250	80,952
Hyundai Engineering & Construction Co. Ltd.	3,298	111,819
Hyundai Glovis Co. Ltd.	1,138	144,658
Hyundai Heavy Industries Co. Ltd.(c)	2,089	195,946
Hyundai Marine & Fire Insurance Co. Ltd.	4,560	199,990
Hyundai Mobis Co. Ltd.	3,532	867,700
Hyundai Motor Co.	7,283	1,059,943
Hyundai Robotics Co. Ltd.(c)	102	36,301
Hyundai Steel Co.	5,604	306,825
Hyundai Wia Corp.	513	31,148
Kakao Corp.	1,108	141,359
Kangwon Land, Inc.	7,491	243,496
KB Financial Group, Inc.(c)	20,308	1,201,891
KCC Corp.	266	94,667
KEPCO Plant Service & Engineering Co. Ltd.	707	26,786
Kia Motors Corp.	13,897	434,870
Korea Aerospace Industries Ltd.(c)	2,844	126,036
Korea Electric Power Corp.(c)	12,939	459,935
Korea Gas Corp.(c)	753	29,961
Korea Investment Holdings Co. Ltd.	1,486	95,680
Korea Zinc Co. Ltd.	398	183,283
Korean Air Lines Co. Ltd.(c)	4,193	132,337
KT Corp.	1,200	33,905
KT&G Corp.	6,136	662,004
Kumho Petrochemical Co. Ltd.(c)	423	39,272
LG Chem Ltd.	2,506	948,045
LG Corp.	5,702	484,571
LG Display Co. Ltd.(c)	13,391	372,730
LG Electronics, Inc.(c)	4,891	483,593
LG Household & Health Care Ltd.(c)	441	489,794
Lotte Chemical Corp.	865	297,016
Lotte Corp.	2,177	132,760
Lotte Shopping Co. Ltd.	671	124,729
NAVER Corp.	1,334	1,083,714
NCSoft Corp.	1,038	433,894
NH Investment & Securities Co. Ltd.	5,312	68,758
OCI Co. Ltd.	1,017	129,224
Orion Corp.(c)	907	88,384
POSCO	3,924	1,220,565
Posco Daewoo Corp.	1,160	19,640
S-1 Corp.(c)	442	44,177
S-Oil Corp.	1,514	165,366
Samsung Biologics Co. Ltd.(c)(d)	902	311,990
Samsung C&T Corp.	4,015	471,942
Samsung Card Co. Ltd.	1,210	44,760
Samsung Electro-Mechanics Co. Ltd.	144	13,424
Samsung Electronics Co. Ltd.	4,666	11,085,998

Security	Shares	Value
South Korea (continued)
Samsung Fire & Marine Insurance Co. Ltd.	1,790	$446,323
Samsung Heavy Industries Co. Ltd.(c)	18,584	127,050
Samsung Life Insurance Co. Ltd.	3,994	463,355
Samsung SDI Co. Ltd.(c)	2,958	563,930
Samsung SDS Co. Ltd.	929	173,221
Samsung Securities Co. Ltd.	2,723	92,942
Samsung Techwin Co. Ltd.(c)	2,293	76,144
Shinhan Financial Group Co. Ltd.	21,897	1,010,750
Shinsegae Inc.	670	187,754
SK Holdings Co. Ltd.	1,879	496,714
SK Hynix, Inc.(c)	28,612	2,032,275
SK Innovation Co. Ltd.	2,988	570,023
SK Networks Co. Ltd.	14,759	91,639
SK Telecom Co. Ltd.	1,198	298,787
Woori Bank	13,531	198,911
Yuhan Corp.	704	143,889

		37,924,487
Spain — 2.2%
Abertis Infraestructuras SA	33,665	749,035
ACS Actividades de Construccion y Servicios SA	11,493	448,958
Aena SME SA(d)	3,227	653,077
Amadeus IT Group SA	19,963	1,436,587
Banco Bilbao Vizcaya Argentaria SA	326,580	2,775,352
Banco de Sabadell SA	292,491	579,847
Banco Santander SA	772,288	5,063,305
Bankia SA(b)	45,598	217,637
Bankinter SA	38,876	367,755
CaixaBank SA	190,904	887,478
Enagas SA	3,839	109,793
Endesa SA(b)	18,186	388,959
Ferrovial SA	25,292	573,955
Gas Natural SDG SA	17,935	413,912
Grifols SA	15,251	445,924
Iberdrola SA	283,176	2,192,145
Industria de Diseno Textil SA	51,774	1,800,272
Mapfre SA	66,978	214,843
Red Electrica Corp. SA	8,296	186,222
Repsol SA	60,396	1,066,378
Telefonica SA	224,752	2,188,576

		22,760,010
Sweden — 1.8%
Alfa Laval AB	11,214	265,248
Assa Abloy AB, Class B	50,657	1,050,194
Atlas Copco AB, A Shares	32,741	1,412,972
Atlas Copco AB, B Shares	19,981	765,813
Boliden AB	11,369	388,794
Electrolux AB, Class B	12,094	389,371
Essity AB, Class B(c)	30,871	877,289
Getinge AB, Class B	12,846	186,276
Hennes & Mauritz AB, Class B	44,980	930,359
Hexagon AB, Class B	9,081	455,540
Husqvarna AB, Class B	2,063	19,628
ICA Gruppen AB	80	2,906
Industrivarden AB, Class C	8,883	219,124
Investor AB, Class B	19,921	908,551
Kinnevik AB, Class B	5,246	177,267
L E Lundbergforetagen AB, B Shares	3,372	251,893
Lundin Petroleum AB(c)	9,142	209,271
Millicom International Cellular SA	3,254	219,760
Nordea Bank AB	149,683	1,812,368
Sandvik AB	58,636	1,026,405
Securitas AB, Class B	18,887	329,430
Skandinaviska Enskilda Banken AB, Class A	69,868	820,417
Skanska AB, Class B	19,249	398,853

30	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Sweden (continued)
SKF AB, Class B	21,520	$478,083
Svenska Handelsbanken AB, Class A(b)	74,968	1,024,515
Swedbank AB, Class A	45,674	1,101,875
Swedish Match AB	8,644	340,502
Tele2 AB, Class B	13,773	169,270
Telefonaktiebolaget LM Ericsson, Class B	143,369	946,203
Telia Co. AB	121,392	541,090
Volvo AB, Class B	77,624	1,445,505

		19,164,772
Switzerland — 6.0%
ABB Ltd., Registered Shares	97,062	2,599,741
Adecco SA, Registered Shares	7,342	561,076
Baloise Holding AG, Registered Shares	2,648	411,620
Barry Callebaut AG, Registered Shares(c)	143	298,067
Chocoladefabriken Lindt & Spruengli AG(b)	47	286,982
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	6	433,999
Cie Financiere Richemont SA, Registered Shares	25,133	2,276,241
Coca-Cola HBC AG(c)	6,500	212,379
Credit Suisse Group AG, Registered Shares(c)	115,712	2,063,806
Dufry AG(c)	1,558	231,270
EMS-Chemie Holding AG, Registered Shares	450	300,224
Ferguson PLC	12,916	926,903
Geberit AG, Registered Shares	1,855	816,509
Givaudan SA, Registered Shares	471	1,087,975
Glencore PLC(c)	593,839	3,108,136
Julius Baer Group Ltd.(c)	11,443	699,763
Kuehne & Nagel International AG, Registered Shares	1,945	344,108
LafargeHolcim Ltd.(c)	22,014	1,239,868
Lonza Group AG, Registered Shares(c)	3,907	1,053,742
Nestle SA, Registered Shares	147,969	12,721,819
Novartis AG, Registered Shares	106,343	8,949,022
Pargesa Holding SA, Bearer Shares	1,995	172,797
Partners Group Holding AG(b)	939	643,396
Roche Holding AG	33,096	8,368,495
Schindler Holding AG, Participation Certificates	2,360	542,778
Schindler Holding AG, Registered Shares	943	213,240
SGS SA, Registered Shares	280	729,970
Sika AG, Bearer Shares	110	872,740
Sonova Holding AG, Registered Shares	2,902	453,265
STMicroelectronics NV(b)	30,473	664,739
Swatch Group AG, Bearer Shares	1,402	570,863
Swatch Group AG, Registered Shares	3,602	274,737
Swiss Life Holding AG, Registered Shares(c)	1,676	592,423
Swiss Prime Site AG, Registered Shares(c)	3,413	315,274
Swiss Re AG	15,788	1,476,505
Swisscom AG, Registered Shares	841	447,208
UBS Group AG, Registered Shares(c)	177,935	3,269,174
Vifor Pharma AG(b)	2,866	366,905
Zurich Insurance Group AG	7,410	2,252,963

		62,850,722
Taiwan — 2.8%
Acer, Inc.(c)	69,504	56,269
Advanced Semiconductor Engineering, Inc.	382,687	489,851
Advantech Co. Ltd.	22,873	161,618
Asia Cement Corp.	170,233	161,038
Asia Pacific Telecom Co. Ltd.(c)	33,000	11,047
Asustek Computer, Inc.	38,220	358,973
AU Optronics Corp.	414,000	172,056
Catcher Technology Co. Ltd.	36,000	394,477
Cathay Financial Holding Co. Ltd.	377,935	677,087
Chailease Holding Co. Ltd.	66,795	193,756
Chang Hwa Commercial Bank Ltd.	221,236	122,861
Cheng Shin Rubber Industry Co. Ltd.	436	769

Security	Shares	Value
Taiwan (continued)
Chicony Electronics Co. Ltd.	15,778	$39,648
China Airlines Ltd.(c)	103,687	40,466
China Development Financial Holding Corp.	577,765	196,699
China Life Insurance Co. Ltd.	114,293	114,659
China Steel Corp.	734,638	610,494
Chunghwa Telecom Co. Ltd.	186,000	661,625
Compal Electronics, Inc.	192,000	137,236
CTBC Financial Holding Co. Ltd.	868,600	597,083
Delta Electronics, Inc.	67,000	321,893
E.Sun Financial Holding Co. Ltd.	450,106	285,410
Eclat Textile Co. Ltd.	7,303	72,757
Eva Airways Corp.	73,205	38,905
Evergreen Marine Corp. Taiwan Ltd.(c)	93,376	51,145
Far Eastern New Century Corp.	210,607	189,271
Far EasTone Telecommunications Co. Ltd.	95,000	234,639
Feng TAY Enterprise Co. Ltd.	16,150	73,536
First Financial Holding Co. Ltd.	474,916	311,544
Formosa Chemicals & Fibre Corp.	128,360	442,842
Formosa Petrochemical Corp.	74,000	286,228
Formosa Plastics Corp.	152,040	503,081
Formosa Taffeta Co. Ltd.	31,000	32,541
Foxconn Technology Co. Ltd.	43,007	122,579
Fubon Financial Holding Co. Ltd.	335,952	571,107
Giant Manufacturing Co. Ltd.	10,000	54,814
Highwealth Construction Corp.	62,400	88,521
Hiwin Technologies Corp.	11,309	121,656
Hon Hai Precision Industry Co. Ltd.	733,000	2,330,638
Hotai Motor Co. Ltd.	8,000	94,899
HTC Corp.(c)	18,050	44,339
Hua Nan Financial Holdings Co. Ltd.	395,774	222,510
Innolux Corp.	428,494	177,872
Inventec Co. Ltd.	218,470	173,866
Largan Precision Co. Ltd.	5,000	671,156
Lite-On Technology Corp.	99,816	135,772
MediaTek, Inc.	79,255	779,061
Mega Financial Holding Co. Ltd.	505,110	407,297
Micro-Star International Co. Ltd.	43,000	110,351
Nan Ya Plastics Corp.	251,790	657,855
Nien Made Enterprise Co. Ltd.	9,000	95,879
Novatek Microelectronics Corp.	23,000	87,438
Pegatron Corp.	105,000	252,988
Phison Electronics Corp.	15,000	146,556
Pou Chen Corp.	92,000	118,909
Powertech Technology, Inc.	70,100	206,448
President Chain Store Corp.	26,000	247,616
Quanta Computer, Inc.	138,000	287,051
Realtek Semiconductor Corp.	23,240	84,714
Ruentex Development Co. Ltd.(c)	57,308	61,396
Ruentex Industries Ltd.(c)	17,521	29,724
Shin Kong Financial Holding Co. Ltd.	292,832	103,020
Siliconware Precision Industries Co.	139,848	236,042
SinoPac Financial Holdings Co. Ltd.	537,001	174,498
Standard Foods Corp.	7,342	18,257
Synnex Technology International Corp.	134,500	182,940
TaiMed Biologics, Inc.(c)	15,000	92,873
Taishin Financial Holding Co. Ltd.	334,858	155,566
Taiwan Business Bank	261,801	73,754
Taiwan Cement Corp.	226,000	276,484
Taiwan Cooperative Financial Holding Co. Ltd.	421,394	234,835
Taiwan Mobile Co. Ltd.	67,800	244,922
Taiwan Semiconductor Manufacturing Co. Ltd.	1,201,999	9,203,800
Teco Electric and Machinery Co. Ltd.	39,000	37,243
Uni-President Enterprises Corp.	251,950	557,976
United Microelectronics Corp.	766,000	363,732
Vanguard International Semiconductor Corp.	86,000	190,426

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (continued) December 31, 2017	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
Win Semiconductors Corp.	16,000	$151,211
Wistron Corp.	129,362	103,671
WPG Holdings Ltd.	85,270	112,596
Yuanta Financial Holding Co. Ltd.	432,260	199,887
Zhen Ding Technology Holding Ltd.	14,710	32,209

		29,170,458
Thailand — 0.5%
Advanced Info Service PCL — NVDR	31,200	182,854
Airports of Thailand PCL — NVDR	176,800	368,144
Bangkok Bank PCL, Foreign Registered Shares	11,900	79,966
Bangkok Dusit Medical Services PCL — NVDR	276,700	177,448
Banpu PCL — NVDR	227,900	136,218
BTS Group Holdings PCL — NVDR	860,599	219,177
Bumrungrad Hospital PCL — NVDR	22,400	129,905
Central Pattana PCL — NVDR	63,000	164,798
Charoen Pokphand Foods PCL — NVDR	204,000	150,230
CP ALL PCL — NVDR	266,000	627,798
Delta Electronics Thailand PCL — NVDR	20,000	44,952
Energy Absolute PCL — NVDR	45,000	72,492
Glow Energy PCL — NVDR	53,900	134,378
Home Product Center PCL — NVDR	82,832	32,533
Indorama Ventures PCL — NVDR	39,200	63,950
IRPC PCL — NVDR	492,399	106,518
Kasikornbank PCL — NVDR	19,800	140,626
Kasikornbank PCL, Foreign Registered Shares	58,200	425,929
Krung Thai Bank PCL — NVDR	143,775	84,514
Minor International PCL — NVDR	146,680	196,909
PTT Exploration & Production PCL — NVDR	76,522	234,510
PTT Global Chemical PCL — NVDR	57,368	149,521
PTT PCL — NVDR	52,900	712,893
Siam Cement PCL — NVDR	13,000	192,775
Siam Cement PCL, Foreign Registered Shares	14,200	210,639
Siam Commercial Bank PCL — NVDR	57,900	265,759
Thai Oil PCL — NVDR	51,600	163,872
Thai Union Group PCL — NVDR(b)	329,100	200,954
TMB Bank PCL — NVDR	271,500	25,159
True Corp. PCL — NVDR(c)	355,740	67,481

		5,762,902
Turkey — 0.3%
Akbank TAS	114,009	295,876
Anadolu Efes Biracilik Ve Malt Sanayii AS	28,262	180,435
Arcelik AS	20,968	118,889
BIM Birlesik Magazalar AS	8,704	178,996
Coca-Cola Icecek AS	4,750	42,838
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(c)	226,343	167,609
Eregli Demir ve Celik Fabrikalari TAS	51,754	136,552
Ford Otomotiv Sanayi	2,700	42,917
Haci Omer Sabanci Holding AS	32,457	95,088
KOC Holding AS	17,992	87,661
Petkim Petrokimya Holding AS	56,271	115,294
TAV Havalimanlari Holding AS	2,171	12,850
Tofas Turk Otomobil Fabrikasi AS	4,704	40,938
Tupras Turkiye Petrol Rafinerileri AS	5,076	162,667
Turk Hava Yollari AO(c)	26,638	110,272
Turk Telekomunikasyon AS(c)	10,009	16,980
Turkcell Iletisim Hizmetleri AS	33,444	136,367
Turkiye Garanti Bankasi AS	133,512	377,286
Turkiye Halk Bankasi	58,372	165,882
Turkiye Is Bankasi, Class C	88,347	162,222
Turkiye Sise ve Cam Fabrikalari AS	47,105	58,368
Turkiye Vakiflar Bankasi Tao, Class D	43,060	76,804
Ulker Biskuvi Sanayi	3,956	20,529
Yapi ve Kredi Bankasi(c)	65,139	74,485

		2,877,805

Security	Shares	Value
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	138,930	$257,225
Aldar Properties PJSC	145,451	87,127
DP World Ltd.	10,522	263,050
Dubai Islamic Bank PJSC	36,085	60,720
Emaar Malls PJSC	81,000	46,976
Emaar Properties PJSC	172,957	327,115
Emirates Telecommunications Group Co. PJSC	97,764	465,828
First Abu Dhabi Bank PJSC	93,208	260,127
Mediclinic International PLC(b)	17,716	155,356

		1,923,524
United Kingdom — 10.2%
3i Group PLC	53,260	655,690
Admiral Group PLC	11,495	310,047
Anglo American PLC	66,925	1,391,971
Antofagasta PLC	18,127	244,644
Ashtead Group PLC	23,868	640,175
Associated British Foods PLC	15,586	593,425
AstraZeneca PLC	60,162	4,151,517
Auto Trader Group PLC(d)	57,831	275,468
Aviva PLC	188,643	1,286,606
Babcock International Group PLC(b)	15,027	143,137
BAE Systems PLC	153,775	1,188,116
Barclays PLC	833,958	2,282,852
Barratt Developments PLC	42,917	374,385
Berkeley Group Holdings PLC	6,196	351,101
BP PLC	942,450	6,611,559
British American Tobacco PLC	109,651	7,412,277
British Land Co. PLC	46,491	432,988
BT Group PLC	422,884	1,551,291
Bunzl PLC	19,227	537,206
Burberry Group PLC	22,113	533,141
Capita PLC(b)	33,043	178,535
Centrica PLC	283,823	526,139
Cobham PLC(c)	135,880	231,708
Coca-Cola European Partners PLC	6,565	261,712
Compass Group PLC	75,439	1,626,632
Croda International PLC	7,020	418,481
Diageo PLC	122,003	4,471,944
Direct Line Insurance Group PLC	28,235	145,291
easyJet PLC	8,921	176,334
Fiat Chrysler Automobiles NV(c)	55,750	995,321
G4S PLC	93,084	335,017
GKN PLC	101,475	436,375
GlaxoSmithKline PLC	234,367	4,150,452
Hammerson PLC	42,497	313,540
Hargreaves Lansdown PLC	12,676	307,847
HSBC Holdings PLC	960,612	9,921,266
IMI PLC	17,672	318,052
Imperial Brands PLC	47,021	2,005,664
InterContinental Hotels Group PLC	8,722	554,761
International Consolidated Airlines Group SA	20,851	180,697
Intertek Group PLC	8,251	577,022
Investec PLC	45,329	326,380
ITV PLC	151,643	338,846
J. Sainsbury PLC	100,607	327,609
Johnson Matthey PLC	5,498	227,828
Kingfisher PLC	117,839	537,282
Land Securities Group PLC	39,151	531,934
Legal & General Group PLC	273,709	1,007,682
Lloyds Banking Group PLC	3,483,783	3,194,567
London Stock Exchange Group PLC	16,030	819,883
Marks & Spencer Group PLC	87,368	370,669
Meggitt PLC	42,920	278,695
Merlin Entertainments PLC(d)	40,221	197,044

32	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Micro Focus International PLC	22,369	$760,251
National Grid PLC	148,600	1,751,775
Next PLC	7,507	457,546
Old Mutual PLC	252,054	788,500
Pearson PLC	43,957	435,438
Persimmon PLC	14,724	544,304
Prudential PLC	125,834	3,222,649
Randgold Resources Ltd.	2,830	281,005
Reckitt Benckiser Group PLC	31,284	2,918,595
RELX NV	46,182	1,061,465
RELX PLC	46,017	1,079,016
Rio Tinto PLC	59,025	3,096,310
Rolls-Royce Holdings PLC(c)	78,022	890,448
Royal Bank of Scotland Group PLC(c)	152,197	570,707
Royal Mail PLC	43,082	263,214
RSA Insurance Group PLC	54,630	465,664
Sage Group PLC	45,514	489,298
Schroders PLC	4,883	231,143
Segro PLC	55,041	435,679
Severn Trent PLC	9,115	265,598
Shire PLC	43,140	2,235,615
Sky PLC(c)	45,101	615,506
Smith & Nephew PLC	36,626	633,744
Smiths Group PLC	14,972	300,480
SSE PLC	46,641	829,174
St. James’s Place PLC	15,074	249,025
Standard Chartered PLC(c)	159,169	1,671,526
Standard Life Aberdeen PLC	130,866	769,755
Taylor Wimpey PLC	136,947	381,632
Tesco PLC	417,919	1,180,701
Travis Perkins PLC	13,060	276,309
Unilever PLC	60,371	3,348,546
United Utilities Group PLC	37,850	423,901
Vodafone Group PLC	1,287,891	4,071,019
Weir Group PLC	13,734	393,667
Whitbread PLC	9,701	523,913
WM Morrison Supermarkets PLC	75,511	224,191
Worldpay Group PLC(d)	97,046	556,907
WPP PLC	63,164	1,141,105

		107,094,126
United States — 0.1%
Carnival PLC	9,580	630,321
Yum China Holdings, Inc.	19,542	782,071

		1,412,392

Total Common Stocks — 98.3% (Cost — $808,589,147)		1,031,019,351

Preferred Stocks — 1.2%
Brazil — 0.6%
Banco Bradesco SA, Preference Shares	137,976	1,408,013
Braskem SA, Preference A Shares	10,999	142,163
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares	13,699	93,754
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	7,648	182,007
Cia Energetica de Minas Gerais, Preference Shares	55,183	114,291
Gerdau SA, Preference Shares	22,901	85,474
Itau Unibanco Holding SA, Preference Shares	154,384	1,981,765
Itausa — Investimentos Itau SA, Preference Shares	216,391	705,849
Klabin SA, Preference Shares	20,176	107,056
Lojas Americanas SA, Preference Shares	35,183	180,847
Petroleo Brasileiro SA, Preference Shares(c)	176,187	855,158
Telefonica Brasil SA, Preference Shares	25,699	376,695

		6,233,072

Security	Shares	Value
Chile — 0.0%
Embotelladora Andina SA, Preference ‘B’ Shares	9,213	$46,005
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares	4,906	291,719

		337,724
Colombia — 0.1%
Bancolombia SA, Preference Shares	29,721	298,013
Grupo Aval Acciones y Valores SA	125,729	54,348
Grupo de Inversiones Suramericana SA, Preference Shares	5,796	75,793

		428,154
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares	390	34,980
Fuchs Petrolub SE, Preference Shares	3,374	178,815
Henkel AG & Co. KGaA, Preference Shares	8,478	1,119,961
Porsche Automobil Holding SE, Preference Shares	4,923	411,667
Volkswagen AG, Preference Shares	8,782	1,744,989

		3,490,412
Russia — 0.0%
Surgutneftegas OJSC, Preference Shares	394,993	192,752
Transneft PJSC, Preference Shares	25	99,722

		292,474
South Korea — 0.2%
Amorepacific Corp., Preference Shares	380	59,233
Hyundai Motor Co., Preference Shares	849	74,427
Hyundai Motor Co., Second Preference Shares	1,753	167,308
LG Chem Ltd., Preference Shares	177	41,577
Samsung Electronics Co. Ltd., Preference Shares	824	1,610,510

		1,953,055

Total Preferred Securities — 1.2% (Cost — $9,781,467)		12,734,891

Rights — 0.0%
Spain — 0.0%
Repsol SA (Expires 01/10/18)(c)	60,314	27,465

Total Rights — 0.0% (Cost — $27,681)		27,465

Total Long-Term Investments — 99.5% (Cost — $818,398,295)		1,043,781,707

Short-Term Securities — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.53%(f)(g)(h)	32,928,247	32,931,540
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.21%, 12/31/50(g)(h)	1,291,425	1,291,425

Total Short-Term Securities — 3.3% (Cost — $34,219,762)		34,222,965

Total Investments — 102.8% (Cost — $852,618,057)		1,078,004,672

Liabilities in Excess of Other Assets — (2.8)%		(29,155,376)

Net Assets — 100.0%		$1,048,849,296

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (continued) December 31, 2017	Total International ex U.S. Index Master Portfolio

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or a portion of the security, is on loan.
(c)	Non-income producing security.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	All or a portion of security was purchased with the cash collateral from loaned securities.
(g)	Annualized 7-day yield as of period end.

(h)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 12/31/16	Net Activity	Shares Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	85,655,946	(52,727,699)	32,928,247	$32,931,540	$31,582		$1,980	$(4,506)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,264,403	(4,972,978)	1,291,425	1,291,425	478,544	(b)	—	—

				$34,222,965	$510,126		$1,980	$(4,506)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrower of securities.

Derivative Financial Instruments Outstanding as of Year End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini MSCI EAFE Index	55	03/16/18	$5,625	$72,293
MSCI Emerging Markets E-Mini Index	25	03/16/18	1,455	47,340
S&P/TSX 60 Index	18	03/15/18	862	4,565

				$124,198

Derivative Financial Instruments Categorized by Risk Exposure

As of year end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	—	—	$124,198	—	—	—	$124,198

(a)	Includes cumulative appreciation on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

34	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Total International ex U.S. Index Master Portfolio

For the year ended December 31, 2017, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Net Realized Gain (Loss) From:
Futures contracts	$—	$—	$1,969,473	$—	$—	$—	$1,969,473

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$123,464	$—	$—	$—	$123,464

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts – long	$9,544,474

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Year End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$51,239,652	$—	$51,239,652
Austria	610,289	1252387	—	1,862,676
Belgium	239,589	7,691,095	—	7,930,684
Brazil	11,374,290	—	—	11,374,290
Canada	68,505,124	—	—	68,505,124
Chile	3,036,460	—	—	3,036,460
China	20,454,163	47,387,597	—	67,841,760
Colombia	609,388	—	—	609,388
Czech Republic	292,333	—	—	292,333
Denmark	1,743,989	11,490,576	—	13,234,565
Finland	776,883	5,996,433	—	6,773,316
France	2,011,165	72,504,572	—	74,515,737
Germany	2,622,510	64,243,226	—	66,865,736
Greece	689,958	155,565	—	845,523
Hong Kong	3,287,858	30,574,628	—	33,862,486
Hungary	193,799	551,041	—	744,840
India	6,886,022	15,582,381	—	22,468,403
Indonesia	2,786,521	3,049,366	—	5,835,887
Ireland	1,798,232	3,568,209	—	5,366,441
Israel	1,616,199	1,915,437	—	3,531,636
Italy	730,688	14,105,531	—	14,836,219
Japan	1,143,587	171,400,865	—	172,544,452
Luxembourg	—	1,566,473	—	1,566,473
Malaysia	3,451,671	2,381,465	—	5,833,136
Malta	—	62,541	—	62,541
Mexico	7,729,106	216,368	—	7,945,474
Netherlands	2,536,597	35,939,257	—	38,475,854
New Zealand	527,182	755,700	—	1,282,882
Norway	—	4,846,280	—	4,846,280
Pakistan	97,813	30,647	—	128,460
Peru	886,675	—	—	886,675
Philippines	1,680,980	1,489,895	—	3,170,875
Poland	527,847	2,755,822	—	3,283,669
Portugal	644,850	337,727	—	982,577
Qatar	1,444,620	—	—	1,444,620
Romania	191,346	—	—	191,346

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (continued) December 31, 2017	Total International ex U.S. Index Master Portfolio

	Level 1	Level 2	Level 3	Total
Russia	$1,025,038	$7,139,329	$—	$8,164,367
Singapore	573,006	8,964,314	—	9,537,320
South Africa	3,570,278	14,587,718	—	18,157,996
South Korea	6,933,606	30,990,881	—	37,924,487
Spain	—	22,760,010	—	22,760,010
Sweden	219,760	18,945,012	—	19,164,772
Switzerland	1,386,625	61,464,097	—	62,850,722
Taiwan	1,436,984	27,733,474	—	29,170,458
Thailand	2,082,145	3,680,757	—	5,762,902
Turkey	243,881	2,633,924	—	2,877,805
United Arab Emirates	1,535,689	387,835	—	1,923,524
United Kingdom	9,779,901	97,314,225	—	107,094,126
United States	782,071	630,321	—	1,412,392
Preferred Stocks	7,225,491	5,509,400	—	12,734,891
Rights	27,465	—	—	27,465
Short-Term Securities	34,222,965	—	—	34,222,965

	$222,172,639	$855,832,033	$—	$1,078,004,672

Derivative Financial Instruments (a)
Assets:
Equity contracts	$124,198	$—	$—	$124,198

(a)	Derivative financial instruments are futures contracts. Futures are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1 (a)	Transfers Out of Level 1 (b)	Transfers Into Level 2 (b)	Transfers Out of Level 2 (a)
Assets:
Investments:
Long-Term Investments:
Common Stocks	$51,960,716	$(7,138,333)	$7,138,333	$(51,960,716)

(a)	Systematic Fair Value Prices were not utilized at period end for these investments.
(b)	External pricing service used to reflect any significant market movement between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

See notes to financial statements.

36	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities

December 31, 2017

Total International ex U.S. Index Master Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $31,504,605)(cost — $818,398,295)	$1,043,781,707
Investments at value — affiliated (cost — $34,219,762)	34,222,965
Cash pledged for futures contracts	333,620
Foreign currency at value (cost — $6,889,381)	6,973,501
Receivables:
Dividends — unaffiliated	1,358,603
Securities lending income — affiliated	17,461
Variation margin on futures contracts	8,336
Investments sold	5,386
Dividends — affiliated	1,850
Prepaid expenses	2,137

Total assets	1,086,705,566

LIABILITIES
Cash collateral on securities loaned at value	32,926,510
Payables:
Withdrawals to investors	4,502,200
Deferred foreign capital gain tax	134,333
Investments purchased	69,660
Investment advisory fees	26,176
Trustees’ fees	6,972
Other accrued expenses	190,419

Total liabilities	37,856,270

NET ASSETS	$1,048,849,296

NET ASSETS CONSIST OF
Investors’ capital	$823,244,835

Net unrealized appreciation (depreciation)	225,604,461

NET ASSETS	$1,048,849,296

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statement of Operations

Year Ended December 31, 2017

Total International ex U.S. Index Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$34,946,573
Securities lending income — affiliated — net	478,544
Dividends — affiliated	31,582
Foreign taxes withheld	(4,168,481)

Total investment income	31,288,218

EXPENSES
Investment advisory	321,532
Accounting services	226,239
Professional	55,781
Trustees	29,767
Printing	1,844
Miscellaneous	99,728

Total expenses	734,891
Less fees waived by the Manager	(3,087)

Total expenses after fees waived	731,804

Net investment income	30,556,414

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments (including $6,634 foreign capital gain tax) — unaffiliated	(12,103,114)
Investments — affiliated	1,980
Futures contracts	1,969,473
Foreign currency transactions	254,171

(9,877,490)

Net change in unrealized appreciation (depreciation) on:
Investments (including $134,333 foreign capital gain tax) — unaffiliated	241,099,886
Investments — affiliated	(4,506)
Futures contracts	123,464
Foreign currency translations	266,404

241,485,248

Net realized and unrealized gain	231,607,758

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$262,164,172

See notes to financial statements.

38	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	Total International ex U.S. Index Master Portfolio
	Year Ended December 31,
	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$30,556,414	$24,882,269
Net realized loss	(9,877,490)	(10,524,235)
Net change in unrealized appreciation (depreciation)	241,485,248	24,106,846

Net increase in net assets resulting from operations	262,164,172	38,464,880

CAPITAL TRANSACTIONS
Proceeds from contributions	471,407,070	278,639,031
Value of withdrawals	(685,107,967)	(153,354,833)

Net increase (decrease) in net assets derived from capital transactions	(213,700,897)	125,284,198

NET ASSETS
Total increase in net assets	48,463,275	163,749,078
Beginning of year	1,000,386,021	836,636,943

End of year	$1,048,849,296	$1,000,386,021

See notes to financial statements.

FINANCIAL STATEMENTS	39

Financial Highlights

	Total International ex U.S. Index Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014		2013

Total Return
Total return	27.67%	4.41%	(5.80)%	(4.68)%		13.96%

Ratios to Average Net Assets
Total expenses	0.07%	0.08%	0.08%	0.15	%(a)	0.25%

Total expenses after fees waived	0.07%	0.08%	0.07%	0.12	%(a)	0.24%

Net investment income	2.85%	2.90%	2.71%	3.08	%(a)	2.60%

Supplemental Data
Net assets, end of year (000)	$1,048,849	$1,000,386	$836,637	$591,197		$556,443

Portfolio turnover rate	57%	15%	6%	49%		36%

(a)	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See notes to financial statements.

40	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements	Total International ex U.S. Index Master Portfolio

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time)(or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Master Portfolio’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)   recapitalizations and other transactions across the capital structure; and

(iii)  market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii)   quoted prices for similar investments or assets in active markets; and

(iii)  other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)   changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)  relevant news and other public sources; and

(iv)  known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

42	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as corporate bonds in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value—unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Citigroup Global Markets, Inc	$1,795,554	$(1,795,554)	—
Credit Suisse Securities (USA) LLC	1,069,753	(1,069,753)	—
Deutsche Bank AG	92,886	(92,886)	—
Deutsche Bank Securities, Inc.	193,239	(193,239)	—
Goldman Sachs & Co	3,127,362	(3,127,362)	—
Jefferies PLC	996,787	(996,787)	—
JP Morgan Securities LLC	11,053,684	(11,053,684)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	414,054	(414,054)	—
Morgan Stanley	4,035,422	(4,035,422)	—
Nomura Securities International, Inc.	2,024,672	(2,024,672)	—
SG Americas Securities LLC.	34,179	(34,179)	—
State Street Bank & Trust Co.	6,667,014	(6,667,014)	—

	$31,504,606	$(31,504,606)	—

(a)	Cash collateral with a value of $32,926,510 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.

BAL is not entitled to compensation for providing administrative service to the Master Portfolio, for so long as BAL is entitled to compensation for providing administrative service to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Limitations, Waivers and Reimbursements: With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2017, the amount waived was $3,087.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the year ended December 31, 2017, there were no fees waived by the Manager.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a in money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

44	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

Pursuant to a securities lending agreement, the Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated – net in the Statement of Operations. For the year ended December 31, 2017 the Master Portfolio paid BTC $109,576 in total for securities lending agent services and collateral investment fees.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the Master Portfolio’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the Master Portfolio did not participate in the Interfund Lending Program.

Officers and Trustees: Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Loss
$1,474,996	$36,069,402	$(1,158,766)

7.	PURCHASES AND SALES

For the year ended December 31, 2017, purchases and sales of investments and excluding short-term securities, were $598,881,796 and $823,086,926, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of December 31, 2017, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$862,150,678

Gross unrealized appreciation	$256,539,916
Gross unrealized depreciation	(40,681,342)

Net unrealized appreciation	$215,858,574

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2017, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Master Portfolio.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.

The United Kingdom voted on June 23, 2016 to withdraw from the European Union, which may introduce significant new uncertainties and instability in the financial markets across Europe.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.

46	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	47

Report of Independent Registered Public Accounting Firm	Total International ex U.S. Index Master Portfolio

To the Board of Trustees of Master Investment Portfolio and the Investors of

Total International ex U.S. Index Master Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Total International ex U.S. Index Master Portfolio (one of the series constituting Master Investment Portfolio, referred to hereafter as the “Master Portfolio”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Master Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

48	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Rodney D. Johnson 1941	Chair of the Board and Trustee (Since 2009)	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 144 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 144 Portfolios	None
Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 144 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 144 Portfolios	None
Cynthia A. Montgomery 1952	Trustee (Since 2007)	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 144 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee (Since 2007)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 144 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee (Since 2007)	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 144 Portfolios	None
Mark Stalnecker 1951	Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 144 Portfolios	None

TRUSTEE AND OFFICER INFORMATION	49

Trustee and Officer Information  (continued)

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Kenneth L. Urish 1951	Trustee (Since 2007)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 144 Portfolios	None
Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 144 Portfolios	None
Frederick W. Winter 1945	Trustee (Since 2007)	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 144 Portfolios	None

Interested Trustees (d)
Barbara G. Novick 1960	Trustee (Since 2015)	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 218 Portfolios	None
John M. Perlowski 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	127 RICs consisting of 316 Portfolios	None
(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

(b) Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c) In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. (“BlackRock”) in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or is affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

(d) Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock and its affiliates. Ms. Novick and Mr. Perlowski are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Ms. Novick is a board member of the BlackRock Closed-End Complex and Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

50	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years
Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer (Since 2015)	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
(b) Officers of the Trust/MIP serve at the pleasure of the Board.

Further information about the Trust’s/MIP’s Trustees and Officers is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective February 22, 2018, Barbara G. Novick resigned, and Robert Fairbairn was appointed, as an Interested Trustee of the Trust.

Investment Adviser	Distributor
BlackRock Fund Advisors	BlackRock Investments, LLC
San Francisco, CA 94105	New York, NY 10022

Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	PricewaterhouseCoopers LLP
Wilmington, DE 19809	Philadelphia, PA 19103

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02111	New York, NY 10019

Transfer Agent	Address of the Trust/MIP
BNY Mellon Investment Servicing (US) Inc.	400 Howard Street
Wilmington, DE 19809	San Francisco, CA 94105

TRUSTEE AND OFFICER INFORMATION	51

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

52	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	53

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR	American Depositary Receipts
BHD	Bahraini Dinar
CLP	Chilean Peso
CVA	Certificaten Van Aandelen (Dutch Certificate)
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NOK	Norwegian Krone
NVDR	Non-voting Depository Receipts
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

54	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TIEXUS-12/17-AR

DECEMBER 31, 2017

ANNUAL REPORT

BlackRock Funds III

➢	iShares Russell 1000 Large-Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended December 31, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. The equity market advanced, month after month, despite geopolitical uncertainty and relatively high valuations, while bond returns were constrained by higher interest rates.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, longer-term U.S. Treasuries posted modest returns, as rising energy prices, modest wage increases, and steady job growth led to expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries throughout the world experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing short-term interest rates three times and setting expectations for additional interest rate increases. The Fed also began reducing the vast balance sheet reserves that had accumulated in the wake of the financial crisis. In October 2017, the Fed reduced its $4.5 trillion balance sheet by only $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) both continued to expand their balance sheets despite nascent signs of sustained economic growth. The Eurozone and Japan are both approaching the limits of central banks’ ownership share of national debt, which is a structural pressure point that limits their capacity to deliver additional monetary stimulus. In October 2017, the ECB announced plans to cut the amount of its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus until the inflation rate rises to its target of 2%.

Emerging market growth also stabilized, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

While escalating tensions between the United States and North Korea and our nation’s divided politics are concerning, benign credit conditions, modest inflation, solid corporate earnings, and the positive outlook for growth in the world’s largest economies have kept markets relatively tranquil.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018.

Further fueling optimism, Congress passed a sweeping tax reform bill in December 2017. The U.S. tax overhaul is likely to accentuate the reflationary themes already in place, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	11.42%	21.83%
U.S. small cap equities (Russell 2000® Index)	9.20	14.65
International equities (MSCI Europe, Australasia, Far East Index)	9.86	25.03
Emerging market equities (MSCI Emerging Markets Index)	15.92	37.28
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.55	0.86
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(0.01)	2.07
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.24	3.54
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.64	4.95
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.46	7.50
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of December 31, 2017	iShares Russell 1000 Large-Cap Index Fund

Investment Objective

iShares Russell 1000 Large-Cap Index Fund’s (the “Fund”) investment objective is to match the performance of the Russell 1000® Index as closely as possible before the deduction of Fund expenses.

On February 24, 2017, the Board approved a proposal to change the name of BlackRock Large Cap Index Fund to iShares Russell 1000 Large-Cap Index Fund, which was effective on June 19, 2017.

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended December 31, 2017, the Fund’s Institutional Shares returned 21.46%, Investor A Shares returned 21.16%, and Class K Shares returned 21.60%. The benchmark Russell 1000® Index returned 21.69% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

The reflation trade in the United States continued to gain steam in the first quarter of the year. Macro data highlighted continued economic growth and a strengthening labor market, which supported the U.S. Federal Reserve’s (the “Fed”) decision to increase the federal funds rate by 25 basis points (0.25%) in March, marking the second rate hike in the past six months. The Fed’s summary of economic projections indicated that they will maintain a gradual pace of tightening should current economic trends continue.

Expectations of the new administration’s policies also boosted market sentiment, sending several U.S. equity indices to record highs. The inauguration of President Trump in late January stoked risk-on appetite, as pledges of tax relief and increased fiscal spending were supportive of cyclical stocks. However, the final weeks of the first quarter saw some profit taking as investor optimism waned after the failed attempt to repeal the Affordable Care Act called into question whether the new administration will be able to push through further reforms in 2017. Despite these setbacks, U.S. equities in the first quarter finished strong and the 10-year Treasury yield added 31 basis points in the quarter.

In the second quarter of 2017, political risk was a headwind to U.S. equities. President Trump’s firing of FBI Director James Comey on May 9 and the subsequent developments regarding the investigation of pre-election correspondence between Trump administration members and Russian officials was an enduring source of negative market sentiment. The largest single day fall of the S&P 500® in the quarter came in the wake of the House Oversight Committee’s request for all documents from the meetings between President Trump and Comey on May 17.

Although the Fed continued their monetary policy normalization, the yield on the 10-year U.S. Treasury compressed by nine basis points to 2.31% in the second quarter. The Fed increased the federal funds rate by 25 basis points at the June meeting, to between 1% and 1.25%, citing strength in the labor market and business spending, despite relatively weak inflation trends throughout the quarter.

Investors focused on sustained corporate earnings expansion, a subdued interest rate environment, and a healthy economic backdrop over threats from an increasingly hostile North Korea and a damaging hurricane season in the third quarter. This backdrop pushed volatility to the lowest levels in recorded history, with the Chicago Board Options Exchange Volatility Index averaging a record low of 10.94 in the quarter.

Domestic rates moved modestly higher as investors balanced news on the monetary, fiscal, and geopolitical fronts. In the September Federal Open Market Committee (“FOMC”) announcement, the committee revealed they would keep interest rates unchanged and initiate their balance sheet normalization in October. Additionally, amid short term hurricane related inflationary and economic growth pressures, the FOMC found inflation to remain somewhat below 2% in the near term, but expects it to stabilize around 2% by 2019. Real gross domestic product (“GDP”) growth was revised higher for 2017, from 2.2% to 2.4%. The 10-year U.S. Treasury yield ended the third quarter two basis points higher, at 2.33%.

The U.S. economy continued to demonstrate strength throughout the fourth quarter. Unemployment fell to 4.1%, the lowest level since 2000. Additional highlights that helped strengthen investor confidence in the macro picture included that nominal third quarter GDP surged 4.1% year-over-year and real GDP increased 2.3% year-over-year. This optimism was expressed throughout many soft indicators. For example, both the University of Michigan Consumer Sentiment Survey and the National Federation of Independent Business Small Business Optimism Index reached 13-year highs in the quarter.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Russell 1000® Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2017 (continued)	iShares Russell 1000 Large-Cap Index Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming transaction costs and other operating expenses, including administration fees, if any.
(b)	The Fund invests all of its assets in the Master Portfolio. The Master Portfolio will be substantially invested in equity securities in the Russell 1000® Index and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000® Index.
(c)	An index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.
(d)	Commencement of operations.

Performance Summary for the Period Ended December 31, 2017

		Average Annual Total Returns (a)
	6-Month Total Returns	1 Year	5 Years	Since Inception (b)
Institutional	11.25%	21.46%	15.58%	13.03%
Investor A	11.10	21.16	15.21	12.69
Class K	11.32	21.60	15.58	13.03
Russell 1000® Index	11.36	21.69	15.71	13.18

(a)	See “About Fund Performance” on Page 6 for a detailed description of share classes, including any related sales charges and fees.
(b)	The Fund commenced operations on March 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During the Period (a)	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,112.50	$0.69	$1,000.00	$1,024.45	$0.66	0.13%
Investor A	1,000.00	1,111.00	2.02	1,000.00	1,023.29	1.94	0.38
Class K	1,000.00	1,113.20	0.43	1,000.00	1,024.80	0.41	0.08

(a)	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

FUND SUMMARY	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on July 1, 2017 and held through December 31, 2017) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities

December 31, 2017

iShares Russell 1000 Large-Cap Index Fund

ASSETS
Investments at value — Master Portfolio (cost — $150,653,151)	$211,536,278
Receivables:
Capital shares sold	612,950
From the Administrator	9,560
Prepaid expenses	27,115

Total assets	212,185,903

LIABILITIES
Payables:
Contributions to the Master Portfolio	503,139
Capital shares redeemed	109,811
Service fees	14,190
Administration fees	1,770
Officer’s and Directors’ fees	29
Income dividends	10

Total liabilities	628,949

NET ASSETS	$211,556,954

NET ASSETS CONSIST OF
Paid-in capital	$133,433,698
Distributions in excess of net investment income	(240,334)
Accumulated net realized gain allocated from the Master Portfolio	17,480,463
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	60,883,127

NET ASSETS	$211,556,954

NET ASSET VALUE
Institutional — Based on net assets of $45,732,836 and 2,565,744 shares outstanding, unlimited number of shares authorized, no par value	$17.82

Investor A — Based on net assets of $66,674,956 and 3,762,139 shares outstanding, unlimited number of shares authorized, no par value	$17.72

Class K — Based on net assets of $99,149,162 and 5,583,379 shares outstanding, unlimited number of shares authorized, no par value	$17.76

See notes to financial statements.

FINANCIAL STATEMENTS	7

Statement of Operations

Year Ended December 31, 2017

iShares Russell 1000 Large-Cap Index Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$4,129,190
Securities lending income — affiliated — net	51,113
Dividends — affiliated	49,442
Foreign taxes withheld	(415)
Expenses	(79,155)
Fees waived	2,546

Total investment income	4,152,721

FUND EXPENSES
Administration	21,712
Service and distribution — class specific	133,915
Transfer agent — class specific	193,686
Registration	55,608
Printing	27,363
Professional	25,191
Recoupment of past waived fees — class specific	5,964
Trustee and Officer	137
Miscellaneous	8,571

Total expenses	472,147
Less:
Fees waived by the Administrator	(18,968)
Transfer agent fees waived — class specific	(158,169)
Other expenses reimbursed by the Administrator	(21,805)

Total expenses after fees waived and/or reimbursed	273,205

Net investment income	3,879,516

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) allocated from:
Investments — unaffiliated	1,014,388
Futures contracts	489,246

1,503,634

Net change in unrealized appreciation (depreciation) from:
Investments — unaffiliated	36,625,043
Futures contracts	27,955

36,652,998

Net realized and unrealized gain	38,156,632

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,036,148

See notes to financial statements.

8	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares Russell 1000 Large-Cap Index Fund
	Year Ended December 31,
	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,879,516	$3,285,156
Net realized gain	1,503,634	2,821,304
Net change in unrealized appreciation (depreciation)	36,652,998	20,495,722

Net increase in net assets resulting from operations	42,036,148	26,602,182

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(697,527)	(1,114,048)
Investor A	(983,763)	(355,715)
Class K	(2,277,346)	(1,854,469)
From net realized gain:
Institutional	(338,712)	(663,823)
Investor A	(519,568)	(580,368)
Class K	(841,937)	(2,456,195)
From return of capital:
Institutional	(9,370)	—
Investor A	(13,661)	—
Class K	(20,316)	—

Decrease in net assets resulting from distributions to shareholders	(5,702,200)	(7,024,618)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	9,596,509	47,588,252

NET ASSETS
Total increase in net assets	45,930,457	67,165,816
Beginning of year	165,626,497	98,460,681

End of year	$211,556,954	$165,626,497

Distributions in excess of net investment income, end of year	$(240,334)	$(161,214)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund
	Institutional
	Year Ended December 31,
	2017		2016		2015		2014	2013
Net asset value, beginning of year	$15.07		$14.08		$14.72		$13.49	$10.62

Net investment income(a)	0.30		0.31		0.28		0.26	0.23
Net realized and unrealized gain (loss)	2.91		1.35		(0.16)		1.49	3.26

Net increase from investment operations	3.21		1.66		0.12		1.75	3.49

Distributions:(b)
From net investment income	(0.35)		(0.29)		(0.29)		(0.25)	(0.23)
From net realized gain	(0.11)		(0.38)		(0.47)		(0.27)	(0.39)
From return of capital	(0.00	)(c)	—		—		—	—

Total distributions	(0.46)		(0.67)		(0.76)		(0.52)	(0.62)

Net asset value, end of year	$17.82		$15.07		$14.08		$14.72	$13.49

Total Return(d)
Based on net asset value	21.46%		11.92%		0.82%		13.07%	33.09%

Ratios to Average Net Assets(e)
Total expenses	0.17	%(f)(g)	0.13	%(f)	0.27	%(h)	0.59%	0.56	%(i)

Total expenses after fees waived and/or reimbursed	0.13	%(f)	0.09	%(f)	0.13	%(h)	0.16%	0.23	%(i)

Net investment income	1.82	%(f)	2.14	%(f)	1.93	%(h)	1.81%	1.80	%(i)

Supplemental Data
Net assets, end of year (000)	$45,733		$18,964		$3,431		$363	$183

Portfolio turnover rate of the Master Portfolio	12%		13%		6%		6%	14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(i)	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the year ended December 31, 2013.

See notes to financial statements.

10	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund (continued)
	Investor A
	Year Ended December 31,
	2017		2016		2015		2014	2013
Net asset value, beginning of year	$14.99		$14.01		$14.65		$13.43	$10.61

Net investment income(a)	0.26		0.25		0.24		0.22	0.19
Net realized and unrealized gain (loss)	2.89		1.36		(0.16)		1.49	3.22

Net increase from investment operations	3.15		1.61		0.08		1.71	3.41

Distributions:(b)
From net investment income	(0.31)		(0.25)		(0.25)		(0.22)	(0.20)
From net realized gain	(0.11)		(0.38)		(0.47)		(0.27)	(0.39)
From return of capital	(0.00	)(c)	—		—		—	—

Total distributions	(0.42)		(0.63)		(0.72)		(0.49)	(0.59)

Net asset value, end of year	$17.72		$14.99		$14.01		$14.65	$13.43

Total Return(d)
Based on net asset value	21.16%		11.61%		0.56%		12.79%	32.35%

Ratios to Average Net Assets(e)
Total expenses	0.68	%(f)(g)	0.48	%(f)	0.54	%(h)	0.57%	0.66	%(i)

Total expenses after fees waived and/or reimbursed	0.38	%(f)	0.38	%(f)	0.39	%(h)	0.41%	0.48	%(i)

Net investment income	1.56	%(f)	1.76	%(f)	1.62	%(h)	1.56%	1.56	%(i)

Supplemental Data
Net assets, end of year (000)	$66,675		$23,939		$17,397		$17,507	$6,454

Portfolio turnover rate of the Master Portfolio	12%		13%		6%		6%	14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December, 31, 2017 the expense ratio would have been 0.67%.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(i)	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the year ended December 31, 2013.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund (continued)
	Class K
	Year Ended December 31,
	2017		2016		2015		2014	2013
Net asset value, beginning of year	$15.01		$14.03		$14.67		$13.44	$10.61

Net investment income(a)	0.31		0.30		0.28		0.26	0.23
Net realized and unrealized gain (loss)	2.91		1.36		(0.15)		1.50	3.22

Net increase from investment operations	3.22		1.66		0.13		1.76	3.45

Distributions:(b)
From net investment income	(0.36)		(0.30)		(0.30)		(0.27)	(0.23)
From net realized gain	(0.11)		(0.38)		(0.47)		(0.26)	(0.39)
From return of capital	(0.00	)(c)	—		—		—	—

Total distributions	(0.47)		(0.68)		(0.77)		(0.53)	(0.62)

Net asset value, end of year	$17.76		$15.01		$14.03		$14.67	$13.44

Total Return(d)
Based on net asset value	21.60%		11.92%		0.86%		13.17%	32.80%

Ratios to Average Net Assets(e)
Total expenses	0.10	%(f)(g)	0.12	%(f)	0.19	%(h)	0.24%	0.33	%(i)

Total expenses after fees waived and/or reimbursed	0.08	%(f)	0.08	%(f)	0.09	%(h)	0.12%	0.18	%(i)

Net investment income	1.87	%(f)	2.06	%(f)	1.91	%(h)	1.83%	1.85	%(i)

Supplemental Data
Net assets, end of year (000)	$99,149		$122,724		$77,632		$70,348	$6,746

Portfolio turnover rate of the Master Portfolio	12%		13%		6%		6%	14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(i)	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the year ended December 31, 2013.

See notes to financial statements.

12	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements	iShares Russell 1000 Large-Cap Index Fund

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. iShares Russell 1000 Large-Cap Index Fund (formerly known as BlackRock Large Cap Index Fund) (the “Fund”) is a series of the Trust. The Fund is classified as diversified. The Trust is organized as a Delaware statutory trust. The Fund seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2017, the percentage of the Master Portfolio owned by the Fund was 3.2%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold without a sales charge. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	No	No	None
Class K Shares	No	No	None

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a nontaxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (continued)	iShares Russell 1000 Large-Cap Index Fund

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

Transfer Agent: The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the year ended December 31, 2017, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Class K	Total
$244	$2,425	$337	$3,006

For the year ended December 31, 2017, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	Investor A	Class K	Total
$19,360	$172,548	$1,778	$193,686

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to the Fund, BAL contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Class K
0.13%	0.38%	0.08%

The Administrator has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2018, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Fund.

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator, other expenses reimbursed by the Administrator and transfer agent fees waived — class specific, respectively, in the Statement of Operations. For the year ended December 31, 2017, class specific transfer agent fees waived are as follows:

Institutional	Investor A	Class K	Total
$5,580	$150,849	$1,740	$158,169

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Administrator, are less than the current expense limitation for that share class, the Administrator is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of the share class or the expense limitation of that share class in effect at the time that the share class received the applicable waiver and/or reimbursement provided that:

•	The Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	BAL or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

For the year ended December 31, 2017, BAL recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:

Institutional	Investor A	Class K
$1,409	$4,419	$136

On December 31, 2017, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

Expiring December 31,	2018	2019
Fund Level	$63,167	$40,773
Institutional	1,376	5,580
Investor A	11,132	150,849
Class K	135	1,740

14	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	iShares Russell 1000 Large-Cap Index Fund

The following Fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Administrator, expired on December 31, 2017:

Fund level	$95,615
Institutional	351
Investor A	8,327
Class K	—

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”) the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the Fund did not participate in the Interfund Lending Program.

Officers and Trustees: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustee and Officer in the Statement of Operations.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The tax character of distributions paid was as follows:

	12/31/17	12/31/16 (a)
Ordinary income	$4,827,732	$4,865,814
Long-term capital gains	831,121	2,930,355
Return of capital	43,347	—

	$5,702,200	$7,796,169

(a)	Distribution amounts include a portion of the proceeds from redeemed shares.

As of period end, the tax components of accumulated net earnings (losses) were as follows:

Net unrealized gains (losses)(b)	$78,123,256

(b)	The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the timing and recognition of partnership income.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended, 12/31/17		Year Ended, 12/31/16
	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,918,726	$31,654,047	7,841,863	$105,033,185
Shares issued in reinvestment of distributions	60,273	1,041,485	121,458	1,777,334
Shares redeemed	(671,795)	(11,130,054)	(6,948,515)	(103,217,765)

Net increase	1,307,204	$21,565,478	1,014,806	$3,592,754

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (continued)	iShares Russell 1000 Large-Cap Index Fund

	Year Ended, 12/31/17		Year Ended, 12/31/16
	Shares	Amount	Shares	Amount
Investor A
Shares sold	4,242,135	$68,837,840	645,111	$9,305,027
Shares issued in reinvestment of distributions	88,140	1,513,776	62,764	934,833
Shares redeemed	(2,165,076)	(36,295,029)	(352,647)	(5,053,491)

Net increase	2,165,199	$34,056,587	355,228	$5,186,369

Class K
Shares sold	5,485,759	$92,178,523	3,193,953	$46,717,150
Shares issued in reinvestment of distributions	160,429	2,739,442	289,647	4,310,663
Shares redeemed	(8,237,363)	(140,943,521)	(842,604)	(12,218,684)

Net increase (decrease)	(2,591,175)	$(46,025,556)	2,640,996	$38,809,129

Total Net Increase	881,228	$9,596,509	4,011,030	$47,588,252

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm	iShares Russell 1000 Large-Cap Index Fund

To the Board of Trustees of BlackRock Funds III and the Shareholders of

iShares Russell 1000 Large-Cap Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of iShares Russell 1000 Large-Cap Index Fund (one of the funds constituting BlackRock Funds III, referred to hereafter as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the administrator of the Master Portfolio. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information  (unaudited)

The following information is provided with respect to the ordinary income distributions paid during the taxable year ended December 31, 2017:

January – December 2017
Qualified Dividend Income for Individuals(a)	81.48%
Dividends Qualifying for the Dividend Received Deductions for Corporations(a)	77.74
Qualified Short Term Capital Gains for Non-U.S. Residents(b)	18

(a)	The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.
(b)	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholdings for nonresident aliens and foreign corporations.

Additionally, the Fund distributed long-term capital gains of $0.072178 per share to shareholders on record December 15, 2017.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM / IMPORTANT TAX INFORMATION	17

Master Portfolio Information as of Period End	Large Cap Index Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Apple, Inc.	3%
Microsoft Corp.	3
Alphabet, Inc.	2
Amazon.com, Inc.	2
Facebook, Inc.	2
Berkshire Hathaway, Inc.	1
Johnson & Johnson	1
JPMorgan Chase & Co.	1
Exxon Mobil Corp.	1
iShares Russell 1000 ETF	1

SECTOR ALLOCATION

Sector	Percent of Net asset
Information Technology	23%
Financials	15
Health Care	13
Consumer Discretionary	12
Industrials	10
Consumer Staples	8
Short-Term Securities	8
Energy	6
Real Estate	4
Materials	3
Utilities	3
Telecommunication Services	2
Investment Companies	1
Liabilities in Excess of Other Assets	(8)

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio’s Notes to Financial Statements.

18	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.0%

Aerospace & Defense — 2.4%
Arconic, Inc.	114,899	$3,130,998
Boeing Co.	145,528	42,917,662
General Dynamics Corp.	68,128	13,860,642
HEICO Corp.(a)	8,417	794,144
HEICO Corp., Class A	11,069	875,004
Hexcel Corp.	21,489	1,329,095
Huntington Ingalls Industries, Inc.	11,639	2,743,312
L3 Technologies, Inc.	19,854	3,928,114
Lockheed Martin Corp.(a)	65,236	20,944,018
Northrop Grumman Corp.	42,316	12,987,204
Orbital ATK, Inc.	14,912	1,960,928
Raytheon Co.	76,091	14,293,694
Rockwell Collins, Inc.	41,807	5,669,865
Spirit Aerosystems Holdings, Inc., Class A	31,786	2,773,328
Teledyne Technologies, Inc.(b)	8,972	1,625,278
Textron, Inc.	67,555	3,822,937
TransDigm Group, Inc.(a)	12,301	3,378,101
United Technologies Corp.	195,285	24,912,380

		161,946,704
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.(a)	36,110	3,217,040
Expeditors International of Washington, Inc.(a)	45,769	2,960,797
FedEx Corp.	64,771	16,162,955
United Parcel Service, Inc., Class B(a)	180,174	21,467,613
XPO Logistics, Inc.(a)(b)	29,925	2,740,831

		46,549,236
Airlines — 0.5%
Alaska Air Group, Inc.(a)	31,434	2,310,713
American Airlines Group, Inc.	114,265	5,945,208
Copa Holdings SA, Class A(a)	7,397	991,642
Delta Air Lines, Inc.	168,661	9,444,960
JetBlue Airways Corp.(b)	90,665	2,025,456
Southwest Airlines Co.	143,726	9,406,867
Spirit Airlines, Inc.(b)	17,126	768,101
United Continental Holdings, Inc.(b)	68,961	4,647,971

		35,540,918
Auto Components — 0.5%
Adient PLC(a)	23,405	1,841,974
Allison Transmission Holdings, Inc.(a)	31,026	1,336,290
Aptiv PLC	70,534	5,983,399
BorgWarner, Inc.	53,868	2,752,116
Delphi Technologies PLC(b)	22,393	1,174,961
Gentex Corp.	78,034	1,634,812
Goodyear Tire & Rubber Co.	68,295	2,206,611
Johnson Controls International PLC	247,110	9,417,324
Lear Corp.	17,979	3,176,170
Visteon Corp.(b)	8,842	1,106,488

		30,630,145
Automobiles — 0.6%
Ford Motor Co.	1,025,196	12,804,686
General Motors Co.	337,418	13,830,764
Harley-Davidson, Inc.(a)	45,088	2,294,077
Tesla, Inc.(a)(b)	34,857	10,852,727
Thor Industries, Inc.	12,706	1,915,048

		41,697,302
Banks — 6.3%
Associated Banc-Corp(a)	38,211	970,559
Bank of America Corp.(a)	2,532,324	74,754,175
Bank of Hawaii Corp.(a)	9,732	834,032
Bank of the Ozarks, Inc.(a)	30,632	1,484,120

Security	Shares	Value
Banks (continued)
BankUnited, Inc.	29,488	$1,200,751
BB&T Corp.	205,775	10,231,133
BOK Financial Corp.(a)	5,525	510,068
CIT Group, Inc.	34,627	1,704,687
Citigroup, Inc.	692,611	51,537,185
Citizens Financial Group, Inc.	127,662	5,359,251
Comerica, Inc.	46,576	4,043,263
Commerce Bancshares, Inc.(a)	21,756	1,214,855
Cullen/Frost Bankers, Inc.(a)	14,658	1,387,380
East West Bancorp, Inc.(a)	36,590	2,225,770
Fifth Third Bancorp	191,338	5,805,195
First Hawaiian, Inc.	12,201	356,025
First Horizon National Corp.	90,391	1,806,916
First Republic Bank	41,123	3,562,897
FNB Corp.(a)	73,768	1,019,474
Huntington Bancshares, Inc.	278,389	4,053,344
JPMorgan Chase & Co.(a)	904,382	96,714,611
KeyCorp	278,157	5,610,427
M&T Bank Corp.	36,398	6,223,694
PacWest Bancorp	33,236	1,675,094
Pinnacle Financial Partners, Inc.(a)	16,682	1,106,017
PNC Financial Services Group, Inc.(f)	125,620	18,125,710
Popular, Inc.	26,891	954,362
Prosperity Bancshares, Inc.(a)	22,056	1,545,464
Regions Financial Corp.	306,309	5,293,020
Signature Bank(b)	13,752	1,887,600
SunTrust Banks, Inc.	122,922	7,939,532
SVB Financial Group(b)	13,507	3,157,531
Synovus Financial Corp.(a)	30,396	1,457,184
TCF Financial Corp.	47,299	969,629
U.S. Bancorp(a)	407,700	21,844,566
Webster Financial Corp.(a)	26,996	1,516,095
Wells Fargo & Co.	1,155,976	70,133,003
Western Alliance Bancorp(b)	28,154	1,594,079
Zions Bancorporation(a)	51,018	2,593,245

		424,401,943
Beverages — 1.8%
Brown-Forman Corp., Class A	13,953	938,200
Brown-Forman Corp., Class B(a)	44,931	3,085,412
Coca-Cola Co.	1,001,944	45,969,145
Constellation Brands, Inc., Class A	42,380	9,686,796
Dr. Pepper Snapple Group, Inc.	48,514	4,708,769
Molson Coors Brewing Co., Class B	47,193	3,873,129
Monster Beverage Corp.(b)	108,731	6,881,585
PepsiCo, Inc.	371,865	44,594,051

		119,737,087
Biotechnology — 2.8%
AbbVie, Inc.	416,413	40,271,205
ACADIA Pharmaceuticals, Inc.(a)(b)	23,496	707,465
Agios Pharmaceuticals, Inc.(a)(b)	9,533	545,002
Alexion Pharmaceuticals, Inc.(b)	57,287	6,850,952
Alkermes PLC(a)(b)	39,614	2,168,074
Alnylam Pharmaceuticals, Inc.(b)	21,850	2,776,043
Amgen, Inc.	192,526	33,480,271
Biogen, Inc.(b)	55,607	17,714,722
BioMarin Pharmaceutical, Inc.(a)(b)	45,630	4,068,827
Bioverativ, Inc.(a)(b)	30,270	1,632,158
Celgene Corp.(b)	202,887	21,173,287
Exelixis, Inc.(b)	73,759	2,242,274
Gilead Sciences, Inc.	340,403	24,386,399
Incyte Corp.(b)	45,886	4,345,863
Intercept Pharmaceuticals, Inc.(b)	4,109	240,048
Intrexon Corp.(a)(b)	13,512	155,658

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (continued) December 31, 2017	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Ionis Pharmaceuticals, Inc.(a)(b)	32,664	$1,642,999
Juno Therapeutics, Inc.(b)	16,514	754,855
Neurocrine Biosciences, Inc.(a)(b)	23,613	1,832,133
OPKO Health, Inc.(a)(b)	76,157	373,169
Regeneron Pharmaceuticals, Inc.(b)	20,851	7,839,142
Seattle Genetics, Inc.(a)(b)	24,879	1,331,027
TESARO, Inc.(a)(b)	9,991	827,954
United Therapeutics Corp.(b)	11,968	1,770,666
Vertex Pharmaceuticals, Inc.(b)	66,075	9,901,999

		189,032,192
Building Products — 0.3%
Allegion PLC(a)	24,272	1,931,080
AO Smith Corp.	36,617	2,243,890
Armstrong World Industries, Inc.(b)	11,321	685,487
Fortune Brands Home & Security, Inc.	39,532	2,705,570
Lennox International, Inc.(a)	9,867	2,054,901
Masco Corp.	84,867	3,729,012
Owens Corning(a)	29,814	2,741,099
USG Corp.(b)	24,678	951,584

		17,042,623
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	14,089	2,891,767
Ameriprise Financial, Inc.	38,732	6,563,912
Bank of New York Mellon Corp.	257,739	13,881,823
BGC Partners, Inc., Class A	66,322	1,002,125
BlackRock, Inc.(f)	32,510	16,700,712
Charles Schwab Corp.	310,941	15,972,988
CME Group, Inc.(a)	88,722	12,957,848
E*Trade Financial Corp.(b)	70,154	3,477,534
Eaton Vance Corp.(a)	32,424	1,828,389
Federated Investors, Inc., Class B(a)	13,944	503,100
Franklin Resources, Inc.	85,213	3,692,279
Goldman Sachs Group, Inc.	92,709	23,618,545
Invesco Ltd.	102,887	3,759,491
Lazard Ltd., Class A	29,691	1,558,777
Legg Mason, Inc.(a)	19,842	832,967
LPL Financial Holdings, Inc.	21,345	1,219,653
Morgan Stanley	336,683	17,665,705
Northern Trust Corp.	54,554	5,449,399
Raymond James Financial, Inc.	34,447	3,076,117
SEI Investments Co.(a)	34,081	2,449,061
State Street Corp.	98,924	9,655,972
T. Rowe Price Group, Inc.	61,425	6,445,325
TD Ameritrade Holding Corp.	66,699	3,410,320

		158,613,809
Chemicals — 2.3%
Air Products & Chemicals, Inc.	56,448	9,261,988
Albemarle Corp.(a)	28,091	3,592,558
Ashland Global Holdings, Inc.	14,760	1,050,912
Axalta Coating Systems Ltd.(b)	54,091	1,750,385
Cabot Corp.	18,216	1,121,923
Celanese Corp., Series A	35,003	3,748,121
CF Industries Holdings, Inc.(a)	60,043	2,554,229
Chemours Co.	46,747	2,340,155
DowDuPont, Inc.	610,047	43,447,476
Eastman Chemical Co.	38,768	3,591,468
Ecolab, Inc.	67,371	9,039,841
FMC Corp.	34,990	3,312,153
Huntsman Corp.	51,097	1,701,019
International Flavors & Fragrances, Inc.	20,125	3,071,276
LyondellBasell Industries NV, Class A	85,748	9,459,719
Monsanto Co.	114,345	13,353,092
Mosaic Co.	89,424	2,294,620

Security	Shares	Value
Chemicals (continued)
NewMarket Corp.	1,627	$646,554
Olin Corp.	42,449	1,510,335
Platform Specialty Products Corp.(a)(b)	52,016	515,999
PPG Industries, Inc.(a)	67,851	7,926,354
Praxair, Inc.	75,093	11,615,385
RPM International, Inc.	33,371	1,749,308
Scotts Miracle-Gro Co., Class A(a)	10,424	1,115,264
Sherwin-Williams Co.	21,499	8,815,450
Valvoline, Inc.	55,872	1,400,152
Versum Materials, Inc.	27,346	1,035,046
Westlake Chemical Corp.(a)	8,738	930,859
WR Grace & Co.	20,043	1,405,616

		153,357,257
Commercial Services & Supplies — 0.4%
Cintas Corp.	21,885	3,410,340
Clean Harbors, Inc.(b)	12,746	690,833
Copart, Inc.(b)	54,443	2,351,393
Iron Mountain, Inc.(a)	75,055	2,831,825
KAR Auction Services, Inc.	34,883	1,761,940
Pitney Bowes, Inc.	40,670	454,691
Republic Services, Inc.	60,637	4,099,668
Rollins, Inc.(a)	23,010	1,070,655
Stericycle, Inc.(b)	22,226	1,511,146
Waste Management, Inc.	114,031	9,840,789

		28,023,280
Communications Equipment — 1.1%
Arista Networks, Inc.(a)(b)	13,461	3,171,142
ARRIS International PLC(b)	42,398	1,089,205
Cisco Systems, Inc.	1,296,356	49,650,396
CommScope Holding Co., Inc.(b)	52,398	1,982,216
EchoStar Corp., Class A(b)	11,553	692,025
F5 Networks, Inc.(b)	17,483	2,294,119
Harris Corp.	31,198	4,419,197
Juniper Networks, Inc.	96,308	2,744,778
Motorola Solutions, Inc.	42,193	3,811,716
Palo Alto Networks, Inc.(b)	23,170	3,358,260

		73,213,054
Construction & Engineering — 0.1%
AECOM(a)(b)	44,495	1,652,952
Fluor Corp.(a)	38,653	1,996,428
Jacobs Engineering Group, Inc.	30,777	2,030,051
Quanta Services, Inc.(b)	38,111	1,490,521

		7,169,952
Construction Materials — 0.2%
Eagle Materials, Inc.	13,327	1,509,949
Martin Marietta Materials, Inc.(a)	15,987	3,533,767
Vulcan Materials Co.	33,467	4,296,030

		9,339,746
Consumer Finance — 0.8%
Ally Financial, Inc.	114,893	3,350,280
American Express Co.	189,446	18,813,882
Capital One Financial Corp.	127,667	12,713,080
Credit Acceptance Corp.(a)(b)	2,568	830,697
Discover Financial Services	96,510	7,423,549
Navient Corp.(a)	66,327	883,475
OneMain Holdings, Inc.(b)	14,731	382,859
Santander Consumer USA Holdings, Inc.	33,932	631,814
SLM Corp.(b)	106,950	1,208,535
Synchrony Financial	206,568	7,975,552

		54,213,723

20	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Containers & Packaging — 0.4%
Aptargroup, Inc.(a)	14,979	$1,292,388
Ardagh Group SA(a)	4,861	102,567
Avery Dennison Corp.	22,469	2,580,789
Ball Corp.(a)	88,159	3,336,780
Bemis Co., Inc.(a)	21,649	1,034,606
Berry Global Group, Inc.(b)	34,798	2,041,599
Crown Holdings, Inc.(b)	33,402	1,878,863
Graphic Packaging Holding Co.(a)	79,739	1,231,968
Owens-Illinois, Inc.(b)	37,944	841,218
Packaging Corp. of America(a)	25,431	3,065,707
Sealed Air Corp.(a)	47,391	2,336,376
Silgan Holdings, Inc.	15,996	470,122
Sonoco Products Co.(a)	29,304	1,557,215
WestRock Co.	69,563	4,397,077

		26,167,275
Distributors — 0.1%
Genuine Parts Co.	36,607	3,478,031
LKQ Corp.(b)	78,141	3,177,954
Pool Corp.	9,606	1,245,418

		7,901,403
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(b)	13,791	1,296,354
Graham Holdings Co., Class B	1,118	624,235
H&R Block, Inc.(a)	56,733	1,487,513
Service Corp. International	50,543	1,886,265
ServiceMaster Global Holdings, Inc.(b)	35,819	1,836,440

		7,130,807
Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(b)	502,061	99,518,333
Cboe Global Markets, Inc.	28,835	3,592,553
FactSet Research Systems, Inc.(a)	9,949	1,917,769
Interactive Brokers Group, Inc., Class A	17,382	1,029,188
Intercontinental Exchange, Inc.	153,890	10,858,478
Leucadia National Corp.	82,348	2,181,399
MarketAxess Holdings, Inc.(a)	9,896	1,996,518
Moody’s Corp.	44,107	6,510,634
Morningstar, Inc.	4,190	406,304
MSCI, Inc.	22,890	2,896,501
Nasdaq, Inc.	30,610	2,351,766
S&P Global, Inc.	67,645	11,459,063
Voya Financial, Inc.	45,808	2,266,122

		146,984,628
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	1,611,508	62,655,392
CenturyLink, Inc.(a)	256,201	4,273,433
SBA Communications Corp.(b)	31,161	5,090,461
Verizon Communications, Inc.	1,069,418	56,604,242
Zayo Group Holdings, Inc.(b)	47,863	1,761,358

		130,384,886
Electric Utilities — 1.6%
American Electric Power Co., Inc.	129,728	9,544,089
Avangrid, Inc.(a)	14,587	737,811
Duke Energy Corp.	181,563	15,271,264
Edison International	82,231	5,200,288
Entergy Corp.	48,470	3,944,973
Eversource Energy	82,389	5,205,337
Exelon Corp.	252,854	9,964,937
FirstEnergy Corp.	113,147	3,464,561
Great Plains Energy, Inc.(a)	58,159	1,875,046
Hawaiian Electric Industries, Inc.	27,925	1,009,489
NextEra Energy, Inc.	121,453	18,969,744
OGE Energy Corp.	50,784	1,671,301

Security	Shares	Value
Electric Utilities (continued)
Pinnacle West Capital Corp.	28,637	$2,439,300
PPL Corp.	178,573	5,526,834
Southern Co.(a)	260,714	12,537,688
Westar Energy, Inc.(a)	38,742	2,045,578
Xcel Energy, Inc.	131,791	6,340,465

		105,748,705
Electrical Equipment — 0.6%
Acuity Brands, Inc.(a)	10,644	1,873,344
AMETEK, Inc.	57,814	4,189,780
Eaton Corp. PLC	118,213	9,340,009
Emerson Electric Co.	168,743	11,759,630
Hubbell, Inc.	15,123	2,046,747
Regal-Beloit Corp.(a)	10,881	833,485
Rockwell Automation, Inc.	33,095	6,498,203
Sensata Technologies Holding NV(a)(b)	45,934	2,347,687

		38,888,885
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	77,701	6,822,148
Arrow Electronics, Inc.(b)	25,153	2,022,553
Avnet, Inc.(a)	34,663	1,373,348
CDW Corp.	40,330	2,802,532
Cognex Corp.(a)	43,829	2,680,582
Coherent, Inc.(b)	6,479	1,828,503
Corning, Inc.	222,563	7,119,758
Dolby Laboratories, Inc., Class A	13,082	811,084
FLIR Systems, Inc.	34,587	1,612,446
IPG Photonics Corp.(b)	9,142	1,957,576
Jabil, Inc.	44,544	1,169,280
Keysight Technologies, Inc.(b)	51,248	2,131,917
National Instruments Corp.(a)	30,256	1,259,557
Trimble, Inc.(b)	67,452	2,741,249
Universal Display Corp.(a)	11,150	1,925,048
Zebra Technologies Corp., Class A(b)	12,814	1,330,093

		39,587,674
Energy Equipment & Services — 0.7%
Baker Hughes a GE Co.	108,924	3,446,355
Halliburton Co.	230,322	11,255,836
Helmerich & Payne, Inc.(a)	26,088	1,686,328
Nabors Industries Ltd.	70,103	478,804
National Oilwell Varco, Inc.(a)	96,891	3,490,014
Oceaneering International, Inc.(a)	21,099	446,033
Patterson-UTI Energy, Inc.(a)	62,320	1,433,983
RPC, Inc.(a)	14,123	360,560
Schlumberger Ltd.	365,178	24,609,278
Transocean Ltd.(a)(b)	112,293	1,199,289
Weatherford International PLC(a)(b)	197,926	825,352

		49,231,832
Food & Staples Retailing — 1.7%
Casey’s General Stores, Inc.(a)	8,952	1,002,087
Costco Wholesale Corp.	114,347	21,282,264
CVS Health Corp.(a)	267,363	19,383,817
Kroger Co.	236,218	6,484,184
Rite Aid Corp.(a)(b)	247,674	487,918
Sprouts Farmers Market, Inc.(b)	30,761	749,030
Sysco Corp.(a)	126,957	7,710,099
U.S. Foods Holding Corp.(b)	57,123	1,823,937
Wal-Mart Stores, Inc.	375,353	37,066,010
Walgreens Boots Alliance, Inc.	230,543	16,742,033

		112,731,379
Food Products — 1.3%
Archer-Daniels-Midland Co.	147,438	5,909,315
Blue Buffalo Pet Products, Inc.(a)(b)	21,456	703,542

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (continued) December 31, 2017	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products (continued)
Bunge Ltd.	35,497	$2,381,139
Campbell Soup Co.(a)	48,471	2,331,940
Conagra Brands, Inc.	103,467	3,897,602
Flowers Foods, Inc.(a)	49,907	963,704
General Mills, Inc.(a)	146,918	8,710,768
Hain Celestial Group, Inc.(b)	24,651	1,044,956
Hershey Co.	36,808	4,178,076
Hormel Foods Corp.(a)	70,397	2,561,747
Ingredion, Inc.	18,688	2,612,582
J.M. Smucker Co.(a)	28,055	3,485,553
Kellogg Co.(a)	62,857	4,273,019
Kraft Heinz Co.	159,567	12,407,930
Lamb Weston Holdings, Inc.	39,862	2,250,210
McCormick & Co., Inc.(a)	30,467	3,104,892
Mondelez International, Inc., Class A	386,598	16,546,352
Pilgrim’s Pride Corp.(a)(b)	12,330	382,970
Pinnacle Foods, Inc.	31,610	1,879,847
Post Holdings, Inc.(b)	17,571	1,392,150
TreeHouse Foods, Inc.(a)(b)	13,496	667,512
Tyson Foods, Inc., Class A	71,813	5,821,880

		87,507,686
Gas Utilities — 0.1%
Atmos Energy Corp.	27,699	2,379,067
National Fuel Gas Co.(a)	23,961	1,315,698
UGI Corp.	44,005	2,065,988

		5,760,753
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	443,314	25,299,873
ABIOMED, Inc.(b)	10,559	1,978,862
Align Technology, Inc.(b)	21,049	4,676,877
Baxter International, Inc.	128,532	8,308,309
Becton Dickinson & Co.	68,192	14,597,125
Boston Scientific Corp.(b)	361,363	8,958,189
Cooper Cos., Inc.	12,531	2,730,254
Danaher Corp.	160,033	14,854,263
Dentsply Sirona, Inc.	57,406	3,779,037
DexCom, Inc.(a)(b)	23,101	1,325,766
Edwards Lifesciences Corp.(b)	53,875	6,072,251
Hill-Rom Holdings, Inc.	16,928	1,426,861
Hologic, Inc.(b)	73,611	3,146,870
IDEXX Laboratories, Inc.(b)	23,296	3,643,029
Intuitive Surgical, Inc.(a)(b)	29,148	10,637,271
Medtronic PLC	354,894	28,657,691
ResMed, Inc.(a)	36,829	3,119,048
STERIS PLC(a)	21,301	1,863,198
Stryker Corp.(a)	89,108	13,797,483
Teleflex, Inc.	11,595	2,885,068
Varian Medical Systems, Inc.(b)	24,057	2,673,936
West Pharmaceutical Services, Inc.	19,744	1,948,140
Zimmer Biomet Holdings, Inc.(a)	53,362	6,439,193

		172,818,594
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.(b)	18,039	588,613
Aetna, Inc.(a)	82,637	14,906,888
AmerisourceBergen Corp.	42,460	3,898,677
Anthem, Inc.	67,649	15,221,701
Brookdale Senior Living, Inc.(b)	43,620	423,114
Cardinal Health, Inc.	81,873	5,016,359
Centene Corp.(b)	43,816	4,420,158
Cigna Corp.	62,251	12,642,556
DaVita, Inc.(b)	38,768	2,800,988
Envision Healthcare Corp.(b)	33,382	1,153,682
Express Scripts Holding Co.(b)	147,251	10,990,815

Security	Shares	Value
Health Care Providers & Services (continued)
HCA Healthcare, Inc.(b)	75,763	$6,655,022
Henry Schein, Inc.(b)	40,224	2,810,853
Humana, Inc.	37,175	9,222,002
Laboratory Corp. of America Holdings(b)	26,417	4,213,776
LifePoint Health, Inc.(b)	8,784	437,443
McKesson Corp.	55,741	8,692,809
MEDNAX, Inc.(b)	25,321	1,353,154
Patterson Cos., Inc.(a)	20,735	749,156
Premier, Inc., Class A(a)(b)	12,253	357,665
Quest Diagnostics, Inc.	34,692	3,416,815
UnitedHealth Group, Inc.	250,634	55,254,551
Universal Health Services, Inc., Class B	23,494	2,663,045
WellCare Health Plans, Inc.(b)	11,867	2,386,572

		170,276,414
Health Care Technology — 0.1%
athenahealth, Inc.(a)(b)	10,818	1,439,227
Cerner Corp.(b)	76,546	5,158,367
Veeva Systems, Inc., Class A(b)	28,895	1,597,316

		8,194,910
Hotels, Restaurants & Leisure — 2.0%
Aramark	63,901	2,731,129
Carnival Corp.	105,000	6,968,850
Chipotle Mexican Grill, Inc.(b)	6,516	1,883,319
Choice Hotels International, Inc.(a)	7,815	606,444
Darden Restaurants, Inc.	33,286	3,196,122
Domino’s Pizza, Inc.(a)	11,140	2,105,014
Dunkin’ Brands Group, Inc.(a)	22,325	1,439,293
Extended Stay America, Inc.	57,736	1,096,984
Hilton Grand Vacations, Inc.(b)	17,739	744,151
Hilton Worldwide Holdings, Inc.	59,594	4,759,177
Hyatt Hotels Corp., Class A(b)	11,797	867,551
International Game Technology PLC	24,803	657,528
Las Vegas Sands Corp.	96,465	6,703,353
Marriott International, Inc., Class A	78,907	10,710,047
McDonald’s Corp.	208,188	35,833,319
MGM Resorts International	131,234	4,381,903
Norwegian Cruise Line Holdings Ltd.(b)	48,395	2,577,034
Royal Caribbean Cruises Ltd.	44,254	5,278,617
Six Flags Entertainment Corp.(a)	16,291	1,084,492
Starbucks Corp.	370,258	21,263,859
Vail Resorts, Inc.	10,355	2,200,127
Wendy’s Co.(a)	42,354	695,453
Wyndham Worldwide Corp.	26,012	3,014,010
Wynn Resorts Ltd.(a)	20,986	3,538,030
Yum China Holdings, Inc.	98,734	3,951,335
Yum! Brands, Inc.	89,902	7,336,902

		135,624,043
Household Durables — 0.5%
CalAtlantic Group, Inc.	21,783	1,228,343
D.R. Horton, Inc.	86,943	4,440,179
Garmin Ltd.(a)	30,729	1,830,527
Leggett & Platt, Inc.	39,676	1,893,736
Lennar Corp., Class A	50,754	3,209,683
Lennar Corp., Class B	3,053	157,779
Mohawk Industries, Inc.(b)	15,760	4,348,184
Newell Brands, Inc.	124,177	3,837,038
NVR, Inc.(b)	867	3,041,627
PulteGroup, Inc.	70,920	2,358,090
Tempur Sealy International, Inc.(a)(b)	11,428	716,421
Toll Brothers, Inc.	43,636	2,095,401
Tupperware Brands Corp.(a)	12,383	776,414
Whirlpool Corp.(a)	18,186	3,066,887

		33,000,309

22	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Household Products — 1.5%
Church & Dwight Co., Inc.	65,237	$3,272,940
Clorox Co.(a)	34,369	5,112,045
Colgate-Palmolive Co.	225,381	17,004,997
Energizer Holdings, Inc.(a)	13,338	639,957
Kimberly-Clark Corp.	93,390	11,268,437
Procter & Gamble Co.	668,130	61,387,693
Spectrum Brands Holdings, Inc.(a)	6,039	678,784

		99,364,853
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	191,165	2,070,306
Calpine Corp.(b)	92,560	1,400,433
NRG Energy, Inc.	81,263	2,314,370
Vistra Energy Corp.(a)(b)	67,920	1,244,295

		7,029,404
Industrial Conglomerates — 1.7%
3M Co.	150,880	35,512,625
BWX Technologies, Inc.	24,133	1,459,805
Carlisle Cos., Inc.	15,958	1,813,627
General Electric Co.(a)	2,281,054	39,804,375
Honeywell International, Inc.(a)	197,979	30,361,906
Roper Technologies, Inc.	26,798	6,940,682
Seaboard Corp.	60	264,600

		116,157,620
Insurance — 2.8%
Aflac, Inc.	101,698	8,927,050
Alleghany Corp.(b)	3,136	1,869,338
Allstate Corp.	96,033	10,055,615
American Financial Group, Inc.	17,221	1,869,167
American International Group, Inc.	236,512	14,091,325
American National Insurance Co.	2,030	260,348
Aon PLC	64,757	8,677,438
Arch Capital Group Ltd.(b)	32,462	2,946,576
Arthur J Gallagher & Co.	45,284	2,865,572
Aspen Insurance Holdings Ltd.	15,123	613,994
Assurant, Inc.	15,012	1,513,810
Assured Guaranty Ltd.	29,873	1,011,799
Athene Holding Ltd., Class A(b)	27,334	1,413,441
Axis Capital Holdings Ltd.	21,569	1,084,058
Brighthouse Financial, Inc.(b)	20,357	1,193,734
Brown & Brown, Inc.	32,909	1,693,497
Chubb Ltd.	122,135	17,847,588
Cincinnati Financial Corp.(a)	39,179	2,937,250
CNA Financial Corp.	5,924	314,268
Erie Indemnity Co., Class A	6,113	744,808
Everest Re Group Ltd.	10,386	2,298,006
First American Financial Corp.	25,449	1,426,162
FNF Group	70,041	2,748,409
Hanover Insurance Group, Inc.	10,450	1,129,436
Hartford Financial Services Group, Inc.	94,346	5,309,793
Lincoln National Corp.	56,330	4,330,087
Loews Corp.	70,882	3,546,226
Markel Corp.(b)	3,562	4,057,581
Marsh & McLennan Cos., Inc.(a)	134,999	10,987,569
Mercury General Corp.(a)	6,265	334,802
MetLife, Inc.	239,519	12,110,030
Old Republic International Corp.	62,779	1,342,215
Principal Financial Group, Inc.	71,630	5,054,213
ProAssurance Corp.	13,841	791,013
Progressive Corp.	149,551	8,422,712
Prudential Financial, Inc.	112,817	12,971,699
Reinsurance Group of America, Inc.	16,330	2,546,337
RenaissanceRe Holdings Ltd.	10,309	1,294,707
Torchmark Corp.(a)	29,370	2,664,153

Security	Shares	Value
Insurance (continued)
Travelers Cos., Inc.	72,939	$9,893,446
Unum Group	60,677	3,330,561
Validus Holdings Ltd.	18,086	848,595
W.R. Berkley Corp.	23,467	1,681,411
White Mountains Insurance Group Ltd.	1,090	927,895
Willis Towers Watson PLC	34,102	5,138,830
XL Group Ltd.	64,078	2,252,982

		189,369,546
Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.(b)	103,965	121,583,949
Expedia, Inc.	31,231	3,740,537
Liberty Expedia Holdings, Inc., Class A(b)	14,649	649,390
Liberty Interactive Corp QVC Group, Series A(b)	102,338	2,499,094
Liberty Ventures, Series A(a)(b)	19,290	1,046,290
Netflix, Inc.(a)(b)	107,623	20,659,119
Priceline Group, Inc.(b)	12,903	22,422,059
TripAdvisor, Inc.(b)	26,798	923,459
Wayfair, Inc., Class A(b)	8,811	707,259

		174,231,156
Internet Software & Services — 4.5%
Akamai Technologies, Inc.(b)	44,428	2,889,597
Alphabet, Inc., Class A(b)	77,904	82,064,074
Alphabet, Inc., Class C(b)	78,775	82,430,160
CoStar Group, Inc.(b)	8,999	2,672,253
eBay, Inc.(b)	257,489	9,717,635
Facebook, Inc., Class A(b)	609,855	107,614,837
GoDaddy, Inc., Class A(b)	35,415	1,780,666
IAC/InterActiveCorp(b)	18,418	2,252,153
LogMeIn, Inc.	14,135	1,618,458
Match Group, Inc.(b)	10,530	329,694
Pandora Media, Inc.(b)	47,998	231,350
Twitter, Inc.(b)	175,072	4,203,479
VeriSign, Inc.(a)(b)	23,328	2,669,656
Zillow Group, Inc., Class A(b)	12,208	497,354
Zillow Group, Inc., Class C(a)(b)	26,767	1,095,306

		302,066,672
IT Services — 4.1%
Accenture PLC, Class A	161,433	24,713,778
Alliance Data Systems Corp.	12,804	3,245,558
Amdocs Ltd.(a)	37,820	2,476,454
Automatic Data Processing, Inc.	117,009	13,712,285
Black Knight, Inc.(b)	28,084	1,239,909
Booz Allen Hamilton Holding Corp.	35,380	1,349,039
Broadridge Financial Solutions, Inc.	29,824	2,701,458
Cognizant Technology Solutions Corp., Class A(a)	154,159	10,948,372
Conduent, Inc.(a)(b)	43,560	703,930
CoreLogic, Inc.(b)	20,880	964,865
CSRA, Inc.	39,897	1,193,718
DST Systems, Inc.(a)	13,656	847,628
DXC Technology Co.	74,403	7,060,845
Euronet Worldwide, Inc.(a)(b)	14,429	1,215,932
Fidelity National Information Services, Inc.	87,145	8,199,473
First Data Corp., Class A(b)	117,081	1,956,423
Fiserv, Inc.(b)	56,013	7,344,985
FleetCor Technologies, Inc.(b)	23,166	4,457,833
Gartner, Inc.(b)	23,155	2,851,538
Genpact Ltd.	40,844	1,296,389
Global Payments, Inc.	39,289	3,938,329
International Business Machines Corp.	221,695	34,012,447
Jack Henry & Associates, Inc.	19,902	2,327,738
Leidos Holdings, Inc.	37,526	2,423,054
Mastercard, Inc., Class A(a)	245,876	37,215,791
Paychex, Inc.	85,398	5,813,896

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (continued) December 31, 2017	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
PayPal Holdings, Inc.(b)	296,485	$21,827,152
Sabre Corp.(a)	49,828	1,021,474
Square, Inc., Class A(a)(b)	61,005	2,115,043
Switch, Inc.	17,862	324,910
Teradata Corp.(a)(b)	30,252	1,163,492
Total System Services, Inc.	47,424	3,750,764
Vantiv, Inc., Class A(a)(b)	41,744	3,070,271
Visa, Inc., Class A(a)	475,454	54,211,151
Western Union Co.	120,091	2,282,930
WEX, Inc.(b)	10,088	1,424,728

		275,403,582
Leisure Products — 0.1%
Brunswick Corp.	21,840	1,206,005
Hasbro, Inc.(a)	30,297	2,753,694
Mattel, Inc.(a)	82,829	1,273,894
Polaris Industries, Inc.(a)	14,830	1,838,772

		7,072,365
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	85,451	5,722,654
Bio-Rad Laboratories, Inc., Class A(b)	5,396	1,287,863
Bio-Techne Corp.	8,879	1,150,274
Bruker Corp.	26,902	923,277
Charles River Laboratories International, Inc.(b)	12,171	1,332,116
Illumina, Inc.(b)	38,167	8,339,108
IQVIA Holdings, Inc.(b)	41,558	4,068,528
Mettler-Toledo International, Inc.(b)	6,470	4,008,294
PerkinElmer, Inc.	29,549	2,160,623
QIAGEN NV(b)	61,422	1,899,783
Thermo Fisher Scientific, Inc.	103,979	19,743,343
Waters Corp.(b)	19,397	3,747,306

		54,383,169
Machinery — 2.0%
AGCO Corp.	19,153	1,368,099
Caterpillar, Inc.	149,007	23,480,366
Colfax Corp.(b)	20,307	804,563
Crane Co.	14,483	1,292,173
Cummins, Inc.	40,960	7,235,174
Deere & Co.(a)	83,293	13,036,187
Donaldson Co., Inc.(a)	34,061	1,667,286
Dover Corp.	39,398	3,978,804
Flowserve Corp.(a)	37,409	1,576,041
Fortive Corp.	79,138	5,725,634
Gardner Denver Holdings, Inc.(b)	19,379	657,529
Graco, Inc.(a)	40,422	1,827,883
IDEX Corp.	19,660	2,594,530
Illinois Tool Works, Inc.	79,897	13,330,814
Ingersoll-Rand PLC	65,557	5,847,029
ITT, Inc.	21,525	1,148,789
Lincoln Electric Holdings, Inc.	16,702	1,529,569
Middleby Corp.(a)(b)	14,409	1,944,495
Nordson Corp.	14,635	2,142,564
Oshkosh Corp.	18,965	1,723,729
PACCAR, Inc.	90,957	6,465,224
Parker-Hannifin Corp.	34,534	6,892,296
Pentair PLC	42,690	3,014,768
Snap-on, Inc.(a)	14,654	2,554,192
Stanley Black & Decker, Inc.	40,284	6,835,792
Terex Corp.(a)	20,723	999,263
Timken Co.	15,826	777,848
Toro Co.	27,433	1,789,455
Trinity Industries, Inc.	42,088	1,576,617
Valmont Industries, Inc.	5,198	862,088
WABCO Holdings, Inc.(b)	13,894	1,993,789

Security	Shares	Value
Machinery (continued)
Wabtec Corp.(a)	22,069	$1,797,079
Welbilt, Inc.(b)	28,106	660,772
Xylem, Inc.	45,646	3,113,057

		132,243,498
Marine — 0.0%
Kirby Corp.(b)	12,621	843,016

Media — 2.8%
AMC Networks, Inc., Class A(a)(b)	12,619	682,436
Cable One, Inc.(a)	1,355	953,039
CBS Corp., Class B	86,387	5,096,833
Charter Communications, Inc., Class A(b)	48,288	16,222,836
Cinemark Holdings, Inc.(a)	30,463	1,060,722
Comcast Corp., Class A	1,213,016	48,581,251
Discovery Communications, Inc., Class A(a)(b)	34,803	778,891
Discovery Communications, Inc., Class C(b)	53,883	1,140,703
DISH Network Corp., Class A(b)	56,221	2,684,553
IHS Markit Ltd.(b)	100,340	4,530,351
Interpublic Group of Cos., Inc.	105,239	2,121,618
John Wiley & Sons, Inc., Class A	10,711	704,248
Liberty Broadband Corp., Class A(b)	6,491	552,060
Liberty Broadband Corp., Class C(b)	28,450	2,422,802
Liberty Media Corp-Liberty Formula One, Class A(a)(b)	5,680	185,850
Liberty Media Corp-Liberty Formula One, Class C(b)	46,139	1,576,108
Liberty Media Corp. — Liberty SiriusXM, Class A(b)	22,114	877,041
Liberty Media Corp. — Liberty SiriusXM, Class C(b)	46,024	1,825,312
Lions Gate Entertainment Corp., Class A(b)	10,822	365,892
Lions Gate Entertainment Corp., Class B(b)	25,931	823,050
Live Nation Entertainment, Inc.(b)	36,917	1,571,557
Madison Square Garden Co., Class A(b)	4,768	1,005,333
News Corp., Class A	107,674	1,745,396
News Corp., Class B	27,883	462,858
Omnicom Group, Inc.(a)	61,753	4,497,471
Regal Entertainment Group, Class A(a)	25,893	595,798
Scripps Networks Interactive, Inc., Class A	23,440	2,001,307
Sirius XM Holdings, Inc.(a)	355,894	1,907,592
TEGNA, Inc.(a)	63,905	899,782
Time Warner, Inc.	203,550	18,618,718
Tribune Media Co., Class A	23,109	981,439
Twenty-First Century Fox, Inc., Class A	267,094	9,222,756
Twenty-First Century Fox, Inc., Class B	120,269	4,103,578
Viacom, Inc., Class A(a)	1,857	64,809
Viacom, Inc., Class B	89,389	2,754,075
Walt Disney Co.	403,648	43,396,089

		187,014,154
Metals & Mining — 0.4%
Alcoa Corp.(b)	47,054	2,534,799
Freeport-McMoRan, Inc.(b)	358,499	6,797,122
Newmont Mining Corp.	140,429	5,268,896
Nucor Corp.	82,204	5,226,530
Reliance Steel & Aluminum Co.	18,443	1,582,225
Royal Gold, Inc.(a)	18,302	1,502,960
Southern Copper Corp.(a)	21,394	1,015,145
Steel Dynamics, Inc.	59,213	2,553,857
Tahoe Resources, Inc.	67,202	321,898
United States Steel Corp.(a)	47,813	1,682,540

		28,485,972
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Two Harbors Investment Corp.	42,402	689,440

Multi-Utilities — 1.0%
Alliant Energy Corp.	61,312	2,612,504
Ameren Corp.	64,305	3,793,352
CenterPoint Energy, Inc.	109,898	3,116,707

24	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Multi-Utilities (continued)
CMS Energy Corp.	74,383	$3,518,316
Consolidated Edison, Inc.(a)	78,927	6,704,849
Dominion Energy, Inc.	165,496	13,415,025
DTE Energy Co.	46,008	5,036,036
MDU Resources Group, Inc.	48,438	1,302,013
NiSource, Inc.	91,673	2,353,246
PG&E Corp.	135,228	6,062,271
Public Service Enterprise Group, Inc.	130,354	6,713,231
SCANA Corp.	31,929	1,270,136
Sempra Energy	64,905	6,939,642
Vectren Corp.	20,314	1,320,816
WEC Energy Group, Inc.	81,425	5,409,063

		69,567,207
Multiline Retail — 0.5%
Burlington Stores, Inc.(b)	18,002	2,214,786
Dollar General Corp.	73,650	6,850,187
Dollar Tree, Inc.(b)	59,248	6,357,903
Kohl’s Corp.(a)	43,248	2,345,339
Macy’s, Inc.(a)	77,743	1,958,346
Nordstrom, Inc.	32,839	1,555,912
Target Corp.	147,239	9,607,279

		30,889,752
Oil, Gas & Consumable Fuels — 5.1%
Anadarko Petroleum Corp.	143,261	7,684,520
Andeavor	41,443	4,738,593
Antero Resources Corp.(a)(b)	67,293	1,278,567
Apache Corp.(a)	99,249	4,190,293
Cabot Oil & Gas Corp.	117,223	3,352,578
Centennial Resource Development, Inc., Class A(a)(b)	34,966	692,327
Cheniere Energy, Inc.(b)	52,606	2,832,307
Chesapeake Energy Corp.(b)	207,817	822,955
Chevron Corp.	493,981	61,841,481
Cimarex Energy Co.	25,035	3,054,520
CNX Resources Corp.(b)	55,051	805,396
Concho Resources, Inc.(b)	39,494	5,932,789
ConocoPhillips	314,926	17,286,288
CONSOL Energy, Inc.(b)	6,881	271,868
Continental Resources, Inc.(a)(b)	22,437	1,188,488
Devon Energy Corp.	145,391	6,019,187
Diamondback Energy, Inc.(a)(b)	24,970	3,152,463
Energen Corp.(b)	24,990	1,438,674
EOG Resources, Inc.	151,002	16,294,626
EQT Corp.	60,586	3,448,555
Extraction Oil & Gas, Inc.(a)(b)	27,626	395,328
Exxon Mobil Corp.	1,107,059	92,594,331
Gulfport Energy Corp.(b)	34,549	440,845
Hess Corp.(a)	72,108	3,422,967
HollyFrontier Corp.(a)	45,097	2,309,868
Kinder Morgan, Inc.	519,586	9,388,901
Kosmos Energy Ltd.(a)(b)	58,687	402,006
Laredo Petroleum, Inc.(a)(b)	43,199	458,341
Marathon Oil Corp.	218,854	3,705,198
Marathon Petroleum Corp.	126,724	8,361,250
Murphy Oil Corp.(a)	39,905	1,239,050
Murphy USA, Inc.(b)	7,854	631,148
Newfield Exploration Co.(a)(b)	59,184	1,866,072
Noble Energy, Inc.	122,681	3,574,924
Occidental Petroleum Corp.	200,885	14,797,189
ONEOK, Inc.	96,231	5,143,547
Parsley Energy, Inc., Class A(b)	59,464	1,750,620
PBF Energy, Inc., Class A	30,271	1,073,107
Phillips 66(a)	114,022	11,533,325
Pioneer Natural Resources Co.	43,596	7,535,569

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
QEP Resources, Inc.(b)	50,670	$484,912
Range Resources Corp.	67,427	1,150,305
RSP Permian, Inc.(b)	39,177	1,593,720
SM Energy Co.(a)	29,218	645,134
Southwestern Energy Co.(b)	119,742	668,160
Targa Resources Corp.(a)	53,998	2,614,583
Valero Energy Corp.	113,825	10,461,656
Whiting Petroleum Corp.(a)(b)	20,664	547,183
Williams Cos., Inc.	213,897	6,521,720
World Fuel Services Corp.	17,958	505,338
WPX Energy, Inc.(a)(b)	101,919	1,434,000

		343,576,772
Paper & Forest Products — 0.1%
Domtar Corp.(a)	14,526	719,328
International Paper Co.	105,996	6,141,350

		6,860,678
Personal Products — 0.2%
Coty, Inc., Class A(a)	120,378	2,394,298
Edgewell Personal Care Co.(a)(b)	14,166	841,319
Estee Lauder Cos., Inc., Class A	56,133	7,142,363
Herbalife Ltd.(a)(b)	15,778	1,068,486
Nu Skin Enterprises, Inc., Class A(a)	11,878	810,436

		12,256,902
Pharmaceuticals — 4.1%
Akorn, Inc.(b)	20,492	660,457
Allergan PLC	88,597	14,492,697
Bristol-Myers Squibb Co.	431,385	26,435,273
Eli Lilly & Co.	255,926	21,615,510
Endo International PLC(b)	50,802	393,716
Johnson & Johnson	704,461	98,427,291
Mallinckrodt PLC(a)(b)	22,748	513,195
Merck & Co., Inc.	717,864	40,394,151
Mylan NV(b)	136,687	5,783,227
Perrigo Co. PLC	34,205	2,981,308
Pfizer, Inc.	1,545,876	55,991,592
Zoetis, Inc.	129,803	9,351,008

		277,039,425
Professional Services — 0.3%
Dun & Bradstreet Corp.	10,530	1,246,857
Equifax, Inc.	31,764	3,745,611
ManpowerGroup, Inc.(a)	18,174	2,291,923
Nielsen Holdings PLC(a)	91,007	3,312,619
Robert Half International, Inc.(a)	33,804	1,877,474
TransUnion(b)	39,721	2,183,066
Verisk Analytics, Inc.(b)	40,021	3,842,016

		18,499,566
Real Estate Investment Trusts (REITs) — 3.5%
AGNC Investment Corp.	111,988	2,261,038
Alexandria Real Estate Equities, Inc.	24,108	3,148,264
American Campus Communities, Inc.	34,045	1,396,866
American Homes 4 Rent, Class A	61,045	1,333,223
American Tower Corp.	110,765	15,802,843
Annaly Capital Management, Inc.	288,527	3,430,574
Apartment Investment & Management Co., Class A	46,072	2,013,807
Apple Hospitality REIT, Inc.	54,785	1,074,334
AvalonBay Communities, Inc.	36,747	6,556,032
Boston Properties, Inc.	40,281	5,237,738
Brandywine Realty Trust	44,452	808,582
Brixmor Property Group, Inc.	78,110	1,457,533
Camden Property Trust	23,126	2,128,980
Chimera Investment Corp.	47,667	880,886
Colony NorthStar, Inc., Class A	139,582	1,592,631

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (continued) December 31, 2017	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Columbia Property Trust, Inc.	26,650	$611,617
CoreCivic, Inc.	27,600	621,000
Coresite Realty Corp.	9,660	1,100,274
Corporate Office Properties Trust	22,548	658,402
Crown Castle International Corp.	105,631	11,726,097
CubeSmart	46,339	1,340,124
CyrusOne, Inc.	25,983	1,546,768
DCT Industrial Trust, Inc.	23,415	1,376,334
DDR Corp.	71,025	636,384
Digital Realty Trust, Inc.	54,259	6,180,100
Douglas Emmett, Inc.	49,053	2,014,116
Duke Realty Corp.	98,778	2,687,749
Empire State Realty Trust, Inc., Class A	29,234	600,174
EPR Properties	21,248	1,390,894
Equinix, Inc.	20,515	9,297,808
Equity Commonwealth(b)	29,012	885,156
Equity Lifestyle Properties, Inc.	20,702	1,842,892
Equity Residential	92,042	5,869,518
Essex Property Trust, Inc.	17,521	4,229,044
Extra Space Storage, Inc.(a)	30,984	2,709,551
Federal Realty Investment Trust	18,313	2,432,149
Forest City Realty Trust, Inc., Class A	64,126	1,545,437
Gaming and Leisure Properties, Inc.	49,970	1,848,890
GGP, Inc.	156,925	3,670,476
HCP, Inc.	120,970	3,154,898
Healthcare Trust of America, Inc., Class A(a)	50,516	1,517,501
Highwoods Properties, Inc.	25,878	1,317,449
Hospitality Properties Trust	28,788	859,322
Host Hotels & Resorts, Inc.	188,093	3,733,646
Hudson Pacific Properties, Inc.	40,207	1,377,090
Invitation Homes, Inc.	74,928	1,766,053
JBG Smith Properties(a)	21,515	747,216
Kilroy Realty Corp.	24,838	1,854,157
Kimco Realty Corp.	105,129	1,908,091
Lamar Advertising Co., Class A(a)	21,082	1,565,128
Liberty Property Trust	37,437	1,610,165
Life Storage, Inc.(a)	11,788	1,049,957
Macerich Co.	34,436	2,261,756
Medical Properties Trust, Inc.	107,255	1,477,974
MFA Financial, Inc.	92,193	730,169
Mid-America Apartment Communities, Inc.	29,021	2,918,352
National Retail Properties, Inc.(a)	43,058	1,857,091
New Residential Investment Corp.	83,096	1,485,756
Omega Healthcare Investors, Inc.(a)	54,636	1,504,675
Outfront Media, Inc.	33,798	784,114
Paramount Group, Inc.	45,552	721,999
Park Hotels & Resorts, Inc.	37,010	1,064,037
Piedmont Office Realty Trust, Inc., Class A	34,382	674,231
Prologis, Inc.	139,912	9,025,723
Public Storage	39,003	8,151,627
Rayonier, Inc.	30,974	979,708
Realty Income Corp.	77,195	4,401,659
Regency Centers Corp.	37,960	2,626,073
Retail Properties of America, Inc., Class A	54,414	731,324
Senior Housing Properties Trust	54,047	1,035,000
Simon Property Group, Inc.	82,282	14,131,111
SL Green Realty Corp.	24,555	2,478,336
Spirit Realty Capital, Inc.	110,214	945,636
Starwood Property Trust, Inc.	64,888	1,385,359
STORE Capital Corp.	47,927	1,248,019
Sun Communities, Inc.	20,576	1,909,041
Tanger Factory Outlet Centers, Inc.(a)	23,323	618,293
Taubman Centers, Inc.	16,761	1,096,672
UDR, Inc.	71,424	2,751,252

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Uniti Group, Inc.(a)	38,006	$676,127
Ventas, Inc.	92,479	5,549,665
VEREIT, Inc.	248,702	1,937,381
Vornado Realty Trust	46,960	3,671,333
Weingarten Realty Investors	28,176	926,145
Welltower, Inc.	98,017	6,250,544
Weyerhaeuser Co.	199,164	7,022,523
WP Carey, Inc.	26,855	1,850,309

		235,283,972
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(b)	75,668	3,277,138
Howard Hughes Corp.(b)	8,473	1,112,251
Jones Lang LaSalle, Inc.	11,623	1,731,013
Realogy Holdings Corp.(a)	31,158	825,687

		6,946,089
Road & Rail — 0.9%
AMERCO	1,201	453,870
CSX Corp.	221,441	12,181,415
Genesee & Wyoming, Inc., Class A(b)	15,408	1,213,072
JB Hunt Transport Services, Inc.	22,291	2,563,019
Kansas City Southern	28,070	2,953,525
Landstar System, Inc.	10,433	1,086,075
Norfolk Southern Corp.	76,098	11,026,600
Old Dominion Freight Line, Inc.	15,753	2,072,307
Ryder System, Inc.	16,051	1,351,013
Union Pacific Corp.	206,092	27,636,937

		62,537,833
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.(a)(b)	216,469	2,225,301
Analog Devices, Inc.	95,900	8,537,977
Applied Materials, Inc.	279,605	14,293,408
Broadcom Ltd.	105,652	27,141,999
Cavium, Inc.(b)	18,162	1,522,520
Cypress Semiconductor Corp.(a)	95,272	1,451,945
First Solar, Inc.(b)	22,355	1,509,410
Intel Corp.	1,231,682	56,854,395
KLA-Tencor Corp.	41,406	4,350,528
Lam Research Corp.	42,434	7,810,826
Marvell Technology Group Ltd.	102,564	2,202,049
Maxim Integrated Products, Inc.	71,605	3,743,509
Microchip Technology, Inc.(a)	60,540	5,320,255
Micron Technology, Inc.(b)	285,735	11,749,423
Microsemi Corp.(b)	29,680	1,532,972
NVIDIA Corp.(a)	148,588	28,751,778
NXP Semiconductors NV(b)	90,096	10,549,341
ON Semiconductor Corp.(b)	106,198	2,223,786
Qorvo, Inc.(b)	32,583	2,170,028
QUALCOMM, Inc.	386,663	24,754,101
Skyworks Solutions, Inc.	48,748	4,628,623
Teradyne, Inc.	52,402	2,194,072
Texas Instruments, Inc.	259,238	27,074,817
Xilinx, Inc.	63,806	4,301,801

		256,894,864
Software — 5.2%
Activision Blizzard, Inc.	193,806	12,271,796
Adobe Systems, Inc.(b)	129,197	22,640,482
ANSYS, Inc.(b)	22,401	3,306,164
Atlassian Corp. PLC, Class A(b)	24,643	1,121,749
Autodesk, Inc.(b)	54,991	5,764,707
CA, Inc.	83,595	2,782,042
Cadence Design Systems, Inc.(b)	72,186	3,018,819
CDK Global, Inc.	32,461	2,313,820

26	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Citrix Systems, Inc.(b)	40,227	$3,539,976
Dell Technologies, Inc., Class V(b)	53,758	4,369,450
Electronic Arts, Inc.(b)	77,323	8,123,554
FireEye, Inc.(a)(b)	40,267	571,791
Fortinet, Inc.(b)	37,450	1,636,191
Guidewire Software, Inc.(a)(b)	18,517	1,375,072
Intuit, Inc.	63,688	10,048,693
Manhattan Associates, Inc.(b)	17,494	866,653
Microsoft Corp.	1,959,796	167,640,864
Nuance Communications, Inc.(b)	82,331	1,346,112
Oracle Corp.	762,445	36,048,352
PTC, Inc.(b)	29,190	1,773,876
Red Hat, Inc.(b)	45,601	5,476,680
salesforce.com, Inc.(a)(b)	177,774	18,173,836
ServiceNow, Inc.(b)	45,272	5,903,016
Splunk, Inc.(b)	35,035	2,902,299
SS&C Technologies Holdings, Inc.	43,813	1,773,550
Symantec Corp.(a)	156,784	4,399,359
Synopsys, Inc.(b)	38,465	3,278,757
Tableau Software, Inc., Class A(a)(b)	17,951	1,242,209
Take-Two Interactive Software, Inc.(b)	29,412	3,228,849
Tyler Technologies, Inc.(b)	9,630	1,704,992
Ultimate Software Group, Inc.(a)(b)	8,012	1,748,459
VMware, Inc., Class A(a)(b)	19,075	2,390,479
Workday, Inc., Class A(a)(b)	34,485	3,508,504
Zynga, Inc., Class A(b)	173,914	695,656

		346,986,808
Specialty Retail — 2.1%
Advance Auto Parts, Inc.	18,823	1,876,465
AutoNation, Inc.(b)	16,519	847,920
AutoZone, Inc.(b)	7,032	5,002,354
Bed Bath & Beyond, Inc.(a)	31,764	698,490
Best Buy Co., Inc.(a)	66,482	4,552,023
CarMax, Inc.(a)(b)	46,537	2,984,418
Dick’s Sporting Goods, Inc.(a)	20,478	588,538
Floor & Decor Holdings, Inc., Class A(a)(b)	4,268	207,766
Foot Locker, Inc.	31,442	1,474,001
GameStop Corp., Class A(a)	24,750	444,262
Gap, Inc.(a)	60,463	2,059,370
Home Depot, Inc.	309,984	58,751,078
L Brands, Inc.(a)	61,073	3,677,816
Lowe’s Cos., Inc.	221,149	20,553,588
Michaels Cos., Inc.(b)	26,557	642,414
O’Reilly Automotive, Inc.(a)(b)	22,019	5,296,450
Penske Automotive Group, Inc.(a)	8,346	399,356
Ross Stores, Inc.	98,987	7,943,707
Sally Beauty Holdings, Inc.(b)	30,613	574,300
Signet Jewelers Ltd.	16,563	936,638
Tiffany & Co.	27,681	2,877,440
TJX Cos., Inc.	165,483	12,652,830
Tractor Supply Co.(a)	33,222	2,483,344
Ulta Salon Cosmetics & Fragrance, Inc.(b)	14,888	3,329,850
Urban Outfitters, Inc.(a)(b)	19,757	692,680
Williams-Sonoma, Inc.(a)	20,481	1,058,868

		142,605,966
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	1,343,686	227,391,812
Hewlett Packard Enterprise Co.	427,660	6,141,198
HP, Inc.	437,112	9,183,702
NCR Corp.(b)	31,340	1,065,247
NetApp, Inc.	70,003	3,872,566
Western Digital Corp.	78,186	6,218,133
Xerox Corp.	58,423	1,703,030

		255,575,688

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.(a)	11,436	$1,343,616
Hanesbrands, Inc.(a)	101,662	2,125,752
lululemon athletica, Inc.(a)(b)	26,330	2,069,275
Michael Kors Holdings Ltd.(b)	36,571	2,302,144
NIKE, Inc., Class B	341,733	21,375,337
PVH Corp.	20,837	2,859,045
Ralph Lauren Corp.(a)	13,349	1,384,158
Skechers U.S.A., Inc., Class A(b)	36,809	1,392,852
Tapestry, Inc.	73,198	3,237,547
Under Armour, Inc., Class A(a)(b)	40,507	584,516
Under Armour, Inc., Class C(a)(b)	45,574	607,046
VF Corp.	83,986	6,214,964

		45,496,252
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.(a)	121,063	1,576,227
People’s United Financial, Inc.(a)	102,591	1,918,452
TFS Financial Corp.	15,276	228,223

		3,722,902
Tobacco — 1.2%
Altria Group, Inc.(a)	498,218	35,577,676
Philip Morris International, Inc.	405,691	42,861,254

		78,438,930
Trading Companies & Distributors — 0.3%
Air Lease Corp.(a)	24,084	1,158,200
Fastenal Co.(a)	76,536	4,185,699
HD Supply Holdings, Inc.(b)	50,050	2,003,501
MSC Industrial Direct Co., Inc., Class A	12,326	1,191,431
United Rentals, Inc.(b)	21,744	3,738,011
Univar, Inc.(b)	23,770	735,919
W.W. Grainger, Inc.(a)	13,237	3,127,241
Watsco, Inc.(a)	8,490	1,443,640
WESCO International, Inc.(b)	11,838	806,760

		18,390,402
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	21,786	1,398,597

Water Utilities — 0.1%
American Water Works Co., Inc.(a)	47,564	4,351,539
Aqua America, Inc.(a)	43,144	1,692,539

		6,044,078
Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	144,595	851,659
T-Mobile U.S., Inc.(b)	76,513	4,859,341
Telephone & Data Systems, Inc.	24,679	686,076
United States Cellular Corp.(b)	2,304	86,699

		6,483,775

Total Common Stocks — 99.0% (Cost — $5,261,377,165)		6,628,300,059

Investment Companies — 0.6%

United States — 0.6%
iShares Russell 1000 ETF(a)(f)	263,469	39,154,128

Total Long-Term Investments — 99.6% (Cost — $5,298,346,724)		6,667,454,187

Short-Term Securities — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.53%(c)(d)(e)	446,113,767	446,158,379

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (continued) December 31, 2017	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.21%(c)(e)	85,375,486	$85,375,486

Total Short-Term Securities — 8.0% (Cost — $531,514,031)		531,533,865

Total Investments — 107.6% (Cost — $5,829,860,755)		7,198,988,052
Liabilities in Excess of Other Assets — (7.6)%		(501,967,974)

Net Assets — 100.0%		$6,697,020,078

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/2016	Shares Purchased		Shares Sold		Shares Held at 12/31/2017	Value at 12/31/2017	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	22,394	10,486		(370)		32,510	$16,700,712	$287,835		$—	$4,046,662
BlackRock Cash Funds: Institutional, SL Agency Shares	368,761,779	77,351,988	(c)	—		446,113,767	446,158,379	1,294,151	(b)	(68,057)	(21,371)
BlackRock Cash Funds: Treasury, SL Agency Shares	99,224,550	—		(13,849,064	)(d)	85,375,486	85,375,486	615,237		—	—
PNC Financial Services Group, Inc.	89,475	38,514		(2,369)		125,620	18,125,710	286,752		(8,750)	3,167,252
iShares Russell 1000 ETF	—	3,597,192		(3,333,723)		263,469	39,154,128	375,460		3,016,272	2,184,569

							$605,514,415	$2,859,435		$2,939,465	$9,377,112

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	Represents net shares purchased.
(d)	Represents net shares sold.

Portfolio Abbreviations

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	199	03/16/18	$26,626	$(117,621)
S&P MidCap 400 E-Mini Index	12	03/16/18	2,283	(766)

				$(118,387)

28	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Large Cap Index Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$118,387	$—	$—	$—	$118,387

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the year ended December 31, 2017, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$12,629,126	$—	$—	$—	$12,629,126

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$509,385	$—	$—	$—	$509,385

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$38,232,704

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$6,628,300,059	$—	$—	$6,628,300,059
Investment Companies	39,154,128	—	—	39,154,128
Short-Term Securities	531,533,865	—	—	531,533,865

	$7,198,988,052	$—	$—	$7,198,988,052

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(118,387)	$—	$—	$(118,387)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	29

Statement of Assets and Liabilities

December 31, 2017

Large Cap Index Master Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $433,845,897) (cost — $5,237,401,146)	$6,593,473,637
Investments at value — affiliated (cost — $592,459,609)	605,514,415
Cash pledged for futures contracts	3,091,100
Receivables:
Investments sold	32,917,303
Dividends — unaffiliated	6,917,209
Dividends — affiliated	71,209
Securities lending income — affiliated	110,602
Contributions from Investors	696,753
Prepaid expenses	15,436

Total assets	7,242,807,664

LIABILITIES
Cash collateral on securities loaned at value	446,195,131
Payables:
Investments purchased	8,056,550
Investment advisory fees	155,751
Trustees’ fees	31,245
Variation margin on futures contracts	337,872
Withdrawals to Investors	90,872,561
Other accrued expenses	138,476

Total liabilities	545,787,586

NET ASSETS	$6,697,020,078

NET ASSETS CONSIST OF
Investors’ capital	$5,328,011,168
Net unrealized appreciation (depreciation)	1,369,008,910

NET ASSETS	$6,697,020,078

See notes to financial statements.

30	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

Year Ended December 31, 2017

Large Cap Index Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$104,614,219
Dividends — affiliated	1,565,284
Securities lending income — affiliated — net	1,294,151
Foreign taxes withheld	(10,746)

Total investment income	107,462,908

EXPENSES
Investment advisory	1,650,271
Accounting services	154,001
Trustees	120,969
Printing	13,126
Professional	45,691
Miscellaneous	31,352

Total expenses	2,015,410
Less fees waived by the Manager	(64,443)

Total expenses after fees waived	1,950,967

Net investment income	105,511,941

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(408,578)
Investments — affiliated	2,939,465
Futures contracts	12,629,126

15,160,013

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	947,032,125
Investments — affiliated	9,377,112
Futures contracts	509,385

956,918,622

Net realized and unrealized gain	972,078,635

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,077,590,576

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets

	Large Cap Index Master Portfolio
	Year Ended December 31,
	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$105,511,941	$67,791,433
Net realized gain (loss)	15,160,013	(22,799,924)
Net change in unrealized appreciation (depreciation)	956,918,622	358,618,323

Net increase in net assets resulting from operations	1,077,590,576	403,609,832

CAPITAL TRANSACTIONS
Proceeds from contributions	2,300,730,935	1,796,884,222
Value of withdrawals	(648,857,995)	(775,566,022)

Net increase in net assets derived from capital transactions	1,651,872,940	1,021,318,200

NET ASSETS
Total increase in net assets	2,729,463,516	1,424,928,032
Beginning of year	3,967,556,562	2,542,628,530

End of year	$6,697,020,078	$3,967,556,562

Financial Highlights

(For a share outstanding throughout each period)

	Large Cap Index Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	21.65%	11.97%	0.92%	13.27%	32.88%

Ratios to Average Net Assets
Total expenses	0.04%	0.04%	0.05%	0.06%	0.08	%(a)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.04%	0.04%	0.04%	0.06%	0.08	%(a)

Net investment income	1.92%	2.11%	1.93%	1.92%	1.96	%(a)

Supplemental Data
Net assets, end of year (000)	$6,697,020	$3,967,557	$2,542,629	$2,773,398	$1,132,872

Portfolio turnover rate	12%	13%	6%	6%	14%

(a)	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the year ended December 31, 2013.

See notes to financial statements.

32	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements	Large Cap Index Master Portfolio

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Large Cap Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”)] (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (continued)	Large Cap Index Master Portfolio

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Barclays Capital, Inc.	$5,575,904	$(5,575,904)	$—
BNP Paribas S.A.	36,835,913	(36,835,913)	—
Credit Suisse Securities (USA) LLC	9,764,310	(9,764,310)	—
Deutsche Bank Securities, Inc.	9,172,148	(9,172,148)	—
Goldman Sachs & Co.	50,405,525	(50,405,525)	—
HSBC Bank PLC	5,043,391	(5,043,391)	—
Jefferies LLC	4,143,312	(4,143,312)	—
JP Morgan Securities LLC	77,791,306	(77,791,306)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	85,068,328	(85,068,328)	—

34	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	Large Cap Index Master Portfolio

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Morgan Stanley	$52,480,644	$(52,480,644)	$—
Nomura Securities International, Inc.	431,861	(431,861)	—
SG Americas Securities LLC	698,677	(698,677)	—
Scotia Capital (USA), Inc.	45,947,291	(45,947,291)	—
State Street Bank and Trust Co.	38,473,108	(38,473,108)	—
UBS Securities LLC	12,014,179	(12,014,179)	—

	$433,845,897	$(433,845,897)	$—

(a)	Cash collateral with a value of $446,195,131 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.

BlackRock Advisors, LLC (“BAL”) is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Waivers: With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived by the Manager in the Statement of Operations. For the year ended December 31, 2017, the amount waived was $54,847.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of MIP, as defined in the 1940 act, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the year ended December 31, 2017, the amount waived was $9,596.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (continued)	Large Cap Index Master Portfolio

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending – affiliated – net in the Statement of Operations. For the year ended December 31, 2017, the Master Portfolio paid BTC $477,292 in total for securities lending agent services and collateral investment fees.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the Master Portfolio did not participate in the Interfund Lending Program.

Officers and Trustees: Certain trustees and/or officers of MIP are trustees and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2017, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain (Loss)
$174,631,035	$32,266,730	$(9,413,024)

7.	PURCHASES AND SALES

For the year ended December 31, 2017, purchases and sales of investments excluding short-term securities, were $2,535,811,764 and $674,346,226, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolios. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

36	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	Large Cap Index Master Portfolio

As of December 31, 2017, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$5,882,107,640

Gross unrealized appreciation	$1,497,600,000
Gross unrealized depreciation	(180,719,588)

Net unrealized appreciation	$1,316,880,412

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2017, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	37

Report of Independent Registered Public Accounting Firm	Large Cap Index Master Portfolio

To the Board of Trustees of

Master Investment Portfolio and the Investors of Large Cap Index Master Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Large Cap Index Master Portfolio (one of the series constituting Master Investment Portfolio, referred to hereafter as the “Master Portfolio”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Master Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

38	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Rodney D. Johnson 1941	Chair of the Board and Trustee (Since 2009)	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 144 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 144 Portfolios	None
Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 144 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 144 Portfolios	None
Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 144 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee (Since 2009)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 144 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee (Since 2009)	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 144 Portfolios	None
Mark Stalnecker 1951	Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 144 Portfolios	None

TRUSTEE AND OFFICER INFORMATION	39

Trustee and Officer Information  (continued)

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 144 Portfolios	None
Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 144 Portfolios	None
Frederick W. Winter 1945	Trustee (Since 2009)	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 144 Portfolios	None

Interested Trustees (d)
Barbara G. Novick 1960	Trustee (Since 2015)	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 218 Portfolios	None
John M. Perlowski 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	127 RICs consisting of 316 Portfolios	None
(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

(b) Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c) In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. (“BlackRock”) in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or is affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

(d) Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock and its affiliates. Ms. Novick and Mr. Perlowski are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Ms. Novick is a board member of the BlackRock Closed-End Complex and Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

40	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer (Since 2015)	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
(b) Officers of the Trust/MIP serve at the pleasure of the Board.

Further information about the Trust’s/MIP’s Trustees and Officers is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective February 22, 2018, Barbara G. Novick resigned, and Robert Fairbairn was appointed, as an Interested Trustee of the Trust/MIP.

Investment Adviser	Distributor
BlackRock Fund Advisors	BlackRock Investments, LLC
San Francisco, CA 94105	New York, NY 10022

Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	PricewaterhouseCoopers LLP
Wilmington, DE 19809	Philadelphia, PA 19103

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02111	New York, NY 10019

Transfer Agent	Address of the Trust/MIP
BNY Mellon Investment Servicing (US) Inc.	400 Howard Street
Wilmington, DE 19809	San Francisco, CA 94105

TRUSTEE AND OFFICER INFORMATION	41

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

42	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	43

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LCI-12/17-AR

DECEMBER 31, 2017

ANNUAL REPORT

BlackRock Funds III

➢	iShares S&P 500 Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended December 31, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. The equity market advanced, month after month, despite geopolitical uncertainty and relatively high valuations, while bond returns were constrained by higher interest rates.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, longer-term U.S. Treasuries posted modest returns, as rising energy prices, modest wage increases, and steady job growth led to expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries throughout the world experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing short-term interest rates three times and setting expectations for additional interest rate increases. The Fed also began reducing the vast balance sheet reserves that had accumulated in the wake of the financial crisis. In October 2017, the Fed reduced its $4.5 trillion balance sheet by only $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) both continued to expand their balance sheets despite nascent signs of sustained economic growth. The Eurozone and Japan are both approaching the limits of central banks’ ownership share of national debt, which is a structural pressure point that limits their capacity to deliver additional monetary stimulus. In October 2017, the ECB announced plans to cut the amount of its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus until the inflation rate rises to its target of 2%.

Emerging market growth also stabilized, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

While escalating tensions between the United States and North Korea and our nation’s divided politics are concerning, benign credit conditions, modest inflation, solid corporate earnings, and the positive outlook for growth in the world’s largest economies have kept markets relatively tranquil.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018.

Further fueling optimism, Congress passed a sweeping tax reform bill in December 2017. The U.S. tax overhaul is likely to accentuate the reflationary themes already in place, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	11.42%	21.83%
U.S. small cap equities (Russell 2000® Index)	9.20	14.65
International equities (MSCI Europe, Australasia, Far East Index)	9.86	25.03
Emerging market equities (MSCI Emerging Markets Index)	15.92	37.28
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.55	0.86
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(0.01)	2.07
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.24	3.54
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.64	4.95
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.46	7.50
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of December 31, 2017	iShares S&P 500 Index Fund

Investment Objective

iShares S&P 500 Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor’s (“S&P”) 500® Index.

On February 24, 2017, the Board approved a proposal to change the name of BlackRock S&P 500 Index Fund to iShares S&P 500 Index Fund, which was effective on June 19, 2017.

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended December 31, 2017, the Fund’s Institutional Shares returned 21.68%, Service Shares returned 21.54%, Investor A Shares returned 21.38%, Investor C1 Shares returned 20.51% and Class K Shares returned 21.77%. The benchmark S&P 500® Index returned 21.83% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

The reflation trade in the United States continued to gain steam in the first quarter of the year. Macro data highlighted continued economic growth and a strengthening labor market, which supported the U.S. Federal Reserve’s (the “Fed”) decision to increase the federal funds rate by 25 basis points (0.25%) in March, marking the second rate hike in the past six months. The Fed’s summary of economic projections indicated that they will maintain a gradual pace of tightening should current economic trends continue.

Expectations of the new administration’s policies also boosted market sentiment, sending several U.S. equity indices to record highs. The inauguration of President Trump in late January stoked risk-on appetite, as pledges of tax relief and increased fiscal spending were supportive of cyclical stocks. However, the final weeks of the first quarter saw some profit taking as investor optimism waned after the failed attempt to repeal the Affordable Care Act called into question whether the new administration will be able to push through further reforms in 2017. Despite these setbacks, U.S. equities in the first quarter finished strong and the 10-year Treasury yield added 31 basis points in the quarter.

In the second quarter of 2017, political risk was a headwind to U.S. equities. President Trump’s firing of FBI Director James Comey on May 9 and the subsequent developments regarding the investigation of pre-election correspondence between Trump administration members and Russian officials was an enduring source of negative market sentiment. The largest single day fall of the S&P 500® in the quarter came in the wake of the House Oversight Committee’s request for all documents from the meetings between President Trump and Comey on May 17.

Although the Fed continued their monetary policy normalization, the yield on the 10-year U.S. Treasury compressed by nine basis points to 2.31% in the second quarter. The Fed increased the federal funds rate by 25 basis points at the June meeting, to between 1% and 1.25%, citing strength in the labor market and business spending, despite relatively weak inflation trends throughout the quarter.

Investors focused on sustained corporate earnings expansion, a subdued interest rate environment, and a healthy economic backdrop over threats from an increasingly hostile North Korea and a damaging hurricane season in the third quarter. This backdrop pushed volatility to the lowest levels in recorded history, with the Chicago Board Options Exchange Volatility Index averaging a record low of 10.94 in the quarter.

Domestic rates moved modestly higher as investors balanced news on the monetary, fiscal, and geopolitical fronts. In the September Federal Open Market Committee (“FOMC”) announcement, the committee revealed they would keep interest rates unchanged and initiate their balance sheet normalization in October. Additionally, amid short term hurricane related inflationary and economic growth pressures, the FOMC found inflation to remain somewhat below 2% in the near term, but expects it to stabilize around 2% by 2019. Real gross domestic product (“GDP”) growth was revised higher for 2017, from 2.2% to 2.4%. The 10-year U.S. Treasury yield ended the third quarter 2 basis points higher, to 2.33%.

The U.S. economy continued to demonstrate strength throughout the fourth quarter. Unemployment fell to 4.1%, the lowest level since 2000. Additional highlights that helped strengthen investor confidence in the macro picture included that nominal third quarter GDP surged 4.1% year-over-year, real GDP increased 2.3% year-over-year, and broad aggregate S&P 500® earnings growth was 6.6%. This optimism was expressed throughout many soft indicators. For example, both the University of Michigan Consumer Sentiment Survey and the National Federation of Independent Business Small Business Optimism Index reached 13-year highs in the quarter.

The strongest returns in the S&P 500® Index as of December 31 came from information technology (+38.84%). Increases were seen across most sectors, with notable results in materials (+23.84%) and consumer discretionary (+22.97%). In contrast, telecommunication services (-1.25%) and energy (-0.99%) experienced negative returns for the year.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the S&P 500® Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

4	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2017 (continued)	iShares S&P 500 Index Fund

Describe portfolio positioning at period end.

The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming transaction costs and other operating expenses, including administration fees, if any.
(b)	The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests primarily in a diversified portfolio of equity securities of large companies located in the United States.
(c)	An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

Performance Summary for the Period Ended December 31, 2017

		Average Annual Total Returns (d)
		1 Year	5 Years	10 Years
	6-Month Total Returns	w/o sales charge	w/o sales charge	w/o sales charge
Institutional	11.37%	21.68%	15.63%	8.34%
Service	11.30	21.54	15.50	8.21
Investor A	11.22	21.38	15.34	8.07
Investor C1	10.83	20.51	14.52	7.30
Class K	11.41	21.77	15.72	8.42
S&P 500® Index	11.42	21.83	15.79	8.50

(d)	See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During the Period (a)	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,113.70	$0.59	$1,000.00	$1,024.65	$0.56	0.11%
Service	1,000.00	1,113.00	1.22	1,000.00	1,024.05	1.17	0.23
Investor A	1,000.00	1,112.20	1.92	1,000.00	1,023.39	1.84	0.36
Investor C1	1,000.00	1,108.30	5.69	1,000.00	1,019.81	5.45	1.07
Class K	1,000.00	1,114.10	0.21	1,000.00	1,025.00	0.20	0.04

(a)	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

FUND INFORMATION	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to April 11, 2013, Class K Shares were an undesignated share class of the Fund.

Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.15% per year (but no distribution fee) and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Investor C1 Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.75% per year and a service fee of 0.15% per year. These shares are only available for dividend and capital gain reinvestment by existing shareholders and for purchase by certain employer-sponsored retirement plans.

Prior to the inception date of April 10, 2013 for Institutional and Investor A Shares and prior to the inception date of April 19, 2013 for Service and Investor C1 Shares, the performance of the classes is based on the returns of the Class K Shares, adjusted to reflect the estimated annual fund fees and operating expenses of each respective share class of the Fund.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of administration, service and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), the Fund’s administrator, has contractually agreed to waive a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on July 1, 2017 and held through December 31, 2017) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities

December 31, 2017

iShares S&P 500 Index Fund

ASSETS
Investments at value — Master Portfolio (cost — $8,645,440,626)	$12,850,594,766
Receivables:
Capital shares sold	42,099,839
Withdrawals from the Master Portfolio	57,232,156

Total assets	12,949,926,761

LIABILITIES
Payables:
Capital shares redeemed	99,331,995
Service and distribution fees	566,762
Administration fees	367,997
Professional fees	12,443

Total liabilities	100,279,197

NET ASSETS	$12,849,647,564

NET ASSETS CONSIST OF:
Paid-in capital	$8,459,068,815
Distributions in excess of net investment income	(5,673,102)
Accumulated net realized gain allocated from the Master Portfolio	191,097,711
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	4,205,154,140

NET ASSETS	$12,849,647,564

NET ASSET VALUE
Institutional — Based on net assets of $3,596,341,790 and 11,298,167 shares outstanding, unlimited number authorized, no par value	$318.31

Service — Based on net assets of $319,504,467 and 1,003,817 shares outstanding, unlimited number authorized, no par value	$318.29

Investor A — Based on net assets of $2,271,968,773 and 7,139,309 shares outstanding, unlimited number authorized, no par value	$318.23

Investor C1 — Based on net assets of $43,610,967 and 136,822 shares outstanding, unlimited number authorized, no par value	$318.74

Class K — Based on net assets of $6,618,221,567 and 20,787,547 shares outstanding, unlimited number authorized, no par value	$318.37

See notes to financial statements.

FINANCIAL STATEMENTS	7

Statement of Operations

Year Ended December 31, 2017

iShares S&P 500 Index Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$218,793,033
Dividends — affiliated	2,782,053
Securities lending income — affiliated — net	373,139
Foreign taxes withheld	(919,315)
Expenses	(4,784,799)
Fees waived	430,516

Total investment income	216,674,627

FUND EXPENSES
Service and distribution — class specific	6,323,959
Administration — class specific	4,279,124
Professional	11,155
Miscellaneous	4,275

Total expenses	10,618,513
Less fees waived and/or reimbursed by the Administrator	(11,155)

Total expenses after fees waived and/or reimbursed	10,607,358

Net investment income	206,067,269

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain from investments and futures contracts	38,812,032
Net change in unrealized appreciation (depreciation) on:
Investments	1,942,054,674
Futures	2,370,076

Net change in unrealized appreciation (depreciation)	1,944,424,750

Net realized and unrealized gain	1,983,236,782

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,189,304,051

See notes to financial statements.

8	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares S&P 500 Index Fund
	Year Ended December 31,
	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$206,067,269	$142,808,845
Net realized gain	38,812,032	42,126,119
Net change in unrealized appreciation (depreciation)	1,944,424,750	671,210,484

Net increase in net assets resulting from operations	2,189,304,051	856,145,448

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(67,155,426)	(77,612,557)
Service	(5,861,827)	(6,149,740)
Investor A	(33,368,862)	(26,111,994)
Investor C1	(357,479)	(761,711)
Class K	(99,247,426)	(35,292,109)
From net realized gain:
Institutional	(9,670,594)	(16,945,259)
Service	(992,691)	(1,367,207)
Investor A	(6,262,579)	(6,773,546)
Investor C1	(120,116)	(304,927)
Class K	(16,958,803)	(8,150,119)

Decrease in net assets resulting from distributions to shareholders	(239,995,803)	(179,469,169)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,081,527,909	2,089,178,602

NET ASSETS
Total increase in net assets	4,030,836,157	2,765,854,881
Beginning of year	8,818,811,407	6,052,956,526

End of year	$12,849,647,564	$8,818,811,407

Distributions in excess of net investment income, end of year	$(5,673,102)	$(5,749,351)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Institutional
	Year Ended December 31,								Period 04/10/13 (a) to 12/31/13
	2017		2016		2015		2014
Net asset value, beginning of period	$267.04		$244.52		$247.36		$221.97		$190.60

Net investment income(b)	5.42		5.13		4.79		4.28		2.89
Net realized and unrealized gain (loss)	52.02		23.55		(1.71)		25.50		31.21

Net increase from investment operations	57.44		28.68		3.08		29.78		34.10

Distributions:(c)
From net investment income	(5.32)		(5.08)		(4.77)		(4.39)		(2.73)
From net realized gain	(0.85)		(1.08)		(1.15)		—		—

Total distributions	(6.17)		(6.16)		(5.92)		(4.39)		(2.73)

Net asset value, end of period	$318.31		$267.04		$244.52		$247.36		$221.97

Total Return(d)
Based on net asset value	21.68%		11.84%		1.28%		13.53%		18.03	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.11	%(g)	0.11	%(g)	0.11	%(h)	0.14	%(g)	0.23	%(g)(i)

Total expenses after fees waived and/or reimbursed	0.11	%(g)	0.11	%(g)	0.11	%(h)	0.14	%(g)	0.23	%(g)(i)

Net investment income	1.86	%(g)	2.04	%(g)	1.93	%(h)	1.84	%(g)	1.93	%(g)(i)

Supplemental Data
Net assets, end of period (000)	$3,596,342		$4,290,475		$3,247,607		$1,909,077		$1,570,760

Portfolio turnover rate of the Master Portfolio	11%		4%		2%		3%		2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less then 0.01%.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(i)	Annualized.

See notes to financial statements.

10	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Service
	Year Ended December 31,								Period 04/19/13 (a) to 12/31/13
	2017		2016		2015		2014
Net asset value, beginning of period	$267.02		$244.52		$247.35		$221.97		$186.71

Net investment income(b)	5.08		4.80		4.48		3.98		2.59
Net realized and unrealized gain (loss)	52.00		23.56		(1.69)		25.50		35.22

Net increase from investment operations	57.08		28.36		2.79		29.48		37.81

Distributions:(c)
From net investment income	(4.96)		(4.78)		(4.47)		(4.10)		(2.55)
From net realized gain	(0.85)		(1.08)		(1.15)		—		—

Total distributions	(5.81)		(5.86)		(5.62)		(4.10)		(2.55)

Net asset value, end of period	$318.29		$267.02		$244.52		$247.35		$221.97

Total Return(d)
Based on net asset value	21.54%		11.71%		1.16%		13.39%		20.39	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.23	%(g)	0.23	%(g)	0.23	%(h)	0.27	%(g)	0.35	%(g)(i)

Total expenses after fees waived and/or reimbursed	0.23	%(g)	0.23	%(g)	0.23	%(h)	0.27	%(g)	0.35	%(g)(i)

Net investment income	1.74	%(g)	1.91	%(g)	1.81	%(h)	1.71	%(g)	1.81	%(g)(i)

Supplemental Data
Net assets, end of period (000)	$319,504		$332,292		$304,088		$277,856		$252,419

Portfolio turnover rate of the Master Portfolio	11%		4%		2%		3%		2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(i)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Investor A
	Year Ended December 31,								Period 04/10/13 (a) to 12/31/13
	2017		2016		2015		2014
Net asset value, beginning of period	$266.99		$244.52		$247.35		$221.96		$190.60

Net investment income(b)	4.71		4.49		4.16		3.68		2.50
Net realized and unrealized gain (loss)	51.97		23.53		(1.69)		25.51		31.23

Net increase from investment operations	56.68		28.02		2.47		29.19		33.73

Distributions:(c)
From net investment income	(4.59)		(4.47)		(4.15)		(3.80)		(2.37)
From net realized gain	(0.85)		(1.08)		(1.15)		—		—

Total distributions	(5.44)		(5.55)		(5.30)		(3.80)		(2.37)

Net asset value, end of period	$318.23		$266.99		$244.52		$247.35		$221.96

Total Return(d)
Based on net asset value	21.38%		11.56%		1.03%		13.25%		17.82	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.36	%(g)	0.36	%(g)	0.36	%(h)	0.39	%(g)	0.48	%(g)(i)

Total expenses after fees waived and/or reimbursed	0.36	%(g)	0.36	%(g)	0.36	%(h)	0.39	%(g)	0.48	%(g)(i)

Net investment income	1.61	%(g)	1.79	%(g)	1.68	%(h)	1.59	%(g)	1.67	%(g)(i)

Supplemental Data
Net assets, end of period (000)	$2,271,969		$1,774,331		$1,281,538		$1,149,714		$1,046,428

Portfolio turnover rate of the Master Portfolio	11%		4%		2%		3%		2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%..
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(i)	Annualized.

See notes to financial statements.

12	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Investor C1
	Year Ended December 31,								Period 04/19/13 (a) to 12/31/13
	2017		2016		2015		2014
Net asset value, beginning of period	$267.07		$244.59		$247.36		$221.98		$186.71

Net investment income(b)	2.58		2.68		2.36		1.98		1.38
Net realized and unrealized gain (loss)	52.01		23.49		(1.65)		25.48		35.22

Net increase from investment operations	54.59		26.17		0.71		27.46		36.60

Distributions:(c)
From net investment income	(2.07)		(2.61)		(2.33)		(2.08)		(1.33)
From net realized gain	(0.85)		(1.08)		(1.15)		—		—

Total distributions	(2.92)		(3.69)		(3.48)		(2.08)		(1.33)

Net asset value, end of period	$318.74		$267.07		$244.59		$247.36		$221.98

Total Return(d)
Based on net asset value	20.51%		10.76%		0.30%		12.42%		19.68	%(e)

Ratios to Average Net Assets(f)
Total expenses	1.08	%(g)	1.08	%(g)	1.08	%(h)	1.12	%(g)	1.19	%(g)(i)

Total expenses after fees waived and/or reimbursed	1.08	%(g)	1.08	%(g)	1.08	%(h)	1.12	%(g)	1.19	%(g)(i)

Net investment income (loss)	0.89	%(g)	1.07	%(g)	0.95	%(h)	0.85	%(g)	0.97	%(g)(i)

Supplemental Data
Net assets, end of period (000)	$43,611		$74,259		$74,558		$79,476		$77,040

Portfolio turnover rate of the Master Portfolio	11%		4%		2%		3%		2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S.federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(i)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Class K
	Year Ended December 31,
	2017		2016		2015		2014		2013
Net asset value, beginning of year	$267.08		$244.56		$247.39		$221.99		$171.12

Net investment income(a)	5.69		5.32		4.97		4.44		3.91
Net realized and unrealized gain (loss)	51.97		23.53		(1.72)		25.51		50.74

Net increase from investment operations	57.66		28.85		3.25		29.95		54.65

Distributions:(b)
From net investment income	(5.52)		(5.25)		(4.93)		(4.55)		(3.78)
From net realized gain	(0.85)		(1.08)		(1.15)		—		—

Total distributions	(6.37)		(6.33)		(6.08)		(4.55)		(3.78)

Net asset value, end of year	$318.37		$267.08		$244.56		$247.39		$221.99

Total Return(c)
Based on net asset value	21.77%		11.92%		1.35%		13.61%		32.21%

Ratios to Average Net Assets(d)
Total expenses	0.04	%(e)	0.04	%(e)	0.04	%(f)	0.07	%(e)	0.17	%(e)

Total expenses after fees waived and/or reimbursed	0.04	%(e)	0.04	%(e)	0.04	%(f)	0.07	%(e)	0.16	%(e)

Net investment income	1.93	%(e)	2.11	%(e)	2.00	%(f)	1.91	%(e)	1.96	%(e)

Supplemental Data
Net assets, end of year (000)	$6,618,222		$2,347,455		$1,145,165		$923,271		$826,342

Portfolio turnover rate of the Master Portfolio	11%		4%		2%		3%		2%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See notes to financial statements.

14	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. iShares S&P 500 Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified. The Fund seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2017, the percentage of the Master Portfolio owned by the Fund was 93.3%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Service, Investor A and Investor C1 Shares bear expenses related to the shareholder servicing of such shares and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Institutional, Service and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold without a sales charge and are generally available through financial intermediaries. Investor C1 Shares are sold without a sales charge and are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Service Shares	No	No	None
Investor A Shares	No	No	None
Investor C1 Shares	No	No	None
Class K Shares	No	No	None

On February 24, 2017, the Board approved a proposal to change the name of BlackRock S&P 500 Index Fund to iShares S&P 500 Index Fund, which was effective on June 19, 2017.

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements  (continued)

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:

	Institutional	Service	Investor A	Investor C1	Class K
Rate	0.07%	0.04%	0.07%	0.14%	0.00%

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

For the year ended December 31, 2017, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Service	Investor A	Investor C1	Total
$2,579,978	$139,947	$1,481,314	$77,885	$4,279,124

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BAL. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service	Investor A	Investor C1
Service Fee	0.15%	0.25%	0.15%
Distribution Fee	—	—	0.75

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended December 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Service	Investor A	Investor C1	Total
$524,953	$5,300,461	$498,545	$6,323,959

Expense Waivers and Reimbursements: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to the independent expenses through April 30, 2018. For the year ended December 31, 2017, the amount waived and/or reimbursed was $11,155.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1⁄3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the Trust did not participate in the Interfund Lending Program.

Officers and Trustees: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

16	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to capital loss carryover expiring in 2017 were reclassified to the following accounts:

Paid-in capital	$(1,481,308)
Accumulated net realized gain allocated from the Master Portfolio	1,481,308

The tax character of distributions paid was as follows:

	12/31/17	12/31/16
Ordinary income	$205,991,020	$145,928,111
Long-term capital gains	34,004,783	33,541,058

	$239,995,803	$179,469,169

As of December 31, 2017, the tax components of accumulated net earnings (losses) were as follows:

Undistributed ordinary income	$742,981
Undistributed long-term capital gains	13,720,787
Capital loss carryforwards	(29,366,509)
Net unrealized gains (losses)(a)	4,405,481,490

$4,390,578,749

(a)	The differences between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the limiting and recognition of partnership income.

As of December 31, 2017, the Fund had a capital loss carryforward available to offset future realized capital gains through the indicated expiration date as follows:

Expires December 31,
2018	$29,366,509

During the year ended December 31, 2017, the Fund utilized $19,599,313 of its capital loss carryforward.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 12/31/17		Year Ended 12/31/16
	Shares	Amount	Shares	Amount
Institutional
Shares sold	5,227,417	$1,512,598,380	7,834,419	$1,960,467,166
Shares issued in reinvestment of distributions	252,473	74,971,405	360,684	93,003,151
Shares redeemed	(10,248,790)	(2,935,843,671)	(5,409,420)	(1,366,728,062)

Net increase (decrease)	(4,768,900)	$(1,348,273,886)	2,785,683	$686,742,255

Service
Shares sold	406,608	$118,145,620	425,193	$106,502,114
Shares issued in reinvestment of distributions	22,630	6,743,325	28,746	7,401,447
Shares redeemed	(669,880)	(199,134,945)	(453,090)	(113,816,922)

Net increase (decrease)	(240,642)	$(74,246,000)	849	$86,639

Investor A
Shares sold	3,320,614	$959,279,093	2,899,651	$737,498,755
Shares issued in reinvestment of distributions	128,183	38,282,515	121,980	31,522,882
Shares redeemed	(2,955,191)	(869,213,454)	(1,616,995)	(404,726,481)

Net increase	493,606	$128,348,154	1,404,636	$364,295,156

Investor C1
Shares sold	1,065	$316,484	8	$2,205
Shares issued in reinvestment of distributions	1,530	457,131	3,671	946,683
Shares redeemed	(143,819)	(41,440,904)	(30,456)	(7,730,656)

Net decrease	(141,224)	$(40,667,289)	(26,777)	$(6,781,768)

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements  (continued)

	Year Ended 12/31/17		Year Ended 12/31/16
	Shares	Amount	Shares	Amount
Class K
Shares sold	16,183,814	$4,653,955,247	5,395,765	$1,369,169,350
Shares issued in reinvestment of distributions	347,767	104,581,236	145,577	37,722,202
Shares redeemed	(4,533,260)	(1,342,169,553)	(1,434,708)	(362,055,232)

Net increase	11,998,321	$3,416,366,930	4,106,634	$1,044,836,320

Total Net Increase	7,341,161	$2,081,527,909	8,271,025	$2,089,178,602

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and the Shareholders of

iShares S&P 500 Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of iShares S&P 500 Index Fund (one of the funds constituting BlackRock Funds III, referred to hereafter as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the administrator. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 14, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information  (unaudited)

During the fiscal year ended December 31, 2017, the following information is provided with respect to the ordinary income distributions paid by the Fund:

January 2017 — December 2017
Qualified Dividend Income for Individuals(a)	100.00%
Dividends Qualifying for the Dividends Received Deduction for Corporations(a)	99.49%

(a)	The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.

Additionally, the Fund distributed long-term capital gains of $0.415623 and $0.438070 per share to shareholders on record June 29, 2017 and December 14, 2017, respectively.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	19

Master Portfolio Information as of December 31, 2017	S&P 500 Index Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Apple, Inc.	4%
Microsoft Corp.	3
Amazon.com, Inc.	2
Facebook, Inc.	2
Berkshire Hathaway, Inc.	2
Johnson & Johnson	2
JPMorgan Chase & Co.	2
Exxon Mobil Corp.	2
Alphabet, Inc., Class C	1
Alphabet, Inc., Class A	1

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	24%
Financials	14
Health Care	14
Consumer Discretionary	12
Industrials	10
Consumer Staples	8
Energy	6
Materials	3
Utilities	3
Real Estate	3
Telecommunication Services	2
Short-Term Securities	2
Liabilities in Excess of Other Assets	(1)

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

20	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.1%

Aerospace & Defense — 2.5%
Arconic, Inc.	260,512	$7,098,952
Boeing Co.	335,324	98,890,401
General Dynamics Corp.	165,842	33,740,555
L3 Technologies, Inc.	45,950	9,091,208
Lockheed Martin Corp.	149,235	47,911,897
Northrop Grumman Corp.	103,698	31,825,953
Raytheon Co.	173,310	32,556,283
Rockwell Collins, Inc.	98,121	13,307,170
Textron, Inc.	154,558	8,746,437
TransDigm Group, Inc.	28,666	7,872,257
United Technologies Corp.	444,550	56,711,243

		347,752,356
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	82,640	7,362,398
Expeditors International of Washington, Inc.	109,898	7,109,302
FedEx Corp.	147,215	36,736,031
United Parcel Service, Inc., Class B	411,156	48,989,237

		100,196,968
Airlines — 0.5%
Alaska Air Group, Inc.	71,558	5,260,228
American Airlines Group, Inc.	261,647	13,613,493
Delta Air Lines, Inc.	390,764	21,882,784
Southwest Airlines Co.	323,477	21,171,570
United Continental Holdings, Inc.(a)	151,097	10,183,938

		72,112,013
Auto Components — 0.3%
Aptiv PLC	160,226	13,591,972
BorgWarner, Inc.	117,358	5,995,820
Goodyear Tire & Rubber Co.	146,534	4,734,514
Johnson Controls International PLC	558,604	21,288,398

		45,610,704
Automobiles — 0.5%
Ford Motor Co.	2,347,191	29,316,416
General Motors Co.	768,589	31,504,463
Harley-Davidson, Inc.	100,929	5,135,267

		65,956,146
Banks — 6.5%
Bank of America Corp.	5,801,130	171,249,328
BB&T Corp.	473,424	23,538,641
Citigroup, Inc.	1,583,223	117,807,623
Citizens Financial Group, Inc.	296,166	12,433,049
Comerica, Inc.	107,698	9,349,263
Fifth Third Bancorp	431,681	13,097,202
Huntington Bancshares, Inc.	665,283	9,686,521
JPMorgan Chase & Co.	2,071,274	221,502,042
KeyCorp	641,312	12,935,263
M&T Bank Corp.	91,371	15,623,527
PNC Financial Services Group, Inc.(e)	285,955	41,260,447
Regions Financial Corp.	702,941	12,146,821
SunTrust Banks, Inc.	281,555	18,185,637
U.S. Bancorp	936,412	50,172,955
Wells Fargo & Co.	2,650,601	160,811,963
Zions Bancorporation	118,421	6,019,339

		895,819,621
Beverages — 2.0%
Brown-Forman Corp., Class B	113,356	7,784,156
Coca-Cola Co.	2,297,865	105,426,046
Constellation Brands, Inc., Class A	102,679	23,469,339
Dr. Pepper Snapple Group, Inc.	106,715	10,357,758

Security	Shares	Value
Beverages (continued)
Molson Coors Brewing Co., Class B	108,560	$8,909,519
Monster Beverage Corp.(a)	249,172	15,770,096
PepsiCo, Inc.	850,628	102,007,310

		273,724,224
Biotechnology — 2.8%
AbbVie, Inc.	957,189	92,569,748
Alexion Pharmaceuticals, Inc.(a)	133,393	15,952,469
Amgen, Inc.	435,208	75,682,671
Biogen, Inc.(a)	126,097	40,170,721
Celgene Corp.(a)	472,924	49,354,349
Gilead Sciences, Inc.	779,054	55,811,429
Incyte Corp.(a)	102,748	9,731,263
Regeneron Pharmaceuticals, Inc.(a)	45,981	17,287,017
Vertex Pharmaceuticals, Inc.(a)	150,555	22,562,172

		379,121,839
Building Products — 0.2%
Allegion PLC	55,592	4,422,900
AO Smith Corp.	86,280	5,287,238
Fortune Brands Home & Security, Inc.	95,901	6,563,464
Masco Corp.	185,105	8,133,514

		24,407,116
Capital Markets — 2.5%
Affiliated Managers Group, Inc.	32,950	6,762,987
Ameriprise Financial, Inc.	90,303	15,303,649
Bank of New York Mellon Corp.	617,273	33,246,324
BlackRock, Inc.(e)	73,422	37,717,616
Charles Schwab Corp.	712,918	36,622,598
CME Group, Inc.	202,433	29,565,340
E*Trade Financial Corp.(a)	169,204	8,387,442
Franklin Resources, Inc.	192,659	8,347,914
Goldman Sachs Group, Inc.	210,329	53,583,416
Invesco Ltd.	247,235	9,033,967
Morgan Stanley	836,517	43,892,047
Northern Trust Corp.	130,571	13,042,737
Raymond James Financial, Inc.	74,775	6,677,408
State Street Corp.	223,583	21,823,937
T. Rowe Price Group, Inc.	144,329	15,144,442

		339,151,824
Chemicals — 2.2%
Air Products & Chemicals, Inc.	130,691	21,443,779
Albemarle Corp.	65,091	8,324,488
CF Industries Holdings, Inc.	138,621	5,896,937
DowDuPont, Inc.	1,404,844	100,052,990
Eastman Chemical Co.	85,259	7,898,394
Ecolab, Inc.	155,633	20,882,836
FMC Corp.	79,496	7,525,091
International Flavors & Fragrances, Inc.	47,931	7,314,750
LyondellBasell Industries NV, Class A	193,623	21,360,489
Monsanto Co.	262,015	30,598,112
Mosaic Co.	207,653	5,328,376
PPG Industries, Inc.	154,310	18,026,494
Praxair, Inc.	171,093	26,464,665
Sherwin-Williams Co.	49,185	20,167,818

		301,285,219
Commercial Services & Supplies — 0.3%
Cintas Corp.	50,781	7,913,203
Iron Mountain, Inc.	154,662	5,835,397
Republic Services, Inc.	136,001	9,195,028
Stericycle, Inc.(a)(b)	49,455	3,362,445
Waste Management, Inc.	237,269	20,476,315

		46,782,388

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (continued) December 31, 2017	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Communications Equipment — 1.0%
Cisco Systems, Inc.	2,959,312	$113,341,650
F5 Networks, Inc.(a)	37,904	4,973,763
Harris Corp.	70,710	10,016,071
Juniper Networks, Inc.	223,770	6,377,445
Motorola Solutions, Inc.	99,241	8,965,432

		143,674,361
Construction & Engineering — 0.1%
Fluor Corp.	82,221	4,246,715
Jacobs Engineering Group, Inc.	70,035	4,619,508
Quanta Services, Inc.(a)	88,806	3,473,203

		12,339,426
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	37,045	8,188,427
Vulcan Materials Co.	81,053	10,404,773

		18,593,200
Consumer Finance — 0.8%
American Express Co.	429,604	42,663,973
Capital One Financial Corp.	289,609	28,839,264
Discover Financial Services	217,445	16,725,870
Navient Corp.	168,799	2,248,403
Synchrony Financial	449,671	17,361,797

		107,839,307
Containers & Packaging — 0.3%
Avery Dennison Corp.	54,591	6,270,322
Ball Corp.	205,558	7,780,370
Packaging Corp. of America	55,189	6,653,034
Sealed Air Corp.	112,730	5,557,589
WestRock Co.	148,512	9,387,444

		35,648,759
Distributors — 0.1%
Genuine Parts Co.	85,536	8,126,776
LKQ Corp.(a)	180,654	7,347,198

		15,473,974
Diversified Consumer Services — 0.0%
H&R Block, Inc.	122,375	3,208,672

Diversified Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B(a)	1,151,061	228,163,312
Cboe Global Markets, Inc.	68,698	8,559,084
Intercontinental Exchange, Inc.	351,995	24,836,767
Leucadia National Corp.	188,762	5,000,305
Moody’s Corp.	100,168	14,785,799
Nasdaq, Inc.	72,363	5,559,649
S&P Global, Inc.	153,345	25,976,643

		312,881,559
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	3,679,146	143,045,158
CenturyLink, Inc.	568,527	9,483,030
SBA Communications Corp.(a)	70,903	11,582,714
Verizon Communications, Inc.	2,443,653	129,342,553

		293,453,455
Electric Utilities — 1.6%
American Electric Power Co., Inc.	293,238	21,573,520
Duke Energy Corp.	416,768	35,054,356
Edison International	195,588	12,368,985
Entergy Corp.	105,205	8,562,635
Eversource Energy	192,421	12,157,159
Exelon Corp.	573,983	22,620,670
FirstEnergy Corp.	262,946	8,051,407
NextEra Energy, Inc.	282,340	44,098,685
Pinnacle West Capital Corp.	66,548	5,668,559

Security	Shares	Value
Electric Utilities (continued)
PPL Corp.	409,277	$12,667,123
Southern Co.	596,804	28,700,304
Xcel Energy, Inc.	305,285	14,687,261

		226,210,664
Electrical Equipment — 0.6%
Acuity Brands, Inc.	24,532	4,317,632
AMETEK, Inc.	135,148	9,794,176
Eaton Corp. PLC	266,828	21,082,080
Emerson Electric Co.	384,767	26,814,412
Rockwell Automation, Inc.	77,486	15,214,376

		77,222,676
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	182,393	16,014,105
Corning, Inc.	527,323	16,869,063
FLIR Systems, Inc.	81,968	3,821,348
TE Connectivity Ltd.	212,321	20,178,988

		56,883,504
Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.	250,848	7,936,831
Halliburton Co.	519,281	25,377,262
Helmerich & Payne, Inc.	63,592	4,110,587
National Oilwell Varco, Inc.(b)	231,780	8,348,716
Schlumberger Ltd.	830,317	55,955,063
TechnipFMC PLC	257,556	8,064,078

		109,792,537
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	262,422	48,841,983
CVS Health Corp.	607,396	44,036,210
Kroger Co.	541,698	14,869,610
Sysco Corp.	290,781	17,659,130
Wal-Mart Stores, Inc.	873,810	86,288,738
Walgreens Boots Alliance, Inc.	518,207	37,632,192

		249,327,863
Food Products — 1.2%
Archer-Daniels-Midland Co.	337,888	13,542,551
Campbell Soup Co.	112,425	5,408,767
Conagra Brands, Inc.	253,496	9,549,194
General Mills, Inc.	346,360	20,535,684
Hershey Co.	85,736	9,731,893
Hormel Foods Corp.	154,840	5,634,628
J.M. Smucker Co.	67,617	8,400,736
Kellogg Co.	150,460	10,228,271
Kraft Heinz Co.	356,343	27,709,232
McCormick & Co., Inc.	72,889	7,428,118
Mondelez International, Inc., Class A	900,709	38,550,345
Tyson Foods, Inc., Class A	174,479	14,145,013

		170,864,432
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	1,052,155	60,046,486
Align Technology, Inc.(a)	44,042	9,785,692
Baxter International, Inc.	298,514	19,295,945
Becton Dickinson & Co.	157,855	33,790,339
Boston Scientific Corp.(a)	820,488	20,339,897
Cooper Cos., Inc.	29,002	6,318,956
Danaher Corp.	365,209	33,898,699
Dentsply Sirona, Inc.	139,448	9,179,862
Edwards Lifesciences Corp.(a)	126,584	14,267,283
Hologic, Inc.(a)	163,915	7,007,366
IDEXX Laboratories, Inc.(a)	51,887	8,114,089
Intuitive Surgical, Inc.(a)	66,627	24,314,857
Medtronic PLC	809,310	65,351,782

22	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies (continued)
ResMed, Inc.	83,059	$7,034,267
Stryker Corp.	191,733	29,687,938
Varian Medical Systems, Inc.(a)(b)	54,702	6,080,127
Zimmer Biomet Holdings, Inc.	121,489	14,660,078

		369,173,663
Health Care Providers & Services — 2.8%
Aetna, Inc.	194,042	35,003,236
AmerisourceBergen Corp.	94,642	8,690,028
Anthem, Inc.	153,330	34,500,783
Cardinal Health, Inc.	190,937	11,698,710
Centene Corp.(a)	104,692	10,561,329
Cigna Corp.	147,841	30,025,029
DaVita, Inc.(a)	90,527	6,540,576
Envision Healthcare Corp.(a)	69,123	2,388,891
Express Scripts Holding Co.(a)(b)	339,740	25,358,194
HCA Healthcare, Inc.(a)	170,084	14,940,179
Henry Schein, Inc.(a)(b)	96,243	6,725,461
Humana, Inc.	86,348	21,420,348
Laboratory Corp. of America Holdings(a)	59,775	9,534,710
McKesson Corp.	125,780	19,615,391
Patterson Cos., Inc.	47,484	1,715,597
Quest Diagnostics, Inc.	83,197	8,194,072
UnitedHealth Group, Inc.	580,186	127,907,806
Universal Health Services, Inc., Class B	52,271	5,924,918

		380,745,258
Health Care Technology — 0.1%
Cerner Corp.(a)	189,247	12,753,355

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	244,594	16,233,704
Chipotle Mexican Grill, Inc.(a)(b)	14,640	4,231,399
Darden Restaurants, Inc.	74,092	7,114,314
Hilton Worldwide Holdings, Inc.	118,875	9,493,357
Marriott International, Inc., Class A	183,063	24,847,141
McDonald’s Corp.	476,565	82,026,368
MGM Resorts International	313,732	10,475,511
Norwegian Cruise Line Holdings Ltd.(a)	106,192	5,654,724
Royal Caribbean Cruises Ltd.	103,840	12,386,035
Starbucks Corp.	855,400	49,125,622
Wyndham Worldwide Corp.	60,914	7,058,105
Wynn Resorts Ltd.	48,976	8,256,864
Yum! Brands, Inc.	200,837	16,390,308

		253,293,452
Household Durables — 0.4%
D.R. Horton, Inc.	199,014	10,163,645
Garmin Ltd.	67,037	3,993,394
Leggett & Platt, Inc.	77,738	3,710,435
Lennar Corp., Class A	128,661	8,136,522
Mohawk Industries, Inc.(a)	38,505	10,623,529
Newell Brands, Inc.	287,952	8,897,717
PulteGroup, Inc.	164,364	5,465,103
Whirlpool Corp.	43,002	7,251,857

		58,242,202
Household Products — 1.6%
Church & Dwight Co., Inc.	147,531	7,401,630
Clorox Co.	78,371	11,656,903
Colgate-Palmolive Co.	525,800	39,671,610
Kimberly-Clark Corp.	211,402	25,507,765
Procter & Gamble Co.	1,525,557	140,168,177

		224,406,085

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	388,222	$4,204,444
NRG Energy, Inc.	174,951	4,982,605

		9,187,049
Industrial Conglomerates — 1.9%
3M Co.	355,843	83,754,767
General Electric Co.	5,212,505	90,958,195
Honeywell International, Inc.	454,381	69,683,870
Roper Technologies, Inc.	61,255	15,865,045

		260,261,877
Insurance — 2.6%
Aflac, Inc.	237,912	20,883,915
Allstate Corp.	215,113	22,524,482
American International Group, Inc.	541,905	32,286,700
Aon PLC	151,050	20,240,700
Arthur J Gallagher & Co.	105,008	6,644,906
Assurant, Inc.	31,301	3,156,393
Brighthouse Financial, Inc.(a)	57,410	3,366,522
Chubb Ltd.	276,976	40,474,503
Cincinnati Financial Corp.	87,398	6,552,228
Everest Re Group Ltd.	23,935	5,295,858
Hartford Financial Services Group, Inc.	211,554	11,906,259
Lincoln National Corp.	130,619	10,040,683
Loews Corp.	163,488	8,179,305
Marsh & McLennan Cos., Inc.	306,410	24,938,710
MetLife, Inc.	629,624	31,833,789
Principal Financial Group, Inc.	161,991	11,430,085
Progressive Corp.	348,400	19,621,888
Prudential Financial, Inc.	255,866	29,419,473
Torchmark Corp.	64,505	5,851,249
Travelers Cos., Inc.	164,993	22,379,651
Unum Group	134,379	7,376,063
Willis Towers Watson PLC	80,432	12,120,298
XL Group Ltd.	153,302	5,390,098

		361,913,758
Internet & Direct Marketing Retail — 2.8%
Amazon.com, Inc.(a)	239,590	280,193,317
Expedia, Inc.	71,880	8,609,068
Netflix, Inc.(a)	259,983	49,906,337
Priceline Group, Inc.(a)	29,283	50,886,240
TripAdvisor, Inc.(a)(b)	62,850	2,165,811

		391,760,773
Internet Software & Services — 4.8%
Akamai Technologies, Inc.(a)	102,106	6,640,974
Alphabet, Inc., Class A(a)	178,384	187,909,706
Alphabet, Inc., Class C(a)	180,568	188,946,355
eBay, Inc.(a)	583,179	22,009,176
Facebook, Inc., Class A(a)	1,428,473	252,068,346
VeriSign, Inc.(a)(b)	51,526	5,896,635

		663,471,192
IT Services — 4.0%
Accenture PLC, Class A	368,410	56,399,887
Alliance Data Systems Corp.	28,163	7,138,757
Automatic Data Processing, Inc.	265,520	31,116,289
Cognizant Technology Solutions Corp., Class A	353,188	25,083,412
CSRA, Inc.	93,680	2,802,906
DXC Technology Co.	171,590	16,283,891
Fidelity National Information Services, Inc.	198,490	18,675,924
Fiserv, Inc.(a)	126,989	16,652,068
Gartner, Inc.(a)	52,808	6,503,305
Global Payments, Inc.	92,693	9,291,546
International Business Machines Corp.	517,508	79,396,077

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (continued) December 31, 2017	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
Mastercard, Inc., Class A	556,301	$84,201,719
Paychex, Inc.	193,665	13,184,713
PayPal Holdings, Inc.(a)	674,190	49,633,868
Total System Services, Inc.	99,065	7,835,051
Visa, Inc., Class A	1,086,599	123,894,018
Western Union Co.	278,703	5,298,144

		553,391,575
Leisure Products — 0.1%
Hasbro, Inc.	66,185	6,015,555
Mattel, Inc.	198,376	3,051,023

		9,066,578
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	194,103	12,999,078
Illumina, Inc.(a)	87,593	19,138,194
IQVIA Holdings, Inc.(a)	88,064	8,621,466
Mettler-Toledo International, Inc.(a)	15,258	9,452,636
PerkinElmer, Inc.	65,522	4,790,969
Thermo Fisher Scientific, Inc.	238,707	45,325,685
Waters Corp.(a)	46,791	9,039,553

		109,367,581
Machinery — 1.7%
Caterpillar, Inc.	358,211	56,446,890
Cummins, Inc.	94,628	16,715,090
Deere & Co.	191,087	29,907,026
Dover Corp.	92,089	9,300,068
Flowserve Corp.	76,248	3,212,328
Fortive Corp.	183,255	13,258,499
Illinois Tool Works, Inc.	185,270	30,912,300
Ingersoll-Rand PLC	149,367	13,322,043
PACCAR, Inc.	211,616	15,041,665
Parker-Hannifin Corp.	80,171	16,000,528
Pentair PLC	97,664	6,897,032
Snap-on, Inc.	34,277	5,974,481
Stanley Black & Decker, Inc.	92,286	15,660,011
Xylem, Inc.	109,951	7,498,658

		240,146,619
Media — 2.8%
CBS Corp., Class B	218,725	12,904,775
Charter Communications, Inc., Class A(a)	116,981	39,300,937
Comcast Corp., Class A	2,795,174	111,946,679
Discovery Communications, Inc., Class A(a)(b)	87,189	1,951,290
Discovery Communications, Inc., Class C(a)(b)	122,201	2,586,995
DISH Network Corp., Class A(a)	132,510	6,327,352
IHS Markit Ltd.(a)	219,526	9,911,599
Interpublic Group of Cos., Inc.	227,431	4,585,009
News Corp., Class A	236,359	3,831,379
News Corp., Class B	53,983	896,118
Omnicom Group, Inc.	136,243	9,922,578
Scripps Networks Interactive, Inc., Class A	56,495	4,823,543
Time Warner, Inc.	468,479	42,851,774
Twenty-First Century Fox, Inc., Class A	618,607	21,360,500
Twenty-First Century Fox, Inc., Class B	272,149	9,285,724
Viacom, Inc., Class B	205,754	6,339,281
Walt Disney Co.	907,458	97,560,809

		386,386,342
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.(a)	810,698	15,370,834
Newmont Mining Corp.	321,516	12,063,280
Nucor Corp.	193,946	12,331,087

		39,765,201

Security	Shares	Value
Multi-Utilities — 1.1%
Alliant Energy Corp.	140,846	$6,001,448
Ameren Corp.	143,037	8,437,753
CenterPoint Energy, Inc.	251,857	7,142,665
CMS Energy Corp.	166,727	7,886,187
Consolidated Edison, Inc.	186,554	15,847,762
Dominion Energy, Inc.	382,318	30,990,697
DTE Energy Co.	108,746	11,903,337
NiSource, Inc.	225,931	5,799,649
PG&E Corp.	305,050	13,675,391
Public Service Enterprise Group, Inc.	304,849	15,699,723
SCANA Corp.	83,884	3,336,906
Sempra Energy	150,185	16,057,780
WEC Energy Group, Inc.	190,867	12,679,295

		155,458,593
Multiline Retail — 0.5%
Dollar General Corp.	156,751	14,579,411
Dollar Tree, Inc.(a)	143,247	15,371,836
Kohl’s Corp.	98,392	5,335,798
Macy’s, Inc.	176,133	4,436,790
Nordstrom, Inc.	68,407	3,241,124
Target Corp.	328,434	21,430,318

		64,395,277
Oil, Gas & Consumable Fuels — 5.2%
Anadarko Petroleum Corp.	326,799	17,529,498
Andeavor	87,756	10,034,021
Apache Corp.	230,928	9,749,780
Cabot Oil & Gas Corp.	275,949	7,892,141
Chesapeake Energy Corp.(a)	529,785	2,097,949
Chevron Corp.	1,140,851	142,823,137
Cimarex Energy Co.	58,370	7,121,724
Concho Resources, Inc.(a)	89,503	13,445,141
ConocoPhillips	717,499	39,383,520
Devon Energy Corp.	317,074	13,126,864
EOG Resources, Inc.	344,343	37,158,053
EQT Corp.	143,078	8,144,000
Exxon Mobil Corp.	2,543,439	212,733,154
Hess Corp.	157,721	7,487,016
Kinder Morgan, Inc.	1,146,971	20,725,766
Marathon Oil Corp.	503,091	8,517,331
Marathon Petroleum Corp.	295,497	19,496,892
Newfield Exploration Co.(a)	116,858	3,684,533
Noble Energy, Inc.	283,916	8,273,312
Occidental Petroleum Corp.	457,003	33,662,841
ONEOK, Inc.	229,064	12,243,471
Phillips 66	255,342	25,827,843
Pioneer Natural Resources Co.	102,059	17,640,898
Range Resources Corp.	131,419	2,242,008
Valero Energy Corp.	259,994	23,896,048
Williams Cos., Inc.	499,125	15,218,321

		720,155,262
Paper & Forest Products — 0.1%
International Paper Co.	248,986	14,426,249

Personal Products — 0.2%
Coty, Inc., Class A	274,000	5,449,860
Estee Lauder Cos., Inc., Class A	134,496	17,113,271

		22,563,131
Pharmaceuticals — 4.6%
Allergan PLC	199,691	32,665,454
Bristol-Myers Squibb Co.	978,909	59,987,543
Eli Lilly & Co.	577,503	48,775,903
Johnson & Johnson	1,609,067	224,818,841

24	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	1,644,280	$92,523,636
Mylan NV(a)	325,073	13,753,839
Perrigo Co. PLC	77,467	6,752,024
Pfizer, Inc.	3,560,256	128,952,436
Zoetis, Inc.	293,032	21,110,025

		629,339,701
Professional Services — 0.2%
Equifax, Inc.	73,274	8,640,470
Nielsen Holdings PLC	196,435	7,150,234
Robert Half International, Inc.	74,783	4,153,448
Verisk Analytics, Inc.(a)	94,221	9,045,216

		28,989,368
Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc.	55,441	7,240,040
American Tower Corp.	255,858	36,503,261
Apartment Investment & Management Co., Class A(b)	91,141	3,983,773
AvalonBay Communities, Inc.	82,843	14,780,020
Boston Properties, Inc.	94,106	12,236,603
Crown Castle International Corp.	242,560	26,926,586
Digital Realty Trust, Inc.	122,417	13,943,296
Duke Realty Corp.(b)	208,164	5,664,142
Equinix, Inc.	46,469	21,060,680
Equity Residential	220,571	14,065,813
Essex Property Trust, Inc.	39,611	9,560,907
Extra Space Storage, Inc.(b)	77,234	6,754,113
Federal Realty Investment Trust	42,469	5,640,308
GGP, Inc.	366,286	8,567,430
HCP, Inc.	275,244	7,178,363
Host Hotels & Resorts, Inc.	434,468	8,624,190
Kimco Realty Corp.	249,356	4,525,811
Macerich Co.(b)	64,673	4,247,723
Mid-America Apartment Communities, Inc.	66,350	6,672,156
Prologis, Inc.	318,438	20,542,435
Public Storage	89,625	18,731,625
Realty Income Corp.(b)	180,701	10,303,571
Regency Centers Corp.	86,603	5,991,196
Simon Property Group, Inc.(b)	187,157	32,142,343
SL Green Realty Corp.	58,685	5,923,077
UDR, Inc.	164,285	6,328,258
Ventas, Inc.	214,309	12,860,683
Vornado Realty Trust	101,338	7,922,605
Welltower, Inc.	222,184	14,168,674
Weyerhaeuser Co.	456,560	16,098,306

		369,187,988
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	187,324	8,113,002

Road & Rail — 0.9%
CSX Corp.	536,320	29,502,963
JB Hunt Transport Services, Inc.	50,885	5,850,757
Kansas City Southern	62,228	6,547,630
Norfolk Southern Corp.	172,550	25,002,495
Union Pacific Corp.	470,886	63,145,813

		130,049,658
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc.(a)(b)	473,862	4,871,301
Analog Devices, Inc.	220,529	19,633,697
Applied Materials, Inc.	637,974	32,613,231
Broadcom Ltd.	242,729	62,357,080
Intel Corp.	2,807,904	129,612,803
KLA-Tencor Corp.	91,720	9,637,020
Lam Research Corp.	97,106	17,874,302
Microchip Technology, Inc.	143,598	12,619,392

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.(a)	692,968	$28,494,844
NVIDIA Corp.	362,984	70,237,404
Qorvo, Inc.(a)(b)	73,781	4,913,815
QUALCOMM, Inc.	885,265	56,674,665
Skyworks Solutions, Inc.	107,948	10,249,663
Texas Instruments, Inc.	591,789	61,806,443
Xilinx, Inc.	153,198	10,328,609

		531,924,269
Software — 5.2%
Activision Blizzard, Inc.	450,766	28,542,503
Adobe Systems, Inc.(a)	293,954	51,512,499
ANSYS, Inc.(a)	49,472	7,301,572
Autodesk, Inc.(a)	131,436	13,778,436
CA, Inc.	183,640	6,111,539
Cadence Design Systems, Inc.(a)	171,359	7,166,233
Citrix Systems, Inc.(a)	83,916	7,384,608
Electronic Arts, Inc.(a)	184,561	19,389,979
Intuit, Inc.	145,381	22,938,214
Microsoft Corp.	4,620,172	395,209,427
Oracle Corp.	1,826,490	86,356,447
Red Hat, Inc.(a)	105,055	12,617,106
salesforce.com, Inc.(a)	416,534	42,582,271
Symantec Corp.	368,502	10,340,166
Synopsys, Inc.(a)	87,886	7,491,403

		718,722,403
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	42,609	4,247,691
AutoZone, Inc.(a)	16,498	11,736,182
Best Buy Co., Inc.	153,631	10,519,114
CarMax, Inc.(a)	111,776	7,168,195
Foot Locker, Inc.	76,660	3,593,821
Gap, Inc.	129,253	4,402,357
Home Depot, Inc.	700,496	132,765,007
L Brands, Inc.	144,385	8,694,865
Lowe’s Cos., Inc.	499,053	46,381,986
O’Reilly Automotive, Inc.(a)(b)	51,367	12,355,818
Ross Stores, Inc.	228,340	18,324,285
Signet Jewelers Ltd.	35,334	1,998,138
Tiffany & Co.	59,106	6,144,069
TJX Cos., Inc.	381,033	29,133,783
Tractor Supply Co.	76,121	5,690,045
Ulta Salon Cosmetics & Fragrance, Inc.(a)	35,557	7,952,678

		311,108,034
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	3,075,188	520,414,066
Hewlett Packard Enterprise Co.	953,223	13,688,283
HP, Inc.	997,927	20,966,446
NetApp, Inc.	165,118	9,134,328
Seagate Technology PLC	168,099	7,033,262
Western Digital Corp.	177,736	14,135,344
Xerox Corp.	127,600	3,719,540

		589,091,269
Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.	211,689	4,426,417
Michael Kors Holdings Ltd.(a)(b)	90,090	5,671,166
NIKE, Inc., Class B	787,252	49,242,613
PVH Corp.	44,958	6,168,687
Ralph Lauren Corp.	31,377	3,253,481
Tapestry, Inc.	176,389	7,801,685
Under Armour, Inc., Class A(a)(b)	103,468	1,493,043
Under Armour, Inc., Class C(a)(b)	105,511	1,405,407
VF Corp.	199,537	14,765,738

		94,228,237

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (continued) December 31, 2017	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Thrifts & Mortgage Finance — 0.0%
People’s United Financial, Inc.	220,243	$4,118,544

Tobacco — 1.3%
Altria Group, Inc.	1,144,648	81,739,314
Philip Morris International, Inc.	930,651	98,323,278

		180,062,592
Trading Companies & Distributors — 0.2%
Fastenal Co.	168,859	9,234,898
United Rentals, Inc.(a)	51,357	8,828,782
W.W. Grainger, Inc.	31,463	7,433,134

		25,496,814
Water Utilities — 0.1%
American Water Works Co., Inc.	104,989	9,605,444

Total Long-Term Investments — 99.1% (Cost — $ 8,299,367,149)		13,655,703,202

Security	Shares	Value
Short-Term Securities — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.53%(e)(d)(c)	70,033,981	$70,040,984
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.21%(e)(d)	164,203,034	164,203,034

Total Short-Term Securities — 1.7% (Cost — $234,240,815)		234,244,018

Total Investments — 100.8% (Cost — $ 8,533,607,964)		$13,889,947,220
Liabilities in Excess of Other Assets — (0.8)%		(114,872,840)

Net Assets — 100.0%		$13,775,074,380

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/2016	Shares Purchased		Shares Sold		Shares Held at 12/31/2017	Value at 12/31/2017	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	60,705	12,717		—		73,422	$37,717,616	$693,695		$—	$9,509,534
BlackRock Cash Funds: Institutional, SL Agency Shares	67,939,998	2,093,983	(b)	—		70,033,981	70,040,984	404,069	(c)	(15,327)	(4,472)
BlackRock Cash Funds: Treasury, SL Agency Shares	485,190,196	—		(320,987,162	)(d)	164,203,034	164,203,034	1,578,563		—	—
PNC Financial Services Group, Inc.	242,967	46,203		3,215		285,955	41,260,447	709,937		1,354	7,554,206

							$313,222,081	$3,386,264		$(13,973)	$17,059,268

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares value purchased.
(c)	Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares value sold.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	1,326	03/16/18	$177,419	$1,047,092

26	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	S&P 500 Index Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$1,047,092	$—	$—	$—	$1,047,092

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the year ended December 31, 2017, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$30,005,634	$—	$—	$—	$30,005,634

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$2,640,598	$—	$—	$—	$2,640,598

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$139,033,648

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks(a)	$13,655,703,202	$—	$—	$13,655,703,202
Short-Term Securities	234,244,018	—	—	234,244,018

	$13,889,947,220	$—	$—	$13,889,947,220

Derivative Financial Instruments(b)
Assets:
Equity contracts	$1,047,092	$—	$—	$1,047,092

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	27

Statement of Assets and Liabilities

December 31, 2017

S&P 500 Index Master Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $68,226,228) (cost — $8,257,892,485)	$13,576,725,139
Investments at value — affiliated (cost — $275,715,479)	313,222,081
Cash pledged for futures contracts	5,554,800
Receivables:
Investments sold	14,500,601
Dividends — unaffiliated	13,693,451
Dividends — affiliated	149,716
Securities lending income — affiliated	23,406
Contributions from investor	10,291

Total assets	13,923,879,485

LIABILITIES
Cash collateral on securities loaned at value	70,052,519
Payables:
Withdrawals to investor	72,800,827
Investments purchased	4,786,650
Variation margin on futures contracts	644,949
Investment advisory fees	416,136
Trustees’ fees	65,014
Professional fees	39,010

Total liabilities	148,805,105

Net Assets	$13,775,074,380

NET ASSETS CONSIST OF
Investors’ capital	$8,417,688,032
Net unrealized appreciation (depreciation)	5,357,386,348

Net Assets	$13,775,074,380

See notes to financial statements.

28	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

Year Ended December 31, 2017

S&P 500 Index Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$237,449,687
Dividends — affiliated	2,982,195
Securities lending income — affiliated — net	404,069
Foreign taxes withheld	(995,770)

Total investment income	239,840,181

EXPENSES
Investment advisory	4,869,070
Trustees and Officer	260,622
Professional	61,744

Total expenses	5,191,436
Less fees waived and/or reimbursed by the Manager	(467,453)

Total expenses after fees waived and/or reimbursed	4,723,983

Net investment income	235,116,198

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	24,276,067
Investments — affiliated	(13,973)
Futures contracts	30,005,634

54,267,728

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	2,079,221,608
Investments — affiliated	17,059,268
Futures contracts	2,640,598

2,098,921,474

Net realized and unrealized gain	2,153,189,202

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,388,305,400

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statement of Changes in Net Assets

	S&P 500 Index Master Portfolio
	Year Ended December 31,
	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$235,116,198	$173,503,239
Net realized gain	54,267,728	66,081,560
Net change in unrealized appreciation (depreciation)	2,098,921,474	738,386,897

Net increase in net assets resulting from operations	2,388,305,400	977,971,696

CAPITAL TRANSACTIONS
Proceeds from contributions	7,322,029,278	4,303,951,279
Value of withdrawals	(5,727,019,300)	(2,700,021,283)

Net increase in net assets derived from capital transactions	1,595,009,978	1,603,929,996

NET ASSETS
Total increase in net assets	3,983,315,378	2,581,901,692
Beginning of year	9,791,759,002	7,209,857,310

End of year	$13,775,074,380	$9,791,759,002

See notes to financial statements.

30	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	S&P 500 Index Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	21.77%	11.92%	1.35%	13.63%	32.33%

Ratios to Average Net Assets
Total expenses	0.04%	0.04%	0.05%	0.05%	0.05%

Total expenses after fees waived and/or reimbursed	0.04%	0.04%	0.04%	0.05%	0.05%

Net investment income	1.93%	2.11%	2.00%	1.98%	2.08%

Supplemental Data
Net assets, end of year (000)	$13,775,074	$9,791,759	$7,209,857	$5,748,578	$5,271,130

Portfolio turnover rate	11%	4%	2%	3%	2%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Notes to Financial Statements	S&P 500 Index Master Portfolio

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized on an accrual basis.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

32	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received [1]	Net Amount [2]
Barclays Capital, Inc.	$51,904	$(51,904)	$—
BNP Paribas S.A.	4,814,605	(4,814,605)	—
Citigroup Global Markets, Inc.	14,572,336	(14,572,336)	—
Deutsche Bank Securities, Inc.	864,293	(864,293)	—
Goldman Sachs & Co.	15,290,172	(15,290,172)	—
HSBC Bank PLC	1,431,822	(1,428,056)	3,766
Jefferies LLC	861,630	(861,630)	—
JP Morgan Securities LLC	23,427,272	(23,427,272)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,465,462	(2,465,462)	—

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

Counterparty	Securities Loaned at Value	Cash Collateral Received [1]	Net Amount [2]
Mizuho Securities USA, Inc.	$20,657	$(20,657)	$—
State Street Bank & Trust Co.	3,937,323	(3,937,323)	—
UBS AG	207,903	(207,903)	—
Wells Fargo Securities LLC	280,849	(280,849)	—

	$68,226,228	$(68,222,462)	$3,766

[1]	Cash collateral with a value of $70,052,519 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.
[2]	The market value of the loaned securities is determined as of December 31, 2017. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.04% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Waivers and Reimbursements: The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by

34	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

the Master Portfolio in an amount equal to these independent expenses through April 30, 2018. For the year ended December 31, 2017, the amount waived and/or reimbursed was $322,367.

With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2017, the amount waived was $145,086.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the year ended December 31, 2017, there were no such fees waived by the Manager.

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2017, the Master Portfolio paid BTC $147,119 in total for securities lending agent services and collateral investment fees.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain (Loss)
$257,739,400	$61,529,396	$(22,687,106)

7.	PURCHASES AND SALES

For the year ended December 31, 2017, purchases and sales of investments, excluding short-term securities, were $3,201,087,023 and $1,278,910,610, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of December 31, 2017, gross unrealized appreciation and depreciation for investments and derivative financial instruments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$8,239,518,484

Gross unrealized appreciation	5,875,909,007
Gross unrealized depreciation	(225,480,271)

Net unrealized appreciation	$5,650,428,736

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2017, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is

36	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	37

Report of Independent Registered Public Accounting Firm	S&P 500 Index Master Portfolio

To the Board of Trustees of

Master Investment Portfolio and the Investors of S&P 500 Index Master Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of S&P 500 Index Master Portfolio (one of the funds constituting Master Investment Portfolio, referred to hereafter as the “Master Portfolio”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Master Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 14, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

38	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Rodney D. Johnson 1941	Chair of the Board and Trustee (Since 2009)	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 144 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 144 Portfolios	None
Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 144 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 144 Portfolios	None
Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 144 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee (Since 2009)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 144 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee (Since 2009)	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 144 Portfolios	None
Mark Stalnecker 1951	Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 144 Portfolios	None

TRUSTEE AND OFFICER INFORMATION	39

Trustee and Officer Information  (continued)

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 144 Portfolios	None
Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 144 Portfolios	None
Frederick W. Winter 1945	Trustee (Since 2009)	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 144 Portfolios	None

Interested Trustees (d)
Barbara G. Novick 1960	Trustee (Since 2015)	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 218 Portfolios	None
John M. Perlowski 1964	Trustee (Since 2015), President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	127 RICs consisting of 316 Portfolios	None
(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

(b) Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c) In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. (“BlackRock”) in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or is affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

(d) Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock and its affiliates. Ms. Novick and Mr. Perlowski are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Ms. Novick is a board member of the BlackRock Closed-End Complex and Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

40	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years
Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer (Since 2015)	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
(b) Officers of the Trust/MIP serve at the pleasure of the Board.

Further information about the Trust’s/MIP’s Trustees and Officers is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Administrator	Transfer Agent
BlackRock Advisors, LLC	BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809	Wilmington, DE 19809

Investment Adviser	Distributor
BlackRock Fund Advisors	BlackRock Investments, LLC
San Francisco, CA 94105	New York, NY 10022

Accounting Agent and Custodian	Independent Registered Public Accounting Firm
State Street Bank and Trust Company	PricewaterhouseCoopers LLP
Boston, MA 02111	Philadelphia, PA 19103

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105

TRUSTEE AND OFFICER INFORMATION	41

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

42	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	43

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SPSF-12/17-AR

DECEMBER 31, 2017

ANNUAL REPORT

BlackRock Funds III

➢	iShares U.S. Aggregate Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended December 31, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. The equity market advanced, month after month, despite geopolitical uncertainty and relatively high valuations, while bond returns were constrained by higher interest rates.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, longer-term U.S. Treasuries posted modest returns, as rising energy prices, modest wage increases, and steady job growth led to expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries throughout the world experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing short-term interest rates three times and setting expectations for additional interest rate increases. The Fed also began reducing the vast balance sheet reserves that had accumulated in the wake of the financial crisis. In October 2017, the Fed reduced its $4.5 trillion balance sheet by only $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) both continued to expand their balance sheets despite nascent signs of sustained economic growth. The Eurozone and Japan are both approaching the limits of central banks’ ownership share of national debt, which is a structural pressure point that limits their capacity to deliver additional monetary stimulus. In October 2017, the ECB announced plans to cut the amount of its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus until the inflation rate rises to its target of 2%.

Emerging market growth also stabilized, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

While escalating tensions between the United States and North Korea and our nation’s divided politics are concerning, benign credit conditions, modest inflation, solid corporate earnings, and the positive outlook for growth in the world’s largest economies have kept markets relatively tranquil.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018.

Further fueling optimism, Congress passed a sweeping tax reform bill in December 2017. The U.S. tax overhaul is likely to accentuate the reflationary themes already in place, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	11.42%	21.83%
U.S. small cap equities (Russell 2000® Index)	9.20	14.65
International equities (MSCI Europe, Australasia, Far East Index)	9.86	25.03
Emerging market equities (MSCI Emerging Markets Index)	15.92	37.28
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.55	0.86
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(0.01)	2.07
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.24	3.54
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.64	4.95
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.46	7.50
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of December 31, 2017	iShares U.S. Aggregate Bond Index Fund

Investment Objective

iShares U.S. Aggregate Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).

On February 24, 2017, the Board approved a proposal to change the name of BlackRock U.S. Total Bond Index Fund to iShares U.S. Aggregate Bond Index Fund, which was effective on June 19, 2017.

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended December 31, 2017, the Fund’s Institutional Shares returned 3.34%, Investor A Shares returned 3.19% and Class K Shares returned 3.39%. For the same period, the benchmark Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) returned 3.54%.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses. The Fund invests all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

As widely expected, the Fed increased the federal funds rate by 25 basis points at its March 15, 2017 Open Market Committee meeting. The market reacted not to the rise in rates, but to the lack of a hawkish accompanying statement as Chair Yellen’s prepared remarks contained no reference to the “asymmetric risks” facing policymakers. By the end of the quarter, following an unsuccessful attempt by the Trump administration to repeal the Affordable Care Act, investors began to call into question the administration’s ability to pass comprehensive tax reform and fiscal stimulus.

In the second quarter, the major themes affecting markets were ongoing political risk, the continuation of the synchronized global economic recovery and the specter of potentially tighter monetary policy across a number of regions. Treasury yields moved lower over the quarter as economic optimism retreated, and geopolitical risk increased, particularly regarding North Korea. Despite the weaker economic data, at its June meeting the Fed raised interest rates for the third time in six months and signaled its intention to begin reducing its balance sheet. In June, the European Central Bank, the Bank of England and the Bank of Canada all took more hawkish stances, causing global interest rates to rise as the second quarter drew to a close.

During the third quarter, U.S. Treasury yields trended lower as investors sought safe haven assets in light of the ongoing tensions on the Korean peninsula. In reaction, the yield on the 10-year Treasury note fell to its lowest level since the November 2016 presidential election. However, following a slight bump up in inflation and the U.S. administration’s announcement regarding its tax plan, 10- and 30-year Treasury yields rebounded to finish the quarter slightly higher. The economic picture was mixed but broadly positive over the quarter. Second-quarter GDP growth was revised up from 2.7% to 3% on an annualized basis, confirming a rebound from a weak first-quarter reading.

Bond markets rallied during the fourth quarter, equity indices continued to reach record levels, market volatility remained subdued and commodities rallied based on a strong global economy, the weak U.S. dollar and increased demand from China. A synchronized pick-up in global growth boosted corporate profits and commodity prices, while benign inflation prevented central banks from excessively tightening monetary policy. At the same time, investor anticipation regarding the most extensive U.S. tax overhaul since 1986, and the strong economy worldwide, contributed to a global sell-off in sovereign bonds in mid-December, with yields on 10-year Treasuries reaching their highest level since March 2017. The U.S. Treasury yield curve flattened significantly over 2017, likely the product of the Fed hiking short-term interest rates in an environment of subdued inflation. Credit-sensitive areas of the U.S. bond market generally outperformed in 2017 given the strong economic backdrop.

Describe recent portfolio activity.

During the period, the Master Portfolio maintained its objective of seeking to provide investment results that correspond to the total return performance of the Index by selecting securities in accordance with their relative proportion within the Index. Other factors considered in security selection included credit quality, industry, maturity structure, coupon rates and call features.

The Master Portfolio held cash committed for pending transactions. The cash balance did not have a material impact on performance.

Describe portfolio positioning at period end.

The Master Portfolio remains positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2017 (continued)	iShares U.S. Aggregate Bond Index Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming transaction costs and other operating expenses, including administration fees, if any.
(b)	The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests primarily in investment-grade U.S. Government securities and corporate bonds, as well as investment-grade mortgage-backed, asset-backed and commercial mortgage-backed securities.
(c)	A widely recognized unmanaged market-capitalization weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Performance Summary for the Period Ended December 31, 2017

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Average Annual Total Returns
				1 Year	5 Years	10 Years
Institutional	2.18%	2.17%	1.12%	3.34%	1.89%	3.83%
Investor A	1.93	1.92	1.10	3.19	1.64	3.58
Class K	2.23	2.22	1.14	3.39	1.94	3.89
Bloomberg Barclays U.S. Aggregate Bond Index	N/A	N/A	1.24	3.54	2.10	4.01

See “About Fund Performance” on page 6 for further information on how performance was calculated.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During the Period (a)	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,011.20	$0.46	$1,000.00	$1,024.75	$0.46	0.09%
Investor A	1,000.00	1,011.00	1.72	1,000.00	1,023.49	1.73	0.34
Class K	1,000.00	1,011.40	0.20	1,000.00	1,025.00	0.20	0.04

(a)	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

FUND SUMMARY	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to March 31, 2011, Institutional Shares’ performance results are those of Class K Shares restated to reflect Institutional Shares’ fees.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries. Prior to March 31, 2011, Investor A Shares’ performance results are those of Class K Shares restated to reflect Investor A Shares’ fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually agreed to waive a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on July 1, 2017 and held through December 31, 2017) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities

December 31, 2017

iShares U.S. Aggregate Bond Index Fund

ASSETS
Investments at value — Master Portfolio (cost — $971,703,846)	$976,910,843
Capital shares sold receivable	1,341,157

Total assets	978,252,000

LIABILITIES
Payables:
Contributions to the Master Portfolio	172,554
Administration fees	17,398
Capital shares redeemed	1,168,603
Professional fees	12,014
Service fees	25,717

Total liabilities	1,396,286

NET ASSETS	$976,855,714

NET ASSETS CONSIST OF
Paid-in capital	$975,182,299
Distributions in excess of net investment income	(2,100,741)
Accumulated net realized loss allocated from the Master Portfolio	(1,432,841)
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	5,206,997

NET ASSETS	$976,855,714

Institutional — Based on net assets of $98,927,230 and 9,767,868 shares outstanding, unlimited shares authorized, no par value	$10.13

Investor A — Based on net assets of $121,689,502 and 12,018,274 shares outstanding, unlimited shares authorized, no par value	$10.13

Class K — Based on net assets of $756,238,982 and 74,637,610 shares outstanding, unlimited shares authorized, no par value	$10.13

See notes to financial statements.

FINANCIAL STATEMENTS	7

Statement of Operations

Year Ended December 31, 2017

iShares U.S. Aggregate Bond Index Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Interest — unaffiliated	$16,842,589
Interest — affiliated	20,695
Dividends — affiliated	1,532,261
Securities lending income — affiliated — net	353
Foreign taxes withheld	(541)
Expenses	(350,917)
Fees waived	111,122

Total investment income	18,155,562

FUND EXPENSES
Service and distribution — class specific	261,379
Administration	182,282
Professional	11,036
Miscellaneous	4,275

Total expenses	458,972
Less fees waived and/or reimbursed by the Administrator	(11,036)

Total expenses after fees waived and/or reimbursed	447,936

Net investment income	17,707,626

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain from investments	1,090,306
Net change in unrealized appreciation (depreciation) on investments	6,862,180

Net realized and unrealized gain	7,952,486

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,660,112

See notes to financial statements.

8	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares U.S. Aggregate Bond Index Fund
	Year Ended December 31,
	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,707,626	$9,516,492
Net realized gain (loss)	1,090,306	(797,587)
Net change in unrealized appreciation (depreciation)	6,862,180	(5,280,286)

Net increase in net assets resulting from operations	25,660,112	3,438,619

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(2,117,961)	(1,992,284)
Investor A	(2,072,375)	(838,384)
Class K	(14,093,885)	(7,429,255)
From net realized gain:
Institutional	—	(97,217)
Investor A	—	(58,049)
Class K	—	(338,359)
From return of capital:
Institutional	—	(7,091)
Investor A	—	(3,294)
Class K	—	(25,760)

Decrease in net assets resulting from distributions to shareholders	(18,284,221)	(10,789,693)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	335,965,922	397,474,646

NET ASSETS
Total increase in net assets	343,341,813	390,123,572
Beginning of year	633,513,901	243,390,329

End of year	$976,855,714	$633,513,901

Distributions in excess of net investment income, end of year	$(2,100,741)	$(1,524,099)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Financial Highlights

(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund
	Institutional
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$10.02	$9.99		$10.17	$9.85	$10.65

Net investment income(a)	0.22	0.20		0.19	0.17	0.15
Net realized and unrealized gain (loss)	0.11	0.05		(0.16)	0.41	(0.40)

Net increase (decrease) from investment operations	0.33	0.25		0.03	0.58	(0.25)

Distributions:(b)
From net investment income	(0.22)	(0.21)		(0.19)	(0.17)	(0.18)
From net realized gain	—	(0.01)		(0.02)	(0.09)	(0.37)
From return of capital	—	(0.00	)(c)	—	—	—

Total distributions	(0.22)	(0.22)		(0.21)	(0.26)	(0.55)

Net asset value, end of year	$10.13	$10.02		$9.99	$10.17	$9.85

Total Return(d)
Based on net asset value	3.34%	2.48%		0.33%	5.88%	(2.39)%

Ratios to Average Net Assets(e)
Total expenses(f)	0.09%	0.10%		0.12%	0.17%	0.26%

Total expenses after fees waived and/or reimbursed(f)	0.09%	0.10%		0.11%	0.16%	0.25%

Net investment income(f)	2.15%	1.95%		1.85%	1.67%	1.48%

Supplemental Data
Net assets, end of year (000)	$98,927	$116,473		$58,043	$34,538	$22,939

Portfolio turnover rate of the Master Portfolio(g)	345%	278%		356%	476%	417%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(f)	Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.02%	0.02%	0.01%
Investments in underlying funds	0.01	0.01	0.02	0.02	—

(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Portfolio turnover rate (excluding MDRs)	193%	164%	300%	244%	214%

See notes to financial statements.

10	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)
	Investor A
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$10.01	$9.99		$10.17	$9.85	$10.65

Net investment income(a)	0.19	0.17		0.16	0.15	0.11
Net realized and unrealized gain (loss)	0.13	0.05		(0.15)	0.41	(0.39)

Net increase (decrease) from investment operations	0.32	0.22		0.01	0.56	(0.28)

Distributions:(b)
From net investment income	(0.20)	(0.19)		(0.17)	(0.15)	(0.15)
From net realized gain	—	(0.01)		(0.02)	(0.09)	(0.37)
From return of capital	—	(0.00	)(c)	—	—	—

Total distributions	(0.20)	(0.20)		(0.19)	(0.24)	(0.52)

Net asset value, end of year	$10.13	$10.01		$9.99	$10.17	$9.85

Total Return(d)
Based on net asset value	3.19%	2.14%		0.08%	5.63%	(2.63)%

Ratios to Average Net Assets(e)
Total expenses(f)	0.34%	0.35%		0.37%	0.41%	0.51%

Total expenses after fees waived and/or reimbursed(f)	0.34%	0.35%		0.36%	0.40%	0.50%

Net investment income(f)	1.91%	1.69%		1.61%	1.44%	1.10%

Supplemental Data
Net assets, end of year (000)	$121,690	$71,391		$19,145	$10,732	$3,735

Portfolio turnover rate of the Master Portfolio(g)	345%	278%		356%	476%	417%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(f)	Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.02%	0.02%	0.01%
Investments in underlying funds	0.01	0.01	0.02	0.02	—

(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Portfolio turnover rate (excluding MDRs)	193%	164%	300%	244%	214%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)
	Class K
	Year Ended December 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$10.02	$9.99		$10.17	$9.85	$10.65

Net investment income(a)	0.22	0.20		0.19	0.17	0.16
Net realized and unrealized gain (loss)	0.12	0.06		(0.15)	0.41	(0.41)

Net increase (decrease) from investment operations	0.34	0.26		0.04	0.58	(0.25)

Distributions:(b)
From net investment income	(0.23)	(0.22)		(0.20)	(0.17)	(0.18)
From net realized gain	—	(0.01)		(0.02)	(0.09)	(0.37)
From return of capital	—	(0.00	)(c)	—	—	—

Total distributions	(0.23)	(0.23)		(0.22)	(0.26)	(0.55)

Net asset value, end of year	$10.13	$10.02		$9.99	$10.17	$9.85

Total Return(d)
Based on net asset value	3.39%	2.53%		0.38%	5.94%	(2.35)%

Ratios to Average Net Assets(e)
Total expenses(f)	0.04%	0.05%		0.07%	0.12%	0.21%

Total expenses after fees waived and/or reimbursed(f)	0.04%	0.05%		0.06%	0.10%	0.20%

Net investment income(f)	2.21%	2.00%		1.89%	1.72%	1.52%

Supplemental Data
Net assets, end of year (000)	$756,239	$445,650		$166,203	$159,449	$96,193

Portfolio turnover rate of the Master Portfolio(g)	345%	278%		356%	476%	417%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(f)	Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.02%	0.02%	0.01%
Investments in underlying funds	0.01	0.01	0.02	0.02	—

(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Portfolio turnover rate (excluding MDRs)	193%	164%	300%	244%	214%

See notes to financial statements.

12	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements	iShares U.S. Aggregate Bond Index Fund

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. iShares U.S. Aggregate Bond Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified. The Trust is organized as a Delaware statutory trust.

The Fund seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2017, the percentage of the Master Portfolio owned by the Fund was 19.4%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	No	No	None
Class K Shares	No	No	None

On February 24, 2017, the Board approved a proposal to change the name of BlackRock U.S. Total Bond Index Fund to iShares U.S. Aggregate Bond Index Fund, which was effective on June 19, 2017.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds the Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Fund’s ordinary operating expenses, excluding,

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (continued)	iShares U.S. Aggregate Bond Index Fund

generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the relevant share class of the Fund as follows:

Institutional	Investor A	Class K
0.06%	0.06%	0.01%

For the year ended December 31, 2017, the following table shows the class specific administration fees borne directly by each class of the Fund:

Institutional	Investor A	Class K	Total
$57,840	$62,549	$61,893	$182,282

The Fund does not pay an investment advisory fee or investment management fee.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets of Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended December 31, 2017, the Investor A service fee was $261,379.

Expense Waivers and Reimbursements: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through April 30, 2018. For the year ended December 31, 2017, the amount waived and/or reimbursed was $11,036.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to the timing and recognition of partnership income were reclassified to the following accounts:

Distributions in excess of net investment income	$(47)
Accumulated net realized gain	47

14	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	iShares U.S. Aggregate Bond Index Fund

The tax character of distributions paid was as follows:

	12/31/17	12/31/16
Ordinary income	$18,284,221	$10,753,548
Return of capital	—	36,145

	$18,284,221	$10,789,693

As of period end, the tax components of accumulated net earnings (losses) were as follows:

Undistributed ordinary income	$93,729
Capital loss carryforwards	(2,240,128)
Net unrealized gains(a)	3,819,814

$1,673,415

(a)	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the timing and recognition of partnership income.

As of period end, the Fund had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains of $2,240,128.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 12/31/17		Year Ended 12/31/16
	Shares	Amount	Shares	Amount
Institutional
Shares sold	5,409,990	$54,763,935	9,997,004	$102,270,160
Shares issued in reinvestment of distributions	209,418	2,117,961	204,879	2,096,591
Shares redeemed	(7,477,988)	(75,431,009)	(4,384,125)	(44,963,519)

Net increase (decrease)	(1,858,580)	$(18,549,113)	5,817,758	$59,403,232

Investor A
Shares sold	9,743,745	$98,444,867	6,384,502	$65,506,281
Shares issued in reinvestment of distributions	204,788	2,072,311	88,119	899,723
Shares redeemed	(5,058,711)	(51,255,316)	(1,260,562)	(12,926,826)

Net increase	4,889,822	$49,261,862	5,212,059	$53,479,178

Class K
Shares sold	55,318,960	$560,198,900	38,207,729	$390,051,923
Shares issued in reinvestment of distributions	1,363,323	13,809,391	760,043	7,777,159
Shares redeemed	(26,519,341)	(268,755,118)	(11,124,387)	(113,236,846)

Net increase	30,162,942	$305,253,173	27,843,385	$284,592,236

Total Net Increase	33,194,184	$335,965,922	38,873,202	$397,474,646

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	15

Report of Independent Registered Public Accounting Firm	iShares U.S. Aggregate Bond Index Fund

To the Board of Trustees of BlackRock Funds III and the Shareholders of

iShares U.S. Aggregate Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of iShares U.S. Aggregate Bond Index Fund (one of the funds constituting BlackRock Funds III, referred to hereafter as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the administrator of the Master Portfolio. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information  (unaudited)

During the fiscal year ended December 31, 2017, the following information is provided with respect to the ordinary income distributions paid by the Fund:

Federal Obligation Interest(a)	28.12%
Interest-Related Dividends for Non-U.S. Residents and Qualified Short-Term Capital Gains(b)	82.01

(a)	The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.
(b)	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

16	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Master Portfolio Information as of December 31, 2017	U.S. Total Bond Index Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
U.S. Treasury Obligations	32%
U.S. Government Sponsored Agency Securities	27
Corporate Bonds	23
Foreign Agency Obligations	3
Non-Agency Mortgage-Backed Securities	1
Municipal Bonds	—	(a)
Asset Backed Securities	—	(a)
Short-Term Securities	14
TBA Sale Commitments	—	(a)

(a)	Represents less than 1%.

CREDIT QUALITY ALLOCATION (b)

Credit Rating	Percent of Total Investments (c)
AAA/Aaa(d)	74%
AA/Aa	3
A	11
BBB/Baa	12
NR	—	(a)

(b)	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)	Excludes short-term securities.
(d)	The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

FUND SUMMARY	17

Schedule of Investments December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 0.4%
American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93%, 09/15/22	$6,500	$6,470,060
Carmax Auto Owner Trust, Series 2016-3, Class A3, 1.39%, 05/17/21	3,000	2,974,431
Citibank Credit Card Issuance Trust:
Series 2016-A1, Class A1, 1.75%, 11/19/21	3,000	2,979,762
Series 2017-A3, Class A3, 1.92%, 04/07/22	3,600	3,577,543
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 03/15/21	750	749,291
Honda Auto Receivables Owner Trust, Series 2015-3, Class A4, 1.56%, 10/18/21	2,000	1,993,769
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 03/15/23	3,000	3,009,268
Toyota Auto Receivables Owner Trust, Series 2014-C, Class A4, 1.44%, 04/15/20	146	146,021

Total Asset-Backed Securities — 0.4% (Cost — $22,069,354)		21,900,145

Corporate Bonds — 26.0%

Aerospace & Defense — 0.5%
Boeing Capital Corp., 4.70%, 10/27/19	250	261,184
Boeing Co.:
2.35%, 10/30/21	75	75,301
2.13%, 03/01/22	250	247,879
1.88%, 06/15/23	500	481,642
2.80%, 03/01/27	1,000	990,281
6.13%, 02/15/33	100	133,393
3.30%, 03/01/35	65	64,713
3.38%, 06/15/46	250	242,948
Dover Corp., 3.15%, 11/15/25	250	253,406
Eaton Corp.:
2.75%, 11/02/22	250	250,731
3.10%, 09/15/27	190	186,670
4.00%, 11/02/32	200	206,512
4.15%, 11/02/42	250	260,322
Embraer Netherlands Finance BV:
5.05%, 06/15/25	250	265,000
5.40%, 02/01/27	500	540,000
General Dynamics Corp.:
3.88%, 07/15/21	50	52,487
2.25%, 11/15/22	500	493,543
Harris Corp.:
3.83%, 04/27/25	500	518,166
4.85%, 04/27/35	1,065	1,190,231
Illinois Tool Works, Inc., 2.65%, 11/15/26	1,000	976,144
L3 Technologies, Inc., 4.95%, 02/15/21	250	264,774
Lockheed Martin Corp.:
2.50%, 11/23/20	1,000	1,006,388
3.35%, 09/15/21	1,000	1,028,131
3.55%, 01/15/26	1,250	1,297,969
3.60%, 03/01/35	65	65,524
4.07%, 12/15/42	100	105,274
3.80%, 03/01/45	500	506,393
4.70%, 05/15/46	750	875,034
Northrop Grumman Corp.:
2.08%, 10/15/20	1,000	991,850
3.25%, 08/01/23	500	510,220
2.93%, 01/15/25	1,000	994,059
4.75%, 06/01/43	375	433,103
4.03%, 10/15/47	1,000	1,045,104
Parker-Hannifin Corp.:
4.20%, 11/21/34	250	272,871
4.10%, 03/01/47	500	537,460

Security	Par (000)	Value
Aerospace & Defense (continued)
Precision Castparts Corp.:
2.50%, 01/15/23	$150	$149,051
4.20%, 06/15/35	250	267,467
Raytheon Co.:
4.88%, 10/15/40	250	299,964
4.70%, 12/15/41	100	118,535
Rockwell Collins, Inc.:
2.80%, 03/15/22	1,000	1,001,409
3.50%, 03/15/27	1,000	1,018,177
Tyco Electronics Group SA, 3.45%, 08/01/24	75	77,101
United Technologies Corp.:
1.90%, 05/04/20	1,000	990,147
1.95%, 11/01/21	250	244,247
3.10%, 06/01/22	600	611,139
5.70%, 04/15/40	300	382,141
4.50%, 06/01/42	950	1,052,947
4.15%, 05/15/45	250	266,316
3.75%, 11/01/46	750	751,194
4.05%, 05/04/47	500	523,339

		25,377,881
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.00%, 01/15/24	250	265,762
3.25%, 04/01/26	545	549,156
3.30%, 03/15/27	500	503,353
3.90%, 02/01/35	190	193,018
3.88%, 08/01/42	50	49,780
4.75%, 11/15/45	160	179,165
4.55%, 04/01/46	750	823,658
4.40%, 01/15/47	500	533,513
United Parcel Service, Inc.:
5.13%, 04/01/19	50	51,859
3.13%, 01/15/21	500	512,307
2.05%, 04/01/21	500	497,355
2.45%, 10/01/22	500	498,797
3.05%, 11/15/27	500	500,037
6.20%, 01/15/38	100	137,638
3.63%, 10/01/42	250	253,244
3.40%, 11/15/46	220	212,783
3.75%, 11/15/47	500	516,253

		6,277,678
Airlines — 0.0%
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24	146	155,266
Series 2016-2, Class AA, 3.20%, 12/15/29	474	472,611
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	39	40,678
Southwest Airlines Co., 2.75%, 11/06/19	75	75,537
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 02/15/27	170	179,883
Series 2016-1, Class AA, 3.10%, 01/07/30	500	498,750
US Airways Pass Through Trust, Series 2013-1 Class A, 3.95%, 05/15/27	193	201,285

		1,624,010
Auto Components — 0.0%
Aptiv PLC, 4.40%, 10/01/46	500	515,038
BorgWarner, Inc., 3.38%, 03/15/25	70	70,275

		585,313
Automobiles — 0.1%
Ford Motor Co.:
4.35%, 12/08/26	750	781,937
7.45%, 07/16/31	150	196,082

18	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Automobiles (continued)
Ford Motor Co. (continued):
4.75%, 01/15/43	$350	$354,946
5.29%, 12/08/46	500	544,104
General Motors Co.:
4.88%, 10/02/23	600	649,304
5.00%, 04/01/35	750	794,800
6.60%, 04/01/36	250	304,597
5.15%, 04/01/38	500	533,077
5.20%, 04/01/45	250	264,160
6.75%, 04/01/46	275	346,244
5.40%, 04/01/48	500	545,367

		5,314,618
Banks — 3.1%
Australia & New Zealand Banking Group Ltd.:
2.25%, 06/13/19	250	250,306
2.30%, 06/01/21	1,000	991,439
Bancolombia SA, 5.95%, 06/03/21	100	108,150
Bank of Montreal, 2.35%, 09/11/22	2,000	1,967,372
Bank of New York Mellon Corp.:
Series G, 2.20%, 05/15/19	250	250,333
2.30%, 09/11/19	500	501,303
2.45%, 11/27/20	190	190,707
2.50%, 04/15/21	250	250,563
2.05%, 05/03/21	500	493,924
3.55%, 09/23/21	50	51,878
2.60%, 02/07/22	1,000	1,002,286
2.20%, 08/16/23	1,000	969,209
2.80%, 05/04/26	70	68,359
3.25%, 05/16/27	750	758,069
Series G, 2.15%, 02/24/20	250	249,643
Series G, 3.00%, 02/24/25	105	105,019
Bank of Nova Scotia:
1.95%, 01/15/19	250	249,819
2.45%, 03/22/21	500	500,324
2.45%, 09/19/22	2,000	1,976,303
4.50%, 12/16/25	250	262,989
Barclays Bank PLC, 5.14%, 10/14/20	1,000	1,058,956
Barclays PLC:
3.25%, 01/12/21	1,250	1,262,004
3.20%, 08/10/21	750	754,034
3.68%, 01/10/23	1,500	1,522,166
4.38%, 09/11/24	500	512,325
3.65%, 03/16/25	450	449,198
5.20%, 05/12/26	250	266,591
4.34%, 01/10/28	750	776,224
4.84%, 05/09/28	1,000	1,040,839
4.95%, 01/10/47	250	277,416
BB&T Corp.:
5.25%, 11/01/19	100	105,153
2.45%, 01/15/20	250	250,827
2.63%, 06/29/20	250	251,704
2.75%, 04/01/22	1,000	1,007,097
2.85%, 10/26/24	500	496,359
BNP Paribas SA:
2.40%, 12/12/18	500	501,411
5.00%, 01/15/21	100	107,489
3.25%, 03/03/23	250	255,483
4.25%, 10/15/24	250	263,929
BPCE SA:
2.50%, 12/10/18	250	250,703
2.65%, 02/03/21	1,000	1,002,820
4.00%, 04/15/24	250	264,057

Security	Par (000)	Value
Banks (continued)
Branch Banking & Trust Co.:
1.45%, 05/10/19	$1,000	$990,529
3.80%, 10/30/26	250	261,654
Citibank NA, 1.85%, 09/18/19	1,500	1,490,775
Citizens Bank NA/Providence RI:
2.50%, 03/14/19	500	501,184
2.55%, 05/13/21	1,000	996,299
2.65%, 05/26/22	250	247,714
Commonwealth Bank of Australia, New York:
2.25%, 03/13/19	250	250,160
2.30%, 03/12/20	250	250,144
Compass Bank:
2.75%, 09/29/19	250	250,691
3.88%, 04/10/25	250	250,797
Cooperatieve Rabobank UA:
2.25%, 01/14/19	250	250,269
2.50%, 01/19/21	2,000	2,009,154
2.75%, 01/10/22	2,000	2,016,106
3.88%, 02/08/22	150	157,558
3.95%, 11/09/22	1,000	1,042,599
4.63%, 12/01/23	500	535,977
3.38%, 05/21/25	500	514,429
4.38%, 08/04/25	1,250	1,319,507
3.75%, 07/21/26	500	506,518
5.25%, 05/24/41	25	31,527
5.25%, 08/04/45	250	300,880
Credit Suisse AG, New York:
2.30%, 05/28/19	600	600,581
5.40%, 01/14/20	150	158,333
3.00%, 10/29/21	250	252,565
3.63%, 09/09/24	1,250	1,293,427
Discover Bank:
7.00%, 04/15/20	500	544,991
3.20%, 08/09/21	1,000	1,014,438
4.20%, 08/08/23	2,000	2,100,243
Fifth Third Bancorp:
3.50%, 03/15/22	100	102,949
4.30%, 01/16/24	250	265,339
8.25%, 03/01/38	425	648,980
Fifth Third Bank:
2.30%, 03/15/19	1,000	1,000,757
2.88%, 10/01/21	200	201,963
3.85%, 03/15/26	500	515,816
First Republic Bank, 4.63%, 02/13/47	500	534,733
HSBC Bank USA NA, 4.88%, 08/24/20	500	528,769
HSBC Finance Corp., 6.68%, 01/15/21	47	52,255
HSBC Holdings PLC:
3.40%, 03/08/21	500	511,049
2.95%, 05/25/21	500	503,436
2.65%, 01/05/22	1,500	1,490,044
4.88%, 01/14/22	150	161,390
(3 mo. LIBOR US + 1.06%), 3.26%, 03/13/23(a)	1,000	1,013,921
3.60%, 05/25/23	750	771,643
4.25%, 03/14/24	500	522,289
4.25%, 08/18/25	500	518,513
4.30%, 03/08/26	1,000	1,063,180
3.90%, 05/25/26	1,000	1,037,139
4.38%, 11/23/26	2,000	2,088,036
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(a)	1,000	1,042,140
6.50%, 05/02/36	200	261,015
6.50%, 09/15/37	750	986,311
6.80%, 06/01/38	250	340,862
5.25%, 03/14/44	250	293,158

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
HSBC USA, Inc.:
2.25%, 06/23/19	$250	$249,986
2.35%, 03/05/20	1,000	999,874
2.75%, 08/07/20	250	251,371
Huntington Bancshares, Inc., 3.15%, 03/14/21	250	253,933
ING Groep NV, 3.95%, 03/29/27	250	260,631
Intesa Sanpaolo SpA, 5.25%, 01/12/24	250	273,891
KeyBank NA:
2.25%, 03/16/20	500	498,534
2.50%, 11/22/21	1,000	994,747
2.30%, 09/14/22	350	343,112
KeyCorp:
2.30%, 12/13/18	340	340,509
2.90%, 09/15/20	500	504,679
5.10%, 03/24/21	100	107,767
KFW:
1.50%, 02/06/19	2,000	1,990,951
1.88%, 04/01/19	500	499,535
1.00%, 07/15/19	1,250	1,231,296
1.25%, 09/30/19	2,000	1,973,565
1.50%, 04/20/20	1,250	1,233,927
1.63%, 05/29/20	1,605	1,587,378
1.88%, 06/30/20	750	745,675
2.75%, 10/01/20	500	508,225
1.88%, 11/30/20	1,000	992,500
1.63%, 03/15/21	1,250	1,227,567
1.50%, 06/15/21	1,500	1,462,776
2.00%, 11/30/21	2,000	1,979,199
2.13%, 03/07/22	1,000	993,363
2.13%, 06/15/22	2,250	2,230,467
2.13%, 01/17/23	200	197,750
2.50%, 11/20/24	2,000	1,997,101
2.00%, 05/02/25	2,000	1,928,414
Korea Development Bank, 3.00%, 03/17/19	350	351,286
Lloyds Bank PLC, 2.70%, 08/17/20	250	250,975
Lloyds Banking Group PLC:
3.10%, 07/06/21	500	505,045
3.00%, 01/11/22	2,000	2,009,979
4.58%, 12/10/25	250	262,138
4.65%, 03/24/26	250	263,976
3.57%, 11/07/28(b)	500	495,297
5.30%, 12/01/45	250	296,282
Manufacturers & Traders Trust Co., 2.10%, 02/06/20	250	249,175
National Australia Bank Ltd.:
2.00%, 01/14/19	500	499,141
1.38%, 07/12/19	500	493,766
2.50%, 05/22/22	1,000	992,217
2.50%, 07/12/26	250	238,079
Oesterreichische Kontrollbank AG:
1.63%, 03/12/19	500	497,911
1.75%, 01/24/20	500	496,480
PNC Bank NA(i):
2.20%, 01/28/19	500	500,152
2.25%, 07/02/19	350	350,207
1.45%, 07/29/19	500	493,719
2.30%, 06/01/20	500	499,507
2.45%, 11/05/20	1,250	1,251,873
2.15%, 04/29/21	500	495,552
2.45%, 07/28/22	750	743,692
2.95%, 01/30/23	250	251,658
2.95%, 02/23/25	250	249,495
PNC Funding Corp., 3.30%, 03/08/22(i)	75	77,006

Security	Par (000)	Value
Banks (continued)
Regions Financial Corp.:
3.20%, 02/08/21	$1,000	$1,017,460
2.75%, 08/14/22	500	498,427
Royal Bank of Canada:
2.00%, 12/10/18	250	249,732
1.50%, 07/29/19	250	247,142
2.15%, 03/06/20	250	249,096
2.50%, 01/19/21	250	250,741
4.65%, 01/27/26	700	754,337
Santander Holdings USA, Inc.:
2.70%, 05/24/19	500	501,090
2.65%, 04/17/20	150	149,920
3.70%, 03/28/22(c)	2,000	2,024,068
Santander Issuances SAU, 5.18%, 11/19/25	200	215,999
Santander UK Group Holdings PLC:
2.88%, 10/16/20	1,065	1,068,520
3.13%, 01/08/21	75	75,705
2.88%, 08/05/21	1,000	997,550
Santander UK PLC:
2.50%, 03/14/19	500	501,537
2.38%, 03/16/20	250	250,063
Sumitomo Mitsui Banking Corp.:
2.45%, 01/10/19	250	250,562
2.05%, 01/18/19	1,000	998,495
2.45%, 01/16/20	250	250,079
2.45%, 10/20/20	750	751,252
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 03/09/21	1,500	1,514,203
2.44%, 10/19/21	1,000	989,466
2.85%, 01/11/22	1,000	1,001,986
3.78%, 03/09/26	500	517,036
3.01%, 10/19/26	250	243,354
3.36%, 07/12/27	1,000	997,788
SunTrust Bank, 2.45%, 08/01/22	1,000	986,048
SunTrust Banks, Inc., 2.90%, 03/03/21	500	505,597
Svenska Handelsbanken AB, 2.45%, 03/30/21	500	499,307
Synchrony Bank, 3.00%, 06/15/22	500	497,964
Toronto-Dominion Bank:
2.25%, 11/05/19	300	300,181
1.85%, 09/11/20	300	296,683
2.13%, 04/07/21	500	495,238
(5 year USD Swap + 2.21%), 3.63%, 09/15/31(a)	500	498,710
US Bancorp.:
4.13%, 05/24/21	50	52,709
Series V, 2.63%, 01/24/22	2,000	2,011,485
Series V, 2.38%, 07/22/26	500	470,761
US Bank NA:
1.40%, 04/26/19	750	744,124
2.13%, 10/28/19	250	250,091
2.05%, 10/23/20	1,000	992,796
2.80%, 01/27/25	500	496,628
Wells Fargo & Co.:
2.15%, 01/15/19	250	250,401
2.13%, 04/22/19	350	349,945
2.15%, 01/30/20	460	458,991
2.60%, 07/22/20	500	503,079
2.55%, 12/07/20	750	753,038
3.00%, 01/22/21	250	253,561
2.50%, 03/04/21	740	739,661
4.60%, 04/01/21	1,000	1,062,704
2.10%, 07/26/21	500	491,628
2.63%, 07/22/22	1,750	1,740,587
3.07%, 01/24/23	2,500	2,518,762

20	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued):
3.45%, 02/13/23	$450	$458,571
4.13%, 08/15/23	250	263,638
4.48%, 01/16/24	250	268,696
3.30%, 09/09/24	750	761,633
3.00%, 02/19/25	350	347,077
3.55%, 09/29/25	1,000	1,026,466
3.00%, 04/22/26	750	735,825
4.10%, 06/03/26	520	545,283
3.00%, 10/23/26	1,750	1,715,274
4.30%, 07/22/27	500	532,403
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(a)	1,000	1,019,457
5.38%, 11/02/43	400	476,317
5.61%, 01/15/44	656	808,779
4.65%, 11/04/44	345	376,220
3.90%, 05/01/45	150	155,584
4.90%, 11/17/45	500	565,892
4.40%, 06/14/46	600	632,785
4.75%, 12/07/46	1,100	1,229,403
Wells Fargo Bank NA:
1.75%, 05/24/19	2,500	2,486,108
2.15%, 12/06/19	750	748,843
Wells Fargo Capital X, 5.95%, 12/01/86	250	283,750
Westpac Banking Corp.:
2.25%, 01/17/19	350	350,988
4.88%, 11/19/19	50	52,416
2.60%, 11/23/20	500	502,030
2.10%, 05/13/21	500	494,131
2.85%, 05/13/26	500	487,984
(5 year USD ICE Swap + 2.24%), 4.32%, 11/23/31(a)	750	772,734

		154,027,421
Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 02/01/19	1,000	997,927
2.15%, 02/01/19	500	500,574
2.65%, 02/01/21	1,160	1,165,821
2.63%, 01/17/23	500	498,215
3.30%, 02/01/23	2,250	2,302,410
3.70%, 02/01/24	750	780,597
3.65%, 02/01/26	2,500	2,579,944
4.70%, 02/01/36	1,500	1,677,224
4.63%, 02/01/44	650	717,184
4.90%, 02/01/46	2,220	2,572,956
Anheuser-Busch InBev Worldwide, Inc.:
7.75%, 01/15/19	250	264,028
3.75%, 01/15/22	3,000	3,135,544
2.50%, 07/15/22	1,200	1,190,899
8.20%, 01/15/39	150	238,557
4.95%, 01/15/42	500	578,760
3.75%, 07/15/42	300	291,770
4.44%, 10/06/48	632	688,492
Coca-Cola Co.:
1.88%, 10/27/20	500	497,416
2.45%, 11/01/20	350	352,555
2.20%, 05/25/22	250	248,167
2.88%, 10/27/25	125	125,005
2.55%, 06/01/26	750	729,903
2.90%, 05/25/27	250	249,566
Coca-Cola Femsa SAB de CV, 3.88%, 11/26/23	500	523,022
Constellation Brands, Inc., 3.70%, 12/06/26	750	771,175
Diageo Capital PLC:
4.83%, 07/15/20	500	531,341
2.63%, 04/29/23	250	249,956

Security	Par (000)	Value
Beverages (continued)
Diageo Capital PLC (continued):
3.88%, 04/29/43	$125	$130,808
Diageo Investment Corp.:
2.88%, 05/11/22	100	101,505
4.25%, 05/11/42	250	274,752
Dr Pepper Snapple Group, Inc.:
2.70%, 11/15/22	100	99,673
4.42%, 12/15/46	500	525,388
Molson Coors Brewing Co.:
2.10%, 07/15/21	750	735,099
3.50%, 05/01/22	75	77,033
3.00%, 07/15/26	1,345	1,316,459
5.00%, 05/01/42	750	850,531
Pepsi-Cola Metropolitan Bottling Co., Inc., Series B, 7.00%, 03/01/29	200	269,875
PepsiCo, Inc.:
2.25%, 01/07/19	250	250,709
1.50%, 02/22/19	1,000	995,429
1.35%, 10/04/19	250	247,026
2.75%, 03/05/22	250	252,979
3.10%, 07/17/22	500	511,980
2.75%, 03/01/23	300	302,729
3.60%, 03/01/24	250	262,165
2.75%, 04/30/25	1,000	1,002,475
3.50%, 07/17/25	250	259,904
2.85%, 02/24/26	500	496,024
2.38%, 10/06/26	1,000	950,997
4.88%, 11/01/40	100	120,399
3.60%, 08/13/42	100	100,170
4.60%, 07/17/45	500	580,759
4.45%, 04/14/46	500	568,170
3.45%, 10/06/46	250	242,533

		35,984,579
Biotechnology — 0.4%
Amgen, Inc.:
2.20%, 05/22/19	250	250,051
3.45%, 10/01/20	100	102,764
4.10%, 06/15/21	250	261,134
1.85%, 08/19/21	250	243,710
2.70%, 05/01/22	500	499,469
2.25%, 08/19/23	250	242,468
3.63%, 05/22/24	250	259,747
3.13%, 05/01/25	750	753,071
2.60%, 08/19/26	715	684,634
5.65%, 06/15/42	750	935,025
4.40%, 05/01/45	425	462,416
4.56%, 06/15/48	500	557,506
4.66%, 06/15/51	904	1,011,128
Baxalta, Inc.:
2.88%, 06/23/20	500	503,230
4.00%, 06/23/25	100	103,358
5.25%, 06/23/45	350	407,900
Biogen, Inc.:
2.90%, 09/15/20	1,500	1,520,432
4.05%, 09/15/25	595	629,628
5.20%, 09/15/45	250	296,769
Celgene Corp.:
2.88%, 08/15/20	500	504,660
3.25%, 08/15/22	150	152,375
3.55%, 08/15/22	750	772,522
4.00%, 08/15/23	750	789,060
3.88%, 08/15/25	500	517,543
5.25%, 08/15/43	145	167,409

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Biotechnology (continued)
Celgene Corp. (continued):
5.00%, 08/15/45	$750	$850,942
Gilead Sciences, Inc.:
1.85%, 09/20/19	500	497,923
2.55%, 09/01/20	500	504,443
1.95%, 03/01/22	1,000	975,770
2.50%, 09/01/23	500	493,611
3.70%, 04/01/24	750	784,642
3.50%, 02/01/25	170	175,816
3.65%, 03/01/26	1,325	1,374,554
2.95%, 03/01/27	500	491,771
4.60%, 09/01/35	350	394,371
5.65%, 12/01/41	50	63,401
4.50%, 02/01/45	150	166,714
4.75%, 03/01/46	1,000	1,156,740
4.15%, 03/01/47	750	797,757

		21,356,464
Building Products — 0.1%
Johnson Controls International PLC:
3.63%, 07/02/24(d)	80	82,914
5.13%, 09/14/45	250	293,468
4.95%, 07/02/64(d)	250	275,389
Masco Corp., 4.38%, 04/01/26	1,000	1,055,500
Owens Corning:
4.20%, 12/15/22	1,150	1,205,835
4.20%, 12/01/24	250	261,917

		3,175,023
Capital Markets — 1.0%
Ameriprise Financial, Inc.:
4.00%, 10/15/23	150	159,628
2.88%, 09/15/26	500	486,198
Ares Capital Corp., 3.88%, 01/15/20	300	305,300
Brookfield Asset Management, Inc., 4.00%, 01/15/25	250	256,564
Charles Schwab Corp.:
4.45%, 07/22/20	100	105,373
3.00%, 03/10/25	80	79,735
CME Group, Inc.:
3.00%, 03/15/25	250	252,844
5.30%, 09/15/43	100	128,385
Franklin Resources, Inc., 2.80%, 09/15/22	150	150,787
Goldman Sachs Capital I, 6.35%, 02/15/34	250	314,646
Goldman Sachs Group, Inc.:
2.63%, 01/31/19	500	502,160
7.50%, 02/15/19	150	158,525
2.55%, 10/23/19	755	756,420
5.38%, 03/15/20	500	530,166
2.60%, 04/23/20	600	600,817
2.88%, 02/25/21	1,000	1,007,394
2.63%, 04/25/21	500	499,652
5.25%, 07/27/21	500	541,895
2.35%, 11/15/21	1,500	1,477,259
5.75%, 01/24/22	350	388,091
3.00%, 04/26/22	3,000	3,011,761
The Goldman Sachs Group, Inc., 2.88%, 10/31/22(b)	1,000	997,134
Goldman Sachs Group, Inc.:
3.63%, 01/22/23	150	154,955
4.00%, 03/03/24	425	445,883
3.85%, 07/08/24	500	518,633
3.50%, 01/23/25	750	761,874
3.75%, 05/22/25	250	257,563
3.27%, 09/29/25(b)	1,000	995,971
4.25%, 10/21/25	1,050	1,097,386

Security	Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued):
3.75%, 02/25/26	$380	$389,914
5.95%, 01/15/27	250	292,043
3.85%, 01/26/27	2,000	2,053,314
The Goldman Sachs Group, Inc., (3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(a)	500	507,229
Goldman Sachs Group, Inc.:
6.13%, 02/15/33	400	509,823
6.75%, 10/01/37	1,150	1,539,440
The Goldman Sachs Group, Inc., 4.02%, 10/31/38(b)	1,000	1,028,392
Goldman Sachs Group, Inc.:
4.80%, 07/08/44	250	285,139
5.15%, 05/22/45	500	579,822
4.75%, 10/21/45	1,250	1,431,891
Invesco Finance PLC, 4.00%, 01/30/24	250	263,624
Jefferies Group LLC:
8.50%, 07/15/19	125	135,772
5.13%, 01/20/23	650	704,473
4.85%, 01/15/27	1,000	1,063,137
Landwirtschaftliche Rentenbank, Series 36, 2.00%, 12/06/21	2,000	1,978,681
Lazard Group LLC, 4.25%, 11/14/20	150	156,237
Legg Mason, Inc., 5.63%, 01/15/44	125	139,360
Morgan Stanley:
2.45%, 02/01/19	925	927,343
7.30%, 05/13/19	500	533,055
2.38%, 07/23/19	500	500,563
5.63%, 09/23/19	250	263,454
2.65%, 01/27/20	1,250	1,255,644
2.80%, 06/16/20	1,000	1,009,023
5.75%, 01/25/21	750	817,302
2.50%, 04/21/21	500	499,163
5.50%, 07/28/21	1,600	1,750,142
2.63%, 11/17/21	750	746,582
4.88%, 11/01/22	500	538,411
3.75%, 02/25/23	500	518,181
4.10%, 05/22/23	250	260,460
3.88%, 04/29/24	250	261,019
3.70%, 10/23/24	500	516,664
4.00%, 07/23/25	505	528,761
5.00%, 11/24/25	250	273,560
3.88%, 01/27/26	500	521,183
3.13%, 07/27/26	500	493,165
4.35%, 09/08/26	500	523,929
3.63%, 01/20/27	2,000	2,046,909
3.95%, 04/23/27	250	253,870
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(a)	1,250	1,261,505
7.25%, 04/01/32	50	69,232
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(a)	1,000	1,035,494
6.38%, 07/24/42	50	69,517
4.30%, 01/27/45	500	539,289
4.38%, 01/22/47	1,000	1,096,182
Nasdaq, Inc., 4.25%, 06/01/24	250	263,557
Nomura Holdings, Inc., 2.75%, 03/19/19	250	251,870
Raymond James Financial, Inc., 4.95%, 07/15/46	500	565,277
State Street Corp.:
3.10%, 05/15/23	250	252,170
3.30%, 12/16/24	405	418,316
2.65%, 05/19/26	1,000	972,814
TD Ameritrade Holding Corp., 2.95%, 04/01/22	250	252,994

		52,087,890

22	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chemicals — 0.5%
Agrium, Inc.:
3.15%, 10/01/22	$1,050	$1,061,854
3.50%, 06/01/23	250	256,474
3.38%, 03/15/25	1,395	1,401,454
4.90%, 06/01/43	500	557,882
Albemarle Corp., 4.15%, 12/01/24	250	264,899
Dow Chemical Co.:
8.55%, 05/15/19	100	108,318
4.25%, 11/15/20	186	194,253
4.13%, 11/15/21	50	52,427
3.00%, 11/15/22	250	251,325
4.25%, 10/01/34	600	630,627
9.40%, 05/15/39	250	427,338
5.25%, 11/15/41	100	116,453
4.38%, 11/15/42	250	263,040
E.I. du Pont de Nemours & Co.:
4.25%, 04/01/21	500	526,210
2.80%, 02/15/23	1,000	997,787
Eastman Chemical Co.:
2.70%, 01/15/20	500	503,225
3.60%, 08/15/22	200	206,209
3.80%, 03/15/25	1,050	1,094,718
4.80%, 09/01/42	250	274,883
Ecolab, Inc.:
2.25%, 01/12/20	135	134,930
4.35%, 12/08/21	122	129,858
3.25%, 01/14/23	250	255,614
EI du Pont de Nemours & Co., 2.20%, 05/01/20	2,250	2,248,017
LYB International Finance BV:
4.00%, 07/15/23	450	471,053
5.25%, 07/15/43	75	87,227
4.88%, 03/15/44	350	388,474
LYB International Finance II BV, 3.50%, 03/02/27	1,000	1,005,063
LyondellBasell Industries NV, 4.63%, 02/26/55	100	105,825
Methanex Corp.:
3.25%, 12/15/19	250	251,116
4.25%, 12/01/24	250	252,732
Monsanto Co.:
2.85%, 04/15/25	1,000	977,948
4.20%, 07/15/34	800	833,869
4.40%, 07/15/44	150	159,832
3.95%, 04/15/45	120	117,420
Mosaic Co.:
3.75%, 11/15/21	50	51,116
4.25%, 11/15/23	1,000	1,035,516
5.45%, 11/15/33	250	272,264
Potash Corp. of Saskatchewan, Inc.:
3.63%, 03/15/24	250	256,242
3.00%, 04/01/25	250	245,023
4.00%, 12/15/26	250	260,091
PPG Industries, Inc., 2.30%, 11/15/19	350	350,036
Praxair, Inc.:
2.70%, 02/21/23	1,000	1,004,642
2.65%, 02/05/25	165	163,250
3.20%, 01/30/26	250	256,802
Rohm & Haas Co., 7.85%, 07/15/29	250	342,940
Sherwin-Williams Co.:
3.95%, 01/15/26	500	521,416
3.45%, 06/01/27	1,000	1,015,996
4.50%, 06/01/47	500	546,672
Westlake Chemical Corp.:
3.60%, 08/15/26	500	502,887

Security	Par (000)	Value
Chemicals (continued)
Westlake Chemical Corp. (continued):
5.00%, 08/15/46	$750	$842,495

		24,275,742
Commercial Services & Supplies — 0.1%
George Washington University:
4.87%, 09/15/45	100	119,383
Series 2014, 4.30%, 09/15/44	250	273,975
Massachusetts Institute of Technology, 4.68%, 12/31/99	300	350,328
Northwestern University, 3.87%, 12/01/48	100	105,163
Northwestern University, Series 2017, 3.66%, 12/01/57	58	59,612
Pitney Bowes, Inc., 3.63%, 10/01/21	750	697,500
President and Fellows of Harvard College:
3.15%, 07/15/46	75	73,186
3.30%, 07/15/56	200	195,781
Republic Services, Inc.:
5.25%, 11/15/21	50	54,587
3.55%, 06/01/22	250	257,717
4.75%, 05/15/23	250	271,601
3.20%, 03/15/25	250	251,375
2.90%, 07/01/26	85	83,231
The Board of Trustees of The Leland Stanford Junior University, 3.65%, 05/01/48	250	267,279
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	110	109,707
University of Southern California, 3.03%, 10/01/39	200	190,910
Waste Management, Inc.:
4.60%, 03/01/21	100	106,192
2.90%, 09/15/22	200	201,132
3.90%, 03/01/35	315	330,235

		3,998,894
Communications Equipment — 0.1%
Cisco Systems, Inc.:
2.13%, 03/01/19	500	500,561
1.40%, 09/20/19	1,250	1,236,960
2.45%, 06/15/20	500	503,271
2.20%, 02/28/21	250	249,207
2.90%, 03/04/21	125	127,278
2.60%, 02/28/23	500	500,955
2.95%, 02/28/26	500	502,361
5.90%, 02/15/39	500	683,597
5.50%, 01/15/40	850	1,124,721
Juniper Networks, Inc.:
4.35%, 06/15/25	250	257,858
5.95%, 03/15/41	500	559,668
Motorola Solutions, Inc.:
3.50%, 09/01/21	500	507,531
3.75%, 05/15/22	150	154,072
3.50%, 03/01/23	250	251,760

		7,159,800
Construction & Engineering — 0.0%
ABB Finance USA, Inc., 2.88%, 05/08/22	100	101,673
Fluor Corp., 3.50%, 12/15/24	250	256,667

		358,340
Construction Materials — 0.0%
Vulcan Materials Co., 3.90%, 04/01/27	1,000	1,021,330
WW Grainger, Inc., 4.60%, 06/15/45	250	273,646

		1,294,976
Consumer Discretionary — 0.0%
Ecolab, Inc., 3.70%, 11/01/46	250	242,174
Royal Caribbean Cruises, Ltd., 3.70%, 03/15/28	225	222,958

		465,132

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Consumer Finance — 0.4%
American Express Co.:
2.65%, 12/02/22	$1,000	$993,042
3.00%, 10/30/24	1,000	998,341
3.63%, 12/05/24	300	308,684
4.05%, 12/03/42	67	71,196
Automatic Data Processing, Inc., 2.25%, 09/15/20	500	501,287
Block Financial LLC, 4.13%, 10/01/20	500	515,373
Capital One Bank USA NA:
2.25%, 02/13/19	250	249,672
3.38%, 02/15/23	350	353,455
Capital One Financial Corp.:
2.45%, 04/24/19	250	250,584
2.50%, 05/12/20	1,000	998,748
4.75%, 07/15/21	1,000	1,068,479
3.50%, 06/15/23	110	111,927
3.75%, 04/24/24	250	256,828
3.20%, 02/05/25	250	247,555
4.20%, 10/29/25	340	349,800
3.75%, 07/28/26	230	229,033
3.75%, 03/09/27	500	505,335
Capital One NA/Mclean, 2.25%, 09/13/21	1,000	980,945
Caterpillar Financial Services Corp.:
1.35%, 05/18/19	1,000	990,213
1.70%, 08/09/21	1,000	975,256
3.30%, 06/09/24	250	256,844
Discover Financial Services:
3.95%, 11/06/24	350	357,520
3.75%, 03/04/25	75	75,495
Equifax, Inc., 3.25%, 06/01/26	250	239,098
MasterCard, Inc., 3.38%, 04/01/24	250	259,618
Synchrony Financial:
3.00%, 08/15/19	2,000	2,013,908
3.75%, 08/15/21	1,500	1,538,115
4.50%, 07/23/25	190	198,551
Total System Services, Inc., 4.80%, 04/01/26	500	540,947
Visa, Inc.:
2.20%, 12/14/20	500	499,606
2.15%, 09/15/22	1,000	986,096
2.80%, 12/14/22	750	760,988
3.15%, 12/14/25	1,945	1,988,368
2.75%, 09/15/27	150	147,999
4.15%, 12/14/35	500	555,130
4.30%, 12/14/45	500	568,965
3.65%, 09/15/47	195	200,066

		22,143,067
Containers & Packaging — 0.0%
Fibria Overseas Finance, Ltd., 5.50%, 01/17/27	1,000	1,072,500
Packaging Corp. of America, 4.50%, 11/01/23	250	268,944

		1,341,444
Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.75%, 05/15/19	500	507,913
3.95%, 02/01/22	1,250	1,288,307
3.65%, 07/21/27	1,000	989,664
Air Lease Corp.:
3.38%, 01/15/19	250	252,422
3.88%, 04/01/21	175	181,261
4.25%, 09/15/24	250	262,338
American Express Credit Corp.:
2.13%, 03/18/19	400	400,002
1.88%, 05/03/19	2,000	1,991,963
2.25%, 08/15/19	250	250,522

Security	Par (000)	Value
Diversified Financial Services (continued)
American Express Credit Corp. (continued):
2.60%, 09/14/20	$145	$145,734
2.25%, 05/05/21	1,000	992,109
2.70%, 03/03/22	1,000	1,003,244
3.30%, 05/03/27	500	507,386
American Honda Finance Corp.:
2.15%, 03/13/20	250	249,325
1.65%, 07/12/21	750	731,514
2.30%, 09/09/26	1,000	946,526
Banco Santander SA:
3.50%, 04/11/22	1,600	1,631,437
3.13%, 02/23/23	1,000	994,911
Bank of America Corp.:
2.63%, 10/19/20	750	756,297
2.63%, 04/19/21	1,500	1,507,652
(3 mo. LIBOR US + 0.66%), 2.37%, 07/21/21(a)	500	499,124
2.50%, 10/21/22	1,000	989,361
3.30%, 01/11/23	1,000	1,023,000
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(a)	1,000	1,001,471
(3 mo. LIBOR US + 0.93%), 2.82%, 07/21/23(a)	500	499,024
3.00%, 12/20/23(b)(c)	1,144	1,146,937
4.00%, 04/01/24	500	528,563
4.20%, 08/26/24	750	789,803
4.00%, 01/22/25	750	780,271
3.88%, 08/01/25	2,250	2,373,365
3.09%, 10/01/25(b)	1,000	997,707
4.45%, 03/03/26	1,340	1,430,321
3.50%, 04/19/26	645	659,450
4.25%, 10/22/26	290	305,612
3.25%, 10/21/27	375	372,120
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(a)	750	775,778
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(a)	1,000	1,026,394
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(a)	500	508,227
3.42%, 12/20/28(b)(c)	1,044	1,044,224
6.11%, 01/29/37	350	447,459
7.75%, 05/14/38	200	299,677
5.88%, 02/07/42	100	132,416
5.00%, 01/21/44	250	301,995
(3 mo. LIBOR US + 1.99%), 4.44%, 01/20/48(a)	1,150	1,296,001
Series L, 2.60%, 01/15/19	73	73,250
Series L, 2.65%, 04/01/19	3,500	3,519,871
Series L, 2.25%, 04/21/20	750	750,524
Series L, 3.95%, 04/21/25	655	677,348
Series L, 4.18%, 11/25/27	1,000	1,044,266
Brookfield Finance, Inc., 4.70%, 09/20/47	500	523,988
Citigroup, Inc.:
2.05%, 12/07/18	750	749,215
2.55%, 04/08/19	1,000	1,003,530
2.05%, 06/07/19	500	498,550
2.50%, 07/29/19	250	250,767
2.45%, 01/10/20	2,000	2,000,922
2.40%, 02/18/20	695	694,187
2.70%, 03/30/21	750	752,278
2.90%, 12/08/21	750	754,936
2.75%, 04/25/22	1,500	1,496,965
4.05%, 07/30/22	250	260,200
3.50%, 05/15/23	500	508,944
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(a)	500	497,495
3.88%, 03/26/25	500	511,824
3.30%, 04/27/25	155	156,445
4.40%, 06/10/25	500	527,767
3.70%, 01/12/26	1,000	1,029,509
4.60%, 03/09/26	250	266,055
3.40%, 05/01/26	500	502,986

24	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
Citigroup, Inc. (continued):
3.20%, 10/21/26	$500	$496,093
4.30%, 11/20/26	150	156,858
4.45%, 09/29/27	1,000	1,058,703
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(a)	1,000	1,035,082
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(a)	500	507,275
4.13%, 07/25/28	750	772,991
3.52%, 10/27/28(b)	1,500	1,507,076
6.63%, 06/15/32	100	127,433
6.13%, 08/25/36	184	231,844
8.13%, 07/15/39	575	919,383
6.68%, 09/13/43	250	345,990
5.30%, 05/06/44	500	590,338
4.65%, 07/30/45	250	284,543
4.75%, 05/18/46	500	551,175
Credit Suisse Group Funding Guernsey Ltd.:
3.13%, 12/10/20	250	253,007
3.45%, 04/16/21	2,000	2,046,702
3.80%, 09/15/22	500	515,770
3.80%, 06/09/23	1,000	1,031,294
3.75%, 03/26/25	500	510,194
4.55%, 04/17/26	250	267,671
4.88%, 05/15/45	500	575,520
Daimler Finance North America LLC, 8.50%, 01/18/31	100	151,067
Deutsche Bank AG:
2.85%, 05/10/19	1,000	1,003,331
3.13%, 01/13/21	200	201,178
4.25%, 10/14/21	665	691,843
4.10%, 01/13/26	350	356,159
Deutsche Bank AG, London:
2.50%, 02/13/19	250	249,898
3.70%, 05/30/24	215	216,445
Ford Motor Credit Co. LLC:
2.38%, 03/12/19	500	500,179
2.26%, 03/28/19	1,000	998,498
2.02%, 05/03/19	1,000	995,466
2.60%, 11/04/19	250	250,164
2.46%, 03/27/20	250	249,197
2.34%, 11/02/20	1,000	990,511
5.75%, 02/01/21	250	271,421
3.34%, 03/18/21	500	507,818
3.10%, 05/04/23	500	497,136
4.38%, 08/06/23	220	231,661
3.66%, 09/08/24	1,000	1,012,889
4.13%, 08/04/25	500	517,109
4.39%, 01/08/26	250	262,299
3.82%, 11/02/27	1,000	1,000,261
GE Capital International Funding Co.:
2.34%, 11/15/20	3,270	3,254,923
3.37%, 11/15/25	1,227	1,247,938
4.42%, 11/15/35	2,185	2,364,731
General Motors Financial Co., Inc.:
2.35%, 10/04/19	250	249,265
3.15%, 01/15/20	1,000	1,011,294
3.20%, 07/13/20	1,000	1,013,573
3.70%, 11/24/20	250	256,646
4.20%, 03/01/21	750	779,966
3.45%, 04/10/22	150	152,000
4.00%, 01/15/25	250	256,867
4.30%, 07/13/25	1,000	1,042,091
5.25%, 03/01/26	405	445,342
Intercontinental Exchange, Inc., 3.75%, 12/01/25	115	120,700
International Lease Finance Corp., 5.88%, 04/01/19	500	520,400
John Deere Capital Corp.:
1.95%, 12/13/18	500	499,781

Security	Par (000)	Value
Diversified Financial Services (continued)
John Deere Capital Corp. (continued):
1.95%, 01/08/19	$1,000	$999,153
2.25%, 04/17/19	100	100,120
1.25%, 10/09/19	500	492,504
2.05%, 03/10/20	1,000	997,510
2.80%, 03/04/21	250	252,599
3.90%, 07/12/21	50	52,369
2.65%, 01/06/22	140	140,815
2.80%, 03/06/23	500	501,951
JPMorgan Chase & Co.:
2.35%, 01/28/19	500	500,983
1.85%, 03/22/19	2,000	1,992,675
6.30%, 04/23/19	1,000	1,052,797
2.20%, 10/22/19	500	499,528
2.25%, 01/23/20	1,000	999,331
2.75%, 06/23/20	500	504,366
2.55%, 10/29/20	500	501,470
2.55%, 03/01/21	500	500,264
2.30%, 08/15/21	2,000	1,982,089
4.35%, 08/15/21	500	530,308
4.50%, 01/24/22	1,300	1,391,068
3.25%, 09/23/22	200	204,770
3.20%, 01/25/23	150	153,000
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(a)	1,500	1,501,454
3.38%, 05/01/23	250	254,115
2.70%, 05/18/23	500	496,722
3.63%, 05/13/24	1,000	1,039,809
3.88%, 09/10/24	1,300	1,356,060
3.13%, 01/23/25	250	251,379
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(a)	2,000	2,015,595
3.90%, 07/15/25	250	262,086
3.30%, 04/01/26	500	503,942
3.20%, 06/15/26	1,000	999,464
4.13%, 12/15/26	250	263,728
4.25%, 10/01/27	500	531,426
3.63%, 12/01/27	1,000	1,010,776
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(a)	2,000	2,072,501
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(a)	750	763,010
6.40%, 05/15/38	100	137,594
(3 mo. LIBOR US + 1.36%), 3.88%, 07/24/38(a)	1,000	1,027,968
5.50%, 10/15/40	125	157,422
5.60%, 07/15/41	550	707,464
5.63%, 08/16/43	500	620,777
4.85%, 02/01/44	100	118,129
4.95%, 06/01/45	250	290,564
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(a)	250	270,589
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(a)	500	521,444
3.96%, 11/15/48(b)	500	516,263
Leucadia National Corp., 5.50%, 10/18/23	150	161,454
Lloyds Banking Group PLC, Series ., 2.91%, 11/07/23(b)	1,000	991,431
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 02/22/22	1,500	1,509,529
3.85%, 03/01/26	500	517,747
2.76%, 09/13/26	250	239,415
3.29%, 07/25/27	1,000	995,429
Mizuho Financial Group, Inc.:
2.95%, 02/28/22	250	250,245
3.17%, 09/11/27	1,000	981,819
Moody’s Corp.:
2.75%, 07/15/19	40	40,245
4.50%, 09/01/22	550	589,308
3.25%, 01/15/28(c)	750	741,452
MUFG Americas Holdings Corp., 3.00%, 02/10/25	250	246,832

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corp.:
2.30%, 11/15/19	$250	$250,689
2.30%, 09/15/22	1,000	989,826
3.40%, 11/15/23	350	361,240
2.85%, 01/27/25	250	248,235
PACCAR Financial Corp., 2.20%, 09/15/19	250	250,524
Royal Bank of Scotland Group PLC:
6.40%, 10/21/19	500	534,240
3.88%, 09/12/23	1,000	1,016,943
4.80%, 04/05/26	500	537,229
S&P Global, Inc., 4.40%, 02/15/26	750	812,630
Sumitomo Mitsui Financial Group, Inc., 3.35%, 10/18/27	500	496,918
Toyota Motor Credit Corp.:
1.70%, 01/09/19	2,000	1,995,861
2.10%, 01/17/19	500	501,146
2.13%, 07/18/19	350	350,010
2.15%, 03/12/20	500	498,422
1.90%, 04/08/21	500	492,799
2.60%, 01/11/22	250	251,343
UBS AG:
2.38%, 08/14/19	800	800,658
2.35%, 03/26/20	500	499,601

		142,218,809
Diversified Telecommunication Services — 1.1%
AT&T, Inc.:
2.45%, 06/30/20	2,500	2,497,265
3.80%, 03/15/22	250	258,371
3.60%, 02/17/23	500	511,485
3.80%, 03/01/24	1,000	1,024,110
4.45%, 04/01/24	500	528,906
3.40%, 08/14/24	750	753,851
3.95%, 01/15/25	500	511,932
3.40%, 05/15/25	1,500	1,474,726
4.13%, 02/17/26	1,250	1,278,570
4.25%, 03/01/27	1,000	1,019,416
3.90%, 08/14/27	3,000	3,020,045
4.10%, 02/15/28(c)	544	545,800
4.50%, 05/15/35	810	805,193
5.25%, 03/01/37	1,000	1,057,624
4.90%, 08/14/37	1,750	1,772,041
6.00%, 08/15/40	250	282,923
5.35%, 09/01/40	463	488,601
5.55%, 08/15/41	200	217,362
5.15%, 03/15/42	150	155,635
4.30%, 12/15/42	651	611,566
4.80%, 06/15/44	250	247,270
4.35%, 06/15/45	759	700,254
4.75%, 05/15/46	600	586,828
5.15%, 11/15/46(c)	452	461,959
5.65%, 02/15/47	250	273,604
5.45%, 03/01/47	750	801,579
4.50%, 03/09/48	750	702,736
4.55%, 03/09/49	500	470,589
5.15%, 02/14/50	1,250	1,265,580
5.70%, 03/01/57	500	549,146
5.30%, 08/14/58	500	501,640
British Telecommunications PLC:
2.35%, 02/14/19	1,250	1,251,324
9.13%, 12/15/30	900	1,344,661
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1,150	1,701,530
Orange SA:
9.00%, 03/01/31	250	375,074
5.38%, 01/13/42	575	693,627

Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Telefonica Emisiones SAU:
5.46%, 02/16/21	$1,050	$1,135,797
4.57%, 04/27/23	1,200	1,297,810
4.10%, 03/08/27	1,000	1,033,894
7.05%, 06/20/36	75	100,621
5.21%, 03/08/47	750	851,138
Telefonica Europe BV, 8.25%, 09/15/30	300	422,972
Verizon Communications, Inc.:
3.50%, 11/01/21	400	411,898
2.95%, 03/15/22	1,533	1,542,338
3.13%, 03/16/22	1,000	1,013,906
4.15%, 03/15/24	250	262,948
3.50%, 11/01/24	500	508,963
3.38%, 02/15/25(c)	1,992	1,999,523
2.63%, 08/15/26	900	847,700
4.13%, 03/16/27	750	782,035
4.50%, 08/10/33	1,000	1,048,830
4.40%, 11/01/34	500	509,520
4.27%, 01/15/36	1,250	1,243,502
5.25%, 03/16/37	1,250	1,374,603
4.81%, 03/15/39	596	623,540
3.85%, 11/01/42	250	226,139
6.55%, 09/15/43	750	979,066
4.86%, 08/21/46	500	520,811
5.50%, 03/16/47	250	284,853
4.52%, 09/15/48	500	492,324
5.01%, 04/15/49	1,981	2,077,648
5.01%, 08/21/54	1,150	1,177,587
4.67%, 03/15/55	1,500	1,448,166

		54,960,955
Electric Utilities — 1.4%
AEP Transmission Co. LLC, 3.10%, 12/01/26	500	500,993
Alabama Power Co.:
3.75%, 03/01/45	250	256,237
4.30%, 01/02/46	250	279,226
Series B, 3.70%, 12/01/47	500	510,427
Ameren Illinois Co.:
2.70%, 09/01/22	100	100,305
4.30%, 07/01/44	250	273,866
American Electric Power Co., Inc., Series F, 2.95%, 12/15/22	500	507,116
Appalachian Power Co., 4.40%, 05/15/44	250	275,585
Arizona Public Service Co.:
3.15%, 05/15/25	250	251,826
5.05%, 09/01/41	250	297,779
Baltimore Gas & Electric Co., 2.40%, 08/15/26	1,000	944,361
Berkshire Hathaway Energy Co.:
3.75%, 11/15/23	500	520,661
3.50%, 02/01/25	110	113,413
6.13%, 04/01/36	250	334,131
5.15%, 11/15/43	250	303,895
4.50%, 02/01/45	400	447,172
Black Hills Corp., 3.95%, 01/15/26	200	207,015
CenterPoint Energy Houston Electric LLC:
1.85%, 06/01/21	500	490,728
3.55%, 08/01/42	100	99,709
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	500	501,858
CMS Energy Corp.:
8.75%, 06/15/19	83	90,314
3.45%, 08/15/27	1,000	1,008,840
4.70%, 03/31/43	200	224,822
Commonwealth Edison Co.:
2.15%, 01/15/19	500	500,099

26	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric Utilities (continued)
Commonwealth Edison Co. (continued):
3.10%, 11/01/24	$250	$252,513
2.55%, 06/15/26	250	241,763
5.90%, 03/15/36	50	65,541
3.70%, 03/01/45	250	254,524
3.65%, 06/15/46	1,000	1,010,065
Connecticut Light & Power Co., 2.50%, 01/15/23	150	148,781
Consolidated Edison Co. of New York, Inc., Series C, 4.00%, 11/15/57	750	785,234
Consolidated Edison, Inc., 2.00%, 05/15/21	750	738,543
Dominion Energy, Inc.:
2.96%, 07/01/19	1,000	1,007,742
3.63%, 12/01/24	250	258,736
7.00%, 06/15/38	250	345,265
4.90%, 08/01/41	50	57,780
DTE Electric Co.:
3.65%, 03/15/24	1,000	1,049,573
4.00%, 04/01/43	150	160,942
3.70%, 03/15/45	145	149,409
3.70%, 06/01/46	250	258,417
Duke Energy Carolinas LLC:
6.05%, 04/15/38	100	135,519
5.30%, 02/15/40	250	314,268
Duke Energy Corp.:
1.80%, 09/01/21	1,000	972,653
2.40%, 08/15/22	1,000	982,493
3.95%, 10/15/23	250	262,426
3.75%, 04/15/24	500	522,202
2.65%, 09/01/26	500	479,084
3.15%, 08/15/27	500	496,385
4.80%, 12/15/45	250	288,921
3.75%, 09/01/46	500	494,455
3.95%, 08/15/47	500	513,820
Duke Energy Florida LLC, 3.40%, 10/01/46	250	241,791
Duke Energy Indiana LLC:
4.20%, 03/15/42	400	427,839
4.90%, 07/15/43	250	300,822
3.75%, 05/15/46	500	512,879
Duke Energy Ohio, Inc., 3.70%, 06/15/46	250	254,174
Duke Energy Progress LLC:
4.10%, 05/15/42	150	162,449
4.10%, 03/15/43	250	271,517
4.38%, 03/30/44	100	113,641
4.20%, 08/15/45	250	275,714
3.70%, 10/15/46	500	510,681
Entergy Arkansas, Inc., 3.50%, 04/01/26	65	67,074
Entergy Corp., 4.00%, 07/15/22	200	208,789
Entergy Louisiana LLC, 4.05%, 09/01/23	250	264,991
Entergy Mississippi, Inc., 2.85%, 06/01/28	500	484,113
Eversource Energy:
2.50%, 03/15/21	500	496,831
Series H, 3.15%, 01/15/25	125	125,472
Exelon Corp.:
3.50%, 06/01/22	500	509,550
3.95%, 06/15/25	250	260,534
3.40%, 04/15/26	750	750,249
5.10%, 06/15/45	250	295,083
4.45%, 04/15/46	250	271,681
Exelon Generation Co. LLC, 6.25%, 10/01/39	150	175,472
FirstEnergy Corp., Series B, 3.90%, 07/15/27	2,000	2,049,292
Florida Power & Light Co.:
2.75%, 06/01/23	250	250,609
3.13%, 12/01/25	500	508,398

Security	Par (000)	Value
Electric Utilities (continued)
Florida Power & Light Co. (continued):
5.95%, 02/01/38	$50	$66,832
4.13%, 02/01/42	500	552,247
3.70%, 12/01/47	1,000	1,042,310
Georgia Power Co., 4.30%, 03/15/42	200	212,651
Great Plains Energy, Inc., 5.29%, 06/15/22(d)	150	163,066
Indiana Michigan Power Co.:
6.05%, 03/15/37	175	226,753
4.55%, 03/15/46	150	171,083
Interstate Power & Light Co.:
3.25%, 12/01/24	250	253,187
3.70%, 09/15/46	500	500,676
Kansas City Power & Light Co., 3.65%, 08/15/25	150	153,534
LG&E and KU Energy LLC, 3.75%, 11/15/20	50	51,585
Louisville Gas & Electric Co., 4.65%, 11/15/43	250	288,579
MidAmerican Energy Co.:
4.80%, 09/15/43	250	300,282
4.40%, 10/15/44	1,000	1,138,508
Mississippi Power Co., 4.25%, 03/15/42	500	488,783
Nevada Power Co., 5.45%, 05/15/41	50	61,936
NextEra Energy Capital Holdings, Inc., 3.63%, 06/15/23	1,250	1,285,166
Northern States Power Co.:
2.60%, 05/15/23	500	498,094
3.40%, 08/15/42	200	197,937
4.00%, 08/15/45	85	92,031
3.60%, 09/15/47	150	152,631
NSTAR Electric Co., 2.70%, 06/01/26	250	241,405
Oglethorpe Power Corp., 4.55%, 06/01/44	250	262,083
Oncor Electric Delivery Co. LLC:
7.00%, 09/01/22	100	118,162
5.25%, 09/30/40	250	311,712
5.30%, 06/01/42	75	94,348
3.75%, 04/01/45	250	257,886
3.25%, 06/15/23	500	504,869
2.95%, 03/01/26	750	730,193
6.05%, 03/01/34	250	315,110
3.75%, 08/15/42	250	240,879
5.13%, 11/15/43	1,250	1,459,210
4.75%, 02/15/44	250	277,145
4.25%, 03/15/46	250	262,388
PacifiCorp:
2.95%, 02/01/22	100	101,564
2.95%, 06/01/23	300	305,963
4.10%, 02/01/42	250	270,904
PECO Energy Co., 1.70%, 09/15/21	1,000	971,994
Pennsylvania Electric Co., 6.15%, 10/01/38	250	310,020
Potomac Electric Power Co.:
3.60%, 03/15/24	250	261,658
4.15%, 03/15/43	250	272,582
PPL Capital Funding, Inc.:
1.90%, 06/01/18	250	249,780
3.40%, 06/01/23	1,250	1,275,238
4.00%, 09/15/47	500	513,771
PPL Electric Utilities Corp., 4.75%, 07/15/43	250	297,472
Progress Energy, Inc.:
4.40%, 01/15/21	100	104,825
7.75%, 03/01/31	50	69,983
Public Service Co. of Colorado:
3.60%, 09/15/42	250	252,598
3.95%, 03/15/43	200	208,342
4.30%, 03/15/44	75	83,566
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	250	339,076

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric Utilities (continued)
Public Service Electric & Gas Co.:
1.80%, 06/01/19	$250	$248,742
3.50%, 08/15/20	50	51,416
2.38%, 05/15/23	250	245,760
3.05%, 11/15/24	250	251,542
3.95%, 05/01/42	50	53,480
3.65%, 09/01/42	50	51,376
3.80%, 03/01/46	1,250	1,314,908
Series K, 4.05%, 05/01/45	150	158,222
Puget Energy, Inc.:
5.63%, 07/15/22	500	552,216
3.65%, 05/15/25	250	256,293
Puget Sound Energy, Inc., 5.80%, 03/15/40	500	661,377
Sierra Pacific Power Co., 2.60%, 05/01/26	1,250	1,207,868
South Carolina Electric & Gas Co.:
4.60%, 06/15/43	250	270,073
4.10%, 06/15/46	350	355,631
Southern California Edison Co.:
5.50%, 03/15/40	50	64,034
4.65%, 10/01/43	350	410,188
4.00%, 04/01/47	500	537,034
Series A, 5.95%, 02/01/38	500	661,309
Series B, 2.40%, 02/01/22	250	248,204
Series C, 3.60%, 02/01/45	250	252,050
Southern Co.:
2.35%, 07/01/21	1,000	994,067
2.95%, 07/01/23	500	500,245
3.25%, 07/01/26	500	490,361
4.40%, 07/01/46	250	266,243
Tampa Electric Co., 4.10%, 06/15/42	250	259,363
Toledo Edison Co., 6.15%, 05/15/37	100	128,882
TransAlta Corp., 4.50%, 11/15/22	500	505,315
Union Electric Co., 2.95%, 06/15/27	2,000	1,981,338
Virginia Electric & Power Co.:
2.95%, 01/15/22	400	404,927
4.00%, 01/15/43	250	265,200
4.45%, 02/15/44	150	169,233
Series A, 3.15%, 01/15/26	555	560,326
Series A, 3.50%, 03/15/27	750	775,421
Series A, 6.00%, 05/15/37	250	329,724
Series B, 3.80%, 09/15/47	500	517,614
Series D, 4.65%, 08/15/43	500	582,425
WEC Energy Group, Inc.:
2.45%, 06/15/20	750	751,450
3.55%, 06/15/25	350	357,837
Westar Energy, Inc., 2.55%, 07/01/26	350	337,286
Xcel Energy, Inc.:
2.40%, 03/15/21	1,000	993,380
3.30%, 06/01/25	292	295,966
3.35%, 12/01/26	500	506,173
4.80%, 09/15/41	250	283,977

		70,048,150
Electrical Equipment — 0.1%
Amphenol Corp.:
2.55%, 01/30/19	350	351,191
2.20%, 04/01/20	500	497,529
Emerson Electric Co.:
2.63%, 12/01/21	750	756,131
2.63%, 02/15/23	350	349,140
Roper Technologies, Inc.:
3.00%, 12/15/20	250	252,975
3.13%, 11/15/22	150	151,845
3.80%, 12/15/26	250	257,813

		2,616,624

Security	Par (000)	Value
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc., 4.00%, 04/01/25	$500	$510,208
Corning, Inc.:
3.70%, 11/15/23	250	257,725
4.75%, 03/15/42	50	55,850
4.38%, 11/15/57	750	744,527
Honeywell International, Inc., 3.81%, 11/21/47(c)	500	519,926
Jabil Circuit, Inc., 4.70%, 09/15/22	250	262,100
Tyco Electronics Group SA, 3.50%, 02/03/22	100	102,739

		2,453,075
Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC:
3.20%, 08/15/21	750	766,028
5.13%, 09/15/40	100	117,560
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27(c)	200	199,664
Halliburton Co.:
3.80%, 11/15/25	1,550	1,610,863
4.85%, 11/15/35	1,000	1,121,842
4.50%, 11/15/41	50	52,571
4.75%, 08/01/43	250	272,957
5.00%, 11/15/45	675	775,142
National Oilwell Varco, Inc.:
2.60%, 12/01/22	1,000	976,552
3.95%, 12/01/42	150	132,301
TechnipFMC PLC, 3.45%, 10/01/22(c)	100	99,812

		6,125,292
Food & Staples Retailing — 0.4%
Campbell Soup Co., 3.30%, 03/19/25	1,000	1,004,247
Costco Wholesale Corp., 2.25%, 02/15/22	85	84,524
CVS Health Corp.:
2.25%, 08/12/19	500	498,488
4.13%, 05/15/21	250	259,741
2.13%, 06/01/21	250	243,977
4.00%, 12/05/23	500	519,858
3.88%, 07/20/25	443	456,232
2.88%, 06/01/26	750	719,070
4.88%, 07/20/35	1,000	1,106,970
5.13%, 07/20/45	750	859,571
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	250	293,624
Kroger Co.:
1.50%, 09/30/19	1,000	985,839
6.15%, 01/15/20	100	107,445
3.30%, 01/15/21	500	509,932
3.40%, 04/15/22	100	102,360
3.50%, 02/01/26	495	494,142
5.15%, 08/01/43	125	135,182
3.88%, 10/15/46	500	457,747
4.65%, 01/15/48	500	511,816
Wal-Mart Stores, Inc.:
1.95%, 12/15/18	750	750,157
3.63%, 07/08/20	1,150	1,190,400
3.25%, 10/25/20	1,000	1,030,248
4.25%, 04/15/21	1,000	1,062,406
2.35%, 12/15/22	250	249,122
3.30%, 04/22/24	1,750	1,818,123
2.65%, 12/15/24	250	249,011
4.00%, 04/11/43	150	164,953
4.75%, 10/02/43	250	307,796
4.30%, 04/22/44	750	874,679
3.63%, 12/15/47	1,000	1,047,647
Walgreen Co., 3.10%, 09/15/22	200	200,800

28	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/24	$500	$510,627
3.45%, 06/01/26	1,305	1,290,456
4.50%, 11/18/34	155	161,846
4.80%, 11/18/44	150	161,497

		20,420,533
Food Products — 0.3%
Archer-Daniels-Midland Co.:
2.50%, 08/11/26	1,750	1,669,234
4.54%, 03/26/42	75	84,911
4.02%, 04/16/43	250	264,516
Conagra Brands, Inc.:
3.25%, 09/15/22	200	202,579
3.20%, 01/25/23	500	505,167
General Mills, Inc.:
2.20%, 10/21/19	300	299,924
3.15%, 12/15/21	650	662,593
2.60%, 10/12/22	250	248,108
3.65%, 02/15/24	500	523,917
3.20%, 02/10/27	250	249,406
JM Smucker Co.:
3.50%, 10/15/21	50	51,423
4.25%, 03/15/35	250	265,430
Kellogg Co.:
3.25%, 04/01/26	65	64,520
4.50%, 04/01/46	350	371,321
Kraft Heinz Foods Co.:
5.38%, 02/10/20	52	55,094
3.50%, 07/15/22	250	255,688
3.95%, 07/15/25	750	774,653
3.00%, 06/01/26	310	298,307
5.00%, 07/15/35	500	545,886
6.50%, 02/09/40	750	951,542
5.00%, 06/04/42	200	214,605
5.20%, 07/15/45	500	550,009
4.38%, 06/01/46	500	495,275
Mondelez International, Inc., 6.50%, 02/09/40	250	327,770
Sysco Corp.:
3.75%, 10/01/25	100	103,982
3.30%, 07/15/26	130	130,815
4.85%, 10/01/45	150	171,441
4.50%, 04/01/46	250	271,983
Tyson Foods, Inc.:
2.65%, 08/15/19	500	502,409
4.50%, 06/15/22	150	160,217
3.55%, 06/02/27	1,000	1,023,960
4.88%, 08/15/34	70	78,880
5.15%, 08/15/44	250	292,566
Unilever Capital Corp.:
2.20%, 03/06/19	200	200,330
4.25%, 02/10/21	200	210,917
3.10%, 07/30/25	250	253,386
2.00%, 07/28/26	750	692,147

		14,024,911
Forest Products — 0.0%
Bunge, Ltd. Finance Corp., 3.75%, 09/25/27	1,000	985,579

Gas Utilities — 0.1%
Atmos Energy Corp.:
3.00%, 06/15/27	500	497,497
4.15%, 01/15/43	100	107,487
National Fuel Gas Co., 3.75%, 03/01/23	300	303,947

Security	Par (000)	Value
Gas Utilities (continued)
NiSource Finance Corp.:
5.95%, 06/15/41	$50	$64,111
5.25%, 02/15/43	75	89,808
4.80%, 02/15/44	250	283,001
4.38%, 05/15/47	500	548,038
Sempra Energy:
2.40%, 03/15/20	250	249,856
4.05%, 12/01/23	250	261,501
3.55%, 06/15/24	250	256,212
3.75%, 11/15/25	250	258,181
Southern California Gas Co., Series TT, 2.60%, 06/15/26	1,250	1,210,867
Southern Co. Gas Capital Corp.:
3.50%, 09/15/21	50	51,137
3.95%, 10/01/46	750	744,667

		4,926,310
Health Care Equipment & Supplies — 0.3%
Baxter International, Inc.:
1.70%, 08/15/21	1,000	969,673
2.60%, 08/15/26	230	219,303
Becton Dickinson & Co.:
2.68%, 12/15/19	500	501,807
2.89%, 06/06/22	500	496,872
3.30%, 03/01/23	200	200,840
3.36%, 06/06/24	500	501,397
3.73%, 12/15/24	250	256,049
3.70%, 06/06/27	500	503,855
6.00%, 05/15/39	250	292,620
4.69%, 12/15/44	250	273,374
4.67%, 06/06/47	500	541,354
Boston Scientific Corp.:
6.00%, 01/15/20	100	106,739
4.13%, 10/01/23	500	523,403
3.85%, 05/15/25	250	257,019
Medtronic Global Holdings SCA:
1.70%, 03/28/19	1,000	995,849
3.35%, 04/01/27	1,000	1,026,069
Medtronic, Inc.:
2.50%, 03/15/20	500	502,959
4.13%, 03/15/21	50	52,446
3.15%, 03/15/22	1,350	1,382,731
3.63%, 03/15/24	400	418,905
3.50%, 03/15/25	500	518,674
4.38%, 03/15/35	350	394,560
4.63%, 03/15/44	750	859,029
4.63%, 03/15/45	1,000	1,165,052
Stryker Corp.:
3.38%, 11/01/25	580	593,844
3.50%, 03/15/26	500	515,925
4.63%, 03/15/46	250	283,904
Zimmer Holdings, Inc.:
3.15%, 04/01/22	500	501,225
3.55%, 04/01/25	750	749,502
4.25%, 08/15/35	67	66,043

		15,671,022
Health Care Providers & Services — 0.5%
Aetna, Inc.:
4.13%, 06/01/21	250	260,216
2.75%, 11/15/22	250	247,579
2.80%, 06/15/23	1,500	1,476,272
3.50%, 11/15/24	320	324,872
6.75%, 12/15/37	300	411,444
4.50%, 05/15/42	250	267,746
4.75%, 03/15/44	25	27,910

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care Providers & Services (continued)
Anthem, Inc.:
2.25%, 08/15/19	$225	$224,579
3.13%, 05/15/22	200	201,767
2.95%, 12/01/22	1,000	1,000,419
3.30%, 01/15/23	100	101,467
3.50%, 08/15/24	250	254,885
4.63%, 05/15/42	50	54,475
5.10%, 01/15/44	900	1,050,419
4.65%, 08/15/44	350	384,381
4.38%, 12/01/47	1,000	1,063,242
Ascension Health, 3.95%, 11/15/46	500	528,690
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	200	216,365
Cigna Corp.:
4.00%, 02/15/22	1,525	1,592,648
3.25%, 04/15/25	300	301,463
3.88%, 10/15/47	750	750,897
Dignity Health:
2.64%, 11/01/19	100	99,879
5.27%, 11/01/64	100	106,851
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	173	180,987
Humana, Inc.:
3.85%, 10/01/24	500	520,034
4.95%, 10/01/44	250	287,942
Johns Hopkins Health System Corp., 3.84%, 05/15/46	25	25,805
Kaiser Foundation Hospitals:
3.50%, 04/01/22	100	102,945
3.15%, 05/01/27	500	500,471
4.15%, 05/01/47	1,110	1,199,401
Laboratory Corp. of America Holdings:
3.75%, 08/23/22	100	103,710
4.00%, 11/01/23	100	103,816
3.25%, 09/01/24	1,000	1,001,556
3.60%, 02/01/25	75	76,180
4.70%, 02/01/45	150	162,263
Mayo Clinic, Series 2016, 4.13%, 11/15/52	300	319,486
McKesson Corp.:
2.85%, 03/15/23	150	149,485
3.80%, 03/15/24	500	517,897
4.88%, 03/15/44	250	272,059
Memorial Sloan-Kettering Cancer Center, 5.00%, 07/01/42	200	240,815
Mount Sinai Hospitals Group, Inc., Series 2017, 3.98%, 07/01/48	66	66,763
New York and Presbyterian Hospital, 4.02%, 08/01/45	150	158,704
Northwell Healthcare, Inc., 4.26%, 11/01/47	70	71,584
Partners Healthcare System, Inc., Series 2017, 3.77%, 07/01/48	85	84,417
Quest Diagnostics, Inc.:
4.70%, 04/01/21	100	105,730
4.25%, 04/01/24	250	264,335
3.50%, 03/30/25	370	374,263
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	60	61,166
UnitedHealth Group, Inc.:
1.63%, 03/15/19	550	547,019
2.30%, 12/15/19	250	250,648
2.13%, 03/15/21	1,500	1,488,960
3.35%, 07/15/22	750	774,473
2.88%, 03/15/23	250	252,873
3.10%, 03/15/26	500	503,695
3.45%, 01/15/27	500	517,232
3.38%, 04/15/27	1,000	1,027,599
4.63%, 07/15/35	555	646,343
6.88%, 02/15/38	100	145,042

Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued):
5.95%, 02/15/41	$100	$133,261
3.95%, 10/15/42	150	155,915
4.75%, 07/15/45	500	590,602
4.20%, 01/15/47	750	808,167
3.75%, 10/15/47	500	510,134

		26,252,243
Hotels, Restaurants & Leisure — 0.1%
Carnival Corp., 3.95%, 10/15/20	250	261,001
Hyatt Hotels Corp., 3.38%, 07/15/23	190	194,148
Marriott International, Inc.:
3.00%, 03/01/19	100	100,682
3.25%, 09/15/22	100	101,836
4.50%, 10/01/34	250	265,621
McDonald’s Corp.:
1.88%, 05/29/19	100	99,602
3.50%, 07/15/20	50	51,484
2.75%, 12/09/20	250	252,594
3.25%, 06/10/24	400	411,609
3.38%, 05/26/25	500	515,691
3.70%, 01/30/26	250	260,597
3.50%, 03/01/27	1,000	1,028,425
4.70%, 12/09/35	315	357,799
3.70%, 02/15/42	100	97,621
4.88%, 12/09/45	750	868,836
4.45%, 03/01/47	500	544,205
Starbucks Corp., 3.85%, 10/01/23	250	265,687
Wyndham Worldwide Corp.:
4.25%, 03/01/22	50	51,140
4.15%, 04/01/24	350	351,637
4.50%, 04/01/27	500	508,083

		6,588,298
Household Durables — 0.1%
Leggett & Platt, Inc., 3.80%, 11/15/24	200	204,332
Mohawk Industries, Inc., 3.85%, 02/01/23	125	129,766
Newell Brands, Inc.:
3.15%, 04/01/21	1,000	1,011,188
4.00%, 12/01/24	250	259,613
3.90%, 11/01/25	1,000	1,023,653
4.20%, 04/01/26	550	574,424
5.38%, 04/01/36	350	409,635
Whirlpool Corp.:
5.15%, 03/01/43	200	225,580
4.50%, 06/01/46	250	264,762

		4,102,953
Household Products — 0.1%
Clorox Co.:
3.05%, 09/15/22	50	51,065
3.50%, 12/15/24	250	257,827
Kimberly-Clark Corp.:
1.90%, 05/22/19	500	498,684
2.65%, 03/01/25	85	83,268
2.75%, 02/15/26	500	493,572
5.30%, 03/01/41	250	315,431
3.20%, 07/30/46	210	196,819
Procter & Gamble Co.:
2.30%, 02/06/22	250	249,278
3.10%, 08/15/23	500	514,993
2.85%, 08/11/27	500	495,894
5.55%, 03/05/37	250	332,973

		3,489,804

30	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Independent Power and Renewable Electricity Producers — 0.0%
Exelon Generation Co. LLC:
4.25%, 06/15/22	$500	$524,677
5.60%, 06/15/42	50	54,823
Southern Power Co.:
5.25%, 07/15/43	500	565,312
Series E, 2.50%, 12/15/21	1,000	990,679

		2,135,491
Industrial Conglomerates — 0.2%
3M Co.:
1.63%, 06/15/19	350	348,270
1.63%, 09/19/21	500	487,819
2.00%, 06/26/22	500	491,179
3.00%, 08/07/25	250	253,077
2.88%, 10/15/27	750	745,979
3.13%, 09/19/46	250	234,736
Crane Co., 4.45%, 12/15/23	125	130,654
General Electric Capital Corp., 3.10%, 01/09/23	1,500	1,523,504
General Electric Co.:
6.00%, 08/07/19	100	105,959
2.20%, 01/09/20	1,000	998,980
4.38%, 09/16/20	300	315,128
4.63%, 01/07/21	72	76,381
4.65%, 10/17/21	201	216,404
2.70%, 10/09/22	1,000	998,469
3.45%, 05/15/24	86	88,721
6.75%, 03/15/32	394	539,733
5.88%, 01/14/38	1,215	1,571,222
6.88%, 01/10/39	322	463,999
4.13%, 10/09/42	750	785,700
4.50%, 03/11/44	750	830,828
Koninklijke Philips NV:
3.75%, 03/15/22	250	260,300
5.00%, 03/15/42	250	291,829

		11,758,871
Insurance — 1.0%
Aflac, Inc.:
3.63%, 06/15/23	250	259,616
3.63%, 11/15/24	250	261,500
2.88%, 10/15/26	750	737,018
Alleghany Corp., 4.95%, 06/27/22	550	594,361
Allstate Corp.:
3.15%, 06/15/23	250	253,551
3.28%, 12/15/26	750	761,307
4.50%, 06/15/43	150	169,573
4.20%, 12/15/46	250	272,770
American Financial Group, Inc., 4.50%, 06/15/47	750	779,874
American International Group, Inc.:
2.30%, 07/16/19	500	499,625
3.38%, 08/15/20	250	255,465
6.40%, 12/15/20	1,000	1,108,619
3.30%, 03/01/21	2,000	2,038,851
4.88%, 06/01/22	250	271,845
4.13%, 02/15/24	250	264,151
3.75%, 07/10/25	750	773,268
3.90%, 04/01/26	1,000	1,037,008
3.88%, 01/15/35	500	501,886
4.70%, 07/10/35	500	552,991
4.50%, 07/16/44	250	269,275
Aon PLC:
2.80%, 03/15/21	250	250,851
3.50%, 06/14/24	1,000	1,021,756
3.88%, 12/15/25	600	627,328
4.60%, 06/14/44	250	272,731

Security	Par (000)	Value
Insurance (continued)
Arch Capital Finance LLC, 4.01%, 12/15/26	$1,000	$1,041,124
Arch Capital Group US, Inc., 5.14%, 11/01/43	125	145,802
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/24	110	118,515
AXA SA, 8.60%, 12/15/30	50	71,937
Berkshire Hathaway Finance Corp.:
1.30%, 08/15/19	1,000	987,370
4.25%, 01/15/21	250	264,372
3.00%, 05/15/22	750	767,293
4.40%, 05/15/42	100	112,687
4.30%, 05/15/43	250	279,497
Berkshire Hathaway, Inc.:
2.10%, 08/14/19	500	500,238
2.20%, 03/15/21	500	498,432
3.00%, 02/11/23	1,000	1,020,176
2.75%, 03/15/23	1,000	1,006,535
3.13%, 03/15/26	400	404,525
4.50%, 02/11/43	100	115,238
Brighthouse Financial, Inc., 3.70%, 06/22/27(c)	1,500	1,475,203
Chubb Corp.:
6.00%, 05/11/37	50	66,685
Series 1, 6.50%, 05/15/38	100	141,533
Chubb INA Holdings, Inc.:
2.88%, 11/03/22	1,000	1,013,617
3.35%, 05/15/24	500	515,001
3.35%, 05/03/26	795	811,342
4.15%, 03/13/43	150	162,879
CNA Financial Corp.:
5.75%, 08/15/21	100	109,494
4.50%, 03/01/26	350	372,513
First American Financial Corp., 4.60%, 11/15/24	200	206,997
Hartford Financial Services Group, Inc.:
5.13%, 04/15/22	1,000	1,091,275
6.10%, 10/01/41	100	132,665
Lincoln National Corp.:
4.85%, 06/24/21	300	320,231
4.20%, 03/15/22	1,350	1,421,674
4.00%, 09/01/23	200	208,783
3.35%, 03/09/25	65	65,569
6.30%, 10/09/37	250	322,241
Loews Corp.:
2.63%, 05/15/23	250	247,164
3.75%, 04/01/26	500	520,647
Manulife Financial Corp., 4.15%, 03/04/26	500	531,009
Markel Corp., 4.30%, 11/01/47	750	770,325
Marsh & McLennan Cos., Inc.:
2.35%, 09/10/19	235	235,653
2.35%, 03/06/20	190	189,892
4.80%, 07/15/21	50	53,455
2.75%, 01/30/22	1,000	1,002,015
3.30%, 03/14/23	500	512,431
MetLife, Inc.:
4.75%, 02/08/21	200	214,130
3.00%, 03/01/25	650	650,593
3.60%, 11/13/25	1,000	1,040,265
4.13%, 08/13/42	300	317,570
4.88%, 11/13/43	250	293,369
4.05%, 03/01/45	250	262,188
4.60%, 05/13/46	500	570,330
6.40%, 12/15/66	600	690,186
Old Republic International Corp., 4.88%, 10/01/24	250	267,785
Principal Financial Group, Inc.:
3.40%, 05/15/25	250	253,569
3.10%, 11/15/26	1,000	987,643

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
Principal Financial Group, Inc. (continued):
4.63%, 09/15/42	$50	$55,692
4.30%, 11/15/46	250	267,400
Progressive Corp., 3.75%, 08/23/21	1,050	1,093,631
The Progressive Corp., 2.45%, 01/15/27	500	478,062
Progressive Corp.:
4.35%, 04/25/44	100	111,160
3.70%, 01/26/45	200	201,642
Prudential Financial, Inc.:
2.35%, 08/15/19	350	350,234
5.38%, 06/21/20	350	374,783
3.50%, 05/15/24	1,000	1,038,684
(3 mo. LIBOR US + 3.04%), 5.20%, 03/15/44(a)	350	372,750
4.60%, 05/15/44	250	283,859
(3 mo. LIBOR US + 3.03%), 5.38%, 05/15/45(a)	500	535,750
3.94%, 12/07/49(c)	908	928,350
(3 mo. LIBOR US + 5.00%), 8.88%, 06/15/68(a)	100	102,725
Travelers Cos., Inc.:
3.90%, 11/01/20	250	259,983
6.75%, 06/20/36	250	354,124
4.60%, 08/01/43	850	981,367
4.30%, 08/25/45	250	277,734
4.00%, 05/30/47	250	266,211
Travelers Property Casualty Corp., 6.38%, 03/15/33	100	131,793
Trinity Acquisition PLC, 4.40%, 03/15/26	500	528,794
Unum Group, 5.75%, 08/15/42	250	305,910
Voya Financial, Inc.:
3.65%, 06/15/26	350	353,956
5.70%, 07/15/43	500	612,375
WR Berkley Corp., 4.63%, 03/15/22	200	212,845
XLIT Ltd.:
2.30%, 12/15/18	250	249,935
5.75%, 10/01/21	100	109,754
5.50%, 03/31/45	250	265,624

		50,322,009
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.:
2.60%, 12/05/19	350	353,571
1.90%, 08/21/20(c)	500	495,902
2.40%, 02/22/23(c)	500	494,809
2.80%, 08/22/24(c)	500	498,480
3.15%, 08/22/27(c)	750	751,130
4.80%, 12/05/34	600	704,238
3.88%, 08/22/37(c)	750	795,824
4.05%, 08/22/47(c)	1,000	1,077,717
4.25%, 08/22/57(c)	500	545,447
Expedia, Inc.:
3.80%, 02/15/28	750	724,730
4.50%, 08/15/24	250	261,813

		6,703,661
Internet Software & Services — 0.1%
Alphabet, Inc.:
3.63%, 05/19/21	25	26,171
2.00%, 08/15/26	500	471,403
Baidu, Inc.:
2.75%, 06/09/19	350	350,441
4.13%, 06/30/25	1,000	1,037,571
eBay, Inc.:
2.20%, 08/01/19	500	498,750
3.25%, 10/15/20	50	50,943
3.80%, 03/09/22	640	664,377
2.60%, 07/15/22	50	49,549

Security	Par (000)	Value
Internet Software & Services (continued)
eBay, Inc. (continued):
3.60%, 06/05/27	$1,000	$991,276

		4,140,481
IT Services — 0.3%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21	225	227,936
3.60%, 11/28/24	500	518,681
3.40%, 12/06/27	1,000	999,748
4.50%, 11/28/34	250	276,244
Alibaba Group Holding, Ltd., 4.00%, 12/06/37	1,000	1,034,852
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26	270	267,791
DXC Technology Co., 4.75%, 04/15/27	1,000	1,063,412
Fidelity National Information Services, Inc.:
3.50%, 04/15/23	25	25,557
5.00%, 10/15/25	500	552,557
3.00%, 08/15/26	750	724,926
Fiserv, Inc., 2.70%, 06/01/20	500	503,124
International Business Machines Corp.:
1.95%, 02/12/19	250	250,306
1.88%, 05/15/19	250	249,442
2.25%, 02/19/21	1,000	997,088
2.90%, 11/01/21	100	101,392
3.63%, 02/12/24	775	811,522
3.45%, 02/19/26	250	258,358
3.30%, 01/27/27	1,000	1,019,437
5.88%, 11/29/32	250	323,261
4.00%, 06/20/42	850	900,165
4.70%, 02/19/46	250	295,537
Verisk Analytics, Inc., 4.00%, 06/15/25	250	258,523
Western Union Co., 6.20%, 11/17/36	25	27,586
Xerox Corp.:
4.07%, 03/17/22	300	302,887
3.63%, 03/15/23	250	243,879
3.80%, 05/15/24	350	341,460

		12,575,671
Leisure Products — 0.0%
Hasbro, Inc.:
3.50%, 09/15/27	250	244,324
5.10%, 05/15/44	60	62,971

		307,295
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.88%, 07/15/23	200	207,145
Life Technologies Corp., 6.00%, 03/01/20	100	107,028
Thermo Fisher Scientific, Inc.:
2.40%, 02/01/19	500	501,219
3.30%, 02/15/22	305	312,143
3.15%, 01/15/23	250	253,124
4.15%, 02/01/24	250	265,189
3.65%, 12/15/25	500	513,110
3.20%, 08/15/27	500	495,573
4.10%, 08/15/47	500	515,095

		3,169,626
Machinery — 0.1%
Caterpillar, Inc.:
3.90%, 05/27/21	50	52,581
3.40%, 05/15/24	500	519,485
5.20%, 05/27/41	600	757,140
3.80%, 08/15/42	700	750,048
Deere & Co., 3.90%, 06/09/42	550	595,164
Flowserve Corp., 3.50%, 09/15/22	100	100,424
Fortive Corp., 3.15%, 06/15/26	500	496,644

32	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Machinery (continued)
Illinois Tool Works, Inc.:
1.95%, 03/01/19	$250	$249,596
4.88%, 09/15/41	50	60,178
3.90%, 09/01/42	75	80,375
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 01/15/19	500	502,560
Ingersoll-Rand Luxembourg Finance SA:
3.55%, 11/01/24	500	516,559
4.65%, 11/01/44	30	33,215
Stanley Black & Decker, Inc., 2.90%, 11/01/22	150	151,450
Trinity Industries, Inc., 4.55%, 10/01/24	250	249,738
Xylem, Inc., 4.38%, 11/01/46	500	535,875

		5,651,032
Media — 1.1%
21st Century Fox America, Inc.:
4.50%, 02/15/21	1,100	1,162,613
3.00%, 09/15/22	150	152,193
4.00%, 10/01/23	500	522,839
3.70%, 09/15/24	500	520,035
3.70%, 10/15/25	830	866,160
3.38%, 11/15/26	500	510,659
6.20%, 12/15/34	350	451,972
6.65%, 11/15/37	250	343,851
6.15%, 02/15/41	400	531,016
4.75%, 09/15/44	500	571,954
4.75%, 11/15/46	500	578,784
CBS Corp.:
3.50%, 01/15/25	500	501,850
4.00%, 01/15/26	1,500	1,532,977
3.38%, 02/15/28	500	481,511
4.85%, 07/01/42	325	340,842
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20	1,500	1,527,962
4.46%, 07/23/22	1,000	1,043,349
4.91%, 07/23/25	1,930	2,051,947
3.75%, 02/15/28	1,000	958,208
6.38%, 10/23/35	250	291,906
6.48%, 10/23/45	1,000	1,165,930
5.38%, 05/01/47	500	512,675
6.83%, 10/23/55	250	300,711
Cintas Corp. No. 2:
4.30%, 06/01/21	25	26,359
2.90%, 04/01/22	250	252,239
Comcast Corp.:
5.15%, 03/01/20	350	370,938
2.75%, 03/01/23	750	753,596
3.00%, 02/01/24	1,500	1,509,929
3.60%, 03/01/24	250	260,625
3.38%, 08/15/25	500	513,142
3.15%, 03/01/26	750	755,569
2.35%, 01/15/27	1,850	1,747,134
3.30%, 02/01/27	2,000	2,040,405
3.15%, 02/15/28	250	250,799
4.25%, 01/15/33	650	708,477
4.20%, 08/15/34	235	251,095
4.40%, 08/15/35	250	273,324
3.20%, 07/15/36	500	475,458
4.65%, 07/15/42	150	168,846
4.75%, 03/01/44	250	286,692
4.60%, 08/15/45	500	560,832
3.40%, 07/15/46	500	473,078
4.00%, 08/15/47	500	521,754
3.97%, 11/01/47	500	516,540

Security	Par (000)	Value
Media (continued)
Comcast Corp. (continued):
4.00%, 11/01/49	$355	$363,527
4.05%, 11/01/52	194	198,506
Discovery Communications LLC:
4.38%, 06/15/21	50	52,309
2.95%, 03/20/23	1,000	989,677
3.25%, 04/01/23	50	49,864
3.45%, 03/15/25	1,000	983,177
4.90%, 03/11/26	330	352,046
3.95%, 03/20/28	220	218,824
5.00%, 09/20/37	500	518,047
4.95%, 05/15/42	50	49,585
4.88%, 04/01/43	150	148,962
5.20%, 09/20/47	195	203,525
Grupo Televisa SAB:
6.63%, 01/15/40	250	307,471
5.00%, 05/13/45	200	204,472
6.13%, 01/31/46	250	295,982
Interpublic Group of Cos., Inc., 4.20%, 04/15/24	250	262,214
NBCUniversal Media LLC:
4.38%, 04/01/21	600	635,928
2.88%, 01/15/23	250	252,536
5.95%, 04/01/41	250	325,869
4.45%, 01/15/43	250	272,804
Omnicom Group, Inc.:
3.63%, 05/01/22	125	129,045
3.65%, 11/01/24	70	71,832
3.60%, 04/15/26	500	505,839
Scripps Networks Interactive, Inc., 3.90%, 11/15/24	250	254,339
TCI Communications, Inc., 7.88%, 02/15/26	250	332,528
Thomson Reuters Corp.:
4.30%, 11/23/23	250	263,871
3.85%, 09/29/24	500	518,310
3.35%, 05/15/26	140	139,334
4.50%, 05/23/43	250	258,606
Time Warner Cable, Inc.:
8.25%, 04/01/19	300	320,636
5.00%, 02/01/20	500	521,804
4.13%, 02/15/21	100	102,978
6.55%, 05/01/37	650	764,448
6.75%, 06/15/39	300	359,963
5.88%, 11/15/40	250	271,248
5.50%, 09/01/41	250	260,572
4.50%, 09/15/42	1,225	1,149,314
Time Warner, Inc.:
4.88%, 03/15/20	250	263,063
4.70%, 01/15/21	500	528,238
4.75%, 03/29/21	1,000	1,064,401
3.60%, 07/15/25	250	250,559
3.88%, 01/15/26	1,000	1,009,537
2.95%, 07/15/26	500	472,907
3.80%, 02/15/27	500	499,527
6.25%, 03/29/41	150	185,247
4.90%, 06/15/42	350	364,589
5.35%, 12/15/43	250	275,718
4.65%, 06/01/44	250	254,227
4.85%, 07/15/45	500	525,117
Viacom, Inc.:
5.63%, 09/15/19	250	261,586
3.13%, 06/15/22	150	148,389
3.25%, 03/15/23	200	194,389
4.25%, 09/01/23	1,250	1,276,233
6.88%, 04/30/36	250	283,664

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
Viacom, Inc. (continued):
4.38%, 03/15/43	$70	$60,598
5.85%, 09/01/43	100	103,472
5.25%, 04/01/44	250	244,238
Walt Disney Co.:
1.85%, 05/30/19	500	499,083
2.15%, 09/17/20	500	499,483
2.30%, 02/12/21	500	499,325
3.75%, 06/01/21	50	52,087
2.35%, 12/01/22	300	298,001
3.15%, 09/17/25	165	168,124
3.00%, 02/13/26	200	200,717
1.85%, 07/30/26	1,000	915,787
2.95%, 06/15/27	750	746,322
3.00%, 07/30/46	75	66,685
Series E, 4.13%, 12/01/41	250	269,148
WPP Finance 2010:
4.75%, 11/21/21	100	107,140
3.63%, 09/07/22	1,500	1,545,476
3.75%, 09/19/24	250	255,497

		56,937,341
Metals & Mining — 0.4%
Barrick Gold Corp., 5.25%, 04/01/42	950	1,095,255
Barrick North America Finance LLC:
5.70%, 05/30/41	250	307,187
5.75%, 05/01/43	250	313,943
BHP Billiton Finance USA Ltd.:
2.88%, 02/24/22	1,250	1,264,431
5.00%, 09/30/43	850	1,042,140
Goldcorp, Inc.:
3.63%, 06/09/21	250	255,493
3.70%, 03/15/23	500	512,193
Newmont Mining Corp.:
3.50%, 03/15/22	1,950	1,990,703
4.88%, 03/15/42	300	332,911
Nucor Corp., 5.20%, 08/01/43	250	302,883
Reliance Steel & Aluminum Co., 4.50%, 04/15/23	25	26,352
Rio Tinto Finance USA Ltd.:
3.75%, 06/15/25	500	524,118
5.20%, 11/02/40	350	429,822
Rio Tinto Finance USA PLC:
2.88%, 08/21/22	13	13,164
4.75%, 03/22/42	100	117,053
4.13%, 08/21/42	500	535,056
Southern Copper Corp.:
5.38%, 04/16/20	1,000	1,064,240
3.88%, 04/23/25	750	777,772
6.75%, 04/16/40	350	456,306
5.88%, 04/23/45	615	742,820
Vale Overseas Ltd.:
5.88%, 06/10/21	2,750	2,994,750
4.38%, 01/11/22	1,250	1,292,500
6.25%, 08/10/26	1,000	1,158,500
6.88%, 11/21/36	450	551,250
6.88%, 11/10/39	250	306,562
Vale SA, 5.63%, 09/11/42	250	273,750

		18,681,154
Multi-Utilities — 0.1%
CenterPoint Energy Resources Corp., 5.85%, 01/15/41	250	318,963
Consolidated Edison Co. of New York, Inc.:
6.65%, 04/01/19	100	105,325
3.30%, 12/01/24	250	256,428

Security	Par (000)	Value
Multi-Utilities (continued)
Consolidated Edison Co. of New York, Inc. (continued):
4.20%, 03/15/42	$400	$434,320
3.95%, 03/01/43	150	157,958
4.45%, 03/15/44	250	284,824
Series C, 4.30%, 12/01/56	500	545,588
Dominion Energy Gas Holdings LLC:
2.80%, 11/15/20	500	503,839
3.60%, 12/15/24	250	255,063
ONE Gas, Inc., 4.66%, 02/01/44	250	284,723
San Diego Gas & Electric Co.:
3.60%, 09/01/23	250	259,514
4.30%, 04/01/42	100	110,037
SCANA Corp., 4.13%, 02/01/22	100	102,127

		3,618,709
Multiline Retail — 0.1%
Kohl’s Corp.:
4.00%, 11/01/21	50	51,433
5.55%, 07/17/45	100	97,687
Nordstrom, Inc.:
4.75%, 05/01/20	750	784,932
4.00%, 10/15/21	100	103,439
5.00%, 01/15/44	500	482,034
Target Corp.:
2.30%, 06/26/19	750	753,603
2.90%, 01/15/22	150	152,878
2.50%, 04/15/26	250	240,366
4.00%, 07/01/42	350	362,112
3.63%, 04/15/46	850	827,315

		3,855,799
Oil, Gas & Consumable Fuels — 2.8%
Anadarko Petroleum Corp.:
5.55%, 03/15/26	1,090	1,222,962
6.45%, 09/15/36	350	428,684
4.50%, 07/15/44	250	249,128
6.60%, 03/15/46	500	643,139
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
3.50%, 12/01/22	1,000	998,103
5.20%, 12/01/47	500	521,478
Apache Corp.:
3.25%, 04/15/22	1,645	1,657,425
6.00%, 01/15/37	100	118,278
5.10%, 09/01/40	250	266,346
5.25%, 02/01/42	250	270,681
4.75%, 04/15/43	250	256,934
4.25%, 01/15/44	600	581,265
Boardwalk Pipelines LP, 3.38%, 02/01/23	200	199,112
BP Capital Markets PLC:
2.24%, 05/10/19	500	500,715
2.52%, 01/15/20	115	115,965
2.32%, 02/13/20	250	250,608
4.74%, 03/11/21	50	53,542
2.11%, 09/16/21	500	493,679
3.06%, 03/17/22	210	213,885
3.25%, 05/06/22	100	102,498
2.52%, 09/19/22	1,000	995,029
2.75%, 05/10/23	350	350,144
3.99%, 09/26/23	250	265,879
3.22%, 11/28/23	1,000	1,021,515
3.12%, 05/04/26	350	353,754
3.02%, 01/16/27	500	495,529
3.28%, 09/19/27	500	506,145

34	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP:
4.15%, 07/01/23	$250	$256,811
3.95%, 12/01/26	500	491,455
Canadian Natural Resources Ltd.:
3.45%, 11/15/21	1,100	1,125,133
3.80%, 04/15/24	1,250	1,287,295
3.90%, 02/01/25	250	257,389
6.25%, 03/15/38	300	374,638
Canadian Natural Resources, Ltd., 3.85%, 06/01/27	1,000	1,020,669
Cenovus Energy, Inc.:
4.25%, 04/15/27	1,000	997,591
6.75%, 11/15/39	500	598,742
5.40%, 06/15/47	500	526,167
Chevron Corp.:
1.56%, 05/16/19	500	497,143
2.19%, 11/15/19	555	556,182
2.43%, 06/24/20	550	552,689
2.42%, 11/17/20	2,000	2,012,089
2.41%, 03/03/22	145	144,853
3.33%, 11/17/25	500	514,458
2.95%, 05/16/26	250	249,919
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	1,300	1,285,504
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 05/05/20	500	498,753
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	500	503,954
CNOOC Nexen Finance 2014 ULC:
4.25%, 04/30/24	750	790,668
4.88%, 04/30/44	250	281,171
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	250	266,185
Concho Resources, Inc.:
3.75%, 10/01/27	1,000	1,013,057
4.88%, 10/01/47	500	543,714
ConocoPhillips, 6.50%, 02/01/39	400	559,773
ConocoPhillips Co.:
2.40%, 12/15/22	500	494,187
3.35%, 11/15/24	1,000	1,029,545
4.95%, 03/15/26	500	567,538
4.15%, 11/15/34	395	419,710
4.30%, 11/15/44	500	546,790
5.95%, 03/15/46	750	1,010,259
ConocoPhillips Holding Co., 6.95%, 04/15/29	100	131,341
Devon Energy Corp.:
4.00%, 07/15/21	150	156,204
5.85%, 12/15/25	250	291,919
5.60%, 07/15/41	500	589,336
4.75%, 05/15/42	350	370,614
5.00%, 06/15/45	500	557,773
Ecopetrol SA:
7.63%, 07/23/19	100	107,250
5.88%, 09/18/23	350	386,750
4.13%, 01/16/25	1,000	1,005,000
5.38%, 06/26/26	500	539,850
5.88%, 05/28/45	750	765,750
Enable Midstream Partners LP:
2.40%, 05/15/19	1,350	1,342,254
5.00%, 05/15/44	500	491,076
Enbridge Energy Partners LP:
4.20%, 09/15/21	100	103,949
5.88%, 10/15/25	1,500	1,698,937
Enbridge, Inc.:
3.50%, 06/10/24	65	65,727
4.25%, 12/01/26	1,000	1,045,634
3.70%, 07/15/27	1,000	1,004,216
4.50%, 06/10/44	250	259,236

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Encana Corp.:
3.90%, 11/15/21	$1,250	$1,284,685
7.38%, 11/01/31	250	322,134
6.50%, 02/01/38	250	315,486
Energy Transfer LP:
9.70%, 03/15/19	44	47,621
5.20%, 02/01/22	250	266,908
3.60%, 02/01/23	150	150,158
4.90%, 02/01/24	250	264,376
4.75%, 01/15/26	1,000	1,037,482
4.20%, 04/15/27	1,000	994,802
4.90%, 03/15/35	250	247,299
5.15%, 02/01/43	500	473,478
5.95%, 10/01/43	150	159,484
6.13%, 12/15/45	250	271,479
Energy Transfer LP/Regency Energy Finance Corp., 5.88%, 03/01/22	500	546,628
EnLink Midstream Partners LP:
4.85%, 07/15/26	500	523,934
5.05%, 04/01/45	150	148,157
Enterprise Products Operating LLC:
2.55%, 10/15/19	500	501,574
3.90%, 02/15/24	125	130,250
3.75%, 02/15/25	790	814,566
3.70%, 02/15/26	960	982,983
3.95%, 02/15/27	1,500	1,559,051
5.95%, 02/01/41	150	185,138
4.45%, 02/15/43	325	336,438
4.85%, 03/15/44	200	217,708
5.10%, 02/15/45	250	285,267
4.90%, 05/15/46	350	385,628
Series E, 5.25%, 08/16/77(b)	750	742,500
EOG Resources, Inc.:
5.63%, 06/01/19	150	156,944
3.15%, 04/01/25	80	79,703
5.10%, 01/15/36	250	288,749
EQT Corp., 4.88%, 11/15/21	50	53,310
Exxon Mobil Corp.:
2.22%, 03/01/21	750	748,322
2.40%, 03/06/22	500	499,198
2.73%, 03/01/23	1,000	1,007,080
3.18%, 03/15/24	250	257,825
2.71%, 03/06/25	1,250	1,245,756
3.04%, 03/01/26	620	629,575
4.11%, 03/01/46	500	559,618
Hess Corp.:
4.30%, 04/01/27	1,500	1,503,671
5.60%, 02/15/41	550	593,100
Husky Energy, Inc.:
3.95%, 04/15/22	150	155,193
4.00%, 04/15/24	500	522,309
Kinder Morgan Energy Partners LP:
4.30%, 05/01/24	500	520,579
2.65%, 02/01/19	245	245,439
3.50%, 03/01/21	750	762,854
5.80%, 03/01/21	250	271,214
5.00%, 10/01/21	200	213,171
3.95%, 09/01/22	225	232,205
3.45%, 02/15/23	500	502,541
4.15%, 02/01/24	1,000	1,037,116
4.25%, 09/01/24	155	160,530
6.50%, 02/01/37	100	117,028
6.95%, 01/15/38	250	310,837

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP (continued):
5.00%, 08/15/42	$75	$76,110
5.00%, 03/01/43	250	253,765
5.50%, 03/01/44	250	266,298
5.40%, 09/01/44	250	264,315
Kinder Morgan, Inc.:
3.05%, 12/01/19	250	252,190
4.30%, 06/01/25	410	427,069
5.30%, 12/01/34	250	266,691
5.55%, 06/01/45	750	820,796
5.05%, 02/15/46	750	778,452
Magellan Midstream Partners LP:
3.20%, 03/15/25	500	491,902
4.25%, 09/15/46	250	253,030
Marathon Oil Corp.:
2.80%, 11/01/22	400	396,103
3.85%, 06/01/25	250	254,484
4.40%, 07/15/27	1,000	1,045,066
5.20%, 06/01/45	250	277,097
Marathon Petroleum Corp.:
5.13%, 03/01/21	150	160,986
3.63%, 09/15/24	115	117,280
4.75%, 09/15/44	250	261,207
5.85%, 12/15/45	250	287,968
MPLX LP:
4.50%, 07/15/23	250	264,130
4.88%, 12/01/24	250	269,475
4.88%, 06/01/25	250	267,930
4.13%, 03/01/27	1,000	1,024,238
Nexen Energy ULC, 6.40%, 05/15/37	400	521,710
Noble Energy, Inc.:
5.63%, 05/01/21	250	256,796
4.15%, 12/15/21	150	156,303
3.85%, 01/15/28	500	501,528
5.25%, 11/15/43	500	553,382
4.95%, 08/15/47	500	535,079
Occidental Petroleum Corp.:
4.10%, 02/01/21	50	52,367
3.50%, 06/15/25	250	258,887
3.40%, 04/15/26	390	399,406
3.00%, 02/15/27	1,500	1,491,228
4.40%, 04/15/46	250	276,738
ONEOK Partners LP:
3.38%, 10/01/22	500	503,504
4.90%, 03/15/25	250	268,056
6.13%, 02/01/41	300	350,129
ONEOK, Inc., 4.95%, 07/13/47	1,000	1,040,384
Petroleos Mexicanos:
3.50%, 07/23/20	500	506,750
5.50%, 01/21/21	500	530,500
6.38%, 02/04/21	2,000	2,174,000
4.88%, 01/24/22	400	416,900
3.50%, 01/30/23	400	391,600
4.63%, 09/21/23	1,500	1,543,125
4.88%, 01/18/24	250	258,988
4.50%, 01/23/26	2,000	1,996,400
6.88%, 08/04/26	500	566,875
6.50%, 03/13/27(c)	750	819,750
6.50%, 06/02/41	550	565,675
5.50%, 06/27/44	862	793,006
6.38%, 01/23/45	750	754,013
5.63%, 01/23/46	550	509,025
6.75%, 09/21/47	473	493,741
6.75%, 09/21/47(c)	1,000	1,043,850

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66:
4.65%, 11/15/34	$1,355	$1,484,605
5.88%, 05/01/42	100	127,270
4.88%, 11/15/44	250	286,347
Phillips 66 Partners LP, 4.90%, 10/01/46	500	528,973
Pioneer Natural Resources Co., 3.95%, 07/15/22	150	156,345
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 06/01/22	500	502,913
2.85%, 01/31/23	250	239,219
3.60%, 11/01/24	750	730,393
4.50%, 12/15/26	500	506,850
5.15%, 06/01/42	50	48,685
4.70%, 06/15/44	250	233,713
Sabine Pass Liquefaction LLC:
5.63%, 03/01/25	1,000	1,103,009
5.00%, 03/15/27	1,000	1,073,076
Shell International Finance BV:
1.38%, 05/10/19	250	247,847
4.38%, 03/25/20	100	104,568
2.13%, 05/11/20	750	748,440
2.25%, 11/10/20	120	119,968
1.88%, 05/10/21	250	246,324
1.75%, 09/12/21	1,000	975,837
3.40%, 08/12/23	2,000	2,076,655
3.25%, 05/11/25	1,250	1,284,609
2.88%, 05/10/26	500	500,004
2.50%, 09/12/26	1,000	968,639
4.13%, 05/11/35	500	545,429
6.38%, 12/15/38	300	418,238
5.50%, 03/25/40	300	381,491
4.55%, 08/12/43	200	227,478
4.38%, 05/11/45	500	562,186
4.00%, 05/10/46	750	798,788
3.75%, 09/12/46	150	152,988
Spectra Energy Capital LLC, 3.30%, 03/15/23	150	149,665
Spectra Energy Partners LP:
4.75%, 03/15/24	250	271,794
3.50%, 03/15/25	250	251,053
3.38%, 10/15/26	1,000	988,249
Statoil ASA:
2.75%, 11/10/21	500	506,739
2.65%, 01/15/24	1,500	1,493,519
3.70%, 03/01/24	250	262,651
3.25%, 11/10/24	500	514,028
5.10%, 08/17/40	100	120,569
Suncor Energy, Inc.:
3.60%, 12/01/24	1,165	1,190,583
6.50%, 06/15/38	500	675,505
6.85%, 06/01/39	250	347,849
Sunoco Logistics Partners Operations LP:
4.25%, 04/01/24	400	407,790
4.00%, 10/01/27	500	490,275
4.95%, 01/15/43	250	235,182
5.30%, 04/01/44	100	98,690
5.40%, 10/01/47	500	503,377
TC PipeLines LP:
4.38%, 03/13/25	250	260,074
3.90%, 05/25/27	105	105,525
Total Capital Canada Ltd., 2.75%, 07/15/23	150	150,789
Total Capital International SA:
2.13%, 01/10/19	350	350,350
2.75%, 06/19/21	250	252,511
2.70%, 01/25/23	500	502,866

36	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd.:
2.50%, 08/01/22	$1,000	$993,644
3.75%, 10/16/23	500	522,419
4.88%, 01/15/26	600	671,788
4.63%, 03/01/34	250	279,144
6.20%, 10/15/37	200	263,930
7.25%, 08/15/38	250	364,878
7.63%, 01/15/39	250	376,661
5.00%, 10/16/43	150	177,668
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26	250	319,542
4.45%, 08/01/42	250	261,588
Valero Energy Corp.:
6.13%, 02/01/20	150	161,550
3.65%, 03/15/25	500	513,430
3.40%, 09/15/26	750	753,049
6.63%, 06/15/37	300	395,374
4.90%, 03/15/45	500	569,479
Western Gas Partners LP:
4.00%, 07/01/22	250	255,044
3.95%, 06/01/25	750	749,917
4.65%, 07/01/26	250	259,879
Williams Partners LP:
5.25%, 03/15/20	500	528,162
4.00%, 11/15/21	250	258,540
3.60%, 03/15/22	750	767,183
4.30%, 03/04/24	250	261,838
3.90%, 01/15/25	250	254,795
4.00%, 09/15/25	250	255,803
3.75%, 06/15/27	500	501,039
6.30%, 04/15/40	250	307,485
4.90%, 01/15/45	500	530,436

		139,559,412
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, 8.88%, 05/15/31	525	813,217
International Paper Co.:
3.65%, 06/15/24	500	516,544
5.00%, 09/15/35	250	282,740
7.30%, 11/15/39	250	352,174
4.80%, 06/15/44	250	273,664
4.40%, 08/15/47	500	522,481
WestRock MWV LLC, 8.20%, 01/15/30	100	140,586

		2,901,406
Personal Products — 0.1%
Colgate-Palmolive Co.:
1.75%, 03/15/19	250	249,249
3.25%, 03/15/24	250	257,637
3.70%, 08/01/47	750	767,146
Estee Lauder Cos., Inc., 3.15%, 03/15/27	1,000	1,006,893
The Procter & Gamble Co., 1.90%, 10/23/20	2,500	2,486,516

		4,767,441
Pharmaceuticals — 1.3%
Abbott Laboratories:
2.00%, 03/15/20	500	495,867
2.55%, 03/15/22	1,000	989,679
3.25%, 04/15/23	150	152,099
3.88%, 09/15/25	45	46,545
3.75%, 11/30/26	500	513,433
4.75%, 11/30/36	500	561,800
5.30%, 05/27/40	500	578,320
4.75%, 04/15/43	250	277,577
4.90%, 11/30/46	1,000	1,146,497

Security	Par (000)	Value
Pharmaceuticals (continued)
AbbVie, Inc.:
2.50%, 05/14/20	$500	$501,541
2.30%, 05/14/21	750	744,520
2.90%, 11/06/22	1,250	1,253,635
2.85%, 05/14/23	1,500	1,496,713
3.60%, 05/14/25	1,500	1,542,114
3.20%, 05/14/26	1,435	1,430,758
4.50%, 05/14/35	450	494,254
4.30%, 05/14/36	200	214,306
4.40%, 11/06/42	400	428,858
4.70%, 05/14/45	500	560,637
4.45%, 05/14/46	250	271,750
Actavis Funding SCS:
3.00%, 03/12/20	1,000	1,008,996
3.45%, 03/15/22	1,155	1,173,543
3.80%, 03/15/25	750	763,535
4.55%, 03/15/35	380	402,103
4.85%, 06/15/44	250	267,606
4.75%, 03/15/45	668	711,124
Actavis, Inc., 3.25%, 10/01/22	1,150	1,153,543
AmerisourceBergen Corp.:
3.45%, 12/15/27	750	743,759
4.25%, 03/01/45	250	249,852
AstraZeneca PLC:
1.95%, 09/18/19	500	497,180
2.38%, 11/16/20	500	499,243
2.38%, 06/12/22	500	494,070
3.38%, 11/16/25	1,700	1,728,336
3.13%, 06/12/27	500	494,085
6.45%, 09/15/37	100	135,875
4.38%, 11/16/45	650	707,097
Bristol-Myers Squibb Co.:
1.75%, 03/01/19	250	249,160
2.00%, 08/01/22	250	244,688
4.50%, 03/01/44	250	288,402
Cardinal Health, Inc.:
3.50%, 11/15/24	250	251,156
3.41%, 06/15/27	2,000	1,957,690
4.60%, 03/15/43	50	51,482
4.90%, 09/15/45	250	268,713
Eli Lilly & Co.:
1.95%, 03/15/19	250	249,795
2.75%, 06/01/25	45	45,125
3.10%, 05/15/27	750	761,280
3.70%, 03/01/45	250	258,448
Express Scripts Holding Co.:
2.25%, 06/15/19	350	349,434
4.75%, 11/15/21	300	319,629
3.05%, 11/30/22	1,000	998,301
3.00%, 07/15/23	1,000	993,048
3.50%, 06/15/24	250	252,211
4.50%, 02/25/26	250	265,302
3.40%, 03/01/27	750	735,985
4.80%, 07/15/46	250	265,947
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	1,650	1,674,780
GlaxoSmithKline Capital, Inc.:
2.80%, 03/18/23	1,500	1,513,065
5.38%, 04/15/34	250	307,241
6.38%, 05/15/38	300	423,218
Johnson & Johnson:
1.13%, 03/01/19	1,000	989,960
1.95%, 11/10/20	1,000	995,265
1.65%, 03/01/21	500	489,216

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
Johnson & Johnson (continued):
2.45%, 12/05/21	$450	$452,743
2.05%, 03/01/23	750	735,694
2.45%, 03/01/26	370	360,815
4.38%, 12/05/33	250	285,029
3.55%, 03/01/36	750	777,557
3.63%, 03/03/37	500	528,240
4.50%, 09/01/40	100	114,300
4.50%, 12/05/43	750	875,998
3.50%, 01/15/48	750	767,237
Mead Johnson Nutrition Co., 4.60%, 06/01/44	250	278,728
Merck & Co., Inc.:
3.88%, 01/15/21	250	261,058
2.35%, 02/10/22	500	499,329
2.75%, 02/10/25	570	567,692
4.15%, 05/18/43	250	279,542
3.70%, 02/10/45	900	939,546
Merck Sharp & Dohme Corp., 5.00%, 06/30/19	500	521,448
Mylan NV:
3.95%, 06/15/26	1,000	1,008,367
5.25%, 06/15/46	500	547,855
Mylan, Inc., 4.20%, 11/29/23	250	259,122
Novartis Capital Corp.:
1.80%, 02/14/20	250	248,167
4.40%, 04/24/20	100	104,959
3.40%, 05/06/24	650	675,978
3.00%, 11/20/25	1,100	1,112,082
4.40%, 05/06/44	750	859,882
Perrigo Finance PLC:
3.90%, 12/15/24	250	254,189
4.38%, 03/15/26	250	256,504
Pfizer, Inc.:
1.45%, 06/03/19	500	496,054
1.95%, 06/03/21	500	493,812
2.20%, 12/15/21	1,000	994,935
5.80%, 08/12/23	500	579,480
2.75%, 06/03/26	115	113,518
3.00%, 12/15/26	750	754,520
4.00%, 12/15/36	500	547,741
7.20%, 03/15/39	250	383,385
4.30%, 06/15/43	500	561,326
4.40%, 05/15/44	500	573,912
Shire Acquisitions Investments Ireland DAC:
2.88%, 09/23/23	500	491,537
3.20%, 09/23/26	900	879,977
Teva Pharmaceutical Finance Co. BV:
3.65%, 11/10/21	113	107,497
2.95%, 12/18/22	309	276,601
Teva Pharmaceutical Finance Netherlands III BV:
1.70%, 07/19/19	1,000	971,596
2.20%, 07/21/21	750	685,103
2.80%, 07/21/23	1,500	1,306,216
3.15%, 10/01/26	640	528,414
4.10%, 10/01/46	750	571,128
Wyeth LLC:
6.50%, 02/01/34	500	683,785
5.95%, 04/01/37	250	335,160
Zoetis, Inc., 4.70%, 02/01/43	400	447,179

		66,284,328
Real Estate — 0.1%
Boston Properties LP:
4.13%, 05/15/21	250	261,289
3.85%, 02/01/23	1,000	1,041,772

Security	Par (000)	Value
Real Estate (continued)
Boston Properties LP (continued):
3.13%, 09/01/23	$250	$251,969
3.65%, 02/01/26	190	193,018
CBRE Services, Inc.:
5.25%, 03/15/25	250	274,980
4.88%, 03/01/26	250	270,855
Host Hotels & Resorts LP:
5.25%, 03/15/22	250	269,197
Series E, 4.00%, 06/15/25	190	194,165
Liberty Property LP, 4.40%, 02/15/24	250	266,743
Prologis LP, 3.75%, 11/01/25	45	47,179

		3,071,167
Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc., 4.30%, 01/15/26	250	261,944
American Tower Corp.:
3.40%, 02/15/19	250	252,833
2.80%, 06/01/20	250	251,558
5.05%, 09/01/20	25	26,507
5.90%, 11/01/21	500	553,064
4.70%, 03/15/22	100	107,048
3.50%, 01/31/23	150	153,375
5.00%, 02/15/24	1,000	1,095,367
4.40%, 02/15/26	30	31,548
3.38%, 10/15/26	500	491,242
AvalonBay Communities, Inc.:
2.95%, 09/15/22	100	100,908
3.45%, 06/01/25	100	102,483
3.90%, 10/15/46	250	250,255
Brixmor Operating Partnership LP:
3.65%, 06/15/24	750	746,082
4.13%, 06/15/26	250	252,149
CBL & Associates LP, 5.95%, 12/15/26	350	325,597
Crown Castle International Corp.:
3.40%, 02/15/21	750	765,929
2.25%, 09/01/21	1,000	983,132
3.70%, 06/15/26	280	279,809
4.00%, 03/01/27	1,000	1,022,426
DDR Corp.:
4.63%, 07/15/22	100	105,433
4.25%, 02/01/26	250	254,390
Digital Realty Trust LP, 4.75%, 10/01/25	500	543,587
EPR Properties, 4.50%, 06/01/27	1,000	1,005,690
ERP Operating LP:
4.75%, 07/15/20	100	105,410
4.63%, 12/15/21	2,000	2,142,293
3.25%, 08/01/27	500	498,384
4.50%, 07/01/44	150	164,205
Essex Portfolio LP, 3.88%, 05/01/24	100	103,638
Federal Realty Investment Trust, 3.25%, 07/15/27	500	495,906
HCP, Inc.:
2.63%, 02/01/20	250	250,897
5.38%, 02/01/21	39	41,882
3.15%, 08/01/22	100	100,944
4.00%, 12/01/22	250	261,771
3.40%, 02/01/25	500	495,587
4.00%, 06/01/25	500	514,683
Hospitality Properties Trust:
5.00%, 08/15/22	200	213,424
4.95%, 02/15/27	1,000	1,054,621
Kimco Realty Corp.:
3.20%, 05/01/21	250	254,161
3.30%, 02/01/25	350	347,272
2.80%, 10/01/26	500	471,967
4.45%, 09/01/47	350	359,550

38	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartments LP, 4.30%, 10/15/23	$200	$209,869
National Retail Properties, Inc., 3.30%, 04/15/23	500	502,489
Omega Healthcare Investors, Inc.:
4.50%, 04/01/27	250	244,618
4.75%, 01/15/28	500	495,633
Realty Income Corp.:
4.65%, 08/01/23	250	269,073
3.00%, 01/15/27	1,000	956,905
Simon Property Group LP:
4.13%, 12/01/21	100	105,442
3.38%, 03/15/22	100	102,640
2.63%, 06/15/22	250	249,400
3.38%, 10/01/24	500	510,313
3.38%, 06/15/27	750	755,682
4.75%, 03/15/42	100	112,199
4.25%, 10/01/44	250	260,875
4.25%, 11/30/46	500	526,986
Ventas Realty LP:
4.13%, 01/15/26	1,250	1,304,608
3.25%, 10/15/26	500	486,850
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 04/01/20	250	251,108
4.25%, 03/01/22	100	104,823
VEREIT Operating Partnership LP, 3.95%, 08/15/27	500	494,286
Welltower, Inc.:
4.13%, 04/01/19	200	203,563
5.25%, 01/15/22	50	54,334
4.00%, 06/01/25	250	258,511
4.25%, 04/01/26	350	366,407
Weyerhaeuser Co., 7.38%, 03/15/32	350	483,448

		27,149,013
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
4.70%, 10/01/19	750	781,764
3.75%, 04/01/24	50	52,925
3.65%, 09/01/25	750	788,697
7.00%, 12/15/25	250	318,364
3.25%, 06/15/27	2,000	2,045,894
5.40%, 06/01/41	50	62,933
4.40%, 03/15/42	150	168,514
4.38%, 09/01/42	250	279,237
4.45%, 03/15/43	200	225,377
5.15%, 09/01/43	250	309,110
4.90%, 04/01/44	500	599,362
4.55%, 09/01/44	250	286,237
4.13%, 06/15/47	250	273,930
Canadian National Railway Co.:
2.85%, 12/15/21	1,000	1,011,374
2.95%, 11/21/24	305	308,549
2.75%, 03/01/26	560	555,884
3.50%, 11/15/42	100	97,731
Canadian Pacific Railway Co.:
4.45%, 03/15/23	500	533,314
2.90%, 02/01/25	1,000	992,115
7.13%, 10/15/31	250	342,067
4.80%, 09/15/35	250	291,235
5.75%, 01/15/42	25	31,794
4.80%, 08/01/45	110	130,824
CSX Corp.:
3.70%, 10/30/20	100	103,301
3.35%, 11/01/25	250	254,177
4.75%, 05/30/42	100	112,072
3.95%, 05/01/50	450	447,756

Security	Par (000)	Value
Road & Rail (continued)
CSX Corp. (continued):
4.50%, 08/01/54	$250	$263,204
4.25%, 11/01/66	750	749,390
Kansas City Southern, 3.13%, 06/01/26	250	242,127
Norfolk Southern Corp.:
3.00%, 04/01/22	1,750	1,771,977
3.85%, 01/15/24	1,000	1,055,107
3.15%, 06/01/27	880	877,760
3.95%, 10/01/42	100	102,455
4.80%, 08/15/43	131	149,700
4.45%, 06/15/45	250	278,719
3.94%, 11/01/47(c)	225	230,927
Union Pacific Corp.:
4.16%, 07/15/22	100	107,192
3.65%, 02/15/24	1,000	1,051,125
3.25%, 08/15/25	250	256,684
2.75%, 03/01/26	1,000	988,444
3.60%, 09/15/37	500	518,031
4.30%, 06/15/42	50	54,936
4.75%, 12/15/43	250	290,145
4.05%, 11/15/45	250	270,213
4.05%, 03/01/46	140	151,391
3.80%, 10/01/51	250	254,897

		21,068,961
Semiconductors & Semiconductor Equipment — 0.4%
Altera Corp., 4.10%, 11/15/23	250	268,734
Analog Devices, Inc., 3.50%, 12/05/26	750	758,983
Applied Materials, Inc.:
4.30%, 06/15/21	500	530,259
3.90%, 10/01/25	160	169,827
3.30%, 04/01/27	1,000	1,017,099
5.85%, 06/15/41	300	393,011
Broadcom Corp./Broadcom Cayman Finance Ltd.(c):
3.00%, 01/15/22	1,500	1,487,295
3.88%, 01/15/27	1,500	1,476,069
Intel Corp.:
1.85%, 05/11/20	2,000	1,990,815
2.45%, 07/29/20	2,000	2,021,793
1.70%, 05/19/21	1,000	982,092
4.10%, 05/19/46	500	551,362
3.73%, 12/08/47(c)	1,399	1,452,777
KLA-Tencor Corp., 4.65%, 11/01/24	305	330,832
Lam Research Corp., 3.80%, 03/15/25	230	239,100
Maxim Integrated Products, Inc., 3.38%, 03/15/23	100	100,933
QUALCOMM, Inc.:
2.10%, 05/20/20	70	69,706
2.25%, 05/20/20	500	496,145
3.00%, 05/20/22	250	250,228
2.60%, 01/30/23	140	136,558
3.45%, 05/20/25	250	250,568
3.25%, 05/20/27	500	488,195
4.65%, 05/20/35	250	269,039
4.80%, 05/20/45	750	806,660
4.30%, 05/20/47	500	503,703
Seagate HDD Cayman:
4.75%, 06/01/23	500	507,500
4.88%, 06/01/27	500	478,085
Texas Instruments, Inc., 1.75%, 05/01/20	250	247,818
Xilinx, Inc., 3.00%, 03/15/21	75	75,646

		18,350,832
Software — 0.7%
Activision Blizzard, Inc., 3.40%, 06/15/27	1,000	1,007,036
CA, Inc., 4.50%, 08/15/23	170	177,646

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Software (continued)
Hewlett Packard Enterprise Co., 4.40%, 10/15/22	$1,500	$1,576,359
Microsoft Corp.:
1.63%, 12/06/18	250	249,524
1.10%, 08/08/19	2,000	1,973,257
1.85%, 02/06/20	1,000	997,043
1.85%, 02/12/20	500	498,063
3.00%, 10/01/20	50	51,146
2.00%, 11/03/20	500	498,054
1.55%, 08/08/21	500	486,836
2.40%, 02/06/22	1,000	1,000,355
2.38%, 02/12/22	1,000	998,378
2.65%, 11/03/22	500	503,664
2.00%, 08/08/23	1,000	971,410
2.88%, 02/06/24	865	877,522
3.13%, 11/03/25	500	510,471
2.40%, 08/08/26	485	467,717
3.30%, 02/06/27	1,500	1,547,252
3.50%, 02/12/35	165	171,676
4.20%, 11/03/35	250	283,655
3.45%, 08/08/36	750	773,242
4.10%, 02/06/37	1,250	1,395,634
4.50%, 10/01/40	500	584,372
5.30%, 02/08/41	100	127,724
3.75%, 05/01/43	150	157,301
3.75%, 02/12/45	500	526,748
4.45%, 11/03/45	500	586,048
3.70%, 08/08/46	1,000	1,042,511
4.25%, 02/06/47	1,000	1,143,270
4.00%, 02/12/55	500	534,915
4.75%, 11/03/55	250	309,429
3.95%, 08/08/56	250	266,848
4.50%, 02/06/57	500	592,062
Oracle Corp.:
2.25%, 10/08/19	750	753,391
3.88%, 07/15/20	100	104,265
2.80%, 07/08/21	1,000	1,014,704
1.90%, 09/15/21	2,000	1,968,437
2.50%, 10/15/22	250	249,657
2.40%, 09/15/23	1,000	987,494
2.95%, 11/15/24	500	503,583
2.95%, 05/15/25	500	502,164
2.65%, 07/15/26	745	726,336
3.25%, 11/15/27	750	762,724
3.25%, 05/15/30	250	252,721
4.30%, 07/08/34	250	277,837
3.90%, 05/15/35	500	529,646
3.85%, 07/15/36	750	792,564
3.80%, 11/15/37	750	786,578
6.13%, 07/08/39	500	686,662
5.38%, 07/15/40	400	505,731
4.50%, 07/08/44	500	569,941
4.13%, 05/15/45	250	269,634
4.00%, 07/15/46	250	266,003
4.00%, 11/15/47	500	532,442
4.38%, 05/15/55	250	279,430

		36,209,112
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 4.50%, 12/01/23	250	262,843
AutoZone, Inc.:
3.70%, 04/15/22	50	51,583
3.13%, 07/15/23	250	249,980
3.25%, 04/15/25	165	164,370
Bed Bath & Beyond, Inc., 5.17%, 08/01/44	250	219,914

Security	Par (000)	Value
Specialty Retail (continued)
Home Depot, Inc.:
2.00%, 06/15/19	$350	$350,148
2.00%, 04/01/21	500	495,071
4.40%, 04/01/21	150	159,299
2.63%, 06/01/22	750	754,185
3.35%, 09/15/25	500	516,736
3.00%, 04/01/26	1,500	1,501,959
2.13%, 09/15/26	500	468,130
The Home Depot, Inc., 2.80%, 09/14/27	500	491,885
Home Depot, Inc.:
5.88%, 12/16/36	100	135,321
5.40%, 09/15/40	500	636,813
4.20%, 04/01/43	250	275,352
4.40%, 03/15/45	250	283,116
4.25%, 04/01/46	1,000	1,116,796
3.90%, 06/15/47	500	527,302
3.50%, 09/15/56	140	134,678
Lowe’s Cos., Inc.:
4.63%, 04/15/20	100	104,258
3.12%, 04/15/22	1,600	1,632,450
3.38%, 09/15/25	500	515,192
2.50%, 04/15/26	955	918,056
4.25%, 09/15/44	250	272,485
3.70%, 04/15/46	250	251,024
4.05%, 05/03/47	1,000	1,064,518
Macy’s Retail Holdings, Inc.:
3.88%, 01/15/22	300	301,896
4.38%, 09/01/23	200	201,746
3.63%, 06/01/24	250	240,953
4.50%, 12/15/34	500	425,125
5.13%, 01/15/42	250	224,052
QVC, Inc.:
5.45%, 08/15/34	200	200,920
5.95%, 03/15/43	350	352,741

		15,500,897
Technology Hardware, Storage & Peripherals — 0.5%
Adobe Systems, Inc., 3.25%, 02/01/25	70	71,889
Apple, Inc.:
1.10%, 08/02/19	1,250	1,232,807
1.55%, 02/07/20	250	247,258
1.90%, 02/07/20	1,000	996,992
2.00%, 05/06/20	500	497,768
2.25%, 02/23/21	500	499,415
1.55%, 08/04/21	1,000	971,522
2.10%, 09/12/22	500	490,610
2.40%, 01/13/23	1,000	991,407
2.85%, 02/23/23	250	253,387
2.40%, 05/03/23	2,000	1,979,419
2.50%, 02/09/25	140	136,504
3.20%, 05/13/25	750	765,138
3.25%, 02/23/26	660	673,572
2.45%, 08/04/26	1,410	1,351,410
3.35%, 02/09/27	2,000	2,048,747
3.20%, 05/11/27	1,000	1,012,700
2.90%, 09/12/27	1,000	988,155
4.50%, 02/23/36	250	286,573
3.85%, 05/04/43	250	259,740
4.45%, 05/06/44	250	285,566
3.45%, 02/09/45	350	341,575
4.38%, 05/13/45	500	563,284
4.65%, 02/23/46	480	562,097
3.85%, 08/04/46	750	781,627
4.25%, 02/09/47	250	277,807
3.75%, 11/13/47	750	771,377

40	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC/EMC Corp.(c):
4.42%, 06/15/21	$500	$521,010
5.45%, 06/15/23	1,000	1,080,639
6.02%, 06/15/26	1,590	1,753,163
8.10%, 07/15/36	500	631,396
8.35%, 07/15/46	350	450,990
Hewlett Packard Enterprise Co.:
4.90%, 10/15/25	750	791,803
6.20%, 10/15/35	500	543,181
6.35%, 10/15/45	250	264,666
HP, Inc.:
4.38%, 09/15/21	250	263,150
4.65%, 12/09/21	1,600	1,700,660
6.00%, 09/15/41	150	160,397
NetApp, Inc., 3.38%, 06/15/21	105	106,928

		27,606,329
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 3.88%, 11/01/45	500	523,597
VF Corp., 3.50%, 09/01/21	100	103,218

		626,815
Tobacco — 0.3%
Altria Group, Inc.:
9.25%, 08/06/19	45	49,889
2.63%, 01/14/20	250	251,612
4.75%, 05/05/21	1,000	1,072,381
2.85%, 08/09/22	1,500	1,509,843
4.00%, 01/31/24	250	265,220
4.50%, 05/02/43	400	434,632
5.38%, 01/31/44	320	389,270
3.88%, 09/16/46	250	248,078
BAT Capital Corp.(c):
2.30%, 08/14/20	1,000	994,499
2.76%, 08/15/22	1,000	994,555
3.22%, 08/15/24	750	749,970
3.56%, 08/15/27	1,000	1,001,297
4.39%, 08/15/37	1,250	1,312,628
4.54%, 08/15/47	500	526,454
Philip Morris International, Inc.:
1.88%, 01/15/19	250	249,533
4.13%, 05/17/21	50	52,501
2.63%, 03/06/23	250	247,253
2.13%, 05/10/23	1,000	964,431
3.25%, 11/10/24	1,000	1,016,413
3.38%, 08/11/25	750	765,301
2.75%, 02/25/26	415	406,378
4.50%, 03/20/42	50	54,411
3.88%, 08/21/42	100	99,728
4.13%, 03/04/43	450	462,777
4.88%, 11/15/43	250	285,545
4.25%, 11/10/44	365	384,732
Reynolds American, Inc.:
6.88%, 05/01/20	250	274,099
3.25%, 06/12/20	1,135	1,153,268
5.70%, 08/15/35	325	387,395
6.15%, 09/15/43	150	192,796
5.85%, 08/15/45	500	624,385

		17,421,274
Trading Companies & Distributors — 0.0%
GATX Corp., 3.25%, 09/15/26	750	730,993

Security	Par (000)	Value
Utilities — 0.0%
Emera US Finance LP:
3.55%, 06/15/26	$75	$75,215
4.75%, 06/15/46	350	383,188

		458,403
Water Utilities — 0.0%
American Water Capital Corp.:
3.40%, 03/01/25	250	257,626
2.95%, 09/01/27	500	494,830
4.30%, 09/01/45	250	278,177
3.75%, 09/01/47	500	515,936
United Utilities PLC, 5.38%, 02/01/19	50	51,527

		1,598,096
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV:
5.00%, 03/30/20	1,200	1,264,728
3.13%, 07/16/22	1,500	1,517,868
6.13%, 03/30/40	250	317,678
4.38%, 07/16/42	850	901,545
Rogers Communications, Inc.:
3.00%, 03/15/23	650	648,852
3.63%, 12/15/25	565	577,072
2.90%, 11/15/26	1,000	968,906
5.00%, 03/15/44	250	288,726
Vodafone Group PLC:
7.88%, 02/15/30	100	135,859
4.38%, 02/19/43	950	979,211

		7,600,445

Total Corporate Bonds — 26.0% (Cost — $1,292,358,761)		1,312,494,894

Foreign Agency Obligations — 3.1%
African Development Bank:
1.13%, 09/20/19	1,000	984,626
Series GDIF, 1.00%, 05/15/19	1,000	986,925
Series GDIF, 1.25%, 07/26/21	500	482,926
Asian Development Bank:
1.38%, 01/15/19	4,000	3,977,275
1.88%, 04/12/19	500	499,404
1.63%, 03/16/21	750	736,983
2.00%, 02/16/22	2,000	1,977,299
1.88%, 02/18/22	1,000	984,112
2.00%, 04/24/26	1,000	960,708
Series 5Y, 1.88%, 08/10/22	500	490,588
Canada Government International Bond, 1.63%, 02/27/19	500	498,265
Chile Government International Bond:
3.63%, 10/30/42	350	351,575
3.86%, 06/21/47	1,000	1,027,000
Colombia Government International Bond:
4.38%, 07/12/21	750	790,875
2.63%, 03/15/23	250	244,375
4.00%, 02/26/24	750	777,750
4.50%, 01/28/26	2,250	2,399,625
3.88%, 04/25/27	1,000	1,018,000
7.38%, 09/18/37	100	135,100
6.13%, 01/18/41	250	301,875
5.63%, 02/26/44	950	1,087,750
5.00%, 06/15/45	500	528,750
Council of Europe Development Bank:
1.50%, 05/17/19	1,000	993,579
1.88%, 01/27/20	1,000	995,559
1.63%, 03/10/20	250	247,460

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Agency Obligations (continued)
European Bank for Reconstruction & Development:
0.88%, 07/22/19	$500	$491,532
1.75%, 11/26/19	500	497,401
1.63%, 05/05/20	2,000	1,977,406
European Investment Bank:
1.88%, 03/15/19	500	499,411
1.25%, 05/15/19	3,000	2,970,773
1.75%, 06/17/19	1,500	1,494,929
1.13%, 08/15/19	3,000	2,958,114
1.25%, 12/16/19	5,000	4,923,286
1.38%, 06/15/20	1,000	983,091
1.63%, 08/14/20	1,000	987,537
1.63%, 12/15/20	1,000	984,810
2.00%, 03/15/21	500	496,682
1.63%, 06/15/21	2,000	1,959,129
1.38%, 09/15/21	2,000	1,933,162
2.00%, 12/15/22	1,000	981,979
2.13%, 04/13/26	1,000	965,532
2.38%, 05/24/27	1,000	981,893
Export Development Canada:
1.75%, 08/19/19	500	498,018
1.00%, 09/13/19	2,000	1,966,304
1.75%, 07/21/20	500	495,881
Export-Import Bank of Korea:
1.75%, 05/26/19	2,000	1,975,534
1.88%, 10/21/21	2,000	1,917,532
3.25%, 11/10/25	500	498,578
FMS Wertmanagement AoeR:
1.00%, 08/16/19	1,000	983,797
1.38%, 06/08/21	1,000	972,081
Hungary Government International Bond:
5.38%, 02/21/23	500	556,250
5.75%, 11/22/23	500	571,823
5.38%, 03/25/24	500	565,610
7.63%, 03/29/41	250	391,638
Inter-American Development Bank:
1.00%, 05/13/19	2,500	2,468,335
1.25%, 10/15/19	500	493,296
1.75%, 10/15/19	1,500	1,493,076
1.63%, 05/12/20	5,000	4,953,025
1.88%, 03/15/21	500	495,447
1.25%, 09/14/21	1,000	967,135
2.13%, 01/18/22	1,000	995,571
1.75%, 04/14/22	750	734,380
2.38%, 07/07/27	1,000	982,126
International Bank for Reconstruction & Development:
1.25%, 07/26/19	1,000	988,902
0.88%, 08/15/19	1,750	1,719,088
1.88%, 10/07/19	250	249,457
1.13%, 11/27/19	1,500	1,474,966
1.38%, 03/30/20	3,750	3,694,729
1.13%, 08/10/20	1,000	975,905
2.13%, 11/01/20	500	499,905
1.38%, 05/24/21	500	486,697
1.38%, 09/20/21	1,000	969,416
7.63%, 01/19/23	1,000	1,245,470
1.75%, 04/19/23	1,000	967,956
4.75%, 02/15/35	500	642,528
Series GDIF, 1.63%, 09/04/20	2,000	1,974,862
Series GDIF, 2.25%, 06/24/21	1,000	999,954
Series GDIF, 2.50%, 07/29/25	500	499,386
Series GDIF, 1.88%, 10/27/26	750	709,342

Security	Par (000)	Value
Foreign Agency Obligations (continued)
International Finance Corp.:
1.75%, 09/16/19	$1,500	$1,493,128
1.63%, 07/16/20	500	494,522
1.13%, 07/20/21	500	481,140
Israel Government International Bond, 4.50%, 01/30/43	200	218,082
Italian Government International Bond:
6.88%, 09/27/23	100	118,210
5.38%, 06/15/33	250	293,035
Japan Bank for International Cooperation:
2.13%, 02/07/19	200	199,744
1.88%, 04/20/21	2,000	1,954,053
2.00%, 11/04/21	2,000	1,960,668
2.38%, 07/21/22	1,000	985,954
3.38%, 07/31/23	500	517,622
2.38%, 04/20/26	750	727,567
2.25%, 11/04/26	500	480,466
Korea Development Bank:
1.38%, 09/12/19	750	733,228
2.75%, 03/19/23	1,000	982,002
Korea International Bond, 4.13%, 06/10/44	250	286,896
Landwirtschaftliche Rentenbank:
2.25%, 10/01/21	500	499,736
1.75%, 07/27/26	1,000	937,077
Mexico Government International Bond:
8.13%, 12/30/19	100	113,250
3.63%, 03/15/22	2,750	2,857,250
4.00%, 10/02/23	250	261,625
3.60%, 01/30/25	500	506,750
4.13%, 01/21/26	3,000	3,127,500
4.15%, 03/28/27	1,000	1,037,000
6.75%, 09/27/34	150	195,000
6.05%, 01/11/40	300	353,400
4.75%, 03/08/44	1,700	1,718,700
5.55%, 01/21/45	1,525	1,715,625
4.60%, 01/23/46	500	493,000
4.35%, 01/15/47	750	716,250
Nordic Investment Bank, 1.50%, 09/29/20	1,500	1,475,667
Panama Government International Bond:
5.20%, 01/30/20	350	368,900
3.75%, 03/16/25	1,500	1,564,500
3.88%, 03/17/28	1,500	1,567,500
6.70%, 01/26/36	350	465,850
Peruvian Government International Bond:
7.35%, 07/21/25	400	518,200
4.13%, 08/25/27	1,000	1,086,500
8.75%, 11/21/33	441	694,575
6.55%, 03/14/37	250	338,125
5.63%, 11/18/50	1,050	1,347,150
Philippine Government International Bond:
4.00%, 01/15/21	1,500	1,573,233
4.20%, 01/21/24	2,500	2,715,285
7.75%, 01/14/31	500	712,920
6.38%, 10/23/34	250	334,355
3.95%, 01/20/40	250	257,350
3.70%, 03/01/41	1,100	1,093,961
Poland Government International Bond:
6.38%, 07/15/19	250	265,000
5.00%, 03/23/22	1,050	1,149,750
3.00%, 03/17/23	200	203,349
4.00%, 01/22/24	250	266,595
3.25%, 04/06/26	250	255,282
Province of Alberta Canada, 2.20%, 07/26/22	1,000	985,432
Province of Manitoba Canada, 2.05%, 11/30/20	500	495,576

42	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Agency Obligations (continued)
Province of Ontario Canada:
2.00%, 01/30/19	$500	$499,979
4.40%, 04/14/20	1,200	1,256,844
1.88%, 05/21/20	500	495,440
2.25%, 05/18/22	2,000	1,978,714
2.20%, 10/03/22	2,000	1,969,132
Province of Quebec Canada:
3.50%, 07/29/20	500	515,467
2.75%, 08/25/21	500	505,336
2.38%, 01/31/22	1,000	996,061
2.63%, 02/13/23	250	249,972
2.88%, 10/16/24	500	505,434
2.50%, 04/20/26	500	489,033
Svensk Exportkredit AB:
1.88%, 06/17/19	500	498,640
2.38%, 03/09/22	1,500	1,499,130
Uruguay Government International Bond:
8.00%, 11/18/22	150	180,825
4.50%, 08/14/24	1,250	1,355,625
4.38%, 10/27/27	1,000	1,070,850
5.10%, 06/18/50	1,500	1,665,000

Total Foreign Agency Obligations — 3.1% (Cost — $154,623,329)		154,564,068

Municipal Bonds — 0.6%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 02/15/41	150	234,156
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series F-2, 6.26%, 04/01/49	250	369,330
Series S-1, 6.92%, 04/01/40	200	288,564
Series S-1, 7.04%, 04/01/50	100	157,982
Series S-3, 6.91%, 10/01/50	200	315,888
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40	200	260,370
Pension Funding, Series A, 6.90%, 12/01/40	100	135,589
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	100	149,380
City of Los Angeles California Department of Water & Power, RB, Build America Bonds:
5.72%, 07/01/39	200	263,876
6.60%, 07/01/50	90	139,805
Series D, 6.57%, 07/01/45	175	263,378
City of New York New York, Build America Bonds, Series A-2, 5.21%, 10/01/31	225	263,027
City of New York New York, GO, 6.27%, 12/01/37	300	405,096
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series GG, Build America Bonds, 5.72%, 06/15/42	100	135,543
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	345	436,915
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Build America Bonds, Fiscal 2010, Series EE, 6.01%, 06/15/42	100	140,703
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 5.72%, 02/01/41	200	268,414
City Public Service Board of San Antonio Texas, RB, 4.43%, 02/01/42	170	196,362

Security	Par (000)	Value
Municipal Bonds (continued)
Commonwealth of Massachusetts, GO, Build America Bonds, 5.46%, 12/01/39	$500	$637,065
County of Clark Nevada Department of Aviation, ARB, Build America Bonds, Series C, 6.82%, 07/01/45	150	233,985
County of Los Angeles California Metropolitan Transportation Authority, RB, Build America Bonds, 5.74%, 06/01/39	100	126,167
County of San Diego California Water Authority, RB, Build America Bonds, Series B, 6.14%, 05/01/49	100	141,271
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	260	324,194
District of Columbia, RB, Build America Bonds, Series E, 5.59%, 12/01/34	200	247,178
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 06/01/40	100	133,955
Health & Educational Facilities Authority of the State of Missouri, RB, Taxable, Washington University, Series A, 3.65%, 08/15/57	240	243,924
JobsOhio Beverage System, Refunding RB, Series B:
3.99%, 01/01/29	100	106,010
4.53%, 01/01/35	100	111,934
Los Angeles California Community College District, GO, Build America Bonds, 6.75%, 08/01/49	200	310,434
Los Angeles California Unified School District, GO:
5.75%, 07/01/34	100	127,519
Build America Bonds, 6.76%, 07/01/34	450	621,504
Massachusetts School Building Authority, RB, Build America Bonds, 5.72%, 08/15/39	100	127,338
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 4.05%, 07/01/26	100	106,183
Metropolitan Transportation Authority, RB, Build America Bonds:
6.67%, 11/15/39	125	176,929
Series E, 6.81%, 11/15/40	400	571,684
Metropolitan Washington Airports Authority, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	100	153,429
Metropolitan Water Reclamation District of Greater Chicago, GO, Build America Bonds, 5.72%, 12/01/38	150	195,045
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 6.64%, 04/01/57	345	442,235
New Jersey EDA, RB, Series A (NPFGC), 7.43%, 02/15/29	450	562,797
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 01/01/41	300	448,179
Series F, 7.41%, 01/01/40	400	617,408
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.56%, 12/15/40	100	132,511
Series C, 5.75%, 12/15/28	200	229,606
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Build America Bonds, 5.77%, 08/01/36	100	125,546
New York City Water & Sewer System, RB:
5.88%, 06/15/44	100	138,341
Build America Bonds, 2nd General Resolution, Fiscal 2020, Series DD, 5.95%, 06/15/42	115	160,679
New York City Water & Sewer System, Refunding RB, Build America Bonds, 2nd General Resolution, Fiscal 2011, Series AA, 5.44%, 06/15/43	200	263,156
New York State Urban Development Corp., RB, Build America Bonds, 5.77%, 03/15/39	200	244,514

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds (continued)
North Texas Tollway Authority, RB, Build America Bonds, Series B, 6.72%, 01/01/49	$300	$456,387
Ohio State University, RB:
Build America Bonds, Series C, 4.91%, 06/01/40	200	242,286
Series A, 3.80%, 12/01/46	200	206,620
Ohio State Water Development Authority, RB, Build America Bonds, Series B-2, 4.88%, 12/01/34	100	115,236
Oregon School Boards Association, GO, Series B, 5.55%, 06/30/28	375	436,740
Permanent University Fund — University of Texas System, Refunding RB, 3.38%, 07/01/47	90	90,400
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	100	121,817
Consolidated, 160th Series, 5.65%, 11/01/40	245	321,349
Port Authority of New York & New Jersey, RB:
159th Series, 6.04%, 12/01/29	200	254,802
182nd Series, 5.31%, 08/01/46	100	112,002
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 174th Series, 4.46%, 10/01/62	800	923,784
Regents of the University of California Medical Center Pooled Revenue, RB, Regents, Build America Bonds, Series H, 6.55%, 05/15/48	50	70,890
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Build America Bonds, Series F, 6.58%, 05/15/49	100	140,673
Regional Transportation District, RB, Series B, 5.84%, 11/01/50	100	136,238
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 01/01/41	225	270,790
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 04/01/32	100	121,180
State Board of Administration Finance Corp, RB, Series A, 3.00%, 07/01/20	300	303,927
State Board of Administration Finance Corp., RB, Series A:
2.16%, 07/01/19	150	149,676
2.64%, 07/01/21	200	200,206
State of California, 6.20%, 10/01/19	170	182,197
State of California, GO, Build America Bonds:
7.30%, 10/01/39	100	149,186
Various Purpose, 5.70%, 11/01/21	200	223,008
Various Purpose, 2.37%, 04/01/22	500	498,420
Various Purpose, 7.50%, 04/01/34	145	214,719
Various Purpose, 7.55%, 04/01/39	1,375	2,163,714
Various Purpose, 7.35%, 11/01/39	200	300,144
Various Purpose, 7.60%, 11/01/40	600	958,158
State of California Department of Water Res. Power Supply Revenue, Refunding RB, Series P, 2.00%, 05/01/22	250	244,347
State of Connecticut, GO:
Build America Bonds, Series D, 5.09%, 10/01/30	150	166,448
Series A, 5.85%, 03/15/32	200	240,532
State of Illinois, GO:
5.67%, 03/01/18	200	201,088
5.88%, 03/01/19	500	515,580
Pension, 5.10%, 06/01/33	1,850	1,846,929
State of Oregon, GO, 5.76%, 06/01/23	91	99,572
State of South Carolina Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 01/01/50	100	135,728
State of Texas, GO, Build America Bonds, Series A, 5.52%, 04/01/39	500	656,400
State of Wisconsin, RB, Series A (AGM), 5.70%, 05/01/26	100	114,687
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27	320	324,474
Texas Transportation Commission, RB, 1st Tier, Build America Bonds, Series B, 5.18%, 04/01/30	600	720,864

Security	Par (000)	Value
Municipal Bonds (continued)
University of California, RB:
Build America Bonds, 5.95%, 05/15/45	$350	$458,391
General, Series AD, 4.86%, 05/15/12	300	334,872
University of California, Refunding RB:
3.06%, 07/01/25	100	101,089
General, Series AJ, 4.60%, 05/15/31	150	166,719
University of Virginia, RB, Series C, 4.18%, 09/01/17	60	62,569

Total Municipal Bonds — 0.6% (Cost — $27,125,319)		28,239,936

Non-Agency Mortgage-Backed Securities — 1.1%

Commercial Mortgage-Backed Securities — 1.1%
Barclays Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	2,300	2,398,591
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.13%, 11/10/46	750	799,737
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500	519,959
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500	1,556,897
Series 2016-GC37, Class A4, 3.31%, 04/10/49	3,500	3,549,537
Series 2016-P5, Class A4, 2.94%, 10/10/49	1,000	989,512
Series 2017-P7, Class A4, 3.71%, 04/14/50	2,250	2,350,216
Commercial Mortgage Trust:
Series 2013-CR09, Class A4, 4.23%, 07/10/45(b)	2,700	2,892,076
Series 2013-CR12, Class A4, 4.05%, 10/10/46	1,300	1,380,696
Series 2013-CR8, Class A5, 3.61%, 06/10/46(b)	1,900	1,972,785
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	500	527,389
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,500	1,580,229
Series 2016-CR28, Class A4, 3.76%, 02/10/49	750	787,821
CSAIL Commercial Mortgage Securities Trust, Series 2015-C3, Class A4, 3.72%, 08/15/48	1,000	1,040,139
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 05/10/50	600	614,890
GS Mortgage Securities Trust, Class A3:
Series 2012-GC6, 3.48%, 01/10/45	5,280	5,432,350
Series 2012-GCJ9, 2.77%, 11/10/45	250	249,961
Series 2015-GS1, 3.73%, 11/10/48	2,300	2,409,437
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Class A5, 4.08%, 02/15/47	250	265,920
Series 2014-C22, Class A4, 3.80%, 09/15/47	300	314,411
Series 2015-C29, Class A2, 2.92%, 05/15/48	1,000	1,009,984
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 08/15/46	533	558,731
Series 2012-LC9, Class A3, 2.48%, 12/15/47	169	169,135
Series 2013-C16, Class A2, 3.07%, 12/15/46	556	558,332
Series 2014-C19, Class A2, 3.05%, 04/15/47	299	301,781
Series 2014-C20, Class A5, 3.80%, 07/15/47	1,400	1,466,076
Series 2017-JP7, Class A5, 3.45%, 09/15/50	3,500	3,587,529
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A5, 4.08%, 07/15/46(b)	3,750	3,986,206
Series 2013-C10, Class AS, 4.08%, 07/15/46(b)	2,500	2,621,132
Series 2015-C24, Class A4, 3.73%, 05/15/48	750	786,408
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A4, 4.22%, 07/15/46(b)	200	213,645
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	2,500	2,549,731
Series 2015-C27, Class A5, 3.45%, 02/15/48	1,500	1,542,825
Series 2015-SG1, Class A4, 3.79%, 09/15/48	5,000	5,243,856
WFRBS Commercial Mortgage Trust:
Series 2012-C7, Class A1, 2.30%, 06/15/45	376	376,822
Series 2012-C7, Class A2, 3.43%, 06/15/45	800	821,568
Series 2013-C11, Class A5, 3.07%, 03/15/45	500	507,285

Total Non-Agency Mortgage-Backed Securities — 1.1% (Cost — $58,565,236)		57,933,599

44	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Par (000)	Value
Preferred Securities

Capital Trusts — 0.0%
Insurance — 0.0%
Allstate Corp., 5.75%(a)	250,000	$272,750
Prudential Financial, Inc., 5.63%(a)	100,000	108,300

Total Preferred Securities — 0.0% (Cost — $361,408)		381,050

U.S. Government Sponsored Agency Securities — 30.3%

Agency Obligations — 1.8%
Fannie Mae:
1.38%, 10/07/21	$2,000	1,945,044
1.50%, 06/22/20	3,000	2,964,405
1.63%, 01/21/20	500	496,724
1.75%, 09/12/19	1,000	997,168
1.88%, 04/05/22	2,000	1,975,088
2.13%, 04/24/26	1,000	964,991
2.50%, 10/01/31	1,725	1,732,909
4.50%, 03/01/47	67	71,294
6.25%, 05/15/29	2,850	3,810,185
6.63%, 11/15/30	149	209,540
7.25%, 05/15/30	550	804,587
Federal Home Loan Bank:
1.00%, 09/26/19	6,000	5,908,080
1.38%, 05/28/19 - 02/18/21	27,000	26,707,377
2.75%, 12/13/24	5,000	5,082,860
4.50%, 08/01/47	1,579	1,678,938
5.50%, 07/15/36	2,100	2,880,125
Financing Corp., 8.60%, 09/26/19	200	222,193
Freddie Mac:
1.13%, 08/12/21	3,032	2,926,765
1.75%, 05/30/19	420	419,384
2.38%, 01/13/22	15,430	15,568,731
Series K727, Class A2, 2.95%, 07/25/24	5,000	5,089,842
Series K066, Class A2, 3.12%, 06/25/27	3,500	3,571,483
6.25%, 07/15/32	1,300	1,823,619
NCUA Guaranteed Notes, 3.00%, 06/12/19	1,000	1,013,960
Tennessee Valley Authority, 3.50%, 12/15/42	140	151,517

		89,016,809
Commercial Mortgage-Backed Securities — 0.4%
Fannie Mae:
Series 2012-M9, Class A2, 2.48%, 04/25/22	1,826	1,827,583
Series 2014-M6, Class A2, 2.68%, 05/25/21(b)	149	150,181
Series 2014-M2, Class ASV2, 2.78%, 06/25/21(b)	375	378,486
Series 2014-M13, Class A2, 3.02%, 08/25/24(b)	500	511,626
Freddie Mac:
Series K713, Class A2, 2.31%, 03/25/20	300	300,205
Series K026, Class A2, 2.51%, 11/25/22	200	200,938
Series K038, Class A1, 2.60%, 10/25/23	187	188,282
Series K014, Class A1, 2.79%, 10/25/20	53	53,369
Series K017, Class A2, 2.87%, 12/25/21	7,500	7,622,787
Series K033, Class A2, 3.06%, 07/25/23(b)	100	102,697
Series K052, Class A2, 3.15%, 11/25/25	750	770,529
Series K031, Class A2, 3.30%, 04/25/23(b)	100	103,955
Series K006, Class A1, 3.40%, 07/25/19	157	158,387
Series K035, Class A2, 3.46%, 08/25/23(b)	2,000	2,093,776
Series K037, Class A2, 3.49%, 01/25/24	200	209,975
Series K034, Class A2, 3.53%, 07/25/23(b)	3,900	4,096,426
Series K013, Class A2, 3.97%, 01/25/21(b)	500	522,680
Series K003, Class A5, 5.09%, 03/25/19	300	307,797

		19,599,679

Security	Par (000)	Value
Mortgage-Backed Securities — 28.1%
Fannie Mae Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.53%), 1.86%, 4/01/43(e)	$164	$169,118
(12 mo. LIBOR US + 1.53%), 1.93%, 5/01/43(e)	438	451,585
(12 mo. LIBOR US + 1.54%), 2.05%, 6/01/43(e)	488	490,963
(12 mo. LIBOR US + 1.70%), 2.45%, 8/01/42(e)	152	156,267
2.50%, 09/01/28 - 01/01/48(f)	49,676	49,505,163
3.00%, 01/01/27 - 01/01/48(f)	178,151	179,243,966
3.50%, 02/01/26 - 01/01/48(f)	174,638	179,778,987
(12 mo. LIBOR US + 1.76%), 3.51%, 8/01/41(e)	29	30,680
(12 mo. LIBOR US + 1.83%), 3.58%, 11/01/40(e)	14	14,850
4.00%, 10/01/25 - 01/01/48(f)	115,087	120,596,520
4.50%, 05/01/24 - 01/01/48(f)	39,559	42,099,006
5.00%, 01/01/19 - 01/01/48(f)	24,416	26,256,574
5.50%, 04/01/36 - 01/01/48(f)	6,398	7,006,972
6.00%, 03/01/34 - 01/01/48(f)	7,940	8,882,938
6.50%, 7/01/32	128	144,967
7.00%, 2/01/32	13	13,123
Freddie Mac Gold Pool, 4.50%, 11/01/47	1,776	1,893,355
Freddie Mac Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.50%), 1.74%, 6/01/43(e)	78	79,788
2.50%, 07/01/28 - 01/01/33(f)	34,206	34,152,498
3.00%, 03/01/27 - 01/01/48(f)	123,528	124,241,248
3.50%, 03/01/32 - 01/01/48(f)	113,580	116,887,124
(12 mo. LIBOR US + 1.79%), 3.54%, 8/01/41(e)	22	22,900
(12 mo. LIBOR US + 1.81%), 3.54%, 9/01/40(e)	40	42,286
4.00%, 05/01/19 - 01/01/48(f)	64,120	67,003,082
4.50%, 04/01/18 - 01/01/48(f)	26,128	27,797,414
5.00%, 10/01/18 - 01/01/48(f)	10,616	11,386,730
5.50%, 06/01/35 - 01/01/48(f)	6,301	6,879,860
6.50%, 6/01/31	22	24,526
8.00%, 12/01/24	126	134,503
Ginnie Mae Mortgage-Backed Securities:
2.50%, 05/20/45 - 01/01/48(f)	4,661	4,548,923
3.00%, 05/15/43 - 01/01/48(f)	116,050	117,099,166
3.50%, 09/20/42 - 01/01/48(f)	166,359	172,130,921
4.00%, 03/15/41 - 01/01/48(f)	59,319	61,891,644
4.50%, 07/15/39 - 01/01/48(f)	25,165	26,551,154
5.00%, 11/15/39 - 01/01/48(f)	12,303	13,128,953
5.50%, 12/15/32 - 07/20/40	378	411,318
6.00%, 03/15/35 - 10/20/38	229	256,993
6.50%, 9/15/36	136	154,525
7.50%, 12/15/23	103	112,240
Government National Mortgage Association Mortgage-Backed Securities:
3.50%, 10/20/47	1,273	1,319,281
4.00%, 09/20/47 - 11/20/47	16,284	17,052,794
4.50%, 10/20/47 - 11/20/47	950	1,006,480

		1,421,051,385

Total U.S. Government Sponsored Agency Securities — 30.3% (Cost — $1,535,402,271)		1,529,667,873

U.S. Treasury Obligations — 36.4%
U.S. Treasury Bonds:
8.88%, 02/15/19	3,000	3,236,367
8.13%, 08/15/19	9,000	9,890,859
8.75%, 08/15/20	6,400	7,507,000
7.63%, 11/15/22	3,400	4,256,773
1.50%, 03/31/23	31,500	30,367,969
6.25%, 08/15/23	2,050	2,483,063
7.50%, 11/15/24	10,000	13,283,984
7.63%, 02/15/25	375	505,093
6.00%, 02/15/26	7,660	9,711,408

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued):
6.75%, 08/15/26	$7,500	$10,061,133
6.50%, 11/15/26	900	1,195,418
6.63%, 02/15/27	3,500	4,718,574
6.38%, 08/15/27	8,500	11,407,266
6.13%, 11/15/27	9,580	12,697,242
5.25%, 02/15/29	2,000	2,547,031
6.13%, 08/15/29	2,500	3,430,469
5.38%, 02/15/31	14,000	18,601,953
4.50%, 02/15/36	18,766	24,159,026
4.75%, 02/15/37	1,450	1,931,729
5.00%, 05/15/37	9,000	12,340,195
4.38%, 02/15/38	4,000	5,113,281
4.50%, 05/15/38	1,000	1,299,688
3.50%, 02/15/39	4,300	4,911,238
4.25%, 05/15/39	2,775	3,507,448
4.50%, 08/15/39	1,700	2,220,691
4.38%, 11/15/39	1,800	2,316,023
4.63%, 02/15/40	1,230	1,635,660
4.38%, 05/15/40	1,650	2,127,469
3.88%, 08/15/40	860	1,036,166
4.25%, 11/15/40	7,528	9,560,560
4.75%, 02/15/41	11,000	14,931,211
4.38%, 05/15/41	5,610	7,258,157
3.75%, 08/15/41	6,550	7,762,006
3.13%, 11/15/41	10,700	11,502,918
3.13%, 02/15/42	24,850	26,712,779
3.00%, 05/15/42	14,480	15,240,766
2.75%, 08/15/42	10,250	10,321,269
2.75%, 11/15/42	10,000	10,063,281
3.13%, 02/15/43	14,050	15,094,420
2.88%, 05/15/43	5,750	5,912,393
3.63%, 08/15/43	2,500	2,917,773
3.75%, 11/15/43	1,700	2,025,590
3.63%, 02/15/44	1,000	1,168,867
3.38%, 05/15/44	1,600	1,795,438
3.13%, 08/15/44	2,000	2,149,609
3.00%, 11/15/44	6,300	6,617,215
2.50%, 02/15/45	4,500	4,289,941
3.00%, 05/15/45	12,600	13,232,461
2.88%, 08/15/45	7,500	7,691,602
3.00%, 11/15/45	11,900	12,497,324
2.50%, 02/15/46	12,000	11,419,219
2.50%, 05/15/46	8,350	7,942,938
2.25%, 08/15/46	1,000	902,070
2.88%, 11/15/46	8,500	8,719,473
3.00%, 02/15/47	19,500	20,507,754
3.00%, 05/15/47	17,200	18,083,516
U.S. Treasury Notes:
1.13%, 01/15/19	8,000	7,941,875
1.38%, 02/28/19	5,000	4,972,852
1.50%, 02/28/19	10,000	9,960,156
1.00%, 03/15/19	5,000	4,949,805
1.50%, 03/31/19	10,000	9,958,203
1.63%, 03/31/19	1,500	1,495,605
0.88%, 04/15/19	5,000	4,938,086
1.25%, 04/30/19	4,300	4,265,902
1.63%, 04/30/19	17,000	16,947,539
1.50%, 05/31/19	14,000	13,930,000
0.75%, 07/15/19	25,000	24,579,101
0.88%, 07/31/19	1,500	1,477,383
1.38%, 07/31/19	5,000	4,962,305
1.00%, 08/31/19	7,300	7,196,773

Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued):
1.25%, 08/31/19	$18,860	$18,667,716
0.88%, 09/15/19	10,000	9,832,422
1.75%, 09/30/19	10,000	9,977,344
1.00%, 10/15/19	9,000	8,862,891
1.50%, 10/31/19	20,000	19,862,500
1.00%, 11/15/19	22,000	21,645,937
1.00%, 11/30/19	4,000	3,934,219
1.50%, 11/30/19	16,500	16,380,762
1.38%, 12/15/19	10,000	9,901,562
1.13%, 12/31/19	4,750	4,679,678
1.63%, 12/31/19	32,500	32,329,883
1.38%, 01/15/20	15,000	14,845,312
1.25%, 01/31/20	25,000	24,668,945
1.38%, 01/31/20	750	742,061
1.38%, 02/15/20	11,000	10,878,828
3.63%, 02/15/20	7,500	7,768,652
1.25%, 02/29/20	6,200	6,115,477
1.38%, 02/29/20	5,700	5,635,652
1.63%, 03/15/20	24,000	23,853,750
1.13%, 03/31/20	11,500	11,303,691
1.50%, 04/15/20	20,000	19,814,062
1.13%, 04/30/20	2,700	2,651,801
1.38%, 04/30/20	13,000	12,839,023
1.50%, 05/15/20	20,000	19,808,594
1.50%, 05/31/20	12,000	11,881,875
1.50%, 06/15/20	5,000	4,949,609
1.88%, 06/30/20	2,000	1,997,422
1.63%, 07/31/20	20,000	19,846,094
2.00%, 07/31/20	21,500	21,535,273
2.63%, 08/15/20	4,140	4,212,288
2.13%, 08/31/20	7,000	7,032,266
1.38%, 09/30/20	10,000	9,847,656
2.00%, 09/30/20	35,000	35,047,852
1.38%, 10/31/20	10,000	9,838,672
1.75%, 10/31/20	500	497,168
2.63%, 11/15/20	11,000	11,198,516
1.63%, 11/30/20	6,000	5,939,766
2.00%, 11/30/20	5,300	5,304,969
1.88%, 12/15/20	20,000	19,942,188
1.75%, 12/31/20	23,800	23,634,516
2.38%, 12/31/20	17,900	18,101,375
2.13%, 01/31/21	11,800	11,841,484
3.63%, 02/15/21	2,310	2,422,432
2.00%, 02/28/21	12,700	12,692,559
1.25%, 03/31/21	9,000	8,777,812
2.25%, 03/31/21	11,500	11,575,918
1.38%, 04/30/21	5,000	4,891,797
3.13%, 05/15/21	3,000	3,104,063
2.00%, 05/31/21	5,000	4,991,406
1.13%, 06/30/21	4,500	4,357,969
2.13%, 06/30/21	10,000	10,019,531
2.25%, 07/31/21	12,804	12,878,523
1.13%, 08/31/21	3,000	2,898,047
2.00%, 08/31/21	8,500	8,472,109
2.13%, 09/30/21	7,900	7,904,938
1.25%, 10/31/21	8,000	7,750,000
2.00%, 10/31/21	9,000	8,961,328
2.00%, 11/15/21	3,700	3,689,016
1.75%, 11/30/21	6,000	5,916,328
1.88%, 11/30/21	3,000	2,975,625
2.00%, 12/31/21	12,000	11,939,063
2.13%, 12/31/21	10,000	10,001,953

46	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued):
1.50%, 01/31/22	$3,500	$3,414,004
1.88%, 01/31/22	9,000	8,906,484
1.75%, 02/28/22	1,500	1,477,031
1.88%, 02/28/22	5,000	4,945,898
1.75%, 03/31/22	9,100	8,950,703
1.88%, 03/31/22	18,000	17,796,797
1.75%, 04/30/22	10,000	9,827,734
1.75%, 05/31/22	3,000	2,947,734
1.75%, 06/30/22	8,000	7,855,312
2.13%, 06/30/22	18,000	17,966,953
2.00%, 07/31/22	15,000	14,885,742
1.88%, 08/31/22	29,958	29,536,716
1.75%, 09/30/22	23,000	22,539,102
1.88%, 09/30/22	10,000	9,855,078
1.88%, 10/31/22	17,000	16,752,969
1.63%, 11/15/22	3,000	2,923,594
2.00%, 11/30/22	36,000	35,672,344
2.13%, 12/31/22(g)	5,000	4,979,297
1.50%, 02/28/23	3,200	3,087,875
1.63%, 04/30/23	4,000	3,877,969
1.75%, 05/15/23	1,000	975,352
1.63%, 05/31/23	4,000	3,874,688
1.38%, 06/30/23	11,500	10,986,094
1.25%, 07/31/23	4,000	3,790,781
2.50%, 08/15/23	4,000	4,054,219
1.38%, 08/31/23	8,000	7,626,562
1.38%, 09/30/23	4,000	3,810,312
2.75%, 11/15/23	3,000	3,081,211
2.13%, 11/30/23	24,000	23,804,063
2.25%, 12/31/23	11,000	10,979,805
2.25%, 01/31/24	15,000	14,967,773
2.75%, 02/15/24	7,000	7,183,750
2.13%, 02/29/24	9,000	8,911,055
2.13%, 03/31/24	10,000	9,898,047
2.00%, 04/30/24	5,000	4,909,766
2.50%, 05/15/24	10,300	10,416,277
2.00%, 05/31/24	5,700	5,593,570
2.00%, 06/30/24	33,000	32,368,360
2.38%, 08/15/24	7,500	7,524,023
1.88%, 08/31/24	5,000	4,865,430
2.25%, 11/15/24	18,980	18,882,134
2.13%, 11/30/24	15,000	14,803,125
2.00%, 02/15/25	6,984	6,827,133
2.13%, 05/15/25	14,000	13,786,172
2.00%, 08/15/25	20,000	19,497,656
6.88%, 08/15/25	8,000	10,531,250
2.25%, 11/15/25	1,600	1,585,938
1.63%, 02/15/26	3,000	2,833,125
1.63%, 05/15/26	350	329,656
1.50%, 08/15/26	3,500	3,256,367
2.00%, 11/15/26	1,000	967,773
2.25%, 02/15/27	5,000	4,934,375
2.38%, 05/15/27	6,000	5,982,891

Security	Shares/Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued):
2.25%, 08/15/27	$10,000	$9,859,375
2.25%, 11/15/27	17,000	16,760,273
2.75%, 08/15/47	9,500	9,511,875
2.75%, 11/15/47	20,000	20,032,812

Total U.S. Treasury Obligations — 36.4% (Cost — $1,847,311,392)		1,836,468,923

Total Long-Term Investments — 97.9% (Cost — $4,937,817,070)		4,941,650,488

Short-Term Securities — 15.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.53%(h)(i)	777,559,504	777,637,260
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.21%,(h)(i)	100,000	100,000

Total Short-Term Securities — 15.4% (Cost — $777,733,090)		777,737,260

Total Investments Before TBA Sale Commitments — 113.3% (Cost — $5,715,550,160)		5,719,387,748

TBA Sale Commitments

Mortgage-Backed Securities — (0.3%)
Fannie Mae Mortgage-Backed Securities(f):
3.00%, 01/23/33	2,062	(2,100,340)
4.00%, 01/18/48	6,312	(6,600,971)
4.50%, 01/18/48	2,678	(2,849,141)
Freddie Mac Mortgage-Backed Securities 4.50%, 01/18/48(f)	2,129	(2,263,726)
Ginnie Mae Mortgage-Backed Securities, 3.50%, 01/24/48(f)	1,273	(1,316,561)

Total TBA Sale Commitments — 0.3% (Proceeds — $15,128,759)		(15,130,739)

Total Investments, Net of TBA Sale Commitments — 113.0% (Cost — $5,700,421,401)		5,704,257,009
Liabilities in Excess of Other Assets — (13.0)%		(656,490,955)

Net Assets — 100.0%		$5,047,766,054

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Floating rate security. Rate shown is the rate in effect as of period end.

(f)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$120,605	$(59)
BNP Paribas Securities Corp.	5,547,430	4,599
Citigroup Global Markets, Inc.	4,025,000	16,352
Credit Suisse Securities (USA) LLC	196,595,742	(208,692)
Deutsche Bank Securities, Inc.	24,121	115
Goldman Sachs & Co.	130,779,576	(48,738)

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (continued) December 31, 2017	U.S. Total Bond Index Master Portfolio

Counterparty	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Securities LLC	$80,144,576	$(161,205)
Merrill Lynch Pierce	144,564,557	78,987
Mizuho Securities USA, Inc.	25,190,270	(78,742)
Morgan Stanley & Co. LLC	79,623,368	(8,519)
Nomura Securities International, Inc.	59,197,492	(88,415)
RBC Capital Markets, LLC	13,769,588	27,044
Wells Fargo Securities LLC	8,871,345	4,371

(g)	When-issued security.
(h)	Annualized 7-day yield as of period end.
(i)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Par/ Shares Held at 12/31/16	Par/ Shares Purchased		Par/ Shares Sold	Par/ Shares Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	478,391,317	299,168,187	(b)	—	777,559,504	$777,637,260	$7,603,440	(c)	$(44,999)	$(70,333)
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		—	100,000	100,000	802		—	—
PNC Bank NA, 1.85%, 7/20/18(d)	500,000	—		(500,000)	—	—	5,447		(1,410)	3,899
PNC Bank NA, 2.20%, 1/28/19	500,000	—		—	500,000	500,152	10,969		—	(1,154)
PNC Bank NA, 2.25%, 7/02/19	350,000	—		—	350,000	350,207	7,853		—	(1,525)
PNC Bank NA, 1.45%, 7/29/19	500,000	—		—	500,000	493,719	7,230		—	1,143
PNC Bank NA, 2.30%, 6/01/20	500,000	—		—	500,000	499,507	11,468		—	(278)
PNC Bank NA, 2.45%, 11/05/20	1,250,000	—		—	1,250,000	1,251,873	30,540		—	5,328
PNC Bank NA, 2.15%, 4/29/21	500,000	—		—	500,000	495,552	10,720		—	3,851
PNC Bank NA, 2.45%, 7/28/22	—	750,000		—	750,000	743,692	5,819		—	(11,606)
PNC Bank NA, 2.95%, 1/30/23	250,000	—		—	250,000	251,658	7,355		—	5,272
PNC Bank NA, 2.95%, 2/23/25	250,000	—		—	250,000	249,495	7,355		—	4,012
PNC Funding Corp., 3.30%, 3/08/22	150,000	—		(75,000)	75,000	77,006	2,929		1,106	(1,286)

						$782,650,121	$7,711,927		$(45,303)	$(62,677)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.
(d)	No longer held by the Master Portfolio as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$21,900,145	$—	$21,900,145
Corporate Bonds	—	1,312,494,894	—	1,312,494,894
Foreign Agency Obligations	—	154,564,068	—	154,564,068
Municipal Bonds	—	28,239,936	—	28,239,936
Non-Agency Mortgage-Backed Securities	—	57,933,599	—	57,933,599
Preferred Securities	—	381,050	—	381,050
U.S. Government Sponsored Agency Securities	—	1,529,667,873	—	1,529,667,873
U.S. Treasury Obligations	—	1,836,468,923	—	1,836,468,923
Short-Term Securities	777,737,260	—	—	777,737,260

	$777,737,260	$4,941,650,488	$—	$5,719,387,748

Liabilities:
Investments:
TBA Sale Commitments	$—	$(15,130,739)	$—	$(15,130,739)

	$777,737,260	$4,926,519,749	$—	$5,704,257,009

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

48	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities

December 31, 2017

U.S. Total Bond Index Master Portfolio

ASSETS
Investments at value — unaffiliated (cost — $4,932,867,415)	$4,936,737,627
Investments at value — affiliated (cost — $782,682,745)	782,650,121
Cash	1,104,282
Receivables:
Investments sold	101,266,798
Contributions from investors	72,739,691
TBA sale commitments	15,128,759
Interest — unaffiliated	29,132,863
Interest — affiliated	33,209
Dividends — affiliated	901,941
Principal paydowns	24,931

Total assets	5,939,720,222

LIABILITIES
TBA sale commitments at value (proceeds — $15,128,759)	15,130,739
Cash received as collateral for TBA commitments	41,000
Payables:
Investments purchased	876,628,656
Investment advisory fees	108,435
Trustees’ fees	20,494
Other accrued expenses	24,844

Total liabilities	891,954,168

NET ASSETS	$5,047,766,054

NET ASSETS CONSIST OF
Investors’ capital	$5,043,930,446
Net unrealized appreciation (depreciation)	3,835,608

NET ASSETS	$5,047,766,054

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statement of Operations

Year Ended December 31, 2017

U.S. Total Bond Index Master Portfolio

INVESTMENT INCOME
Interest — unaffiliated	$83,589,534
Interest — affiliated	107,685
Dividends — affiliated	7,602,539
Securities lending income — affiliated — net	1,703
Foreign taxes withheld	(2,648)

Total investment income	91,298,813

EXPENSES
Investment advisory	1,626,538
Trustees	88,913
Professional	26,106

Total expenses	1,741,557
Less fees waived and/or reimbursed by the Manager	(551,348)

Total expenses after fees waived and/or reimbursed	1,190,209

Net investment income	90,108,604

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	5,495,776
Investments — affiliated	(45,303)

5,450,473

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	34,805,130
Investments — affiliated	(62,677)

34,742,453

Net realized and unrealized gain	40,192,926

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$130,301,530

See notes to financial statements.

50	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	U.S. Total Bond Index Master Portfolio
	Year Ended December 31,
	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$90,108,604	$44,877,063
Net realized gain (loss)	5,450,473	(3,096,533)
Net change in unrealized appreciation (depreciation)	34,742,453	(22,039,900)

Net increase in net assets resulting from operations	130,301,530	19,740,630

CAPITAL TRANSACTIONS
Proceeds from contributions	2,403,680,066	1,704,188,010
Value of withdrawals	(504,452,966)	(294,065,234)

Net increase in net assets derived from capital transactions	1,899,227,100	1,410,122,776

NET ASSETS
Total increase in net assets	2,029,528,630	1,429,863,406
Beginning of year	3,018,237,424	1,588,374,018

End of year	$5,047,766,054	$3,018,237,424

See notes to financial statements.

FINANCIAL STATEMENTS	51

Financial Highlights

	U.S. Total Bond Index Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013

Total Return
Total return	3.40%	2.55%	0.40%	5.98%	(2.23)%

Ratios to Average Net Assets
Total expenses(a)	0.04%	0.04%	0.06%	0.09%	0.09%

Total expenses after fees waived and/or reimbursed(a)	0.03%	0.03%	0.04%	0.07%	0.08%

Net investment income(a)	2.22%	2.02%	1.93%	1.76%	1.63%

Supplemental Data
Net assets, end of year (000)	$5,047,766	$3,018,237	$1,588,374	$1,192,493	$933,770

Portfolio turnover rate(b)(c)	345%	278%	356%	476%	417%

(a)	Excludes expenses incurred indirectly as a result of investments in underlying funds:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.01%	0.01%	0.02%	0.02%	—%

(b)	Portfolio turnover rates include TBA transactions, if any.
(c)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,
	2017	2016	2015	2014	2013
Portfolio turnover rate (excluding MDRs)	193%	164%	300%	244%	214%

See notes to financial statements.

52	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements	U.S. Total Bond Index Master Portfolio

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., dollar rolls and to-be-announced (“TBA”) sale commitments) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Master Portfolio.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•	Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (continued)	U.S. Total Bond Index Master Portfolio

•	Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	TBA commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Master Portfolio may subsequently have to reinvest the proceeds at lower interest rates. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”), there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or

54	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	U.S. Total Bond Index Master Portfolio

entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Master Portfolio’s initial investment in the IOs may not fully recoup.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Master Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, TBA commitments may be entered into by the Master Portfolio under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Master Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Typically, the Master Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to the Master Portfolio is not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as corporate bonds in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (continued)	U.S. Total Bond Index Master Portfolio

defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.04% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Waivers and Reimbursements: The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through April 30, 2018. For the year ended December 31, 2017, the amount waived and/or reimbursed was $115,019.

With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waivers”). This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2017, the amount waived was $436,329.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of MIP, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the year ended December 31, 2017, there were no fees waived by the Manager.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, BTC may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, the Master Portfolio retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio,

56	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	U.S. Total Bond Index Master Portfolio

pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2017, the Master Portfolio paid BTC $426 for securities lending agent services and collateral investment fees.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the Master Portfolio’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of MIP are trustees and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain (Loss)
$3,432,832	$—	$—

6.	PURCHASES AND SALES

For the year ended December 31, 2017, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$14,880,842,266	$13,449,428,275
U.S. Government Securities	1,225,912,294	427,399,144

For the year ended December 31, 2017, purchases and sales related to mortgage dollar rolls were $6,122,144,384 and $6,130,184,233, respectively.

7.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of December 31, 2017, gross unrealized appreciation and depreciation for investments based on cost for federal income tax purposes were as follows:

Tax cost	$5,716,251,245

Gross unrealized appreciation	$41,637,762
Gross unrealized depreciation	(38,503,239)

Net unrealized appreciation	$3,134,523

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (continued)	U.S. Total Bond Index Master Portfolio

8.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2017, the Master Portfolio did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease the Master Portfolio’s ability to buy or sell bonds. As a result, the Master Portfolio may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If the Master Portfolio needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations.

The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.

The Master Portfolio may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Master Portfolio reinvests the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of the Master Portfolio.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

Concentration Risk: The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedule of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

58	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm	U.S. Total Bond Index Master Portfolio

To the Board of Trustees of

Master Investment Portfolio and the Investors of U.S. Total Bond Index Master Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Total Bond Index Master Portfolio (one of the series constituting Master Investment Portfolio, referred to hereafter as the “Master Portfolio”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Master Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	59

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Rodney D. Johnson 1941	Chair of the Board and Trustee (Since 2009)	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 144 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 144 Portfolios	None
Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 144 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 144 Portfolios	None
Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 144 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee (Since 2009)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 144 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee (Since 2009)	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 144 Portfolios	None
Mark Stalnecker 1951	Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 144 Portfolios	None

60	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 144 Portfolios	None
Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 144 Portfolios	None
Frederick W. Winter 1945	Trustee (Since 2009)	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 144 Portfolios	None

Interested Trustees (d)
Barbara G. Novick 1960	Trustee (Since 2015)	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 218 Portfolios	None
John M. Perlowski 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	127 RICs consisting of 316 Portfolios	None
(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

(b) Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c) In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. (“BlackRock”) in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or is affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

(d) Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock and its affiliates. Ms. Novick and Mr. Perlowski are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Ms. Novick is a board member of the BlackRock Closed-End Complex and Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

TRUSTEE AND OFFICER INFORMATION	61

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years
Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer (Since 2015)	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
(b) Officers of the Trust/MIP serve at the pleasure of the Board.

Effective February 22, 2018, Barbara G. Novick resigned, and Robert Fairbairn was appointed, as an Interested Trustee of the Trust/MIP.

Further information about the Trust’s/MIP’s Trustees and Officers is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Adviser	Transfer Agent
BlackRock Fund Advisors	BNY Mellon Investment Servicing (US) Inc.
San Francisco, CA 94105	Wilmington, DE 19809

Administrator	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Accounting Agent and Custodian	Independent Registered Public Accounting Firm
State Street Bank and Trust Company	PricewaterhouseCoopers LLP
Boston, MA 02111	Philadelphia, PA 19103

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105

62	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	63

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

64	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
CME	Chicago Mercantile Exchange
EDA	Economic Development Authority
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S&P	S&P Global Ratings

GLOSSARY OF TERMS USED IN THIS REPORT	65

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

USTB-12/17-AR

Portfolio Information as of December 31, 2017	Active Stock Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Apple, Inc.	1%
Samsung Electronics Co. Ltd.	1
Alphabet, Inc.,	1
Microsoft Corp.	1
Johnson & Johnson	1
Facebook, Inc.	1
Amazon.com, Inc.	1
Bank of America Corp.	1
Alibaba Group Holding Ltd. – ADR	1
Mastercard, Inc.	1

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	21%
Financials	15
Consumer Discretionary	11
Health Care	10
Industrials	9
Consumer Staples	5
Energy	5
Materials	5
Real Estate	4
Utilities	2
Telecommunication Services	2
Short-Term Securities	12
Liabilities in Excess of Other Assets	(1)

For Active Stock Master Portfolio (the “Master Portfolio”) compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

PORTFOLIO INFORMATION	1

Schedule of Investments December 31, 2017	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 88.8%

Aerospace & Defense — 1.2%
Boeing Co.	8,501	$2,507,030
Curtiss-Wright Corp.	14,187	1,728,564
Engility Holdings, Inc.(a)	605	17,164
HEICO Corp.	97	9,152
HEICO Corp., Class A	191	15,099
Hexcel Corp.	357	22,080
KLX, Inc.(a)	5,263	359,200
Maxar Technologies, Ltd.	1,075	69,094
Orbital ATK, Inc.	523	68,774
Raytheon Co.	8,617	1,618,703
Rockwell Collins, Inc.	834	113,107
Teledyne Technologies, Inc.(a)	139	25,180

		6,553,147
Air Freight & Logistics — 0.2%
FedEx Corp.	1,078	269,004
Radiant Logistics, Inc. (a)	31,666	145,664
Sinotrans Ltd., Class H	683,001	334,127
United Parcel Service, Inc., Class B	3,603	429,297
XPO Logistics, Inc. (a)(b)	1,044	95,620

		1,273,712
Airlines — 0.1%
Aeroflot—Russian Airlines OJSC	21,901	52,617
Alaska Air Group, Inc.	481	35,358
Copa Holdings SA, Class A	142	19,037
Hawaiian Holdings, Inc.(b)	10,478	417,548
JetBlue Airways Corp.(a)	1,333	29,779
Spirit Airlines, Inc.(a)	275	12,334

		566,673
Auto Components — 1.0%
Adient PLC	376	29,591
Allison Transmission Holdings, Inc.	533	22,956
Aptiv PLC	8,781	744,892
Balkrishna Industries, Ltd.	5,800	108,298
Bharat Forge Ltd.	31,112	356,196
BorgWarner, Inc.	30,912	1,579,294
Delphi Technologies PLC(a)	3,433	180,130
Gentex Corp.	1,128	23,632
Lear Corp.	361	63,774
Modine Manufacturing Co.(a)	18,279	369,236
Stoneridge, Inc.(a)	3,964	90,617
Tenneco, Inc.	18,169	1,063,613
Tower International, Inc.	26,480	808,964
Visteon Corp.(a)	124	15,517

		5,456,710
Automobiles — 0.8%
Ford Otomotiv Sanayi	34,544	549,077
Geely Automobile Holdings Ltd.	289,001	995,431
Mahindra & Mahindra Ltd.	57,735	678,289
Maruti Suzuki India Ltd.	10,242	1,559,543
Tata Motors Ltd.(a)	39,210	264,568
Tata Motors Ltd.—ADR(a)	7,294	241,213
Thor Industries, Inc.	197	29,692

		4,317,813
Banks — 7.4%
Agricultural Bank of China Ltd., Class H	288,000	133,845
Akbank TAS	434,638	1,127,971
Associated Banc-Corp	605	15,367
Bank Mandiri Persero Tbk PT	895,300	527,203
Bank of America Corp.	125,661	3,709,513
Bank of Hawaii Corp.(b)	167	14,312

Security	Shares	Value
Banks (continued)
Bank of the Ozarks, Inc.(b)	481	$23,304
BankUnited, Inc.	416	16,939
Banner Corp.	8,808	485,497
BB&T Corp.	3,000	149,160
BOK Financial Corp.	99	9,140
Boston Private Financial Holdings, Inc.(b)	7,975	123,214
Cadence BanCorp(a)(b)	31,849	863,745
Capital City Bank Group, Inc.	4,138	94,926
Carolina Financial Corp.	2,329	86,522
Cathay General Bancorp	18,904	797,182
Central Pacific Financial Corp.	27,127	809,198
China Construction Bank Corp., Class H	2,848,001	2,621,733
China Minsheng Banking Corp. Ltd., Class H(b)	58,500	58,464
CIT Group, Inc.	493	24,270
Citigroup, Inc.	20,010	1,488,944
Citizens Financial Group, Inc.	38,481	1,615,432
CoBiz Financial, Inc.	30,013	599,960
Comerica, Inc.	351	30,470
Commerce Bancshares, Inc.	374	20,884
CTBC Financial Holding Co. Ltd.	3,837,001	2,637,582
Cullen/Frost Bankers, Inc.	227	21,486
Dubai Islamic Bank PJSC	32,718	55,055
Eagle Bancorp, Inc.(a)	5,092	294,827
East West Bancorp, Inc.	38	2,311
Fifth Third Bancorp	2,251	68,295
First Connecticut Bancorp, Inc.	11,070	289,480
First Financial Northwest, Inc.	7,027	108,989
First Hawaiian, Inc.	211	6,157
First Horizon National Corp.	13,183	263,528
First Merchants Corp.	1,009	42,438
First Republic Bank	17,481	1,514,554
FNB Corp.(b)	1,282	17,717
Glacier Bancorp, Inc.(b)	21,591	850,469
Grupo Financiero Banorte SAB de CV, Series O	30,600	167,812
Guaranty Bancorp	3,338	92,296
Hana Financial Group, Inc.	10,846	504,138
HDFC Bank Ltd.	5,434	160,791
Home BancShares, Inc.(b)	8,211	190,906
Independent Bank Corp.	13,516	302,083
IndusInd Bank Ltd.	31,188	804,669
Industrial Bank of Korea(a)	6,971	106,931
Itau Unibanco Holding SA, Preference Shares—ADR(b)	135,340	1,759,420
JPMorgan Chase & Co.(b)	19,863	2,124,149
KeyCorp	1,435	28,944
Lakeland Financial Corp. (b)	3,016	146,246
M&T Bank Corp.	440	75,236
Macatawa Bank Corp.	2,413	24,130
Malayan Banking Bhd	181,300	438,760
MBT Financial Corp.	279	2,957
Mercantile Bank Corp.	889	31,444
National Bank Holdings Corp., Class A	4,837	156,864
OTP Bank PLC	4,505	186,061
PacWest Bancorp	516	26,006
Pinnacle Financial Partners, Inc.	290	19,227
Popular, Inc.	402	14,267
Prosperity Bancshares, Inc.(b)	265	18,569
QCR Holdings, Inc.	2,141	91,742
Regions Financial Corp.	3,800	65,664
Republic Bancorp, Inc., Class A	1,720	65,394
Sandy Spring Bancorp, Inc.	9,532	371,939
Seacoast Banking Corp. of Florida(a)	12,501	315,150
Shinhan Financial Group Co. Ltd.(a)	10,947	505,283
Sierra Bancorp	3,069	81,513
South State Corp.	10,629	926,317

2	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
Standard Bank Group Ltd.	59,677	$939,639
SunTrust Banks, Inc.	10,174	657,139
SVB Financial Group(a)	88	20,572
Synovus Financial Corp.	483	23,155
TCF Financial Corp.	630	12,915
Thanachart Capital PCL	140,400	242,142
Tristate Capital Holdings, Inc.(a)	1,768	40,664
Turkiye Garanti Bankasi AS	53,388	150,866
Turkiye Is Bankasi, Class C	1,210,708	2,223,086
Turkiye Vakiflar Bankasi Tao, Class D	22,499	40,130
U.S. Bancorp	6,839	366,434
United Community Banks, Inc.	35,148	989,065
Webster Financial Corp.(b)	739	41,502
Wells Fargo & Co.	18,559	1,125,974
Western Alliance Bancorp(a)	389	22,025
Wintrust Financial Corp.	17,467	1,438,757
Zions Bancorporation	107	5,439

		39,764,495
Beverages — 0.3%
AMBEV SA	42,501	272,648
Brown-Forman Corp., Class A	215	14,456
Coca-Cola Co.	3,433	157,506
Coca-Cola European Partners PLC	9,821	391,367
Constellation Brands, Inc., Class A	142	32,457
Molson Coors Brewing Co., Class B	3,650	299,555
Monster Beverage Corp.(a)	578	36,582
PepsiCo, Inc.	1,774	212,738

		1,417,309
Biotechnology — 2.5%
AbbVie, Inc.	28,633	2,769,097
ACADIA Pharmaceuticals, Inc.(a)	386	11,622
Achillion Pharmaceuticals, Inc.(a)	45,718	131,668
Agios Pharmaceuticals, Inc.(a)	165	9,433
Akebia Therapeutics, Inc.(a)	7,736	115,034
Alder Biopharmaceuticals, Inc.(a)	4,738	54,250
Alexion Pharmaceuticals, Inc.(a)	498	59,556
AMAG Pharmaceuticals, Inc.(a)	1,913	25,347
Amgen, Inc.	2,558	444,836
Applied Genetic Technologies Corp.(a)	7,310	26,316
AquaBounty Technologies, Inc.(a)	3	11
Array BioPharma, Inc.(a)	8,816	112,845
BioCryst Pharmaceuticals, Inc.(a)	8,171	40,120
Biogen, Inc.(a)	738	235,105
Bioverativ, Inc.(a)	433	23,347
Bluebird Bio, Inc.(a)	1,681	299,386
Calithera Biosciences, Inc.(a)	12,698	106,028
Cascadian Therapeutics, Inc.(a)	4,730	17,501
Celgene Corp.(a)	9,793	1,021,997
ChemoCentryx, Inc.(a)	22,793	135,618
China Biologic Products Holdings, Inc.(a)	2,403	189,284
Clovis Oncology, Inc.(a)	2,520	171,360
Conatus Pharmaceuticals, Inc.(a)	10,251	47,360
Concert Pharmaceuticals, Inc.(a)	9,286	240,229
CytomX Therapeutics, Inc.(a)	11,418	241,034
Emergent Biosolutions, Inc.(a)	4,826	224,264
Enanta Pharmaceuticals, Inc.(a)	3,770	221,224
Exact Sciences Corp.(a)	3,646	191,561
Exelixis, Inc.(a)	8,159	248,034
FibroGen, Inc.(a)	8,239	390,529
Genomic Health, Inc.(a)	7,143	244,291
Gilead Sciences, Inc.	28,126	2,014,947
Green Cross Corp.	262	55,262
Halozyme Therapeutics, Inc.(a)	17,072	345,879

Security	Shares	Value
Biotechnology (continued)
Ignyta, Inc.(a)	1,177	$31,426
Immune Design Corp.(a)(b)	11,920	46,488
Incyte Corp.(a)	139	13,165
Intercept Pharmaceuticals, Inc.(a)	71	4,148
Intrexon Corp.(a)(b)	239	2,753
Ionis Pharmaceuticals, Inc.(a)	493	24,798
Ironwood Pharmaceuticals, Inc.(a)(b)	21,682	325,013
Jounce Therapeutics, Inc.(a)(b)	3,524	44,931
Juno Therapeutics, Inc.(a)	254	11,610
Ligand Pharmaceuticals, Inc.(a)	1,754	240,175
Loxo Oncology, Inc.(a)	275	23,150
MiMedx Group, Inc.(a)(b)	20,677	260,737
Myriad Genetics, Inc.(a)(b)	6,879	236,259
Neurocrine Biosciences, Inc.(a)	349	27,079
OPKO Health, Inc.(a)	1,313	6,434
PDL BioPharma, Inc.(a)	63,531	174,072
Pfenex, Inc.(a)	29,672	78,928
Puma Biotechnology, Inc.(a)	1,401	138,489
Ra Pharmaceuticals, Inc.(a)(b)	1,954	16,609
Recro Pharma, Inc.(a)	15,442	142,839
Regeneron Pharmaceuticals, Inc.(a)	64	24,061
REGENXBIO, Inc.(a)	1,577	52,435
Retrophin, Inc.(a)	10,277	216,536
Sage Therapeutics, Inc.(a)	1,182	194,687
Sangamo Therapeutics, Inc.(a)	7,670	125,788
Sarepta Therapeutics, Inc.(a)(b)	216	12,018
Sorrento Therapeutics, Inc.(a)	5,476	20,809
Spark Therapeutics, Inc.(a)	497	25,556
Spectrum Pharmaceuticals, Inc.(a)	2,596	49,194
Vanda Pharmaceuticals, Inc.(a)	16,447	249,994
Vertex Pharmaceuticals, Inc.(a)	547	81,973
Xencor, Inc.(a)(b)	2,973	65,168

		13,431,697
Building Products — 0.5%
Armstrong World Industries, Inc.(a)	175	10,596
Builders FirstSource, Inc.(a)	27,147	591,533
Griffon Corp.	4,990	101,547
Patrick Industries, Inc.(a)	314	21,773
Ply Gem Holdings, Inc.(a)	10,640	196,840
Trex Co., Inc.(a)	2,811	304,684
Universal Forest Products, Inc.	39,786	1,496,712
USG Corp.(a)	345	13,303

		2,736,988
Capital Markets — 1.2%
Ameriprise Financial, Inc.	532	90,158
Bank of New York Mellon Corp.	7,125	383,752
BGC Partners, Inc., Class A	8,905	134,555
Charles Schwab Corp.	3,796	195,001
CME Group, Inc.	3,233	472,180
Evercore, Inc., Class A	8,561	770,490
Franklin Resources, Inc.	14,472	627,072
Goldman Sachs Group, Inc.	2,156	549,263
Houlihan Lokey, Inc.	9,671	439,354
Invesco Ltd.	2,874	105,016
Lazard Ltd., Class A	479	25,147
Legg Mason, Inc.	332	13,937
LPL Financial Holdings, Inc.	352	20,113
Moelis & Co., Class A	25,637	1,243,394
Morgan Stanley	6,410	336,333
Northern Trust Corp.	360	35,960
OM Asset Management PLC	28,315	474,259
Piper Jaffray Cos.	1,048	90,390
State Street Corp.	1,045	102,002

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (continued) December 31, 2017	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
T. Rowe Price Group, Inc.	203	$21,301
TD Ameritrade Holding Corp.	135	6,903

		6,136,580
Chemicals — 1.9%
AdvanSix, Inc.(a)	5,128	215,735
Air Products & Chemicals, Inc.	11,427	1,874,942
Ashland Global Holdings, Inc.	246	17,515
Axalta Coating Systems Ltd.(a)	1,058	34,237
Cabot Corp.	244	15,028
DowDuPont, Inc.	7,955	566,555
Eastman Chemical Co.	13,857	1,283,712
Ferro Corp.(a)	1,600	37,744
Hanwha Chemical Corp.(a)	7,575	223,474
Hanwha Corp.	5,761	222,775
Huntsman Corp.	802	26,699
Ingevity Corp.(a)	4,560	321,343
Innophos Holdings, Inc.	2,273	106,217
Innospec, Inc.	9,955	702,823
International Flavors & Fragrances, Inc.	1,010	154,136
Koppers Holdings, Inc.(a)	4,795	244,066
Kraton Corp.(a)	5,126	246,919
LyondellBasell Industries NV, Class A	862	95,096
Nan Ya Plastics Corp.	112,000	292,624
NewMarket Corp.(b)	29	11,524
Olin Corp.	658	23,412
Platform Specialty Products Corp.(a)	877	8,700
PPG Industries, Inc.	2,210	258,172
PTT Global Chemical PCL—NVDR	952,001	2,481,250
RPM International, Inc.	524	27,468
Scotts Miracle-Gro Co., Class A	175	18,723
Sensient Technologies Corp.	3,572	261,292
Sinopec Shanghai Petrochemical Co. Ltd., Class H	122,000	69,354
Trinseo SA	303	21,998
Valvoline, Inc.(b)	817	20,474
Versum Materials, Inc.	434	16,427
Westlake Chemical Corp.(b)	142	15,127
WR Grace & Co.	2,283	160,107

		10,075,668
Commercial Services & Supplies — 0.4%
ACCO Brands Corp.(a)	22,579	275,464
ARC Document Solutions, Inc.(a)	40,523	103,331
Brink’s Co.	7,347	578,209
Cintas Corp.	227	35,373
Clean Harbors, Inc.(a)	208	11,274
Copart, Inc.(a)	793	34,250
InnerWorkings, Inc.(a)	5,975	59,929
Interface, Inc.	452	11,368
Iron Mountain, Inc.	308	11,621
KAR Auction Services, Inc.	4,089	206,535
Kimball International, Inc., Class B	13,000	242,710
Pitney Bowes, Inc.	739	8,262
Quad/Graphics, Inc.	6,459	145,973
Republic Services, Inc.	44	2,975
Stericycle, Inc.(a)	80	5,439
Waste Connections, Inc.	1,367	96,975
Waste Management, Inc.	1,086	93,722

		1,923,410
Communications Equipment — 0.5%
Aerohive Networks, Inc.(a)	7,537	43,941
ARRIS International PLC(a)	707	18,163
Black Box Corp.	19,876	70,560
BYD Electronic International Co. Ltd.	22,501	48,805
Ciena Corp.(a)	11,117	232,679

Security	Shares	Value
Communications Equipment (continued)
Cisco Systems, Inc.	18,466	$707,248
EchoStar Corp., Class A(a)	187	11,201
Extreme Networks, Inc.(a)	13,200	165,264
F5 Networks, Inc.(a)	333	43,696
Finisar Corp.(a)	8,850	180,097
InterDigital, Inc.	10,635	809,855
NETGEAR, Inc.(a)	448	26,320
Palo Alto Networks, Inc.(a)	855	123,924
Ubiquiti Networks, Inc.(a)(b)	1,101	78,193

		2,559,946
Construction & Engineering — 1.2%
AECOM(a)	620	23,033
Argan, Inc.	5,494	247,230
China Communications Construction Co. Ltd., Class H	703,000	797,547
China Railway Construction Corp. Ltd., Class H	486,000	563,579
China Railway Group Ltd., Class H	3,135,001	2,314,869
Comfort Systems USA, Inc.	15,122	660,075
Hyundai Development Co-Engineering & Construction	14,133	508,488
MasTec, Inc.(a)	13,276	649,860
Metallurgical Corp. of China Ltd.	195,000	57,266
Primoris Services Corp.	3,755	102,099
Quanta Services, Inc.(a)	591	23,114
Tekfen Holding	93,753	419,806

		6,366,966
Construction Materials — 0.1%
China Resources Cement Holdings Ltd.	106,001	69,555
Eagle Materials, Inc.	187	21,187
Summit Materials, Inc., Class A(a)(b)	2,802	88,068
UltraTech Cement Ltd.	1,561	105,535

		284,345
Consumer Discretionary — 0.0%
SP Plus Corp.(a)	6,180	229,241

Consumer Finance — 0.3%
American Express Co.	4,148	411,938
Capital One Financial Corp.	1,121	111,629
Credit Acceptance Corp.(a)	44	14,233
Discover Financial Services	774	59,536
Enova International, Inc.(a)	21,081	320,416
Green Dot Corp., Class A(a)	10,491	632,188
Navient Corp.	1,087	14,479
OneMain Holdings, Inc.(a)	253	6,576
Santander Consumer USA Holdings, Inc.	586	10,911
SLM Corp.(a)	1,721	19,447
Synchrony Financial	2,233	86,216

		1,687,569
Containers & Packaging — 0.1%
Aptargroup, Inc.	244	21,052
Ardagh Group SA	73	1,540
Avery Dennison Corp.	123	14,128
Bemis Co., Inc.(b)	361	17,252
Berry Global Group, Inc.(a)	517	30,332
Graphic Packaging Holding Co.	1,237	19,112
Owens-Illinois, Inc.(a)	648	14,366
Silgan Holdings, Inc.	294	8,641
Sonoco Products Co.	391	20,778
WestRock Co.	7,503	474,202

		621,403
Distributors — 0.1%
Funko, Inc., Class A(a)	7,918	52,648
Genuine Parts Co.	1,246	118,382
LKQ Corp.(a)	6,771	275,377
Pool Corp.	160	20,744

		467,151

4	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Diversified Consumer Services — 0.3%
Bridgepoint Education, Inc.(a)	4,701	$39,018
Bright Horizons Family Solutions, Inc.(a)	214	20,116
Capella Education Co.	4,173	322,990
Graham Holdings Co., Class B	17	9,492
Grand Canyon Education, Inc.(a)	8,354	747,934
H&R Block, Inc.(b)	8,989	235,666
Matthews International Corp., Class A	4,395	232,056
Service Corp. International	726	27,094
ServiceMaster Global Holdings, Inc.(a)	536	27,481
Weight Watchers International, Inc.(a)(b)	1,962	86,877

		1,748,724
Diversified Financial Services — 2.1%
Ayala Corp.	114,265	2,322,793
Berkshire Hathaway, Inc., Class B(a)	12,008	2,380,226
Chailease Holding Co. Ltd.	88,000	255,267
FactSet Research Systems, Inc.(b)	154	29,685
FirstRand Ltd.	161,988	876,938
Fubon Financial Holding Co. Ltd.	198,001	336,593
Interactive Brokers Group, Inc., Class A	277	16,401
Intercontinental Exchange, Inc.	25,335	1,787,637
Kotak Mahindra Bank Ltd.	27,564	435,809
Leucadia National Corp.	2,411	63,867
MarketAxess Holdings, Inc.(b)	146	29,455
Moody’s Corp.	543	80,152
Morningstar, Inc.	75	7,273
MSCI, Inc.	1,783	225,621
S&P Global, Inc.	12,615	2,136,981

		10,984,698
Diversified Telecommunication Services — 0.8%
China Communications Services Corp. Ltd., Class H	1,176,000	786,525
China Telecom Corp. Ltd., Class H	1,322,001	627,038
Cogent Communications Holdings, Inc.	19,800	896,940
Hellenic Telecommunications Organization SA	5,968	82,348
LG Uplus Corp.	13,851	181,135
SBA Communications Corp.(a)	406	66,324
Telefonica Brasil SA—ADR	47,253	700,762
Telekomunikasi Indonesia Persero Tbk PT	1,266,900	414,648
Telekomunikasi Indonesia Persero Tbk PT—ADR	5,089	163,968
Turk Telekomunikasyon AS(a)	12,500	21,206
Verizon Communications, Inc.	2,644	139,947
Zayo Group Holdings, Inc.(a)	2,418	88,983

		4,169,824
Electric Utilities — 1.2%
American Electric Power Co., Inc.	3,099	227,993
Avangrid, Inc.(b)	225	11,380
CEZ AS	14,395	335,642
Duke Energy Corp.	3,631	305,403
Edison International	2,131	134,764
Energa SA	11	40
Entergy Corp.	1,189	96,773
Eversource Energy	1,389	87,757
Exelon Corp.	5,287	208,361
FirstEnergy Corp.	2,352	72,018
Great Plains Energy, Inc.(b)	861	27,759
Hawaiian Electric Industries, Inc.	432	15,617
IDACORP, Inc.	347	31,702
NextEra Energy, Inc.	2,470	385,789
OGE Energy Corp.	493	16,225
Pinnacle West Capital Corp.	688	58,604
Portland General Electric Co.	42,128	1,920,194
PPL Corp.	3,697	114,422
Reliance Infrastructure Ltd.	18,542	160,446
Southern Co.	4,673	224,725

Security	Shares	Value
Electric Utilities (continued)
Tenaga Nasional Bhd	94,001	$354,142
Westar Energy, Inc.	25,947	1,370,002
Xcel Energy, Inc.	2,978	143,272

		6,303,030
Electrical Equipment — 0.4%
AMETEK, Inc.	3,602	261,037
Hubbell, Inc.	2,372	321,026
Regal-Beloit Corp.	177	13,558
Rockwell Automation, Inc.	7,534	1,479,105
Sensata Technologies Holding NV(a)	141	7,207

		2,081,933
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	785	68,923
Arrow Electronics, Inc.(a)	814	65,454
Avnet, Inc.	1,854	73,455
AVX Corp.	5,275	91,258
Benchmark Electronics, Inc.(a)	9,087	264,432
Chroma ATE, Inc.	78,000	423,172
Cognex Corp.	2,037	124,583
Coherent, Inc.(a)	97	27,375
Control4 Corp.(a)	3,588	106,779
Dolby Laboratories, Inc., Class A	11,524	714,488
Electro Scientific Industries, Inc.(a)(b)	5,230	112,079
Fitbit, Inc., Series A(a)	36,668	209,374
FLIR Systems, Inc.	558	26,014
Hon Hai Precision Industry Co. Ltd.	390,001	1,240,039
Insight Enterprises, Inc.(a)	14,591	558,689
IPG Photonics Corp.(a)	3,256	697,207
Jabil, Inc.	699	18,349
Keysight Technologies, Inc.(a)	737	30,659
Kingboard Chemical Holdings Ltd.	8,500	45,850
National Instruments Corp.	425	17,693
OSI Systems, Inc.(a)	3,579	230,416
PC Connection, Inc.(b)	5,431	142,347
Redington India Ltd.	20,501	56,080
Rogers Corp.(a)(b)	2,776	449,490
SYNNEX Corp.	11,903	1,618,213
TE Connectivity Ltd.	3,519	334,446
Universal Display Corp.(b)	166	28,660
Vishay Intertechnology, Inc.(b)	26,787	555,830
Zebra Technologies Corp., Class A(a)	209	21,694

		8,353,048
Energy Equipment & Services — 0.6%
Archrock, Inc.	20,754	217,917
C&J Energy Services, Inc.(a)	6,910	231,278
Diamond Offshore Drilling, Inc.(a)(b)	10,833	201,385
Exterran Corp.(a)	11,100	348,984
Halliburton Co.	4,369	213,513
Keane Group, Inc.(a)	1,564	29,732
Mammoth Energy Services, Inc.(a)(b)	7,278	142,867
Nabors Industries Ltd.	1,100	7,513
Noble Corp. PLC(a)(b)	34,005	153,703
Oceaneering International, Inc.	389	8,223
Patterson-UTI Energy, Inc.	832	19,144
PHI, Inc.(a)	916	10,598
Pioneer Energy Services Corp.(a)	36,114	110,148
ProPetro Holding Corp.(a)(b)	41,914	844,966
RPC, Inc.	230	5,872
Schlumberger Ltd.	5,571	375,430
Select Energy Services, Inc., Class A(a)	2,831	51,637
Solaris Oilfield Infrastructure, Inc., Class A(a)	2,161	46,267
Superior Energy Services, Inc.(a)	1,918	18,470
TETRA Technologies, Inc.(a)	23,981	102,399

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (continued) December 31, 2017	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Energy Equipment & Services (continued)
Transocean Ltd.(a)	1,567	$16,736
Weatherford International PLC(a)	3,524	14,695

		3,171,477
Food & Staples Retailing — 1.6%
Bid Corp. Ltd.	19,683	478,394
BIM Birlesik Magazalar AS	8,655	177,988
Casey’s General Stores, Inc.(b)	152	17,015
Costco Wholesale Corp.	2,442	454,505
CVS Health Corp.	6,349	460,303
Diplomat Pharmacy, Inc.(a)	14,728	295,591
Kroger Co.	6,457	177,245
Performance Food Group Co.(a)	82,864	2,742,798
Rite Aid Corp.(a)	4,174	8,223
Sprouts Farmers Market, Inc.(a)	529	12,881
Sysco Corp.	4,945	300,310
U.S. Foods Holding Corp.(a)	815	26,023
Wal-Mart de Mexico SAB de CV	702,681	1,722,169
Wal-Mart Stores, Inc.	12,482	1,232,597
Walgreens Boots Alliance, Inc.	7,006	508,776

		8,614,818
Food Products — 1.7%
Archer-Daniels-Midland Co.	27,498	1,102,120
Blue Buffalo Pet Products, Inc.(a)	373	12,231
Bunge Ltd.	12,716	852,989
Dean Foods Co.(b)	42,933	496,305
Flowers Foods, Inc.	706	13,633
General Mills, Inc.	1,179	69,903
Hain Celestial Group, Inc.(a)	406	17,210
Hershey Co.	12,296	1,395,719
JBS SA	550,647	1,628,485
Kellogg Co.(b)	4,281	291,022
Lamb Weston Holdings, Inc.	585	33,023
McCormick & Co., Inc.(b)	909	92,636
Mondelez International, Inc., Class A	5,390	230,692
Pilgrim’s Pride Corp.(a)(b)	210	6,523
Pinnacle Foods, Inc.	472	28,070
Post Holdings, Inc.(a)	259	20,521
Tiger Brands Ltd.	2,541	94,472
TreeHouse Foods, Inc.(a)	219	10,832
Tyson Foods, Inc., Class A	2,932	237,697
Uni-President Enterprises Corp.	1,186,001	2,626,553

		9,260,636
Gas Utilities — 0.2%
Atmos Energy Corp.	149	12,798
China Resources Gas Group Ltd.	26,001	94,109
Indraprastha Gas, Ltd.	15,225	80,100
National Fuel Gas Co.(b)	321	17,626
Southwest Gas Holdings, Inc.	11,563	930,590
UGI Corp.	958	44,978

		1,180,201
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	3,905	222,858
ABIOMED, Inc.(a)	163	30,548
Accuray, Inc.(a)	47,066	202,380
AtriCure, Inc.(a)	18,792	342,766
Baxter International, Inc.	24,342	1,573,467
Becton Dickinson & Co.	1,000	214,015
Cantel Medical Corp.	2,312	237,835
Cooper Cos., Inc.	383	83,448
Cutera, Inc.(a)	1,831	83,036
Danaher Corp.	12,253	1,137,323
DexCom, Inc.(a)	342	19,627
Edwards Lifesciences Corp.(a)	6,936	781,757

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Exactech, Inc.(a)	3,989	$197,256
Globus Medical, Inc., Class A(a)	5,567	228,804
Hill-Rom Holdings, Inc.	263	22,168
IDEXX Laboratories, Inc.(a)	4,879	762,978
Inogen, Inc.(a)	2,321	276,385
Insulet Corp.(a)(b)	546	37,674
Intuitive Surgical, Inc.(a)	150	54,741
LeMaitre Vascular, Inc.(b)	4,256	135,511
Masimo Corp.(a)	16,939	1,436,427
Medtronic PLC	3,643	294,172
Merit Medical Systems, Inc.(a)	1,999	86,357
Novocure Ltd.(a)	2,185	44,137
Orthofix International NV(a)	5,525	302,218
SeaSpine Holdings Corp.(a)	7,067	71,518
STAAR Surgical Co.(a)	3,242	50,251
STERIS PLC	334	29,215
Stryker Corp.	622	96,310
SurModics, Inc.(a)	923	25,844
Teleflex, Inc.	320	79,622
Veracyte, Inc.(a)	21,803	142,374
West Pharmaceutical Services, Inc.	292	28,812
Wright Medical Group NV(a)	10,611	235,564

		9,567,398
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.(a)	314	10,246
Aetna, Inc.	3,264	588,793
American Renal Associates Holdings, Inc.(a)(b)	961	16,721
AmerisourceBergen Corp.	6,624	608,216
Anthem, Inc.	1,056	237,610
Brookdale Senior Living, Inc.(a)	730	7,081
Cardinal Health, Inc.	2,792	171,066
Centene Corp.(a)	863	87,059
Chemed Corp.(b)	894	217,260
Cigna Corp.	1,292	262,392
Corvel Corp.(a)	2,824	149,390
DaVita, Inc.(a)	4,152	299,982
Encompass Health Corp.	4,075	201,346
Ensign Group, Inc.	1	22
Envision Healthcare Corp.(a)(b)	4,634	160,151
Express Scripts Holding Co.(a)	8,885	663,176
HCA Healthcare, Inc.(a)	7,036	618,042
Henry Schein, Inc.(a)	3,560	248,773
Humana, Inc.	7,182	1,781,639
Laboratory Corp. of America Holdings(a)	1,928	307,535
LHC Group, Inc.(a)	9,017	552,291
LifePoint Health, Inc.(a)	148	7,370
McKesson Corp.	4,670	728,286
MEDNAX, Inc.(a)	365	19,506
Patterson Cos., Inc.	330	11,923
Premier, Inc., Class A(a)(b)	203	5,926
Quest Diagnostics, Inc.	2,971	292,614
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	47,401	127,970
Sinopharm Group Co. Ltd., Class H	44,800	192,989
Tivity Health, Inc.(a)(b)	3,042	111,185
UnitedHealth Group, Inc.	8,145	1,795,647
Universal Health Services, Inc., Class B	2,120	240,302
WellCare Health Plans, Inc.(a)	178	35,798

		10,758,307
Health Care Technology — 0.2%
athenahealth, Inc.(a)	158	21,020
Medidata Solutions, Inc.(a)	11,829	749,540
Quality Systems, Inc.(a)	2,637	35,811
Veeva Systems, Inc., Class A(a)	6,784	375,020

		1,181,391

6	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.8%
Bloomin’ Brands, Inc.	19,278	$411,393
Carnival Corp.	29,293	1,944,176
Century Casinos, Inc.(a)	19,717	180,016
Cheesecake Factory, Inc.(b)	10,923	526,270
China Travel International Investment Hong Kong Ltd.	272,001	101,084
Choice Hotels International, Inc.	2,237	173,591
Domino’s Pizza, Inc.	67	12,660
Dunkin’ Brands Group, Inc.	360	23,209
Extended Stay America, Inc.	7,932	150,708
Genting Bhd	147,700	335,495
Hilton Grand Vacations, Inc.(a)	273	11,452
Hilton Worldwide Holdings, Inc.	2,583	206,278
Hyatt Hotels Corp., Class A(a)	184	13,531
International Game Technology PLC	428	11,346
La Quinta Holdings, Inc.(a)	4,313	79,618
Las Vegas Sands Corp.	4,258	295,888
Marriott International, Inc., Class A	2,775	376,651
McDonald’s Corp.	15,477	2,663,901
MGM Resorts International	5,135	171,458
Norwegian Cruise Line Holdings Ltd.(a)	1,857	98,885
Papa John’s International, Inc.(b)	4,447	249,521
Pinnacle Entertainment, Inc.(a)	2,812	92,037
Royal Caribbean Cruises Ltd.	1,814	216,374
Ruth’s Hospitality Group, Inc.	10,214	221,133
Six Flags Entertainment Corp.	269	17,907
Starbucks Corp.	4,860	279,110
Texas Roadhouse, Inc.	6,826	359,594
Vail Resorts, Inc.	460	97,736
Wendy’s Co.(b)	731	12,003
Wyndham Worldwide Corp.	989	114,596
Wynn Resorts Ltd.	1,467	247,322
Yum China Holdings, Inc.	1,475	59,030
Yum! Brands, Inc.	455	37,133

		9,791,106
Household Durables — 0.9%
Beazer Homes USA, Inc.(a)	11,533	221,549
CalAtlantic Group, Inc.	322	18,158
Century Communities, Inc.(a)	17,231	535,865
GoPro, Inc., Class A(a)(b)	13,793	104,413
Haier Electronics Group Co. Ltd.(a)	92,001	250,772
iRobot Corp.(a)(b)	6,779	519,949
Lennar Corp., Class B	56	2,894
LG Electronics, Inc.(a)	27,042	2,673,754
Tempur Sealy International, Inc.(a)	184	11,535
Tupperware Brands Corp.	201	12,603
Whirlpool Corp.	385	64,926
William Lyon Homes, Class A(a)	12,303	357,771

		4,774,189
Household Products — 0.6%
Central Garden & Pet Co.(a)	4,813	187,322
Central Garden & Pet Co., Class A(a)	5,029	189,644
Energizer Holdings, Inc.(b)	243	11,659
Hindustan Unilever Ltd.	129,160	2,767,931
Procter & Gamble Co.	1,793	164,741

		3,321,297
Independent Power and Renewable Electricity Producers — 0.2%
Atlantic Power Corp.(a)	19,462	45,736
Calpine Corp.(a)	1,436	21,726
Glow Energy PCL—NVDR	149,201	371,970
NRG Energy, Inc.	1,196	34,062
NRG Yield, Inc., Class A	39,842	751,022
Vistra Energy Corp.(a)(b)	1,438	26,344

		1,250,860

Security	Shares	Value
Industrial Conglomerates — 0.6%
3M Co.	8,985	$2,114,800
BWX Technologies, Inc.	374	22,623
Carlisle Cos., Inc.	248	28,185
General Electric Co.	24,502	427,560
Honeywell International, Inc.	1,726	264,700
KOC Holding AS	27,315	133,084
Seaboard Corp.	1	4,410
Shanghai Industrial Holdings Ltd.	47,000	134,423
Sime Darby Bhd	225,401	123,087

		3,252,872
Insurance — 2.9%
Allstate Corp.	6,320	661,767
American Financial Group, Inc.	975	105,827
American International Group, Inc.	3,864	230,217
American National Insurance Co.	29	3,719
Aon PLC	2,030	272,020
Arch Capital Group Ltd.(a)	687	62,359
Argo Group International Holdings Ltd.	6,582	405,780
Aspen Insurance Holdings Ltd.	236	9,582
Assurant, Inc.	673	67,865
Assured Guaranty Ltd.	469	15,885
Athene Holding Ltd., Class A(a)	2,360	122,036
Axis Capital Holdings Ltd.	327	16,435
Baldwin & Lyons, Inc., Class B	6,362	152,370
Brighthouse Financial, Inc.(a)	541	31,724
Brown & Brown, Inc.	468	24,083
Cathay Financial Holding Co. Ltd.	249,000	446,094
China Life Insurance Co. Ltd. Class H	121,000	377,340
Cincinnati Financial Corp.	769	57,652
CNA Financial Corp.	107	5,676
Erie Indemnity Co., Class A	98	11,940
Everest Re Group Ltd.	236	52,217
First American Financial Corp.	16,614	931,049
FNF Group	1,140	44,734
Hanover Insurance Group, Inc.	169	18,266
Hartford Financial Services Group, Inc.	4,210	236,939
Infinity Property & Casualty Corp.	3,793	402,058
James River Group Holdings Ltd.	18,534	741,545
Kinsale Capital Group, Inc.(b)	1,625	73,125
Lincoln National Corp.	20,304	1,560,769
Loews Corp.	2,688	134,481
Markel Corp.(a)	56	63,791
Marsh & McLennan Cos., Inc.	6,339	515,931
Mercury General Corp.	108	5,772
MetLife, Inc.	8,371	423,238
Old Mutual PLC	276,527	846,857
Old Republic International Corp.	974	20,824
People’s Insurance Co. Group of China Ltd., Class H	521,001	255,849
Ping An Insurance Group Co. of China Ltd., Class H	293,000	3,039,016
Principal Financial Group, Inc.	1,402	98,925
ProAssurance Corp.	210	12,002
Progressive Corp.	4,079	229,729
Prudential Financial, Inc.	8,827	1,014,928
Reinsurance Group of America, Inc.	578	90,128
RenaissanceRe Holdings Ltd.	351	44,082
Torchmark Corp.	1,166	105,768
Travelers Cos., Inc.	1,874	254,189
Trupanion, Inc.(a)	505	14,781
Unum Group	14,537	797,936
Validus Holdings Ltd.	308	14,451
W.R. Berkley Corp.	362	25,937
White Mountains Insurance Group Ltd.	17	14,472
Willis Towers Watson PLC	837	126,128
XL Group Ltd.(b)	10,422	366,438

		15,656,726

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (continued) December 31, 2017	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Internet & Direct Marketing Retail — 1.7%
Alibaba Group Holding Ltd.—ADR(a)	18,768	$3,235,994
Amazon.com, Inc.(a)	3,668	4,289,616
Expedia, Inc.	860	103,002
Liberty Expedia Holdings, Inc., Class A(a)	216	9,575
Liberty Interactive Corp QVC Group, Series A(a)	1,011	24,689
Liberty Ventures, Series A(a)	318	17,248
Netflix, Inc.(a)	2,727	523,475
Nutrisystem, Inc.	3,384	177,998
Priceline Group, Inc.(a)	491	853,230
TripAdvisor, Inc.(a)	784	27,017
Wayfair, Inc., Class A(a)	152	12,201

		9,274,045
Internet Software & Services — 4.6%
Akamai Technologies, Inc.(a)	135	8,780
Alphabet, Inc., Class A(a)	2,547	2,683,010
Alphabet, Inc., Class C(a)	2,840	2,971,776
Appfolio, Inc., Class A(a)	2,033	84,369
Autohome, Inc.—ADR(a)	995	64,347
AutoWeb, Inc.(a)	3,311	29,832
Baidu, Inc.—ADR(a)	1,875	439,144
Bazaarvoice, Inc.(a)	4,482	24,427
Box, Inc., Class A(a)	15,667	330,887
Care.com, Inc.(a)	11,898	214,640
CommerceHub, Inc., Series A(a)	3,466	76,217
CommerceHub, Inc., Series C(a)	1,235	25,429
Cornerstone OnDemand, Inc.(a)	8,557	302,319
DHI Group, Inc.(a)	8,808	16,735
eBay, Inc.(a)	7,147	269,728
Facebook, Inc., Class A(a)	27,124	4,786,301
Five9, Inc.(a)	5,817	144,727
GoDaddy, Inc., Class A(a)	496	24,939
GrubHub, Inc.(a)	925	66,415
IAC/InterActiveCorp(a)	24	2,935
Limelight Networks, Inc.(a)	19,980	88,112
LivePerson, Inc.(a)	2,389	27,473
LogMeIn, Inc.	207	23,701
Match Group, Inc.(a)	145	4,540
MongoDB, Inc.(a)	2,402	71,291
NetEase, Inc.—ADR	334	115,253
New Relic, Inc.(a)	1,273	73,541
NIC, Inc.(b)	32,191	534,371
Nutanix, Inc., Class A(a)	2,978	105,064
Pandora Media, Inc.(a)	895	4,314
Shutterstock, Inc.(a)	3,562	153,273
Tencent Holdings Ltd.	170,701	8,835,076
Twilio, Inc., Class A(a)	1,695	40,002
Twitter, Inc.(a)	1,685	40,457
VeriSign, Inc.(a)(b)	4,115	470,921
Weibo Corp.—ADR(a)	5,432	561,995
Yandex NV, Class A(a)	5,038	164,994
Yelp, Inc.(a)	9,818	411,963
YuMe, Inc.	41,645	199,063
Zillow Group, Inc., Class A(a)	208	8,474

		24,500,835
IT Services — 3.1%
Accenture PLC, Class A	6,826	1,044,992
Amdocs Ltd.	581	38,044
Automatic Data Processing, Inc.	3,231	378,641
Black Knight, Inc.(a)	434	19,161
Booz Allen Hamilton Holding Corp.	584	22,268
Broadridge Financial Solutions, Inc.	7,548	683,698
Cognizant Technology Solutions Corp., Class A	3,801	269,947
Conduent, Inc.(a)	752	12,152

Security	Shares	Value
IT Services (continued)
Convergys Corp.	14,832	$348,552
CoreLogic, Inc.(a)	337	15,573
CSG Systems International, Inc.	16,255	712,294
CSRA, Inc.	646	19,328
DST Systems, Inc.	243	15,083
DXC Technology Co.	196	18,600
EPAM Systems, Inc.(a)	1,787	191,978
Euronet Worldwide, Inc.(a)(b)	2,111	177,894
Everi Holdings, Inc.(a)	19,333	145,771
Fidelity National Information Services, Inc.	1,289	121,282
Forrester Research, Inc.	515	22,763
Gartner, Inc.(a)	1,251	154,061
Genpact Ltd.	70,771	2,246,240
Global Payments, Inc.	1,540	154,370
Hackett Group, Inc.	11,276	177,146
HCL Technologies Ltd.	6,188	86,333
Infosys Ltd.	6,181	100,462
International Business Machines Corp.	10,991	1,686,239
Mantech International Corp., Class A	2,565	128,737
Mastercard, Inc., Class A	20,787	3,146,320
PayPal Holdings, Inc.(a)	6,210	457,180
SK Holdings Co. Ltd.	1,131	298,980
Tata Consultancy Services Ltd.	14,451	611,016
Tech Mahindra Ltd.	28,405	224,316
Teradata Corp.(a)	503	19,345
Total System Services, Inc.	6,379	504,515
Unisys Corp.(a)	19,690	160,474
Visa, Inc., Class A(b)	14,730	1,679,515
Western Union Co.	10,003	190,157
WEX, Inc.(a)	156	22,032

		16,305,459
Leisure Products — 0.3%
Brunswick Corp.	355	19,603
Hasbro, Inc.	954	86,709
Malibu Boats, Inc.(a)(b)	18,974	564,097
Mattel, Inc.	2,560	39,373
MCBC Holdings, Inc.(a)	29,716	660,268
Polaris Industries, Inc.(b)	373	46,248

		1,416,298
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	260	17,412
Bio-Rad Laboratories, Inc., Class A(a)	83	19,810
Bio-Techne Corp.	147	19,044
Bruker Corp.	3,786	129,935
Cambrex Corp.(a)(b)	1,864	89,472
Charles River Laboratories International, Inc.(a)	188	20,577
Enzo Biochem, Inc.(a)	19,880	162,022
Harvard Bioscience, Inc.(a)	20,251	66,825
Illumina, Inc.(a)	416	90,892
IQVIA Holdings, Inc.(a)	150	14,685
Luminex Corp.	12,119	238,744
Medpace Holdings, Inc.(a)	5,101	184,962
Mettler-Toledo International, Inc.(a)	502	310,999
Patheon NV(a)(c)	154	—
PerkinElmer, Inc.	437	31,953
PRA Health Sciences, Inc.(a)	5,152	469,193
QIAGEN NV(a)	902	27,899
Syneos Health, Inc.(a)	1,508	65,749
Thermo Fisher Scientific, Inc.	1,248	236,970
Waters Corp.(a)	552	106,641

		2,303,784
Machinery — 2.3%
AGCO Corp.	1,118	79,859
Alamo Group, Inc.	10,916	1,232,089

8	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Machinery (continued)
Altra Industrial Motion Corp.	726	$36,590
Briggs & Stratton Corp.	16,591	420,914
Colfax Corp.(a)	351	13,907
Columbus McKinnon Corp.	1,948	77,881
Crane Co.	198	17,666
Cummins, Inc.	2,452	433,121
Donaldson Co., Inc.	528	25,846
ESCO Technologies, Inc.(b)	1,501	90,435
Gardner Denver Holdings, Inc.(a)	259	8,788
Global Brass & Copper Holdings, Inc.	3,467	114,758
Graco, Inc.	660	29,845
Greenbrier Cos., Inc.(b)	8,630	459,979
Harsco Corp.(a)	15,087	281,372
Hiwin Technologies Corp.	20,000	215,149
IDEX Corp.	877	115,738
Illinois Tool Works, Inc.	7,296	1,217,338
Iochpe-Maxion SA	9,489	65,794
ITT, Inc.	354	18,893
Kadant, Inc.	7,303	733,221
Lincoln Electric Holdings, Inc.	235	21,521
Lonking Holdings Ltd.	532,001	232,705
Meritor, Inc.(a)	7,436	174,449
Miller Industries, Inc.	1,500	38,700
Nordson Corp.	230	33,672
Oshkosh Corp.	7,140	648,955
PACCAR, Inc.	22,575	1,604,631
Rexnord Corp.(a)	29,176	759,159
Sinotruk Hong Kong, Ltd.	37,500	42,238
Stanley Black & Decker, Inc.	1,175	199,386
Terex Corp.(b)	330	15,913
Timken Co.	276	13,565
Toro Co.	421	27,462
Trinity Industries, Inc.	600	22,476
Valmont Industries, Inc.	88	14,595
WABCO Holdings, Inc.(a)	1,029	147,661
Watts Water Technologies, Inc., Class A	9,251	702,613
Weichai Power Co. Ltd., Class H	502,000	548,415
Welbilt, Inc.(a)	510	11,990
Xylem, Inc.	22,555	1,538,251

		12,487,540
Marine — 0.0%
Kirby Corp.(a)	214	14,228

Media — 2.0%
AH Belo Corp., Class A	4,992	23,962
AMC Networks, Inc., Class A(a)	213	11,519
Astro Malaysia Holdings Bhd	246,501	161,410
Cable One, Inc.	19	13,364
CBS Corp., Class B	922	54,398
Charter Communications, Inc., Class A(a)	682	229,125
Cinemark Holdings, Inc.(b)	424	14,764
Comcast Corp., Class A	21,510	861,475
Discovery Communications, Inc., Class C(a)	1,048	22,186
Entravision Communications Corp., Class A	109,067	779,829
Eros International PLC(a)	6,608	63,767
IHS Markit Ltd.(a)	2,721	122,853
Interpublic Group of Cos., Inc.	190	3,830
John Wiley & Sons, Inc., Class A	22,307	1,466,685
Lee Enterprises, Inc.(a)(b)	4,162	9,781
Liberty Broadband Corp., Class A(a)	101	8,590
Liberty Global PLC, Class A(a)(b)	11,936	427,786
Liberty Media Corp-Liberty Formula One, Class A(a)(b)	98	3,207
Lions Gate Entertainment Corp., Class A(a)	207	6,999
Lions Gate Entertainment Corp., Class B(a)	407	12,918

Security	Shares	Value
Media (continued)
Live Nation Entertainment, Inc.(a)	531	$22,605
Madison Square Garden Co., Class A(a)	73	15,392
McClatchy Co., Class A(a)	3,428	30,612
Meredith Corp.(b)	9,422	622,323
Naspers Ltd., Class N	6,963	1,929,121
New Media Investment Group, Inc.(b)	2,848	47,789
News Corp., Class B	481	7,985
Omnicom Group, Inc.	2,880	209,750
Regal Entertainment Group, Class A	447	10,285
Scripps Networks Interactive, Inc., Class A	4,144	353,815
TEGNA, Inc.	851	11,982
Time Warner, Inc.	7,880	720,784
Time, Inc.	5,380	99,261
Tribune Media Co., Class A	318	13,505
Twenty-First Century Fox, Inc., Class A	4,050	139,846
Twenty-First Century Fox, Inc., Class B	597	20,370
Viacom, Inc., Class A	40	1,396
Viacom, Inc., Class B	616	18,979
Walt Disney Co.	17,529	1,884,543
World Wrestling Entertainment, Inc., Class A	5,746	175,713

		10,634,504
Metals & Mining — 2.3%
Alcoa Corp.(a)	738	39,756
Alrosa PJSC	21,668	28,180
Anglo American Platinum Ltd.(a)	4,106	117,301
Anglo American PLC	116,863	2,407,765
AngloGold Ashanti Ltd.	12,071	125,852
Eregli Demir ve Celik Fabrikalari TAS	196,590	518,698
Freeport-McMoRan, Inc.(a)	3,796	71,972
Gold Fields Ltd.	26,031	112,818
Industrias Penoles SAB de CV	14,935	311,157
Jiangxi Copper Co. Ltd., Class H(b)	223,000	352,850
Kumba Iron Ore Ltd.	6,955	213,122
Magnitogorsk Iron & Steel Works PJSC	2,707,470	1,960,262
Magnitogorsk Iron & Steel Works PJSC,—GDR	9,757	95,033
Materion Corp.	1,456	70,762
Newmont Mining Corp.	47,616	1,786,552
Polymetal International PLC	15,301	189,702
Poongsan Corp.	583	25,867
POSCO	1,863	579,488
POSCO—ADR(b)	4,390	342,991
Real Industry, Inc.(a)	12,849	3,724
Reliance Steel & Aluminum Co.	283	24,278
Royal Gold, Inc.	260	21,351
Ryerson Holding Corp.(a)	6,279	65,302
Schnitzer Steel Industries, Inc., Class A(b)	27,160	909,860
Severstal PAO—GDR	26,885	411,418
Severstal PJSC	12,327	189,584
Southern Copper Corp.	325	15,421
Tahoe Resources, Inc.	1,223	5,858
TimkenSteel Corp.(a)(b)	8,194	124,467
United Co. RUSAL PLC	245,000	171,436
United States Steel Corp.(b)	696	24,492
Vale SA	77,000	934,547
Worthington Industries, Inc.	2,503	110,282

		12,362,148
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Granite Point Mortgage Trust, Inc.	130	2,306
Two Harbors Investment Corp.	687	11,155

		13,461
Multi-Utilities — 0.7%
Alliant Energy Corp.	873	37,198
Ameren Corp.	2,117	124,882

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (continued) December 31, 2017	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Multi-Utilities (continued)
Avista Corp.	3,465	$178,413
CenterPoint Energy, Inc.	3,525	99,969
CMS Energy Corp.	30,664	1,450,360
Consolidated Edison, Inc.	2,415	205,154
Dominion Energy, Inc.	3,432	278,198
DTE Energy Co.	443	48,491
MDU Resources Group, Inc.	776	20,859
NiSource, Inc.	1,443	37,042
PG&E Corp.	2,152	96,474
Public Service Enterprise Group, Inc.	3,904	201,056
SCANA Corp.	159	6,325
Vectren Corp.	16,209	1,053,909
WEC Energy Group, Inc.	1,949	129,472

		3,967,802
Multiline Retail — 0.6%
Big Lots, Inc.(b)	2,470	138,690
Burlington Stores, Inc.(a)	276	33,956
Dillard’s, Inc., Class A(b)	917	55,066
Dollar General Corp.	2,064	191,973
Dollar Tree, Inc.(a)	1,604	172,125
Kohl’s Corp.	1,049	56,887
Macy’s, Inc.(b)	2,271	57,206
Matahari Department Store Tbk PT	682,601	501,461
Nordstrom, Inc.	2,599	123,141
Target Corp.	26,035	1,698,784

		3,029,289
Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp.	11,527	618,308
Andeavor	278	31,787
Apache Corp.	2,220	93,728
Approach Resources, Inc.(a)(b)	17,222	50,977
Bill Barrett Corp.(a)	44,135	226,413
Bukit Asam Persero Tbk PT	449,000	81,411
Cabot Oil & Gas Corp.	1,896	54,226
Centennial Resource Development, Inc., Class A(a)(b)	540	10,692
Cheniere Energy, Inc.(a)	248	13,352
Chesapeake Energy Corp.(a)(b)	3,613	14,307
Chevron Corp.	8,219	1,028,937
China Petroleum & Chemical Corp.,—ADR(b)	21,118	1,549,428
China Petroleum & Chemical Corp., Class H	1,240,001	908,217
China Shenhua Energy Co. Ltd., Class H	90,500	233,801
Cimarex Energy Co.	471	57,467
CNOOC Ltd.	446,000	640,285
CNOOC Ltd.—ADR	4,306	618,169
CNX Resources Corp.(a)	909	13,299
Concho Resources, Inc.(a)	465	69,852
ConocoPhillips	32,632	1,791,170
CONSOL Energy, Inc.(a)	112	4,425
Continental Resources, Inc.(a)	229	12,130
Devon Energy Corp.	1,685	69,759
Diamondback Energy, Inc.(a)	298	37,622
Eclipse Resources Corp.(a)	49,750	119,400
Energen Corp.(a)	388	22,337
EOG Resources, Inc.	2,935	316,716
EP Energy Corp., Class A(a)(b)	28,789	67,942
EQT Corp.	1,213	69,044
Evolution Petroleum Corp.	5,287	36,216
Extraction Oil & Gas, Inc.(a)	477	6,826
Exxon Mobil Corp.	37,272	3,117,430
Gulfport Energy Corp.(a)	631	8,052
Hess Corp.(b)	1,504	71,395
HollyFrontier Corp.	230	11,781
Kinder Morgan, Inc.	4,414	79,761

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Kosmos Energy Ltd.(a)(b)	914	$6,261
Laredo Petroleum, Inc.(a)	643	6,822
Linn Energy, Inc.(a)	2,635	106,059
Lukoil PJSC	16,679	963,533
Lukoil PJSC—ADR	10,577	602,634
Marathon Oil Corp.	2,238	37,889
Marathon Petroleum Corp.	6,104	402,742
Murphy Oil Corp.(b)	652	20,245
Murphy USA, Inc.(a)	134	10,768
Newfield Exploration Co.(a)	487	15,355
Noble Energy, Inc.	34,965	1,018,880
Northern Oil and Gas, Inc.(a)(b)	49,334	101,135
Novatek PJSC—GDR	11,261	1,353,572
Oasis Midstream Partners LP(a)	974	16,987
Oasis Petroleum, Inc.(a)	3,352	28,190
Occidental Petroleum Corp.	9,611	707,946
ONEOK, Inc.(b)	712	38,056
Overseas Shipholding Group, Inc., Class A(a)	1,958	5,365
Pacific Ethanol, Inc.(a)	75,028	341,377
Parsley Energy, Inc., Class A(a)	419	12,335
PBF Energy, Inc., Class A	437	15,492
PetroChina Co. Ltd., Class H	2,058,001	1,431,024
Phillips 66	1,897	191,882
Pioneer Natural Resources Co.	706	122,032
Polski Koncern Naftowy ORLEN SA	22	669
PTT PCL—NVDR	55,600	749,278
QEP Resources, Inc.(a)	950	9,092
Renewable Energy Group, Inc.(a)	15,611	184,210
REX American Resources Corp.(a)	323	26,741
RSP Permian, Inc.(a)	524	21,316
SK Innovation Co. Ltd.	2,422	462,047
SM Energy Co.(b)	439	9,693
Southwestern Energy Co.(a)	2,003	11,177
Thai Oil PCL—NVDR	120,500	382,686
Ultrapar Participacoes SA	7,040	159,175
Valero Energy Corp.	19,499	1,792,153
Whiting Petroleum Corp.(a)	356	9,427
Williams Cos., Inc.	25,211	768,683
World Fuel Services Corp.	270	7,598
WPX Energy, Inc.(a)	1,581	22,245

		24,329,433
Paper & Forest Products — 0.4%
Boise Cascade Co.	6,211	247,819
Domtar Corp.	247	12,231
Louisiana-Pacific Corp.(a)	6,882	180,721
Mondi Ltd.	567	14,631
Nine Dragons Paper Holdings Ltd.	269,001	429,825
Sappi Ltd.	140,778	1,018,358

		1,903,585
Personal Products — 1.0%
Edgewell Personal Care Co.(a)(b)	229	13,600
Estee Lauder Cos., Inc., Class A	12,370	1,573,959
Hengan International Group Co. Ltd.	8,000	88,576
Herbalife Ltd.(a)(b)	663	44,898
Hypermarcas SA	222,351	2,413,132
Inter Parfums, Inc.	17,469	759,028
Medifast, Inc.	3,375	235,609
Nu Skin Enterprises, Inc., Class A	205	13,987

		5,142,789
Pharmaceuticals — 2.1%
Akorn, Inc.(a)	358	11,538
Allergan PLC	727	118,923
Aurobindo Pharma Ltd.	26,860	289,072

10	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	39,132	$2,398,009
Catalent, Inc.(a)(b)	29,667	1,218,720
Corcept Therapeutics, Inc.(a)(b)	26,939	486,518
Durect Corp.(a)	54,596	50,326
Eli Lilly & Co.	1,702	143,751
Endo International PLC(a)	883	6,843
Horizon Pharma PLC(a)	1,128	16,469
Johnson & Johnson	21,412	2,991,685
Mallinckrodt PLC(a)	395	8,911
Merck & Co., Inc.	8,434	474,581
Mylan NV(a)	725	30,675
Nektar Therapeutics(a)	6,109	364,829
Perrigo Co. PLC	688	59,966
Pfizer, Inc.	18,663	675,974
Phibro Animal Health Corp., Class A	5,231	175,239
Prestige Brands Holdings, Inc.(a)(b)	5,707	253,448
Zoetis, Inc.	22,274	1,604,619

		11,380,096
Professional Services — 0.5%
CRA International, Inc.	4,038	181,508
Dun & Bradstreet Corp.	147	17,406
Equifax, Inc.	395	46,579
Insperity, Inc.	25,556	1,465,579
ManpowerGroup, Inc.	6,728	848,468
Nielsen Holdings PLC	1,997	72,691
Paylocity Holding Corp.(a)	2,830	133,463
Robert Half International, Inc.	855	47,487
TransUnion(a)	595	32,701
Verisk Analytics, Inc.(a)	270	25,920

		2,871,802
Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc.	3,836	500,943
American Campus Communities, Inc.	534	21,910
American Homes 4 Rent, Class A	958	20,923
Apartment Investment & Management Co., Class A	623	27,231
Apple Hospitality REIT, Inc.	838	16,433
Arbor Realty Trust, Inc.(b)	41,569	359,156
Ares Commercial Real Estate Corp.	2,149	27,722
Ashford Hospitality Prime, Inc.	2,508	24,403
AvalonBay Communities, Inc.	831	148,259
Boston Properties, Inc.	751	97,653
Brandywine Realty Trust	685	12,460
Camden Property Trust	332	30,564
Catchmark Timber Trust, Inc., Class A	19,554	256,744
Chimera Investment Corp.	748	13,823
Columbia Property Trust, Inc.	489	11,223
CoreCivic, Inc.	467	10,508
Coresite Realty Corp.	3,479	396,258
Corporate Office Properties Trust	395	11,534
Crown Castle International Corp.	6,075	674,386
CubeSmart	719	20,794
CyrusOne, Inc.	346	20,597
DCT Industrial Trust, Inc.	368	21,631
DDR Corp.	1,226	10,985
DiamondRock Hospitality Co.	76,222	860,535
Digital Realty Trust, Inc.	1,137	129,504
Douglas Emmett, Inc.	579	23,774
Duke Realty Corp.	1,826	49,685
Easterly Government Properties, Inc.(b)	7,100	151,514
Empire State Realty Trust, Inc., Class A	505	10,368
EPR Properties	251	16,430
Equinix, Inc.	1,063	481,773
Equity Commonwealth(a)	481	14,675

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Equity Lifestyle Properties, Inc.	325	$28,932
Equity Residential	2,085	132,960
Essex Property Trust, Inc.	395	95,341
Extra Space Storage, Inc.	751	65,675
Federal Realty Investment Trust	310	41,171
First Industrial Realty Trust, Inc.	33,322	1,048,643
Forest City Realty Trust, Inc., Class A	1,006	24,245
Gaming and Leisure Properties, Inc.	802	29,674
GGP, Inc.	3,756	87,853
Gladstone Land Corp.	54	725
HCP, Inc.	2,538	66,191
Healthcare Trust of America, Inc., Class A	793	23,822
Hersha Hospitality Trust	27,143	472,288
Highwoods Properties, Inc.	406	20,669
Host Hotels & Resorts, Inc.	2,203	43,730
Hudson Pacific Properties, Inc.	624	21,372
Invesco Mortgage Capital, Inc.	1,802	32,130
Invitation Homes, Inc.	2,400	56,568
JBG Smith Properties	344	11,947
Kilroy Realty Corp.	385	28,740
Kimco Realty Corp.	1,219	22,125
Kite Realty Group Trust	38,708	758,677
Lamar Advertising Co., Class A	331	24,573
Liberty Property Trust	184	7,914
Life Storage, Inc.	183	16,300
Macerich Co.	872	57,273
Medical Properties Trust, Inc.	1,445	19,912
MFA Financial, Inc.	1,565	12,395
Mid-America Apartment Communities, Inc.	668	67,174
National Retail Properties, Inc.	410	17,683
National Storage Affiliates Trust	504	13,739
New Residential Investment Corp.(b)	1,226	21,921
Omega Healthcare Investors, Inc.(b)	777	21,399
Outfront Media, Inc.	41,146	954,587
Paramount Group, Inc.	792	12,553
Park Hotels & Resorts, Inc.	574	16,503
Piedmont Office Realty Trust, Inc., Class A	574	11,256
Prologis, Inc.	6,406	413,251
PS Business Parks, Inc.	10,265	1,284,049
Public Storage	966	201,894
Ramco-Gershenson Properties Trust(b)	4,240	62,455
Rayonier, Inc.	513	16,226
Realty Income Corp.	1,522	86,784
Regency Centers Corp.	678	46,904
Retail Opportunity Investments Corp.	20,320	405,384
Retail Properties of America, Inc., Class A	916	12,311
Ryman Hospitality Properties, Inc.	5,174	357,110
Simon Property Group, Inc.	3,261	560,044
SL Green Realty Corp.	422	42,592
Spirit Realty Capital, Inc.	1,932	16,577
Starwood Property Trust, Inc.	1,018	21,734
STORE Capital Corp.	681	17,733
Sun Communities, Inc.	306	28,391
Tanger Factory Outlet Centers, Inc.	365	9,676
Taubman Centers, Inc.	236	15,442
Terreno Realty Corp.	32,473	1,138,503
UDR, Inc.	1,271	48,959
Uniti Group, Inc.(b)	661	11,759
Ventas, Inc.	7,198	431,952
Vornado Realty Trust(b)	831	64,968
Weingarten Realty Investors	23,269	764,852
Welltower, Inc.	952	60,709
WP Carey, Inc.	421	29,007

		15,012,324

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (continued) December 31, 2017	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development — 1.0%
Ayala Land, Inc.	84,100	$75,025
CBRE Group, Inc., Class A(a)	30,957	1,340,748
China Overseas Land & Investment Ltd.	258,000	828,149
China Resources Land Ltd.	50,000	146,682
China Vanke Co. Ltd., Class H	139,900	556,730
Emaar Properties PJSC	94,788	179,272
Howard Hughes Corp.(a)	136	17,853
Jones Lang LaSalle, Inc.(b)	2,144	319,306
KWG Property Holding Ltd.	304,500	354,939
Land & Houses PCL	3,095,901	997,452
RE/MAX Holdings, Inc., Class A	645	31,283
Realogy Holdings Corp.(b)	537	14,231
Shimao Property Holdings Ltd.	75,500	163,789
Sino-Ocean Group Holding Ltd.	372,500	256,507
Yuexiu Property Co. Ltd.	410,000	76,384

		5,358,350
Road & Rail — 0.2%
Genesee & Wyoming, Inc., Class A(a)(b)	242	19,053
Landstar System, Inc.	166	17,281
Localiza Rent a Car SA	13,801	91,775
Marten Transport Ltd.	5,734	116,400
Norfolk Southern Corp.	4,930	714,357
Ryder System, Inc.	209	17,591
Saia, Inc.(a)	293	20,730
Union Pacific Corp.	189	25,345
USA Truck, Inc.(a)	3,625	65,721

		1,088,253
Semiconductors & Semiconductor Equipment — 3.3%
Advanced Energy Industries, Inc.(a)	6,957	469,458
Advanced Semiconductor Engineering, Inc.	71,000	90,882
Alpha & Omega Semiconductor Ltd.(a)	16,076	263,003
Ambarella, Inc.(a)	405	23,794
Analog Devices, Inc.	1,706	151,885
Applied Materials, Inc.	569	29,087
Broadcom Ltd.	1,101	282,847
Brooks Automation, Inc.	10,075	240,289
Cabot Microelectronics Corp.	3,567	335,583
Cavium, Inc.(a)	263	22,047
Chipbond Technology Corp.	133,000	251,127
Cirrus Logic, Inc.(a)	5,670	294,046
Cohu, Inc.	4,905	107,665
Cypress Semiconductor Corp.(b)	1,314	20,025
Diodes, Inc.(a)	6,567	188,276
Entegris, Inc.	45,149	1,374,787
First Solar, Inc.(a)	326	22,012
Hansol Technics Co., Ltd.(a)	6,080	94,716
Integrated Device Technology, Inc.(a)	914	27,173
Intel Corp.	13,947	643,794
IXYS Corp.(a)	1,410	33,770
KLA-Tencor Corp.	1,296	136,171
Lam Research Corp.	342	62,952
Maxim Integrated Products, Inc.	31,193	1,630,770
Microchip Technology, Inc.(b)	489	42,973
Micron Technology, Inc.(a)	475	19,532
Microsemi Corp.(a)	8,681	448,374
MKS Instruments, Inc.	1,418	134,001
NVIDIA Corp.	1,297	250,970
NXP Semiconductors NV(a)	162	18,969
ON Semiconductor Corp.(a)	1,666	34,886
Pixart Imaging, Inc.	10,000	49,506
Power Integrations, Inc.	1,358	99,881
Qorvo, Inc.(a)(b)	47	3,130
QUALCOMM, Inc.	18,696	1,196,918

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Radiant Opto-Electronics Corp.	59,000	$139,758
Samsung Electronics Co. Ltd.—GDR	1,030	1,219,730
SK Hynix, Inc.(a)	19,765	1,403,834
Skyworks Solutions, Inc.	3,615	343,244
Taiwan Semiconductor Manufacturing Co. Ltd.	375,001	2,871,402
Teradyne, Inc.	794	33,245
Texas Instruments, Inc.	22,341	2,333,294
Ultra Clean Holdings, Inc.(a)(b)	1,763	40,708
Win Semiconductors Corp.	15,000	141,760
Xcerra Corp.(a)	3,098	30,329

		17,652,603
Software — 3.6%
A10 Networks, Inc.(a)	22,218	171,523
Activision Blizzard, Inc.	32,329	2,047,072
Adobe Systems, Inc.(a)	6,009	1,053,017
American Software, Inc., Class A	2,052	23,865
ANSYS, Inc.(a)	2,187	322,779
Atlassian Corp. PLC, Class A(a)	292	13,292
Autodesk, Inc.(a)	2,041	213,958
Barracuda Networks, Inc.(a)	1,353	37,207
Bottomline Technologies, Inc.(a)	13,255	459,683
CA, Inc.	2,431	80,904
Cadence Design Systems, Inc.(a)	4,587	191,828
CDK Global, Inc.	356	25,376
Check Point Software Technologies Ltd.(a)(b)	1,609	166,725
Citrix Systems, Inc.(a)	2,267	199,496
Dell Technologies, Inc., Class V(a)	2,060	167,437
Electronic Arts, Inc.(a)	2,877	302,258
FireEye, Inc.(a)	695	9,869
Fortinet, Inc.(a)	3,164	138,235
Guidewire Software, Inc.(a)	296	21,981
Imperva, Inc.(a)	12,565	498,830
Intuit, Inc.	1,892	298,520
KPIT Technologies Ltd.	107,215	303,614
Manhattan Associates, Inc.(a)	276	13,673
Microsoft Corp.	56,812	4,859,698
MicroStrategy, Inc., Class A(a)	4,256	558,813
MobileIron, Inc.(a)	9,210	35,919
NIIT Technologies Ltd.	47,846	483,539
Nuance Communications, Inc.(a)(b)	1,146	18,737
Oracle Corp.	47,597	2,250,386
Proofpoint, Inc.(a)(b)	5,305	471,137
PTC, Inc.(a)	458	27,833
Red Hat, Inc.(a)	1,809	217,261
salesforce.com, Inc.(a)	4,991	510,230
ServiceNow, Inc.(a)	1,804	235,223
Silver Spring Networks, Inc.(a)	2,320	37,677
Splunk, Inc.(a)	749	62,047
Symantec Corp.	4,226	118,581
Tableau Software, Inc., Class A(a)	239	16,539
Take-Two Interactive Software, Inc.(a)	1,450	159,181
Tyler Technologies, Inc.(a)	137	24,256
Ultimate Software Group, Inc.(a)	113	24,660
Varonis Systems, Inc.(a)	21,358	1,036,931
Verint Systems, Inc.(a)	17,376	727,186
VMware, Inc., Class A(a)(b)	849	106,397
Workday, Inc., Class A(a)	494	50,260
Zendesk, Inc.(a)	5,281	178,709
Zynga, Inc., Class A(a)	3,003	12,012

		18,984,354
Specialty Retail — 1.5%
Aaron’s, Inc.	8,932	355,940
Asbury Automotive Group, Inc.(a)	1,605	102,720

12	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
AutoZone, Inc.(a)	23	$16,362
Beauty Community PCL	272,901	174,174
Bed Bath & Beyond, Inc.	555	12,204
Best Buy Co., Inc.	91	6,231
Big 5 Sporting Goods Corp.(b)	22,270	169,252
Boot Barn Holdings, Inc.(a)	1,303	21,643
Cato Corp., Class A	5,668	90,235
Children’s Place, Inc.(b)	1,125	163,519
Citi Trends, Inc.	12,288	325,140
Dick’s Sporting Goods, Inc.(b)	341	9,800
Floor & Decor Holdings, Inc., Class A(a)	87	4,235
Foot Locker, Inc.	522	24,471
GameStop Corp., Class A	394	7,072
Gap, Inc.	7,520	256,131
GNC Holdings, Inc., Class A	3,882	14,325
Group 1 Automotive, Inc.	3,701	262,660
Haverty Furniture Cos., Inc.	6,823	154,541
Home Depot, Inc.	4,464	846,062
Kirkland’s, Inc.(a)	6,157	73,668
L Brands, Inc.(b)	4,989	300,438
LOTTE Himart Co. Ltd.	6,669	429,213
Lowe’s Cos., Inc.	13,129	1,220,209
Michaels Cos., Inc.(a)	462	11,176
O’Reilly Automotive, Inc.(a)	151	36,322
Penske Automotive Group, Inc.(b)	29,764	1,424,207
Ross Stores, Inc.	6,219	499,075
Sally Beauty Holdings, Inc.(a)	521	9,774
Signet Jewelers Ltd.	273	15,438
Systemax, Inc.	2,507	83,408
TJX Cos., Inc.	7,409	566,492
Tractor Supply Co.	2,153	160,937
Ulta Salon Cosmetics & Fragrance, Inc.(a)	979	218,963
Urban Outfitters, Inc.(a)	344	12,061
Williams-Sonoma, Inc.	346	17,888
Zumiez, Inc.(a)	5,940	123,700

		8,219,686
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	46,587	7,883,918
Asustek Computer, Inc.	38,000	356,906
Hewlett Packard Enterprise Co.	4,092	58,761
HP, Inc.	19,469	409,044
Lenovo Group Ltd.	82,000	46,175
NCR Corp.(a)	481	16,349
Pegatron Corp.	312,001	751,736
Pure Storage, Inc., Class A(a)(b)	34,960	554,465
Samsung Electronics Co. Ltd.	3,070	7,294,045
Synaptics, Inc.(a)(b)	2,673	106,760
Western Digital Corp.	64	5,090

		17,483,249
Textiles, Apparel & Luxury Goods — 0.6%
Carter’s, Inc.(b)	189	22,205
Hanesbrands, Inc.(b)	971	20,304
lululemon athletica, Inc.(a)	461	36,230
Michael Kors Holdings Ltd.(a)	1,846	116,206
NIKE, Inc., Class B	8,987	562,137
Perry Ellis International, Inc.(a)	15,869	397,360
PVH Corp.	1,499	205,678
Ralph Lauren Corp.	954	98,920
Skechers U.S.A., Inc., Class A(a)	19,395	733,907
Steven Madden Ltd.(a)	322	15,037
Tapestry, Inc.	2,010	88,902
Titan Co. Ltd.	62,170	835,852
Under Armour, Inc., Class C(a)	1,842	24,535
VF Corp.	2,223	164,502

		3,321,775

Security	Shares	Value
Thrifts & Mortgage Finance — 1.1%
Charter Financial Corp.	2,076	$36,413
Dewan Housing Finance Corp., Ltd.	20,288	184,898
Essent Group Ltd.(a)	60,157	2,611,974
Federal Agricultural Mortgage Corp., Class C	2,437	190,671
First Defiance Financial Corp.	5,156	267,957
Housing Development Finance Corp. Ltd.	21,098	564,976
Indiabulls Housing Finance Ltd.	9,704	181,925
Merchants Bancorp	2,816	55,419
Meridian Bancorp, Inc.	12,422	255,893
MGIC Investment Corp.(a)	12,753	179,945
Nationstar Mortgage Holdings, Inc.(a)(b)	8,779	162,412
Radian Group, Inc.	6,417	132,254
Riverview Bancorp, Inc.	35,890	311,166
TFS Financial Corp.	25,466	380,462
United Community Financial Corp.	4,138	37,780
Walker & Dunlop, Inc.(a)	1,010	47,975

		5,602,120
Tobacco — 0.6%
Altria Group, Inc.	34,237	2,444,793
Philip Morris International, Inc.	8,119	857,772

		3,302,565
Trading Companies & Distributors — 1.1%
AerCap Holdings NV(a)	7,478	393,418
Air Lease Corp.(b)	385	18,515
Applied Industrial Technologies, Inc.	22,431	1,527,551
Barloworld Ltd.	148,493	1,915,004
Fastenal Co.(b)	5,834	319,061
H&E Equipment Services, Inc.	6,740	273,981
HD Supply Holdings, Inc.(a)	7,042	281,891
MRC Global, Inc.(a)(b)	13,610	230,281
MSC Industrial Direct Co., Inc., Class A	176	17,012
Rush Enterprises, Inc., Class A(a)	3,179	161,525
Triton International Ltd.(a)	5,905	221,142
United Rentals, Inc.(a)	1,779	305,828
Univar, Inc.(a)	413	12,787
W.W. Grainger, Inc.	1,696	400,680
Watsco, Inc.	121	20,575
WESCO International, Inc.(a)	195	13,289

		6,112,540
Transportation Infrastructure — 0.0%
DP World Ltd.	1,773	44,300

Water Utilities — 0.1%
American Water Works Co., Inc.	1,366	124,975
Aqua America, Inc.(b)	710	27,853
Cia de Saneamento Basico do Estado de Sao Paulo	8,604	89,036
SJW Corp.	3,665	233,937

		475,801
Wireless Telecommunication Services — 1.8%
America Movil SAB de CV, Series L	840,751	724,766
America Movil SAB de CV, Series L—ADR	32,449	556,500
Boingo Wireless, Inc.(a)	19,663	442,417
China Mobile Ltd.	154,500	1,562,310
China Mobile Ltd.—ADR(b)	7,181	362,928
Maxis Bhd	58,200	86,379
Mobile TeleSystems PJSC—ADR	13,543	138,003
RingCentral, Inc., Class A(a)	17,353	839,885
SK Telecom Co. Ltd.	801	199,773
SK Telecom Co. Ltd.—ADR(b)	15,842	442,150
Sprint Corp.(a)	31,276	184,216
T-Mobile U.S., Inc.(a)	14,594	926,865
Telephone & Data Systems, Inc.	26,650	740,870
Tim Participacoes SA	65,406	258,304

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (continued) December 31, 2017	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Wireless Telecommunication Services (continued)
Tim Participacoes SA, -ADR	104,617	$2,020,155
United States Cellular Corp.(a)	55	2,070

		9,487,591

Total Common Stock — 88.8% (Cost — $414,671,957)		475,375,967

Preferred Stocks — 0.4%

Airlines — 0.0%
Gol Linhas Aereas Inteligentes SA, 0.00%(a)	14,501	63,825

Banks — 0.4%
Banco Bradesco SA, Preference Shares, 0.00%	98,400	1,004,040
Itau Unibanco Holding SA, Preference Shares, 0.00%	80,561	1,034,007

		2,038,047
Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA, Preference Shares, 0.00%	11,719	171,491

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares, 0.00%	4,218	99,939

Security	Shares	Value
Metals & Mining — 0.0%
Gerdau SA, Preference Shares, 0.00%	10,835	$40,367

Total Preferred Stocks — 0.4% (Cost — $2,156,121)		2,413,669
Total Long-Term Investment— 89.2% (Cost — $416,828,078)		477,789,636

Short-Term Securities — 12.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.53%(d)(e)(f)	21,487,600	21,489,749
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.21%(e)(f)	43,332,624	43,332,624

Total Short-Term Securitie — 12.1% (Cost — $64,823,184)		64,822,373

Total Investment — 101.3% (Cost — $481,651,262)		542,612,009
Liabilities in Excess of Other Assets — (1.3)%		(7,156,068)

Net Assets — 100.0%		$535,455,941

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)	Annualized 7-day yield as of period end.
(f)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/16	Net Activity	Shares Held at 12/31/17	Value at 12/31/17	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,810,719	6,676,881	21,487,600	$21,489,749	$114,854	$(6,370)	$(1,371)
BlackRock Cash Funds: Treasury, SL Agency Shares	285,459,557	(242,126,933)	43,332,624	43,332,624	301,371	—	—

				$64,822,373	$416,225	$(6,370)	$(1,371)

(a)	Includes net capital gain distributions, if applicable.

14	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Active Stock Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	50	03/16/18	$2,909	$113,100
Russell 2000 E-Mini Index	9	03/16/18	691	2,252
S&P 500 E-Mini Index	2,086	03/16/18	279,107	2,310,813

				2,426,165

Short Contracts
MSCI Emerging Markets Index	2,327	03/16/18	$135,396	$(4,911,714)
Russell 2000 E-Mini Index	1,255	03/16/18	96,415	(774,089)

				(5,685,803)

				$(3,259,638)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	—	—	$2,426,165	—	—	—	$2,426,165
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	—	—	$5,685,803	—	—	—	$5,685,803

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the year ended December 31, 2017, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	—	—	$5,984,200	—	—	—	$5,984,200
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(1,161,024)	—	—	—	$(1,161,024)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$265,756,728
Average notional value of contracts — short	222,680,264

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (continued) December 31, 2017	Active Stock Master Portfolio

The following table summarizes the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$6,553,147	$—	$—	$6,553,147
Air Freight & Logistics	939,585	334,127	—	1,273,712
Airlines	566,673	—	—	566,673
Auto Components	4,992,216	464,494	—	5,456,710
Automobiles	819,982	3,497,831	—	4,317,813
Banks	26,300,146	13,464,349	—	39,764,495
Beverages	1,417,309	—	—	1,417,309
Biotechnology	13,376,435	55,262	—	13,431,697
Building Products	2,736,988	—	—	2,736,988
Capital Markets	6,136,580	—	—	6,136,580
Chemicals	6,786,191	3,289,477	—	10,075,668
Commercial Services & Supplies	1,923,410	—	—	1,923,410
Communications Equipment	2,511,141	48,805	—	2,559,946
Construction & Engineering	2,268,990	4,097,976	—	6,366,966
Construction Materials	109,255	175,090	—	284,345
Consumer Discretionary	229,241	—	—	229,241
Consumer Finance	1,687,569	—	—	1,687,569
Containers & Packaging	621,403	—	—	621,403
Distributors	467,151	—	—	467,151
Diversified Consumer Services	1,748,724	—	—	1,748,724
Diversified Financial Services	6,757,298	4,227,400	—	10,984,698
Diversified Telecommunication Services	2,320,406	1,849,418	—	4,169,824
Electric Utilities	5,788,402	514,628	—	6,303,030
Electrical Equipment	2,081,933	—	—	2,081,933
Electronic Equipment, Instruments & Components	6,643,987	1,709,061	—	8,353,048
Energy Equipment & Services	3,171,477	—	—	3,171,477
Food & Staples Retailing	7,958,436	656,382	—	8,614,818
Food Products	6,634,083	2,626,553	—	9,260,636
Gas Utilities	1,086,092	94,109	—	1,180,201
Health Care Equipment & Supplies	9,567,398	—	—	9,567,398
Health Care Providers & Services	10,437,348	320,959	—	10,758,307
Health Care Technology	1,181,391	—	—	1,181,391
Hotels, Restaurants & Leisure	9,354,527	436,579	—	9,791,106
Household Durables	1,849,663	2,924,526	—	4,774,189
Household Products	3,321,297	—	—	3,321,297
Independent Power and Renewable Electricity Producers	1,250,860	—	—	1,250,860
Industrial Conglomerates	2,985,364	267,508	—	3,252,872
Insurance	10,691,570	4,965,156	—	15,656,726
Internet & Direct Marketing Retail	9,274,045	—	—	9,274,045
Internet Software & Services	15,665,759	8,835,076	—	24,500,835
IT Services	15,593,981	711,478	—	16,305,459
Leisure Products	1,416,298	—	—	1,416,298
Life Sciences Tools & Services	2,303,784	—	—	2,303,784
Machinery	11,491,271	996,269	—	12,487,540
Marine	14,228	—	—	14,228
Media	8,705,383	1,929,121	—	10,634,504
Metals & Mining	5,314,095	7,048,053	—	12,362,148
Mortgage Real Estate Investment Trusts (REITs)	13,461	—	—	13,461
Multi-Utilities	3,967,802	—	—	3,967,802
Multiline Retail	2,527,828	501,461	—	3,029,289
Oil, Gas & Consumable Fuels	18,337,945	5,991,488	—	24,329,433
Paper & Forest Products	1,473,760	429,825	—	1,903,585
Personal Products	5,054,213	88,576	—	5,142,789
Pharmaceuticals	11,091,024	289,072	—	11,380,096
Professional Services	2,871,802	—	—	2,871,802
Real Estate Investment Trusts (REITs)	15,012,324	—	—	15,012,324
Real Estate Management & Development	2,720,873	2,637,477	—	5,358,350
Road & Rail	1,088,253	—	—	1,088,253
Semiconductors & Semiconductor Equipment	11,389,888	6,262,715	—	17,652,603
Software	18,984,354	—	—	18,984,354

16	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Active Stock Master Portfolio

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Specialty Retail	$8,219,686	$—	$—	$8,219,686
Technology Hardware, Storage & Peripherals	9,391,293	8,091,956	—	17,483,249
Textiles, Apparel & Luxury Goods	3,321,775	—	—	3,321,775
Thrifts & Mortgage Finance	4,852,246	749,874	—	5,602,120
Tobacco	3,302,565	—	—	3,302,565
Trading Companies & Distributors	6,112,540	—	—	6,112,540
Transportation Infrastructure	44,300	—	—	44,300
Water Utilities	475,801	—	—	475,801
Wireless Telecommunication Services	7,838,902	1,648,689	—	9,487,591
Preferred Stocks	2,413,669	—	—	2,413,669
Short-Term Securities	64,822,373	—	—	64,822,373

	$450,381,189	$92,230,820	$—	$542,612,009

Derivative Financial Instruments (a)
Assets:
Equity contracts	$2,426,165	$—	$—	$2,426,165
Liabilities:
Equity contracts	(5,685,803)	—	—	(5,685,803)

	$(3,259,638)	$—	$—	$(3,259,638)

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Statement of Assets and Liabilities

December 31, 2017

Active Stock Master Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $20,797,843) (cost — $416,828,078)	$477,789,636
Investments at value — affiliated (cost — $64,823,184)	64,822,373
Cash	618
Cash pledged for futures contracts	13,992,000
Foreign currency at value (cost — $546,710)	551,934
Receivables:
Investments sold	3,239,395
Variation margin on future contracts	13,068
Dividends — unaffiliated	624,576
Contributions from investors	285,557
Dividends — affiliated	35,198
Securities lending income — affiliated	10,780
Prepaid expenses	1,628

Total assets	561,366,763

LIABILITIES
Cash collateral on securities loaned at value	21,495,688
Payables:
Investments purchased	3,233,295
Variation margin on futures contracts	823,882
Deferred foreign capital gain tax	263,191
Administration fees	44,926
Other accrued expenses	23,373
Investment advisory fees	22,287
Trustees’ fees	4,180

Total liabilities	25,910,822

NET ASSETS	$535,455,941

NET ASSETS CONSIST OF
Investors’ capital	$478,012,011
Net unrealized appreciation (depreciation)	57,443,930

NET ASSETS	$535,455,941

See notes to financial statements.

18	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

Year Ended December 31, 2017

Active Stock Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$9,407,831
Dividends — affiliated	301,371
Securities lending income — affiliated — net	114,854
Interest — affiliated	34,694
Foreign taxes withheld	(423,911)

Total investment income	9,434,839

EXPENSES
Investment advisory	1,279,900
Administration	511,960
Professional	21,871
Trustees	18,081
Miscellaneous	3,737

Total expenses	1,835,549
Less:
Fees waived and/or reimbursed by the Manager	(556,015)
Fees waived and/or reimbursed by the Administrator	(511,960)

Total expenses after fees waived and/or reimbursed	767,574

Net investment income	8,667,265

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	47,078,100
Investments — affiliated	(6,370)
Futures contracts	5,984,200
Foreign currency transactions	(131,198)

52,924,732

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	41,935,855
Investments — affiliated	(1,371)
Futures contracts	(1,161,024)
Foreign currency translations	(257,179)

40,516,281

Net realized and unrealized gain	93,441,013

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$102,108,278

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statement of Changes in Net Assets

	Active Stock Master Portfolio
	Year Ended December 31,
	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,667,265	$7,200,142
Net realized gain	52,924,732	31,346,211
Net change in unrealized appreciation (depreciation)	40,516,281	12,699,596

Net increase in net assets resulting from operations	102,108,278	51,245,949

CAPITAL TRANSACTIONS
Proceeds from contributions	12,844,531	135,732,410
Value of withdrawals	(82,544,040)	(129,926,695)

Net increase (decrease) in net assets derived from capital transactions	(69,699,509)	5,805,715

NET ASSETS
Total increase in net assets	32,408,769	57,051,664
Beginning of year	503,047,172	445,995,508

End of year	$535,455,941	$503,047,172

See notes to financial statements.

20	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

	Active Stock Master Portfolio
	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	22.15%	12.45%	(1.20)%	11.74%	34.02%

Ratios to Average Net Assets
Total expenses	0.36%	0.36%	0.35%	0.35%	0.35%

Total expenses after fees waived and paid indirectly	0.15%	0.15%	0.15%	0.17%	0.23%

Net investment income	1.69%	1.66%	1.65%	1.56%	1.55%

Supplemental Data
Net assets, end of year (000)	$535,456	$503,047	$445,996	$2,434,426	$2,940,543

Portfolio turnover rate	252%	115%	132%	119%	153%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Notes to Financial Statements

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Active Stock Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign

22	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt Securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks/corporate bonds/investment companies in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements  (continued)

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Credit Suisse Securities (USA) LLC	$5,589,498	$(5,589,498)	$—
HSBC Bank PLC.	2,664	(2,664)	—
Jeffries LLC	308,990	(308,990)	—
JPMorgan Securities LLC	7,828,883	(7,828,883)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	1,118,764	(1,118,764)	—
Morgan Stanley & Co. LLC	5,949,044	(5,949,044)	—

	$20,797,843	$(20,797,843)	$—

(a)	Cash collateral with a value of $21,495,688 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

24	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.25%
$1 Billion — $3 Billion	0.24
$3 Billion — $5 Billion	0.23
$5 Billion — $10 Billion	0.22
Greater than $10 Billion	0.21

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL is entitled to receive for these administration services an annual fee of 0.10% based on the average daily net assets of the Master Portfolio.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

Expense Waivers and Reimbursements: The Manager has voluntarily agreed to waive a portion of its investment advisory fees payable by the Master Portfolio. This voluntary waiver may be terminated at any time. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2017, the Manager waived $486,362 pursuant to this agreement.

BAL voluntarily agreed to waive a portion of its administration fees payable by the Master Portfolio. This arrangement is voluntary and may be terminated by BAL at any time. This amount is included in fees waived and/or reimbursed by BAL in the Statement of Operations. For the year ended December 31, 2017, the amount waived was $511,960.

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2018. For the year ended December 31, 2017, the amount waived and/or reimbursed was $39,952.

With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2017, the amount waived was $29,701.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the independent trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the year ended December 31, 2017, there were no fees waived and/or reimbursed by the Manager pursuant to these arrangements.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2017, the Master Portfolio paid BTC $42,406 in total for securities lending agent services and collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements  (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of MIP are trustees and/or officers of BlackRock or its affiliates.

7.	PURCHASES AND SALES

For the year ended December 31, 2017, purchases and sales of investments, excluding short-term securities, were $ 1,371,659,040 and $ 1,179,155,417, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of December 31, 2017, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$485,008,406

Gross unrealized appreciation	$69,754,118
Gross unrealized depreciation	(12,150,515)

Net unrealized appreciation	$57,603,603

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2017, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

26	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and the Investors of Active Stock Master Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Active Stock Master Portfolio (one of the series constituting Master Investment Portfolio, referred to hereafter as the “Master Portfolio”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Master Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

28	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Rodney D. Johnson 1941	Chair of the Board and Trustee (Since 2009)	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 144 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 144 Portfolios	None
Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 144 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 144 Portfolios	None
Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 144 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee (Since 2009)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 144 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee (Since 2009)	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 144 Portfolios	None
Mark Stalnecker 1951	Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 144 Portfolios	None

TRUSTEE AND OFFICER INFORMATION	29

Trustee and Officer Information  (continued)

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 144 Portfolios	None
Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 144 Portfolios	None
Frederick W. Winter 1945	Trustee (Since 2009)	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 144 Portfolios	None

Interested Trustees (d)
Barbara G. Novick 1960	Trustee (Since 2015)	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 218 Portfolios	None
John M. Perlowski 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	127 RICs consisting of 316 Portfolios	None
(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

(b) Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c) In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. (“BlackRock”) in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or is affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

(d) Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the MIP based on their positions with BlackRock and its affiliates. Ms. Novick and Mr. Perlowski are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Ms. Novick is a board member of the BlackRock Closed-End Complex and Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

30	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer (Since 2015)	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
(b) Officers of the MIP serve at the pleasure of the Board.

Further information about MIP’s Trustees and Officers is available in MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective February 22, 2018, Barbara G. Novick resigned, and Robert Fairbairn was appointed, as an Interested Trustee of MIP.

Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors	PricewaterhouseCoopers LLP
San Francisco, CA 94105	Philadelphia, PA 19103

Administrator	Legal Counsel
BlackRock Advisors, LLC	Sidley Austin LLP
Wilmington, DE 19809	New York, NY 10019

Accounting Agent and Custodian	Address of MIP
State Street Bank and Trust Company	400 Howard Street
Boston, MA 02111	San Francisco, CA 94105

TRUSTEE AND OFFICER INFORMATION	31

Additional Information

Availability of Quarterly Schedule of Investments

The Master Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Master Portfolio voted proxies relating to securities held in the Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

Glossary of Terms Used in this Report

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
REIT	Real Estate Investment Trust

32	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Portfolio Information as of December 31, 2017	International Tilts Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Roach Holding AG	2%
SAP SE	2
British American Tobacco PLC	1
BASF SE	1
Sumitomo Mitsui Financial Group, Inc.	1
ING Groep NV	1
HSBC Holdings PLC	1
Nestle SA	1
Hitachi Ltd.	1
Deutsche Post AG, Registered Shares	1

GEOGRAPHIC ALLOCATION

Country	Percent of Net Assets
Japan	22%
United Kingdom	14
Germany	11
France	10
Switzerland	8
Australia	7
Netherlands	6
Sweden	4
United States	3
Hong Kong	3
Spain	2
Finland	2
Italy	2
Belgium	2
Denmark	2
Norway	1
Other(a)	2
Liabilities in Excess of Other Assets	(1)

(a)	Other includes a 1% or less investment in each of the following countries: Austria, India, Ireland, Isle of Man, Israel, Jersey, Luxembourg, New Zealand, Portugal, Russia, Singapore and South Africa.

Derivative Financial Instruments

International Tilts Master Portfolio (the “Master Portfolio”) may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

PORTFOLIO INFORMATION / DERIVATIVE FINANCIAL INSTRUMENTS	1

Schedule of Investments December 31, 2017	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.0%

Australia — 6.8%
Aristocrat Leisure Ltd.	77,635	$1,429,586
Beach Energy Ltd.	12,234	11,815
BHP Billiton Ltd.	25,824	593,201
BHP Billiton PLC	21,528	435,304
BlueScope Steel Ltd.	13,011	154,968
Caltex Australia Ltd.	13,523	358,241
CIMIC Group Ltd.	9,198	367,878
Cochlear Ltd.	2,878	383,645
Commonwealth Bank of Australia	1,355	84,563
CSL Ltd.	4,860	534,083
CSR Ltd.	37,557	138,852
Fortescue Metals Group Ltd.	117,178	443,445
Macquarie Group Ltd.	16,614	1,285,007
National Australia Bank Ltd.	41,968	963,803
Orora Ltd.	18	47
OZ Minerals Ltd.	1,456	10,341
Platinum Asset Management Ltd.	6,258	37,560
Qantas Airways Ltd.	275,277	1,079,375
Sims Metal Management, Ltd.	323	3,951
Star Entertainment Group Ltd.	3,217	15,200
Stockland	136,685	476,803
Sydney Airport(a)	73,141	401,333
Telstra Corp. Ltd.	499,435	1,411,824
Westpac Banking Corp.	1,035	25,175
Woolworths Group Ltd.	24,137	512,822

		11,158,822
Austria — 0.5%
Erste Group Bank AG(b)	254	11,007
OMV AG	12,141	769,594

		780,601
Belgium — 1.7%
Bekaert SA	244	10,640
bpost SA	5,944	180,901
Colruyt SA	191	9,936
KBC Group NV	10,324	879,743
Solvay SA	720	100,106
Telenet Group Holding NV(b)	145	10,102
UCB SA	19,011	1,507,437

		2,698,865
Denmark — 1.5%
Carlsberg A/S, Class B	5,938	712,193
Danske Bank A/S	37,410	1,456,072
Genmab A/S(b)(c)	614	101,827
Royal Unibrew A/S	402	24,078
Sydbank A/S	308	12,397
Topdanmark A/S(b)	4,386	189,423

		2,495,990
Finland — 2.0%
Sampo OYJ, Class A	23,741	1,302,956
Tieto OYJ	616	19,200
UPM-Kymmene OYJ	45,174	1,402,388
Valmet OYJ	24,090	475,349

		3,199,893
France — 9.8%
Arkema SA	1,264	154,012
AtoS SE	2,302	334,688
AXA SA	40,295	1,194,071
BNP Paribas SA	11,144	828,986
Bouygues SA	532	27,604
Capgemini SE	4,191	496,389

Security	Shares	Value
France (continued)
CNP Assurances	3,865	$89,155
Compagnie de Saint-Gobain	25,572	1,407,386
Compagnie Plastic Omnium SA	234	10,620
Dassault Aviation SA	22	34,207
Elior Group SA(d)	2,265	46,712
Engie SA	23,626	406,166
Eramet(b)	124	14,701
Faurecia	10,213	795,951
ICADE	166	16,318
Kering	3,716	1,749,221
Klepierre SA	1,288	56,613
Lagardere SCA	6,068	194,322
Legrand SA	4,361	335,269
LVMH Moet Hennessy Louis Vuitton SE	4,021	1,180,185
Nexity SA(b)	1,929	114,745
Orange SA	8,035	139,253
Pernod Ricard SA	885	139,967
Peugeot SA	57,586	1,169,622
Publicis Groupe SA	335	22,709
Renault SA	2,948	295,914
Sanofi	12,737	1,096,553
SCOR SE	4,970	199,762
Societe Generale SA	2,056	105,998
Sodexo SA	191	25,605
SOITEC(b)	197	14,052
Sopra Steria Group	57	10,652
Television Francaise 1	25,727	379,220
Thales SA	6,032	649,162
TOTAL SA	5,936	327,667
UbiSoft Entertainment SA(b)	416	31,962
Unibail-Rodamco SE	786	197,798
Veolia Environnement SA	33,703	859,398
Vinci SA	446	45,533
Vivendi SA	34,377	922,662

		16,120,810
Germany — 10.8%
Aareal Bank AG	1,965	88,724
adidas AG	534	106,794
Allianz SE, Registered Shares	3,101	709,657
Aurubis AG	2,439	226,397
BASF SE	19,105	2,094,507
Bayer AG, Registered Shares	8,757	1,088,172
Beiersdorf AG	595	69,754
CECONOMY AG	8,092	122,130
CTS Eventim AG & Co. KGaA	5,354	248,916
Deutsche Lufthansa AG, Registered Shares	27,463	1,008,543
Deutsche Post AG, Registered Shares	37,379	1,776,755
Deutsche Telekom AG, Registered Shares	8,701	153,803
E.ON SE	145,466	1,576,282
Fielmann AG	803	70,731
Fresenius Medical Care AG & Co. KGaA	13,525	1,420,255
Hannover Rueck SE	88	11,041
Hella GmbH & Co. KGaA	165	10,184
Hochtief AG	8,129	1,435,641
Infineon Technologies AG	2,180	59,371
Leoni AG	171	12,741
METRO AG(b)(c)	1,031	20,536
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	2,888	623,663
Puma SE	22	9,582
Rheinmetall AG	2,362	298,707
SAP SE	22,798	2,550,531
Siemens AG, Registered Shares	601	83,213
Siltronic AG(b)	790	114,212

2	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
Software AG	341	$19,127
Suedzucker AG	50,644	1,096,275
Talanx AG	2,606	106,199
Telefonica Deutschland Holding AG	32,188	161,093
TUI AG	15,885	329,094
Wirecard AG	399	44,346

		17,746,976
Hong Kong — 3.2%
AIA Group Ltd.	83,800	712,773
BOC Hong Kong Holdings Ltd.	75,500	381,560
CK Asset Holdings Ltd.	11,684	101,851
CLP Holdings Ltd.	72,500	741,903
Galaxy Entertainment Group Ltd.	39,000	311,368
Hang Lung Properties Ltd.	82,000	199,750
Henderson Land Development Co. Ltd.	65,839	432,891
Hong Kong Exchanges & Clearing Ltd.	6,200	189,647
Kerry Properties Ltd.	92,500	415,537
Noble Group Ltd.(b)(c)	8	1
Sands China Ltd.	25,600	131,769
Sino Land Co. Ltd.	16,000	28,306
SJM Holdings Ltd.	59,000	52,719
Sun Hung Kai Properties Ltd.	42,000	699,260
Swire Properties Ltd.	37,200	119,987
VTech Holdings Ltd.	1,000	13,079
WH Group Ltd.(d)	401,001	452,693
Wharf Holdings Ltd.	12,000	41,382
Wheelock & Co. Ltd.	38,000	270,873

		5,297,349
India — 0.0%
Vedanta Resources PLC	3,768	40,768
Ireland — 0.5%
DCC PLC	7,324	737,067
Glanbia PLC	1,109	19,826

		756,893
Isle of Man — 0.0%
Playtech PLC	2,779	32,252
Israel — 0.1%
Teva Pharmaceutical Industries Ltd.	5,361	101,389
Italy — 1.7%
A2A SpA	5,573	10,312
Amplifon SpA	4,657	71,746
Assicurazioni Generali SpA	38,955	709,037
Atlantia SpA	7,137	225,004
Azimut Holding SpA	1,156	22,116
Banca Mediolanum SpA	8,492	73,514
Eni SpA	829	13,718
Ferrari NV	3,218	337,183
Hera SpA	5,810	20,276
Mediaset SpA(b)(c)	23,278	90,214
Mediobanca SpA	74,469	843,776
Moncler SpA	10,722	335,143
Recordati SpA	616	27,375
Snam SpA	2,395	11,729

		2,791,143
Japan — 22.0%
Alfresa Holdings Corp.	500	11,711
Amada Holdings Co. Ltd.	3,300	44,804
Astellas Pharma, Inc.	115,700	1,469,769
Brother Industries Ltd.	800	19,664
Canon, Inc.	8,400	312,968
Chubu Electric Power Co., Inc.	4,700	58,297
COMSYS Holdings Corp.	5,400	156,560

Security	Shares	Value
Japan (continued)
Dai Nippon Printing Co. Ltd.	7,100	$158,069
Dai-ichi Life Holdings, Inc.	19,500	400,767
Daicel Corp.	31,400	356,337
Daiichi Sankyo Co. Ltd.	38,000	988,078
Daiichikosho Co., Ltd.	300	14,948
Daito Trust Construction Co. Ltd.	7,200	1,466,864
Daiwa Securities Group, Inc.	25,000	156,413
Denso Corp.	2,200	131,799
Dentsu, Inc.	200	8,457
Disco Corp.	100	22,164
East Japan Railway Co.	4,300	419,328
FANUC Corp.	2,500	599,741
Fast Retailing Co. Ltd.	900	357,852
FUJIFILM Holdings Corp.	300	12,241
Fujitsu General Ltd.(c)	5,700	124,955
Fujitsu Ltd.	64,000	453,730
Fukuoka Financial Group, Inc.	5,000	27,979
Glory Ltd.	1,200	45,233
Gree, Inc.	2,700	16,924
Haseko Corp.	1,700	26,347
Hitachi Ltd.	233,000	1,807,660
Hokuhoku Financial Group, Inc.	1,800	28,047
Hokuriku Electric Power Co.	1,600	12,872
Honda Motor Co. Ltd.	29,400	1,003,349
Hoya Corp.	4,900	244,036
Iida Group Holdings Co. Ltd.	33,200	624,912
J. Front Retailing Co. Ltd.	3,700	69,531
Japan Airlines Co. Ltd.	3,800	148,465
Japan Display, Inc.(b)(c)	13,100	26,422
Japan Post Holdings Co. Ltd.	19,500	223,351
Japan Prime Realty Investment Corp.	3	9,532
Japan Tobacco, Inc.	16,300	524,910
JSR Corp.	700	13,751
JTEKT Corp.	23,000	394,085
JXTG Holdings, Inc.	84,250	541,416
Kakaku.com, Inc.	700	11,816
Kao Corp.	11,400	770,293
KDDI Corp.	20,700	514,178
Kinden Corp.	2,300	37,448
Kobe Steel Ltd.(b)	900	8,306
Konami Holdings Corp.	200	10,998
Lawson, Inc.	500	33,227
Lintec Corp.	3,700	103,039
Marubeni Corp.	8,100	58,560
Miraca Holdings, Inc.	3,700	157,824
Mitsubishi Chemical Holdings Corp.	85,600	936,629
Mitsubishi Corp.	4,400	121,325
Mitsubishi Estate Co. Ltd.	3,800	65,980
Mitsubishi Logistics Corp.	8,000	207,401
Mitsui & Co. Ltd.	43,200	700,852
Mizuho Financial Group, Inc.	587,601	1,062,433
MS&AD Insurance Group Holdings, Inc.	9,000	303,574
Murata Manufacturing Co. Ltd.	1,400	187,443
NGK Insulators Ltd.	600	11,302
Nichirei Corp.	500	13,821
Nihon Unisys Ltd.	700	14,534
Nippon Building Fund, Inc.	15	73,353
Nippon Kayaku Co. Ltd.	6,000	88,969
Nippon Steel & Sumitomo Metal Corp.	12,000	306,592
Nippon Telegraph & Telephone Corp.	25,400	1,194,157
Nippon Television Holdings, Inc.	4,700	80,411
Nissan Chemical Industries Ltd.	5,900	235,025
Nissan Motor Co. Ltd.	74,600	742,724
Nitto Denko Corp.	3,500	309,570
NSK Ltd.	6,000	94,002

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (continued) December 31, 2017	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
NTT Data Corp.	2,100	$24,914
NTT DOCOMO, Inc.	67,400	1,593,605
Obic Co. Ltd.	700	51,413
Pigeon Corp.	600	22,797
Pola Orbis Holdings, Inc.	1,400	49,057
Resona Holdings, Inc.	183,000	1,090,455
Sankyo Co. Ltd.	400	12,579
Secom Co. Ltd.	11,400	860,049
Seino Holdings Co Ltd.	2,400	38,075
Sekisui House Ltd.	4,700	84,782
Senshu Ikeda Holdings, Inc.	16,200	59,618
Seven & i Holdings Co. Ltd.	12,600	521,973
Shikoku Electric Power Co., Inc.	2,900	31,567
Shionogi & Co. Ltd.	14,400	778,102
Skylark Co. Ltd.(c)	6,400	90,942
Sojitz Corp.	14,400	44,117
Sony Corp.	200	8,977
Square Enix Holdings Co. Ltd.	300	14,234
Sumitomo Chemical Co. Ltd.	22,000	157,424
Sumitomo Dainippon Pharma Co. Ltd.	1,700	25,165
Sumitomo Electric Industries Ltd.	21,300	359,060
Sumitomo Mitsui Financial Group, Inc.	46,100	1,987,117
Sumitomo Mitsui Trust Holdings, Inc.	27,400	1,084,108
Sumitomo Realty & Development Co. Ltd.	3,000	98,457
Suzuken Co. Ltd.	300	12,317
T&D Holdings, Inc.	13,100	223,492
TIS, Inc.	600	20,895
Toho Gas Co. Ltd.	400	10,951
Tokai Rika Co. Ltd.	4,000	83,936
Tokio Marine Holdings, Inc.	5,700	259,253
Tokyo Electric Power Co. Holdings, Inc.(b)	2,900	11,445
Tokyo Electron Ltd.	8,000	1,443,115
Tokyo Gas Co. Ltd.	27,900	637,471
Tokyu Corp.	1,500	23,910
Toyo Seikan Group Holdings Ltd.	4,800	77,051
Toyota Boshoku Corp.	600	12,524
Toyota Motor Corp.	11,400	726,521
TS Tech Co. Ltd.	4,200	172,333
TV Asahi Holdings Corp.	600	12,036
Ulvac, Inc.	1,200	75,260
West Japan Railway Co.	12,700	926,516
Zeon Corp.	22,600	326,153

		36,133,890
Jersey — 0.0%
Centamin PLC	5,965	12,705

Luxembourg — 0.3%
APERAM SA	3,743	192,290
ArcelorMittal(b)	8,171	265,093

		457,383
Netherlands — 6.5%
BE Semiconductor Industries NV	12,347	1,031,402
CNH Industrial NV	2,190	29,299
Euronext NV(c)(d)	1,684	104,456
Gemalto NV	2,347	138,989
ING Groep NV	104,464	1,917,617
Koninklijke Ahold Delhaize NV	53,433	1,174,615
Koninklijke DSM NV	16,163	1,543,952
Koninklijke KPN NV(c)	173,840	606,921
Koninklijke Philips NV	19,834	748,905
PostNL NV	4,404	21,498
Randstad Holding NV	1,140	69,949
Royal Dutch Shell PLC, Class A	39,369	1,314,263

Security	Shares	Value
Netherlands (continued)
Royal Dutch Shell PLC, Class B	30,959	$1,042,514
Unilever NV CVA	15,929	896,849

		10,641,229
New Zealand — 0.0%
Vector Ltd.	5,687	13,972

Norway — 1.1%
DNB ASA	28,449	526,631
Fred Olsen Energy ASA(b)(c)	8	21
Norsk Hydro ASA	19,130	145,021
Orkla ASA	17,968	190,408
Statoil ASA	36,166	774,236
Telenor ASA	10,685	228,732

		1,865,049
Portugal — 0.4%
Banco Comercial Portugues SA, Class R(b)	38,218	12,440
Jeronimo Martins SGPS SA	34,009	660,848

		673,288
Russia — 0.0%
Evraz PLC	3,432	15,755
Singapore — 0.9%
Ascendas Real Estate Investment Trust	36,200	73,470
CapitaLand Ltd.	244,401	642,940
CapitaLand Mall Trust	7,900	12,568
Genting Singapore PLC	85,200	83,210
Jardine Cycle & Carriage Ltd.	2,000	60,709
Venture Corp. Ltd.	41,300	630,530
Yanlord Land Group Ltd.	16,600	20,072

		1,523,499
South Africa — 0.1%
Mondi PLC	5,043	131,061

Spain — 2.5%
ACS Actividades de Construccion y Servicios SA	17,006	664,315
Amadeus IT Group SA	5,213	375,140
Banco Bilbao Vizcaya Argentaria SA	3,759	31,945
Banco Santander SA	16,052	105,241
Distribuidora Internacional de Alimentacion SA	5,064	26,118
Endesa SA	1,231	26,328
Grifols SA	3,125	91,372
Mediaset Espana Comunicacion SA(c)	70,681	792,677
Melia Hotels International SA	3,097	42,614
NH Hotel Group SA	1,730	12,455
Repsol SA	17,447	308,052
Telefonica SA	159,509	1,553,247

		4,029,504
Sweden — 4.1%
Boliden AB	22,454	767,876
Electrolux AB, Class B	14,233	458,237
Fabege AB	2,327	49,585
JM AB	6,204	141,329
NCC AB, -B Shares	13,167	252,486
Sandvik AB	42,845	749,988
Skandinaviska Enskilda Banken AB, Class A	47,210	554,358
SSAB AB, A Shares(b)	7,277	39,766
Svenska Cellulosa AB SCA, B Shares	28,295	291,639
Svenska Handelsbanken AB, Class A	75,385	1,030,214
Swedish Match AB	16,558	652,247
Telefonaktiebolaget LM Ericsson, Class B	12,103	79,877
Telia Co. AB	2	9
Volvo AB, Class B	87,897	1,636,788

		6,704,399

4	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Switzerland — 7.8%
Barry Callebaut AG, Registered Shares(b)	7	$14,591
Bucher Industries AG	175	71,117
Dormakaba Holding AG(b)	14	13,036
Ferguson PLC	3,942	282,893
GAM Holding AG(b)	1,514	24,430
Georg Fischer AG, Registered Shares	661	872,630
Glencore PLC(b)	57,353	300,183
Helvetia Holding AG	324	182,237
IWG PLC	18,304	63,612
Landis+Gyr Group AG(b)	871	69,254
Logitech International SA, Registered Shares	34,404	1,158,979
Nestle SA, Registered Shares	22,209	1,909,447
Novartis AG, Registered Shares	11,521	969,520
OC Oerlikon Corp. AG, Registered Shares(b)	1,518	25,623
Roche Holding AG	13,109	3,314,679
Schindler Holding AG, Participation Certificates	2,501	575,206
SGS SA, Registered Shares	35	91,246
STMicroelectronics NV(c)	69,770	1,521,943
Sulzer AG, Registered Shares	84	10,189
Swiss Re AG	3,636	340,041
Temenos Group AG(b)	2,950	377,514
UBS Group AG, Registered Shares(b)	29,893	549,217

		12,737,587
United Kingdom — 13.7%
Anglo American PLC	21,875	454,978
Ashmore Group PLC	8,562	46,656
Associated British Foods PLC	30,025	1,143,179
Auto Trader Group PLC(d)	40,726	193,991
Barratt Developments PLC	22,361	195,065
Bodycote PLC	1,076	13,235
BP PLC	135,090	947,695
British American Tobacco PLC	31,704	2,143,153
Britvic PLC	27,902	306,208
Carnival PLC	4,421	290,882
Centrica PLC	82,519	152,970
Close Brothers Group PLC	10,418	203,674
Compass Group PLC	13,656	294,454
Croda International PLC	1,364	81,312
Diageo PLC	41,428	1,518,518
Dialog Semiconductor PLC(b)	8,759	271,244
Direct Line Insurance Group PLC	45,956	236,480
Dixons Carphone PLC	25,983	69,704
DS Smith PLC	6,620	46,145
Electrocomponents PLC	3,662	30,913
Experian PLC	2,169	47,811
Fevertree Drinks PLC	738	22,688
GKN PLC	20,372	87,606
GlaxoSmithKline PLC	41,450	734,046
Hammerson PLC	4,703	34,698
Hays PLC	22,289	54,896
Howden Joinery Group PLC	9,354	58,882
HSBC Holdings PLC	185,384	1,914,659
Imperial Brands PLC	16,122	687,678
Inchcape PLC	19,974	210,415
Indivior PLC (b)	7,094	38,957
InterContinental Hotels Group PLC	9,588	609,843
International Consolidated Airlines Group SA	18,575	160,973
Intertek Group PLC	21,546	1,506,789
ITV PLC	48,007	107,272
JD Sports Fashion PLC	6,110	27,683
Johnson Matthey PLC	1,673	69,326
Jupiter Fund Management PLC	9,227	78,074
Land Securities Group PLC	1,659	22,540
Legal & General Group PLC	82,506	303,753

Security	Shares	Value
United Kingdom (continued)
Lloyds Banking Group PLC	721,093	$661,228
National Grid PLC	26,834	316,333
Persimmon PLC	3,750	138,627
Qinetiq Group PLC	79,841	249,120
Rentokil Initial PLC	24,003	102,833
Rightmove PLC	3,335	202,387
Rio Tinto PLC	8,641	453,286
Royal Mail PLC	14,353	87,691
Schroders PLC	5,148	243,687
Severn Trent PLC	6,902	201,115
Shire PLC	9,844	510,127
Smiths Group PLC	1,873	37,590
Spectris PLC	300	10,043
Spirax-Sarco Engineering PLC	4,410	333,417
SSE PLC	21,713	386,009
SSP Group PLC	2,077	19,077
Standard Life Aberdeen PLC	24,940	146,697
Subsea 7 SA	4	60
Tate & Lyle PLC	32,966	312,467
Taylor Wimpey PLC	5,871	16,361
Tesco PLC	25,467	71,949
Thomas Cook Group PLC	443,093	735,240
Unilever PLC	5,201	288,479
Vodafone Group PLC	347,623	1,098,834
WH Smith PLC	2,473	78,365
WM Morrison Supermarkets PLC	85,257	253,127
WPP PLC	4,584	82,813

		22,456,007

Total Common Stocks — 98.0% (Cost — $136,305,794)		160,617,079

Rights — 0.0%

Spain — 0.0%
Repsol SA (Expires 01/10/18)(b)	16,587	7,537

Total Long-Term Investments — 98.0% (Cost — $136,313,391)		160,624,616

Short-Term Securities — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.53%(e)(f)(g)	2,058,817	2,059,023
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.21%(e)(g)	2,901,225	2,901,225

		4,960,248

Total Short-Term Securities — 3.0% (Cost — $4,960,042)		4,960,248

Total Investments — 101.0% (Cost — $141,273,433)		165,584,864
Liabilities in Excess of Other Assets — (1.0)%		(1,615,410)

Net Assets — 100.0%		$163,969,454

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non-income producing security.
(c)	Security, or a portion of the security, is on loan.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of security was purchased with the cash collateral from loaned securities.

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (continued) December 31, 2017	International Tilts Master Portfolio

(g)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/16	Net Activity	Shares Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,282,736	(8,223,919)	2,058,817	$2,059,023	$36,931	(b)	$333	$(1,692)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,790,973	1,110,252	2,901,225	2,901,225	20,878		—	—

				$4,960,248	$57,809		$333	$(1,692)

(a)	Includes net capital gain distribution, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Stoxx 50 Index	24	03/16/18	$1,006	$(22,673)
FTSE 100 Index	9	03/16/18	928	27,073
SPI 200 Index	3	03/15/18	352	(123)
Yen Denom Nikkei Index	7	03/08/18	705	2,581

				$6,858

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$–	$29,654	$—	$—	$—	$29,654

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$22,796	$—	$—	$—	$22,796

(a)	Includes cumulative depreciation on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the year ended December 31, 2017, the effect of derivative financial instruments in the Statements of Operation was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$441,228	$—	$—	$—	$441,228

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(100,430)	$—	$—	$—	$(100,430)

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts – long							$1,838,722
Average notional value of contracts – short							2,802,470

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

6	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$11,158,822	$—	$11,158,822
Austria	769,594	11,007	—	780,601
Belgium	—	2,698,865	—	2,698,865
Denmark	101,827	2,394,163	—	2,495,990
Finland	—	3,199,893	—	3,199,893
France	563,602	15,557,208	—	16,120,810
Germany	9,582	17,737,394	—	17,746,976
Hong Kong	1,314,582	3,982,767	—	5,297,349
India	—	40,768	—	40,768
Ireland	19,826	737,067	—	756,893
Isle of Man	—	32,252	—	32,252
Israel	—	101,389	—	101,389
Italy	235,475	2,555,668	—	2,791,143
Japan	82,885	36,051,005	—	36,133,890
Jersey	—	12,705	—	12,705
Luxembourg	—	457,383	—	457,383
Netherlands	—	10,641,229	—	10,641,229
New Zealand	—	13,972	—	13,972
Norway	21	1,865,028	—	1,865,049
Portugal	660,848	12,440	—	673,288
Russia	15,755	—	—	15,755
Singapore	—	1,523,499	—	1,523,499
South Africa	—	131,061	—	131,061
Spain	12,455	4,017,049	—	4,029,504
Sweden	544,125	6,160,274	—	6,704,399
Switzerland	144,918	12,592,669	—	12,737,587
United Kingdom	3,366,562	19,089,445	—	22,456,007
Rights	7,537	—	—	7,537
Short-Term Securities	4,960,248	—	—	4,960,248

	$12,809,842	$152,775,022	$—	$165,584,864

Derivative Financial Instruments(a)
Assets:
Equity contracts	$29,654	$—	$—	$29,654
Liabilities:
Equity contracts	(22,796)	—	—	(22,796)

	$6,858	$—	$—	$6,858

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Level 2 and Level 1 were as follows:

	Transfers Into Level 1(a)	Transfers Out of Level 1(b)	Transfers Into Level 2(b)	Transfers Out of Level 2(a)
Assets:
Investments:
Common Stocks:
Hong Kong	$2,071,661	$—	$—	$(2,071,661)
United Kingdom	1,619,520	—	—	(1,619,520)
Austria	845,136	—	—	(845,136)
Italy	409,301	(1,106,805)	1,106,805	(409,301)
Portugal	312,039	—	—	(312,039)
Switzerland	55,366	—	—	(55,366)
France	48,679	—	—	(48,679)
Norway	29	—	—	(29)

	$5,361,731	$(1,106,805)	$1,106,805	$(5,361,731)

(a)	Systematic Fair Value Prices were not utilized at period end for these investments.
(b)	External pricing service used to reflect any significant market movements between the time the Master Portfolio valued such foreign securities and the earlier closing of foreign markets.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	7

Statement of Assets and Liabilities

December 31, 2017

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $1,946,473) (cost — $136,313,391)	$160,624,616
Investments at value — affiliated (cost — $4,960,042)	4,960,248
Foreign currency at value (cost — $2,129,889)	2,141,592
Cash pledged for futures contracts	265,910
Receivables:
Dividends — unaffiliated	126,793
Dividends — affiliated	2,424
Variation margin on futures contracts	8,887
Securities lending income — affiliated	2,098

Total assets	168,132,568

LIABILITIES
Cash collateral on securities loaned at value	2,057,751
Payables:
Administration fees	6,903
Investment advisory fees	46,619
Trustees’ fees	2,353
Variation margin on futures contracts	14,007
Other accrued expenses	32,957
Withdrawals to investors	2,002,524

Total liabilities	4,163,114

NET ASSETS	$163,969,454

NET ASSETS CONSIST OF
Investors’ capital	$139,638,368
Net unrealized appreciation (depreciation)	24,331,086

NET ASSETS	$163,969,454

See notes to financial statements.

8	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

Year Ended December 31, 2017

INVESTMENT INCOME
Dividends — unaffiliated	$5,686,373
Securities lending income — affiliated — net	36,931
Dividends — affiliated	20,878
Foreign taxes withheld	(612,449)

Total investment income	5,131,733

EXPENSES
Investment advisory	640,126
Administration	80,016
Trustees	9,882
Professional	24,814

Total expenses	754,838
Less fees waived and/or reimbursed by the Manager	(116,382)

Total expenses after fees waived	638,456

Net investment income	4,493,277

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	19,476,325
Investments — affiliated	333
Futures contracts	441,228
Foreign currency transactions	54,166

19,972,052

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	17,158,827
Investments — affiliated	(1,692)
Futures contracts	(100,430)
Foreign currency translations	38,190

17,094,895

Net realized and unrealized gain	37,066,947

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,560,224

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statement of Changes in Net Assets

	Year Ended December 31,
	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,493,277	$8,038,200
Net realized gain (loss)	19,972,052	(21,705,560)
Net change in unrealized appreciation (depreciation)	17,094,895	10,646,174

Net increase (decrease) in net assets resulting from operations	41,560,224	(3,021,186)

CAPITAL TRANSACTIONS
Proceeds from contributions	25,369,233	49,472,276
Value of withdrawals	(90,173,345)	(164,088,821)

Net decrease in net assets derived from capital transactions	(64,804,112)	(114,616,545)

NET ASSETS
Total decrease in net assets	(23,243,888)	(117,637,731)
Beginning of year	187,213,342	304,851,073

End of year	$163,969,454	$187,213,342

See notes to financial statements.

10	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

	Year Ended December 31,
	2017	2016	2015	2014	Period from October 31, 2013(a) to December 31, 2013
Total Return
Total return	29.06%	0.00%	2.25%	(3.94)%	1.60	%(b)

Ratios to Average Net Assets
Total expenses	0.47%	0.46%	0.45%	0.46%	0.53	%(c)

Total expenses after fees waived and paid indirectly	0.40%	0.40%	0.43%	0.45%	0.45	%(c)

Net investment income	2.81%	2.91%	2.65%	2.84%	1.17	%(c)

Supplemental Data
Net assets, end of year (000)	$163,969	$187,213	$304,851	$1,249,794	$552,818

Portfolio turnover rate	106%	98%	107%	120%	15%

(a)	Commencement of operations.
(b)	Aggregate total return.
(c)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Notes to Financial Statements

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. International Tilts Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign

12	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks/corporate bonds/investment companies in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value- unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements  (continued)

an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Credit Suisse Securities	$5,042	$(5,042)	$—
Goldman Sachs & Co.	1,261,027	(1,261,027)	—
HSBC Bank PLC.	21	(21)	—
JPMorgan Securities LLC	90,214	(90,214)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	1	(1)	—
Morgan Stanley & Co. LLC	42,459	(42,459)	—
State Street Bank and Trust Co.	547,709	(547,709)	—

	$1,946,473	$(1,946,473)	$—

(a)	Cash collateral with a value of $2,057,751 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.40%
$1 Billion – $3 Billion	0.38
$3 Billion – $5 Billion	0.36
$5 Billion – $10 Billion	0.35
Greater than $10 Billion	0.34

14	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

With respect to the Master Portfolio, the Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”) and BlackRock International Limited (“BIL”), each an affiliate of the Manager. The Manager pays BFA and BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with the Manager, which has agreed to provide general administration services (other than investment advice and related portfolio activities). The Manager, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. The Manager is entitled to receive for these administration services an annual fee of 0.05% based on the average daily net assets of the Master Portfolio.

From time to time, the Manager may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. The Manager may delegate certain of its administration duties to sub-administrators. The Manager has contractually agreed to waive this administration fee through April 30, 2018. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2017, the Manager waived $80,016.

Expense Waivers and Reimbursements: The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2018. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2017, the amount waived and/or reimbursed was $34,696.

With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2017, the amount waived was $1,670.

The Manager contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2018. This contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the year ended December 31, 2017, there were no fees waived by the Manager.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated – net in the Statement of Operations. For the year ended December 31, 2017, the Master Portfolio paid BTC $8,227 for securities lending agent services and collateral investment fees.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the Master Portfolio did not participate in the Interfund Lending Program.

Officers and Trustees: Certain trustees and/or officers of MIP are trustees and/or officers of BlackRock or its affiliates.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements  (continued)

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Sales	Net Realized Gain
$8,437,524	$95,572

7.	PURCHASES AND SALES

For the year ended December 31, 2017, purchases and sales of investments, excluding short-term securities, were $167,377,664 and $226,504,954, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of December 31, 2017, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$144,746,440

Gross unrealized appreciation	$26,287,803
Gross unrealized depreciation	(5,449,502)

Net unrealized appreciation	$20,838,301

9.	BANK BORROWINGS

The MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2017, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

16	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: The Master Portfolio invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Master Portfolio concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.

The United Kingdom voted on June 23, 2016 to withdraw from the European Union, which may introduce significant new uncertainties and instability in the financial markets across Europe.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and the Investors of International Tilts Master Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of International Tilts Master Portfolio (one of the series constituting Master Investment Portfolio, referred to hereafter as the “Master Portfolio”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Master Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

18	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Rodney D. Johnson 1941	Chair of the Board and Trustee (Since 2009)	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 144 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 144 Portfolios	None
Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 144 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 144 Portfolios	None
Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 144 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee (Since 2009)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 144 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee (Since 2009)	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 144 Portfolios	None
Mark Stalnecker 1951	Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 144 Portfolios	None

TRUSTEE AND OFFICER INFORMATION	19

Trustee and Officer Information  (continued)

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 144 Portfolios	None
Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 144 Portfolios	None
Frederick W. Winter 1945	Trustee (Since 2009)	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 144 Portfolios	None
Interested Trustees (d)
Barbara G. Novick 1960	Trustee (Since 2015)	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock's Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 218 Portfolios	None
John M. Perlowski 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	127 RICs consisting of 316 Portfolios	None
(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

(b) Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c) In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. ("BlackRock") in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or is affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

(d) Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the MIP based on their positions with BlackRock and its affiliates. Ms. Novick and Mr. Perlowski are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Ms. Novick is a board member of the BlackRock Closed-End Complex and Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

20	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer (Since 2015)	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
(b) Officers of the MIP serve at the pleasure of the Board.

Further information about MIP's Trustees and Officers is available in MIP's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective February 22, 2018, Barbara G. Novick resigned, and Robert Fairbairn was appointed, as an Interested Trustee of MIP.

Investment Adviser and Administrator	Transfer Agent
BlackRock Advisors, LLC	BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809	Wilmington, DE 19809

Sub-Advisers	Independent Registered Public Accounting Firm
BlackRock Fund Advisors	PricewaterhouseCoopers LLP
San Francisco, CA 94105	Philadelphia, PA 19103

BlackRock International Limited	Legal Counsel
Edinburgh EH3 8BL, United Kingdom	Sidley Austin LLP
New York, NY 10019

Accounting Agent and Custodian	Address of MIP
State Street Bank and Trust Company	400 Howard Street
Boston, MA 02111	San Francisco, CA 94105

TRUSTEE AND OFFICER INFORMATION	21

Additional Information

Availability of Quarterly Schedule of Investments

The Master Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Master Portfolio voted proxies relating to securities held in the Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

22	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Item 2 –	Code of Ethics – Each registrant (or each, a “Fund” or together, the “Funds”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrants’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency as to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock Advisors, LLC ’s (“Investment Adviser” or “BlackRock”) General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrants undertake to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Cash Funds: Institutional	$11,023	$11,148	$0	$0	$2,925	$2,425	$0	$0
BlackRock Cash Funds: Treasury	$11,023	$11,148	$0	$0	$2,925	$2,425	$0	$0
BlackRock CoreAlpha Bond Fund	$11,023	$11,148	$0	$0	$8,066	$7,566	$0	$0
BlackRock LifePath Dynamic Retirement Fund	$11,023	$11,148	$1,222	$0	$8,066	$7,566	$0	$0
BlackRock LifePath Dynamic 2020 Fund	$11,023	$11,148	$1,222	$0	$8,066	$7,566	$0	$0
BlackRock LifePath Dynamic 2025 Fund	$11,023	$11,148	$1,222	$0	$8,066	$7,566	$0	$0
BlackRock LifePath Dynamic 2030 Fund	$11,023	$11,148	$1,222	$0	$8,066	$7,566	$0	$0
BlackRock LifePath Dynamic 2035 Fund	$11,023	$11,148	$1,222	$0	$8,066	$7,566	$0	$0
BlackRock LifePath Dynamic 2040 Fund	$11,023	$11,148	$1,222	$0	$8,066	$7,566	$0	$0
BlackRock LifePath Dynamic 2045 Fund	$11,023	$11,148	$1,222	$0	$8,066	$7,566	$0	$0
BlackRock LifePath Dynamic 2050 Fund	$11,023	$11,148	$1,222	$0	$8,066	$7,566	$0	$0

BlackRock LifePath Dynamic 2055 Fund	$11,023	$11,148	$1,222	$0	$8,066	$7,566	$0	$0
BlackRock LifePath Dynamic 2060 Fund	$9,921	N/A	$0	N/A	$8,066	N/A	$0	N/A
BlackRock LifePath Index Retirement Fund	$11,023	$11,148	$0	$0	$8,066	$7,566	$0	$0
BlackRock LifePath Index 2020 Fund	$11,023	$11,148	$0	$0	$8,066	$7,566	$0	$0
BlackRock LifePath Index 2025 Fund	$11,023	$11,148	$0	$0	$8,066	$7,566	$0	$0
BlackRock LifePath Index 2030 Fund	$11,023	$11,148	$0	$0	$8,066	$7,566	$0	$0
BlackRock LifePath Index 2035 Fund	$11,023	$11,148	$0	$0	$8,066	$7,566	$0	$0
BlackRock LifePath Index 2040 Fund	$11,023	$11,148	$0	$0	$8,066	$7,566	$0	$0
BlackRock LifePath Index 2045 Fund	$11,023	$11,148	$0	$0	$8,066	$7,566	$0	$0
BlackRock LifePath Index 2050 Fund	$11,023	$11,148	$0	$0	$8,066	$7,566	$0	$0
BlackRock LifePath Index 2055 Fund	$11,023	$11,148	$0	$0	$8,066	$7,566	$0	$0
BlackRock LifePath Index 2060 Fund	$11,023	$9,865	$0	$0	$8,066	$7,566	$0	$0
iShares MSCI Total International Index Fund	$11,023	$11,148	$0	$0	$8,066	$7,566	$0	$0
iShares Russell 1000 Large-Cap Index Fund	$11,023	$11,148	$0	$0	$8,066	$7,566	$0	$0
iShares S&P 500 Index Fund	$11,023	$11,148	$0	$0	$8,066	$7,566	$0	$0
iShares U.S. Aggregate Bond Index Fund	$11,023	$11,148	$0	$0	$8,066	$7,566	$0	$0
Active Stock Master Portfolio	$20,791	$20,991	$0	$0	$20,661	$20,161	$0	$0
CoreAlpha Bond Master Portfolio	$39,538	$34,888	$0	$0	$20,661	$20,161	$0	$0
International Tilts Master Portfolio	$20,791	$20,991	$0	$0	$15,626	$18,460	$0	$0
Large Cap Index Master Portfolio	$20,791	$20,991	$0	$0	$15,626	$15,126	$0	$0
LifePath Dynamic Retirement Master Portfolio	$15,257	$15,407	$1,222	$0	$15,619	$13,119	$0	$0
LifePath Dynamic 2020 Master Portfolio	$15,257	$15,407	$1,222	$0	$15,619	$13,119	$0	$0
LifePath Dynamic 2025 Master Portfolio	$15,257	$15,407	$1,222	$0	$15,619	$13,119	$0	$0
LifePath Dynamic 2030 Master Portfolio	$15,257	$15,407	$1,222	$0	$15,619	$13,119	$0	$0
LifePath Dynamic 2035 Master Portfolio	$15,257	$15,407	$1,222	$0	$15,619	$13,119	$0	$0
LifePath Dynamic 2040 Master Portfolio	$15,257	$15,407	$1,222	$0	$15,619	$13,119	$0	$0
LifePath Dynamic 2045 Master Portfolio	$15,257	$15,407	$1,222	$0	$15,619	$13,119	$0	$0
LifePath Dynamic 2050 Master Portfolio	$15,257	$15,407	$1,222	$0	$15,619	$13,119	$0	$0
LifePath Dynamic 2055 Master Portfolio	$15,257	$15,407	$1,222	$0	$15,619	$13,119	$0	$0
LifePath Dynamic 2060 Master Portfolio	$13,731	N/A	$0	$0	$15,619	N/A	$0	$0
LifePath Index Retirement Master Portfolio	$12,857	$13,007	$0	$0	$13,619	$13,119	$0	$0
LifePath Index 2020 Master Portfolio	$12,857	$13,007	$0	$0	$13,619	$13,119	$0	$0
LifePath Index 2025 Master Portfolio	$12,857	$13,007	$0	$0	$13,619	$13,119	$0	$0
LifePath Index 2030 Master Portfolio	$12,857	$13,007	$0	$0	$13,619	$13,119	$0	$0

LifePath Index 2035 Master Portfolio	$12,857	$13,007	$0	$0	$13,619	$13,119	$0	$0
LifePath Index 2040 Master Portfolio	$12,857	$13,007	$0	$0	$13,619	$13,119	$0	$0
LifePath Index 2045 Master Portfolio	$12,857	$13,007	$0	$0	$13,619	$13,119	$0	$0
LifePath Index 2050 Master Portfolio	$12,857	$13,007	$0	$0	$13,619	$13,119	$0	$0
LifePath Index 2055 Master Portfolio	$12,857	$13,007	$0	$0	$13,619	$13,119	$0	$0
LifePath Index 2060 Master Portfolio	$12,857	$11,511	$0	$0	$13,619	$13,119	$0	$0
Money Market Master Portfolio	$12,407	$12,507	$0	$0	$0	$3,633	$0	$0
S&P 500 Index Master Portfolio	$20,791	$20,991	$0	$0	$15,626	$15,126	$0	$0
Total International ex U.S. Index Master Portfolio	$20,791	$20,991	$0	$0	$15,626	$18,459	$0	$0
Treasury Money Market Master Portfolio	$12,407	$12,507	$0	$0	$7,133	$3,633	$0	$0
U.S. Total Bond Index Master Portfolio	$24,120	$24,370	$0	$0	$15,626	$15,126	$0	$0

The following table presents fees billed by PwC that were required to be approved by each registrant’s audit committee (each a “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

Each Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the registrant’s Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Cash Funds: Institutional	$2,925	$2,425
BlackRock Cash Funds: Treasury	$2,925	$2,425
BlackRock CoreAlpha Bond Fund	$8,066	$7,566
BlackRock LifePath Dynamic Retirement Fund	$9,288	$7,566
BlackRock LifePath Dynamic 2020 Fund	$9,288	$7,566
BlackRock LifePath Dynamic 2025 Fund	$9,288	$7,566
BlackRock LifePath Dynamic 2030 Fund	$9,288	$7,566
BlackRock LifePath Dynamic 2035 Fund	$9,288	$7,566
BlackRock LifePath Dynamic 2040 Fund	$9,288	$7,566
BlackRock LifePath Dynamic 2045 Fund	$9,288	$7,566
BlackRock LifePath Dynamic 2050 Fund	$9,288	$7,566
BlackRock LifePath Dynamic 2055 Fund	$9,288	$7,566
BlackRock LifePath Dynamic 2060 Fund	$8,066	N/A
LifePath Index Retirement Fund	$8,066	$7,566
LifePath Index 2020 Fund	$8,066	$7,566
LifePath Index 2025 Fund	$8,066	$7,566
LifePath Index 2030 Fund	$8,066	$7,566
LifePath Index 2035 Fund	$8,066	$7,566
LifePath Index 2040 Fund	$8,066	$7,566
LifePath Index 2045 Fund	$8,066	$7,566
LifePath Index 2050 Fund	$8,066	$7,566
LifePath Index 2055 Fund	$8,066	$7,566
LlifePath Index 2060 Fund	$8,066	$7,566
iShares MSCI Total Interntional Index Fund	$8,066	$7,566
iShares Russell 1000 Large-Cap Index Fund	$8,066	$7,566
iShares S&P 500 Index Fund	$8,066	$7,566
iShares U. S. Aggregate Bond Index Fund	$8,066	$7,566
Active Stock Master Portfolio	$20,661	$20,161
CoreAlpha Bond Master Portfolio	$20,661	$20,161
International Tilts Master Portfolio	$15,626	$18,460

Large Cap Index Master Portfolio	$15,626	$15,126
LifePath Dynamic Retirement Master Portfolio	$16,841	$13,119
LifePath Dynamic 2020 Master Portfolio	$16,841	$13,119
LifePath Dynamic 2025 Master Portfolio	$16,841	$13,119
LifePath Dynamic 2030 Master Portfolio	$16,841	$13,119
LifePath Dynamic 2035 Master Portfolio	$16,841	$13,119
LifePath Dynamic 2040 Master Portfolio	$16,841	$13,119
LifePath Dynamic 2045 Master Portfolio	$16,841	$13,119
LifePath Dynamic 2050 Master Portfolio	$16,841	$13,119
LifePath Dynamic 2055 Master Portfolio	$16,841	$13,119
LifePath Dynamic 2060 Master Portfolio	$15,619	N/A
LifePath Index Retirement Master Portfolio	$13,619	$13,119
LifePath Index 2020 Master Portfolio	$13,619	$13,119
LifePath Index 2025 Master Portfolio	$13,619	$13,119
LifePath Index 2030 Master Portfolio	$13,619	$13,119
LifePath Index 2035 Master Portfolio	$13,619	$13,119
LifePath Index 2040 Master Portfolio	$13,619	$13,119
LifePath Index 2045 Master Portfolio	$13,619	$13,119
LifePath Index 2050 Master Portfolio	$13,619	$13,119
LifePath Index 2055 Master Portfolio	$13,619	$13,119
LifePath Index 2060 Master Portfolio	$13,619	$13,119
Money Market Master Portfolio	$0	$3,633
S&P 500 Index Master Portfolio	$15,626	$15,126
Total International ex U.S. Index Master Portfolio	$15,626	$15,126
Treasury Money Market Master Portfolio	$7,133	$18,459
U.S. Total Bond Index Master Portfolio	$15,626	$15,126

(h) Each Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to the registrants.

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: March 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: March 5, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: March 5, 2017